UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Diversified International Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Global Commodity Stock Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Overseas Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund and Fidelity Worldwide Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Diversified International Fund

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Fidelity® Diversified International Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
	(Click Here)	Report of Independent Registered Public Accounting Firm
Fidelity International Capital Appreciation Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Overseas Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Worldwide Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Diversified International	.96%
Actual		$ 1,000.00	$ 1,053.10	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.82
Class K	.79%
Actual		$ 1,000.00	$ 1,053.30	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom	17.7%
Japan	15.3%
United States of America	8.8%
Germany	8.6%
France	7.5%
Switzerland	4.7%
Australia	3.9%
Canada	3.6%
Denmark	3.2%
Other	26.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom	18.1%
Japan	13.4%
Germany	8.6%
United States of America	8.4%
France	7.1%
Canada	5.6%
Switzerland	4.4%
Australia	3.6%
Netherlands	2.7%
Other	28.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	96.6
Short-Term Investments and Net Other Assets (Liabilities)	4.4	3.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.7	1.8
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.6	3.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.1	2.1
Sanofi SA (France, Pharmaceuticals)	2.0	1.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.8	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.6	1.6
Nestle SA (Switzerland, Food Products)	1.6	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.4	1.3
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.7
	18.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.0	16.0
Financials	15.0	15.5
Consumer Staples	12.1	10.1
Information Technology	11.0	9.8
Health Care	10.8	8.2
Energy	9.2	11.4
Materials	8.7	10.2
Industrials	7.8	9.1
Telecommunication Services	4.7	6.2
Utilities	0.3	0.1

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 3.9%
Australia & New Zealand Banking Group Ltd.	4,291,862	$ 106,913,001
BHP Billiton Ltd. sponsored ADR (d)	6,364,864	472,909,395
Iluka Resources Ltd.	2,498,732	44,256,167
Newcrest Mining Ltd.	6,331,049	173,474,889
Origin Energy Ltd.	3,565,907	49,262,759
Spark Infrastructure Group unit	15,030,146	22,705,779
WorleyParsons Ltd.	857,492	25,237,930
TOTAL AUSTRALIA		894,759,920
Bailiwick of Guernsey - 1.0%
Amdocs Ltd. (a)	1,393,700	44,598,400
Resolution Ltd.	48,487,000	176,128,922
TOTAL BAILIWICK OF GUERNSEY		220,727,322
Bailiwick of Jersey - 1.5%
Experian PLC	9,017,072	142,331,304
Randgold Resources Ltd. sponsored ADR	440,900	39,306,235
Shire PLC	959,200	31,266,717
WPP PLC	8,999,832	121,881,467
TOTAL BAILIWICK OF JERSEY		334,785,723
Belgium - 1.7%
Anheuser-Busch InBev SA NV (d)	5,450,530	392,879,161
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,250,900	6,951
TOTAL BELGIUM		392,886,112
Bermuda - 0.6%
Assured Guaranty Ltd.	2,994,300	42,459,174
Kosmos Energy Ltd.	99,100	1,207,038
Li & Fung Ltd.	47,118,000	100,811,198
TOTAL BERMUDA		144,477,410
Brazil - 1.7%
Anhanguera Educacional Participacoes SA	2,713,200	36,068,771
Banco Bradesco SA (PN) sponsored ADR	719,400	11,531,982
BR Malls Participacoes SA	2,043,200	25,382,565
Drogasil SA	3,527,063	38,006,387
Estacio Participacoes SA	1,989,165	24,836,517
Itau Unibanco Banco Multiplo SA sponsored ADR	2,795,252	43,857,504
Kroton Educacional SA unit (a)	1,279,200	18,656,328
Qualicorp SA	4,596,000	40,024,972
Souza Cruz Industria e Comercio	3,570,100	55,607,517
T4F Entretenimento SA	2,091,900	19,117,540
Telefonica Brasil SA sponsored ADR	1,614,255	45,957,840
Tractebel Energia SA	1,894,800	32,654,398
TOTAL BRAZIL		391,702,321
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	1,708,400	30,529,108

	Shares	Value
Camelot Information Systems, Inc. ADR (a)	1,810,103	$ 5,321,703
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,047,500	45,304,375
TOTAL BRITISH VIRGIN ISLANDS		81,155,186
Canada - 3.6%
ARC Resources Ltd.	477,800	9,838,980
Bonavista Energy Corp. (d)	657,100	11,854,743
Canadian Natural Resources Ltd.	2,817,800	97,906,248
Fairfax Financial Holdings Ltd. (sub. vtg.)	161,600	66,258,045
Goldcorp, Inc.	1,829,000	70,049,172
Ivanhoe Mines Ltd. (a)	3,867,660	45,147,173
Niko Resources Ltd.	1,596,000	67,249,324
Open Text Corp. (a)	1,002,500	56,206,986
Painted Pony Petroleum Ltd. (a)(e)(f)	2,485,600	20,055,917
Painted Pony Petroleum Ltd. Class A (a)(e)	3,583,070	28,911,230
Penn West Petroleum Ltd.	1,069,900	18,338,048
Petrobank Energy & Resources Ltd. (a)	2,895,100	41,503,028
Petrominerales Ltd.	2,688,075	39,324,408
Potash Corp. of Saskatchewan, Inc. (d)	2,546,700	108,287,927
Suncor Energy, Inc.	2,617,700	86,474,868
Tourmaline Oil Corp. (a)	1,416,200	34,137,911
Uranium One, Inc. (a)(d)	10,763,300	31,273,775
TOTAL CANADA		832,817,783
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	966,800	128,294,360
Biostime International Holdings Ltd.	310,500	894,444
Golden Eagle Retail Group Ltd. (H Shares)	5,116,000	13,418,649
Haitian International Holdings Ltd.	4,243,000	4,883,580
Hengan International Group Co. Ltd.	9,258,000	98,025,391
HiSoft Technology International Ltd. ADR (a)(d)	1,697,800	24,142,716
NVC Lighting Holdings Ltd.	40,695,000	14,791,220
Sands China Ltd.	8,022,400	31,536,827
TOTAL CAYMAN ISLANDS		315,987,187
China - 0.1%
Weichai Power Co. Ltd. (H Shares)	4,259,000	20,063,600
Curacao - 0.6%
Schlumberger Ltd.	1,713,700	127,053,718
Denmark - 3.2%
Danske Bank A/S (a)	1,467,758	23,832,752
Novo Nordisk A/S Series B	4,165,439	614,136,180
William Demant Holding A/S (a)	1,137,298	107,360,996
TOTAL DENMARK		745,329,928
Finland - 0.1%
Nokian Tyres PLC (d)	431,953	20,488,288
France - 7.5%
Arkema SA	558,400	49,460,536
Atos Origin SA	365,000	23,509,463
Common Stocks - continued
	Shares	Value
France - continued
AXA SA (d)	6,100,800	$ 86,415,758
BNP Paribas SA	3,328,936	133,747,760
Bureau Veritas SA	801,600	71,426,550
Danone SA	1,299,650	91,443,335
Dassault Aviation SA (d)	35,665	32,764,632
Edenred SA	1,205,090	38,494,544
Essilor International SA	1,577,994	138,998,630
JC Decaux SA	1,418,600	40,253,701
LVMH Moet Hennessy - Louis Vuitton SA (d)	1,248,491	206,841,960
PPR SA (d)	1,715,600	286,954,909
Publicis Groupe SA	1,326,300	68,404,251
Sanofi SA	5,915,010	451,833,426
TOTAL FRANCE		1,720,549,455
Germany - 7.3%
adidas AG	1,561,780	130,251,515
Allianz AG	1,025,209	114,246,711
BASF AG (d)	2,777,429	228,657,735
Bayer AG (d)	3,033,362	213,668,193
Deutsche Boerse AG	872,900	54,807,500
Deutsche Post AG	3,122,882	58,290,404
ElringKlinger AG	777,428	22,512,857
Fresenius Medical Care AG & Co. KGaA	1,501,400	106,625,261
Fresenius SE	1,409,200	140,658,621
GFK AG	1,496,500	79,500,206
Kabel Deutschland Holding AG	362,700	22,854,772
Linde AG (d)	1,208,129	206,792,227
SAP AG	3,434,790	227,790,296
Siemens AG sponsored ADR	616,100	57,217,207
TOTAL GERMANY		1,663,873,505
Hong Kong - 1.2%
AIA Group Ltd.	35,967,000	127,946,125
China Mobile Ltd. sponsored ADR	1,254,275	69,411,579
Galaxy Entertainment Group Ltd. (a)	8,834,000	27,611,053
Henderson Land Development Co. Ltd.	9,504,155	54,143,910
TOTAL HONG KONG		279,112,667
India - 1.7%
Axis Bank Ltd.	1,472,751	30,955,317
Bajaj Auto Ltd.	793,148	24,464,622
Cummins India Ltd.	598,043	5,478,512
Dr. Reddy's Laboratories Ltd.	164,145	5,498,628
HDFC Bank Ltd.	12,995,695	133,906,087
Housing Development Finance Corp. Ltd.	6,539,994	83,648,344
ITC Ltd.	7,256,399	33,825,994
Lupin Ltd.	1,028,569	10,788,598

	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	2,226,876	$ 29,277,299
Shriram Transport Finance Co. Ltd.	2,342,970	25,478,381
TOTAL INDIA		383,321,782
Ireland - 0.6%
Accenture PLC Class A	1,065,300	69,191,235
CRH PLC	2,256,300	45,784,223
Elan Corp. PLC sponsored ADR (a)	1,743,900	24,048,381
TOTAL IRELAND		139,023,839
Isle of Man - 0.0%
3Legs Resources PLC (e)	6,268,300	5,799,224
Italy - 2.1%
ENI SpA	2,986,900	66,373,386
Fiat Industrial SpA (d)	16,907,592	191,816,056
Prada SpA	7,151,000	48,572,587
Saipem SpA	3,497,799	172,806,017
TOTAL ITALY		479,568,046
Japan - 15.3%
ABC-Mart, Inc.	1,141,300	41,564,036
Aozora Bank Ltd.	16,312,000	41,839,359
Calbee, Inc. (d)	1,256,700	76,055,182
Canon, Inc.	490,300	22,225,638
Credit Saison Co. Ltd.	3,299,300	70,810,833
Denso Corp.	1,431,700	46,297,332
Dentsu, Inc.	795,700	24,433,504
Don Quijote Co. Ltd.	2,732,200	100,223,355
Fanuc Corp.	835,100	140,848,876
Fast Retailing Co. Ltd.	115,100	25,722,777
Hitachi Ltd.	48,018,000	305,857,528
Honda Motor Co. Ltd.	7,682,100	276,489,864
Hoya Corp.	2,569,800	58,947,490
Itochu Corp.	12,847,500	145,368,459
Japan Tobacco, Inc.	57,006	315,815,229
JSR Corp.	5,086,800	100,400,680
KDDI Corp.	10,725	70,213,392
Keyence Corp.	715,210	168,817,950
Mitsubishi UFJ Financial Group, Inc.	21,124,000	101,433,516
Nikon Corp.	1,185,600	35,141,378
Nippon Telegraph & Telephone Corp.	1,015,000	45,927,220
Nitto Denko Corp.	604,400	24,806,160
ORIX Corp.	3,358,590	321,137,619
Rakuten, Inc.	257,268	286,961,308
Seven & i Holdings Co., Ltd.	4,692,600	142,054,806
Seven Bank Ltd.	12,099,900	29,897,727
SHIMANO, Inc.	1,070,100	70,367,376
SMC Corp.	752,500	125,677,689
SOFTBANK CORP.	3,631,900	108,406,193
Sumitomo Mitsui Financial Group, Inc.	1,421,800	45,498,719
Toray Industries, Inc.	4,555,000	35,022,482
Common Stocks - continued
	Shares	Value
Japan - continued
Unicharm Corp.	850,800	$ 47,597,977
Yahoo! Japan Corp.	163,955	49,206,957
TOTAL JAPAN		3,501,068,611
Korea (South) - 2.5%
Amorepacific Corp.	47,406	45,513,123
Hyundai Motor Co.	291,894	69,349,453
LG Household & Health Care Ltd.	59,599	31,272,835
NHN Corp.	472,201	106,964,693
Orion Corp.	136,504	108,466,417
Samsung Electronics Co. Ltd.	179,325	220,561,254
TOTAL KOREA (SOUTH)		582,127,775
Luxembourg - 0.3%
Samsonite International SA	36,017,800	69,819,841
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	2,983,200	79,502,280
Wal-Mart de Mexico SA de CV Series V	31,862,800	91,101,556
TOTAL MEXICO		170,603,836
Netherlands - 1.7%
AEGON NV	27,012,000	125,658,179
ASML Holding NV (Netherlands) (d)	1,626,700	82,777,674
Gemalto NV	1,292,017	96,276,846
NXP Semiconductors NV (a)	1,544,000	39,912,400
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,449,700	49,662,220
TOTAL NETHERLANDS		394,287,319
Norway - 1.3%
DnB NOR ASA (d)	3,663,309	39,499,181
Storebrand ASA (A Shares)	4,897,500	22,012,775
Telenor ASA	13,373,000	245,852,122
TOTAL NORWAY		307,364,078
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	9,283,990	36,719,298
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation)	9,564,100	30,619,057
South Africa - 0.8%
Foschini Ltd.	1,674,600	27,726,278
Life Healthcare Group Holdings Ltd.	6,906,900	23,869,564
Naspers Ltd. Class N	807,599	48,639,721
Shoprite Holdings Ltd.	2,836,300	49,009,864
Tiger Brands Ltd.	899,000	32,940,987
TOTAL SOUTH AFRICA		182,186,414
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	7,508,784	50,816,128
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	7,508,767	1,073,531

	Shares	Value
Grifols SA ADR (d)	10,138,230	$ 95,907,656
Inditex SA (d)	3,030,575	272,606,918
Prosegur Compania de Seguridad SA (Reg.)	1,808,997	103,309,525
Repsol YPF SA	3,312,401	63,362,620
TOTAL SPAIN		587,076,378
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	1,270,905	43,663,574
Svenska Handelsbanken AB (A Shares)	1,104,300	35,787,158
Swedbank AB (A Shares)	4,213,700	69,781,618
Swedish Match Co. AB	1,251,400	50,869,691
TOTAL SWEDEN		200,102,041
Switzerland - 4.7%
Clariant AG (Reg.)	1,882,987	23,943,221
Kuehne & Nagel International AG	555,960	67,569,157
Nestle SA	5,934,702	363,582,647
Roche Holding AG (participation certificate)	524,205	95,766,833
Schindler Holding AG (Reg.)	766,553	97,978,236
SGS SA (Reg.)	17,770	34,324,070
Syngenta AG (Switzerland)	402,260	141,078,742
UBS AG	12,221,701	152,643,760
Zurich Financial Services AG	403,865	98,791,284
TOTAL SWITZERLAND		1,075,677,950
Taiwan - 1.0%
HIWIN Technologies Corp.	2,408,000	22,878,271
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,608,100	196,434,198
TOTAL TAIWAN		219,312,469
United Kingdom - 17.7%
Aegis Group PLC	17,996,100	51,905,228
Aggreko PLC	450,000	16,441,192
Anglo American PLC (United Kingdom)	2,896,500	111,327,001
Barclays PLC	45,285,101	160,344,786
BG Group PLC	9,322,979	219,491,507
British American Tobacco PLC sponsored ADR	1,768,200	181,983,144
Burberry Group PLC	3,819,500	92,061,543
Capita Group PLC	6,351,700	68,351,616
Compass Group PLC	2,313,400	24,181,424
Diageo PLC	1,817,649	45,852,713
Filtrona PLC	3,401,808	25,641,728
GlaxoSmithKline PLC	16,226,500	374,902,670
Hikma Pharmaceuticals PLC	2,070,284	21,102,546
HSBC Holdings PLC sponsored ADR	7,005,300	316,429,401
Imperial Tobacco Group PLC	3,167,193	126,666,133
Inchcape PLC	13,505,027	80,205,315
ITV PLC	33,671,700	45,744,173
Meggitt PLC	8,046,700	53,352,546
National Grid PLC	2,351,600	25,396,963
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Next PLC	3,505,700	$ 166,663,079
Ocado Group PLC (a)(d)	7,106,518	14,971,897
Pearson PLC	3,179,800	59,901,447
Pz Cussons PLC Class L	2,710,800	14,620,866
Reckitt Benckiser Group PLC	4,176,187	243,140,102
Rolls-Royce Group PLC	15,196,200	203,115,883
Royal Dutch Shell PLC:
Class A sponsored ADR	2,464,200	176,288,868
Class B sponsored ADR	8,225,637	603,432,730
Standard Chartered PLC (United Kingdom)	2,832,886	69,246,743
Taylor Wimpey PLC	28,979,200	23,635,660
Travis Perkins PLC	1,369,800	23,344,885
Vodafone Group PLC sponsored ADR	14,726,400	409,835,712
TOTAL UNITED KINGDOM		4,049,579,501
United States of America - 4.4%
Apple, Inc. (a)	373,700	218,330,488
Beam, Inc.	601,200	34,136,136
Citigroup, Inc.	4,634,950	153,138,748
Cobalt International Energy, Inc. (a)	462,422	12,374,413
Cognizant Technology Solutions Corp. Class A (a)	648,000	47,511,360
Dolby Laboratories, Inc. Class A (a)	566,330	22,217,126
Facebook, Inc. Class B (g)	1,288,142	39,636,838
JPMorgan Chase & Co.	2,122,898	91,242,156
MasterCard, Inc. Class A	107,660	48,691,388
Motorola Solutions, Inc.	491,700	25,091,451
Newmont Mining Corp.	676,600	32,239,990
Noble Energy, Inc.	769,828	76,459,317
Polycom, Inc. (a)	2,852,000	37,846,040
PriceSmart, Inc.	43,700	3,606,998
SanDisk Corp. (a)	1,908,900	70,648,389
Schweitzer-Mauduit International, Inc.	445,742	30,230,222
Splunk, Inc.	502,000	17,042,900
ViroPharma, Inc. (a)	1,170,500	25,458,375
Yum! Brands, Inc.	340,300	24,750,019
TOTAL UNITED STATES OF AMERICA		1,010,652,354
TOTAL COMMON STOCKS (Cost $18,543,354,522)		21,610,679,938
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
ProSiebenSat.1 Media AG	2,783,800	70,682,029
Volkswagen AG	1,248,726	236,553,383
TOTAL GERMANY		307,235,412

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	1,610,797,200	$ 2,614,485
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $173,876,288)		309,849,897
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $275,431)	$ 270,994	270,994
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	771,187,866	771,187,866
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,000,395,353	2,000,395,353
TOTAL MONEY MARKET FUNDS (Cost $2,771,583,219)		2,771,583,219
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $21,489,089,460)	24,692,384,048
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(1,766,165,157)
NET ASSETS - 100%	$ 22,926,218,891
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,055,917 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,907,832 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 277,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 430,932
Fidelity Securities Lending Cash Central Fund	5,190,746
Total	$ 5,621,678
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 13,837,749	$ -	$ 109,582	$ -	$ 5,799,224
Painted Pony Petroleum Ltd.	30,395,209	-	-	-	20,055,917
Painted Pony Petroleum Ltd. Class A	44,553,022	-	498,801	-	28,911,230
Schweitzer-Mauduit International, Inc.	113,092,492	-	80,646,955	414,873	-
Total	$ 201,878,472	$ -	$ 81,255,338	$ 414,873	$ 54,766,371
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,705,829,038	$ 2,616,845,194	$ 1,088,983,844	$ -
Consumer Staples	2,779,429,026	2,102,390,899	677,038,127	-
Energy	2,086,018,007	2,019,644,621	66,373,386	-
Financials	3,435,358,713	2,201,372,000	1,233,986,713	-
Health Care	2,481,891,275	897,628,393	1,584,262,882	-
Industrials	1,767,966,251	1,356,071,227	411,895,024	-
Information Technology	2,499,358,142	1,626,875,445	832,845,859	39,636,838
Materials	2,008,815,905	1,661,723,618	347,092,287	-
Telecommunication Services	1,075,106,338	850,559,533	224,546,805	-
Utilities	80,757,140	55,360,177	25,396,963	-
Master Notes	270,994	-	-	270,994
Money Market Funds	2,771,583,219	2,771,583,219	-	-
Total Investments in Securities:	$ 24,692,384,048	$ 18,160,054,326	$ 6,492,421,890	$ 39,907,832
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,474,544
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	7,434,123
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(835)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 39,907,832
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 7,434,123

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $1,878,515,506) - See accompanying schedule: Unaffiliated issuers (cost $18,652,855,193)	$ 21,866,034,458
Fidelity Central Funds (cost $2,771,583,219)	2,771,583,219
Other affiliated issuers (cost $64,651,048)	54,766,371
Total Investments (cost $21,489,089,460)		$ 24,692,384,048
Receivable for investments sold Regular delivery		235,116,484
Delayed delivery		20,760,974
Receivable for fund shares sold		17,619,307
Dividends receivable		133,875,044
Interest receivable		20,120
Distributions receivable from Fidelity Central Funds		3,659,868
Prepaid expenses		24,569
Other receivables		2,556,170
Total assets		25,106,016,584

Liabilities
Payable to custodian bank	$ 1,838,980
Payable for investments purchased	68,785,388
Payable for fund shares redeemed	89,360,924
Accrued management fee	14,570,832
Other affiliated payables	3,279,448
Other payables and accrued expenses	1,566,768
Collateral on securities loaned, at value	2,000,395,353
Total liabilities		2,179,797,693

Net Assets		$ 22,926,218,891
Net Assets consist of:
Paid in capital		$ 22,616,673,727
Undistributed net investment income		140,277,663
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,038,031,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,207,299,301
Net Assets		$ 22,926,218,891

Diversified International: Net Asset Value, offering price and redemption price per share ($14,379,374,775 ÷ 506,047,124 shares)		$ 28.42

Class K: Net Asset Value, offering price and redemption price per share ($8,546,844,116 ÷ 301,104,431 shares)		$ 28.38

Statement of Operations

	Six months ended April 30, 2012

Investment Income
Dividends (including $414,873 earned from other affiliated issuers)		$ 302,142,354
Interest		2,160
Income from Fidelity Central Funds		5,621,678
Income before foreign taxes withheld		307,766,192
Less foreign taxes withheld		(20,135,709)
Total income		287,630,483

Expenses
Management fee Basic fee	$ 84,060,317
Performance adjustment	926,010
Transfer agent fees	19,409,203
Accounting and security lending fees	1,223,581
Custodian fees and expenses	1,288,723
Independent trustees' compensation	73,662
Appreciation in deferred trustee compensation account	36
Registration fees	170,347
Audit	89,236
Legal	71,983
Miscellaneous	120,337
Total expenses before reductions	107,433,435
Expense reductions	(1,603,364)	105,830,071
Net investment income (loss)		181,800,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372,465,473
Other affiliated issuers	21,401,557
Foreign currency transactions	(1,645,422)
Total net realized gain (loss)		392,221,608
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,309)	592,686,828
Assets and liabilities in foreign currencies	1,258,856
Total change in net unrealized appreciation (depreciation)		593,945,684
Net gain (loss)		986,167,292
Net increase (decrease) in net assets resulting from operations		$ 1,167,967,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,800,412	$ 581,959,099
Net realized gain (loss)	392,221,608	1,881,502,446
Change in net unrealized appreciation (depreciation)	593,945,684	(3,646,283,921)
Net increase (decrease) in net assets resulting from operations	1,167,967,704	(1,182,822,376)
Distributions to shareholders from net investment income	(460,432,726)	(554,171,382)
Distributions to shareholders from net realized gain	-	(93,780,346)
Total distributions	(460,432,726)	(647,951,728)
Share transactions - net increase (decrease)	(3,353,508,366)	(7,417,526,738)
Redemption fees	293,290	964,713
Total increase (decrease) in net assets	(2,645,680,098)	(9,247,336,129)

Net Assets
Beginning of period	25,571,898,989	34,819,235,118
End of period (including undistributed net investment income of $140,277,663 and undistributed net investment income of $418,909,977, respectively)	$ 22,926,218,891	$ 25,571,898,989

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58
Income from Investment Operations
Net investment income (loss) D	.20	.53 G	.37	.35	.55	.47
Net realized and unrealized gain (loss)	1.22	(1.99)	2.61	4.86	(20.96)	10.23
Total from investment operations	1.42	(1.46)	2.98	5.21	(20.41)	10.70
Distributions from net investment income	(.49)	(.46)	(.35)	(.31)	(.47)	(.36)
Distributions from net realized gain	-	(.08)	-	-	(2.57)	(2.51)
Total distributions	(.49)	(.54)	(.35)	(.31)	(3.04)	(2.87)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.42	$ 27.49	$ 29.49	$ 26.86	$ 21.96	$ 45.41
Total Return B,C	5.31%	(5.07)%	11.15%	24.32%	(48.04)%	30.37%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	.90%	.98%	1.01%	1.04%	.93%
Expenses net of fee waivers, if any	.96% A	.89%	.98%	1.01%	1.04%	.93%
Expenses net of all reductions	.95% A	.87%	.96%	.99%	1.02%	.91%
Net investment income (loss)	1.47% A	1.78% G	1.34%	1.58%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,379,375	$ 17,285,369	$ 26,527,229	$ 30,998,270	$ 28,274,961	$ 59,929,942
Portfolio turnover rate F	35% A	45%	57%	54%	49%	51%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.51	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.22	.58 G	.42	.42	.16
Net realized and unrealized gain (loss)	1.20	(1.97)	2.61	4.85	(16.57)
Total from investment operations	1.42	(1.39)	3.03	5.27	(16.41)
Distributions from net investment income	(.55)	(.53)	(.41)	(.36)	-
Distributions from net realized gain	-	(.08)	-	-	-
Total distributions	(.55)	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 28.38	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Total Return B,C	5.33%	(4.87)%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E,I
Expenses before reductions	.79% A	.73%	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.79% A	.72%	.79%	.77%	.88% A
Expenses net of all reductions	.78% A	.70%	.77%	.76%	.87% A
Net investment income (loss)	1.64% A	1.95% G	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,546,844	$ 8,115,192	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	35% A	45%	57%	54%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011 and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,379,584,626
Gross unrealized depreciation	(1,279,966,877)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,099,617,749

Tax cost	$ 21,592,766,299

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,666,600,138)
2018	(619,571,852)
Total capital loss carryforward	$ (3,286,171,990)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,998,488,258 and $7,758,711,597, respectively.

Securities delivered through in-kind redemptions totaled $323,156,811. Realized gain of $94,833,623 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 17,290,691.22
Class K	2,118,512.05
	$ 19,409,203

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,229 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36,160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,190,746, including $12,266 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,603,318 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012A	Year ended October 31, 2011
From net investment income
Diversified International	$ 294,774,343	$ 404,459,076
Class K	163,061,175	139,574,930
Class F	2,597,208	10,137,376
Total	$ 460,432,726	$ 554,171,382
From net realized gain
Diversified International	$ -	$ 71,011,904
Class K	-	21,272,351
Class F	-	1,496,091
Total	$ -	$ 93,780,346

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012A	Year ended October 31, 2011	Six months ended April 30, 2012A	Year ended October 31, 2011
Diversified International
Shares sold	35,961,980	95,789,996	$ 977,718,484	$ 2,861,192,033
Reinvestment of distributions	10,773,357	15,446,133	281,938,754	459,413,511
Shares redeemed	(169,394,871)	(382,099,741)	(4,604,535,706)	(11,334,070,882)
Net increase (decrease)	(122,659,534)	(270,863,612)	$ (3,344,878,468)	$ (8,013,465,338)
Class K
Shares sold	61,281,264	125,231,374	$ 1,656,141,587	$ 3,707,928,503
Reinvestment of distributions	6,242,771	5,413,899	163,061,175	160,847,281
Shares redeemed	(61,458,659)	(96,416,162)	(1,666,128,547)	(2,871,502,023)
Net increase (decrease)	6,065,376	34,229,111	$ 153,074,215	$ 997,273,761
Class F
Shares sold	439,287	13,012,404	$ 11,548,416	$ 389,423,461
Reinvestment of distributions	99,472	391,673	2,597,208	11,633,466
Shares redeemed	(6,767,017)	(27,320,491)	(175,849,737)	(802,392,088)
Net increase (decrease)	(6,228,258)	(13,916,414)	$ (161,704,113)	$ (401,335,161)

A All Class F shares were redeemed on December 16, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2012

Semiannual Report

Fidelity International Capital Appreciation Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	1.23%	$ 1,000.00	$ 1,108.10	$ 6.45
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,018.75	$ 6.17

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity International Capital Appreciation Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America	17.4%
United Kingdom	15.6%
Japan	9.2%
France	7.8%
Switzerland	4.9%
Indonesia	4.6%
Germany	3.8%
Brazil	3.7%
India	3.5%
Other	29.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America	18.1%
United Kingdom	14.6%
France	7.8%
Japan	7.7%
Switzerland	5.7%
Indonesia	4.8%
Brazil	4.7%
Germany	4.3%
India	4.2%
Other	28.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	97.7
Short-Term Investments and Net Other Assets (Liabilities)	1.3	2.3
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.0
Nestle SA (Switzerland, Food Products)	1.7	2.3
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.6	1.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.8
Unilever PLC (United Kingdom, Food Products)	1.0	1.2
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	1.0
BASF AG (Germany, Chemicals)	0.8	0.9
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	0.8	0.0
Diageo PLC sponsored ADR (United Kingdom, Beverages)	0.8	0.0
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.8	0.8
	11.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	21.1	21.2
Consumer Discretionary	19.6	22.1
Industrials	13.8	10.0
Financials	12.7	16.1
Materials	11.2	10.9
Information Technology	8.8	9.2
Energy	7.0	6.4
Health Care	2.8	1.8
Telecommunication Services	1.7	0.0

Semiannual Report

Fidelity International Capital Appreciation Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	556,182	$ 3,268,144
Iluka Resources Ltd.	174,003	3,081,845
TOTAL AUSTRALIA		6,349,989
Bailiwick of Jersey - 0.5%
Experian PLC	223,500	3,527,869
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	77,559	5,590,523
Umicore SA	61,248	3,323,879
TOTAL BELGIUM		8,914,402
Bermuda - 0.9%
Credicorp Ltd. (NY Shares)	26,200	3,429,842
Petra Diamonds Ltd. (a)	1,133,716	2,857,729
TOTAL BERMUDA		6,287,571
Brazil - 3.7%
BR Malls Participacoes SA	245,700	3,052,318
Brasil Foods SA sponsored ADR (d)	168,600	3,107,298
Cia.Hering SA	114,300	2,836,288
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	103,300	4,336,534
Iguatemi Empresa de Shopping Centers SA	127,200	2,794,710
Itau Unibanco Banco Multiplo SA sponsored ADR	285,700	4,482,633
Multiplan Empreendimentos Imobiliarios SA	135,500	3,198,856
Souza Cruz Industria e Comercio	211,000	3,286,515
TOTAL BRAZIL		27,095,152
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	148,500	2,653,695
Canada - 3.0%
Barrick Gold Corp.	109,300	4,421,795
Canadian National Railway Co.	54,700	4,668,398
First Quantum Minerals Ltd.	166,600	3,461,030
Potash Corp. of Saskatchewan, Inc.	100,700	4,281,853
Suncor Energy, Inc.	144,800	4,783,421
TOTAL CANADA		21,616,497
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	22,300	2,959,210
Belle International Holdings Ltd.	1,802,000	3,534,950
Golden Eagle Retail Group Ltd. (H Shares)	1,167,000	3,060,900
Hengan International Group Co. Ltd.	309,500	3,277,042
TOTAL CAYMAN ISLANDS		12,832,102
Chile - 0.3%
Embotelladora Andina SA Class A	561,722	2,547,493
Colombia - 0.4%
Grupo de Inversiones Surameric	162,174	2,940,958

	Shares	Value
Curacao - 0.4%
Schlumberger Ltd.	36,900	$ 2,735,766
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	37,940	5,577,939
Finland - 0.9%
Kone Oyj (B Shares)	54,000	3,341,933
Nokian Tyres PLC (d)	68,300	3,239,589
TOTAL FINLAND		6,581,522
France - 7.8%
Air Liquide SA	28,900	3,717,512
BNP Paribas SA	108,891	4,374,950
Bureau Veritas SA	32,100	2,860,270
Casino Guichard Perrachon SA	32,751	3,216,565
CFAO SA	65,800	2,837,915
Christian Dior SA (d)	22,312	3,362,745
Edenred SA	99,400	3,175,163
Essilor International SA	33,727	2,970,865
L'Oreal SA	28,900	3,477,253
LVMH Moet Hennessy - Louis Vuitton SA	30,165	4,997,543
Pernod Ricard SA	35,400	3,674,490
PPR SA	22,800	3,813,577
Publicis Groupe SA	65,100	3,357,549
Remy Cointreau SA	28,300	3,154,055
Schneider Electric SA	67,294	4,134,379
Technip SA	30,500	3,449,313
TOTAL FRANCE		56,574,144
Germany - 2.8%
BASF AG (d)	73,306	6,035,072
Bayerische Motoren Werke AG (BMW)	49,059	4,663,650
Henkel AG & Co. KGaA	64,800	3,966,571
SAP AG	81,245	5,388,051
TOTAL GERMANY		20,053,344
Hong Kong - 0.5%
AIA Group Ltd.	1,127,200	4,009,811
India - 3.5%
Asian Paints India Ltd.	42,707	2,859,946
Bajaj Auto Ltd.	96,527	2,977,372
HDFC Bank Ltd.	361,139	3,721,133
Housing Development Finance Corp. Ltd.	260,412	3,330,742
ITC Ltd.	742,542	3,461,389
Mahindra & Mahindra Ltd.	231,530	3,121,578
Smithkline Beecham Consumer Healthcare Ltd.	57,605	3,069,970
Titan Industries Ltd.	610,769	2,702,159
TOTAL INDIA		25,244,289
Indonesia - 4.6%
PT ACE Hardware Indonesia Tbk	6,454,500	3,616,851
PT Astra International Tbk	472,000	3,646,374
PT Bank Central Asia Tbk	3,326,500	2,895,598
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Global Mediacom Tbk	16,816,500	$ 3,037,418
PT Gudang Garam Tbk	474,000	3,053,240
PT Jasa Marga Tbk	5,247,000	3,054,398
PT Mitra Adiperkasa Tbk	4,049,500	3,062,295
PT Modern Internasional Tbk	8,164,500	2,354,162
PT Semen Gresik (Persero) Tbk	2,259,500	2,987,098
PT Tower Bersama Infrastructure Tbk	9,023,000	2,994,412
PT United Tractors Tbk	970,000	3,124,095
TOTAL INDONESIA		33,825,941
Ireland - 0.8%
Accenture PLC Class A	45,500	2,955,225
Dragon Oil PLC	299,900	2,854,893
TOTAL IRELAND		5,810,118
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	49,900	2,900,687
Israel Chemicals Ltd.	251,400	2,884,075
TOTAL ISRAEL		5,784,762
Italy - 1.3%
Prada SpA	439,500	2,985,268
Saipem SpA	69,763	3,446,586
Salvatore Ferragamo Italia SpA	116,700	2,853,383
TOTAL ITALY		9,285,237
Japan - 9.2%
Canon, Inc. sponsored ADR	114,609	5,198,664
Fanuc Corp.	24,800	4,182,795
Fast Retailing Co. Ltd.	15,100	3,374,578
Hitachi Ltd.	683,000	4,350,466
Japan Tobacco, Inc.	713	3,950,045
Keyence Corp.	13,970	3,297,475
Komatsu Ltd.	143,300	4,124,432
Makita Corp.	76,100	2,913,189
Mitsubishi Corp.	186,600	4,044,241
Mitsui & Co. Ltd.	253,200	3,954,118
Nabtesco Corp.	140,000	2,988,861
Nikon Corp.	115,100	3,411,583
Nissan Motor Co. Ltd.	393,100	4,087,331
Rakuten, Inc.	3,057	3,409,832
SMC Corp.	19,900	3,323,569
SOFTBANK CORP.	125,300	3,739,997
Sysmex Corp.	77,100	3,098,711
Unicharm Corp.	59,200	3,311,942
TOTAL JAPAN		66,761,829
Korea (South) - 0.7%
Hyundai Motor Co.	20,492	4,868,579
Mexico - 1.7%
Bolsa Mexicana de Valores SA de CV	1,412,763	2,823,748

	Shares	Value
Coca-Cola FEMSA SAB de CV sponsored ADR	25,600	$ 2,712,320
Grupo Mexico SA de CV Series B	1,054,100	3,251,737
Wal-Mart de Mexico SA de CV Series V	1,270,900	3,633,735
TOTAL MEXICO		12,421,540
Netherlands - 0.8%
ASML Holding NV (Netherlands)	62,600	3,185,518
LyondellBasell Industries NV Class A	64,300	2,686,454
TOTAL NETHERLANDS		5,871,972
Philippines - 1.6%
International Container Terminal Services, Inc.	1,575,610	2,541,005
Metropolitan Bank & Trust Co.	1,251,000	2,711,761
SM Investments Corp.	193,280	3,204,144
SM Prime Holdings, Inc.	7,820,100	3,097,253
TOTAL PHILIPPINES		11,554,163
Portugal - 0.4%
Jeronimo Martins SGPS SA	163,205	3,057,119
Russia - 1.9%
Magnit OJSC GDR (Reg. S)	112,805	3,302,930
NOVATEK OAO GDR (Reg. S)	27,400	3,482,540
Sberbank (Savings Bank of the Russian Federation)	1,263,400	4,044,721
TNK-BP Holding (a)	980,500	3,000,488
TOTAL RUSSIA		13,830,679
South Africa - 1.8%
JSE Ltd.	264,300	2,793,194
Mr Price Group Ltd.	218,600	2,956,637
Naspers Ltd. Class N	69,300	4,173,770
Shoprite Holdings Ltd.	183,400	3,169,061
TOTAL SOUTH AFRICA		13,092,662
Spain - 0.5%
Inditex SA (d)	40,200	3,616,079
Sweden - 1.4%
Atlas Copco AB (A Shares)	162,700	3,873,377
Elekta AB (B Shares)	61,600	3,125,485
Swedish Match Co. AB	85,000	3,455,269
TOTAL SWEDEN		10,454,131
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	70,536	4,360,167
Dufry AG (a)	22,290	3,023,414
Nestle SA	202,495	12,405,622
Schindler Holding AG (Reg.)	24,070	3,076,547
Swatch Group AG (Bearer)	8,210	3,786,795
Syngenta AG (Switzerland)	12,980	4,552,285
UBS AG (NY Shares)	359,300	4,444,541
TOTAL SWITZERLAND		35,649,371
Common Stocks - continued
	Shares	Value
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	369,400	$ 5,755,252
Thailand - 1.3%
C.P. ALL PCL (For. Reg.)	1,191,600	2,963,986
Central Pattana PCL (For. Reg.)	1,990,200	3,251,749
Siam Makro PCL (For. Reg.)	249,600	3,108,334
TOTAL THAILAND		9,324,069
Turkey - 1.2%
Coca-Cola Icecek A/S	209,000	2,938,133
TAV Havalimanlari Holding A/S (a)	568,475	2,989,590
Turkiye Garanti Bankasi A/S	859,909	3,161,646
TOTAL TURKEY		9,089,369
United Kingdom - 15.6%
Anglo American PLC (United Kingdom)	133,100	5,115,700
Antofagasta PLC	155,500	2,980,750
Barclays PLC sponsored ADR (d)	321,900	4,583,856
BG Group PLC	277,253	6,527,386
BHP Billiton PLC ADR (d)	186,057	11,974,629
British American Tobacco PLC (United Kingdom)	194,300	9,966,785
Burberry Group PLC	143,200	3,451,555
Diageo PLC sponsored ADR	56,800	5,743,616
Imperial Tobacco Group PLC	118,113	4,723,715
Johnson Matthey PLC	91,349	3,430,935
Meggitt PLC	470,300	3,118,260
Prudential PLC	364,157	4,463,625
Reckitt Benckiser Group PLC	78,900	4,593,605
Rolls-Royce Group PLC	302,800	4,047,294
Royal Dutch Shell PLC Class B	379,216	13,878,945
SABMiller PLC	116,200	4,882,020
Standard Chartered PLC (United Kingdom)	215,383	5,264,798
The Weir Group PLC	104,200	2,883,616
Unilever PLC	217,200	7,420,896
Xstrata PLC	237,226	4,533,864
TOTAL UNITED KINGDOM		113,585,850
United States of America - 15.7%
Allergan, Inc.	30,400	2,918,400
Altria Group, Inc.	88,200	2,840,922
American Tower Corp.	45,800	3,003,564
Apple, Inc. (a)	4,785	2,795,588
Caterpillar, Inc.	25,400	2,610,358
Coach, Inc.	38,900	2,845,924
Crown Castle International Corp. (a)	49,500	2,802,195
Cummins, Inc.	24,700	2,861,001
Deere & Co.	33,507	2,759,637
EMC Corp. (a)	103,307	2,914,290

	Shares	Value
Google, Inc. Class A (a)	4,600	$ 2,784,058
Halliburton Co.	81,800	2,799,196
IBM Corp.	14,400	2,981,952
Joy Global, Inc.	42,600	3,014,802
JPMorgan Chase & Co.	67,394	2,896,594
Las Vegas Sands Corp.	48,485	2,690,433
Lorillard, Inc.	20,600	2,786,974
MasterCard, Inc. Class A	6,300	2,849,301
McGraw-Hill Companies, Inc.	55,400	2,724,018
Mead Johnson Nutrition Co. Class A	34,500	2,951,820
Moody's Corp.	60,200	2,465,190
National Oilwell Varco, Inc.	38,750	2,935,700
NIKE, Inc. Class B	26,100	2,919,807
Oracle Corp.	95,400	2,803,806
Perrigo Co.	27,200	2,853,280
Philip Morris International, Inc.	61,045	5,464,138
PriceSmart, Inc.	35,900	2,963,186
QUALCOMM, Inc.	44,200	2,821,728
Rackspace Hosting, Inc. (a)	50,683	2,944,175
salesforce.com, Inc. (a)	18,600	2,896,578
SBA Communications Corp. Class A (a)	55,100	2,961,074
The Coca-Cola Co.	38,400	2,930,688
Tiffany & Co., Inc.	41,681	2,853,481
TJX Companies, Inc.	69,000	2,877,990
Union Pacific Corp.	26,000	2,923,440
United Technologies Corp.	33,778	2,757,636
Visa, Inc. Class A	23,800	2,926,924
Wells Fargo & Co.	87,752	2,933,549
Yum! Brands, Inc.	40,930	2,976,839
TOTAL UNITED STATES OF AMERICA		114,040,236
TOTAL COMMON STOCKS (Cost $627,483,744)		703,221,501
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Citigroup, Inc. 7.50%	27,700	2,699,919
Nonconvertible Preferred Stocks - 1.5%
Germany - 1.0%
Hugo Boss AG (non-vtg.)	24,700	2,756,757
Volkswagen AG	25,100	4,754,838
TOTAL GERMANY		7,511,595
Italy - 0.5%
Fiat Industrial SpA	402,233	3,301,351
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	32,096,800	$ 52,096
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,865,042
TOTAL PREFERRED STOCKS (Cost $12,005,031)		13,564,961
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.14% (b)	8,551,522	8,551,522
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	32,617,795	32,617,795
TOTAL MONEY MARKET FUNDS (Cost $41,169,317)		41,169,317
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $680,658,092)	757,955,779
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(31,392,392)
NET ASSETS - 100%	$ 726,563,387
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,399
Fidelity Securities Lending Cash Central Fund	58,188
Total	$ 61,587
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,635,668	$ 126,352,344	$ 14,283,324	$ -
Consumer Staples	154,495,799	129,846,131	24,649,668	-
Energy	49,894,234	36,015,289	13,878,945	-
Financials	92,871,259	84,686,501	8,184,758	-
Health Care	20,544,680	17,445,969	3,098,711	-
Industrials	99,431,864	73,900,659	25,531,205	-
Information Technology	64,708,948	51,672,956	13,035,992	-
Materials	81,706,332	77,154,047	4,552,285	-
Telecommunication Services	12,497,678	8,757,681	3,739,997	-
Money Market Funds	41,169,317	41,169,317	-	-
Total Investments in Securities:	$ 757,955,779	$ 647,000,894	$ 110,954,885	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,107,365) - See accompanying schedule: Unaffiliated issuers (cost $639,488,775)	$ 716,786,462
Fidelity Central Funds (cost $41,169,317)	41,169,317
Total Investments (cost $680,658,092)		$ 757,955,779
Foreign currency held at value (cost $5,339,609)		5,336,371
Receivable for investments sold		19,954,085
Receivable for fund shares sold		2,861,707
Dividends receivable		3,012,409
Distributions receivable from Fidelity Central Funds		33,678
Prepaid expenses		568
Other receivables		339,920
Total assets		789,494,517

Liabilities
Payable to custodian bank	$ 468,997
Payable for investments purchased	28,012,954
Payable for fund shares redeemed	604,242
Accrued management fee	507,837
Other affiliated payables	163,455
Other payables and accrued expenses	555,850
Collateral on securities loaned, at value	32,617,795
Total liabilities		62,931,130

Net Assets		$ 726,563,387
Net Assets consist of:
Paid in capital		$ 783,468,776
Undistributed net investment income		2,284,526
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(135,988,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,798,704
Net Assets, for 55,741,638 shares outstanding		$ 726,563,387
Net Asset Value, offering price and redemption price per share ($726,563,387 ÷ 55,741,638 shares)		$ 13.03

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 6,535,212
Interest		13,656
Income from Fidelity Central Funds		61,587
Income before foreign taxes withheld		6,610,455
Less foreign taxes withheld		(503,160)
Total income		6,107,295

Expenses
Management fee Basic fee	$ 2,190,182
Performance adjustment	514,733
Transfer agent fees	757,177
Accounting and security lending fees	155,231
Custodian fees and expenses	114,688
Independent trustees' compensation	1,791
Registration fees	26,630
Audit	45,796
Legal	1,308
Miscellaneous	2,779
Total expenses before reductions	3,810,315
Expense reductions	(92,584)	3,717,731
Net investment income (loss)		2,389,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,686,912
Foreign currency transactions	(204,679)
Total net realized gain (loss)		8,482,233
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $392,731)	56,138,111
Assets and liabilities in foreign currencies	63,976
Total change in net unrealized appreciation (depreciation)		56,202,087
Net gain (loss)		64,684,320
Net increase (decrease) in net assets resulting from operations		$ 67,073,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,389,564	$ 6,324,489
Net realized gain (loss)	8,482,233	25,569,213
Change in net unrealized appreciation (depreciation)	56,202,087	(54,391,377)
Net increase (decrease) in net assets resulting from operations	67,073,884	(22,497,675)
Distributions to shareholders from net investment income	(5,617,060)	(7,380,589)
Distributions to shareholders from net realized gain	(424,819)	(4,973,519)
Total distributions	(6,041,879)	(12,354,108)
Share transactions Proceeds from sales of shares	173,405,516	171,547,780
Reinvestment of distributions	4,397,051	9,861,670
Cost of shares redeemed	(67,849,992)	(218,161,559)
Net increase (decrease) in net assets resulting from share transactions	109,952,575	(36,752,109)
Redemption fees	10,415	43,769
Total increase (decrease) in net assets	170,994,995	(71,560,123)

Net Assets
Beginning of period	555,568,392	627,128,515
End of period (including undistributed net investment income of $2,284,526 and undistributed net investment income of $5,512,022, respectively)	$ 726,563,387	$ 555,568,392
Other Information Shares
Sold	14,342,273	13,689,530
Issued in reinvestment of distributions	382,352	769,704
Redeemed	(5,704,583)	(17,394,486)
Net increase (decrease)	9,020,042	(2,935,252)

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 12.63	$ 10.78	$ 7.42	$ 19.30	$ 18.14
Income from Investment Operations
Net investment income (loss) D	.05	.13 G	.12	.13	.19	.20
Net realized and unrealized gain (loss)	1.22	(.62)	1.92	3.26	(9.54)	3.80
Total from investment operations	1.27	(.49)	2.04	3.39	(9.35)	4.00
Distributions from net investment income	(.12)	(.15)	(.07)	(.03)	(.14)	(.20)
Distributions from net realized gain	(.01)	(.10)	(.12)	-	(2.39)	(2.64)
Total distributions	(.13)	(.25)	(.19)	(.03)	(2.53)	(2.84)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 11.89	$ 12.63	$ 10.78	$ 7.42	$ 19.30
Total Return B,C	10.81%	(4.03)%	19.12%	45.95%	(55.30)%	24.81%
Ratios to Average Net Assets E,H
Expenses before reductions	1.23% A	1.16%	1.04%	.84%	.89%	.85%
Expenses net of fee waivers, if any	1.23% A	1.16%	1.04%	.84%	.89%	.85%
Expenses net of all reductions	1.20% A	1.09%	.87%	.72%	.72%	.79%
Net investment income (loss)	.77% A	1.02% G	1.07%	1.49%	1.39%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 726,563	$ 555,568	$ 627,129	$ 456,330	$ 204,743	$ 747,095
Portfolio turnover rate F	116% A	254%	480%	387%	387%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 91,402,687
Gross unrealized depreciation	(18,633,058)
Net unrealized appreciation (depreciation) on securities and other investments	$ 72,769,629

Tax cost	$ 685,186,150

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (107,738,427)
2017	(28,474,110)
Total capital loss carryforward	$ (136,212,537)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $466,538,652 and $357,666,523, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment. The commissions paid to these affiliated firms were $1,163 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $880 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58,188. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $92,584 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 31% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Overseas	.53%
Actual		$ 1,000.00	$ 1,067.00	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66
Class K	.35%
Actual		$ 1,000.00	$ 1,068.10	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom	28.6%
Japan	14.6%
Germany	13.3%
France	11.1%
Switzerland	8.6%
Italy	3.5%
Australia	3.0%
United States of America	2.5%
Sweden	2.3%
Other	12.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
France	21.4%
Germany	16.3%
Japan	11.7%
United Kingdom	11.6%
United States of America	8.6%
Australia	4.4%
Switzerland	4.1%
Italy	3.8%
Spain	2.6%
Other	15.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	91.8
Short-Term Investments and Net Other Assets (Liabilities)	1.5	8.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
Nestle SA (Switzerland, Food Products)	2.6	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.1	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.9	0.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.7	0.0
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Diageo PLC (United Kingdom, Beverages)	1.3	0.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.0
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.2
	18.4
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	16.7	11.4
Industrials	16.3	7.5
Consumer Discretionary	14.3	23.3
Financials	14.2	15.4
Materials	10.5	10.1
Health Care	9.7	3.1
Information Technology	7.4	6.6
Energy	6.5	6.6
Telecommunication Services	2.9	5.9
Utilities	0.0	1.9

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	1,021,805	$ 25,453,810
BHP Billiton Ltd.	616,284	22,866,411
Fortescue Metals Group Ltd.	1,557,818	9,153,792
Newcrest Mining Ltd.	1,180	32,333
TOTAL AUSTRALIA		57,506,346
Bailiwick of Jersey - 1.6%
Experian PLC	944,500	14,908,600
WPP PLC	1,199,231	16,240,751
TOTAL BAILIWICK OF JERSEY		31,149,351
Belgium - 1.2%
Anheuser-Busch InBev SA NV	330,612	23,830,814
Bermuda - 0.4%
Li & Fung Ltd.	3,676,000	7,864,977
Brazil - 0.2%
Qualicorp SA	367,000	3,196,076
Cayman Islands - 0.2%
China Medical System Holding Ltd.	6,358,875	2,934,115
Denmark - 2.0%
Danske Bank A/S (a)	977,708	15,875,555
Novo Nordisk A/S Series B	155,800	22,970,548
TOTAL DENMARK		38,846,103
Finland - 0.6%
Nokian Tyres PLC (d)	245,400	11,639,752
France - 11.1%
Alstom SA	244,250	8,723,663
Arkema SA	113,400	10,044,457
Atos Origin SA	227,725	14,667,651
BNP Paribas SA	365,026	14,665,770
Bureau Veritas SA	141,100	12,572,712
Cap Gemini SA	343,800	13,421,561
Christian Dior SA (d)	104,697	15,779,370
Danone SA	198,400	13,959,418
Eurofins Scientific SA	73,500	8,684,935
Ipsos SA	290,200	9,419,769
JC Decaux SA	281,700	7,993,421
Laurent-Perrier Group	98,019	9,892,716
Pernod Ricard SA	147,424	15,302,487
PPR SA	94,100	15,739,366
Sanofi SA	396,442	30,283,253
VINCI SA	286,800	13,288,304
TOTAL FRANCE		214,438,853
Germany - 11.1%
adidas AG	184,600	15,395,529
Allianz AG	173,705	19,357,248
BASF AG (d)	301,569	24,827,308
Bayer AG	324,797	22,878,505

	Shares	Value
Bayerische Motoren Werke AG (BMW)	178,035	$ 16,924,377
Brenntag AG	121,000	15,072,919
Deutsche Boerse AG	187,492	11,772,217
Deutsche Post AG	747,186	13,946,660
Fresenius SE	148,100	14,782,530
Linde AG	70,107	12,000,029
SAP AG	367,008	24,339,439
Siemens AG	242,074	22,471,101
TOTAL GERMANY		213,767,862
Hong Kong - 0.2%
City Telecom (HK) Ltd. (CTI)	7,267,000	4,289,775
Ireland - 0.6%
Kerry Group PLC Class A	260,664	11,916,889
Israel - 0.5%
Israel Chemicals Ltd.	835,300	9,582,609
Italy - 3.5%
Ansaldo STS SpA	52,081	459,862
ENI SpA	988,400	21,963,726
Fiat Industrial SpA	1,219,700	13,837,455
Pirelli & C SpA	660,200	8,040,549
Prysmian SpA (d)	654,900	10,663,566
Saipem SpA	266,573	13,169,830
TOTAL ITALY		68,134,988
Japan - 14.6%
ABC-Mart, Inc.	253,600	9,235,643
Air Water, Inc.	714,000	9,000,711
Aozora Bank Ltd.	3,533,000	9,061,946
Asahi Group Holdings	311,200	7,007,803
Asics Corp.	700,800	7,545,304
Calbee, Inc. (d)	178,000	10,772,517
Canon, Inc.	428,400	19,419,668
DeNA Co. Ltd.	249,300	7,823,242
Fanuc Corp.	105,500	17,793,745
Fast Retailing Co. Ltd.	30,800	6,883,245
Hitachi Ltd.	2,711,000	17,268,103
Honda Motor Co. Ltd. sponsored ADR	653,100	23,537,724
Hoya Corp.	487,700	11,187,132
Japan Tobacco, Inc.	2,718	15,057,815
Keyence Corp.	51,090	12,059,268
Komatsu Ltd.	401,700	11,561,648
Mitsubishi Corp.	567,300	12,295,274
Nakanishi, Inc.	17,700	1,944,020
Nitto Denko Corp.	184,900	7,588,781
ORIX Corp.	122,490	11,712,101
Rakuten, Inc.	10,190	11,366,107
Seven Bank Ltd.	5,577,300	13,780,989
Shinsei Bank Ltd.	5,408,000	6,979,155
SMC Corp.	57,600	9,619,980
USS Co. Ltd.	111,230	11,283,565
TOTAL JAPAN		281,785,486
Common Stocks - continued
	Shares	Value
Netherlands - 2.2%
AEGON NV	1,085,500	$ 5,049,680
Akzo Nobel NV	213,602	11,447,795
ASML Holding NV (Netherlands)	89,100	4,534,020
Koninklijke Ahold NV	793,147	10,060,793
Koninklijke KPN NV	1,171,689	10,517,886
TOTAL NETHERLANDS		41,610,174
Norway - 0.7%
DnB NOR ASA	1,208,000	13,025,112
South Africa - 0.3%
Coronation Fund Managers Ltd.	1,665,500	6,252,584
Spain - 1.8%
Amadeus IT Holding SA Class A	589,800	12,055,201
Banco Bilbao Vizcaya Argentaria SA	1,538,836	10,414,161
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	1,583,336	226,370
Inditex SA	132,532	11,921,546
TOTAL SPAIN		34,617,278
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	327,400	9,543,230
Atlas Copco AB (A Shares)	596,700	14,205,557
Svenska Handelsbanken AB (A Shares)	412,600	13,371,168
Swedbank AB (A Shares)	431,200	7,140,953
TOTAL SWEDEN		44,260,908
Switzerland - 8.6%
Aryzta AG	295,590	14,884,539
Nestle SA	805,815	49,367,323
Panalpina Welttransport Holding AG	69,290	6,756,834
Roche Holding AG (participation certificate)	193,224	35,300,027
Schindler Holding AG (participation certificate)	81,984	10,605,390
Syngenta AG (Switzerland)	56,540	19,829,444
UBS AG	1,173,013	14,650,425
Zurich Financial Services AG	59,195	14,479,963
TOTAL SWITZERLAND		165,873,945
United Kingdom - 28.6%
AMEC PLC	524,493	9,662,307
Anglo American PLC (United Kingdom)	408,900	15,716,075
Ashmore Group PLC	1,609,200	9,993,101
Babcock International Group PLC	842,400	11,362,258
Barclays PLC	3,825,429	13,545,020
BHP Billiton PLC	789,596	25,421,706
BP PLC	2,384,900	17,230,884

	Shares	Value
British American Tobacco PLC (United Kingdom)	635,000	$ 32,572,870
Bunzl PLC	623,400	10,351,129
Diageo PLC	1,023,077	25,808,534
Domino Printing Sciences PLC	878,514	8,541,237
G4S PLC (United Kingdom)	2,526,400	11,465,277
GlaxoSmithKline PLC	1,587,700	36,682,770
ICAP PLC	1,832,400	11,292,918
Imperial Tobacco Group PLC	353,877	14,152,668
Johnson Matthey PLC	263,300	9,889,162
Kingfisher PLC	2,808,100	13,240,488
Meggitt PLC	2,166,500	14,364,683
Next PLC	333,900	15,873,806
Reckitt Benckiser Group PLC	345,700	20,126,861
Reed Elsevier PLC	1,605,300	13,285,589
Rolls-Royce Group PLC	1,012,900	13,538,653
Rotork PLC	261,700	9,374,570
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,521,003	54,254,705
Class B	235,419	8,616,114
SABMiller PLC	309,900	13,020,121
Serco Group PLC	1,541,405	13,572,561
Smith & Nephew PLC	975,100	9,599,266
Standard Chartered PLC (United Kingdom)	935,457	22,866,204
SuperGroup PLC (a)(d)	257,000	1,450,801
Tate & Lyle PLC	918,395	10,292,917
Vodafone Group PLC	14,291,600	39,563,473
Xstrata PLC	780,700	14,920,740
TOTAL UNITED KINGDOM		551,649,468
United States of America - 1.0%
Corrections Corp. of America (a)	297,200	8,586,108
Lorillard, Inc.	70,000	9,470,300
TOTAL UNITED STATES OF AMERICA		18,056,408
TOTAL COMMON STOCKS (Cost $1,831,911,704)		1,856,229,873
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Henkel AG & Co. KGaA	231,200	17,200,716
ProSiebenSat.1 Media AG	341,400	8,668,311
Volkswagen AG (d)	90,868	17,213,650
TOTAL GERMANY		43,082,677
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	107,367,400	174,268
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,935,729)		43,256,945
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	19,608,732	$ 19,608,732
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	64,285,742	64,285,742
TOTAL MONEY MARKET FUNDS (Cost $83,894,474)		83,894,474
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,952,741,907)	1,983,381,292
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(55,757,482)
NET ASSETS - 100%	$ 1,927,623,810
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,933
Fidelity Securities Lending Cash Central Fund	854,338
Total	$ 896,271
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 276,543,640	$ 200,703,436	$ 75,840,204	$ -
Consumer Staples	324,698,101	233,478,562	91,219,539	-
Energy	124,897,566	22,832,137	102,065,429	-
Financials	270,966,450	185,772,973	85,193,477	-
Health Care	186,059,969	84,580,112	101,479,857	-
Industrials	314,312,083	240,570,335	73,741,748	-
Information Technology	145,316,522	53,219,670	92,096,852	-
Materials	202,321,353	117,614,300	84,707,053	-
Telecommunication Services	54,371,134	14,807,661	39,563,473	-
Money Market Funds	83,894,474	83,894,474	-	-
Total Investments in Securities:	$ 1,983,381,292	$ 1,237,473,660	$ 745,907,632	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,853,343) - See accompanying schedule: Unaffiliated issuers (cost $1,868,847,433)	$ 1,899,486,818
Fidelity Central Funds (cost $83,894,474)	83,894,474
Total Investments (cost $1,952,741,907)		$ 1,983,381,292
Receivable for investments sold		1,991,721
Receivable for fund shares sold		1,080,506
Dividends receivable		11,572,394
Distributions receivable from Fidelity Central Funds		215,099
Prepaid expenses		2,268
Other receivables		387,107
Total assets		1,998,630,387

Liabilities
Payable for investments purchased	$ 3,586,203
Payable for fund shares redeemed	1,771,771
Accrued management fee	663,447
Other affiliated payables	420,667
Other payables and accrued expenses	278,747
Collateral on securities loaned, at value	64,285,742
Total liabilities		71,006,577

Net Assets		$ 1,927,623,810
Net Assets consist of:
Paid in capital		$ 3,419,289,384
Undistributed net investment income		24,665,870
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,547,127,567)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,796,123
Net Assets		$ 1,927,623,810

Overseas: Net Asset Value, offering price and redemption price per share ($1,659,809,191 ÷ 54,763,523 shares)		$ 30.31

Class K: Net Asset Value, offering price and redemption price per share ($267,814,619 ÷ 8,853,911 shares)		$ 30.25

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 37,337,563
Interest		33
Income from Fidelity Central Funds		896,271
Income before foreign taxes withheld		38,233,867
Less foreign taxes withheld		(3,170,802)
Total income		35,063,065

Expenses
Management fee Basic fee	$ 7,438,927
Performance adjustment	(5,023,994)
Transfer agent fees	2,144,267
Accounting and security lending fees	469,442
Custodian fees and expenses	104,583
Independent trustees' compensation	6,979
Appreciation in deferred trustee compensation account	297
Registration fees	48,521
Audit	45,343
Legal	45,261
Interest	559
Miscellaneous	11,859
Total expenses before reductions	5,292,044
Expense reductions	(456,374)	4,835,670
Net investment income (loss)		30,227,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(103,251,043)
Foreign currency transactions	(621,614)
Futures contracts	4,377,933
Total net realized gain (loss)		(99,494,724)
Change in net unrealized appreciation (depreciation) on: Investment securities	176,229,900
Assets and liabilities in foreign currencies	133,869
Total change in net unrealized appreciation (depreciation)		176,363,769
Net gain (loss)		76,869,045
Net increase (decrease) in net assets resulting from operations		$ 107,096,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,227,395	$ 70,820,055
Net realized gain (loss)	(99,494,724)	282,595,294
Change in net unrealized appreciation (depreciation)	176,363,769	(436,401,912)
Net increase (decrease) in net assets resulting from operations	107,096,440	(82,986,563)
Distributions to shareholders from net investment income	(70,077,891)	(92,196,839)
Distributions to shareholders from net realized gain	(1,661,965)	-
Total distributions	(71,739,856)	(92,196,839)
Share transactions - net increase (decrease)	(773,445,677)	(3,671,962,139)
Redemption fees	57,576	112,180
Total increase (decrease) in net assets	(738,031,517)	(3,847,033,361)

Net Assets
Beginning of period	2,665,655,327	6,512,688,688
End of period (including undistributed net investment income of $24,665,870 and undistributed net investment income of $64,516,366, respectively)	$ 1,927,623,810	$ 2,665,655,327

Financial Highlights - Overseas

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.28	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08
Income from Investment Operations
Net investment income (loss) D	.41	.47	.42	.52	.55	.70
Net realized and unrealized gain (loss)	1.47	(2.27)	1.49	4.55	(27.19)	15.80
Total from investment operations	1.88	(1.80)	1.91	5.07	(26.64)	16.50
Distributions from net investment income	(.83)	(.48)	(.47)	(.37)	(.57)	(.55)
Distributions from net realized gain	(.02)	-	(.01)	-	(5.75)	(4.64)
Total distributions	(.85)	(.48)	(.48)	(.37)	(6.32)	(5.19)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 30.31	$ 29.28	$ 31.56	$ 30.13	$ 25.43	$ 58.39
Total Return B,C	6.70%	(5.83)%	6.33%	20.44%	(50.88)%	38.79%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.73%	.89%	1.02%	1.13%	.95%
Expenses net of fee waivers, if any	.53% A	.73%	.89%	1.02%	1.13%	.95%
Expenses net of all reductions	.49% A	.67%	.85%	.98%	1.10%	.91%
Net investment income (loss)	2.84% A	1.44%	1.41%	2.01%	1.33%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,659,809	$ 2,215,717	$ 5,548,689	$ 6,602,017	$ 5,464,901	$ 9,543,353
Portfolio turnover rate F	133% A	77%	111%	115%	113%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.29	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.44	.52	.47	.59	.13
Net realized and unrealized gain (loss)	1.46	(2.27)	1.50	4.54	(19.68)
Total from investment operations	1.90	(1.75)	1.97	5.13	(19.55)
Distributions from net investment income	(.92)	(.55)	(.53)	(.42)	-
Distributions from net realized gain	(.02)	-	(.01)	-	-
Total distributions	(.94)	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 30.25	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Total Return B,C	6.81%	(5.67)%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A	.56%	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.35% A	.55%	.69%	.78%	.96% A
Expenses net of all reductions	.31% A	.50%	.66%	.74%	.93% A
Net investment income (loss)	3.03% A	1.61%	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,815	$ 291,323	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	133% A	77%	111%	115%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 129,126,685
Gross unrealized depreciation	(106,206,344)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,920,341

Tax cost	$ 1,960,460,951

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (464,379,963)
2017	(939,719,765)
Total capital loss carryforward	$ (1,404,099,728)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $4,377,933 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,377,536,387 and $1,998,608,999, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 2,060,755.24
Class K	83,512.05
	$ 2,144,267

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $365 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,057,000.35%		$ 559

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,331 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $854,338.During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $456,374 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012 A	Year ended October 31, 2011
From net investment income
Overseas	$ 56,962,859	$ 75,897,727
Class K	9,516,308	6,408,873
Class F	3,598,724	9,890,239
Total	$ 70,077,891	$ 92,196,839
From net realized gain
Overseas	$ 1,377,579	$ -
Class K	207,326	-
Class F	77,060	-
Total	$ 1,661,965	$ -

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012A	Year ended October 31, 2011	Six months ended April 30, 2012A	Year ended October 31, 2011
Overseas
Shares sold	2,912,487	10,588,919	$ 83,171,556	$ 338,680,110
Reinvestment of distributions	2,082,243	2,356,512	57,282,489	75,196,294
Shares redeemed	(25,906,055)	(113,084,725)	(726,937,577)	(3,611,089,764)
Net increase (decrease)	(20,911,325)	(100,139,294)	$ (586,483,532)	$ (3,197,213,360)
Class K
Shares sold	3,997,574	4,129,689	$ 112,890,455	$ 128,992,232
Reinvestment of distributions	354,489	201,094	9,723,634	6,408,873
Shares redeemed	(5,444,099)	(6,034,878)	(162,301,936)	(198,074,826)
Net increase (decrease)	(1,092,036)	(1,704,095)	$ (39,687,847)	$ (62,673,721)
Class F
Shares sold	373,582	12,066,248	$ 10,277,470	$ 388,123,231
Reinvestment of distributions	134,104	310,526	3,675,784	9,890,239
Shares redeemed	(5,923,991)	(25,830,866)	(161,227,552)	(810,088,528)
Net increase (decrease)	(5,416,305)	(13,454,092)	$ (147,274,298)	$ (412,075,058)

A All Class F shares were redeemed on December 16, 2011.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,089.10	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Class T	1.66%
Actual		$ 1,000.00	$ 1,088.10	$ 8.62
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.32
Class B	2.15%
Actual		$ 1,000.00	$ 1,085.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,014.17	$ 10.77
Class C	2.16%
Actual		$ 1,000.00	$ 1,085.10	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Worldwide	1.09%
Actual		$ 1,000.00	$ 1,091.20	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,090.40	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America	53.8%
United Kingdom	10.4%
Japan	7.7%
France	2.9%
Netherlands	2.5%
Germany	2.5%
Switzerland	2.0%
Korea (South)	1.8%
Ireland	1.7%
Other	14.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America	52.8%
United Kingdom	9.8%
Japan	7.0%
France	4.3%
Switzerland	3.2%
Germany	2.7%
Canada	2.1%
Netherlands	1.6%
Australia	1.5%
Other	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.0	96.6
Short-Term Investments and Net Other Assets (Liabilities)	2.0	3.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc. (United States of America, Software)	3.0	1.1
MasterCard, Inc. Class A (United States of America, IT Services)	3.0	2.1
Wells Fargo & Co. (United States of America, Commercial Banks)	2.4	0.6
Intuit, Inc. (United States of America, Software)	2.3	2.7
Estee Lauder Companies, Inc. Class A (United States of America, Personal Products)	1.7	1.0
TJX Companies, Inc. (United States of America, Specialty Retail)	1.7	0.9
Fifth Third Bancorp (United States of America, Commercial Banks)	1.7	0.4
Apple, Inc. (United States of America, Computers & Peripherals)	1.7	1.8
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.6	1.2
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	1.5	0.0
	20.6
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	14.3
Consumer Discretionary	17.8	14.7
Financials	15.9	18.2
Industrials	10.8	9.2
Consumer Staples	10.3	9.4
Health Care	7.8	10.7
Energy	7.3	11.4
Materials	4.8	4.3
Telecommunication Services	2.1	3.0
Utilities	1.3	1.4

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.7%
Australia & New Zealand Banking Group Ltd.	267,724	$ 6,669,174
Commonwealth Bank of Australia	78,325	4,240,903
Fortescue Metals Group Ltd.	218,016	1,281,069
Imdex Ltd.	398,114	1,045,233
NRW Holdings Ltd.	135,597	577,801
Ramsay Health Care Ltd.	86,433	1,803,706
Spark Infrastructure Group unit	959,218	1,449,074
WorleyParsons Ltd.	54,064	1,591,226
TOTAL AUSTRALIA		18,658,186
Bailiwick of Jersey - 1.0%
Experian PLC	249,900	3,944,583
Shire PLC	61,500	2,004,695
Wolseley PLC	135,960	5,170,455
TOTAL BAILIWICK OF JERSEY		11,119,733
Belgium - 1.5%
Anheuser-Busch InBev SA NV (d)	227,711	16,413,616
Bermuda - 0.6%
African Minerals Ltd. (a)	185,600	1,566,486
Cheung Kong Infrastructure Holdings Ltd.	398,000	2,362,254
Li & Fung Ltd.	928,000	1,985,500
Petra Diamonds Ltd. (a)	386,300	973,736
TOTAL BERMUDA		6,887,976
Brazil - 0.9%
Arezzo Industria e Comercio SA	51,200	805,813
Qualicorp SA	329,000	2,865,147
Redecard SA	63,500	1,069,354
Souza Cruz Industria e Comercio	112,500	1,752,289
TIM Participacoes SA sponsored ADR	122,878	3,677,739
TOTAL BRAZIL		10,170,342
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	118,800	499,415
Mail.ru Group Ltd. GDR (Reg. S) (a)	68,600	2,966,950
TOTAL BRITISH VIRGIN ISLANDS		3,466,365
Canada - 0.4%
Goldcorp, Inc.	35,100	1,344,301
InterOil Corp. (a)	10,500	634,620
Open Text Corp. (a)	36,300	2,035,226
TOTAL CANADA		4,014,147
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	17,600	2,335,520
Biostime International Holdings Ltd.	496,500	1,430,246
China Kanghui Holdings sponsored ADR (a)	105,800	2,112,826
Eurasia Drilling Co. Ltd. GDR (Reg. S)	19,400	552,900

	Shares	Value
Sands China Ltd.	554,400	$ 2,179,400
Shenguan Holdings Group Ltd.	558,000	302,063
TOTAL CAYMAN ISLANDS		8,912,955
Denmark - 1.2%
Danske Bank A/S (a)	93,416	1,516,844
Novo Nordisk A/S Series B	48,916	7,211,985
William Demant Holding A/S (a)	47,100	4,446,243
TOTAL DENMARK		13,175,072
France - 2.9%
Arkema SA	20,430	1,809,597
AXA SA	237,737	3,367,464
BNP Paribas SA	87,788	3,527,087
Bureau Veritas SA	29,600	2,637,507
Iliad SA	22,513	2,898,313
JC Decaux SA	31,800	902,346
L'Oreal SA	9,000	1,082,882
LVMH Moet Hennessy - Louis Vuitton SA (d)	21,299	3,528,681
PPR SA (d)	23,950	4,005,928
Sanofi SA	57,258	4,373,801
Schneider Electric SA	43,500	2,672,534
Technip SA	11,800	1,334,488
TOTAL FRANCE		32,140,628
Germany - 2.2%
Aareal Bank AG (a)	63,891	1,232,738
Allianz AG	15,766	1,756,923
BASF AG (d)	39,164	3,224,259
Bayerische Motoren Werke AG (BMW)	44,338	4,214,862
Fresenius Medical Care AG & Co. KGaA	22,400	1,590,786
GEA Group AG	59,653	1,968,688
Gerry Weber International AG (Bearer)	19,400	823,870
GSW Immobilien AG	26,800	892,090
GSW Immobilien AG rights 5/3/12 (a)	26,800	31,480
Lanxess AG	20,100	1,600,494
MTU Aero Engines Holdings AG	17,300	1,457,009
SAP AG	56,734	3,762,517
Wirecard AG	97,400	1,805,134
TOTAL GERMANY		24,360,850
Hong Kong - 0.7%
AIA Group Ltd.	1,071,600	3,812,024
HKT Trust / HKT Ltd. unit	1,451,000	1,127,713
Techtronic Industries Co. Ltd.	2,728,500	3,295,167
TOTAL HONG KONG		8,234,904
India - 0.6%
Apollo Hospitals Enterprise Ltd.	25,151	301,034
Housing Development Finance Corp. Ltd.	205,593	2,629,592
IndusInd Bank Ltd.	191,444	1,211,198
Common Stocks - continued
	Shares	Value
India - continued
The Jammu & Kashmir Bank Ltd.	30,114	$ 538,124
Titan Industries Ltd.	374,259	1,655,793
TOTAL INDIA		6,335,741
Indonesia - 0.2%
PT Media Nusantara Citra Tbk	4,495,500	1,100,579
PT Sarana Menara Nusantara Tbk (a)	371,000	557,075
PT Tower Bersama Infrastructure Tbk	3,318,000	1,101,126
TOTAL INDONESIA		2,758,780
Ireland - 1.7%
Accenture PLC Class A	121,800	7,910,910
Alkermes PLC (a)	84,000	1,453,200
Elan Corp. PLC sponsored ADR (a)	169,000	2,330,510
Ingersoll-Rand PLC	40,000	1,700,800
James Hardie Industries NV CDI	365,087	2,848,941
Paddy Power PLC (Ireland)	43,800	2,858,534
TOTAL IRELAND		19,102,895
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	44,700	2,598,411
Italy - 0.8%
Brunello Cucinelli SpA	8,500	135,028
Fiat Industrial SpA (d)	113,100	1,283,116
Prada SpA	253,200	1,719,840
Saipem SpA	109,488	5,409,169
TOTAL ITALY		8,547,153
Japan - 7.7%
ABC-Mart, Inc.	70,200	2,556,554
Aozora Bank Ltd.	810,000	2,077,604
Calbee, Inc.	37,400	2,263,439
Canon, Inc.	57,400	2,601,982
Chiyoda Corp.	171,000	2,059,291
Cosmos Pharmaceutical Corp.	44,900	2,517,415
Credit Saison Co. Ltd.	158,600	3,403,934
CyberAgent, Inc.	462	1,422,948
Don Quijote Co. Ltd.	103,100	3,781,944
Fanuc Corp.	35,200	5,936,870
Fast Retailing Co. Ltd.	9,500	2,123,079
Hitachi Ltd.	521,000	3,318,584
Honda Motor Co. Ltd.	161,800	5,823,415
Japan Tobacco, Inc.	1,175	6,509,541
JS Group Corp.	116,000	2,277,968
JSR Corp.	137,200	2,707,984
Kakaku.com, Inc.	54,300	1,688,643
KDDI Corp.	413	2,703,788
Keyence Corp.	18,460	4,357,293
Mitsubishi Corp.	109,200	2,366,726
Mitsubishi Estate Co. Ltd.	94,000	1,661,868
Mitsubishi UFJ Financial Group, Inc.	910,900	4,373,972

	Shares	Value
Nexon Co. Ltd. (d)	23,200	$ 439,773
ORIX Corp.	79,370	7,589,105
Rakuten, Inc.	4,586	5,115,306
Seven Bank Ltd.	795,700	1,966,101
So-net M3, Inc.	320	1,487,647
Unicharm Corp.	13,200	738,474
TOTAL JAPAN		85,871,248
Korea (South) - 1.8%
Hyundai Motor Co.	16,534	3,928,220
Kia Motors Corp.	34,480	2,544,526
LG Household & Health Care Ltd.	5,774	3,029,738
NCsoft Corp.	4,691	1,216,205
NHN Corp.	3,893	881,857
Orion Corp.	4,433	3,522,473
Samsung Electronics Co. Ltd.	3,934	4,838,634
TOTAL KOREA (SOUTH)		19,961,653
Luxembourg - 0.6%
Brait SA	357,400	1,118,885
Millicom International Cellular SA	11,500	1,230,385
Millicom International Cellular SA (depository receipt)	8,600	913,648
Samsonite International SA	1,596,000	3,093,817
TOTAL LUXEMBOURG		6,356,735
Mexico - 0.1%
Wal-Mart de Mexico SA de CV Series V	472,400	1,350,678
Netherlands - 2.5%
AEGON NV	292,700	1,361,623
ASML Holding NV	69,100	3,523,409
Gemalto NV	121,249	9,035,076
HeidelbergCement Finance AG (d)	51,700	2,842,675
ING Groep NV (Certificaten Van Aandelen) (a)	309,500	2,183,649
LyondellBasell Industries NV Class A	64,000	2,673,920
NXP Semiconductors NV (a)	55,800	1,442,430
Randstad Holding NV	46,058	1,595,017
Yandex NV	138,000	3,273,360
TOTAL NETHERLANDS		27,931,159
Norway - 0.3%
DnB NOR ASA (d)	274,800	2,962,997
Philippines - 0.0%
Alliance Global Group, Inc.	596,900	174,972
Poland - 0.2%
Eurocash SA	215,900	2,636,309
Puerto Rico - 0.1%
Popular, Inc. (a)	850,000	1,513,000
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,210,670
Common Stocks - continued
	Shares	Value
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	135,800	$ 2,656,248
South Africa - 0.4%
Distell Group Ltd.	126,410	1,381,441
Shoprite Holdings Ltd.	95,600	1,651,921
Tiger Brands Ltd.	33,200	1,216,508
TOTAL SOUTH AFRICA		4,249,870
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	344,675	2,332,608
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	344,651	49,275
Inditex SA	33,906	3,049,920
TOTAL SPAIN		5,431,803
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	3,123,461
Elekta AB:
unit (a)	30,000	97,757
(B Shares)	30,000	1,522,152
Intrum Justitia AB	115,000	1,745,341
Svenska Handelsbanken AB (A Shares)	100,200	3,247,191
Swedish Match Co. AB	78,000	3,170,718
TOTAL SWEDEN		12,906,620
Switzerland - 2.0%
Adecco SA (Reg.)	32,451	1,580,446
Partners Group Holding AG	13,818	2,629,462
Roche Holding AG (participation certificate)	14,101	2,576,107
Schindler Holding AG (participation certificate)	33,294	4,306,887
Swatch Group AG (Bearer)	3,280	1,512,873
Syngenta AG (Switzerland)	5,030	1,764,098
UBS AG	248,020	3,097,663
Zurich Financial Services AG	20,820	5,092,876
TOTAL SWITZERLAND		22,560,412
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	280,000	562,550
United Kingdom - 10.4%
Aberdeen Asset Management PLC	355,842	1,637,403
Aggreko PLC	79,600	2,908,264
Anglo American PLC (United Kingdom)	89,418	3,436,782
Ashmore Group PLC	187,900	1,166,855
Barclays PLC	1,259,033	4,457,965
BG Group PLC	274,063	6,452,283
BHP Billiton PLC	230,347	7,416,215
BP PLC	679,369	4,908,436
British American Tobacco PLC:
(United Kingdom)	174,800	8,966,516
sponsored ADR	67,500	6,947,100
British Land Co. PLC	332,855	2,644,018

	Shares	Value
Burberry Group PLC	94,800	$ 2,284,968
Carphone Warehouse Group PLC	868,479	1,846,613
Diageo PLC	235,504	5,940,914
GlaxoSmithKline PLC	169,900	3,925,428
HSBC Holdings PLC (United Kingdom)	715,328	6,458,188
Jazztel PLC (a)	353,900	2,371,042
Legal & General Group PLC	1,970,424	3,761,078
London Stock Exchange Group PLC	33,500	591,587
Meggitt PLC	416,600	2,762,209
Michael Page International PLC	230,900	1,557,560
Next PLC	43,800	2,082,278
Ocado Group PLC (a)(d)	898,900	1,893,788
Reckitt Benckiser Group PLC	36,900	2,148,340
Rolls-Royce Group PLC	271,600	3,630,268
Rotork PLC	37,010	1,325,765
Royal Dutch Shell PLC Class B	371,647	13,601,931
Royalblue Group PLC	39,800	1,001,290
Ultra Electronics Holdings PLC	36,900	1,008,588
Vodafone Group PLC	1,452,800	4,021,790
Vodafone Group PLC sponsored ADR	47,212	1,313,910
Xstrata PLC	112,700	2,153,923
TOTAL UNITED KINGDOM		116,623,295
United States of America - 51.8%
3D Systems Corp. (a)	18,000	530,820
Active Network, Inc.	123,000	2,066,400
Advance Auto Parts, Inc.	5,000	459,000
Airgas, Inc.	15,000	1,374,600
Alexion Pharmaceuticals, Inc. (a)	29,000	2,619,280
Allergan, Inc.	13,000	1,248,000
Altria Group, Inc.	78,000	2,512,380
Amazon.com, Inc. (a)	14,000	3,246,600
American International Group, Inc. (a)	141,000	4,798,230
American Tower Corp.	143,000	9,377,940
Amgen, Inc.	86,000	6,115,460
Apple, Inc. (a)	32,600	19,046,224
AutoZone, Inc. (a)	14,000	5,546,240
BB&T Corp.	204,000	6,536,160
Beam, Inc.	68,200	3,872,396
Bed Bath & Beyond, Inc. (a)	12,000	844,680
Biogen Idec, Inc. (a)	94,500	12,663,945
Cabela's, Inc. Class A (a)	171,000	6,465,510
Cirrus Logic, Inc. (a)	55,500	1,519,590
Citrix Systems, Inc. (a)	396,109	33,910,888
Cognizant Technology Solutions Corp. Class A (a)	47,200	3,460,704
Comcast Corp. Class A	122,000	3,700,260
Concur Technologies, Inc. (a)	3,000	169,680
Continental Resources, Inc. (a)	23,000	2,052,750
Cray, Inc. (a)	17,000	189,550
Cummins, Inc.	23,300	2,698,839
Dick's Sporting Goods, Inc.	7,000	354,200
Discover Financial Services	25,000	847,500
Discovery Communications, Inc. (a)	69,000	3,754,980
Common Stocks - continued
	Shares	Value
United States of America - continued
Dollar General Corp. (a)	145,400	$ 6,900,684
Drew Industries, Inc. (a)	8,000	238,240
Elizabeth Arden, Inc. (a)	56,534	2,203,695
EOG Resources, Inc.	12,000	1,317,720
Equifax, Inc.	54,000	2,474,280
Estee Lauder Companies, Inc. Class A	297,000	19,408,950
Expedia, Inc.	27,000	1,151,010
Fair Isaac Corp.	90,000	3,861,000
Fifth Third Bancorp	1,340,000	19,068,200
FMC Corp.	18,000	1,988,100
Foot Locker, Inc.	41,000	1,254,190
Fusion-io, Inc.	17,000	436,050
G-III Apparel Group Ltd. (a)	246,200	6,610,470
Gilead Sciences, Inc. (a)	68,000	3,536,680
H.B. Fuller Co.	60,000	1,974,000
HollyFrontier Corp.	74,000	2,280,680
Home Depot, Inc.	38,000	1,968,020
Hubbell, Inc. Class B	15,000	1,203,600
IBM Corp.	55,000	11,389,400
Intuit, Inc.	446,000	25,854,620
J.B. Hunt Transport Services, Inc.	104,000	5,754,320
JCPenney Co., Inc.	62,000	2,235,720
Kansas City Southern	178,000	13,709,560
Las Vegas Sands Corp.	94,000	5,216,060
Limited Brands, Inc.	28,000	1,391,600
Lincoln National Corp.	45,000	1,114,650
Lithia Motors, Inc. Class A (sub. vtg.)	53,000	1,421,990
Lorillard, Inc.	36,000	4,870,440
Mako Surgical Corp. (a)	24,000	991,440
Manitowoc Co., Inc.	118,000	1,634,300
Marathon Petroleum Corp.	149,000	6,199,890
Marten Transport Ltd.	39,600	834,372
MasterCard, Inc. Class A	74,400	33,648,888
McDonald's Corp.	29,500	2,874,775
Medivation, Inc. (a)	32,000	2,588,160
Merrimack Pharmaceuticals, Inc.	19,000	150,100
Michael Kors Holdings Ltd.	154,500	7,056,015
MICROS Systems, Inc. (a)	7,000	397,810
Microsoft Corp.	349,000	11,174,980
Monster Beverage Corp. (a)	19,000	1,234,240
National Oilwell Varco, Inc.	16,000	1,212,160
NIKE, Inc. Class B	75,000	8,390,250
Noble Energy, Inc.	78,000	7,746,960
O'Reilly Automotive, Inc. (a)	27,000	2,847,420
Perrigo Co.	24,000	2,517,600
PetSmart, Inc.	18,000	1,048,680
Pioneer Natural Resources Co.	143,000	16,562,260
Prestige Brands Holdings, Inc. (a)	304,000	5,164,960
Priceline.com, Inc. (a)	5,000	3,804,100

	Shares	Value
PulteGroup, Inc. (a)	43,300	$ 426,072
Ralph Lauren Corp.	10,000	1,722,700
Raymond James Financial, Inc.	65,000	2,380,300
Responsys, Inc.	13,000	166,140
Robert Half International, Inc.	18,000	536,400
Royal Gold, Inc.	24,200	1,499,432
salesforce.com, Inc. (a)	69,000	10,745,370
Sempra Energy	174,000	11,264,760
Starbucks Corp.	17,000	975,460
Stratasys, Inc. (a)	3,000	153,630
SVB Financial Group (a)	62,000	3,973,580
The Coca-Cola Co.	7,000	534,240
TIBCO Software, Inc. (a)	75,000	2,467,500
Timken Co.	39,000	2,203,890
TJX Companies, Inc.	462,000	19,270,020
Total System Services, Inc.	67,900	1,597,008
Tractor Supply Co.	5,000	492,050
U.S. Bancorp	75,000	2,412,750
Under Armour, Inc. Class A (sub. vtg.) (a)	16,000	1,566,880
Union Pacific Corp.	56,400	6,341,616
United Rentals, Inc. (a)(d)	128,000	5,975,040
United Technologies Corp.	19,000	1,551,160
UnitedHealth Group, Inc.	317,800	17,844,470
Valmont Industries, Inc.	31,000	3,841,830
Vertex Pharmaceuticals, Inc. (a)	36,000	1,385,280
W.R. Grace & Co. (a)	104,200	6,211,362
Weight Watchers International, Inc.	8,000	607,680
Wells Fargo & Co.	797,000	26,643,710
WESCO International, Inc. (a)	152,000	10,091,280
Williams Companies, Inc.	267,000	9,086,010
Wyndham Worldwide Corp.	122,000	6,141,480
Yum! Brands, Inc.	115,000	8,363,950
TOTAL UNITED STATES OF AMERICA		579,369,145
TOTAL COMMON STOCKS (Cost $957,152,210)		1,091,227,118
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.3%
Volkswagen AG	17,500	3,315,126
Italy - 0.1%
Fiat Industrial SpA	111,500	915,143
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	28,789,600	46,728
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,270,670)		4,276,997
Investment Companies - 0.0%
	Shares	Value
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $400,856)	12,322	$ 16,700
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.14% (b)	17,091,275	17,091,275
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	38,391,837	38,391,837
TOTAL MONEY MARKET FUNDS (Cost $55,483,112)		55,483,112
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,016,306,848)	1,151,003,927
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(33,633,321)
NET ASSETS - 100%	$ 1,117,370,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,421
Fidelity Securities Lending Cash Central Fund	94,686
Total	$ 111,107
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 194,496,252	$ 173,673,006	$ 20,823,246	$ -
Consumer Staples	114,773,922	87,837,623	26,936,299	-
Energy	80,943,483	62,433,116	18,510,367	-
Financials	177,168,238	134,992,760	42,175,478	-
Health Care	88,898,292	68,303,950	20,594,342	-
Industrials	123,006,706	110,365,851	12,640,855	-
Information Technology	224,888,810	208,720,018	16,168,792	-
Materials	52,236,622	40,348,325	11,888,297	-
Telecommunication Services	24,015,702	17,290,124	6,725,578	-
Utilities	15,076,088	15,076,088	-	-
Investment Companies	16,700	16,700	-	-
Money Market Funds	55,483,112	55,483,112	-	-
Total Investments in Securities:	$ 1,151,003,927	$ 974,540,673	$ 176,463,254	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,129,814) - See accompanying schedule: Unaffiliated issuers (cost $960,823,736)	$ 1,095,520,815
Fidelity Central Funds (cost $55,483,112)	55,483,112
Total Investments (cost $1,016,306,848)		$ 1,151,003,927
Foreign currency held at value (cost $49,813)		49,785
Receivable for investments sold		26,995,321
Receivable for fund shares sold		1,033,941
Dividends receivable		2,769,472
Distributions receivable from Fidelity Central Funds		49,346
Prepaid expenses		1,182
Other receivables		360,808
Total assets		1,182,263,782

Liabilities
Payable for investments purchased	$ 24,303,114
Payable for fund shares redeemed	1,087,221
Accrued management fee	776,264
Distribution and service plan fees payable	6,594
Other affiliated payables	254,471
Other payables and accrued expenses	73,675
Collateral on securities loaned, at value	38,391,837
Total liabilities		64,893,176

Net Assets		$ 1,117,370,606
Net Assets consist of:
Paid in capital		$ 1,026,239,913
Undistributed net investment income		3,791,146
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,353,775)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		134,693,322
Net Assets		$ 1,117,370,606

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,452,662 ÷ 794,000 shares)	$ 19.46

Maximum offering price per share (100/94.25 of $19.46)	$ 20.65
Class T: Net Asset Value and redemption price per share ($4,677,810 ÷ 241,096 shares)	$ 19.40

Maximum offering price per share (100/96.50 of $19.40)	$ 20.10
Class B: Net Asset Value and offering price per share ($301,541 ÷ 15,637 shares)A	$ 19.28

Class C: Net Asset Value and offering price per share ($1,591,335 ÷ 82,668 shares)A	$ 19.25

Worldwide: Net Asset Value, offering price and redemption price per share ($1,091,428,457 ÷ 55,726,819 shares)	$ 19.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,918,801 ÷ 200,715 shares)	$ 19.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 11,328,444
Interest		10
Income from Fidelity Central Funds		111,107
Income before foreign taxes withheld		11,439,561
Less foreign taxes withheld		(447,100)
Total income		10,992,461
Expenses
Management fee Basic fee	$ 3,869,316
Performance adjustment	317,081
Transfer agent fees	1,288,963
Distribution and service plan fees	33,944
Accounting and security lending fees	253,528
Custodian fees and expenses	98,662
Independent trustees' compensation	3,420
Registration fees	76,647
Audit	34,852
Legal	2,803
Interest	56
Miscellaneous	5,555
Total expenses before reductions	5,984,827
Expense reductions	(172,044)	5,812,783
Net investment income (loss)		5,179,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,519,556
Foreign currency transactions	(110,900)
Total net realized gain (loss)		10,408,656
Change in net unrealized appreciation (depreciation) on: Investment securities	77,507,072
Assets and liabilities in foreign currencies	(19,107)
Total change in net unrealized appreciation (depreciation)		77,487,965
Net gain (loss)		87,896,621
Net increase (decrease) in net assets resulting from operations		$ 93,076,299

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,179,678	$ 7,182,199
Net realized gain (loss)	10,408,656	120,543,178
Change in net unrealized appreciation (depreciation)	77,487,965	(94,457,618)
Net increase (decrease) in net assets resulting from operations	93,076,299	33,267,759
Distributions to shareholders from net investment income	(4,089,511)	(6,244,141)
Distributions to shareholders from net realized gain	-	(2,870,519)
Total distributions	(4,089,511)	(9,114,660)
Share transactions - net increase (decrease)	(106,307,332)	12,558,124
Redemption fees	18,358	33,448
Total increase (decrease) in net assets	(17,302,186)	36,744,671

Net Assets
Beginning of period	1,134,672,792	1,097,928,121
End of period (including undistributed net investment income of $3,791,146 and undistributed net investment income of $2,700,979, respectively)	$ 1,117,370,606	$ 1,134,672,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.06	.05	.03	(.01)
Net realized and unrealized gain (loss)	1.53	.47	2.63	4.09
Total from investment operations	1.59	.52	2.66	4.08
Distributions from net investment income	(.02)	(.08)	(.10)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.46	$ 17.89	$ 17.50	$ 14.96
Total Return B,C,D	8.91%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.40% A	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.37% A	1.38%	1.41%	1.49% A
Net investment income (loss)	.64% A	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,453	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	1.54	.45	2.62	4.07
Total from investment operations	1.57	.46	2.61	4.06
Distributions from net investment income	-	(.04)	(.08)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.40	$ 17.83	$ 17.46	$ 14.94
Total Return B,C,D	8.81%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.66% A	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.66% A	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.63% A	1.63%	1.68%	1.70% A
Net investment income (loss)	.38% A	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,678	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	1.52	.47	2.61	4.04
Total from investment operations	1.51	.38	2.52	4.01
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	-	-	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.28	$ 17.77	$ 17.39	$ 14.89
Total Return B,C,D	8.50%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.12% A	2.13%	2.17%	2.17% A
Net investment income (loss)	(.11)% A	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 256	$ 305	$ 224
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.52	.47	2.61	4.05
Total from investment operations	1.51	.38	2.52	4.01
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.25	$ 17.74	$ 17.36	$ 14.89
Total Return B,C,D	8.51%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.16% A	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.13% A	2.13%	2.16%	2.15% A
Net investment income (loss)	(.12)% A	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82
Income from Investment Operations
Net investment income (loss) D	.09	.11	.08	.12	.16	.14
Net realized and unrealized gain (loss)	1.55	.48	2.63	1.63	(9.44)	6.05
Total from investment operations	1.64	.59	2.71	1.75	(9.28)	6.19
Distributions from net investment income	(.07)	(.10)	(.10)	(.17)	(.12)	(.17)
Distributions from net realized gain	-	(.05)	(.02)	-	(2.38)	(2.66)
Total distributions	(.07)	(.15)	(.11) I	(.17)	(2.50)	(2.83)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.59	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18
Total Return B,C	9.12%	3.32%	18.18%	13.39%	(40.66)%	31.87%
Ratios to Average Net Assets E,G
Expenses before reductions	1.09% A	1.08%	1.15%	1.27%	1.21%	1.04%
Expenses net of fee waivers, if any	1.09% A	1.08%	1.15%	1.27%	1.21%	1.04%
Expenses net of all reductions	1.06% A	1.05%	1.12%	1.24%	1.19%	1.02%
Net investment income (loss)	.96% A	.60%	.50%	.92%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,091,428	$ 1,114,694	$ 1,087,928	$ 991,996	$ 934,885	$ 1,773,603
Portfolio turnover rate F	192% A	203%	166%	224%	264%	128%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06
Net realized and unrealized gain (loss)	1.54	.47	2.63	4.06
Total from investment operations	1.62	.57	2.70	4.12
Distributions from net investment income	(.08)	(.11)	(.11)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 19.52	$ 17.98	$ 17.57	$ 15.00
Total Return B,C	9.04%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.16% A	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.13% A	1.10%	1.19%	1.15% A
Net investment income (loss)	.88% A	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,919	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,577,746
Gross unrealized depreciation	(28,021,841)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,555,905

Tax cost	$ 1,021,448,022

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (43,909,944)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,033,250,196 and $1,119,584,452, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 17,376	$ 1,400
Class T	.25%	.25%	8,102	84
Class B	.75%	.25%	1,357	1,019
Class C	.75%	.25%	7,109	2,763
			$ 33,944	$ 5,266

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,384
Class T	972
Class B*	481
Class C*	1,262
$ 7,099

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,918.30
Class T	5,033.31
Class B	409.30
Class C	2,170.31
Worldwide	1,255,256.23
Institutional Class	5,177.31
	$ 1,288,963

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,998 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,075,000.33%		$ 56

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,642 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94,686. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $172,044 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 16,597	$ 36,687
Class T	-	3,024
Class B	-	-
Class C	-	-
Worldwide	4,059,520	6,199,611
Institutional Class	13,394	4,819
Total	$ 4,089,511	$ 6,244,141
From net realized gain
Class A	$ -	$ 20,664
Class T	-	3,280
Class B	-	-
Class C	-	-
Worldwide	-	2,844,643
Institutional Class	-	1,932
Total	$ -	$ 2,870,519

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	188,055	446,295	$ 3,446,072	$ 8,440,354
Reinvestment of distributions	720	2,409	12,524	44,007
Shares redeemed	(130,134)	(143,732)	(2,373,904)	(2,654,718)
Net increase (decrease)	58,641	304,972	$ 1,084,692	$ 5,829,643
Class T
Shares sold	131,790	307,740	$ 2,443,223	$ 5,853,479
Reinvestment of distributions	-	344	-	6,293
Shares redeemed	(13,325)	(249,620)	(241,694)	(4,835,753)
Net increase (decrease)	118,465	58,464	$ 2,201,529	$ 1,024,019
Class B
Shares sold	2,613	3,768	$ 46,396	$ 71,519
Shares redeemed	(1,359)	(6,939)	(23,981)	(128,598)
Net increase (decrease)	1,254	(3,171)	$ 22,415	$ (57,079)
Class C
Shares sold	25,761	41,472	$ 466,522	$ 784,669
Shares redeemed	(16,217)	(9,227)	(292,789)	(167,760)
Net increase (decrease)	9,544	32,245	$ 173,733	$ 616,909
Worldwide
Shares sold	4,617,352	12,255,493	$ 82,942,652	$ 231,984,939
Reinvestment of distributions	226,349	480,262	3,956,581	8,805,760
Shares redeemed	(10,988,502)	(12,736,797)	(197,231,169)	(238,335,100)
Net increase (decrease)	(6,144,801)	(1,042)	$ (110,331,936)	$ 2,455,599
Institutional Class
Shares sold	60,053	162,911	$ 1,113,224	$ 2,875,496
Reinvestment of distributions	745	360	12,982	6,581
Shares redeemed	(31,757)	(10,647)	(583,971)	(193,044)
Net increase (decrease)	29,041	152,624	$ 542,235	$ 2,689,033

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund

The Northern Trust Company
Chicago, IL

Fidelity International Capital Appreciation Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBD-USAN-0612
1.784910.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,080.90	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,080.90	$ 9.83
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.52
Class B	2.40%
Actual		$ 1,000.00	$ 1,077.50	$ 12.40
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Class C	2.40%
Actual		$ 1,000.00	$ 1,077.70	$ 12.40
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 1,082.80	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.32%
Actual		$ 1,000.00	$ 1,084.00	$ 6.84
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
South Africa 47.1%
Russia 31.2%
Turkey 5.0%
United Arab Emirates 3.5%
Kenya 2.5%
Poland 2.4%
Nigeria 1.5%
Morocco 1.0%
Qatar 0.9%
Other* 4.9%

* Includes short-term investments and net other assets.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
South Africa 46.7%
Russia 33.6%
Turkey 5.8%
Poland 3.3%
United Arab Emirates 2.3%
Nigeria 1.6%
Morocco 1.2%
Kenya 1.2%
Qatar 1.1%
Other* 3.2%

* Includes short-term investments and net other assets.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.9
Bonds	0.6	0.7
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	8.0	8.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	7.4	7.9
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	6.5	5.6
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	6.3	6.0
Standard Bank Group Ltd. (South Africa, Commercial Banks)	5.0	4.3
FirstRand Ltd. (South Africa, Diversified Financial Services)	4.2	3.3
Clicks Group Ltd. (South Africa, Food & Staples Retailing)	2.8	2.9
NOVATEK OAO GDR (Russia, Oil, Gas & Consumable Fuels)	2.7	4.0
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.6	2.8
Vodacom Group (Pty) Ltd. (South Africa, Wireless Telecommunication Services)	2.6	3.1
	48.1
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	26.7
Financials	26.8	23.4
Telecommunication Services	13.5	14.3
Materials	10.8	14.9
Consumer Staples	10.5	9.2
Consumer Discretionary	4.1	6.3
Industrials	3.2	1.7
Health Care	1.3	0.7
Utilities	1.0	1.7
Information Technology	0.3	0.3

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd.	9,200	$ 816,705
Canada - 0.9%
Africa Oil Corp. (a)	165,000	912,073
Silver Wheaton Corp.	13,200	403,049
TOTAL CANADA		1,315,122
Cayman Islands - 0.3%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	18,000	513,000
Czech Republic - 0.7%
Philip Morris CR A/S (d)	1,700	987,528
Kenya - 2.5%
Barclays Bank of Kenya Ltd.	1,920,640	295,306
British American Tobacco Kenya Ltd.	190,700	739,893
East African Breweries Ltd.	388,906	981,024
Kenya Airways Ltd.	1,754,900	313,036
Safaricom Ltd.	26,267,959	1,041,252
Uchumi Supermarket Ltd. (a)	2,300,000	393,694
TOTAL KENYA		3,764,205
Morocco - 1.0%
Maroc Telecom SA	103,600	1,586,776
Nigeria - 1.5%
Guaranty Trust Bank PLC	3,807,451	387,518
Nigerian Breweries PLC	893,687	625,127
Skye Bank PLC	20,371,010	512,511
Zenith Bank PLC	7,548,060	679,038
TOTAL NIGERIA		2,204,194
Poland - 2.4%
Bank Polska Kasa Opieki SA	37,400	1,763,866
Eurocash SA	102,354	1,249,823
Kruk SA (a)	40,000	612,759
TOTAL POLAND		3,626,448
Qatar - 0.9%
Qatar National Bank SAQ	21,351	782,296
Vodafone Qatar QSC (a)	248,198	588,310
TOTAL QATAR		1,370,606
Russia - 28.9%
Bank St. Petersburg OJSC	120,000	285,996
Gazprom OAO	2,098,400	12,086,285
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR (United Kingdom)	153,895	$ 9,441,458
NOVATEK OAO	40,000	515,583
NOVATEK OAO GDR (Reg. S)	27,700	3,520,670
OGK-4 OJSC (a)	3,500,000	316,384
Rosneft Oil Co. OJSC	131,100	938,157
Rosneft Oil Co. OJSC GDR (Reg. S)	234,500	1,673,158
Sberbank (Savings Bank of the Russian Federation)	3,072,600	9,836,797
Sistema JSFC sponsored GDR	26,700	507,300
TNK-BP Holding (a)	915,000	2,800,048
Uralkali OJSC	236,900	1,788,506
TOTAL RUSSIA		43,710,342
South Africa - 47.1%
African Rainbow Minerals Ltd.	70,300	1,635,935
AngloGold Ashanti Ltd.	85,100	2,916,237
Aspen Pharmacare Holdings Ltd.	41,800	675,528
Aveng Ltd.	224,400	1,147,100
Cashbuild Ltd.	83,400	1,404,440
Clicks Group Ltd.	701,033	4,216,293
DRDGOLD Ltd.	948,914	646,915
Exxaro Resources Ltd.	77,100	2,051,903
FirstRand Ltd.	1,931,600	6,275,589
Harmony Gold Mining Co. Ltd.	398,900	3,876,663
Holdsport Ltd.	60,000	341,733
Kagiso Media Ltd.	63,000	157,136
Life Healthcare Group Holdings Ltd. (e)	299,200	1,034,006
Massmart Holdings Ltd. (e)	35,231	756,891
Mr Price Group Ltd.	128,700	1,740,710
MTN Group Ltd.	642,450	11,224,290
Nampak Ltd.	538,200	1,553,431
Naspers Ltd. Class N	32,000	1,927,282
Northam Platinum Ltd.	140,200	601,321
Pinnacle Technology Holdings Ltd.	200,000	408,588
Pioneer Foods Ltd.	237,900	1,833,647
Raubex Group Ltd.	1,079,300	1,992,639
RMB Holdings Ltd.	265,100	1,145,199
Sanlam Ltd.	443,400	1,906,312
Sasol Ltd.	82,100	3,901,073
Shoprite Holdings Ltd.	184,700	3,191,525
Spur Corp. Ltd.	162,800	345,359
Standard Bank Group Ltd.	513,963	7,582,573
Super Group Ltd. (a)	200,000	377,989
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group (Pty) Ltd.	279,600	$ 3,885,930
Wilson Bayly Holmes-Ovcon Ltd.	18,600	325,105
TOTAL SOUTH AFRICA		71,079,342
Turkey - 5.0%
Aygaz A/S	247,000	1,141,514
Koc Holding A/S	137,000	508,389
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	584,861
Turk Telekomunikasyon A/S	397,100	1,740,279
Turkiye Garanti Bankasi A/S	973,000	3,577,450
TOTAL TURKEY		7,552,493
United Arab Emirates - 3.5%
Agthia Group PJSC	392,608	226,610
Aldar Properties PJSC (a)	1,417,210	443,728
Dubai Financial Market PJSC (a)	5,382,523	1,655,958
Emirates NBD Bank PJSC (a)	396,999	305,887
First Gulf Bank PJSC	779,396	1,909,790
National Bank of Abu Dhabi PJSC (a)	156,000	369,937
NMC Health PLC	92,300	313,856
TOTAL UNITED ARAB EMIRATES		5,225,766
United Kingdom - 0.8%
Ophir Energy PLC	70,500	660,253
Tullow Oil PLC	25,100	624,949
TOTAL UNITED KINGDOM		1,285,202
Zambia - 0.4%
Zambeef Products PLC	997,525	532,013
TOTAL COMMON STOCKS (Cost $132,654,380)		145,569,742
Nonconvertible Preferred Stocks - 2.3%

Russia - 2.3%
Surgutneftegaz JSC (Cost $2,724,197)	5,308,600	3,535,693
Nonconvertible Bonds - 0.3%
		Principal Amount	Value
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,213)	NGN	80,000,000	$ 487,166
Government Obligations - 0.3%

Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	504,877
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,295,619	1,295,619
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	612,500	612,500
TOTAL MONEY MARKET FUNDS (Cost $1,908,119)		1,908,119
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $138,470,237)		152,005,597
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(950,427)
NET ASSETS - 100%		$ 151,055,170
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 866
Fidelity Securities Lending Cash Central Fund	2,228
Total	$ 3,094
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,294,649	$ 6,294,649	$ -	$ -
Consumer Staples	15,734,068	15,734,068	-	-
Energy	41,707,261	37,806,188	3,901,073	-
Financials	39,715,751	39,715,751	-	-
Health Care	2,023,390	2,023,390	-	-
Industrials	4,899,028	4,899,028	-	-
Information Technology	408,588	408,588	-	-
Materials	16,290,665	8,034,145	8,256,520	-
Telecommunication Services	20,574,137	20,574,137	-	-
Utilities	1,457,898	1,457,898	-	-
Corporate Bonds	487,166	-	487,166	-
Government Obligations	504,877	-	504,877	-
Money Market Funds	1,908,119	1,908,119	-	-
Total Investments in Securities:	$ 152,005,597	$ 138,855,961	$ 13,149,636	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $580,879) - See accompanying schedule: Unaffiliated issuers (cost $136,562,118)	$ 150,097,478
Fidelity Central Funds (cost $1,908,119)	1,908,119
Total Investments (cost $138,470,237)		$ 152,005,597
Foreign currency held at value (cost $22,778)		22,778
Receivable for investments sold Regular delivery		256,687
Delayed delivery		172,470
Receivable for fund shares sold		188,020
Dividends receivable		608,325
Interest receivable		25,657
Distributions receivable from Fidelity Central Funds		2,420
Prepaid expenses		179
Receivable from investment adviser for expense reductions		10,749
Other receivables		16,672
Total assets		153,309,554

Liabilities
Payable to custodian bank	$ 27,272
Payable for investments purchased Regular delivery	650,077
Delayed delivery	324,678
Payable for fund shares redeemed	413,864
Accrued management fee	100,960
Distribution and service plan fees payable	10,886
Other affiliated payables	42,702
Other payables and accrued expenses	71,445
Collateral on securities loaned, at value	612,500
Total liabilities		2,254,384

Net Assets		$ 151,055,170
Net Assets consist of:
Paid in capital		$ 144,429,888
Undistributed net investment income		1,082,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,996,049)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,538,911
Net Assets		$ 151,055,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,266,201 ÷ 1,046,724 shares)	$ 8.85

Maximum offering price per share (100/94.25 of $8.85)	$ 9.39
Class T: Net Asset Value and redemption price per share ($3,651,238 ÷ 413,253 shares)	$ 8.84

Maximum offering price per share (100/96.50 of $8.84)	$ 9.16
Class B: Net Asset Value and offering price per share ($503,429 ÷ 56,777 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($8,408,575 ÷ 956,733 shares)A	$ 8.79

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($120,516,775 ÷ 13,580,367 shares)	$ 8.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,708,952 ÷ 981,679 shares)	$ 8.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,189,221
Interest		62,167
Income from Fidelity Central Funds		3,094
Income before foreign taxes withheld		2,254,482
Less foreign taxes withheld		(101,420)
Total income		2,153,062

Expenses
Management fee	$ 579,386
Transfer agent fees	206,691
Distribution and service plan fees	60,444
Accounting and security lending fees	37,145
Custodian fees and expenses	80,777
Independent trustees' compensation	427
Registration fees	73,740
Audit	31,878
Legal	293
Miscellaneous	804
Total expenses before reductions	1,071,585
Expense reductions	(36,152)	1,035,433
Net investment income (loss)		1,117,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,012,003
Foreign currency transactions	(6,158)
Total net realized gain (loss)		4,005,845
Change in net unrealized appreciation (depreciation) on: Investment securities	5,763,245
Assets and liabilities in foreign currencies	6,010
Total change in net unrealized appreciation (depreciation)		5,769,255
Net gain (loss)		9,775,100
Net increase (decrease) in net assets resulting from operations		$ 10,892,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,117,629	$ 3,341,999
Net realized gain (loss)	4,005,845	3,427,666
Change in net unrealized appreciation (depreciation)	5,769,255	(17,523,712)
Net increase (decrease) in net assets resulting from operations	10,892,729	(10,754,047)
Distributions to shareholders from net investment income	(2,782,952)	(1,835,361)
Distributions to shareholders from net realized gain	-	(302,617)
Total distributions	(2,782,952)	(2,137,978)
Share transactions - net increase (decrease)	220,191	(11,096,734)
Redemption fees	22,892	119,309
Total increase (decrease) in net assets	8,352,860	(23,869,450)

Net Assets
Beginning of period	142,702,310	166,571,760
End of period (including undistributed net investment income of $1,082,420 and undistributed net investment income of $2,747,743, respectively)	$ 151,055,170	$ 142,702,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16 H	.07	.05	.04
Net realized and unrealized gain (loss)	.60	(.70)	1.70	2.48	(5.31)
Total from investment operations	.66	(.54)	1.77	2.53	(5.27)
Distributions from net investment income	(.15)	(.08)	(.04)	(.03)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.15)	(.10)	(.07) L	(.03)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.85	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	8.09%	(6.05)%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.67% A	1.60%	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.65% A	1.56%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.62% A	1.51%	1.38%	1.39%	1.23% A
Net investment income (loss)	1.38% A	1.70% H	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,266	$ 10,260	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13 H	.06	.04	.04
Net realized and unrealized gain (loss)	.61	(.71)	1.69	2.47	(5.31)
Total from investment operations	.66	(.58)	1.75	2.51	(5.27)
Distributions from net investment income	(.13)	(.07)	(.03)	(.02)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.13)	(.08) L	(.05)	(.02)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	8.09%	(6.42)%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.93% A	1.87%	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.90% A	1.84%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.86% A	1.78%	1.62%	1.64%	1.49% A
Net investment income (loss)	1.14% A	1.42% H	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,502	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09 H	.02	.01	.02
Net realized and unrealized gain (loss)	.61	(.71)	1.68	2.48	(5.31)
Total from investment operations	.64	(.62)	1.70	2.49	(5.29)
Distributions from net investment income	(.06)	(.02)	-	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	-
Total distributions	(.06)	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	7.75%	(6.85)%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.37%	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.37% A	2.27%	2.12%	2.14%	1.99% A
Net investment income (loss)	.63% A	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 503	$ 539	$ 822	$ 782	$ 487
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08 H	.02	.01	.02
Net realized and unrealized gain (loss)	.60	(.69)	1.67	2.48	(5.31)
Total from investment operations	.63	(.61)	1.69	2.49	(5.29)
Distributions from net investment income	(.08)	(.05)	(.01)	-	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.08)	(.06) L	(.03)	-	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.79	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	7.77%	(6.79)%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.41% A	2.36%	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.40% A	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.27%	2.13%	2.14%	1.99% A
Net investment income (loss)	.64% A	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,409	$ 6,650	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18 G	.09	.07	.05
Net realized and unrealized gain (loss)	.60	(.71)	1.70	2.48	(5.31)
Total from investment operations	.67	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.17)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.17)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	8.28%	(5.91)%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.41% A	1.35%	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.40% A	1.31%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.36% A	1.25%	1.12%	1.14%	.98% A
Net investment income (loss)	1.64% A	1.95% G	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,517	$ 114,117	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.19 G	.09	.06	.05
Net realized and unrealized gain (loss)	.61	(.72)	1.70	2.49	(5.31)
Total from investment operations	.68	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.18)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.18)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	8.40%	(5.91)%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.32% A	1.26%	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.32% A	1.24%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.28% A	1.19%	1.13%	1.14%	.98% A
Net investment income (loss)	1.72% A	2.02% G	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,709	$ 7,633	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,656,295
Gross unrealized depreciation	(11,840,416)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,815,879

Tax cost	$ 139,189,718

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (7,410,645)
2017	(579,836)
2018	(3,276,010)
Total capital loss carryforward	$ (11,266,491)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,031,325 and $22,836,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,938	$ 89
Class T	.25%	.25%	8,707	68
Class B	.75%	.25%	2,594	1,961
Class C	.75%	.25%	37,205	7,362
			$ 60,444	$ 9,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,700
Class T	1,369
Class B*	1,857
Class C*	1,943
$ 7,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 14,184.30
Class T	5,438.31
Class B	772.30
Class C	10,891.29
Emerging Europe, Middle East, Africa (EMEA)	167,642.29
Institutional Class	7,764.19
	$ 206,691

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

8. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,228. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 753
Class T	1.90%	591
Class B	2.40%	40
Class C	2.40%	632
Emerging Europe, Middle East, Africa (EMEA)	1.40%	8,733
		$ 10,749

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,403 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 173,376	$ 97,896
Class T	52,030	26,168
Class B	3,592	1,907
Class C	61,819	32,267
Emerging Europe, Middle East, Africa (EMEA)	2,310,485	1,585,636
Institutional Class	181,650	91,487
Total	$ 2,782,952	$ 1,835,361
From net realized gain
Class A	$ -	$ 18,012
Class T	-	5,690
Class B	-	902
Class C	-	9,924
Emerging Europe, Middle East, Africa (EMEA)	-	253,422
Institutional Class	-	14,667
Total	$ -	$ 302,617

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	106,664	827,297	$ 917,610	$ 7,697,437
Reinvestment of distributions	16,919	10,020	134,509	92,483
Shares redeemed	(307,768)	(725,856)	(2,554,974)	(6,651,188)
Net increase (decrease)	(184,185)	111,461	$ (1,502,855)	$ 1,138,732
Class T
Shares sold	43,723	164,342	$ 370,181	$ 1,527,510
Reinvestment of distributions	6,513	3,447	51,713	31,848
Shares redeemed	(58,478)	(94,003)	(487,295)	(862,784)
Net increase (decrease)	(8,242)	73,786	$ (65,401)	$ 696,574

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	2,520	9,372	$ 21,708	$ 87,632
Reinvestment of distributions	430	285	3,432	2,673
Shares redeemed	(11,224)	(36,653)	(95,086)	(325,442)
Net increase (decrease)	(8,274)	(26,996)	$ (69,946)	$ (235,137)
Class C
Shares sold	280,052	438,284	$ 2,287,086	$ 4,066,195
Reinvestment of distributions	7,082	4,100	56,016	37,820
Shares redeemed	(137,673)	(213,656)	(1,118,796)	(1,892,778)
Net increase (decrease)	149,461	228,728	$ 1,224,306	$ 2,211,237
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,306,744	7,381,313	$ 19,711,348	$ 68,910,601
Reinvestment of distributions	276,215	187,137	2,198,675	1,730,170
Shares redeemed	(2,634,988)	(9,520,946)	(21,913,264)	(86,802,311)
Net increase (decrease)	(52,029)	(1,952,496)	$ (3,241)	$ (16,161,540)
Institutional Class
Shares sold	256,793	597,666	$ 2,151,470	$ 5,560,036
Reinvestment of distributions	5,723	1,263	45,553	11,681
Shares redeemed	(192,324)	(484,423)	(1,559,695)	(4,318,317)
Net increase (decrease)	70,192	114,506	$ 637,328	$ 1,253,400

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEME-USAN-0612
1.861991.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Europe,
Middle East, Africa (EMEA)

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,080.90	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,080.90	$ 9.83
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.52
Class B	2.40%
Actual		$ 1,000.00	$ 1,077.50	$ 12.40
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Class C	2.40%
Actual		$ 1,000.00	$ 1,077.70	$ 12.40
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 1,082.80	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.32%
Actual		$ 1,000.00	$ 1,084.00	$ 6.84
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
South Africa 47.1%
Russia 31.2%
Turkey 5.0%
United Arab Emirates 3.5%
Kenya 2.5%
Poland 2.4%
Nigeria 1.5%
Morocco 1.0%
Qatar 0.9%
Other* 4.9%

* Includes short-term investments and net other assets.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
South Africa 46.7%
Russia 33.6%
Turkey 5.8%
Poland 3.3%
United Arab Emirates 2.3%
Nigeria 1.6%
Morocco 1.2%
Kenya 1.2%
Qatar 1.1%
Other* 3.2%

* Includes short-term investments and net other assets.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.9
Bonds	0.6	0.7
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	8.0	8.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	7.4	7.9
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	6.5	5.6
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	6.3	6.0
Standard Bank Group Ltd. (South Africa, Commercial Banks)	5.0	4.3
FirstRand Ltd. (South Africa, Diversified Financial Services)	4.2	3.3
Clicks Group Ltd. (South Africa, Food & Staples Retailing)	2.8	2.9
NOVATEK OAO GDR (Russia, Oil, Gas & Consumable Fuels)	2.7	4.0
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.6	2.8
Vodacom Group (Pty) Ltd. (South Africa, Wireless Telecommunication Services)	2.6	3.1
	48.1
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	26.7
Financials	26.8	23.4
Telecommunication Services	13.5	14.3
Materials	10.8	14.9
Consumer Staples	10.5	9.2
Consumer Discretionary	4.1	6.3
Industrials	3.2	1.7
Health Care	1.3	0.7
Utilities	1.0	1.7
Information Technology	0.3	0.3

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd.	9,200	$ 816,705
Canada - 0.9%
Africa Oil Corp. (a)	165,000	912,073
Silver Wheaton Corp.	13,200	403,049
TOTAL CANADA		1,315,122
Cayman Islands - 0.3%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	18,000	513,000
Czech Republic - 0.7%
Philip Morris CR A/S (d)	1,700	987,528
Kenya - 2.5%
Barclays Bank of Kenya Ltd.	1,920,640	295,306
British American Tobacco Kenya Ltd.	190,700	739,893
East African Breweries Ltd.	388,906	981,024
Kenya Airways Ltd.	1,754,900	313,036
Safaricom Ltd.	26,267,959	1,041,252
Uchumi Supermarket Ltd. (a)	2,300,000	393,694
TOTAL KENYA		3,764,205
Morocco - 1.0%
Maroc Telecom SA	103,600	1,586,776
Nigeria - 1.5%
Guaranty Trust Bank PLC	3,807,451	387,518
Nigerian Breweries PLC	893,687	625,127
Skye Bank PLC	20,371,010	512,511
Zenith Bank PLC	7,548,060	679,038
TOTAL NIGERIA		2,204,194
Poland - 2.4%
Bank Polska Kasa Opieki SA	37,400	1,763,866
Eurocash SA	102,354	1,249,823
Kruk SA (a)	40,000	612,759
TOTAL POLAND		3,626,448
Qatar - 0.9%
Qatar National Bank SAQ	21,351	782,296
Vodafone Qatar QSC (a)	248,198	588,310
TOTAL QATAR		1,370,606
Russia - 28.9%
Bank St. Petersburg OJSC	120,000	285,996
Gazprom OAO	2,098,400	12,086,285
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR (United Kingdom)	153,895	$ 9,441,458
NOVATEK OAO	40,000	515,583
NOVATEK OAO GDR (Reg. S)	27,700	3,520,670
OGK-4 OJSC (a)	3,500,000	316,384
Rosneft Oil Co. OJSC	131,100	938,157
Rosneft Oil Co. OJSC GDR (Reg. S)	234,500	1,673,158
Sberbank (Savings Bank of the Russian Federation)	3,072,600	9,836,797
Sistema JSFC sponsored GDR	26,700	507,300
TNK-BP Holding (a)	915,000	2,800,048
Uralkali OJSC	236,900	1,788,506
TOTAL RUSSIA		43,710,342
South Africa - 47.1%
African Rainbow Minerals Ltd.	70,300	1,635,935
AngloGold Ashanti Ltd.	85,100	2,916,237
Aspen Pharmacare Holdings Ltd.	41,800	675,528
Aveng Ltd.	224,400	1,147,100
Cashbuild Ltd.	83,400	1,404,440
Clicks Group Ltd.	701,033	4,216,293
DRDGOLD Ltd.	948,914	646,915
Exxaro Resources Ltd.	77,100	2,051,903
FirstRand Ltd.	1,931,600	6,275,589
Harmony Gold Mining Co. Ltd.	398,900	3,876,663
Holdsport Ltd.	60,000	341,733
Kagiso Media Ltd.	63,000	157,136
Life Healthcare Group Holdings Ltd. (e)	299,200	1,034,006
Massmart Holdings Ltd. (e)	35,231	756,891
Mr Price Group Ltd.	128,700	1,740,710
MTN Group Ltd.	642,450	11,224,290
Nampak Ltd.	538,200	1,553,431
Naspers Ltd. Class N	32,000	1,927,282
Northam Platinum Ltd.	140,200	601,321
Pinnacle Technology Holdings Ltd.	200,000	408,588
Pioneer Foods Ltd.	237,900	1,833,647
Raubex Group Ltd.	1,079,300	1,992,639
RMB Holdings Ltd.	265,100	1,145,199
Sanlam Ltd.	443,400	1,906,312
Sasol Ltd.	82,100	3,901,073
Shoprite Holdings Ltd.	184,700	3,191,525
Spur Corp. Ltd.	162,800	345,359
Standard Bank Group Ltd.	513,963	7,582,573
Super Group Ltd. (a)	200,000	377,989
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group (Pty) Ltd.	279,600	$ 3,885,930
Wilson Bayly Holmes-Ovcon Ltd.	18,600	325,105
TOTAL SOUTH AFRICA		71,079,342
Turkey - 5.0%
Aygaz A/S	247,000	1,141,514
Koc Holding A/S	137,000	508,389
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	584,861
Turk Telekomunikasyon A/S	397,100	1,740,279
Turkiye Garanti Bankasi A/S	973,000	3,577,450
TOTAL TURKEY		7,552,493
United Arab Emirates - 3.5%
Agthia Group PJSC	392,608	226,610
Aldar Properties PJSC (a)	1,417,210	443,728
Dubai Financial Market PJSC (a)	5,382,523	1,655,958
Emirates NBD Bank PJSC (a)	396,999	305,887
First Gulf Bank PJSC	779,396	1,909,790
National Bank of Abu Dhabi PJSC (a)	156,000	369,937
NMC Health PLC	92,300	313,856
TOTAL UNITED ARAB EMIRATES		5,225,766
United Kingdom - 0.8%
Ophir Energy PLC	70,500	660,253
Tullow Oil PLC	25,100	624,949
TOTAL UNITED KINGDOM		1,285,202
Zambia - 0.4%
Zambeef Products PLC	997,525	532,013
TOTAL COMMON STOCKS (Cost $132,654,380)		145,569,742
Nonconvertible Preferred Stocks - 2.3%

Russia - 2.3%
Surgutneftegaz JSC (Cost $2,724,197)	5,308,600	3,535,693
Nonconvertible Bonds - 0.3%
		Principal Amount	Value
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,213)	NGN	80,000,000	$ 487,166
Government Obligations - 0.3%

Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	504,877
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,295,619	1,295,619
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	612,500	612,500
TOTAL MONEY MARKET FUNDS (Cost $1,908,119)		1,908,119
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $138,470,237)		152,005,597
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(950,427)
NET ASSETS - 100%		$ 151,055,170
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 866
Fidelity Securities Lending Cash Central Fund	2,228
Total	$ 3,094
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,294,649	$ 6,294,649	$ -	$ -
Consumer Staples	15,734,068	15,734,068	-	-
Energy	41,707,261	37,806,188	3,901,073	-
Financials	39,715,751	39,715,751	-	-
Health Care	2,023,390	2,023,390	-	-
Industrials	4,899,028	4,899,028	-	-
Information Technology	408,588	408,588	-	-
Materials	16,290,665	8,034,145	8,256,520	-
Telecommunication Services	20,574,137	20,574,137	-	-
Utilities	1,457,898	1,457,898	-	-
Corporate Bonds	487,166	-	487,166	-
Government Obligations	504,877	-	504,877	-
Money Market Funds	1,908,119	1,908,119	-	-
Total Investments in Securities:	$ 152,005,597	$ 138,855,961	$ 13,149,636	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $580,879) - See accompanying schedule: Unaffiliated issuers (cost $136,562,118)	$ 150,097,478
Fidelity Central Funds (cost $1,908,119)	1,908,119
Total Investments (cost $138,470,237)		$ 152,005,597
Foreign currency held at value (cost $22,778)		22,778
Receivable for investments sold Regular delivery		256,687
Delayed delivery		172,470
Receivable for fund shares sold		188,020
Dividends receivable		608,325
Interest receivable		25,657
Distributions receivable from Fidelity Central Funds		2,420
Prepaid expenses		179
Receivable from investment adviser for expense reductions		10,749
Other receivables		16,672
Total assets		153,309,554

Liabilities
Payable to custodian bank	$ 27,272
Payable for investments purchased Regular delivery	650,077
Delayed delivery	324,678
Payable for fund shares redeemed	413,864
Accrued management fee	100,960
Distribution and service plan fees payable	10,886
Other affiliated payables	42,702
Other payables and accrued expenses	71,445
Collateral on securities loaned, at value	612,500
Total liabilities		2,254,384

Net Assets		$ 151,055,170
Net Assets consist of:
Paid in capital		$ 144,429,888
Undistributed net investment income		1,082,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,996,049)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,538,911
Net Assets		$ 151,055,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,266,201 ÷ 1,046,724 shares)	$ 8.85

Maximum offering price per share (100/94.25 of $8.85)	$ 9.39
Class T: Net Asset Value and redemption price per share ($3,651,238 ÷ 413,253 shares)	$ 8.84

Maximum offering price per share (100/96.50 of $8.84)	$ 9.16
Class B: Net Asset Value and offering price per share ($503,429 ÷ 56,777 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($8,408,575 ÷ 956,733 shares)A	$ 8.79

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($120,516,775 ÷ 13,580,367 shares)	$ 8.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,708,952 ÷ 981,679 shares)	$ 8.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,189,221
Interest		62,167
Income from Fidelity Central Funds		3,094
Income before foreign taxes withheld		2,254,482
Less foreign taxes withheld		(101,420)
Total income		2,153,062

Expenses
Management fee	$ 579,386
Transfer agent fees	206,691
Distribution and service plan fees	60,444
Accounting and security lending fees	37,145
Custodian fees and expenses	80,777
Independent trustees' compensation	427
Registration fees	73,740
Audit	31,878
Legal	293
Miscellaneous	804
Total expenses before reductions	1,071,585
Expense reductions	(36,152)	1,035,433
Net investment income (loss)		1,117,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,012,003
Foreign currency transactions	(6,158)
Total net realized gain (loss)		4,005,845
Change in net unrealized appreciation (depreciation) on: Investment securities	5,763,245
Assets and liabilities in foreign currencies	6,010
Total change in net unrealized appreciation (depreciation)		5,769,255
Net gain (loss)		9,775,100
Net increase (decrease) in net assets resulting from operations		$ 10,892,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,117,629	$ 3,341,999
Net realized gain (loss)	4,005,845	3,427,666
Change in net unrealized appreciation (depreciation)	5,769,255	(17,523,712)
Net increase (decrease) in net assets resulting from operations	10,892,729	(10,754,047)
Distributions to shareholders from net investment income	(2,782,952)	(1,835,361)
Distributions to shareholders from net realized gain	-	(302,617)
Total distributions	(2,782,952)	(2,137,978)
Share transactions - net increase (decrease)	220,191	(11,096,734)
Redemption fees	22,892	119,309
Total increase (decrease) in net assets	8,352,860	(23,869,450)

Net Assets
Beginning of period	142,702,310	166,571,760
End of period (including undistributed net investment income of $1,082,420 and undistributed net investment income of $2,747,743, respectively)	$ 151,055,170	$ 142,702,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16 H	.07	.05	.04
Net realized and unrealized gain (loss)	.60	(.70)	1.70	2.48	(5.31)
Total from investment operations	.66	(.54)	1.77	2.53	(5.27)
Distributions from net investment income	(.15)	(.08)	(.04)	(.03)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.15)	(.10)	(.07) L	(.03)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.85	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	8.09%	(6.05)%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.67% A	1.60%	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.65% A	1.56%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.62% A	1.51%	1.38%	1.39%	1.23% A
Net investment income (loss)	1.38% A	1.70% H	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,266	$ 10,260	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13 H	.06	.04	.04
Net realized and unrealized gain (loss)	.61	(.71)	1.69	2.47	(5.31)
Total from investment operations	.66	(.58)	1.75	2.51	(5.27)
Distributions from net investment income	(.13)	(.07)	(.03)	(.02)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.13)	(.08) L	(.05)	(.02)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	8.09%	(6.42)%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.93% A	1.87%	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.90% A	1.84%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.86% A	1.78%	1.62%	1.64%	1.49% A
Net investment income (loss)	1.14% A	1.42% H	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,502	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09 H	.02	.01	.02
Net realized and unrealized gain (loss)	.61	(.71)	1.68	2.48	(5.31)
Total from investment operations	.64	(.62)	1.70	2.49	(5.29)
Distributions from net investment income	(.06)	(.02)	-	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	-
Total distributions	(.06)	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	7.75%	(6.85)%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.37%	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.37% A	2.27%	2.12%	2.14%	1.99% A
Net investment income (loss)	.63% A	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 503	$ 539	$ 822	$ 782	$ 487
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08 H	.02	.01	.02
Net realized and unrealized gain (loss)	.60	(.69)	1.67	2.48	(5.31)
Total from investment operations	.63	(.61)	1.69	2.49	(5.29)
Distributions from net investment income	(.08)	(.05)	(.01)	-	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.08)	(.06) L	(.03)	-	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.79	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	7.77%	(6.79)%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.41% A	2.36%	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.40% A	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.27%	2.13%	2.14%	1.99% A
Net investment income (loss)	.64% A	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,409	$ 6,650	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18 G	.09	.07	.05
Net realized and unrealized gain (loss)	.60	(.71)	1.70	2.48	(5.31)
Total from investment operations	.67	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.17)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.17)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	8.28%	(5.91)%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.41% A	1.35%	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.40% A	1.31%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.36% A	1.25%	1.12%	1.14%	.98% A
Net investment income (loss)	1.64% A	1.95% G	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,517	$ 114,117	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.19 G	.09	.06	.05
Net realized and unrealized gain (loss)	.61	(.72)	1.70	2.49	(5.31)
Total from investment operations	.68	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.18)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.18)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	8.40%	(5.91)%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.32% A	1.26%	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.32% A	1.24%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.28% A	1.19%	1.13%	1.14%	.98% A
Net investment income (loss)	1.72% A	2.02% G	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,709	$ 7,633	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,656,295
Gross unrealized depreciation	(11,840,416)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,815,879

Tax cost	$ 139,189,718

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (7,410,645)
2017	(579,836)
2018	(3,276,010)
Total capital loss carryforward	$ (11,266,491)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,031,325 and $22,836,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,938	$ 89
Class T	.25%	.25%	8,707	68
Class B	.75%	.25%	2,594	1,961
Class C	.75%	.25%	37,205	7,362
			$ 60,444	$ 9,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,700
Class T	1,369
Class B*	1,857
Class C*	1,943
$ 7,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 14,184.30
Class T	5,438.31
Class B	772.30
Class C	10,891.29
Emerging Europe, Middle East, Africa (EMEA)	167,642.29
Institutional Class	7,764.19
	$ 206,691

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

8. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,228. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 753
Class T	1.90%	591
Class B	2.40%	40
Class C	2.40%	632
Emerging Europe, Middle East, Africa (EMEA)	1.40%	8,733
		$ 10,749

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,403 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 173,376	$ 97,896
Class T	52,030	26,168
Class B	3,592	1,907
Class C	61,819	32,267
Emerging Europe, Middle East, Africa (EMEA)	2,310,485	1,585,636
Institutional Class	181,650	91,487
Total	$ 2,782,952	$ 1,835,361
From net realized gain
Class A	$ -	$ 18,012
Class T	-	5,690
Class B	-	902
Class C	-	9,924
Emerging Europe, Middle East, Africa (EMEA)	-	253,422
Institutional Class	-	14,667
Total	$ -	$ 302,617

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	106,664	827,297	$ 917,610	$ 7,697,437
Reinvestment of distributions	16,919	10,020	134,509	92,483
Shares redeemed	(307,768)	(725,856)	(2,554,974)	(6,651,188)
Net increase (decrease)	(184,185)	111,461	$ (1,502,855)	$ 1,138,732
Class T
Shares sold	43,723	164,342	$ 370,181	$ 1,527,510
Reinvestment of distributions	6,513	3,447	51,713	31,848
Shares redeemed	(58,478)	(94,003)	(487,295)	(862,784)
Net increase (decrease)	(8,242)	73,786	$ (65,401)	$ 696,574

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	2,520	9,372	$ 21,708	$ 87,632
Reinvestment of distributions	430	285	3,432	2,673
Shares redeemed	(11,224)	(36,653)	(95,086)	(325,442)
Net increase (decrease)	(8,274)	(26,996)	$ (69,946)	$ (235,137)
Class C
Shares sold	280,052	438,284	$ 2,287,086	$ 4,066,195
Reinvestment of distributions	7,082	4,100	56,016	37,820
Shares redeemed	(137,673)	(213,656)	(1,118,796)	(1,892,778)
Net increase (decrease)	149,461	228,728	$ 1,224,306	$ 2,211,237
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,306,744	7,381,313	$ 19,711,348	$ 68,910,601
Reinvestment of distributions	276,215	187,137	2,198,675	1,730,170
Shares redeemed	(2,634,988)	(9,520,946)	(21,913,264)	(86,802,311)
Net increase (decrease)	(52,029)	(1,952,496)	$ (3,241)	$ (16,161,540)
Institutional Class
Shares sold	256,793	597,666	$ 2,151,470	$ 5,560,036
Reinvestment of distributions	5,723	1,263	45,553	11,681
Shares redeemed	(192,324)	(484,423)	(1,559,695)	(4,318,317)
Net increase (decrease)	70,192	114,506	$ 637,328	$ 1,253,400

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEMEI-USAN-0612
1.861983.103

Fidelity®

Emerging Europe,
Middle East, Africa (EMEA)

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,080.90	$ 8.54
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,080.90	$ 9.83
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.52
Class B	2.40%
Actual		$ 1,000.00	$ 1,077.50	$ 12.40
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Class C	2.40%
Actual		$ 1,000.00	$ 1,077.70	$ 12.40
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$ 1,000.00	$ 1,082.80	$ 7.25
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.32%
Actual		$ 1,000.00	$ 1,084.00	$ 6.84
Hypothetical A		$ 1,000.00	$ 1,018.30	$ 6.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
South Africa 47.1%
Russia 31.2%
Turkey 5.0%
United Arab Emirates 3.5%
Kenya 2.5%
Poland 2.4%
Nigeria 1.5%
Morocco 1.0%
Qatar 0.9%
Other* 4.9%

* Includes short-term investments and net other assets.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
South Africa 46.7%
Russia 33.6%
Turkey 5.8%
Poland 3.3%
United Arab Emirates 2.3%
Nigeria 1.6%
Morocco 1.2%
Kenya 1.2%
Qatar 1.1%
Other* 3.2%

* Includes short-term investments and net other assets.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.9
Bonds	0.6	0.7
Short-Term Investments and Net Other Assets (Liabilities)	0.7	0.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	8.0	8.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	7.4	7.9
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	6.5	5.6
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	6.3	6.0
Standard Bank Group Ltd. (South Africa, Commercial Banks)	5.0	4.3
FirstRand Ltd. (South Africa, Diversified Financial Services)	4.2	3.3
Clicks Group Ltd. (South Africa, Food & Staples Retailing)	2.8	2.9
NOVATEK OAO GDR (Russia, Oil, Gas & Consumable Fuels)	2.7	4.0
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	2.6	2.8
Vodacom Group (Pty) Ltd. (South Africa, Wireless Telecommunication Services)	2.6	3.1
	48.1
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	26.7
Financials	26.8	23.4
Telecommunication Services	13.5	14.3
Materials	10.8	14.9
Consumer Staples	10.5	9.2
Consumer Discretionary	4.1	6.3
Industrials	3.2	1.7
Health Care	1.3	0.7
Utilities	1.0	1.7
Information Technology	0.3	0.3

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Bailiwick of Jersey - 0.5%
Randgold Resources Ltd.	9,200	$ 816,705
Canada - 0.9%
Africa Oil Corp. (a)	165,000	912,073
Silver Wheaton Corp.	13,200	403,049
TOTAL CANADA		1,315,122
Cayman Islands - 0.3%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	18,000	513,000
Czech Republic - 0.7%
Philip Morris CR A/S (d)	1,700	987,528
Kenya - 2.5%
Barclays Bank of Kenya Ltd.	1,920,640	295,306
British American Tobacco Kenya Ltd.	190,700	739,893
East African Breweries Ltd.	388,906	981,024
Kenya Airways Ltd.	1,754,900	313,036
Safaricom Ltd.	26,267,959	1,041,252
Uchumi Supermarket Ltd. (a)	2,300,000	393,694
TOTAL KENYA		3,764,205
Morocco - 1.0%
Maroc Telecom SA	103,600	1,586,776
Nigeria - 1.5%
Guaranty Trust Bank PLC	3,807,451	387,518
Nigerian Breweries PLC	893,687	625,127
Skye Bank PLC	20,371,010	512,511
Zenith Bank PLC	7,548,060	679,038
TOTAL NIGERIA		2,204,194
Poland - 2.4%
Bank Polska Kasa Opieki SA	37,400	1,763,866
Eurocash SA	102,354	1,249,823
Kruk SA (a)	40,000	612,759
TOTAL POLAND		3,626,448
Qatar - 0.9%
Qatar National Bank SAQ	21,351	782,296
Vodafone Qatar QSC (a)	248,198	588,310
TOTAL QATAR		1,370,606
Russia - 28.9%
Bank St. Petersburg OJSC	120,000	285,996
Gazprom OAO	2,098,400	12,086,285
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR (United Kingdom)	153,895	$ 9,441,458
NOVATEK OAO	40,000	515,583
NOVATEK OAO GDR (Reg. S)	27,700	3,520,670
OGK-4 OJSC (a)	3,500,000	316,384
Rosneft Oil Co. OJSC	131,100	938,157
Rosneft Oil Co. OJSC GDR (Reg. S)	234,500	1,673,158
Sberbank (Savings Bank of the Russian Federation)	3,072,600	9,836,797
Sistema JSFC sponsored GDR	26,700	507,300
TNK-BP Holding (a)	915,000	2,800,048
Uralkali OJSC	236,900	1,788,506
TOTAL RUSSIA		43,710,342
South Africa - 47.1%
African Rainbow Minerals Ltd.	70,300	1,635,935
AngloGold Ashanti Ltd.	85,100	2,916,237
Aspen Pharmacare Holdings Ltd.	41,800	675,528
Aveng Ltd.	224,400	1,147,100
Cashbuild Ltd.	83,400	1,404,440
Clicks Group Ltd.	701,033	4,216,293
DRDGOLD Ltd.	948,914	646,915
Exxaro Resources Ltd.	77,100	2,051,903
FirstRand Ltd.	1,931,600	6,275,589
Harmony Gold Mining Co. Ltd.	398,900	3,876,663
Holdsport Ltd.	60,000	341,733
Kagiso Media Ltd.	63,000	157,136
Life Healthcare Group Holdings Ltd. (e)	299,200	1,034,006
Massmart Holdings Ltd. (e)	35,231	756,891
Mr Price Group Ltd.	128,700	1,740,710
MTN Group Ltd.	642,450	11,224,290
Nampak Ltd.	538,200	1,553,431
Naspers Ltd. Class N	32,000	1,927,282
Northam Platinum Ltd.	140,200	601,321
Pinnacle Technology Holdings Ltd.	200,000	408,588
Pioneer Foods Ltd.	237,900	1,833,647
Raubex Group Ltd.	1,079,300	1,992,639
RMB Holdings Ltd.	265,100	1,145,199
Sanlam Ltd.	443,400	1,906,312
Sasol Ltd.	82,100	3,901,073
Shoprite Holdings Ltd.	184,700	3,191,525
Spur Corp. Ltd.	162,800	345,359
Standard Bank Group Ltd.	513,963	7,582,573
Super Group Ltd. (a)	200,000	377,989
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group (Pty) Ltd.	279,600	$ 3,885,930
Wilson Bayly Holmes-Ovcon Ltd.	18,600	325,105
TOTAL SOUTH AFRICA		71,079,342
Turkey - 5.0%
Aygaz A/S	247,000	1,141,514
Koc Holding A/S	137,000	508,389
Tupras-Turkiye Petrol Rafinerileri A/S	28,000	584,861
Turk Telekomunikasyon A/S	397,100	1,740,279
Turkiye Garanti Bankasi A/S	973,000	3,577,450
TOTAL TURKEY		7,552,493
United Arab Emirates - 3.5%
Agthia Group PJSC	392,608	226,610
Aldar Properties PJSC (a)	1,417,210	443,728
Dubai Financial Market PJSC (a)	5,382,523	1,655,958
Emirates NBD Bank PJSC (a)	396,999	305,887
First Gulf Bank PJSC	779,396	1,909,790
National Bank of Abu Dhabi PJSC (a)	156,000	369,937
NMC Health PLC	92,300	313,856
TOTAL UNITED ARAB EMIRATES		5,225,766
United Kingdom - 0.8%
Ophir Energy PLC	70,500	660,253
Tullow Oil PLC	25,100	624,949
TOTAL UNITED KINGDOM		1,285,202
Zambia - 0.4%
Zambeef Products PLC	997,525	532,013
TOTAL COMMON STOCKS (Cost $132,654,380)		145,569,742
Nonconvertible Preferred Stocks - 2.3%

Russia - 2.3%
Surgutneftegaz JSC (Cost $2,724,197)	5,308,600	3,535,693
Nonconvertible Bonds - 0.3%
		Principal Amount	Value
Multi-National - 0.3%
International Bank for Reconstruction & Development 8.2% 12/12/12 (Cost $511,213)	NGN	80,000,000	$ 487,166
Government Obligations - 0.3%

Ghana - 0.3%
Ghana Republic 14.99% 3/11/13 (Cost $672,328)	GHS	950,000	504,877
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	1,295,619	1,295,619
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	612,500	612,500
TOTAL MONEY MARKET FUNDS (Cost $1,908,119)		1,908,119
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $138,470,237)		152,005,597
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(950,427)
NET ASSETS - 100%		$ 151,055,170
Currency Abbreviations
GHS	-	Ghana Cedi
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 866
Fidelity Securities Lending Cash Central Fund	2,228
Total	$ 3,094
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,294,649	$ 6,294,649	$ -	$ -
Consumer Staples	15,734,068	15,734,068	-	-
Energy	41,707,261	37,806,188	3,901,073	-
Financials	39,715,751	39,715,751	-	-
Health Care	2,023,390	2,023,390	-	-
Industrials	4,899,028	4,899,028	-	-
Information Technology	408,588	408,588	-	-
Materials	16,290,665	8,034,145	8,256,520	-
Telecommunication Services	20,574,137	20,574,137	-	-
Utilities	1,457,898	1,457,898	-	-
Corporate Bonds	487,166	-	487,166	-
Government Obligations	504,877	-	504,877	-
Money Market Funds	1,908,119	1,908,119	-	-
Total Investments in Securities:	$ 152,005,597	$ 138,855,961	$ 13,149,636	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $580,879) - See accompanying schedule: Unaffiliated issuers (cost $136,562,118)	$ 150,097,478
Fidelity Central Funds (cost $1,908,119)	1,908,119
Total Investments (cost $138,470,237)		$ 152,005,597
Foreign currency held at value (cost $22,778)		22,778
Receivable for investments sold Regular delivery		256,687
Delayed delivery		172,470
Receivable for fund shares sold		188,020
Dividends receivable		608,325
Interest receivable		25,657
Distributions receivable from Fidelity Central Funds		2,420
Prepaid expenses		179
Receivable from investment adviser for expense reductions		10,749
Other receivables		16,672
Total assets		153,309,554

Liabilities
Payable to custodian bank	$ 27,272
Payable for investments purchased Regular delivery	650,077
Delayed delivery	324,678
Payable for fund shares redeemed	413,864
Accrued management fee	100,960
Distribution and service plan fees payable	10,886
Other affiliated payables	42,702
Other payables and accrued expenses	71,445
Collateral on securities loaned, at value	612,500
Total liabilities		2,254,384

Net Assets		$ 151,055,170
Net Assets consist of:
Paid in capital		$ 144,429,888
Undistributed net investment income		1,082,420
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,996,049)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,538,911
Net Assets		$ 151,055,170

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,266,201 ÷ 1,046,724 shares)	$ 8.85

Maximum offering price per share (100/94.25 of $8.85)	$ 9.39
Class T: Net Asset Value and redemption price per share ($3,651,238 ÷ 413,253 shares)	$ 8.84

Maximum offering price per share (100/96.50 of $8.84)	$ 9.16
Class B: Net Asset Value and offering price per share ($503,429 ÷ 56,777 shares)A	$ 8.87

Class C: Net Asset Value and offering price per share ($8,408,575 ÷ 956,733 shares)A	$ 8.79

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($120,516,775 ÷ 13,580,367 shares)	$ 8.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,708,952 ÷ 981,679 shares)	$ 8.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 2,189,221
Interest		62,167
Income from Fidelity Central Funds		3,094
Income before foreign taxes withheld		2,254,482
Less foreign taxes withheld		(101,420)
Total income		2,153,062

Expenses
Management fee	$ 579,386
Transfer agent fees	206,691
Distribution and service plan fees	60,444
Accounting and security lending fees	37,145
Custodian fees and expenses	80,777
Independent trustees' compensation	427
Registration fees	73,740
Audit	31,878
Legal	293
Miscellaneous	804
Total expenses before reductions	1,071,585
Expense reductions	(36,152)	1,035,433
Net investment income (loss)		1,117,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,012,003
Foreign currency transactions	(6,158)
Total net realized gain (loss)		4,005,845
Change in net unrealized appreciation (depreciation) on: Investment securities	5,763,245
Assets and liabilities in foreign currencies	6,010
Total change in net unrealized appreciation (depreciation)		5,769,255
Net gain (loss)		9,775,100
Net increase (decrease) in net assets resulting from operations		$ 10,892,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,117,629	$ 3,341,999
Net realized gain (loss)	4,005,845	3,427,666
Change in net unrealized appreciation (depreciation)	5,769,255	(17,523,712)
Net increase (decrease) in net assets resulting from operations	10,892,729	(10,754,047)
Distributions to shareholders from net investment income	(2,782,952)	(1,835,361)
Distributions to shareholders from net realized gain	-	(302,617)
Total distributions	(2,782,952)	(2,137,978)
Share transactions - net increase (decrease)	220,191	(11,096,734)
Redemption fees	22,892	119,309
Total increase (decrease) in net assets	8,352,860	(23,869,450)

Net Assets
Beginning of period	142,702,310	166,571,760
End of period (including undistributed net investment income of $1,082,420 and undistributed net investment income of $2,747,743, respectively)	$ 151,055,170	$ 142,702,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 8.97	$ 7.26	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.16 H	.07	.05	.04
Net realized and unrealized gain (loss)	.60	(.70)	1.70	2.48	(5.31)
Total from investment operations	.66	(.54)	1.77	2.53	(5.27)
Distributions from net investment income	(.15)	(.08)	(.04)	(.03)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.15)	(.10)	(.07) L	(.03)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.85	$ 8.34	$ 8.97	$ 7.26	$ 4.75
Total Return B,C,D	8.09%	(6.05)%	24.66%	53.78%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.67% A	1.60%	1.69%	1.87%	2.50% A
Expenses net of fee waivers, if any	1.65% A	1.56%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.62% A	1.51%	1.38%	1.39%	1.23% A
Net investment income (loss)	1.38% A	1.70% H	.95%	.84%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,266	$ 10,260	$ 10,045	$ 4,817	$ 1,368
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.07 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.96	$ 7.25	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13 H	.06	.04	.04
Net realized and unrealized gain (loss)	.61	(.71)	1.69	2.47	(5.31)
Total from investment operations	.66	(.58)	1.75	2.51	(5.27)
Distributions from net investment income	(.13)	(.07)	(.03)	(.02)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.13)	(.08) L	(.05)	(.02)	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.84	$ 8.31	$ 8.96	$ 7.25	$ 4.75
Total Return B,C,D	8.09%	(6.42)%	24.44%	53.20%	(52.50)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.93% A	1.87%	1.95%	2.15%	2.78% A
Expenses net of fee waivers, if any	1.90% A	1.84%	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.86% A	1.78%	1.62%	1.64%	1.49% A
Net investment income (loss)	1.14% A	1.42% H	.70%	.59%	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,651	$ 3,502	$ 3,114	$ 1,560	$ 568
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 8.93	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09 H	.02	.01	.02
Net realized and unrealized gain (loss)	.61	(.71)	1.68	2.48	(5.31)
Total from investment operations	.64	(.62)	1.70	2.49	(5.29)
Distributions from net investment income	(.06)	(.02)	-	-	-
Distributions from net realized gain	-	(.01)	(.01)	-	-
Total distributions	(.06)	(.03)	(.01)	-	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.29	$ 8.93	$ 7.23	$ 4.73
Total Return B,C,D	7.75%	(6.85)%	23.72%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.37%	2.47%	2.68%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.37% A	2.27%	2.12%	2.14%	1.99% A
Net investment income (loss)	.63% A	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 503	$ 539	$ 822	$ 782	$ 487
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.90	$ 7.23	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.08 H	.02	.01	.02
Net realized and unrealized gain (loss)	.60	(.69)	1.67	2.48	(5.31)
Total from investment operations	.63	(.61)	1.69	2.49	(5.29)
Distributions from net investment income	(.08)	(.05)	(.01)	-	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.08)	(.06) L	(.03)	-	-
Redemption fees added to paid in capital E	- K	.01	.01	.01	.02
Net asset value, end of period	$ 8.79	$ 8.24	$ 8.90	$ 7.23	$ 4.73
Total Return B,C,D	7.77%	(6.79)%	23.61%	52.85%	(52.70)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.41% A	2.36%	2.45%	2.61%	3.28% A
Expenses net of fee waivers, if any	2.40% A	2.33%	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.36% A	2.27%	2.13%	2.14%	1.99% A
Net investment income (loss)	.64% A	.93% H	.20%	.09%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,409	$ 6,650	$ 5,151	$ 2,677	$ 741
Portfolio turnover rate G	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the period May 8, 2008 (commencement of operations) to October 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.18 G	.09	.07	.05
Net realized and unrealized gain (loss)	.60	(.71)	1.70	2.48	(5.31)
Total from investment operations	.67	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.17)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.17)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	8.28%	(5.91)%	24.92%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.41% A	1.35%	1.45%	1.61%	2.19% A
Expenses net of fee waivers, if any	1.40% A	1.31%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.36% A	1.25%	1.12%	1.14%	.98% A
Net investment income (loss)	1.64% A	1.95% G	1.21%	1.09%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120,517	$ 114,117	$ 140,270	$ 104,141	$ 32,535
Portfolio turnover rate F	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.51%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 9.00	$ 7.28	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.19 G	.09	.06	.05
Net realized and unrealized gain (loss)	.61	(.72)	1.70	2.49	(5.31)
Total from investment operations	.68	(.53)	1.79	2.55	(5.26)
Distributions from net investment income	(.18)	(.09)	(.05)	(.04)	-
Distributions from net realized gain	-	(.02)	(.02)	-	-
Total distributions	(.18)	(.11)	(.08) K	(.04)	-
Redemption fees added to paid in capital D	- J	.01	.01	.01	.02
Net asset value, end of period	$ 8.87	$ 8.37	$ 9.00	$ 7.28	$ 4.76
Total Return B,C	8.40%	(5.91)%	24.95%	54.15%	(52.40)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.32% A	1.26%	1.34%	1.60%	2.12% A
Expenses net of fee waivers, if any	1.32% A	1.24%	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.28% A	1.19%	1.13%	1.14%	.98% A
Net investment income (loss)	1.72% A	2.02% G	1.20%	1.09%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,709	$ 7,633	$ 7,171	$ 4,235	$ 2,695
Portfolio turnover rate F	29% A	53%	96%	58%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.58%.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 24,656,295
Gross unrealized depreciation	(11,840,416)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,815,879

Tax cost	$ 139,189,718

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (7,410,645)
2017	(579,836)
2018	(3,276,010)
Total capital loss carryforward	$ (11,266,491)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,031,325 and $22,836,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,938	$ 89
Class T	.25%	.25%	8,707	68
Class B	.75%	.25%	2,594	1,961
Class C	.75%	.25%	37,205	7,362
			$ 60,444	$ 9,480

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,700
Class T	1,369
Class B*	1,857
Class C*	1,943
$ 7,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 14,184.30
Class T	5,438.31
Class B	772.30
Class C	10,891.29
Emerging Europe, Middle East, Africa (EMEA)	167,642.29
Institutional Class	7,764.19
	$ 206,691

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,228. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 753
Class T	1.90%	591
Class B	2.40%	40
Class C	2.40%	632
Emerging Europe, Middle East, Africa (EMEA)	1.40%	8,733
		$ 10,749

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,403 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 173,376	$ 97,896
Class T	52,030	26,168
Class B	3,592	1,907
Class C	61,819	32,267
Emerging Europe, Middle East, Africa (EMEA)	2,310,485	1,585,636
Institutional Class	181,650	91,487
Total	$ 2,782,952	$ 1,835,361
From net realized gain
Class A	$ -	$ 18,012
Class T	-	5,690
Class B	-	902
Class C	-	9,924
Emerging Europe, Middle East, Africa (EMEA)	-	253,422
Institutional Class	-	14,667
Total	$ -	$ 302,617

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	106,664	827,297	$ 917,610	$ 7,697,437
Reinvestment of distributions	16,919	10,020	134,509	92,483
Shares redeemed	(307,768)	(725,856)	(2,554,974)	(6,651,188)
Net increase (decrease)	(184,185)	111,461	$ (1,502,855)	$ 1,138,732
Class T
Shares sold	43,723	164,342	$ 370,181	$ 1,527,510
Reinvestment of distributions	6,513	3,447	51,713	31,848
Shares redeemed	(58,478)	(94,003)	(487,295)	(862,784)
Net increase (decrease)	(8,242)	73,786	$ (65,401)	$ 696,574

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	2,520	9,372	$ 21,708	$ 87,632
Reinvestment of distributions	430	285	3,432	2,673
Shares redeemed	(11,224)	(36,653)	(95,086)	(325,442)
Net increase (decrease)	(8,274)	(26,996)	$ (69,946)	$ (235,137)
Class C
Shares sold	280,052	438,284	$ 2,287,086	$ 4,066,195
Reinvestment of distributions	7,082	4,100	56,016	37,820
Shares redeemed	(137,673)	(213,656)	(1,118,796)	(1,892,778)
Net increase (decrease)	149,461	228,728	$ 1,224,306	$ 2,211,237
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,306,744	7,381,313	$ 19,711,348	$ 68,910,601
Reinvestment of distributions	276,215	187,137	2,198,675	1,730,170
Shares redeemed	(2,634,988)	(9,520,946)	(21,913,264)	(86,802,311)
Net increase (decrease)	(52,029)	(1,952,496)	$ (3,241)	$ (16,161,540)
Institutional Class
Shares sold	256,793	597,666	$ 2,151,470	$ 5,560,036
Reinvestment of distributions	5,723	1,263	45,553	11,681
Shares redeemed	(192,324)	(484,423)	(1,559,695)	(4,318,317)
Net increase (decrease)	70,192	114,506	$ 637,328	$ 1,253,400

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EME-USAN-0612
1.861974.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.41%
Actual		$ 1,000.00	$ 1,029.30	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.07
Class T	1.68%
Actual		$ 1,000.00	$ 1,028.60	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.42
Class B	2.16%
Actual		$ 1,000.00	$ 1,025.10	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Class C	2.16%
Actual		$ 1,000.00	$ 1,025.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
International Value	1.10%
Actual		$ 1,000.00	$ 1,029.90	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,031.80	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 27.4%
Japan 22.7%
Germany 10.3%
Switzerland 9.7%
Australia 7.5%
France 7.4%
Netherlands 3.5%
Italy 2.7%
Spain 1.8%
Other * 7.0%

* Includes short-term investments and net other assets (liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 27.1%
Japan 21.8%
Germany 10.6%
France 8.5%
Switzerland 7.6%
Australia 6.3%
Norway 2.9%
Netherlands 2.8%
Italy 2.7%
Other * 9.7%

* Includes short-term investments and net other assets (liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.9	0.8
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	5.1	5.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.5	3.5
Sanofi SA (France, Pharmaceuticals)	3.2	2.9
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	2.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	3.5
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	1.9
Commonwealth Bank of Australia (Australia, Commercial Banks)	2.3	2.9
Nestle SA (Switzerland, Food Products)	2.1	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.1	0.8
	29.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.1
Health Care	13.2	11.7
Energy	11.8	13.2
Consumer Staples	9.1	9.1
Consumer Discretionary	9.0	7.5
Industrials	7.5	6.4
Utilities	7.1	7.8
Telecommunication Services	7.0	11.6
Materials	5.0	5.1
Information Technology	2.7	2.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 7.5%
Australia & New Zealand Banking Group Ltd.	140,603	$ 3,502,510
Commonwealth Bank of Australia	63,465	3,436,309
Origin Energy Ltd.	42,091	581,484
Sydney Airport unit	264,603	802,219
Telstra Corp. Ltd.	280,351	1,033,976
Transurban Group unit	61,346	375,171
Westfield Group unit	136,750	1,316,450
TOTAL AUSTRALIA		11,048,119
Bailiwick of Jersey - 0.7%
Wolseley PLC	27,635	1,050,938
Bermuda - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	148,000	878,426
France - 7.4%
Atos Origin SA	17,635	1,135,861
BNP Paribas SA	37,793	1,518,422
Euler Hermes SA	6,117	433,307
GDF Suez (d)	42,500	978,387
Pernod Ricard SA	8,000	830,393
PPR SA (d)	5,625	940,849
Sanofi SA	62,224	4,753,142
Societe Generale Series A	15,000	354,646
TOTAL FRANCE		10,945,007
Germany - 8.9%
Aareal Bank AG (a)	16,284	314,190
Allianz AG	21,906	2,441,150
BASF AG (d)	11,996	987,596
Bayer AG (d)	41,390	2,915,487
Daimler AG (Germany)	32,619	1,803,456
Deutsche Boerse AG	11,300	709,503
Deutsche Post AG	55,334	1,032,841
Metro AG	13,500	435,613
RWE AG	32,800	1,410,085
Siemens AG	11,832	1,098,334
TOTAL GERMANY		13,148,255
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	53,000	704,968
Henderson Land Development Co. Ltd.	42,000	239,268
TOTAL HONG KONG		944,236
Common Stocks - continued
	Shares	Value
Italy - 2.7%
ENI SpA	127,600	$ 2,835,463
Fiat Industrial SpA	37,900	429,974
Intesa Sanpaolo SpA	472,020	714,215
TOTAL ITALY		3,979,652
Japan - 22.7%
Aeon Credit Service Co. Ltd.	44,200	770,558
Air Water, Inc.	93,000	1,172,362
Aozora Bank Ltd.	409,000	1,049,062
Astellas Pharma, Inc.	37,600	1,524,986
Canon, Inc.	22,600	1,024,474
Chubu Electric Power Co., Inc.	41,700	682,960
Credit Saison Co. Ltd.	39,500	847,764
Denso Corp.	38,700	1,251,454
Fanuc Corp.	4,400	742,109
Hitachi Ltd.	188,000	1,197,493
Honda Motor Co. Ltd.	76,000	2,735,350
INPEX Corp.	110	726,322
Itochu Corp.	116,400	1,317,057
Japan Retail Fund Investment Corp.	589	939,178
Japan Tobacco, Inc.	410	2,271,414
JSR Corp.	57,400	1,132,932
JX Holdings, Inc.	200	1,128
Mitsubishi Corp.	73,400	1,590,822
Nippon Telegraph & Telephone Corp.	39,500	1,787,315
Obic Co. Ltd.	2,840	598,644
ORIX Corp.	6,330	605,254
Santen Pharmaceutical Co. Ltd.	23,500	983,512
Seven & i Holdings Co., Ltd.	58,500	1,770,917
Seven Bank Ltd.	328,000	810,457
Sumitomo Mitsui Financial Group, Inc.	85,300	2,729,667
Sumitomo Realty & Development Co. Ltd.	34,000	810,840
Toray Industries, Inc.	153,000	1,176,386
Toyo Suisan Kaisha Ltd.	17,000	436,438
USS Co. Ltd.	8,310	842,996
TOTAL JAPAN		33,529,851
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	131,353	927,462
Netherlands - 3.5%
AEGON NV	97,100	451,703
HeidelbergCement Finance AG (d)	18,000	989,713
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	150,182	$ 1,059,595
Koninklijke KPN NV	62,785	563,601
Koninklijke Philips Electronics NV	43,300	861,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,131	1,169,222
TOTAL NETHERLANDS		5,095,589
Norway - 1.2%
Orkla ASA (A Shares)	109,700	805,933
Telenor ASA	49,800	915,534
TOTAL NORWAY		1,721,467
Singapore - 1.6%
Singapore Telecommunications Ltd.	322,000	811,732
United Overseas Bank Ltd.	98,480	1,531,725
TOTAL SINGAPORE		2,343,457
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	200,114	1,350,770
Red Electrica Corporacion SA	5,200	226,407
Repsol YPF SA	54,393	1,040,479
TOTAL SPAIN		2,617,656
Sweden - 0.8%
Svenska Handelsbanken AB (A Shares)	35,800	1,160,174
Switzerland - 9.7%
Nestle SA	51,690	3,166,728
Roche Holding AG (participation certificate)	30,340	5,542,804
Syngenta AG (Switzerland)	4,885	1,713,244
Transocean Ltd. (Switzerland)	9,912	494,754
UBS AG (NY Shares)	97,541	1,206,582
Zurich Financial Services AG	9,011	2,204,222
TOTAL SWITZERLAND		14,328,334
United Kingdom - 27.4%
Aegis Group PLC	245,827	709,026
Barclays PLC	417,806	1,479,361
BP PLC sponsored ADR	99,635	4,325,155
British American Tobacco PLC (United Kingdom)	24,947	1,279,678
British Land Co. PLC	66,300	526,651
Bunzl PLC	56,086	931,270
Centrica PLC	238,084	1,185,966
Compass Group PLC	138,300	1,445,617
GlaxoSmithKline PLC sponsored ADR	79,285	3,665,346
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	69,866	$ 3,155,847
Imperial Tobacco Group PLC	29,468	1,178,519
International Power PLC	154,613	1,046,471
National Grid PLC	258,700	2,793,925
Next PLC	12,800	608,520
Prudential PLC	122,494	1,501,460
Reed Elsevier PLC	105,897	876,412
Royal Dutch Shell PLC Class A sponsored ADR	104,829	7,499,470
Scottish & Southern Energy PLC	51,571	1,105,742
Vodafone Group PLC	42,300	117,099
Vodafone Group PLC sponsored ADR	178,466	4,966,709
TOTAL UNITED KINGDOM		40,398,244
TOTAL COMMON STOCKS (Cost $148,233,213)		144,116,867
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Hugo Boss AG (non-vtg.)	6,117	682,716
ProSiebenSat.1 Media AG	27,280	692,652
Volkswagen AG	3,427	649,196
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,892,138)		2,024,564
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.14% (b)	709,273	709,273
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,385,196	7,385,196
TOTAL MONEY MARKET FUNDS (Cost $8,094,469)		8,094,469
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $158,219,820)		154,235,900
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(6,742,589)
NET ASSETS - 100%		$ 147,493,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 177
Fidelity Securities Lending Cash Central Fund	90,253
Total	$ 90,430
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,238,244	$ 7,532,032	$ 5,706,212	$ -
Consumer Staples	13,466,384	6,538,715	6,927,669	-
Energy	17,504,255	13,941,342	3,562,913	-
Financials	39,875,808	26,820,909	13,054,899	-
Health Care	19,385,277	12,123,637	7,261,640	-
Industrials	11,038,423	5,428,346	5,610,077	-
Information Technology	3,956,472	1,135,861	2,820,611	-
Materials	7,172,233	1,977,309	5,194,924	-
Telecommunication Services	10,195,966	8,291,552	1,904,414	-
Utilities	10,308,369	6,831,484	3,476,885	-
Money Market Funds	8,094,469	8,094,469	-	-
Total Investments in Securities:	$ 154,235,900	$ 98,715,656	$ 55,520,244	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,022,563) - See accompanying schedule: Unaffiliated issuers (cost $150,125,351)	$ 146,141,431
Fidelity Central Funds (cost $8,094,469)	8,094,469
Total Investments (cost $158,219,820)		$ 154,235,900
Foreign currency held at value (cost $154,522)		154,522
Receivable for investments sold		2,154,039
Receivable for fund shares sold		95,222
Dividends receivable		1,083,760
Distributions receivable from Fidelity Central Funds		31,937
Prepaid expenses		188
Other receivables		18,467
Total assets		157,774,035

Liabilities
Payable for investments purchased	$ 2,455,522
Payable for fund shares redeemed	260,444
Accrued management fee	84,088
Distribution and service plan fees payable	4,433
Other affiliated payables	37,939
Other payables and accrued expenses	53,102
Collateral on securities loaned, at value	7,385,196
Total liabilities		10,280,724

Net Assets		$ 147,493,311
Net Assets consist of:
Paid in capital		$ 273,993,755
Undistributed net investment income		1,773,441
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,322,023)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,951,862)
Net Assets		$ 147,493,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,460,665 ÷ 638,374 shares)	$ 6.99

Maximum offering price per share (100/94.25 of $6.99)	$ 7.42
Class T: Net Asset Value and redemption price per share ($2,414,195 ÷ 345,590 shares)	$ 6.99

Maximum offering price per share (100/96.50 of $6.99)	$ 7.24
Class B: Net Asset Value and offering price per share ($848,761 ÷ 120,999 shares)A	$ 7.01

Class C: Net Asset Value and offering price per share ($2,175,340 ÷ 310,779 shares)A	$ 7.00

International Value: Net Asset Value, offering price and redemption price per share ($137,241,724 ÷ 19,654,934 shares)	$ 6.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,626 ÷ 50,406 shares)	$ 7.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 3,472,972
Income from Fidelity Central Funds		90,430
Income before foreign taxes withheld		3,563,402
Less foreign taxes withheld		(284,722)
Total income		3,278,680

Expenses
Management fee Basic fee	$ 543,618
Performance adjustment	(54,084)
Transfer agent fees	189,891
Distribution and service plan fees	26,441
Accounting and security lending fees	40,494
Custodian fees and expenses	55,745
Independent trustees' compensation	471
Registration fees	37,024
Audit	30,908
Legal	358
Miscellaneous	858
Total expenses before reductions	871,724
Expense reductions	(33,680)	838,044
Net investment income (loss)		2,440,636
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,696,875)
Foreign currency transactions	(34,325)
Total net realized gain (loss)		(5,731,200)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,584,694
Assets and liabilities in foreign currencies	21,538
Total change in net unrealized appreciation (depreciation)		7,606,232
Net gain (loss)		1,875,032
Net increase (decrease) in net assets resulting from operations		$ 4,315,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,440,636	$ 5,953,007
Net realized gain (loss)	(5,731,200)	(31,214,422)
Change in net unrealized appreciation (depreciation)	7,606,232	(382,882)
Net increase (decrease) in net assets resulting from operations	4,315,668	(25,644,297)
Distributions to shareholders from net investment income	(5,463,877)	(4,441,935)
Distributions to shareholders from net realized gain	-	(710,581)
Total distributions	(5,463,877)	(5,152,516)
Share transactions - net increase (decrease)	(12,944,348)	18,454,243
Redemption fees	1,329	3,151
Total increase (decrease) in net assets	(14,091,228)	(12,339,419)

Net Assets
Beginning of period	161,584,539	173,923,958
End of period (including undistributed net investment income of $1,773,441 and undistributed net investment income of $4,796,681, respectively)	$ 147,493,311	$ 161,584,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Income from Investment Operations
Net investment income (loss) E	.10	.22	.15	.12	.21	.18
Net realized and unrealized gain (loss)	.09	(1.19)	.44	1.78	(6.53)	2.29
Total from investment operations	.19	(.97)	.59	1.90	(6.32)	2.47
Distributions from net investment income	(.22)	(.19)	(.11)	(.08)	(.15)	(.03)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.22)	(.23) J	(.12)	(.08)	(.77)	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02
Total Return B,C,D	2.93%	(12.19)%	7.60%	32.71%	(51.50)%	23.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.36%	1.40%	1.34%	1.42%	1.38%
Expenses net of fee waivers, if any	1.41% A	1.36%	1.40%	1.34%	1.42%	1.38%
Expenses net of all reductions	1.36% A	1.34%	1.38%	1.32%	1.41%	1.37%
Net investment income (loss)	2.91% A	2.79%	1.93%	1.86%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,461	$ 4,668	$ 4,699	$ 4,456	$ 2,854	$ 6,052
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.09	.20	.13	.10	.18	.15
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.77	(6.50)	2.29
Total from investment operations	.19	(.99)	.57	1.87	(6.32)	2.44
Distributions from net investment income	(.20)	(.17)	(.09)	(.05)	(.14)	(.02)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.20)	(.21) J	(.10)	(.05)	(.76)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99
Total Return B,C,D	2.86%	(12.42)%	7.32%	32.14%	(51.60)%	23.13%
Ratios to Average Net Assets F,H
Expenses before reductions	1.68% A	1.63%	1.67%	1.60%	1.67%	1.60%
Expenses net of fee waivers, if any	1.68% A	1.62%	1.67%	1.60%	1.67%	1.60%
Expenses net of all reductions	1.64% A	1.60%	1.65%	1.59%	1.66%	1.58%
Net investment income (loss)	2.63% A	2.52%	1.65%	1.59%	1.80%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,414	$ 2,468	$ 2,276	$ 2,395	$ 2,087	$ 5,081
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.07	.17	.09	.07	.13	.09
Net realized and unrealized gain (loss)	.10	(1.20)	.44	1.79	(6.48)	2.29
Total from investment operations	.17	(1.03)	.53	1.86	(6.35)	2.38
Distributions from net investment income	(.16)	(.13)	(.06)	-	(.08)	-
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.01)
Total distributions	(.16)	(.17) J	(.07)	-	(.70)	(.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.01	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93
Total Return B ,C,D	2.51%	(12.88)%	6.82%	31.63%	(51.85)%	22.59%
Ratios to Average Net Assets F,H
Expenses before reductions	2.16% A	2.11%	2.15%	2.08%	2.18%	2.10%
Expenses net of fee waivers, if any	2.16% A	2.11%	2.15%	2.08%	2.18%	2.10%
Expenses net of all reductions	2.11% A	2.09%	2.13%	2.07%	2.17%	2.08%
Net investment income (loss)	2.16% A	2.04%	1.18%	1.11%	1.29%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 849	$ 901	$ 1,216	$ 1,076	$ 931	$ 2,651
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.07	.16	.09	.07	.13	.09
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.78	(6.47)	2.29
Total from investment operations	.17	(1.03)	.53	1.85	(6.34)	2.38
Distributions from net investment income	(.17)	(.14)	(.05)	-	(.08)	-
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.17)	(.17)	(.06)	-	(.70)	(.02)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92
Total Return B,C,D	2.56%	(12.84)%	6.84%	31.46%	(51.80)%	22.56%
Ratios to Average Net Assets F,H
Expenses before reductions	2.16% A	2.12%	2.15%	2.08%	2.17%	2.07%
Expenses net of fee waivers, if any	2.16% A	2.11%	2.15%	2.08%	2.17%	2.07%
Expenses net of all reductions	2.11% A	2.09%	2.13%	2.06%	2.16%	2.05%
Net investment income (loss)	2.16% A	2.04%	1.18%	1.12%	1.30%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,175	$ 2,108	$ 2,123	$ 2,108	$ 1,784	$ 5,996
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.11	.25	.17	.13	.24	.22
Net realized and unrealized gain (loss)	.09	(1.20)	.44	1.78	(6.54)	2.29
Total from investment operations	.20	(.95)	.61	1.91	(6.30)	2.51
Distributions from net investment income	(.25)	(.22)	(.13)	(.11)	(.19)	(.04)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.25)	(.25)	(.13) I	(.11)	(.81)	(.06)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 6.98	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06
Total Return B,C	2.99%	(11.91)%	7.95%	33.09%	(51.34)%	23.81%
Ratios to Average Net Assets E,G
Expenses before reductions	1.10% A	1.04%	1.09%	1.07%	1.10%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.03%	1.09%	1.07%	1.10%	1.03%
Expenses net of all reductions	1.05% A	1.01%	1.08%	1.06%	1.09%	1.02%
Net investment income (loss)	3.22% A	3.11%	2.23%	2.12%	2.37%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,242	$ 150,967	$ 163,090	$ 180,447	$ 160,777	$ 381,148
Portfolio turnover rate F	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.11	.25	.18	.14	.25	.22
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.78	(6.54)	2.30
Total from investment operations	.21	(.94)	.62	1.92	(6.29)	2.52
Distributions from net investment income	(.25)	(.22)	(.14)	(.12)	(.20)	(.04)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.25)	(.26) J	(.14) I	(.12)	(.82)	(.06)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07
Total Return B,C	3.18%	(11.83)%	8.05%	33.06%	(51.27)%	23.91%
Ratios to Average Net Assets E,G
Expenses before reductions	1.07% A	.98%	.98%	.93%	1.02%	.98%
Expenses net of fee waivers, if any	1.07% A	.98%	.98%	.93%	1.02%	.98%
Expenses net of all reductions	1.02% A	.96%	.97%	.92%	1.01%	.96%
Net investment income (loss)	3.25% A	3.17%	2.34%	2.26%	2.45%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 473	$ 519	$ 814	$ 1,052	$ 3,965
Portfolio turnover rate F	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,040,708
Gross unrealized depreciation	(14,364,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ (5,323,347)

Tax cost	$ 159,559,247

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,089,067)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (117,406,155)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,693,788 and $83,825,862, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,619	$ 77
Class T	.25%	.25%	5,956	50
Class B	.75%	.25%	4,322	3,251
Class C	.75%	.25%	10,544	2,769
			$ 26,441	$ 6,147

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,322
Class T	718
Class B*	1,679
Class C*	481
$ 4,200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,823.30
Class T	3,898.33
Class B	1,315.30
Class C	3,216.31
International Value	174,206.24
Institutional Class	433.21
	$ 189,891

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $233 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90,253. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,680 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 143,989	$ 109,917
Class T	67,838	48,265
Class B	19,758	18,831
Class C	50,970	34,950
International Value	5,163,324	4,218,039
Institutional Class	17,998	11,933
Total	$ 5,463,877	$ 4,441,935
From net realized gain
Class A	$ -	$ 19,461
Class T	-	9,435
Class B	-	4,893
Class C	-	8,796
International Value	-	666,153
Institutional Class	-	1,843
Total	$ -	$ 710,581

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	105,682	297,051	$ 724,719	$ 2,472,449
Reinvestment of distributions	19,578	14,168	128,823	113,424
Shares redeemed	(152,008)	(217,894)	(1,041,717)	(1,776,674)
Net increase (decrease)	(26,748)	93,325	$ (188,175)	$ 809,199
Class T
Shares sold	41,061	184,684	$ 274,896	$ 1,564,957
Reinvestment of distributions	10,069	7,104	66,355	56,884
Shares redeemed	(58,016)	(116,856)	(391,300)	(949,653)
Net increase (decrease)	(6,886)	74,932	$ (50,049)	$ 672,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	2,337	10,615	$ 15,632	$ 84,177
Reinvestment of distributions	2,474	2,474	16,400	19,918
Shares redeemed	(12,528)	(32,689)	(86,326)	(270,345)
Net increase (decrease)	(7,717)	(19,600)	$ (54,294)	$ (166,250)
Class C
Shares sold	45,129	94,118	$ 308,745	$ 764,274
Reinvestment of distributions	6,699	4,468	44,283	35,965
Shares redeemed	(42,179)	(56,323)	(287,656)	(453,389)
Net increase (decrease)	9,649	42,263	$ 65,372	$ 346,850
International Value
Shares sold	1,162,890	9,000,450	$ 7,893,827	$ 76,813,955
Reinvestment of distributions	762,294	587,427	5,008,269	4,695,920
Shares redeemed	(3,757,243)	(7,927,908)	(25,506,869)	(64,758,392)
Net increase (decrease)	(1,832,059)	1,659,969	$ (12,604,773)	$ 16,751,483
Institutional Class
Shares sold	7,780	19,868	$ 52,723	$ 168,608
Reinvestment of distributions	1,234	395	8,117	3,160
Shares redeemed	(25,804)	(16,071)	(173,269)	(130,995)
Net increase (decrease)	(16,790)	4,192	$ (112,429)	$ 40,773
11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 18% and 19%, respectively, of the total outstanding shares of the Fund.

The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIV-USAN-0612
1.827499.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Value

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.41%
Actual		$ 1,000.00	$ 1,029.30	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.07
Class T	1.68%
Actual		$ 1,000.00	$ 1,028.60	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.42
Class B	2.16%
Actual		$ 1,000.00	$ 1,025.10	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Class C	2.16%
Actual		$ 1,000.00	$ 1,025.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
International Value	1.10%
Actual		$ 1,000.00	$ 1,029.90	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,031.80	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 27.4%
Japan 22.7%
Germany 10.3%
Switzerland 9.7%
Australia 7.5%
France 7.4%
Netherlands 3.5%
Italy 2.7%
Spain 1.8%
Other * 7.0%

* Includes short-term investments and net other assets (liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 27.1%
Japan 21.8%
Germany 10.6%
France 8.5%
Switzerland 7.6%
Australia 6.3%
Norway 2.9%
Netherlands 2.8%
Italy 2.7%
Other * 9.7%

* Includes short-term investments and net other assets (liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.9	0.8
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	5.1	5.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.5	3.5
Sanofi SA (France, Pharmaceuticals)	3.2	2.9
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	2.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	3.5
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	1.9
Commonwealth Bank of Australia (Australia, Commercial Banks)	2.3	2.9
Nestle SA (Switzerland, Food Products)	2.1	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.1	0.8
	29.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.1
Health Care	13.2	11.7
Energy	11.8	13.2
Consumer Staples	9.1	9.1
Consumer Discretionary	9.0	7.5
Industrials	7.5	6.4
Utilities	7.1	7.8
Telecommunication Services	7.0	11.6
Materials	5.0	5.1
Information Technology	2.7	2.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 7.5%
Australia & New Zealand Banking Group Ltd.	140,603	$ 3,502,510
Commonwealth Bank of Australia	63,465	3,436,309
Origin Energy Ltd.	42,091	581,484
Sydney Airport unit	264,603	802,219
Telstra Corp. Ltd.	280,351	1,033,976
Transurban Group unit	61,346	375,171
Westfield Group unit	136,750	1,316,450
TOTAL AUSTRALIA		11,048,119
Bailiwick of Jersey - 0.7%
Wolseley PLC	27,635	1,050,938
Bermuda - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	148,000	878,426
France - 7.4%
Atos Origin SA	17,635	1,135,861
BNP Paribas SA	37,793	1,518,422
Euler Hermes SA	6,117	433,307
GDF Suez (d)	42,500	978,387
Pernod Ricard SA	8,000	830,393
PPR SA (d)	5,625	940,849
Sanofi SA	62,224	4,753,142
Societe Generale Series A	15,000	354,646
TOTAL FRANCE		10,945,007
Germany - 8.9%
Aareal Bank AG (a)	16,284	314,190
Allianz AG	21,906	2,441,150
BASF AG (d)	11,996	987,596
Bayer AG (d)	41,390	2,915,487
Daimler AG (Germany)	32,619	1,803,456
Deutsche Boerse AG	11,300	709,503
Deutsche Post AG	55,334	1,032,841
Metro AG	13,500	435,613
RWE AG	32,800	1,410,085
Siemens AG	11,832	1,098,334
TOTAL GERMANY		13,148,255
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	53,000	704,968
Henderson Land Development Co. Ltd.	42,000	239,268
TOTAL HONG KONG		944,236
Common Stocks - continued
	Shares	Value
Italy - 2.7%
ENI SpA	127,600	$ 2,835,463
Fiat Industrial SpA	37,900	429,974
Intesa Sanpaolo SpA	472,020	714,215
TOTAL ITALY		3,979,652
Japan - 22.7%
Aeon Credit Service Co. Ltd.	44,200	770,558
Air Water, Inc.	93,000	1,172,362
Aozora Bank Ltd.	409,000	1,049,062
Astellas Pharma, Inc.	37,600	1,524,986
Canon, Inc.	22,600	1,024,474
Chubu Electric Power Co., Inc.	41,700	682,960
Credit Saison Co. Ltd.	39,500	847,764
Denso Corp.	38,700	1,251,454
Fanuc Corp.	4,400	742,109
Hitachi Ltd.	188,000	1,197,493
Honda Motor Co. Ltd.	76,000	2,735,350
INPEX Corp.	110	726,322
Itochu Corp.	116,400	1,317,057
Japan Retail Fund Investment Corp.	589	939,178
Japan Tobacco, Inc.	410	2,271,414
JSR Corp.	57,400	1,132,932
JX Holdings, Inc.	200	1,128
Mitsubishi Corp.	73,400	1,590,822
Nippon Telegraph & Telephone Corp.	39,500	1,787,315
Obic Co. Ltd.	2,840	598,644
ORIX Corp.	6,330	605,254
Santen Pharmaceutical Co. Ltd.	23,500	983,512
Seven & i Holdings Co., Ltd.	58,500	1,770,917
Seven Bank Ltd.	328,000	810,457
Sumitomo Mitsui Financial Group, Inc.	85,300	2,729,667
Sumitomo Realty & Development Co. Ltd.	34,000	810,840
Toray Industries, Inc.	153,000	1,176,386
Toyo Suisan Kaisha Ltd.	17,000	436,438
USS Co. Ltd.	8,310	842,996
TOTAL JAPAN		33,529,851
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	131,353	927,462
Netherlands - 3.5%
AEGON NV	97,100	451,703
HeidelbergCement Finance AG (d)	18,000	989,713
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	150,182	$ 1,059,595
Koninklijke KPN NV	62,785	563,601
Koninklijke Philips Electronics NV	43,300	861,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,131	1,169,222
TOTAL NETHERLANDS		5,095,589
Norway - 1.2%
Orkla ASA (A Shares)	109,700	805,933
Telenor ASA	49,800	915,534
TOTAL NORWAY		1,721,467
Singapore - 1.6%
Singapore Telecommunications Ltd.	322,000	811,732
United Overseas Bank Ltd.	98,480	1,531,725
TOTAL SINGAPORE		2,343,457
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	200,114	1,350,770
Red Electrica Corporacion SA	5,200	226,407
Repsol YPF SA	54,393	1,040,479
TOTAL SPAIN		2,617,656
Sweden - 0.8%
Svenska Handelsbanken AB (A Shares)	35,800	1,160,174
Switzerland - 9.7%
Nestle SA	51,690	3,166,728
Roche Holding AG (participation certificate)	30,340	5,542,804
Syngenta AG (Switzerland)	4,885	1,713,244
Transocean Ltd. (Switzerland)	9,912	494,754
UBS AG (NY Shares)	97,541	1,206,582
Zurich Financial Services AG	9,011	2,204,222
TOTAL SWITZERLAND		14,328,334
United Kingdom - 27.4%
Aegis Group PLC	245,827	709,026
Barclays PLC	417,806	1,479,361
BP PLC sponsored ADR	99,635	4,325,155
British American Tobacco PLC (United Kingdom)	24,947	1,279,678
British Land Co. PLC	66,300	526,651
Bunzl PLC	56,086	931,270
Centrica PLC	238,084	1,185,966
Compass Group PLC	138,300	1,445,617
GlaxoSmithKline PLC sponsored ADR	79,285	3,665,346
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	69,866	$ 3,155,847
Imperial Tobacco Group PLC	29,468	1,178,519
International Power PLC	154,613	1,046,471
National Grid PLC	258,700	2,793,925
Next PLC	12,800	608,520
Prudential PLC	122,494	1,501,460
Reed Elsevier PLC	105,897	876,412
Royal Dutch Shell PLC Class A sponsored ADR	104,829	7,499,470
Scottish & Southern Energy PLC	51,571	1,105,742
Vodafone Group PLC	42,300	117,099
Vodafone Group PLC sponsored ADR	178,466	4,966,709
TOTAL UNITED KINGDOM		40,398,244
TOTAL COMMON STOCKS (Cost $148,233,213)		144,116,867
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Hugo Boss AG (non-vtg.)	6,117	682,716
ProSiebenSat.1 Media AG	27,280	692,652
Volkswagen AG	3,427	649,196
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,892,138)		2,024,564
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.14% (b)	709,273	709,273
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,385,196	7,385,196
TOTAL MONEY MARKET FUNDS (Cost $8,094,469)		8,094,469
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $158,219,820)		154,235,900
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(6,742,589)
NET ASSETS - 100%		$ 147,493,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 177
Fidelity Securities Lending Cash Central Fund	90,253
Total	$ 90,430
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,238,244	$ 7,532,032	$ 5,706,212	$ -
Consumer Staples	13,466,384	6,538,715	6,927,669	-
Energy	17,504,255	13,941,342	3,562,913	-
Financials	39,875,808	26,820,909	13,054,899	-
Health Care	19,385,277	12,123,637	7,261,640	-
Industrials	11,038,423	5,428,346	5,610,077	-
Information Technology	3,956,472	1,135,861	2,820,611	-
Materials	7,172,233	1,977,309	5,194,924	-
Telecommunication Services	10,195,966	8,291,552	1,904,414	-
Utilities	10,308,369	6,831,484	3,476,885	-
Money Market Funds	8,094,469	8,094,469	-	-
Total Investments in Securities:	$ 154,235,900	$ 98,715,656	$ 55,520,244	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,022,563) - See accompanying schedule: Unaffiliated issuers (cost $150,125,351)	$ 146,141,431
Fidelity Central Funds (cost $8,094,469)	8,094,469
Total Investments (cost $158,219,820)		$ 154,235,900
Foreign currency held at value (cost $154,522)		154,522
Receivable for investments sold		2,154,039
Receivable for fund shares sold		95,222
Dividends receivable		1,083,760
Distributions receivable from Fidelity Central Funds		31,937
Prepaid expenses		188
Other receivables		18,467
Total assets		157,774,035

Liabilities
Payable for investments purchased	$ 2,455,522
Payable for fund shares redeemed	260,444
Accrued management fee	84,088
Distribution and service plan fees payable	4,433
Other affiliated payables	37,939
Other payables and accrued expenses	53,102
Collateral on securities loaned, at value	7,385,196
Total liabilities		10,280,724

Net Assets		$ 147,493,311
Net Assets consist of:
Paid in capital		$ 273,993,755
Undistributed net investment income		1,773,441
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,322,023)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,951,862)
Net Assets		$ 147,493,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,460,665 ÷ 638,374 shares)	$ 6.99

Maximum offering price per share (100/94.25 of $6.99)	$ 7.42
Class T: Net Asset Value and redemption price per share ($2,414,195 ÷ 345,590 shares)	$ 6.99

Maximum offering price per share (100/96.50 of $6.99)	$ 7.24
Class B: Net Asset Value and offering price per share ($848,761 ÷ 120,999 shares)A	$ 7.01

Class C: Net Asset Value and offering price per share ($2,175,340 ÷ 310,779 shares)A	$ 7.00

International Value: Net Asset Value, offering price and redemption price per share ($137,241,724 ÷ 19,654,934 shares)	$ 6.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,626 ÷ 50,406 shares)	$ 7.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 3,472,972
Income from Fidelity Central Funds		90,430
Income before foreign taxes withheld		3,563,402
Less foreign taxes withheld		(284,722)
Total income		3,278,680

Expenses
Management fee Basic fee	$ 543,618
Performance adjustment	(54,084)
Transfer agent fees	189,891
Distribution and service plan fees	26,441
Accounting and security lending fees	40,494
Custodian fees and expenses	55,745
Independent trustees' compensation	471
Registration fees	37,024
Audit	30,908
Legal	358
Miscellaneous	858
Total expenses before reductions	871,724
Expense reductions	(33,680)	838,044
Net investment income (loss)		2,440,636
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,696,875)
Foreign currency transactions	(34,325)
Total net realized gain (loss)		(5,731,200)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,584,694
Assets and liabilities in foreign currencies	21,538
Total change in net unrealized appreciation (depreciation)		7,606,232
Net gain (loss)		1,875,032
Net increase (decrease) in net assets resulting from operations		$ 4,315,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,440,636	$ 5,953,007
Net realized gain (loss)	(5,731,200)	(31,214,422)
Change in net unrealized appreciation (depreciation)	7,606,232	(382,882)
Net increase (decrease) in net assets resulting from operations	4,315,668	(25,644,297)
Distributions to shareholders from net investment income	(5,463,877)	(4,441,935)
Distributions to shareholders from net realized gain	-	(710,581)
Total distributions	(5,463,877)	(5,152,516)
Share transactions - net increase (decrease)	(12,944,348)	18,454,243
Redemption fees	1,329	3,151
Total increase (decrease) in net assets	(14,091,228)	(12,339,419)

Net Assets
Beginning of period	161,584,539	173,923,958
End of period (including undistributed net investment income of $1,773,441 and undistributed net investment income of $4,796,681, respectively)	$ 147,493,311	$ 161,584,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Income from Investment Operations
Net investment income (loss) E	.10	.22	.15	.12	.21	.18
Net realized and unrealized gain (loss)	.09	(1.19)	.44	1.78	(6.53)	2.29
Total from investment operations	.19	(.97)	.59	1.90	(6.32)	2.47
Distributions from net investment income	(.22)	(.19)	(.11)	(.08)	(.15)	(.03)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.22)	(.23) J	(.12)	(.08)	(.77)	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02
Total Return B,C,D	2.93%	(12.19)%	7.60%	32.71%	(51.50)%	23.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.36%	1.40%	1.34%	1.42%	1.38%
Expenses net of fee waivers, if any	1.41% A	1.36%	1.40%	1.34%	1.42%	1.38%
Expenses net of all reductions	1.36% A	1.34%	1.38%	1.32%	1.41%	1.37%
Net investment income (loss)	2.91% A	2.79%	1.93%	1.86%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,461	$ 4,668	$ 4,699	$ 4,456	$ 2,854	$ 6,052
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.09	.20	.13	.10	.18	.15
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.77	(6.50)	2.29
Total from investment operations	.19	(.99)	.57	1.87	(6.32)	2.44
Distributions from net investment income	(.20)	(.17)	(.09)	(.05)	(.14)	(.02)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.20)	(.21) J	(.10)	(.05)	(.76)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99
Total Return B,C,D	2.86%	(12.42)%	7.32%	32.14%	(51.60)%	23.13%
Ratios to Average Net Assets F,H
Expenses before reductions	1.68% A	1.63%	1.67%	1.60%	1.67%	1.60%
Expenses net of fee waivers, if any	1.68% A	1.62%	1.67%	1.60%	1.67%	1.60%
Expenses net of all reductions	1.64% A	1.60%	1.65%	1.59%	1.66%	1.58%
Net investment income (loss)	2.63% A	2.52%	1.65%	1.59%	1.80%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,414	$ 2,468	$ 2,276	$ 2,395	$ 2,087	$ 5,081
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.07	.17	.09	.07	.13	.09
Net realized and unrealized gain (loss)	.10	(1.20)	.44	1.79	(6.48)	2.29
Total from investment operations	.17	(1.03)	.53	1.86	(6.35)	2.38
Distributions from net investment income	(.16)	(.13)	(.06)	-	(.08)	-
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.01)
Total distributions	(.16)	(.17) J	(.07)	-	(.70)	(.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.01	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93
Total Return B ,C,D	2.51%	(12.88)%	6.82%	31.63%	(51.85)%	22.59%
Ratios to Average Net Assets F,H
Expenses before reductions	2.16% A	2.11%	2.15%	2.08%	2.18%	2.10%
Expenses net of fee waivers, if any	2.16% A	2.11%	2.15%	2.08%	2.18%	2.10%
Expenses net of all reductions	2.11% A	2.09%	2.13%	2.07%	2.17%	2.08%
Net investment income (loss)	2.16% A	2.04%	1.18%	1.11%	1.29%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 849	$ 901	$ 1,216	$ 1,076	$ 931	$ 2,651
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.07	.16	.09	.07	.13	.09
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.78	(6.47)	2.29
Total from investment operations	.17	(1.03)	.53	1.85	(6.34)	2.38
Distributions from net investment income	(.17)	(.14)	(.05)	-	(.08)	-
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.17)	(.17)	(.06)	-	(.70)	(.02)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92
Total Return B,C,D	2.56%	(12.84)%	6.84%	31.46%	(51.80)%	22.56%
Ratios to Average Net Assets F,H
Expenses before reductions	2.16% A	2.12%	2.15%	2.08%	2.17%	2.07%
Expenses net of fee waivers, if any	2.16% A	2.11%	2.15%	2.08%	2.17%	2.07%
Expenses net of all reductions	2.11% A	2.09%	2.13%	2.06%	2.16%	2.05%
Net investment income (loss)	2.16% A	2.04%	1.18%	1.12%	1.30%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,175	$ 2,108	$ 2,123	$ 2,108	$ 1,784	$ 5,996
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.11	.25	.17	.13	.24	.22
Net realized and unrealized gain (loss)	.09	(1.20)	.44	1.78	(6.54)	2.29
Total from investment operations	.20	(.95)	.61	1.91	(6.30)	2.51
Distributions from net investment income	(.25)	(.22)	(.13)	(.11)	(.19)	(.04)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.25)	(.25)	(.13) I	(.11)	(.81)	(.06)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 6.98	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06
Total Return B,C	2.99%	(11.91)%	7.95%	33.09%	(51.34)%	23.81%
Ratios to Average Net Assets E,G
Expenses before reductions	1.10% A	1.04%	1.09%	1.07%	1.10%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.03%	1.09%	1.07%	1.10%	1.03%
Expenses net of all reductions	1.05% A	1.01%	1.08%	1.06%	1.09%	1.02%
Net investment income (loss)	3.22% A	3.11%	2.23%	2.12%	2.37%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,242	$ 150,967	$ 163,090	$ 180,447	$ 160,777	$ 381,148
Portfolio turnover rate F	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.11	.25	.18	.14	.25	.22
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.78	(6.54)	2.30
Total from investment operations	.21	(.94)	.62	1.92	(6.29)	2.52
Distributions from net investment income	(.25)	(.22)	(.14)	(.12)	(.20)	(.04)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.25)	(.26) J	(.14) I	(.12)	(.82)	(.06)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07
Total Return B,C	3.18%	(11.83)%	8.05%	33.06%	(51.27)%	23.91%
Ratios to Average Net Assets E,G
Expenses before reductions	1.07% A	.98%	.98%	.93%	1.02%	.98%
Expenses net of fee waivers, if any	1.07% A	.98%	.98%	.93%	1.02%	.98%
Expenses net of all reductions	1.02% A	.96%	.97%	.92%	1.01%	.96%
Net investment income (loss)	3.25% A	3.17%	2.34%	2.26%	2.45%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 473	$ 519	$ 814	$ 1,052	$ 3,965
Portfolio turnover rate F	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,040,708
Gross unrealized depreciation	(14,364,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ (5,323,347)

Tax cost	$ 159,559,247

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,089,067)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (117,406,155)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,693,788 and $83,825,862, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,619	$ 77
Class T	.25%	.25%	5,956	50
Class B	.75%	.25%	4,322	3,251
Class C	.75%	.25%	10,544	2,769
			$ 26,441	$ 6,147

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,322
Class T	718
Class B*	1,679
Class C*	481
$ 4,200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,823.30
Class T	3,898.33
Class B	1,315.30
Class C	3,216.31
International Value	174,206.24
Institutional Class	433.21
	$ 189,891

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $233 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90,253. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,680 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 143,989	$ 109,917
Class T	67,838	48,265
Class B	19,758	18,831
Class C	50,970	34,950
International Value	5,163,324	4,218,039
Institutional Class	17,998	11,933
Total	$ 5,463,877	$ 4,441,935
From net realized gain
Class A	$ -	$ 19,461
Class T	-	9,435
Class B	-	4,893
Class C	-	8,796
International Value	-	666,153
Institutional Class	-	1,843
Total	$ -	$ 710,581

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	105,682	297,051	$ 724,719	$ 2,472,449
Reinvestment of distributions	19,578	14,168	128,823	113,424
Shares redeemed	(152,008)	(217,894)	(1,041,717)	(1,776,674)
Net increase (decrease)	(26,748)	93,325	$ (188,175)	$ 809,199
Class T
Shares sold	41,061	184,684	$ 274,896	$ 1,564,957
Reinvestment of distributions	10,069	7,104	66,355	56,884
Shares redeemed	(58,016)	(116,856)	(391,300)	(949,653)
Net increase (decrease)	(6,886)	74,932	$ (50,049)	$ 672,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	2,337	10,615	$ 15,632	$ 84,177
Reinvestment of distributions	2,474	2,474	16,400	19,918
Shares redeemed	(12,528)	(32,689)	(86,326)	(270,345)
Net increase (decrease)	(7,717)	(19,600)	$ (54,294)	$ (166,250)
Class C
Shares sold	45,129	94,118	$ 308,745	$ 764,274
Reinvestment of distributions	6,699	4,468	44,283	35,965
Shares redeemed	(42,179)	(56,323)	(287,656)	(453,389)
Net increase (decrease)	9,649	42,263	$ 65,372	$ 346,850
International Value
Shares sold	1,162,890	9,000,450	$ 7,893,827	$ 76,813,955
Reinvestment of distributions	762,294	587,427	5,008,269	4,695,920
Shares redeemed	(3,757,243)	(7,927,908)	(25,506,869)	(64,758,392)
Net increase (decrease)	(1,832,059)	1,659,969	$ (12,604,773)	$ 16,751,483
Institutional Class
Shares sold	7,780	19,868	$ 52,723	$ 168,608
Reinvestment of distributions	1,234	395	8,117	3,160
Shares redeemed	(25,804)	(16,071)	(173,269)	(130,995)
Net increase (decrease)	(16,790)	4,192	$ (112,429)	$ 40,773

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 18% and 19%, respectively, of the total outstanding shares of the Fund.

The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AFIVI-USAN-0612
1.827491.105

Fidelity®

International Value

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.41%
Actual		$ 1,000.00	$ 1,029.30	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.07
Class T	1.68%
Actual		$ 1,000.00	$ 1,028.60	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.51	$ 8.42
Class B	2.16%
Actual		$ 1,000.00	$ 1,025.10	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Class C	2.16%
Actual		$ 1,000.00	$ 1,025.60	$ 10.88
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
International Value	1.10%
Actual		$ 1,000.00	$ 1,029.90	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,031.80	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 27.4%
Japan 22.7%
Germany 10.3%
Switzerland 9.7%
Australia 7.5%
France 7.4%
Netherlands 3.5%
Italy 2.7%
Spain 1.8%
Other * 7.0%

* Includes short-term investments and net other assets (liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 27.1%
Japan 21.8%
Germany 10.6%
France 8.5%
Switzerland 7.6%
Australia 6.3%
Norway 2.9%
Netherlands 2.8%
Italy 2.7%
Other * 9.7%

* Includes short-term investments and net other assets (liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.9	0.8
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	5.1	5.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	3.5	3.5
Sanofi SA (France, Pharmaceuticals)	3.2	2.9
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	2.8
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	3.5
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	1.9
Commonwealth Bank of Australia (Australia, Commercial Banks)	2.3	2.9
Nestle SA (Switzerland, Food Products)	2.1	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.1	0.8
	29.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	24.1
Health Care	13.2	11.7
Energy	11.8	13.2
Consumer Staples	9.1	9.1
Consumer Discretionary	9.0	7.5
Industrials	7.5	6.4
Utilities	7.1	7.8
Telecommunication Services	7.0	11.6
Materials	5.0	5.1
Information Technology	2.7	2.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 7.5%
Australia & New Zealand Banking Group Ltd.	140,603	$ 3,502,510
Commonwealth Bank of Australia	63,465	3,436,309
Origin Energy Ltd.	42,091	581,484
Sydney Airport unit	264,603	802,219
Telstra Corp. Ltd.	280,351	1,033,976
Transurban Group unit	61,346	375,171
Westfield Group unit	136,750	1,316,450
TOTAL AUSTRALIA		11,048,119
Bailiwick of Jersey - 0.7%
Wolseley PLC	27,635	1,050,938
Bermuda - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	148,000	878,426
France - 7.4%
Atos Origin SA	17,635	1,135,861
BNP Paribas SA	37,793	1,518,422
Euler Hermes SA	6,117	433,307
GDF Suez (d)	42,500	978,387
Pernod Ricard SA	8,000	830,393
PPR SA (d)	5,625	940,849
Sanofi SA	62,224	4,753,142
Societe Generale Series A	15,000	354,646
TOTAL FRANCE		10,945,007
Germany - 8.9%
Aareal Bank AG (a)	16,284	314,190
Allianz AG	21,906	2,441,150
BASF AG (d)	11,996	987,596
Bayer AG (d)	41,390	2,915,487
Daimler AG (Germany)	32,619	1,803,456
Deutsche Boerse AG	11,300	709,503
Deutsche Post AG	55,334	1,032,841
Metro AG	13,500	435,613
RWE AG	32,800	1,410,085
Siemens AG	11,832	1,098,334
TOTAL GERMANY		13,148,255
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	53,000	704,968
Henderson Land Development Co. Ltd.	42,000	239,268
TOTAL HONG KONG		944,236
Common Stocks - continued
	Shares	Value
Italy - 2.7%
ENI SpA	127,600	$ 2,835,463
Fiat Industrial SpA	37,900	429,974
Intesa Sanpaolo SpA	472,020	714,215
TOTAL ITALY		3,979,652
Japan - 22.7%
Aeon Credit Service Co. Ltd.	44,200	770,558
Air Water, Inc.	93,000	1,172,362
Aozora Bank Ltd.	409,000	1,049,062
Astellas Pharma, Inc.	37,600	1,524,986
Canon, Inc.	22,600	1,024,474
Chubu Electric Power Co., Inc.	41,700	682,960
Credit Saison Co. Ltd.	39,500	847,764
Denso Corp.	38,700	1,251,454
Fanuc Corp.	4,400	742,109
Hitachi Ltd.	188,000	1,197,493
Honda Motor Co. Ltd.	76,000	2,735,350
INPEX Corp.	110	726,322
Itochu Corp.	116,400	1,317,057
Japan Retail Fund Investment Corp.	589	939,178
Japan Tobacco, Inc.	410	2,271,414
JSR Corp.	57,400	1,132,932
JX Holdings, Inc.	200	1,128
Mitsubishi Corp.	73,400	1,590,822
Nippon Telegraph & Telephone Corp.	39,500	1,787,315
Obic Co. Ltd.	2,840	598,644
ORIX Corp.	6,330	605,254
Santen Pharmaceutical Co. Ltd.	23,500	983,512
Seven & i Holdings Co., Ltd.	58,500	1,770,917
Seven Bank Ltd.	328,000	810,457
Sumitomo Mitsui Financial Group, Inc.	85,300	2,729,667
Sumitomo Realty & Development Co. Ltd.	34,000	810,840
Toray Industries, Inc.	153,000	1,176,386
Toyo Suisan Kaisha Ltd.	17,000	436,438
USS Co. Ltd.	8,310	842,996
TOTAL JAPAN		33,529,851
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	131,353	927,462
Netherlands - 3.5%
AEGON NV	97,100	451,703
HeidelbergCement Finance AG (d)	18,000	989,713
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	150,182	$ 1,059,595
Koninklijke KPN NV	62,785	563,601
Koninklijke Philips Electronics NV	43,300	861,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,131	1,169,222
TOTAL NETHERLANDS		5,095,589
Norway - 1.2%
Orkla ASA (A Shares)	109,700	805,933
Telenor ASA	49,800	915,534
TOTAL NORWAY		1,721,467
Singapore - 1.6%
Singapore Telecommunications Ltd.	322,000	811,732
United Overseas Bank Ltd.	98,480	1,531,725
TOTAL SINGAPORE		2,343,457
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	200,114	1,350,770
Red Electrica Corporacion SA	5,200	226,407
Repsol YPF SA	54,393	1,040,479
TOTAL SPAIN		2,617,656
Sweden - 0.8%
Svenska Handelsbanken AB (A Shares)	35,800	1,160,174
Switzerland - 9.7%
Nestle SA	51,690	3,166,728
Roche Holding AG (participation certificate)	30,340	5,542,804
Syngenta AG (Switzerland)	4,885	1,713,244
Transocean Ltd. (Switzerland)	9,912	494,754
UBS AG (NY Shares)	97,541	1,206,582
Zurich Financial Services AG	9,011	2,204,222
TOTAL SWITZERLAND		14,328,334
United Kingdom - 27.4%
Aegis Group PLC	245,827	709,026
Barclays PLC	417,806	1,479,361
BP PLC sponsored ADR	99,635	4,325,155
British American Tobacco PLC (United Kingdom)	24,947	1,279,678
British Land Co. PLC	66,300	526,651
Bunzl PLC	56,086	931,270
Centrica PLC	238,084	1,185,966
Compass Group PLC	138,300	1,445,617
GlaxoSmithKline PLC sponsored ADR	79,285	3,665,346
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC sponsored ADR	69,866	$ 3,155,847
Imperial Tobacco Group PLC	29,468	1,178,519
International Power PLC	154,613	1,046,471
National Grid PLC	258,700	2,793,925
Next PLC	12,800	608,520
Prudential PLC	122,494	1,501,460
Reed Elsevier PLC	105,897	876,412
Royal Dutch Shell PLC Class A sponsored ADR	104,829	7,499,470
Scottish & Southern Energy PLC	51,571	1,105,742
Vodafone Group PLC	42,300	117,099
Vodafone Group PLC sponsored ADR	178,466	4,966,709
TOTAL UNITED KINGDOM		40,398,244
TOTAL COMMON STOCKS (Cost $148,233,213)		144,116,867
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Hugo Boss AG (non-vtg.)	6,117	682,716
ProSiebenSat.1 Media AG	27,280	692,652
Volkswagen AG	3,427	649,196
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,892,138)		2,024,564
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.14% (b)	709,273	709,273
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,385,196	7,385,196
TOTAL MONEY MARKET FUNDS (Cost $8,094,469)		8,094,469
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $158,219,820)		154,235,900
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(6,742,589)
NET ASSETS - 100%		$ 147,493,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 177
Fidelity Securities Lending Cash Central Fund	90,253
Total	$ 90,430
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,238,244	$ 7,532,032	$ 5,706,212	$ -
Consumer Staples	13,466,384	6,538,715	6,927,669	-
Energy	17,504,255	13,941,342	3,562,913	-
Financials	39,875,808	26,820,909	13,054,899	-
Health Care	19,385,277	12,123,637	7,261,640	-
Industrials	11,038,423	5,428,346	5,610,077	-
Information Technology	3,956,472	1,135,861	2,820,611	-
Materials	7,172,233	1,977,309	5,194,924	-
Telecommunication Services	10,195,966	8,291,552	1,904,414	-
Utilities	10,308,369	6,831,484	3,476,885	-
Money Market Funds	8,094,469	8,094,469	-	-
Total Investments in Securities:	$ 154,235,900	$ 98,715,656	$ 55,520,244	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,022,563) - See accompanying schedule: Unaffiliated issuers (cost $150,125,351)	$ 146,141,431
Fidelity Central Funds (cost $8,094,469)	8,094,469
Total Investments (cost $158,219,820)		$ 154,235,900
Foreign currency held at value (cost $154,522)		154,522
Receivable for investments sold		2,154,039
Receivable for fund shares sold		95,222
Dividends receivable		1,083,760
Distributions receivable from Fidelity Central Funds		31,937
Prepaid expenses		188
Other receivables		18,467
Total assets		157,774,035

Liabilities
Payable for investments purchased	$ 2,455,522
Payable for fund shares redeemed	260,444
Accrued management fee	84,088
Distribution and service plan fees payable	4,433
Other affiliated payables	37,939
Other payables and accrued expenses	53,102
Collateral on securities loaned, at value	7,385,196
Total liabilities		10,280,724

Net Assets		$ 147,493,311
Net Assets consist of:
Paid in capital		$ 273,993,755
Undistributed net investment income		1,773,441
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(124,322,023)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,951,862)
Net Assets		$ 147,493,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,460,665 ÷ 638,374 shares)	$ 6.99

Maximum offering price per share (100/94.25 of $6.99)	$ 7.42
Class T: Net Asset Value and redemption price per share ($2,414,195 ÷ 345,590 shares)	$ 6.99

Maximum offering price per share (100/96.50 of $6.99)	$ 7.24
Class B: Net Asset Value and offering price per share ($848,761 ÷ 120,999 shares)A	$ 7.01

Class C: Net Asset Value and offering price per share ($2,175,340 ÷ 310,779 shares)A	$ 7.00

International Value: Net Asset Value, offering price and redemption price per share ($137,241,724 ÷ 19,654,934 shares)	$ 6.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($352,626 ÷ 50,406 shares)	$ 7.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 3,472,972
Income from Fidelity Central Funds		90,430
Income before foreign taxes withheld		3,563,402
Less foreign taxes withheld		(284,722)
Total income		3,278,680

Expenses
Management fee Basic fee	$ 543,618
Performance adjustment	(54,084)
Transfer agent fees	189,891
Distribution and service plan fees	26,441
Accounting and security lending fees	40,494
Custodian fees and expenses	55,745
Independent trustees' compensation	471
Registration fees	37,024
Audit	30,908
Legal	358
Miscellaneous	858
Total expenses before reductions	871,724
Expense reductions	(33,680)	838,044
Net investment income (loss)		2,440,636
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,696,875)
Foreign currency transactions	(34,325)
Total net realized gain (loss)		(5,731,200)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,584,694
Assets and liabilities in foreign currencies	21,538
Total change in net unrealized appreciation (depreciation)		7,606,232
Net gain (loss)		1,875,032
Net increase (decrease) in net assets resulting from operations		$ 4,315,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,440,636	$ 5,953,007
Net realized gain (loss)	(5,731,200)	(31,214,422)
Change in net unrealized appreciation (depreciation)	7,606,232	(382,882)
Net increase (decrease) in net assets resulting from operations	4,315,668	(25,644,297)
Distributions to shareholders from net investment income	(5,463,877)	(4,441,935)
Distributions to shareholders from net realized gain	-	(710,581)
Total distributions	(5,463,877)	(5,152,516)
Share transactions - net increase (decrease)	(12,944,348)	18,454,243
Redemption fees	1,329	3,151
Total increase (decrease) in net assets	(14,091,228)	(12,339,419)

Net Assets
Beginning of period	161,584,539	173,923,958
End of period (including undistributed net investment income of $1,773,441 and undistributed net investment income of $4,796,681, respectively)	$ 147,493,311	$ 161,584,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02	$ 10.60
Income from Investment Operations
Net investment income (loss) E	.10	.22	.15	.12	.21	.18
Net realized and unrealized gain (loss)	.09	(1.19)	.44	1.78	(6.53)	2.29
Total from investment operations	.19	(.97)	.59	1.90	(6.32)	2.47
Distributions from net investment income	(.22)	(.19)	(.11)	(.08)	(.15)	(.03)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.22)	(.23) J	(.12)	(.08)	(.77)	(.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 7.02	$ 8.22	$ 7.75	$ 5.93	$ 13.02
Total Return B,C,D	2.93%	(12.19)%	7.60%	32.71%	(51.50)%	23.43%
Ratios to Average Net Assets F,H
Expenses before reductions	1.41% A	1.36%	1.40%	1.34%	1.42%	1.38%
Expenses net of fee waivers, if any	1.41% A	1.36%	1.40%	1.34%	1.42%	1.38%
Expenses net of all reductions	1.36% A	1.34%	1.38%	1.32%	1.41%	1.37%
Net investment income (loss)	2.91% A	2.79%	1.93%	1.86%	2.05%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,461	$ 4,668	$ 4,699	$ 4,456	$ 2,854	$ 6,052
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.23 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99	$ 10.59
Income from Investment Operations
Net investment income (loss) E	.09	.20	.13	.10	.18	.15
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.77	(6.50)	2.29
Total from investment operations	.19	(.99)	.57	1.87	(6.32)	2.44
Distributions from net investment income	(.20)	(.17)	(.09)	(.05)	(.14)	(.02)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.20)	(.21) J	(.10)	(.05)	(.76)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 7.00	$ 8.20	$ 7.73	$ 5.91	$ 12.99
Total Return B,C,D	2.86%	(12.42)%	7.32%	32.14%	(51.60)%	23.13%
Ratios to Average Net Assets F,H
Expenses before reductions	1.68% A	1.63%	1.67%	1.60%	1.67%	1.60%
Expenses net of fee waivers, if any	1.68% A	1.62%	1.67%	1.60%	1.67%	1.60%
Expenses net of all reductions	1.64% A	1.60%	1.65%	1.59%	1.66%	1.58%
Net investment income (loss)	2.63% A	2.52%	1.65%	1.59%	1.80%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,414	$ 2,468	$ 2,276	$ 2,395	$ 2,087	$ 5,081
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.21 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.07	.17	.09	.07	.13	.09
Net realized and unrealized gain (loss)	.10	(1.20)	.44	1.79	(6.48)	2.29
Total from investment operations	.17	(1.03)	.53	1.86	(6.35)	2.38
Distributions from net investment income	(.16)	(.13)	(.06)	-	(.08)	-
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.01)
Total distributions	(.16)	(.17) J	(.07)	-	(.70)	(.01)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.01	$ 7.00	$ 8.20	$ 7.74	$ 5.88	$ 12.93
Total Return B ,C,D	2.51%	(12.88)%	6.82%	31.63%	(51.85)%	22.59%
Ratios to Average Net Assets F,H
Expenses before reductions	2.16% A	2.11%	2.15%	2.08%	2.18%	2.10%
Expenses net of fee waivers, if any	2.16% A	2.11%	2.15%	2.08%	2.18%	2.10%
Expenses net of all reductions	2.11% A	2.09%	2.13%	2.07%	2.17%	2.08%
Net investment income (loss)	2.16% A	2.04%	1.18%	1.11%	1.29%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 849	$ 901	$ 1,216	$ 1,076	$ 931	$ 2,651
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.07	.16	.09	.07	.13	.09
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.78	(6.47)	2.29
Total from investment operations	.17	(1.03)	.53	1.85	(6.34)	2.38
Distributions from net investment income	(.17)	(.14)	(.05)	-	(.08)	-
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.17)	(.17)	(.06)	-	(.70)	(.02)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.00	$ 8.20	$ 7.73	$ 5.88	$ 12.92
Total Return B,C,D	2.56%	(12.84)%	6.84%	31.46%	(51.80)%	22.56%
Ratios to Average Net Assets F,H
Expenses before reductions	2.16% A	2.12%	2.15%	2.08%	2.17%	2.07%
Expenses net of fee waivers, if any	2.16% A	2.11%	2.15%	2.08%	2.17%	2.07%
Expenses net of all reductions	2.11% A	2.09%	2.13%	2.06%	2.16%	2.05%
Net investment income (loss)	2.16% A	2.04%	1.18%	1.12%	1.30%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,175	$ 2,108	$ 2,123	$ 2,108	$ 1,784	$ 5,996
Portfolio turnover rate G	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.11	.25	.17	.13	.24	.22
Net realized and unrealized gain (loss)	.09	(1.20)	.44	1.78	(6.54)	2.29
Total from investment operations	.20	(.95)	.61	1.91	(6.30)	2.51
Distributions from net investment income	(.25)	(.22)	(.13)	(.11)	(.19)	(.04)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.25)	(.25)	(.13) I	(.11)	(.81)	(.06)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 6.98	$ 7.03	$ 8.23	$ 7.75	$ 5.95	$ 13.06
Total Return B,C	2.99%	(11.91)%	7.95%	33.09%	(51.34)%	23.81%
Ratios to Average Net Assets E,G
Expenses before reductions	1.10% A	1.04%	1.09%	1.07%	1.10%	1.03%
Expenses net of fee waivers, if any	1.10% A	1.03%	1.09%	1.07%	1.10%	1.03%
Expenses net of all reductions	1.05% A	1.01%	1.08%	1.06%	1.09%	1.02%
Net investment income (loss)	3.22% A	3.11%	2.23%	2.12%	2.37%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,242	$ 150,967	$ 163,090	$ 180,447	$ 160,777	$ 381,148
Portfolio turnover rate F	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.13 per share is comprised of distributions from net investment income of $.129 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.11	.25	.18	.14	.25	.22
Net realized and unrealized gain (loss)	.10	(1.19)	.44	1.78	(6.54)	2.30
Total from investment operations	.21	(.94)	.62	1.92	(6.29)	2.52
Distributions from net investment income	(.25)	(.22)	(.14)	(.12)	(.20)	(.04)
Distributions from net realized gain	-	(.03)	(.01)	-	(.62)	(.02)
Total distributions	(.25)	(.26) J	(.14) I	(.12)	(.82)	(.06)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.04	$ 8.24	$ 7.76	$ 5.96	$ 13.07
Total Return B,C	3.18%	(11.83)%	8.05%	33.06%	(51.27)%	23.91%
Ratios to Average Net Assets E,G
Expenses before reductions	1.07% A	.98%	.98%	.93%	1.02%	.98%
Expenses net of fee waivers, if any	1.07% A	.98%	.98%	.93%	1.02%	.98%
Expenses net of all reductions	1.02% A	.96%	.97%	.92%	1.01%	.96%
Net investment income (loss)	3.25% A	3.17%	2.34%	2.26%	2.45%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 473	$ 519	$ 814	$ 1,052	$ 3,965
Portfolio turnover rate F	88% A	83%	43%	46%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.005 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Value and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,040,708
Gross unrealized depreciation	(14,364,055)
Net unrealized appreciation (depreciation) on securities and other investments	$ (5,323,347)

Tax cost	$ 159,559,247

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (17,089,067)
2017	(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total capital loss carryforward	$ (117,406,155)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,693,788 and $83,825,862, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,619	$ 77
Class T	.25%	.25%	5,956	50
Class B	.75%	.25%	4,322	3,251
Class C	.75%	.25%	10,544	2,769
			$ 26,441	$ 6,147

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,322
Class T	718
Class B*	1,679
Class C*	481
$ 4,200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,823.30
Class T	3,898.33
Class B	1,315.30
Class C	3,216.31
International Value	174,206.24
Institutional Class	433.21
	$ 189,891

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $233 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90,253. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,680 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 143,989	$ 109,917
Class T	67,838	48,265
Class B	19,758	18,831
Class C	50,970	34,950
International Value	5,163,324	4,218,039
Institutional Class	17,998	11,933
Total	$ 5,463,877	$ 4,441,935
From net realized gain
Class A	$ -	$ 19,461
Class T	-	9,435
Class B	-	4,893
Class C	-	8,796
International Value	-	666,153
Institutional Class	-	1,843
Total	$ -	$ 710,581

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	105,682	297,051	$ 724,719	$ 2,472,449
Reinvestment of distributions	19,578	14,168	128,823	113,424
Shares redeemed	(152,008)	(217,894)	(1,041,717)	(1,776,674)
Net increase (decrease)	(26,748)	93,325	$ (188,175)	$ 809,199
Class T
Shares sold	41,061	184,684	$ 274,896	$ 1,564,957
Reinvestment of distributions	10,069	7,104	66,355	56,884
Shares redeemed	(58,016)	(116,856)	(391,300)	(949,653)
Net increase (decrease)	(6,886)	74,932	$ (50,049)	$ 672,188

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class B
Shares sold	2,337	10,615	$ 15,632	$ 84,177
Reinvestment of distributions	2,474	2,474	16,400	19,918
Shares redeemed	(12,528)	(32,689)	(86,326)	(270,345)
Net increase (decrease)	(7,717)	(19,600)	$ (54,294)	$ (166,250)
Class C
Shares sold	45,129	94,118	$ 308,745	$ 764,274
Reinvestment of distributions	6,699	4,468	44,283	35,965
Shares redeemed	(42,179)	(56,323)	(287,656)	(453,389)
Net increase (decrease)	9,649	42,263	$ 65,372	$ 346,850
International Value
Shares sold	1,162,890	9,000,450	$ 7,893,827	$ 76,813,955
Reinvestment of distributions	762,294	587,427	5,008,269	4,695,920
Shares redeemed	(3,757,243)	(7,927,908)	(25,506,869)	(64,758,392)
Net increase (decrease)	(1,832,059)	1,659,969	$ (12,604,773)	$ 16,751,483
Institutional Class
Shares sold	7,780	19,868	$ 52,723	$ 168,608
Reinvestment of distributions	1,234	395	8,117	3,160
Shares redeemed	(25,804)	(16,071)	(173,269)	(130,995)
Net increase (decrease)	(16,790)	4,192	$ (112,429)	$ 40,773

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund and VIP FundsManager 60% Portfolio were the owners of record of approximately 18% and 19%, respectively, of the total outstanding shares of the Fund.

The VIP FundsManager Portfolios were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIV-USAN-0612
1.827484.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.27%
Actual		$ 1,000.00	$ 1,052.00	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.37
Class T	1.51%
Actual		$ 1,000.00	$ 1,050.70	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class B	2.01%
Actual		$ 1,000.00	$ 1,047.80	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Class C	2.01%
Actual		$ 1,000.00	$ 1,047.60	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
International Discovery	.94%
Actual		$ 1,000.00	$ 1,053.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Class K	.76%
Actual		$ 1,000.00	$ 1,054.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,053.70	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 21.0%
Japan 16.7%
United States of America 6.7%
France 6.2%
Germany 5.4%
Netherlands 4.7%
Switzerland 4.5%
Korea (South) 3.9%
Australia 3.4%
Other 27.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 21.0%
Japan 15.8%
France 9.1%
Switzerland 6.8%
Germany 6.3%
Australia 3.5%
Netherlands 3.4%
Cayman Islands 2.8%
Korea (South) 2.5%
Other 28.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.5	99.9
Short-Term Investments and Net Other Assets (Liabilities)	2.5	0.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.8	1.8
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.4	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	0.3
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	1.3	0.9
Japan Tobacco, Inc. (Japan, Tobacco)	1.3	1.3
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.7
	15.2
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	21.3
Consumer Discretionary	15.8	18.6
Information Technology	12.7	9.8
Industrials	12.6	9.6
Consumer Staples	11.2	12.6
Materials	7.5	6.0
Energy	6.7	7.5
Health Care	6.5	7.2
Telecommunication Services	4.9	6.4
Utilities	0.7	0.9

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.4%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 111,003
Commonwealth Bank of Australia	1,303,655	70,586
Fortescue Metals Group Ltd.	3,503,390	20,586
NRW Holdings Ltd.	2,211,824	9,425
Ramsay Health Care Ltd.	1,305,776	27,249
Spark Infrastructure Group unit	14,882,292	22,482
WorleyParsons Ltd.	909,980	26,783
TOTAL AUSTRALIA		288,114
Bailiwick of Jersey - 1.9%
Experian PLC	4,210,200	66,457
Shire PLC	1,036,900	33,799
Wolseley PLC	1,479,764	56,274
TOTAL BAILIWICK OF JERSEY		156,530
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	1,556,327	112,181
Bermuda - 1.3%
African Minerals Ltd. (a)	2,964,821	25,023
Cheung Kong Infrastructure Holdings Ltd.	6,458,000	38,330
Li & Fung Ltd.	15,198,000	32,517
Petra Diamonds Ltd. (a)	6,298,600	15,877
TOTAL BERMUDA		111,747
Brazil - 1.9%
Arezzo Industria e Comercio SA	849,800	13,375
Qualicorp SA	4,567,000	39,772
Redecard SA	1,037,900	17,478
Souza Cruz Industria e Comercio	1,909,200	29,738
TIM Participacoes SA sponsored ADR (d)	2,036,249	60,945
TOTAL BRAZIL		161,308
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,936,600	8,141
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,116,000	48,267
TOTAL BRITISH VIRGIN ISLANDS		56,408
Canada - 0.8%
Goldcorp, Inc.	571,200	21,876
InterOil Corp. (a)(d)	204,400	12,354
Open Text Corp. (a)	609,900	34,195
TOTAL CANADA		68,425
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	256,700	$ 34,064
Biostime International Holdings Ltd.	8,183,000	23,572
China Kanghui Holdings sponsored ADR (a)(d)	1,747,000	34,888
Eurasia Drilling Co. Ltd. GDR (Reg. S)	317,300	9,043
Sands China Ltd.	9,822,800	38,614
Shenguan Holdings Group Ltd.	9,696,000	5,249
TOTAL CAYMAN ISLANDS		145,430
Denmark - 2.6%
Danske Bank A/S (a)	1,523,998	24,746
Novo Nordisk A/S Series B	819,389	120,808
William Demant Holding A/S (a)	784,700	74,076
TOTAL DENMARK		219,630
France - 6.2%
Arkema SA	341,370	30,237
AXA SA (d)	4,066,402	57,599
BNP Paribas SA	1,457,466	58,557
Bureau Veritas SA	401,400	35,767
Iliad SA	370,211	47,661
JC Decaux SA	547,328	15,531
LVMH Moet Hennessy - Louis Vuitton SA (d)	428,223	70,945
PPR SA (d)	398,700	66,687
Sanofi SA	953,011	72,798
Schneider Electric SA	719,300	44,192
Technip SA	192,300	21,748
TOTAL FRANCE		521,722
Germany - 4.7%
Aareal Bank AG (a)	1,044,895	20,161
Allianz AG	262,417	29,243
BASF AG (d)	642,722	52,913
Bayerische Motoren Werke AG (BMW)	740,107	70,356
Fresenius Medical Care AG & Co. KGaA	384,000	27,271
GEA Group AG	992,880	32,767
Gerry Weber International AG (Bearer)	320,600	13,615
GSW Immobilien AG	404,500	13,465
GSW Immobilien AG rights 5/3/12 (a)	404,500	475
Lanxess AG	329,400	26,229
MTU Aero Engines Holdings AG (d)	286,300	24,112
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SAP AG	869,957	$ 57,694
Wirecard AG	1,592,900	29,522
TOTAL GERMANY		397,823
Hong Kong - 1.6%
AIA Group Ltd.	17,729,600	63,070
HKT Trust / HKT Ltd. unit	23,518,000	18,278
Techtronic Industries Co. Ltd.	46,012,500	55,569
TOTAL HONG KONG		136,917
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	5,296
Housing Development Finance Corp. Ltd.	3,327,565	42,560
IndusInd Bank Ltd.	2,255,331	14,269
The Jammu & Kashmir Bank Ltd.	545,569	9,749
Titan Industries Ltd.	6,456,377	28,564
TOTAL INDIA		100,438
Indonesia - 0.6%
PT Media Nusantara Citra Tbk	74,826,000	18,319
PT Sarana Menara Nusantara Tbk (a)	6,310,500	9,476
PT Tower Bersama Infrastructure Tbk	55,223,500	18,327
TOTAL INDONESIA		46,122
Ireland - 2.0%
Accenture PLC Class A	723,300	46,978
Ingersoll-Rand PLC	653,900	27,804
James Hardie Industries NV CDI	6,070,470	47,371
Paddy Power PLC (Ireland)	728,700	47,557
TOTAL IRELAND		169,710
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	43,208
Italy - 1.7%
Brunello Cucinelli SpA	64,500	1,025
Fiat Industrial SpA	1,853,300	21,026
Prada SpA	4,029,100	27,367
Saipem SpA	1,811,859	89,513
TOTAL ITALY		138,931
Japan - 16.7%
ABC-Mart, Inc.	1,177,300	42,875
Aozora Bank Ltd.	13,450,000	34,498
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Calbee, Inc. (d)	613,300	$ 37,117
Canon, Inc.	936,700	42,461
Chiyoda Corp.	2,780,000	33,479
Cosmos Pharmaceutical Corp.	770,000	43,172
Credit Saison Co. Ltd.	2,631,100	56,470
CyberAgent, Inc.	7,246	22,317
Don Quijote Co. Ltd.	1,716,200	62,954
Fanuc Corp.	580,800	97,958
Fast Retailing Co. Ltd.	155,700	34,796
Hitachi Ltd.	8,485,000	54,046
Honda Motor Co. Ltd.	2,539,700	91,407
Japan Tobacco, Inc.	19,478	107,909
JS Group Corp.	1,856,500	36,457
JSR Corp.	2,283,400	45,069
Kakaku.com, Inc.	810,600	25,208
KDDI Corp.	7,108	46,534
Keyence Corp.	304,060	71,770
Mitsubishi Corp.	1,836,500	39,803
Mitsubishi Estate Co. Ltd.	1,553,000	27,456
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,802
Nexon Co. Ltd.	386,400	7,325
ORIX Corp.	1,321,050	126,315
Rakuten, Inc.	76,332	85,142
Seven Bank Ltd.	12,837,900	31,721
So-net M3, Inc.	5,296	24,621
Unicharm Corp.	98,700	5,522
TOTAL JAPAN		1,407,204
Korea (South) - 3.9%
Hyundai Motor Co.	273,935	65,083
Kia Motors Corp.	570,510	42,102
LG Household & Health Care Ltd.	92,676	48,629
NCsoft Corp.	73,550	19,069
NHN Corp.	64,289	14,563
Orion Corp.	74,285	59,027
Samsung Electronics Co. Ltd.	64,872	79,789
TOTAL KOREA (SOUTH)		328,262
Luxembourg - 1.2%
Brait SA	5,949,360	18,625
Millicom International Cellular SA (d)	190,400	20,371
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - continued
Millicom International Cellular SA (depository receipt)	149,700	$ 15,904
Samsonite International SA	25,547,100	49,523
TOTAL LUXEMBOURG		104,423
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	8,018,800	22,927
Netherlands - 4.7%
AEGON NV	5,028,800	23,394
ASML Holding NV	1,164,200	59,363
Gemalto NV	1,463,106	109,026
HeidelbergCement Finance AG (d)	850,200	46,747
ING Groep NV (Certificaten Van Aandelen) (a)	5,244,400	37,001
LyondellBasell Industries NV Class A	474,800	19,837
NXP Semiconductors NV (a)	923,700	23,878
Randstad Holding NV	741,403	25,675
Yandex NV	2,218,600	52,625
TOTAL NETHERLANDS		397,546
Norway - 0.6%
DnB NOR ASA (d)	4,617,355	49,786
Philippines - 0.0%
Alliance Global Group, Inc.	11,837,700	3,470
Poland - 0.5%
Eurocash SA	3,593,990	43,885
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,151
Russia - 0.5%
Mobile TeleSystems OJSC sponsored ADR	2,203,700	43,104
South Africa - 0.6%
Shoprite Holdings Ltd.	1,552,300	26,823
Tiger Brands Ltd.	525,500	19,255
TOTAL SOUTH AFRICA		46,078
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	5,172,700	35,007
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	5,172,679	740
Inditex SA	562,106	50,563
TOTAL SPAIN		86,310
Sweden - 2.5%
Atlas Copco AB (A Shares)	2,131,200	50,737
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Elekta AB:
unit (a)	495,400	$ 1,614
(B Shares)	495,400	25,136
Intrum Justitia AB	1,835,800	27,862
Svenska Handelsbanken AB (A Shares)	1,632,100	52,892
Swedish Match Co. AB	1,250,800	50,845
TOTAL SWEDEN		209,086
Switzerland - 4.5%
Adecco SA (Reg.)	521,444	25,396
Partners Group Holding AG	230,056	43,778
Roche Holding AG (participation certificate)	242,272	44,261
Schindler Holding AG (participation certificate)	554,147	71,684
Swatch Group AG (Bearer)	54,660	25,211
Syngenta AG (Switzerland)	81,540	28,597
UBS AG	4,126,610	51,540
Zurich Financial Services AG	346,539	84,769
TOTAL SWITZERLAND		375,236
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	9,409
United Kingdom - 21.0%
Aberdeen Asset Management PLC	5,975,132	27,495
Aggreko PLC	1,276,500	46,638
Anglo American PLC (United Kingdom)	1,482,200	56,968
Ashmore Group PLC	3,169,400	19,682
Barclays PLC	21,015,144	74,410
BG Group PLC	4,571,872	107,636
BHP Billiton PLC	3,298,888	106,210
BP PLC	10,744,667	77,630
British American Tobacco PLC (United Kingdom)	2,906,800	149,107
British Land Co. PLC	5,756,734	45,728
Burberry Group PLC	1,577,700	38,027
Carphone Warehouse Group PLC	14,430,174	30,682
Diageo PLC	3,917,457	98,823
GlaxoSmithKline PLC	2,658,600	61,425
HSBC Holdings PLC (United Kingdom)	10,856,757	98,018
Jazztel PLC (a)	5,843,900	39,153
Legal & General Group PLC	32,995,838	62,981
London Stock Exchange Group PLC	547,400	9,667
Meggitt PLC	6,792,200	45,035
Michael Page International PLC	3,700,600	24,963
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Next PLC	514,144	$ 24,443
Ocado Group PLC (a)(d)	14,388,400	30,313
Reckitt Benckiser Group PLC	595,000	34,641
Rolls-Royce Group PLC	4,197,715	56,108
Rotork PLC	598,000	21,421
Royal Dutch Shell PLC Class B	6,206,463	227,155
Royalblue Group PLC	607,375	15,280
Ultra Electronics Holdings PLC	614,667	16,801
Vodafone Group PLC	32,422,743	89,756
Xstrata PLC	1,857,800	35,506
TOTAL UNITED KINGDOM		1,771,702
United States of America - 4.2%
Beam, Inc.	312,900	17,766
Cirrus Logic, Inc. (a)	356,774	9,768
Citrix Systems, Inc. (a)	303,600	25,991
Cognizant Technology Solutions Corp. Class A (a)	787,700	57,754
Cummins, Inc.	223,700	25,911
Dollar General Corp. (a)	719,200	34,133
MasterCard, Inc. Class A	160,100	72,408
Michael Kors Holdings Ltd.	827,500	37,792
Royal Gold, Inc.	394,800	24,462
Total System Services, Inc.	1,094,700	25,747
United Technologies Corp.	310,700	25,366
TOTAL UNITED STATES OF AMERICA		357,098
TOTAL COMMON STOCKS (Cost $7,586,277)		8,150,321
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.7%
Volkswagen AG	297,200	56,300
Italy - 0.2%
Fiat Industrial SpA	2,028,320	16,648
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	444,957,790	722
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,671)		73,670
Investment Companies - 0.0%
	Shares	Value (000s)
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $6,902)	216,330	$ 293
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.14% (b)	145,226,599	145,227
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	415,162,260	415,162
TOTAL MONEY MARKET FUNDS (Cost $560,389)		560,389
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $8,210,239)		8,784,673
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(346,812)
NET ASSETS - 100%		$ 8,437,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	1,557
Total	$ 1,594
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ -	$ -	$ -	$ -
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	9,409
Total	$ 10,336	$ -	$ 1,569	$ -	$ 9,409
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,333,113	$ 993,622	$ 339,491	$ -
Consumer Staples	936,188	494,538	441,650	-
Energy	571,862	267,077	304,785	-
Financials	1,620,409	937,508	682,901	-
Health Care	553,242	212,520	340,722	-
Industrials	1,059,206	851,509	207,697	-
Information Technology	1,077,477	818,973	258,504	-
Materials	611,649	431,773	179,876	-
Telecommunication Services	400,033	263,743	136,290	-
Utilities	60,812	60,812	-	-
Investment Companies	293	293	-	-
Money Market Funds	560,389	560,389	-	-
Total Investments in Securities:	$ 8,784,673	$ 5,892,757	$ 2,891,916	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $394,609) - See accompanying schedule: Unaffiliated issuers (cost $7,638,088)	$ 8,214,875
Fidelity Central Funds (cost $560,389)	560,389
Other affiliated issuers (cost $11,762)	9,409
Total Investments (cost $8,210,239)		$ 8,784,673
Foreign currency held at value (cost $2,858)		2,858
Receivable for investments sold		48,540
Receivable for fund shares sold		5,251
Dividends receivable		35,054
Distributions receivable from Fidelity Central Funds		835
Prepaid expenses		9
Other receivables		5,300
Total assets		8,882,520

Liabilities
Payable for investments purchased	$ 9,450
Payable for fund shares redeemed	11,412
Accrued management fee	5,413
Distribution and service plan fees payable	119
Other affiliated payables	1,535
Other payables and accrued expenses	1,568
Collateral on securities loaned, at value	415,162
Total liabilities		444,659

Net Assets		$ 8,437,861
Net Assets consist of:
Paid in capital		$ 9,446,354
Undistributed net investment income		69,050
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,651,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		573,478
Net Assets		$ 8,437,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($300,537 ÷ 9,809.7 shares)	$ 30.64

Maximum offering price per share (100/94.25 of $30.64)	$ 32.51
Class T: Net Asset Value and redemption price per share ($56,614 ÷ 1,859.4 shares)	$ 30.45

Maximum offering price per share (100/96.50 of $30.45)	$ 31.55
Class B: Net Asset Value and offering price per share ($9,076 ÷ 298.7 shares)A	$ 30.39

Class C: Net Asset Value and offering price per share ($31,480 ÷ 1,034.8 shares)A	$ 30.42

International Discovery: Net Asset Value, offering price and redemption price per share ($6,173,937 ÷ 200,242.2 shares)	$ 30.83

Class K: Net Asset Value, offering price and redemption price per share ($1,575,845 ÷ 51,219.8 shares)	$ 30.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($290,372 ÷ 9,432.2 shares)	$ 30.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 126,624
Interest		1
Income from Fidelity Central Funds		1,594
Income before foreign taxes withheld		128,219
Less foreign taxes withheld		(5,881)
Total income		122,338

Expenses
Management fee Basic fee	$ 29,546
Performance adjustment	(1,661)
Transfer agent fees	8,460
Distribution and service plan fees	718
Accounting and security lending fees	859
Custodian fees and expenses	670
Independent trustees' compensation	25
Registration fees	147
Audit	58
Legal	19
Interest	5
Miscellaneous	43
Total expenses before reductions	38,889
Expense reductions	(2,136)	36,753
Net investment income (loss)		85,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,622)
Other affiliated issuers	(1,405)
Foreign currency transactions	(2,181)
Total net realized gain (loss)		(184,208)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $110)	523,787
Assets and liabilities in foreign currencies	(333)
Total change in net unrealized appreciation (depreciation)		523,454
Net gain (loss)		339,246
Net increase (decrease) in net assets resulting from operations		$ 424,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,585	$ 161,608
Net realized gain (loss)	(184,208)	501,938
Change in net unrealized appreciation (depreciation)	523,454	(1,247,522)
Net increase (decrease) in net assets resulting from operations	424,831	(583,976)
Distributions to shareholders from net investment income	(118,968)	(149,936)
Distributions to shareholders from net realized gain	-	(48,090)
Total distributions	(118,968)	(198,026)
Share transactions - net increase (decrease)	(621,058)	(537,341)
Redemption fees	89	160
Total increase (decrease) in net assets	(315,106)	(1,319,183)

Net Assets
Beginning of period	8,752,967	10,072,150
End of period (including undistributed net investment income of $69,050 and undistributed net investment income of $102,433, respectively)	$ 8,437,861	$ 8,752,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.25	.42	.31	.31	.46	.44
Net realized and unrealized gain (loss)	1.25	(2.52)	3.51	4.84	(22.08)	11.76
Total from investment operations	1.50	(2.10)	3.82	5.15	(21.62)	12.20
Distributions from net investment income	(.29)	(.38)	(.28)	(.26)	(.37)	(.35)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.29)	(.54)	(.32)	(.26)	(2.04)	(1.33)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.64	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Total Return B, C, D	5.20%	(6.71)%	13.43%	22.14%	(47.65)%	34.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.30%	1.33%	1.37%	1.32%	1.25%
Expenses net of fee waivers, if any	1.27% A	1.29%	1.33%	1.37%	1.32%	1.25%
Expenses net of all reductions	1.21% A	1.25%	1.28%	1.32%	1.29%	1.22%
Net investment income (loss)	1.72% A	1.31%	1.06%	1.28%	1.27%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 320	$ 392	$ 414	$ 380	$ 417
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Income from Investment Operations
Net investment income (loss) E	.21	.34	.23	.24	.33	.29
Net realized and unrealized gain (loss)	1.25	(2.51)	3.48	4.81	(21.94)	11.71
Total from investment operations	1.46	(2.17)	3.71	5.05	(21.61)	12.00
Distributions from net investment income	(.19)	(.30)	(.21)	(.19)	(.29)	(.26)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.19)	(.46)	(.25)	(.19)	(1.96)	(1.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.45	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Total Return B, C, D	5.07%	(6.96)%	13.14%	21.79%	(47.84)%	34.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.56%	1.60%	1.65%	1.68%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.55%	1.60%	1.65%	1.68%	1.63%
Expenses net of all reductions	1.46% A	1.51%	1.56%	1.60%	1.64%	1.60%
Net investment income (loss)	1.47% A	1.05%	.79%	1.00%	.91%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 61	$ 92	$ 83	$ 64	$ 53
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Income from Investment Operations
Net investment income (loss) E	.14	.17	.08	.12	.15	.08
Net realized and unrealized gain (loss)	1.25	(2.48)	3.44	4.81	(21.77)	11.64
Total from investment operations	1.39	(2.31)	3.52	4.93	(21.62)	11.72
Distributions from net investment income	(.02)	(.12)	(.06)	-	(.16)	(.16)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.02)	(.27) J	(.10)	-	(1.83)	(1.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.39	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Total Return B, C, D	4.78%	(7.39)%	12.52%	21.20%	(48.11)%	33.37%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of fee waivers, if any	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of all reductions	1.96% A	2.02%	2.08%	2.11%	2.15%	2.10%
Net investment income (loss)	.97% A	.54%	.27%	.49%	.40%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 16	$ 15	$ 17
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Income from Investment Operations
Net investment income (loss) E	.14	.18	.09	.12	.15	.09
Net realized and unrealized gain (loss)	1.24	(2.49)	3.45	4.82	(21.82)	11.66
Total from investment operations	1.38	(2.31)	3.54	4.94	(21.67)	11.75
Distributions from net investment income	(.04)	(.14)	(.05)	(.02)	(.17)	(.14)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.04)	(.29) J	(.09)	(.02)	(1.84)	(1.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.42	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Total Return B, C, D	4.76%	(7.37)%	12.54%	21.22%	(48.10)%	33.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.05%	2.09%	2.14%	2.17%	2.11%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.09%	2.14%	2.17%	2.11%
Expenses net of all reductions	1.96% A	2.00%	2.05%	2.09%	2.13%	2.08%
Net investment income (loss)	.97% A	.56%	.30%	.51%	.42%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 33	$ 44	$ 43	$ 36	$ 28
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Income from Investment Operations
Net investment income (loss) D	.30	.53	.40	.37	.57	.53
Net realized and unrealized gain (loss)	1.25	(2.54)	3.54	4.88	(22.29)	11.84
Total from investment operations	1.55	(2.01)	3.94	5.25	(21.72)	12.37
Distributions from net investment income	(.41)	(.48)	(.35)	(.34)	(.41)	(.38)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.64)	(.39)	(.34)	(2.08)	(1.36)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.83	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Total Return B, C	5.34%	(6.39)%	13.76%	22.47%	(47.55)%	34.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.97%	1.05%	1.12%	1.09%	1.04%
Expenses net of fee waivers, if any	.94% A	.96%	1.05%	1.12%	1.09%	1.04%
Expenses net of all reductions	.89% A	.92%	1.00%	1.07%	1.05%	1.00%
Net investment income (loss)	2.04% A	1.64%	1.35%	1.53%	1.51%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,174	$ 6,806	$ 8,133	$ 8,114	$ 6,999	$ 14,176
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.32	.58	.46	.44	.10
Net realized and unrealized gain (loss)	1.26	(2.54)	3.53	4.86	(16.52)
Total from investment operations	1.58	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	-	(.16)	(.04)	-	-
Total distributions	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 30.77	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	5.47%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.76% A	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.71% A	.75%	.79%	.83%	.89% A
Net investment income (loss)	2.22% A	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,576	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	91% A	75%	82%	98%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Income from Investment Operations
Net investment income (loss) D	.30	.54	.41	.39	.53	.55
Net realized and unrealized gain (loss)	1.25	(2.55)	3.55	4.86	(22.24)	11.85
Total from investment operations	1.55	(2.01)	3.96	5.25	(21.71)	12.40
Distributions from net investment income	(.41)	(.50)	(.38)	(.39)	(.44)	(.40)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.65) I	(.42)	(.39)	(2.11)	(1.38)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.79	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Total Return B, C	5.37%	(6.39)%	13.84%	22.52%	(47.51)%	34.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.95%	.99%	1.05%	1.05%	.97%
Expenses net of fee waivers, if any	.93% A	.94%	.99%	1.05%	1.05%	.97%
Expenses net of all reductions	.88% A	.90%	.95%	1.00%	1.01%	.94%
Net investment income (loss)	2.05% A	1.66%	1.40%	1.60%	1.54%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 278	$ 319	$ 267	$ 159	$ 58
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,048,408
Gross unrealized depreciation	(571,068)
Net unrealized appreciation (depreciation) on securities and other investments	$ 477,340

Tax cost	$ 8,307,333

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,349,541)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,765,570 and $4,603,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 373	$ 8
Class T	.25%	.25%	141	1
Class B	.75%	.25%	47	35
Class C	.75%	.25%	157	12
			$ 718	$ 56

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	5
Class B*	11
Class C*	1
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 453.30
Class T	86.30
Class B	14.30
Class C	47.30
International Discovery	7,197.23
Class K	360.05
Institutional Class	303.22
	$ 8,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,289.34%		$ 5

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $314. Security lending

Semiannual Report

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $1,557, including $43 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,136 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 3,123	$ 4,617
Class T	388	859
Class B	6	51
Class C	44	184
International Discovery	90,633	121,061
Class K	20,917	18,291
Institutional Class	3,857	4,873
Total	$ 118,968	$ 149,936
From net realized gain
Class A	$ -	$ 1,880
Class T	-	439
Class B	-	69
Class C	-	209
International Discovery	-	38,831
Class K	-	5,143
Institutional Class	-	1,519
Total	$ -	$ 48,090

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	1,002	2,821	$ 29,166	$ 91,649
Reinvestment of distributions	101	173	2,828	5,606
Shares redeemed	(2,162)	(4,335)	(61,874)	(139,721)
Net increase (decrease)	(1,059)	(1,341)	$ (29,880)	$ (42,466)
Class T
Shares sold	140	443	$ 4,039	$ 14,328
Reinvestment of distributions	13	38	369	1,235
Shares redeemed	(381)	(1,286)	(10,941)	(41,028)
Net increase (decrease)	(228)	(805)	$ (6,533)	$ (25,465)
Class B
Shares sold	2	21	$ 51	$ 671
Reinvestment of distributions	-	3	5	111
Shares redeemed	(54)	(130)	(1,561)	(4,124)
Net increase (decrease)	(52)	(106)	$ (1,505)	$ (3,342)
Class C
Shares sold	135	183	$ 3,824	$ 5,847
Reinvestment of distributions	1	11	39	344
Shares redeemed	(233)	(437)	(6,699)	(13,875)
Net increase (decrease)	(97)	(243)	$ (2,836)	$ (7,684)
International Discovery
Shares sold	9,877	32,543	$ 288,286	$ 1,052,266
Reinvestment of distributions	3,081	4,718	86,859	153,551
Shares redeemed	(41,967)	(59,489)	(1,221,280)	(1,934,353)
Net increase (decrease)	(29,009)	(22,228)	$ (846,135)	$ (728,536)
Class K
Shares sold	16,476	18,148	$ 477,382	$ 593,408
Reinvestment of distributions	744	722	20,917	23,434
Shares redeemed	(7,956)	(10,275)	(233,411)	(330,258)
Net increase (decrease)	9,264	8,595	$ 264,888	$ 286,584
Institutional Class
Shares sold	1,446	2,364	$ 41,448	$ 75,348
Reinvestment of distributions	53	69	1,502	2,254
Shares redeemed	(1,454)	(2,923)	(42,007)	(94,034)
Net increase (decrease)	45	(490)	$ 943	$ (16,432)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AID-USAN-0612
1.806663.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.27%
Actual		$ 1,000.00	$ 1,052.00	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.37
Class T	1.51%
Actual		$ 1,000.00	$ 1,050.70	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class B	2.01%
Actual		$ 1,000.00	$ 1,047.80	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Class C	2.01%
Actual		$ 1,000.00	$ 1,047.60	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
International Discovery	.94%
Actual		$ 1,000.00	$ 1,053.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Class K	.76%
Actual		$ 1,000.00	$ 1,054.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,053.70	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 21.0%
Japan 16.7%
United States of America 6.7%
France 6.2%
Germany 5.4%
Netherlands 4.7%
Switzerland 4.5%
Korea (South) 3.9%
Australia 3.4%
Other 27.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 21.0%
Japan 15.8%
France 9.1%
Switzerland 6.8%
Germany 6.3%
Australia 3.5%
Netherlands 3.4%
Cayman Islands 2.8%
Korea (South) 2.5%
Other 28.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.5	99.9
Short-Term Investments and Net Other Assets (Liabilities)	2.5	0.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.8	1.8
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.4	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	0.3
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	1.3	0.9
Japan Tobacco, Inc. (Japan, Tobacco)	1.3	1.3
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.7
	15.2
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	21.3
Consumer Discretionary	15.8	18.6
Information Technology	12.7	9.8
Industrials	12.6	9.6
Consumer Staples	11.2	12.6
Materials	7.5	6.0
Energy	6.7	7.5
Health Care	6.5	7.2
Telecommunication Services	4.9	6.4
Utilities	0.7	0.9

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.4%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 111,003
Commonwealth Bank of Australia	1,303,655	70,586
Fortescue Metals Group Ltd.	3,503,390	20,586
NRW Holdings Ltd.	2,211,824	9,425
Ramsay Health Care Ltd.	1,305,776	27,249
Spark Infrastructure Group unit	14,882,292	22,482
WorleyParsons Ltd.	909,980	26,783
TOTAL AUSTRALIA		288,114
Bailiwick of Jersey - 1.9%
Experian PLC	4,210,200	66,457
Shire PLC	1,036,900	33,799
Wolseley PLC	1,479,764	56,274
TOTAL BAILIWICK OF JERSEY		156,530
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	1,556,327	112,181
Bermuda - 1.3%
African Minerals Ltd. (a)	2,964,821	25,023
Cheung Kong Infrastructure Holdings Ltd.	6,458,000	38,330
Li & Fung Ltd.	15,198,000	32,517
Petra Diamonds Ltd. (a)	6,298,600	15,877
TOTAL BERMUDA		111,747
Brazil - 1.9%
Arezzo Industria e Comercio SA	849,800	13,375
Qualicorp SA	4,567,000	39,772
Redecard SA	1,037,900	17,478
Souza Cruz Industria e Comercio	1,909,200	29,738
TIM Participacoes SA sponsored ADR (d)	2,036,249	60,945
TOTAL BRAZIL		161,308
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,936,600	8,141
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,116,000	48,267
TOTAL BRITISH VIRGIN ISLANDS		56,408
Canada - 0.8%
Goldcorp, Inc.	571,200	21,876
InterOil Corp. (a)(d)	204,400	12,354
Open Text Corp. (a)	609,900	34,195
TOTAL CANADA		68,425
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	256,700	$ 34,064
Biostime International Holdings Ltd.	8,183,000	23,572
China Kanghui Holdings sponsored ADR (a)(d)	1,747,000	34,888
Eurasia Drilling Co. Ltd. GDR (Reg. S)	317,300	9,043
Sands China Ltd.	9,822,800	38,614
Shenguan Holdings Group Ltd.	9,696,000	5,249
TOTAL CAYMAN ISLANDS		145,430
Denmark - 2.6%
Danske Bank A/S (a)	1,523,998	24,746
Novo Nordisk A/S Series B	819,389	120,808
William Demant Holding A/S (a)	784,700	74,076
TOTAL DENMARK		219,630
France - 6.2%
Arkema SA	341,370	30,237
AXA SA (d)	4,066,402	57,599
BNP Paribas SA	1,457,466	58,557
Bureau Veritas SA	401,400	35,767
Iliad SA	370,211	47,661
JC Decaux SA	547,328	15,531
LVMH Moet Hennessy - Louis Vuitton SA (d)	428,223	70,945
PPR SA (d)	398,700	66,687
Sanofi SA	953,011	72,798
Schneider Electric SA	719,300	44,192
Technip SA	192,300	21,748
TOTAL FRANCE		521,722
Germany - 4.7%
Aareal Bank AG (a)	1,044,895	20,161
Allianz AG	262,417	29,243
BASF AG (d)	642,722	52,913
Bayerische Motoren Werke AG (BMW)	740,107	70,356
Fresenius Medical Care AG & Co. KGaA	384,000	27,271
GEA Group AG	992,880	32,767
Gerry Weber International AG (Bearer)	320,600	13,615
GSW Immobilien AG	404,500	13,465
GSW Immobilien AG rights 5/3/12 (a)	404,500	475
Lanxess AG	329,400	26,229
MTU Aero Engines Holdings AG (d)	286,300	24,112
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SAP AG	869,957	$ 57,694
Wirecard AG	1,592,900	29,522
TOTAL GERMANY		397,823
Hong Kong - 1.6%
AIA Group Ltd.	17,729,600	63,070
HKT Trust / HKT Ltd. unit	23,518,000	18,278
Techtronic Industries Co. Ltd.	46,012,500	55,569
TOTAL HONG KONG		136,917
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	5,296
Housing Development Finance Corp. Ltd.	3,327,565	42,560
IndusInd Bank Ltd.	2,255,331	14,269
The Jammu & Kashmir Bank Ltd.	545,569	9,749
Titan Industries Ltd.	6,456,377	28,564
TOTAL INDIA		100,438
Indonesia - 0.6%
PT Media Nusantara Citra Tbk	74,826,000	18,319
PT Sarana Menara Nusantara Tbk (a)	6,310,500	9,476
PT Tower Bersama Infrastructure Tbk	55,223,500	18,327
TOTAL INDONESIA		46,122
Ireland - 2.0%
Accenture PLC Class A	723,300	46,978
Ingersoll-Rand PLC	653,900	27,804
James Hardie Industries NV CDI	6,070,470	47,371
Paddy Power PLC (Ireland)	728,700	47,557
TOTAL IRELAND		169,710
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	43,208
Italy - 1.7%
Brunello Cucinelli SpA	64,500	1,025
Fiat Industrial SpA	1,853,300	21,026
Prada SpA	4,029,100	27,367
Saipem SpA	1,811,859	89,513
TOTAL ITALY		138,931
Japan - 16.7%
ABC-Mart, Inc.	1,177,300	42,875
Aozora Bank Ltd.	13,450,000	34,498
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Calbee, Inc. (d)	613,300	$ 37,117
Canon, Inc.	936,700	42,461
Chiyoda Corp.	2,780,000	33,479
Cosmos Pharmaceutical Corp.	770,000	43,172
Credit Saison Co. Ltd.	2,631,100	56,470
CyberAgent, Inc.	7,246	22,317
Don Quijote Co. Ltd.	1,716,200	62,954
Fanuc Corp.	580,800	97,958
Fast Retailing Co. Ltd.	155,700	34,796
Hitachi Ltd.	8,485,000	54,046
Honda Motor Co. Ltd.	2,539,700	91,407
Japan Tobacco, Inc.	19,478	107,909
JS Group Corp.	1,856,500	36,457
JSR Corp.	2,283,400	45,069
Kakaku.com, Inc.	810,600	25,208
KDDI Corp.	7,108	46,534
Keyence Corp.	304,060	71,770
Mitsubishi Corp.	1,836,500	39,803
Mitsubishi Estate Co. Ltd.	1,553,000	27,456
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,802
Nexon Co. Ltd.	386,400	7,325
ORIX Corp.	1,321,050	126,315
Rakuten, Inc.	76,332	85,142
Seven Bank Ltd.	12,837,900	31,721
So-net M3, Inc.	5,296	24,621
Unicharm Corp.	98,700	5,522
TOTAL JAPAN		1,407,204
Korea (South) - 3.9%
Hyundai Motor Co.	273,935	65,083
Kia Motors Corp.	570,510	42,102
LG Household & Health Care Ltd.	92,676	48,629
NCsoft Corp.	73,550	19,069
NHN Corp.	64,289	14,563
Orion Corp.	74,285	59,027
Samsung Electronics Co. Ltd.	64,872	79,789
TOTAL KOREA (SOUTH)		328,262
Luxembourg - 1.2%
Brait SA	5,949,360	18,625
Millicom International Cellular SA (d)	190,400	20,371
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - continued
Millicom International Cellular SA (depository receipt)	149,700	$ 15,904
Samsonite International SA	25,547,100	49,523
TOTAL LUXEMBOURG		104,423
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	8,018,800	22,927
Netherlands - 4.7%
AEGON NV	5,028,800	23,394
ASML Holding NV	1,164,200	59,363
Gemalto NV	1,463,106	109,026
HeidelbergCement Finance AG (d)	850,200	46,747
ING Groep NV (Certificaten Van Aandelen) (a)	5,244,400	37,001
LyondellBasell Industries NV Class A	474,800	19,837
NXP Semiconductors NV (a)	923,700	23,878
Randstad Holding NV	741,403	25,675
Yandex NV	2,218,600	52,625
TOTAL NETHERLANDS		397,546
Norway - 0.6%
DnB NOR ASA (d)	4,617,355	49,786
Philippines - 0.0%
Alliance Global Group, Inc.	11,837,700	3,470
Poland - 0.5%
Eurocash SA	3,593,990	43,885
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,151
Russia - 0.5%
Mobile TeleSystems OJSC sponsored ADR	2,203,700	43,104
South Africa - 0.6%
Shoprite Holdings Ltd.	1,552,300	26,823
Tiger Brands Ltd.	525,500	19,255
TOTAL SOUTH AFRICA		46,078
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	5,172,700	35,007
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	5,172,679	740
Inditex SA	562,106	50,563
TOTAL SPAIN		86,310
Sweden - 2.5%
Atlas Copco AB (A Shares)	2,131,200	50,737
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Elekta AB:
unit (a)	495,400	$ 1,614
(B Shares)	495,400	25,136
Intrum Justitia AB	1,835,800	27,862
Svenska Handelsbanken AB (A Shares)	1,632,100	52,892
Swedish Match Co. AB	1,250,800	50,845
TOTAL SWEDEN		209,086
Switzerland - 4.5%
Adecco SA (Reg.)	521,444	25,396
Partners Group Holding AG	230,056	43,778
Roche Holding AG (participation certificate)	242,272	44,261
Schindler Holding AG (participation certificate)	554,147	71,684
Swatch Group AG (Bearer)	54,660	25,211
Syngenta AG (Switzerland)	81,540	28,597
UBS AG	4,126,610	51,540
Zurich Financial Services AG	346,539	84,769
TOTAL SWITZERLAND		375,236
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	9,409
United Kingdom - 21.0%
Aberdeen Asset Management PLC	5,975,132	27,495
Aggreko PLC	1,276,500	46,638
Anglo American PLC (United Kingdom)	1,482,200	56,968
Ashmore Group PLC	3,169,400	19,682
Barclays PLC	21,015,144	74,410
BG Group PLC	4,571,872	107,636
BHP Billiton PLC	3,298,888	106,210
BP PLC	10,744,667	77,630
British American Tobacco PLC (United Kingdom)	2,906,800	149,107
British Land Co. PLC	5,756,734	45,728
Burberry Group PLC	1,577,700	38,027
Carphone Warehouse Group PLC	14,430,174	30,682
Diageo PLC	3,917,457	98,823
GlaxoSmithKline PLC	2,658,600	61,425
HSBC Holdings PLC (United Kingdom)	10,856,757	98,018
Jazztel PLC (a)	5,843,900	39,153
Legal & General Group PLC	32,995,838	62,981
London Stock Exchange Group PLC	547,400	9,667
Meggitt PLC	6,792,200	45,035
Michael Page International PLC	3,700,600	24,963
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Next PLC	514,144	$ 24,443
Ocado Group PLC (a)(d)	14,388,400	30,313
Reckitt Benckiser Group PLC	595,000	34,641
Rolls-Royce Group PLC	4,197,715	56,108
Rotork PLC	598,000	21,421
Royal Dutch Shell PLC Class B	6,206,463	227,155
Royalblue Group PLC	607,375	15,280
Ultra Electronics Holdings PLC	614,667	16,801
Vodafone Group PLC	32,422,743	89,756
Xstrata PLC	1,857,800	35,506
TOTAL UNITED KINGDOM		1,771,702
United States of America - 4.2%
Beam, Inc.	312,900	17,766
Cirrus Logic, Inc. (a)	356,774	9,768
Citrix Systems, Inc. (a)	303,600	25,991
Cognizant Technology Solutions Corp. Class A (a)	787,700	57,754
Cummins, Inc.	223,700	25,911
Dollar General Corp. (a)	719,200	34,133
MasterCard, Inc. Class A	160,100	72,408
Michael Kors Holdings Ltd.	827,500	37,792
Royal Gold, Inc.	394,800	24,462
Total System Services, Inc.	1,094,700	25,747
United Technologies Corp.	310,700	25,366
TOTAL UNITED STATES OF AMERICA		357,098
TOTAL COMMON STOCKS (Cost $7,586,277)		8,150,321
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.7%
Volkswagen AG	297,200	56,300
Italy - 0.2%
Fiat Industrial SpA	2,028,320	16,648
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	444,957,790	722
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,671)		73,670
Investment Companies - 0.0%
	Shares	Value (000s)
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $6,902)	216,330	$ 293
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.14% (b)	145,226,599	145,227
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	415,162,260	415,162
TOTAL MONEY MARKET FUNDS (Cost $560,389)		560,389
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $8,210,239)		8,784,673
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(346,812)
NET ASSETS - 100%		$ 8,437,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	1,557
Total	$ 1,594
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ -	$ -	$ -	$ -
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	9,409
Total	$ 10,336	$ -	$ 1,569	$ -	$ 9,409
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,333,113	$ 993,622	$ 339,491	$ -
Consumer Staples	936,188	494,538	441,650	-
Energy	571,862	267,077	304,785	-
Financials	1,620,409	937,508	682,901	-
Health Care	553,242	212,520	340,722	-
Industrials	1,059,206	851,509	207,697	-
Information Technology	1,077,477	818,973	258,504	-
Materials	611,649	431,773	179,876	-
Telecommunication Services	400,033	263,743	136,290	-
Utilities	60,812	60,812	-	-
Investment Companies	293	293	-	-
Money Market Funds	560,389	560,389	-	-
Total Investments in Securities:	$ 8,784,673	$ 5,892,757	$ 2,891,916	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $394,609) - See accompanying schedule: Unaffiliated issuers (cost $7,638,088)	$ 8,214,875
Fidelity Central Funds (cost $560,389)	560,389
Other affiliated issuers (cost $11,762)	9,409
Total Investments (cost $8,210,239)		$ 8,784,673
Foreign currency held at value (cost $2,858)		2,858
Receivable for investments sold		48,540
Receivable for fund shares sold		5,251
Dividends receivable		35,054
Distributions receivable from Fidelity Central Funds		835
Prepaid expenses		9
Other receivables		5,300
Total assets		8,882,520

Liabilities
Payable for investments purchased	$ 9,450
Payable for fund shares redeemed	11,412
Accrued management fee	5,413
Distribution and service plan fees payable	119
Other affiliated payables	1,535
Other payables and accrued expenses	1,568
Collateral on securities loaned, at value	415,162
Total liabilities		444,659

Net Assets		$ 8,437,861
Net Assets consist of:
Paid in capital		$ 9,446,354
Undistributed net investment income		69,050
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,651,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		573,478
Net Assets		$ 8,437,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($300,537 ÷ 9,809.7 shares)	$ 30.64

Maximum offering price per share (100/94.25 of $30.64)	$ 32.51
Class T: Net Asset Value and redemption price per share ($56,614 ÷ 1,859.4 shares)	$ 30.45

Maximum offering price per share (100/96.50 of $30.45)	$ 31.55
Class B: Net Asset Value and offering price per share ($9,076 ÷ 298.7 shares)A	$ 30.39

Class C: Net Asset Value and offering price per share ($31,480 ÷ 1,034.8 shares)A	$ 30.42

International Discovery: Net Asset Value, offering price and redemption price per share ($6,173,937 ÷ 200,242.2 shares)	$ 30.83

Class K: Net Asset Value, offering price and redemption price per share ($1,575,845 ÷ 51,219.8 shares)	$ 30.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($290,372 ÷ 9,432.2 shares)	$ 30.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 126,624
Interest		1
Income from Fidelity Central Funds		1,594
Income before foreign taxes withheld		128,219
Less foreign taxes withheld		(5,881)
Total income		122,338

Expenses
Management fee Basic fee	$ 29,546
Performance adjustment	(1,661)
Transfer agent fees	8,460
Distribution and service plan fees	718
Accounting and security lending fees	859
Custodian fees and expenses	670
Independent trustees' compensation	25
Registration fees	147
Audit	58
Legal	19
Interest	5
Miscellaneous	43
Total expenses before reductions	38,889
Expense reductions	(2,136)	36,753
Net investment income (loss)		85,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,622)
Other affiliated issuers	(1,405)
Foreign currency transactions	(2,181)
Total net realized gain (loss)		(184,208)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $110)	523,787
Assets and liabilities in foreign currencies	(333)
Total change in net unrealized appreciation (depreciation)		523,454
Net gain (loss)		339,246
Net increase (decrease) in net assets resulting from operations		$ 424,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,585	$ 161,608
Net realized gain (loss)	(184,208)	501,938
Change in net unrealized appreciation (depreciation)	523,454	(1,247,522)
Net increase (decrease) in net assets resulting from operations	424,831	(583,976)
Distributions to shareholders from net investment income	(118,968)	(149,936)
Distributions to shareholders from net realized gain	-	(48,090)
Total distributions	(118,968)	(198,026)
Share transactions - net increase (decrease)	(621,058)	(537,341)
Redemption fees	89	160
Total increase (decrease) in net assets	(315,106)	(1,319,183)

Net Assets
Beginning of period	8,752,967	10,072,150
End of period (including undistributed net investment income of $69,050 and undistributed net investment income of $102,433, respectively)	$ 8,437,861	$ 8,752,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.25	.42	.31	.31	.46	.44
Net realized and unrealized gain (loss)	1.25	(2.52)	3.51	4.84	(22.08)	11.76
Total from investment operations	1.50	(2.10)	3.82	5.15	(21.62)	12.20
Distributions from net investment income	(.29)	(.38)	(.28)	(.26)	(.37)	(.35)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.29)	(.54)	(.32)	(.26)	(2.04)	(1.33)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.64	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Total Return B, C, D	5.20%	(6.71)%	13.43%	22.14%	(47.65)%	34.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.30%	1.33%	1.37%	1.32%	1.25%
Expenses net of fee waivers, if any	1.27% A	1.29%	1.33%	1.37%	1.32%	1.25%
Expenses net of all reductions	1.21% A	1.25%	1.28%	1.32%	1.29%	1.22%
Net investment income (loss)	1.72% A	1.31%	1.06%	1.28%	1.27%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 320	$ 392	$ 414	$ 380	$ 417
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Income from Investment Operations
Net investment income (loss) E	.21	.34	.23	.24	.33	.29
Net realized and unrealized gain (loss)	1.25	(2.51)	3.48	4.81	(21.94)	11.71
Total from investment operations	1.46	(2.17)	3.71	5.05	(21.61)	12.00
Distributions from net investment income	(.19)	(.30)	(.21)	(.19)	(.29)	(.26)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.19)	(.46)	(.25)	(.19)	(1.96)	(1.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.45	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Total Return B, C, D	5.07%	(6.96)%	13.14%	21.79%	(47.84)%	34.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.56%	1.60%	1.65%	1.68%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.55%	1.60%	1.65%	1.68%	1.63%
Expenses net of all reductions	1.46% A	1.51%	1.56%	1.60%	1.64%	1.60%
Net investment income (loss)	1.47% A	1.05%	.79%	1.00%	.91%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 61	$ 92	$ 83	$ 64	$ 53
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Income from Investment Operations
Net investment income (loss) E	.14	.17	.08	.12	.15	.08
Net realized and unrealized gain (loss)	1.25	(2.48)	3.44	4.81	(21.77)	11.64
Total from investment operations	1.39	(2.31)	3.52	4.93	(21.62)	11.72
Distributions from net investment income	(.02)	(.12)	(.06)	-	(.16)	(.16)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.02)	(.27) J	(.10)	-	(1.83)	(1.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.39	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Total Return B, C, D	4.78%	(7.39)%	12.52%	21.20%	(48.11)%	33.37%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of fee waivers, if any	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of all reductions	1.96% A	2.02%	2.08%	2.11%	2.15%	2.10%
Net investment income (loss)	.97% A	.54%	.27%	.49%	.40%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 16	$ 15	$ 17
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Income from Investment Operations
Net investment income (loss) E	.14	.18	.09	.12	.15	.09
Net realized and unrealized gain (loss)	1.24	(2.49)	3.45	4.82	(21.82)	11.66
Total from investment operations	1.38	(2.31)	3.54	4.94	(21.67)	11.75
Distributions from net investment income	(.04)	(.14)	(.05)	(.02)	(.17)	(.14)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.04)	(.29) J	(.09)	(.02)	(1.84)	(1.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.42	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Total Return B, C, D	4.76%	(7.37)%	12.54%	21.22%	(48.10)%	33.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.05%	2.09%	2.14%	2.17%	2.11%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.09%	2.14%	2.17%	2.11%
Expenses net of all reductions	1.96% A	2.00%	2.05%	2.09%	2.13%	2.08%
Net investment income (loss)	.97% A	.56%	.30%	.51%	.42%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 33	$ 44	$ 43	$ 36	$ 28
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Income from Investment Operations
Net investment income (loss) D	.30	.53	.40	.37	.57	.53
Net realized and unrealized gain (loss)	1.25	(2.54)	3.54	4.88	(22.29)	11.84
Total from investment operations	1.55	(2.01)	3.94	5.25	(21.72)	12.37
Distributions from net investment income	(.41)	(.48)	(.35)	(.34)	(.41)	(.38)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.64)	(.39)	(.34)	(2.08)	(1.36)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.83	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Total Return B, C	5.34%	(6.39)%	13.76%	22.47%	(47.55)%	34.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.97%	1.05%	1.12%	1.09%	1.04%
Expenses net of fee waivers, if any	.94% A	.96%	1.05%	1.12%	1.09%	1.04%
Expenses net of all reductions	.89% A	.92%	1.00%	1.07%	1.05%	1.00%
Net investment income (loss)	2.04% A	1.64%	1.35%	1.53%	1.51%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,174	$ 6,806	$ 8,133	$ 8,114	$ 6,999	$ 14,176
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.32	.58	.46	.44	.10
Net realized and unrealized gain (loss)	1.26	(2.54)	3.53	4.86	(16.52)
Total from investment operations	1.58	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	-	(.16)	(.04)	-	-
Total distributions	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 30.77	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	5.47%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.76% A	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.71% A	.75%	.79%	.83%	.89% A
Net investment income (loss)	2.22% A	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,576	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	91% A	75%	82%	98%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Income from Investment Operations
Net investment income (loss) D	.30	.54	.41	.39	.53	.55
Net realized and unrealized gain (loss)	1.25	(2.55)	3.55	4.86	(22.24)	11.85
Total from investment operations	1.55	(2.01)	3.96	5.25	(21.71)	12.40
Distributions from net investment income	(.41)	(.50)	(.38)	(.39)	(.44)	(.40)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.65) I	(.42)	(.39)	(2.11)	(1.38)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.79	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Total Return B, C	5.37%	(6.39)%	13.84%	22.52%	(47.51)%	34.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.95%	.99%	1.05%	1.05%	.97%
Expenses net of fee waivers, if any	.93% A	.94%	.99%	1.05%	1.05%	.97%
Expenses net of all reductions	.88% A	.90%	.95%	1.00%	1.01%	.94%
Net investment income (loss)	2.05% A	1.66%	1.40%	1.60%	1.54%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 278	$ 319	$ 267	$ 159	$ 58
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,048,408
Gross unrealized depreciation	(571,068)
Net unrealized appreciation (depreciation) on securities and other investments	$ 477,340

Tax cost	$ 8,307,333

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,349,541)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,765,570 and $4,603,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 373	$ 8
Class T	.25%	.25%	141	1
Class B	.75%	.25%	47	35
Class C	.75%	.25%	157	12
			$ 718	$ 56

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	5
Class B*	11
Class C*	1
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 453.30
Class T	86.30
Class B	14.30
Class C	47.30
International Discovery	7,197.23
Class K	360.05
Institutional Class	303.22
	$ 8,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,289.34%		$ 5

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $314. Security lending

Semiannual Report

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $1,557, including $43 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,136 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 3,123	$ 4,617
Class T	388	859
Class B	6	51
Class C	44	184
International Discovery	90,633	121,061
Class K	20,917	18,291
Institutional Class	3,857	4,873
Total	$ 118,968	$ 149,936
From net realized gain
Class A	$ -	$ 1,880
Class T	-	439
Class B	-	69
Class C	-	209
International Discovery	-	38,831
Class K	-	5,143
Institutional Class	-	1,519
Total	$ -	$ 48,090

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	1,002	2,821	$ 29,166	$ 91,649
Reinvestment of distributions	101	173	2,828	5,606
Shares redeemed	(2,162)	(4,335)	(61,874)	(139,721)
Net increase (decrease)	(1,059)	(1,341)	$ (29,880)	$ (42,466)
Class T
Shares sold	140	443	$ 4,039	$ 14,328
Reinvestment of distributions	13	38	369	1,235
Shares redeemed	(381)	(1,286)	(10,941)	(41,028)
Net increase (decrease)	(228)	(805)	$ (6,533)	$ (25,465)
Class B
Shares sold	2	21	$ 51	$ 671
Reinvestment of distributions	-	3	5	111
Shares redeemed	(54)	(130)	(1,561)	(4,124)
Net increase (decrease)	(52)	(106)	$ (1,505)	$ (3,342)
Class C
Shares sold	135	183	$ 3,824	$ 5,847
Reinvestment of distributions	1	11	39	344
Shares redeemed	(233)	(437)	(6,699)	(13,875)
Net increase (decrease)	(97)	(243)	$ (2,836)	$ (7,684)
International Discovery
Shares sold	9,877	32,543	$ 288,286	$ 1,052,266
Reinvestment of distributions	3,081	4,718	86,859	153,551
Shares redeemed	(41,967)	(59,489)	(1,221,280)	(1,934,353)
Net increase (decrease)	(29,009)	(22,228)	$ (846,135)	$ (728,536)
Class K
Shares sold	16,476	18,148	$ 477,382	$ 593,408
Reinvestment of distributions	744	722	20,917	23,434
Shares redeemed	(7,956)	(10,275)	(233,411)	(330,258)
Net increase (decrease)	9,264	8,595	$ 264,888	$ 286,584
Institutional Class
Shares sold	1,446	2,364	$ 41,448	$ 75,348
Reinvestment of distributions	53	69	1,502	2,254
Shares redeemed	(1,454)	(2,923)	(42,007)	(94,034)
Net increase (decrease)	45	(490)	$ 943	$ (16,432)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AIDI-USAN-0612
1.806664.107

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.27%
Actual		$ 1,000.00	$ 1,052.00	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.37
Class T	1.51%
Actual		$ 1,000.00	$ 1,050.70	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class B	2.01%
Actual		$ 1,000.00	$ 1,047.80	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Class C	2.01%
Actual		$ 1,000.00	$ 1,047.60	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
International Discovery	.94%
Actual		$ 1,000.00	$ 1,053.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Class K	.76%
Actual		$ 1,000.00	$ 1,054.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,053.70	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 21.0%
Japan 16.7%
United States of America 6.7%
France 6.2%
Germany 5.4%
Netherlands 4.7%
Switzerland 4.5%
Korea (South) 3.9%
Australia 3.4%
Other 27.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 21.0%
Japan 15.8%
France 9.1%
Switzerland 6.8%
Germany 6.3%
Australia 3.5%
Netherlands 3.4%
Cayman Islands 2.8%
Korea (South) 2.5%
Other 28.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.5	99.9
Short-Term Investments and Net Other Assets (Liabilities)	2.5	0.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.8	1.8
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.4	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	0.3
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	1.3	0.9
Japan Tobacco, Inc. (Japan, Tobacco)	1.3	1.3
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.7
	15.2
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	21.3
Consumer Discretionary	15.8	18.6
Information Technology	12.7	9.8
Industrials	12.6	9.6
Consumer Staples	11.2	12.6
Materials	7.5	6.0
Energy	6.7	7.5
Health Care	6.5	7.2
Telecommunication Services	4.9	6.4
Utilities	0.7	0.9

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.4%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 111,003
Commonwealth Bank of Australia	1,303,655	70,586
Fortescue Metals Group Ltd.	3,503,390	20,586
NRW Holdings Ltd.	2,211,824	9,425
Ramsay Health Care Ltd.	1,305,776	27,249
Spark Infrastructure Group unit	14,882,292	22,482
WorleyParsons Ltd.	909,980	26,783
TOTAL AUSTRALIA		288,114
Bailiwick of Jersey - 1.9%
Experian PLC	4,210,200	66,457
Shire PLC	1,036,900	33,799
Wolseley PLC	1,479,764	56,274
TOTAL BAILIWICK OF JERSEY		156,530
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	1,556,327	112,181
Bermuda - 1.3%
African Minerals Ltd. (a)	2,964,821	25,023
Cheung Kong Infrastructure Holdings Ltd.	6,458,000	38,330
Li & Fung Ltd.	15,198,000	32,517
Petra Diamonds Ltd. (a)	6,298,600	15,877
TOTAL BERMUDA		111,747
Brazil - 1.9%
Arezzo Industria e Comercio SA	849,800	13,375
Qualicorp SA	4,567,000	39,772
Redecard SA	1,037,900	17,478
Souza Cruz Industria e Comercio	1,909,200	29,738
TIM Participacoes SA sponsored ADR (d)	2,036,249	60,945
TOTAL BRAZIL		161,308
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,936,600	8,141
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,116,000	48,267
TOTAL BRITISH VIRGIN ISLANDS		56,408
Canada - 0.8%
Goldcorp, Inc.	571,200	21,876
InterOil Corp. (a)(d)	204,400	12,354
Open Text Corp. (a)	609,900	34,195
TOTAL CANADA		68,425
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	256,700	$ 34,064
Biostime International Holdings Ltd.	8,183,000	23,572
China Kanghui Holdings sponsored ADR (a)(d)	1,747,000	34,888
Eurasia Drilling Co. Ltd. GDR (Reg. S)	317,300	9,043
Sands China Ltd.	9,822,800	38,614
Shenguan Holdings Group Ltd.	9,696,000	5,249
TOTAL CAYMAN ISLANDS		145,430
Denmark - 2.6%
Danske Bank A/S (a)	1,523,998	24,746
Novo Nordisk A/S Series B	819,389	120,808
William Demant Holding A/S (a)	784,700	74,076
TOTAL DENMARK		219,630
France - 6.2%
Arkema SA	341,370	30,237
AXA SA (d)	4,066,402	57,599
BNP Paribas SA	1,457,466	58,557
Bureau Veritas SA	401,400	35,767
Iliad SA	370,211	47,661
JC Decaux SA	547,328	15,531
LVMH Moet Hennessy - Louis Vuitton SA (d)	428,223	70,945
PPR SA (d)	398,700	66,687
Sanofi SA	953,011	72,798
Schneider Electric SA	719,300	44,192
Technip SA	192,300	21,748
TOTAL FRANCE		521,722
Germany - 4.7%
Aareal Bank AG (a)	1,044,895	20,161
Allianz AG	262,417	29,243
BASF AG (d)	642,722	52,913
Bayerische Motoren Werke AG (BMW)	740,107	70,356
Fresenius Medical Care AG & Co. KGaA	384,000	27,271
GEA Group AG	992,880	32,767
Gerry Weber International AG (Bearer)	320,600	13,615
GSW Immobilien AG	404,500	13,465
GSW Immobilien AG rights 5/3/12 (a)	404,500	475
Lanxess AG	329,400	26,229
MTU Aero Engines Holdings AG (d)	286,300	24,112
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SAP AG	869,957	$ 57,694
Wirecard AG	1,592,900	29,522
TOTAL GERMANY		397,823
Hong Kong - 1.6%
AIA Group Ltd.	17,729,600	63,070
HKT Trust / HKT Ltd. unit	23,518,000	18,278
Techtronic Industries Co. Ltd.	46,012,500	55,569
TOTAL HONG KONG		136,917
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	5,296
Housing Development Finance Corp. Ltd.	3,327,565	42,560
IndusInd Bank Ltd.	2,255,331	14,269
The Jammu & Kashmir Bank Ltd.	545,569	9,749
Titan Industries Ltd.	6,456,377	28,564
TOTAL INDIA		100,438
Indonesia - 0.6%
PT Media Nusantara Citra Tbk	74,826,000	18,319
PT Sarana Menara Nusantara Tbk (a)	6,310,500	9,476
PT Tower Bersama Infrastructure Tbk	55,223,500	18,327
TOTAL INDONESIA		46,122
Ireland - 2.0%
Accenture PLC Class A	723,300	46,978
Ingersoll-Rand PLC	653,900	27,804
James Hardie Industries NV CDI	6,070,470	47,371
Paddy Power PLC (Ireland)	728,700	47,557
TOTAL IRELAND		169,710
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	43,208
Italy - 1.7%
Brunello Cucinelli SpA	64,500	1,025
Fiat Industrial SpA	1,853,300	21,026
Prada SpA	4,029,100	27,367
Saipem SpA	1,811,859	89,513
TOTAL ITALY		138,931
Japan - 16.7%
ABC-Mart, Inc.	1,177,300	42,875
Aozora Bank Ltd.	13,450,000	34,498
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Calbee, Inc. (d)	613,300	$ 37,117
Canon, Inc.	936,700	42,461
Chiyoda Corp.	2,780,000	33,479
Cosmos Pharmaceutical Corp.	770,000	43,172
Credit Saison Co. Ltd.	2,631,100	56,470
CyberAgent, Inc.	7,246	22,317
Don Quijote Co. Ltd.	1,716,200	62,954
Fanuc Corp.	580,800	97,958
Fast Retailing Co. Ltd.	155,700	34,796
Hitachi Ltd.	8,485,000	54,046
Honda Motor Co. Ltd.	2,539,700	91,407
Japan Tobacco, Inc.	19,478	107,909
JS Group Corp.	1,856,500	36,457
JSR Corp.	2,283,400	45,069
Kakaku.com, Inc.	810,600	25,208
KDDI Corp.	7,108	46,534
Keyence Corp.	304,060	71,770
Mitsubishi Corp.	1,836,500	39,803
Mitsubishi Estate Co. Ltd.	1,553,000	27,456
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,802
Nexon Co. Ltd.	386,400	7,325
ORIX Corp.	1,321,050	126,315
Rakuten, Inc.	76,332	85,142
Seven Bank Ltd.	12,837,900	31,721
So-net M3, Inc.	5,296	24,621
Unicharm Corp.	98,700	5,522
TOTAL JAPAN		1,407,204
Korea (South) - 3.9%
Hyundai Motor Co.	273,935	65,083
Kia Motors Corp.	570,510	42,102
LG Household & Health Care Ltd.	92,676	48,629
NCsoft Corp.	73,550	19,069
NHN Corp.	64,289	14,563
Orion Corp.	74,285	59,027
Samsung Electronics Co. Ltd.	64,872	79,789
TOTAL KOREA (SOUTH)		328,262
Luxembourg - 1.2%
Brait SA	5,949,360	18,625
Millicom International Cellular SA (d)	190,400	20,371
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - continued
Millicom International Cellular SA (depository receipt)	149,700	$ 15,904
Samsonite International SA	25,547,100	49,523
TOTAL LUXEMBOURG		104,423
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	8,018,800	22,927
Netherlands - 4.7%
AEGON NV	5,028,800	23,394
ASML Holding NV	1,164,200	59,363
Gemalto NV	1,463,106	109,026
HeidelbergCement Finance AG (d)	850,200	46,747
ING Groep NV (Certificaten Van Aandelen) (a)	5,244,400	37,001
LyondellBasell Industries NV Class A	474,800	19,837
NXP Semiconductors NV (a)	923,700	23,878
Randstad Holding NV	741,403	25,675
Yandex NV	2,218,600	52,625
TOTAL NETHERLANDS		397,546
Norway - 0.6%
DnB NOR ASA (d)	4,617,355	49,786
Philippines - 0.0%
Alliance Global Group, Inc.	11,837,700	3,470
Poland - 0.5%
Eurocash SA	3,593,990	43,885
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,151
Russia - 0.5%
Mobile TeleSystems OJSC sponsored ADR	2,203,700	43,104
South Africa - 0.6%
Shoprite Holdings Ltd.	1,552,300	26,823
Tiger Brands Ltd.	525,500	19,255
TOTAL SOUTH AFRICA		46,078
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	5,172,700	35,007
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	5,172,679	740
Inditex SA	562,106	50,563
TOTAL SPAIN		86,310
Sweden - 2.5%
Atlas Copco AB (A Shares)	2,131,200	50,737
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Elekta AB:
unit (a)	495,400	$ 1,614
(B Shares)	495,400	25,136
Intrum Justitia AB	1,835,800	27,862
Svenska Handelsbanken AB (A Shares)	1,632,100	52,892
Swedish Match Co. AB	1,250,800	50,845
TOTAL SWEDEN		209,086
Switzerland - 4.5%
Adecco SA (Reg.)	521,444	25,396
Partners Group Holding AG	230,056	43,778
Roche Holding AG (participation certificate)	242,272	44,261
Schindler Holding AG (participation certificate)	554,147	71,684
Swatch Group AG (Bearer)	54,660	25,211
Syngenta AG (Switzerland)	81,540	28,597
UBS AG	4,126,610	51,540
Zurich Financial Services AG	346,539	84,769
TOTAL SWITZERLAND		375,236
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	9,409
United Kingdom - 21.0%
Aberdeen Asset Management PLC	5,975,132	27,495
Aggreko PLC	1,276,500	46,638
Anglo American PLC (United Kingdom)	1,482,200	56,968
Ashmore Group PLC	3,169,400	19,682
Barclays PLC	21,015,144	74,410
BG Group PLC	4,571,872	107,636
BHP Billiton PLC	3,298,888	106,210
BP PLC	10,744,667	77,630
British American Tobacco PLC (United Kingdom)	2,906,800	149,107
British Land Co. PLC	5,756,734	45,728
Burberry Group PLC	1,577,700	38,027
Carphone Warehouse Group PLC	14,430,174	30,682
Diageo PLC	3,917,457	98,823
GlaxoSmithKline PLC	2,658,600	61,425
HSBC Holdings PLC (United Kingdom)	10,856,757	98,018
Jazztel PLC (a)	5,843,900	39,153
Legal & General Group PLC	32,995,838	62,981
London Stock Exchange Group PLC	547,400	9,667
Meggitt PLC	6,792,200	45,035
Michael Page International PLC	3,700,600	24,963
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Next PLC	514,144	$ 24,443
Ocado Group PLC (a)(d)	14,388,400	30,313
Reckitt Benckiser Group PLC	595,000	34,641
Rolls-Royce Group PLC	4,197,715	56,108
Rotork PLC	598,000	21,421
Royal Dutch Shell PLC Class B	6,206,463	227,155
Royalblue Group PLC	607,375	15,280
Ultra Electronics Holdings PLC	614,667	16,801
Vodafone Group PLC	32,422,743	89,756
Xstrata PLC	1,857,800	35,506
TOTAL UNITED KINGDOM		1,771,702
United States of America - 4.2%
Beam, Inc.	312,900	17,766
Cirrus Logic, Inc. (a)	356,774	9,768
Citrix Systems, Inc. (a)	303,600	25,991
Cognizant Technology Solutions Corp. Class A (a)	787,700	57,754
Cummins, Inc.	223,700	25,911
Dollar General Corp. (a)	719,200	34,133
MasterCard, Inc. Class A	160,100	72,408
Michael Kors Holdings Ltd.	827,500	37,792
Royal Gold, Inc.	394,800	24,462
Total System Services, Inc.	1,094,700	25,747
United Technologies Corp.	310,700	25,366
TOTAL UNITED STATES OF AMERICA		357,098
TOTAL COMMON STOCKS (Cost $7,586,277)		8,150,321
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.7%
Volkswagen AG	297,200	56,300
Italy - 0.2%
Fiat Industrial SpA	2,028,320	16,648
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	444,957,790	722
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,671)		73,670
Investment Companies - 0.0%
	Shares	Value (000s)
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $6,902)	216,330	$ 293
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.14% (b)	145,226,599	145,227
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	415,162,260	415,162
TOTAL MONEY MARKET FUNDS (Cost $560,389)		560,389
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $8,210,239)		8,784,673
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(346,812)
NET ASSETS - 100%		$ 8,437,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	1,557
Total	$ 1,594
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ -	$ -	$ -	$ -
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	9,409
Total	$ 10,336	$ -	$ 1,569	$ -	$ 9,409
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,333,113	$ 993,622	$ 339,491	$ -
Consumer Staples	936,188	494,538	441,650	-
Energy	571,862	267,077	304,785	-
Financials	1,620,409	937,508	682,901	-
Health Care	553,242	212,520	340,722	-
Industrials	1,059,206	851,509	207,697	-
Information Technology	1,077,477	818,973	258,504	-
Materials	611,649	431,773	179,876	-
Telecommunication Services	400,033	263,743	136,290	-
Utilities	60,812	60,812	-	-
Investment Companies	293	293	-	-
Money Market Funds	560,389	560,389	-	-
Total Investments in Securities:	$ 8,784,673	$ 5,892,757	$ 2,891,916	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $394,609) - See accompanying schedule: Unaffiliated issuers (cost $7,638,088)	$ 8,214,875
Fidelity Central Funds (cost $560,389)	560,389
Other affiliated issuers (cost $11,762)	9,409
Total Investments (cost $8,210,239)		$ 8,784,673
Foreign currency held at value (cost $2,858)		2,858
Receivable for investments sold		48,540
Receivable for fund shares sold		5,251
Dividends receivable		35,054
Distributions receivable from Fidelity Central Funds		835
Prepaid expenses		9
Other receivables		5,300
Total assets		8,882,520

Liabilities
Payable for investments purchased	$ 9,450
Payable for fund shares redeemed	11,412
Accrued management fee	5,413
Distribution and service plan fees payable	119
Other affiliated payables	1,535
Other payables and accrued expenses	1,568
Collateral on securities loaned, at value	415,162
Total liabilities		444,659

Net Assets		$ 8,437,861
Net Assets consist of:
Paid in capital		$ 9,446,354
Undistributed net investment income		69,050
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,651,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		573,478
Net Assets		$ 8,437,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($300,537 ÷ 9,809.7 shares)	$ 30.64

Maximum offering price per share (100/94.25 of $30.64)	$ 32.51
Class T: Net Asset Value and redemption price per share ($56,614 ÷ 1,859.4 shares)	$ 30.45

Maximum offering price per share (100/96.50 of $30.45)	$ 31.55
Class B: Net Asset Value and offering price per share ($9,076 ÷ 298.7 shares)A	$ 30.39

Class C: Net Asset Value and offering price per share ($31,480 ÷ 1,034.8 shares)A	$ 30.42

International Discovery: Net Asset Value, offering price and redemption price per share ($6,173,937 ÷ 200,242.2 shares)	$ 30.83

Class K: Net Asset Value, offering price and redemption price per share ($1,575,845 ÷ 51,219.8 shares)	$ 30.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($290,372 ÷ 9,432.2 shares)	$ 30.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 126,624
Interest		1
Income from Fidelity Central Funds		1,594
Income before foreign taxes withheld		128,219
Less foreign taxes withheld		(5,881)
Total income		122,338

Expenses
Management fee Basic fee	$ 29,546
Performance adjustment	(1,661)
Transfer agent fees	8,460
Distribution and service plan fees	718
Accounting and security lending fees	859
Custodian fees and expenses	670
Independent trustees' compensation	25
Registration fees	147
Audit	58
Legal	19
Interest	5
Miscellaneous	43
Total expenses before reductions	38,889
Expense reductions	(2,136)	36,753
Net investment income (loss)		85,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,622)
Other affiliated issuers	(1,405)
Foreign currency transactions	(2,181)
Total net realized gain (loss)		(184,208)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $110)	523,787
Assets and liabilities in foreign currencies	(333)
Total change in net unrealized appreciation (depreciation)		523,454
Net gain (loss)		339,246
Net increase (decrease) in net assets resulting from operations		$ 424,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,585	$ 161,608
Net realized gain (loss)	(184,208)	501,938
Change in net unrealized appreciation (depreciation)	523,454	(1,247,522)
Net increase (decrease) in net assets resulting from operations	424,831	(583,976)
Distributions to shareholders from net investment income	(118,968)	(149,936)
Distributions to shareholders from net realized gain	-	(48,090)
Total distributions	(118,968)	(198,026)
Share transactions - net increase (decrease)	(621,058)	(537,341)
Redemption fees	89	160
Total increase (decrease) in net assets	(315,106)	(1,319,183)

Net Assets
Beginning of period	8,752,967	10,072,150
End of period (including undistributed net investment income of $69,050 and undistributed net investment income of $102,433, respectively)	$ 8,437,861	$ 8,752,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.25	.42	.31	.31	.46	.44
Net realized and unrealized gain (loss)	1.25	(2.52)	3.51	4.84	(22.08)	11.76
Total from investment operations	1.50	(2.10)	3.82	5.15	(21.62)	12.20
Distributions from net investment income	(.29)	(.38)	(.28)	(.26)	(.37)	(.35)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.29)	(.54)	(.32)	(.26)	(2.04)	(1.33)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.64	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Total Return B, C, D	5.20%	(6.71)%	13.43%	22.14%	(47.65)%	34.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.30%	1.33%	1.37%	1.32%	1.25%
Expenses net of fee waivers, if any	1.27% A	1.29%	1.33%	1.37%	1.32%	1.25%
Expenses net of all reductions	1.21% A	1.25%	1.28%	1.32%	1.29%	1.22%
Net investment income (loss)	1.72% A	1.31%	1.06%	1.28%	1.27%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 320	$ 392	$ 414	$ 380	$ 417
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Income from Investment Operations
Net investment income (loss) E	.21	.34	.23	.24	.33	.29
Net realized and unrealized gain (loss)	1.25	(2.51)	3.48	4.81	(21.94)	11.71
Total from investment operations	1.46	(2.17)	3.71	5.05	(21.61)	12.00
Distributions from net investment income	(.19)	(.30)	(.21)	(.19)	(.29)	(.26)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.19)	(.46)	(.25)	(.19)	(1.96)	(1.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.45	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Total Return B, C, D	5.07%	(6.96)%	13.14%	21.79%	(47.84)%	34.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.56%	1.60%	1.65%	1.68%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.55%	1.60%	1.65%	1.68%	1.63%
Expenses net of all reductions	1.46% A	1.51%	1.56%	1.60%	1.64%	1.60%
Net investment income (loss)	1.47% A	1.05%	.79%	1.00%	.91%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 61	$ 92	$ 83	$ 64	$ 53
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Income from Investment Operations
Net investment income (loss) E	.14	.17	.08	.12	.15	.08
Net realized and unrealized gain (loss)	1.25	(2.48)	3.44	4.81	(21.77)	11.64
Total from investment operations	1.39	(2.31)	3.52	4.93	(21.62)	11.72
Distributions from net investment income	(.02)	(.12)	(.06)	-	(.16)	(.16)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.02)	(.27) J	(.10)	-	(1.83)	(1.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.39	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Total Return B, C, D	4.78%	(7.39)%	12.52%	21.20%	(48.11)%	33.37%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of fee waivers, if any	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of all reductions	1.96% A	2.02%	2.08%	2.11%	2.15%	2.10%
Net investment income (loss)	.97% A	.54%	.27%	.49%	.40%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 16	$ 15	$ 17
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Income from Investment Operations
Net investment income (loss) E	.14	.18	.09	.12	.15	.09
Net realized and unrealized gain (loss)	1.24	(2.49)	3.45	4.82	(21.82)	11.66
Total from investment operations	1.38	(2.31)	3.54	4.94	(21.67)	11.75
Distributions from net investment income	(.04)	(.14)	(.05)	(.02)	(.17)	(.14)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.04)	(.29) J	(.09)	(.02)	(1.84)	(1.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.42	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Total Return B, C, D	4.76%	(7.37)%	12.54%	21.22%	(48.10)%	33.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.05%	2.09%	2.14%	2.17%	2.11%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.09%	2.14%	2.17%	2.11%
Expenses net of all reductions	1.96% A	2.00%	2.05%	2.09%	2.13%	2.08%
Net investment income (loss)	.97% A	.56%	.30%	.51%	.42%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 33	$ 44	$ 43	$ 36	$ 28
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Income from Investment Operations
Net investment income (loss) D	.30	.53	.40	.37	.57	.53
Net realized and unrealized gain (loss)	1.25	(2.54)	3.54	4.88	(22.29)	11.84
Total from investment operations	1.55	(2.01)	3.94	5.25	(21.72)	12.37
Distributions from net investment income	(.41)	(.48)	(.35)	(.34)	(.41)	(.38)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.64)	(.39)	(.34)	(2.08)	(1.36)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.83	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Total Return B, C	5.34%	(6.39)%	13.76%	22.47%	(47.55)%	34.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.97%	1.05%	1.12%	1.09%	1.04%
Expenses net of fee waivers, if any	.94% A	.96%	1.05%	1.12%	1.09%	1.04%
Expenses net of all reductions	.89% A	.92%	1.00%	1.07%	1.05%	1.00%
Net investment income (loss)	2.04% A	1.64%	1.35%	1.53%	1.51%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,174	$ 6,806	$ 8,133	$ 8,114	$ 6,999	$ 14,176
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.32	.58	.46	.44	.10
Net realized and unrealized gain (loss)	1.26	(2.54)	3.53	4.86	(16.52)
Total from investment operations	1.58	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	-	(.16)	(.04)	-	-
Total distributions	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 30.77	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	5.47%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.76% A	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.71% A	.75%	.79%	.83%	.89% A
Net investment income (loss)	2.22% A	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,576	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	91% A	75%	82%	98%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Income from Investment Operations
Net investment income (loss) D	.30	.54	.41	.39	.53	.55
Net realized and unrealized gain (loss)	1.25	(2.55)	3.55	4.86	(22.24)	11.85
Total from investment operations	1.55	(2.01)	3.96	5.25	(21.71)	12.40
Distributions from net investment income	(.41)	(.50)	(.38)	(.39)	(.44)	(.40)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.65) I	(.42)	(.39)	(2.11)	(1.38)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.79	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Total Return B, C	5.37%	(6.39)%	13.84%	22.52%	(47.51)%	34.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.95%	.99%	1.05%	1.05%	.97%
Expenses net of fee waivers, if any	.93% A	.94%	.99%	1.05%	1.05%	.97%
Expenses net of all reductions	.88% A	.90%	.95%	1.00%	1.01%	.94%
Net investment income (loss)	2.05% A	1.66%	1.40%	1.60%	1.54%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 278	$ 319	$ 267	$ 159	$ 58
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,048,408
Gross unrealized depreciation	(571,068)
Net unrealized appreciation (depreciation) on securities and other investments	$ 477,340

Tax cost	$ 8,307,333

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,349,541)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,765,570 and $4,603,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 373	$ 8
Class T	.25%	.25%	141	1
Class B	.75%	.25%	47	35
Class C	.75%	.25%	157	12
			$ 718	$ 56

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	5
Class B*	11
Class C*	1
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 453.30
Class T	86.30
Class B	14.30
Class C	47.30
International Discovery	7,197.23
Class K	360.05
Institutional Class	303.22
	$ 8,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,289.34%		$ 5

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $314. Security lending

Semiannual Report

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $1,557, including $43 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,136 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 3,123	$ 4,617
Class T	388	859
Class B	6	51
Class C	44	184
International Discovery	90,633	121,061
Class K	20,917	18,291
Institutional Class	3,857	4,873
Total	$ 118,968	$ 149,936
From net realized gain
Class A	$ -	$ 1,880
Class T	-	439
Class B	-	69
Class C	-	209
International Discovery	-	38,831
Class K	-	5,143
Institutional Class	-	1,519
Total	$ -	$ 48,090

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	1,002	2,821	$ 29,166	$ 91,649
Reinvestment of distributions	101	173	2,828	5,606
Shares redeemed	(2,162)	(4,335)	(61,874)	(139,721)
Net increase (decrease)	(1,059)	(1,341)	$ (29,880)	$ (42,466)
Class T
Shares sold	140	443	$ 4,039	$ 14,328
Reinvestment of distributions	13	38	369	1,235
Shares redeemed	(381)	(1,286)	(10,941)	(41,028)
Net increase (decrease)	(228)	(805)	$ (6,533)	$ (25,465)
Class B
Shares sold	2	21	$ 51	$ 671
Reinvestment of distributions	-	3	5	111
Shares redeemed	(54)	(130)	(1,561)	(4,124)
Net increase (decrease)	(52)	(106)	$ (1,505)	$ (3,342)
Class C
Shares sold	135	183	$ 3,824	$ 5,847
Reinvestment of distributions	1	11	39	344
Shares redeemed	(233)	(437)	(6,699)	(13,875)
Net increase (decrease)	(97)	(243)	$ (2,836)	$ (7,684)
International Discovery
Shares sold	9,877	32,543	$ 288,286	$ 1,052,266
Reinvestment of distributions	3,081	4,718	86,859	153,551
Shares redeemed	(41,967)	(59,489)	(1,221,280)	(1,934,353)
Net increase (decrease)	(29,009)	(22,228)	$ (846,135)	$ (728,536)
Class K
Shares sold	16,476	18,148	$ 477,382	$ 593,408
Reinvestment of distributions	744	722	20,917	23,434
Shares redeemed	(7,956)	(10,275)	(233,411)	(330,258)
Net increase (decrease)	9,264	8,595	$ 264,888	$ 286,584
Institutional Class
Shares sold	1,446	2,364	$ 41,448	$ 75,348
Reinvestment of distributions	53	69	1,502	2,254
Shares redeemed	(1,454)	(2,923)	(42,007)	(94,034)
Net increase (decrease)	45	(490)	$ 943	$ (16,432)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGI-USAN-0612
1.807260.107

Fidelity®

International Discovery

Fund -
Class K

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.27%
Actual		$ 1,000.00	$ 1,052.00	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.37
Class T	1.51%
Actual		$ 1,000.00	$ 1,050.70	$ 7.70
HypotheticalA		$ 1,000.00	$ 1,017.35	$ 7.57
Class B	2.01%
Actual		$ 1,000.00	$ 1,047.80	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Class C	2.01%
Actual		$ 1,000.00	$ 1,047.60	$ 10.23
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
International Discovery	.94%
Actual		$ 1,000.00	$ 1,053.40	$ 4.80
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Class K	.76%
Actual		$ 1,000.00	$ 1,054.70	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.82
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,053.70	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.24	$ 4.67

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 21.0%
Japan 16.7%
United States of America 6.7%
France 6.2%
Germany 5.4%
Netherlands 4.7%
Switzerland 4.5%
Korea (South) 3.9%
Australia 3.4%
Other 27.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 21.0%
Japan 15.8%
France 9.1%
Switzerland 6.8%
Germany 6.3%
Australia 3.5%
Netherlands 3.4%
Cayman Islands 2.8%
Korea (South) 2.5%
Other 28.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.5	99.9
Short-Term Investments and Net Other Assets (Liabilities)	2.5	0.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.7	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.8	1.8
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.4	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	0.3
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.2
Gemalto NV (Netherlands, Computers & Peripherals)	1.3	0.9
Japan Tobacco, Inc. (Japan, Tobacco)	1.3	1.3
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.3
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.7
	15.2
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	21.3
Consumer Discretionary	15.8	18.6
Information Technology	12.7	9.8
Industrials	12.6	9.6
Consumer Staples	11.2	12.6
Materials	7.5	6.0
Energy	6.7	7.5
Health Care	6.5	7.2
Telecommunication Services	4.9	6.4
Utilities	0.7	0.9

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 3.4%
Australia & New Zealand Banking Group Ltd.	4,456,031	$ 111,003
Commonwealth Bank of Australia	1,303,655	70,586
Fortescue Metals Group Ltd.	3,503,390	20,586
NRW Holdings Ltd.	2,211,824	9,425
Ramsay Health Care Ltd.	1,305,776	27,249
Spark Infrastructure Group unit	14,882,292	22,482
WorleyParsons Ltd.	909,980	26,783
TOTAL AUSTRALIA		288,114
Bailiwick of Jersey - 1.9%
Experian PLC	4,210,200	66,457
Shire PLC	1,036,900	33,799
Wolseley PLC	1,479,764	56,274
TOTAL BAILIWICK OF JERSEY		156,530
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	1,556,327	112,181
Bermuda - 1.3%
African Minerals Ltd. (a)	2,964,821	25,023
Cheung Kong Infrastructure Holdings Ltd.	6,458,000	38,330
Li & Fung Ltd.	15,198,000	32,517
Petra Diamonds Ltd. (a)	6,298,600	15,877
TOTAL BERMUDA		111,747
Brazil - 1.9%
Arezzo Industria e Comercio SA	849,800	13,375
Qualicorp SA	4,567,000	39,772
Redecard SA	1,037,900	17,478
Souza Cruz Industria e Comercio	1,909,200	29,738
TIM Participacoes SA sponsored ADR (d)	2,036,249	60,945
TOTAL BRAZIL		161,308
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	1,936,600	8,141
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,116,000	48,267
TOTAL BRITISH VIRGIN ISLANDS		56,408
Canada - 0.8%
Goldcorp, Inc.	571,200	21,876
InterOil Corp. (a)(d)	204,400	12,354
Open Text Corp. (a)	609,900	34,195
TOTAL CANADA		68,425
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.7%
Baidu.com, Inc. sponsored ADR (a)	256,700	$ 34,064
Biostime International Holdings Ltd.	8,183,000	23,572
China Kanghui Holdings sponsored ADR (a)(d)	1,747,000	34,888
Eurasia Drilling Co. Ltd. GDR (Reg. S)	317,300	9,043
Sands China Ltd.	9,822,800	38,614
Shenguan Holdings Group Ltd.	9,696,000	5,249
TOTAL CAYMAN ISLANDS		145,430
Denmark - 2.6%
Danske Bank A/S (a)	1,523,998	24,746
Novo Nordisk A/S Series B	819,389	120,808
William Demant Holding A/S (a)	784,700	74,076
TOTAL DENMARK		219,630
France - 6.2%
Arkema SA	341,370	30,237
AXA SA (d)	4,066,402	57,599
BNP Paribas SA	1,457,466	58,557
Bureau Veritas SA	401,400	35,767
Iliad SA	370,211	47,661
JC Decaux SA	547,328	15,531
LVMH Moet Hennessy - Louis Vuitton SA (d)	428,223	70,945
PPR SA (d)	398,700	66,687
Sanofi SA	953,011	72,798
Schneider Electric SA	719,300	44,192
Technip SA	192,300	21,748
TOTAL FRANCE		521,722
Germany - 4.7%
Aareal Bank AG (a)	1,044,895	20,161
Allianz AG	262,417	29,243
BASF AG (d)	642,722	52,913
Bayerische Motoren Werke AG (BMW)	740,107	70,356
Fresenius Medical Care AG & Co. KGaA	384,000	27,271
GEA Group AG	992,880	32,767
Gerry Weber International AG (Bearer)	320,600	13,615
GSW Immobilien AG	404,500	13,465
GSW Immobilien AG rights 5/3/12 (a)	404,500	475
Lanxess AG	329,400	26,229
MTU Aero Engines Holdings AG (d)	286,300	24,112
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SAP AG	869,957	$ 57,694
Wirecard AG	1,592,900	29,522
TOTAL GERMANY		397,823
Hong Kong - 1.6%
AIA Group Ltd.	17,729,600	63,070
HKT Trust / HKT Ltd. unit	23,518,000	18,278
Techtronic Industries Co. Ltd.	46,012,500	55,569
TOTAL HONG KONG		136,917
India - 1.2%
Apollo Hospitals Enterprise Ltd.	442,506	5,296
Housing Development Finance Corp. Ltd.	3,327,565	42,560
IndusInd Bank Ltd.	2,255,331	14,269
The Jammu & Kashmir Bank Ltd.	545,569	9,749
Titan Industries Ltd.	6,456,377	28,564
TOTAL INDIA		100,438
Indonesia - 0.6%
PT Media Nusantara Citra Tbk	74,826,000	18,319
PT Sarana Menara Nusantara Tbk (a)	6,310,500	9,476
PT Tower Bersama Infrastructure Tbk	55,223,500	18,327
TOTAL INDONESIA		46,122
Ireland - 2.0%
Accenture PLC Class A	723,300	46,978
Ingersoll-Rand PLC	653,900	27,804
James Hardie Industries NV CDI	6,070,470	47,371
Paddy Power PLC (Ireland)	728,700	47,557
TOTAL IRELAND		169,710
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	743,300	43,208
Italy - 1.7%
Brunello Cucinelli SpA	64,500	1,025
Fiat Industrial SpA	1,853,300	21,026
Prada SpA	4,029,100	27,367
Saipem SpA	1,811,859	89,513
TOTAL ITALY		138,931
Japan - 16.7%
ABC-Mart, Inc.	1,177,300	42,875
Aozora Bank Ltd.	13,450,000	34,498
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Calbee, Inc. (d)	613,300	$ 37,117
Canon, Inc.	936,700	42,461
Chiyoda Corp.	2,780,000	33,479
Cosmos Pharmaceutical Corp.	770,000	43,172
Credit Saison Co. Ltd.	2,631,100	56,470
CyberAgent, Inc.	7,246	22,317
Don Quijote Co. Ltd.	1,716,200	62,954
Fanuc Corp.	580,800	97,958
Fast Retailing Co. Ltd.	155,700	34,796
Hitachi Ltd.	8,485,000	54,046
Honda Motor Co. Ltd.	2,539,700	91,407
Japan Tobacco, Inc.	19,478	107,909
JS Group Corp.	1,856,500	36,457
JSR Corp.	2,283,400	45,069
Kakaku.com, Inc.	810,600	25,208
KDDI Corp.	7,108	46,534
Keyence Corp.	304,060	71,770
Mitsubishi Corp.	1,836,500	39,803
Mitsubishi Estate Co. Ltd.	1,553,000	27,456
Mitsubishi UFJ Financial Group, Inc.	15,161,400	72,802
Nexon Co. Ltd.	386,400	7,325
ORIX Corp.	1,321,050	126,315
Rakuten, Inc.	76,332	85,142
Seven Bank Ltd.	12,837,900	31,721
So-net M3, Inc.	5,296	24,621
Unicharm Corp.	98,700	5,522
TOTAL JAPAN		1,407,204
Korea (South) - 3.9%
Hyundai Motor Co.	273,935	65,083
Kia Motors Corp.	570,510	42,102
LG Household & Health Care Ltd.	92,676	48,629
NCsoft Corp.	73,550	19,069
NHN Corp.	64,289	14,563
Orion Corp.	74,285	59,027
Samsung Electronics Co. Ltd.	64,872	79,789
TOTAL KOREA (SOUTH)		328,262
Luxembourg - 1.2%
Brait SA	5,949,360	18,625
Millicom International Cellular SA (d)	190,400	20,371
Common Stocks - continued
	Shares	Value (000s)
Luxembourg - continued
Millicom International Cellular SA (depository receipt)	149,700	$ 15,904
Samsonite International SA	25,547,100	49,523
TOTAL LUXEMBOURG		104,423
Mexico - 0.3%
Wal-Mart de Mexico SA de CV Series V	8,018,800	22,927
Netherlands - 4.7%
AEGON NV	5,028,800	23,394
ASML Holding NV	1,164,200	59,363
Gemalto NV	1,463,106	109,026
HeidelbergCement Finance AG (d)	850,200	46,747
ING Groep NV (Certificaten Van Aandelen) (a)	5,244,400	37,001
LyondellBasell Industries NV Class A	474,800	19,837
NXP Semiconductors NV (a)	923,700	23,878
Randstad Holding NV	741,403	25,675
Yandex NV	2,218,600	52,625
TOTAL NETHERLANDS		397,546
Norway - 0.6%
DnB NOR ASA (d)	4,617,355	49,786
Philippines - 0.0%
Alliance Global Group, Inc.	11,837,700	3,470
Poland - 0.5%
Eurocash SA	3,593,990	43,885
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	5,094,802	20,151
Russia - 0.5%
Mobile TeleSystems OJSC sponsored ADR	2,203,700	43,104
South Africa - 0.6%
Shoprite Holdings Ltd.	1,552,300	26,823
Tiger Brands Ltd.	525,500	19,255
TOTAL SOUTH AFRICA		46,078
Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	5,172,700	35,007
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	5,172,679	740
Inditex SA	562,106	50,563
TOTAL SPAIN		86,310
Sweden - 2.5%
Atlas Copco AB (A Shares)	2,131,200	50,737
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Elekta AB:
unit (a)	495,400	$ 1,614
(B Shares)	495,400	25,136
Intrum Justitia AB	1,835,800	27,862
Svenska Handelsbanken AB (A Shares)	1,632,100	52,892
Swedish Match Co. AB	1,250,800	50,845
TOTAL SWEDEN		209,086
Switzerland - 4.5%
Adecco SA (Reg.)	521,444	25,396
Partners Group Holding AG	230,056	43,778
Roche Holding AG (participation certificate)	242,272	44,261
Schindler Holding AG (participation certificate)	554,147	71,684
Swatch Group AG (Bearer)	54,660	25,211
Syngenta AG (Switzerland)	81,540	28,597
UBS AG	4,126,610	51,540
Zurich Financial Services AG	346,539	84,769
TOTAL SWITZERLAND		375,236
Turkey - 0.1%
Boyner Buyuk Magazacilik A/S (a)(e)	4,683,100	9,409
United Kingdom - 21.0%
Aberdeen Asset Management PLC	5,975,132	27,495
Aggreko PLC	1,276,500	46,638
Anglo American PLC (United Kingdom)	1,482,200	56,968
Ashmore Group PLC	3,169,400	19,682
Barclays PLC	21,015,144	74,410
BG Group PLC	4,571,872	107,636
BHP Billiton PLC	3,298,888	106,210
BP PLC	10,744,667	77,630
British American Tobacco PLC (United Kingdom)	2,906,800	149,107
British Land Co. PLC	5,756,734	45,728
Burberry Group PLC	1,577,700	38,027
Carphone Warehouse Group PLC	14,430,174	30,682
Diageo PLC	3,917,457	98,823
GlaxoSmithKline PLC	2,658,600	61,425
HSBC Holdings PLC (United Kingdom)	10,856,757	98,018
Jazztel PLC (a)	5,843,900	39,153
Legal & General Group PLC	32,995,838	62,981
London Stock Exchange Group PLC	547,400	9,667
Meggitt PLC	6,792,200	45,035
Michael Page International PLC	3,700,600	24,963
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Next PLC	514,144	$ 24,443
Ocado Group PLC (a)(d)	14,388,400	30,313
Reckitt Benckiser Group PLC	595,000	34,641
Rolls-Royce Group PLC	4,197,715	56,108
Rotork PLC	598,000	21,421
Royal Dutch Shell PLC Class B	6,206,463	227,155
Royalblue Group PLC	607,375	15,280
Ultra Electronics Holdings PLC	614,667	16,801
Vodafone Group PLC	32,422,743	89,756
Xstrata PLC	1,857,800	35,506
TOTAL UNITED KINGDOM		1,771,702
United States of America - 4.2%
Beam, Inc.	312,900	17,766
Cirrus Logic, Inc. (a)	356,774	9,768
Citrix Systems, Inc. (a)	303,600	25,991
Cognizant Technology Solutions Corp. Class A (a)	787,700	57,754
Cummins, Inc.	223,700	25,911
Dollar General Corp. (a)	719,200	34,133
MasterCard, Inc. Class A	160,100	72,408
Michael Kors Holdings Ltd.	827,500	37,792
Royal Gold, Inc.	394,800	24,462
Total System Services, Inc.	1,094,700	25,747
United Technologies Corp.	310,700	25,366
TOTAL UNITED STATES OF AMERICA		357,098
TOTAL COMMON STOCKS (Cost $7,586,277)		8,150,321
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.7%
Volkswagen AG	297,200	56,300
Italy - 0.2%
Fiat Industrial SpA	2,028,320	16,648
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	444,957,790	722
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,671)		73,670
Investment Companies - 0.0%
	Shares	Value (000s)
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $6,902)	216,330	$ 293
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.14% (b)	145,226,599	145,227
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	415,162,260	415,162
TOTAL MONEY MARKET FUNDS (Cost $560,389)		560,389
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $8,210,239)		8,784,673
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(346,812)
NET ASSETS - 100%		$ 8,437,861
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	1,557
Total	$ 1,594
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 240	$ -	$ -	$ -	$ -
Boyner Buyuk Magazacilik A/S	10,096	-	1,569	-	9,409
Total	$ 10,336	$ -	$ 1,569	$ -	$ 9,409
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,333,113	$ 993,622	$ 339,491	$ -
Consumer Staples	936,188	494,538	441,650	-
Energy	571,862	267,077	304,785	-
Financials	1,620,409	937,508	682,901	-
Health Care	553,242	212,520	340,722	-
Industrials	1,059,206	851,509	207,697	-
Information Technology	1,077,477	818,973	258,504	-
Materials	611,649	431,773	179,876	-
Telecommunication Services	400,033	263,743	136,290	-
Utilities	60,812	60,812	-	-
Investment Companies	293	293	-	-
Money Market Funds	560,389	560,389	-	-
Total Investments in Securities:	$ 8,784,673	$ 5,892,757	$ 2,891,916	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $394,609) - See accompanying schedule: Unaffiliated issuers (cost $7,638,088)	$ 8,214,875
Fidelity Central Funds (cost $560,389)	560,389
Other affiliated issuers (cost $11,762)	9,409
Total Investments (cost $8,210,239)		$ 8,784,673
Foreign currency held at value (cost $2,858)		2,858
Receivable for investments sold		48,540
Receivable for fund shares sold		5,251
Dividends receivable		35,054
Distributions receivable from Fidelity Central Funds		835
Prepaid expenses		9
Other receivables		5,300
Total assets		8,882,520

Liabilities
Payable for investments purchased	$ 9,450
Payable for fund shares redeemed	11,412
Accrued management fee	5,413
Distribution and service plan fees payable	119
Other affiliated payables	1,535
Other payables and accrued expenses	1,568
Collateral on securities loaned, at value	415,162
Total liabilities		444,659

Net Assets		$ 8,437,861
Net Assets consist of:
Paid in capital		$ 9,446,354
Undistributed net investment income		69,050
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,651,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		573,478
Net Assets		$ 8,437,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($300,537 ÷ 9,809.7 shares)	$ 30.64

Maximum offering price per share (100/94.25 of $30.64)	$ 32.51
Class T: Net Asset Value and redemption price per share ($56,614 ÷ 1,859.4 shares)	$ 30.45

Maximum offering price per share (100/96.50 of $30.45)	$ 31.55
Class B: Net Asset Value and offering price per share ($9,076 ÷ 298.7 shares)A	$ 30.39

Class C: Net Asset Value and offering price per share ($31,480 ÷ 1,034.8 shares)A	$ 30.42

International Discovery: Net Asset Value, offering price and redemption price per share ($6,173,937 ÷ 200,242.2 shares)	$ 30.83

Class K: Net Asset Value, offering price and redemption price per share ($1,575,845 ÷ 51,219.8 shares)	$ 30.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($290,372 ÷ 9,432.2 shares)	$ 30.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 126,624
Interest		1
Income from Fidelity Central Funds		1,594
Income before foreign taxes withheld		128,219
Less foreign taxes withheld		(5,881)
Total income		122,338

Expenses
Management fee Basic fee	$ 29,546
Performance adjustment	(1,661)
Transfer agent fees	8,460
Distribution and service plan fees	718
Accounting and security lending fees	859
Custodian fees and expenses	670
Independent trustees' compensation	25
Registration fees	147
Audit	58
Legal	19
Interest	5
Miscellaneous	43
Total expenses before reductions	38,889
Expense reductions	(2,136)	36,753
Net investment income (loss)		85,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(180,622)
Other affiliated issuers	(1,405)
Foreign currency transactions	(2,181)
Total net realized gain (loss)		(184,208)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $110)	523,787
Assets and liabilities in foreign currencies	(333)
Total change in net unrealized appreciation (depreciation)		523,454
Net gain (loss)		339,246
Net increase (decrease) in net assets resulting from operations		$ 424,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,585	$ 161,608
Net realized gain (loss)	(184,208)	501,938
Change in net unrealized appreciation (depreciation)	523,454	(1,247,522)
Net increase (decrease) in net assets resulting from operations	424,831	(583,976)
Distributions to shareholders from net investment income	(118,968)	(149,936)
Distributions to shareholders from net realized gain	-	(48,090)
Total distributions	(118,968)	(198,026)
Share transactions - net increase (decrease)	(621,058)	(537,341)
Redemption fees	89	160
Total increase (decrease) in net assets	(315,106)	(1,319,183)

Net Assets
Beginning of period	8,752,967	10,072,150
End of period (including undistributed net investment income of $69,050 and undistributed net investment income of $102,433, respectively)	$ 8,437,861	$ 8,752,967

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34	$ 36.47
Income from Investment Operations
Net investment income (loss) E	.25	.42	.31	.31	.46	.44
Net realized and unrealized gain (loss)	1.25	(2.52)	3.51	4.84	(22.08)	11.76
Total from investment operations	1.50	(2.10)	3.82	5.15	(21.62)	12.20
Distributions from net investment income	(.29)	(.38)	(.28)	(.26)	(.37)	(.35)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.29)	(.54)	(.32)	(.26)	(2.04)	(1.33)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.64	$ 29.43	$ 32.07	$ 28.57	$ 23.68	$ 47.34
Total Return B, C, D	5.20%	(6.71)%	13.43%	22.14%	(47.65)%	34.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.30%	1.33%	1.37%	1.32%	1.25%
Expenses net of fee waivers, if any	1.27% A	1.29%	1.33%	1.37%	1.32%	1.25%
Expenses net of all reductions	1.21% A	1.25%	1.28%	1.32%	1.29%	1.22%
Net investment income (loss)	1.72% A	1.31%	1.06%	1.28%	1.27%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 301	$ 320	$ 392	$ 414	$ 380	$ 417
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06	$ 36.30
Income from Investment Operations
Net investment income (loss) E	.21	.34	.23	.24	.33	.29
Net realized and unrealized gain (loss)	1.25	(2.51)	3.48	4.81	(21.94)	11.71
Total from investment operations	1.46	(2.17)	3.71	5.05	(21.61)	12.00
Distributions from net investment income	(.19)	(.30)	(.21)	(.19)	(.29)	(.26)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.19)	(.46)	(.25)	(.19)	(1.96)	(1.24)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.45	$ 29.18	$ 31.81	$ 28.35	$ 23.49	$ 47.06
Total Return B, C, D	5.07%	(6.96)%	13.14%	21.79%	(47.84)%	34.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.56%	1.60%	1.65%	1.68%	1.63%
Expenses net of fee waivers, if any	1.51% A	1.55%	1.60%	1.65%	1.68%	1.63%
Expenses net of all reductions	1.46% A	1.51%	1.56%	1.60%	1.64%	1.60%
Net investment income (loss)	1.47% A	1.05%	.79%	1.00%	.91%	.70%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 61	$ 92	$ 83	$ 64	$ 53
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70	$ 36.12
Income from Investment Operations
Net investment income (loss) E	.14	.17	.08	.12	.15	.08
Net realized and unrealized gain (loss)	1.25	(2.48)	3.44	4.81	(21.77)	11.64
Total from investment operations	1.39	(2.31)	3.52	4.93	(21.62)	11.72
Distributions from net investment income	(.02)	(.12)	(.06)	-	(.16)	(.16)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.02)	(.27) J	(.10)	-	(1.83)	(1.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.39	$ 29.02	$ 31.60	$ 28.18	$ 23.25	$ 46.70
Total Return B, C, D	4.78%	(7.39)%	12.52%	21.20%	(48.11)%	33.37%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of fee waivers, if any	2.01% A	2.06%	2.12%	2.16%	2.19%	2.14%
Expenses net of all reductions	1.96% A	2.02%	2.08%	2.11%	2.15%	2.10%
Net investment income (loss)	.97% A	.54%	.27%	.49%	.40%	.19%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 10	$ 14	$ 16	$ 15	$ 17
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82	$ 36.19
Income from Investment Operations
Net investment income (loss) E	.14	.18	.09	.12	.15	.09
Net realized and unrealized gain (loss)	1.24	(2.49)	3.45	4.82	(21.82)	11.66
Total from investment operations	1.38	(2.31)	3.54	4.94	(21.67)	11.75
Distributions from net investment income	(.04)	(.14)	(.05)	(.02)	(.17)	(.14)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.04)	(.29) J	(.09)	(.02)	(1.84)	(1.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 30.42	$ 29.08	$ 31.68	$ 28.23	$ 23.31	$ 46.82
Total Return B, C, D	4.76%	(7.37)%	12.54%	21.22%	(48.10)%	33.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.05%	2.09%	2.14%	2.17%	2.11%
Expenses net of fee waivers, if any	2.01% A	2.04%	2.09%	2.14%	2.17%	2.11%
Expenses net of all reductions	1.96% A	2.00%	2.05%	2.09%	2.13%	2.08%
Net investment income (loss)	.97% A	.56%	.30%	.51%	.42%	.22%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 33	$ 44	$ 43	$ 36	$ 28
Portfolio turnover rate G	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68	$ 36.67
Income from Investment Operations
Net investment income (loss) D	.30	.53	.40	.37	.57	.53
Net realized and unrealized gain (loss)	1.25	(2.54)	3.54	4.88	(22.29)	11.84
Total from investment operations	1.55	(2.01)	3.94	5.25	(21.72)	12.37
Distributions from net investment income	(.41)	(.48)	(.35)	(.34)	(.41)	(.38)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.64)	(.39)	(.34)	(2.08)	(1.36)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.83	$ 29.69	$ 32.34	$ 28.79	$ 23.88	$ 47.68
Total Return B, C	5.34%	(6.39)%	13.76%	22.47%	(47.55)%	34.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.97%	1.05%	1.12%	1.09%	1.04%
Expenses net of fee waivers, if any	.94% A	.96%	1.05%	1.12%	1.09%	1.04%
Expenses net of all reductions	.89% A	.92%	1.00%	1.07%	1.05%	1.00%
Net investment income (loss)	2.04% A	1.64%	1.35%	1.53%	1.51%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 6,174	$ 6,806	$ 8,133	$ 8,114	$ 6,999	$ 14,176
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.66	$ 32.32	$ 28.78	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.32	.58	.46	.44	.10
Net realized and unrealized gain (loss)	1.26	(2.54)	3.53	4.86	(16.52)
Total from investment operations	1.58	(1.96)	3.99	5.30	(16.42)
Distributions from net investment income	(.47)	(.55)	(.41)	(.42)	-
Distributions from net realized gain	-	(.16)	(.04)	-	-
Total distributions	(.47)	(.70) J	(.45)	(.42)	-
Redemption fees added to paid in capital D, I	-	-	-	-	-
Net asset value, end of period	$ 30.77	$ 29.66	$ 32.32	$ 28.78	$ 23.90
Total Return B, C	5.47%	(6.24)%	13.96%	22.80%	(40.72)%
Ratios to Average Net Assets E, H
Expenses before reductions	.76% A	.80%	.84%	.88%	.93% A
Expenses net of fee waivers, if any	.76% A	.79%	.84%	.88%	.93% A
Expenses net of all reductions	.71% A	.75%	.79%	.83%	.89% A
Net investment income (loss)	2.22% A	1.81%	1.55%	1.77%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,576	$ 1,245	$ 1,078	$ 674	$ 145
Portfolio turnover rate F	91% A	75%	82%	98%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.70 per share is comprised of distributions from net investment income of $.548 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73	$ 36.71
Income from Investment Operations
Net investment income (loss) D	.30	.54	.41	.39	.53	.55
Net realized and unrealized gain (loss)	1.25	(2.55)	3.55	4.86	(22.24)	11.85
Total from investment operations	1.55	(2.01)	3.96	5.25	(21.71)	12.40
Distributions from net investment income	(.41)	(.50)	(.38)	(.39)	(.44)	(.40)
Distributions from net realized gain	-	(.16)	(.04)	-	(1.67)	(.98)
Total distributions	(.41)	(.65) I	(.42)	(.39)	(2.11)	(1.38)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 30.79	$ 29.65	$ 32.31	$ 28.77	$ 23.91	$ 47.73
Total Return B, C	5.37%	(6.39)%	13.84%	22.52%	(47.51)%	34.93%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.95%	.99%	1.05%	1.05%	.97%
Expenses net of fee waivers, if any	.93% A	.94%	.99%	1.05%	1.05%	.97%
Expenses net of all reductions	.88% A	.90%	.95%	1.00%	1.01%	.94%
Net investment income (loss)	2.05% A	1.66%	1.40%	1.60%	1.54%	1.36%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 278	$ 319	$ 267	$ 159	$ 58
Portfolio turnover rate F	91% A	75%	82%	98%	79%	56%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.65 per share is comprised of distributions from net investment income of $.497 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Discovery, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,048,408
Gross unrealized depreciation	(571,068)
Net unrealized appreciation (depreciation) on securities and other investments	$ 477,340

Tax cost	$ 8,307,333

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,349,541)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,765,570 and $4,603,191, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 373	$ 8
Class T	.25%	.25%	141	1
Class B	.75%	.25%	47	35
Class C	.75%	.25%	157	12
			$ 718	$ 56

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39
Class T	5
Class B*	11
Class C*	1
$ 56

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 453.30
Class T	86.30
Class B	14.30
Class C	47.30
International Discovery	7,197.23
Class K	360.05
Institutional Class	303.22
	$ 8,460

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,289.34%		$ 5

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $314. Security lending

Semiannual Report

7. Security Lending - continued

income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $1,557, including $43 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,136 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 3,123	$ 4,617
Class T	388	859
Class B	6	51
Class C	44	184
International Discovery	90,633	121,061
Class K	20,917	18,291
Institutional Class	3,857	4,873
Total	$ 118,968	$ 149,936
From net realized gain
Class A	$ -	$ 1,880
Class T	-	439
Class B	-	69
Class C	-	209
International Discovery	-	38,831
Class K	-	5,143
Institutional Class	-	1,519
Total	$ -	$ 48,090

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	1,002	2,821	$ 29,166	$ 91,649
Reinvestment of distributions	101	173	2,828	5,606
Shares redeemed	(2,162)	(4,335)	(61,874)	(139,721)
Net increase (decrease)	(1,059)	(1,341)	$ (29,880)	$ (42,466)
Class T
Shares sold	140	443	$ 4,039	$ 14,328
Reinvestment of distributions	13	38	369	1,235
Shares redeemed	(381)	(1,286)	(10,941)	(41,028)
Net increase (decrease)	(228)	(805)	$ (6,533)	$ (25,465)
Class B
Shares sold	2	21	$ 51	$ 671
Reinvestment of distributions	-	3	5	111
Shares redeemed	(54)	(130)	(1,561)	(4,124)
Net increase (decrease)	(52)	(106)	$ (1,505)	$ (3,342)
Class C
Shares sold	135	183	$ 3,824	$ 5,847
Reinvestment of distributions	1	11	39	344
Shares redeemed	(233)	(437)	(6,699)	(13,875)
Net increase (decrease)	(97)	(243)	$ (2,836)	$ (7,684)
International Discovery
Shares sold	9,877	32,543	$ 288,286	$ 1,052,266
Reinvestment of distributions	3,081	4,718	86,859	153,551
Shares redeemed	(41,967)	(59,489)	(1,221,280)	(1,934,353)
Net increase (decrease)	(29,009)	(22,228)	$ (846,135)	$ (728,536)
Class K
Shares sold	16,476	18,148	$ 477,382	$ 593,408
Reinvestment of distributions	744	722	20,917	23,434
Shares redeemed	(7,956)	(10,275)	(233,411)	(330,258)
Net increase (decrease)	9,264	8,595	$ 264,888	$ 286,584
Institutional Class
Shares sold	1,446	2,364	$ 41,448	$ 75,348
Reinvestment of distributions	53	69	1,502	2,254
Shares redeemed	(1,454)	(2,923)	(42,007)	(94,034)
Net increase (decrease)	45	(490)	$ 943	$ (16,432)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

The Northern Trust Company
Chicago, IL

IGI-K-USAN-0612
1.863310.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,097.30	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,095.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,093.10	$ 11.45
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,092.70	$ 11.45
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
International Growth	1.20%
Actual		$ 1,000.00	$ 1,099.10	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,097.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.3%
United States of America 18.1%
Japan 10.6%
Switzerland 9.5%
Belgium 4.2%
Australia 4.0%
Germany 3.8%
Denmark 3.3%
France 3.3%
Other 24.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.5%
United States of America 17.5%
Switzerland 9.6%
Japan 7.4%
Australia 5.2%
Germany 4.9%
France 4.1%
Belgium 3.5%
Denmark 2.9%
Other 26.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	95.8
Short-Term Investments and Net Other Assets (Liabilities)	2.6	4.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.0	4.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.3	2.9
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.1	3.6
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	2.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.2
Linde AG (Germany, Chemicals)	2.4	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	1.8
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	1.5
Philip Morris International, Inc. (United States of America, Tobacco)	1.8	1.6
MasterCard, Inc. Class A (United States of America, IT Services)	1.8	1.4
	26.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	22.4	22.2
Consumer Discretionary	15.2	12.1
Industrials	13.4	12.7
Materials	13.2	15.8
Financials	10.9	10.4
Health Care	9.5	8.2
Information Technology	7.5	8.5
Energy	4.9	5.2
Telecommunication Services	0.4	0.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.0%
Coca-Cola Amatil Ltd.	68,245	$ 885,208
CSL Ltd.	47,526	1,815,219
Newcrest Mining Ltd.	30,456	834,514
Sydney Airport unit	98,642	299,061
WorleyParsons Ltd.	36,234	1,066,449
TOTAL AUSTRALIA		4,900,451
Austria - 1.1%
Andritz AG	19,600	1,025,924
Zumtobel AG	20,266	279,013
TOTAL AUSTRIA		1,304,937
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	139,565	506,970
Bailiwick of Jersey - 0.9%
Informa PLC	46,650	313,925
Randgold Resources Ltd. sponsored ADR	8,435	751,980
TOTAL BAILIWICK OF JERSEY		1,065,905
Belgium - 4.2%
Anheuser-Busch InBev SA NV (d)	56,091	4,043,090
Umicore SA (d)	20,951	1,136,994
TOTAL BELGIUM		5,180,084
Bermuda - 1.4%
Lazard Ltd. Class A	10,692	294,137
Li & Fung Ltd.	534,000	1,142,518
Trinity Ltd.	328,000	274,367
TOTAL BERMUDA		1,711,022
Brazil - 1.8%
Arezzo Industria e Comercio SA	17,200	270,703
BM&F Bovespa SA	80,200	451,037
Braskem SA Class A sponsored ADR	16,800	246,960
Cetip SA	17,600	271,181
Iguatemi Empresa de Shopping Centers SA	12,300	270,243
Itau Unibanco Banco Multiplo SA sponsored ADR	18,748	294,156
Multiplan Empreendimentos Imobiliarios SA	19,600	462,713
TOTAL BRAZIL		2,266,993
Canada - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	9,200	367,534
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	574,018
Common Stocks - continued
	Shares	Value
Canada - continued
First Quantum Minerals Ltd.	13,600	$ 282,533
Goldcorp, Inc.	16,706	639,826
Open Text Corp. (a)	4,900	274,727
TOTAL CANADA		2,138,638
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	5,380	713,926
NVC Lighting Holdings Ltd.	736,000	267,510
Sands China Ltd.	339,600	1,335,000
TOTAL CAYMAN ISLANDS		2,316,436
Denmark - 3.3%
Novo Nordisk A/S Series B sponsored ADR	21,000	3,087,420
William Demant Holding A/S (a)	10,700	1,010,081
TOTAL DENMARK		4,097,501
Finland - 1.7%
Nokian Tyres PLC	31,108	1,475,507
Outotec Oyj	12,000	644,955
TOTAL FINLAND		2,120,462
France - 3.3%
Alstom SA	26,338	940,691
Danone SA	25,452	1,790,802
Remy Cointreau SA	5,690	634,155
Safran SA	19,500	722,795
TOTAL FRANCE		4,088,443
Germany - 3.8%
Linde AG	17,241	2,951,096
Siemens AG sponsored ADR	19,000	1,764,530
TOTAL GERMANY		4,715,626
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	83,400	1,333,987
India - 0.4%
Bharti Airtel Ltd.	78,769	464,403
Ireland - 1.2%
CRH PLC sponsored ADR	37,600	764,408
James Hardie Industries NV sponsored ADR	18,200	707,070
TOTAL IRELAND		1,471,478
Common Stocks - continued
	Shares	Value
Israel - 0.3%
Azrieli Group	12,600	$ 309,511
Italy - 1.1%
Fiat Industrial SpA	85,401	968,871
Interpump Group SpA	37,651	335,938
TOTAL ITALY		1,304,809
Japan - 10.6%
Autobacs Seven Co. Ltd.	12,300	590,354
Denso Corp.	51,300	1,658,904
Fanuc Corp. (e)	12,200	2,057,665
Fast Retailing Co. Ltd.	3,800	849,232
Japan Tobacco, Inc.	78	432,123
JS Group Corp.	21,600	424,173
Keyence Corp.	5,862	1,383,665
Kobayashi Pharmaceutical Co. Ltd.	10,200	512,309
Mitsui Fudosan Co. Ltd.	47,000	860,944
Osaka Securities Exchange Co. Ltd.	90	515,306
SHO-BOND Holdings Co. Ltd.	12,000	303,521
SMC Corp.	3,100	517,742
Unicharm Corp.	18,200	1,018,198
USS Co. Ltd.	12,420	1,259,929
Yamato Kogyo Co. Ltd.	23,700	674,428
TOTAL JAPAN		13,058,493
Mexico - 0.8%
Wal-Mart de Mexico SA de CV Series V	347,500	993,566
Netherlands - 1.6%
ASML Holding NV	38,600	1,968,214
Portugal - 1.1%
Jeronimo Martins SGPS SA	74,652	1,398,364
South Africa - 1.2%
African Rainbow Minerals Ltd.	11,639	270,848
Clicks Group Ltd.	52,017	312,851
JSE Ltd.	52,400	553,777
Mr Price Group Ltd.	25,000	338,133
TOTAL SOUTH AFRICA		1,475,609
Spain - 1.4%
Inditex SA (d)	12,766	1,148,330
Prosegur Compania de Seguridad SA (Reg.)	9,200	525,400
TOTAL SPAIN		1,673,730
Common Stocks - continued
	Shares	Value
Sweden - 2.2%
Fagerhult AB	9,800	$ 293,821
H&M Hennes & Mauritz AB (B Shares)	44,830	1,540,192
Swedish Match Co. AB	21,200	861,785
TOTAL SWEDEN		2,695,798
Switzerland - 9.5%
Nestle SA	100,540	6,159,471
Roche Holding AG (participation certificate)	13,745	2,511,069
Schindler Holding AG:
(participation certificate)	4,901	633,990
(Reg.)	1,130	144,433
Swatch Group AG (Bearer)	3,780	1,743,494
UBS AG (NY Shares)	47,825	591,595
TOTAL SWITZERLAND		11,784,052
Turkey - 1.6%
Anadolu Efes Biracilik ve Malt Sanayii A/S	21,800	307,086
Coca-Cola Icecek A/S	43,142	606,492
Tupras-Turkiye Petrol Rafinerileri A/S	15,687	327,668
Turkiye Garanti Bankasi A/S	204,500	751,890
TOTAL TURKEY		1,993,136
United Kingdom - 18.3%
Anglo American PLC:
ADR	33,200	640,096
(United Kingdom)	9,000	345,915
Babcock International Group PLC	51,400	693,281
BG Group PLC	149,855	3,528,046
BHP Billiton PLC ADR (d)	59,600	3,835,856
GlaxoSmithKline PLC sponsored ADR	46,200	2,135,826
InterContinental Hotel Group PLC ADR	53,955	1,288,445
Johnson Matthey PLC	28,824	1,082,587
Reckitt Benckiser Group PLC	26,545	1,545,466
Rolls-Royce Group PLC	93,437	1,248,900
Rotork PLC	19,200	687,779
SABMiller PLC	40,866	1,716,942
Serco Group PLC	76,898	677,111
Shaftesbury PLC	37,833	314,095
Standard Chartered PLC (United Kingdom)	93,906	2,295,428
Unite Group PLC	85,300	270,324
Victrex PLC	12,000	282,809
TOTAL UNITED KINGDOM		22,588,906
Common Stocks - continued
	Shares	Value
United States of America - 15.5%
Allergan, Inc.	6,200	$ 595,200
Amazon.com, Inc. (a)	3,500	811,650
Autoliv, Inc. (d)	20,000	1,254,800
Berkshire Hathaway, Inc. Class B (a)	16,623	1,337,320
BorgWarner, Inc. (a)	8,135	642,990
CME Group, Inc.	1,700	451,894
Cymer, Inc. (a)	9,100	471,744
FMC Technologies, Inc. (a)	10,512	494,064
Freeport-McMoRan Copper & Gold, Inc.	7,300	279,590
JPMorgan Chase & Co.	11,900	511,462
Lam Research Corp. (a)	6,755	281,346
Martin Marietta Materials, Inc. (d)	3,200	265,216
MasterCard, Inc. Class A	5,000	2,261,350
Mead Johnson Nutrition Co. Class A	19,600	1,676,976
Mohawk Industries, Inc. (a)	10,400	697,008
National Oilwell Varco, Inc.	7,234	548,048
Philip Morris International, Inc.	25,608	2,292,172
PriceSmart, Inc.	4,400	363,176
ResMed, Inc. (a)	16,800	571,368
Solera Holdings, Inc.	6,089	273,640
Union Pacific Corp.	12,400	1,394,256
Visa, Inc. Class A	13,900	1,709,422
TOTAL UNITED STATES OF AMERICA		19,184,692
TOTAL COMMON STOCKS (Cost $113,575,745)		120,112,216
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $15,984)	9,904,322	16,076
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	2,797,705	$ 2,797,705
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	9,904,631	9,904,631
TOTAL MONEY MARKET FUNDS (Cost $12,702,336)		12,702,336
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $126,294,065)		132,830,628
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(9,446,043)
NET ASSETS - 100%		$ 123,384,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,386
Fidelity Securities Lending Cash Central Fund	25,181
Total	$ 27,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,635,481	$ 14,277,062	$ 4,358,419	$ -
Consumer Staples	27,817,742	25,855,112	1,962,630	-
Energy	5,964,275	5,964,275	-	-
Financials	13,221,988	11,845,738	1,376,250	-
Health Care	11,726,183	11,726,183	-	-
Industrials	16,599,926	13,296,825	3,303,101	-
Information Technology	9,338,034	7,954,369	1,383,665	-
Materials	16,360,260	15,685,832	674,428	-
Telecommunication Services	464,403	464,403	-	-
Money Market Funds	12,702,336	12,702,336	-	-
Total Investments in Securities:	$ 132,830,628	$ 119,772,135	$ 13,058,493	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,426,599) - See accompanying schedule: Unaffiliated issuers (cost $113,591,729)	$ 120,128,292
Fidelity Central Funds (cost $12,702,336)	12,702,336
Total Investments (cost $126,294,065)		$ 132,830,628
Foreign currency held at value (cost $40,219)		40,219
Receivable for investments sold		809,154
Receivable for fund shares sold		399,799
Dividends receivable		576,596
Distributions receivable from Fidelity Central Funds		12,974
Prepaid expenses		81
Receivable from investment adviser for expense reductions		10,349
Other receivables		4,551
Total assets		134,684,351

Liabilities
Payable for investments purchased Regular delivery	$ 771,848
Delayed delivery	51,912
Payable for fund shares redeemed	407,699
Accrued management fee	78,149
Distribution and service plan fees payable	7,157
Other affiliated payables	30,276
Other payables and accrued expenses	48,094
Collateral on securities loaned, at value	9,904,631
Total liabilities		11,299,766

Net Assets		$ 123,384,585
Net Assets consist of:
Paid in capital		$ 121,398,839
Undistributed net investment income		790,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,346,728)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,541,602
Net Assets		$ 123,384,585
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,816,979 ÷ 1,115,784 shares)	$ 8.80

Maximum offering price per share (100/94.25 of $8.80)	$ 9.34
Class T: Net Asset Value and redemption price per share ($4,655,852 ÷ 529,520 shares)	$ 8.79

Maximum offering price per share (100/96.50 of $8.79)	$ 9.11
Class B: Net Asset Value and offering price per share ($518,764 ÷ 58,910 shares)A	$ 8.81

Class C: Net Asset Value and offering price per share ($3,609,983 ÷ 411,885 shares)A	$ 8.76

International Growth: Net Asset Value, offering price and redemption price per share ($102,623,708 ÷ 11,627,862 shares)	$ 8.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,159,299 ÷ 244,753 shares)	$ 8.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,445,096
Interest		13
Income from Fidelity Central Funds		27,567
Income before foreign taxes withheld		1,472,676
Less foreign taxes withheld		(122,067)
Total income		1,350,609

Expenses
Management fee Basic fee	$ 312,232
Performance adjustment	40,241
Transfer agent fees	124,671
Distribution and service plan fees	35,458
Accounting and security lending fees	23,436
Custodian fees and expenses	29,996
Independent trustees' compensation	233
Registration fees	35,897
Audit	34,412
Legal	171
Miscellaneous	377
Total expenses before reductions	637,124
Expense reductions	(80,665)	556,459
Net investment income (loss)		794,150
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(282,378)
Foreign currency transactions	2,842
Total net realized gain (loss)		(279,536)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,772,854
Assets and liabilities in foreign currencies	4,027
Total change in net unrealized appreciation (depreciation)		7,776,881
Net gain (loss)		7,497,345
Net increase (decrease) in net assets resulting from operations		$ 8,291,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 794,150	$ 628,947
Net realized gain (loss)	(279,536)	1,817,821
Change in net unrealized appreciation (depreciation)	7,776,881	(6,057,574)
Net increase (decrease) in net assets resulting from operations	8,291,495	(3,610,806)
Distributions to shareholders from net investment income	(594,738)	(276,358)
Distributions to shareholders from net realized gain	(48,645)	(48,341)
Total distributions	(643,383)	(324,699)
Share transactions - net increase (decrease)	49,294,625	35,841,228
Redemption fees	1,465	7,927
Total increase (decrease) in net assets	56,944,202	31,913,650

Net Assets
Beginning of period	66,440,383	34,526,733
End of period (including undistributed net investment income of $790,872 and undistributed net investment income of $591,460, respectively)	$ 123,384,585	$ 66,440,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.05	.05	.07
Net realized and unrealized gain (loss)	.71	(.31)	1.39	1.55	(4.61)
Total from investment operations	.78	(.23)	1.44	1.60	(4.54)
Distributions from net investment income	(.06)	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.07)	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.80	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Total Return B,C,D	9.73%	(2.76)%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.77%	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.48%	1.47%	1.48%
Net investment income (loss)	1.63% A	.92%	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,817	$ 6,352	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.04	.03	.05
Net realized and unrealized gain (loss)	.71	(.31)	1.39	1.55	(4.60)
Total from investment operations	.77	(.25)	1.43	1.58	(4.55)
Distributions from net investment income	(.05)	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.06)	(.05)	(.05)	(.03)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.79	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Total Return B,C,D	9.57%	(3.03)%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	2.03%	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.69% A	1.68%	1.73%	1.73%	1.73%
Net investment income (loss)	1.37% A	.67%	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,656	$ 2,917	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- J	.01	- J
Net realized and unrealized gain (loss)	.71	(.30)	1.38	1.55	(4.58)
Total from investment operations	.75	(.29)	1.38	1.56	(4.58)
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	-	- J	-	-	-
Total distributions	-	(.01)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.81	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Total Return B,C,D	9.31%	(3.47)%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41% A	2.55%	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.19% A	2.18%	2.23%	2.23%	2.23%
Net investment income (loss)	.87% A	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 519	$ 473	$ 581	$ 328	$ 642
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- J	.01	- J
Net realized and unrealized gain (loss)	.70	(.31)	1.38	1.55	(4.58)
Total from investment operations	.74	(.30)	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	-	-
Total distributions	(.01) L	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Total Return B,C,D	9.27%	(3.57)%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41% A	2.52%	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.24%	2.23%	2.23%
Net investment income (loss)	.88% A	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,610	$ 2,767	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06	.09
Net realized and unrealized gain (loss)	.72	(.30)	1.39	1.54	(4.60)
Total from investment operations	.80	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 8.83	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B,C	9.91%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.36% A	1.52%	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,624	$ 53,437	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06	.09
Net realized and unrealized gain (loss)	.71	(.30)	1.39	1.54	(4.60)
Total from investment operations	.79	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 8.82	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B,C	9.79%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.30% A	1.50%	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,159	$ 493	$ 113	$ 36	$ 521
Portfolio turnover rate F	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,122,266
Gross unrealized depreciation	(4,865,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,256,638

Tax cost	$ 126,573,990

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,819,472)
2017	(2,797,799)
Total capital loss carryforward	$ (4,617,271)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,328,421 and $15,346,428, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,277	$ 386
Class T	.25%	.25%	8,752	85
Class B	.75%	.25%	2,464	1,870
Class C	.75%	.25%	14,965	5,290
			$ 35,458	$ 7,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,581
Class T	2,052
Class B*	171
Class C*	803
$ 10,607

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 11,092.30
Class T	5,678.32
Class B	754.31
Class C	4,571.31
International Growth	101,715.28
Institutional Class	861.20
	$ 124,671

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $145 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,181. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 7,289
Class T	1.70%	3,844
Class B	2.20%	516
Class C	2.20%	3,091
International Growth	1.20%	58,982
Institutional Class	1.20%	433
		$ 74,155

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 50,503	$ 19,878
Class T	18,666	5,087
Class B	-	545
Class C	2,205	1,547
International Growth	516,958	247,117
Institutional Class	6,406	2,184
Total	$ 594,738	$ 276,358
From net realized gain
Class A	$ 4,810	$ 4,255
Class T	2,196	1,455
Class B	-	211
Class C	1,890	826
International Growth	39,262	41,245
Institutional Class	487	349
Total	$ 48,645	$ 48,341

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	424,696	547,911	$ 3,608,067	$ 4,762,829
Reinvestment of distributions	5,422	2,679	42,831	22,867
Shares redeemed	(99,325)	(133,581)	(824,091)	(1,142,023)
Net increase (decrease)	330,793	417,009	$ 2,826,807	$ 3,643,673
Class T
Shares sold	210,648	292,221	$ 1,784,265	$ 2,542,402
Reinvestment of distributions	2,626	762	20,742	6,516
Shares redeemed	(44,628)	(55,432)	(361,618)	(470,382)
Net increase (decrease)	168,646	237,551	$ 1,443,389	$ 2,078,536
Class B
Shares sold	14,994	22,762	$ 124,722	$ 193,446
Reinvestment of distributions	-	78	-	670
Shares redeemed	(14,812)	(33,639)	(123,228)	(282,311)
Net increase (decrease)	182	(10,799)	$ 1,494	$ (88,195)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	131,138	258,483	$ 1,082,983	$ 2,202,762
Reinvestment of distributions	510	274	4,026	2,357
Shares redeemed	(64,222)	(65,559)	(516,047)	(555,739)
Net increase (decrease)	67,426	193,198	$ 570,962	$ 1,649,380
International Growth
Shares sold	6,306,076	5,799,026	$ 53,240,364	$ 50,047,832
Reinvestment of distributions	68,821	33,184	544,378	283,553
Shares redeemed	(1,325,567)	(2,639,092)	(10,948,310)	(22,190,157)
Net increase (decrease)	5,049,330	3,193,118	$ 42,836,432	$ 28,141,228
Institutional Class
Shares sold	211,428	76,126	$ 1,830,685	$ 670,433
Reinvestment of distributions	655	292	5,178	2,491
Shares redeemed	(28,016)	(29,187)	(220,322)	(256,318)
Net increase (decrease)	184,067	47,231	$ 1,615,541	$ 416,606

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManger 60% Portfolio was the owner of record of approximately 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGF-USAN-0612
1.853351.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Growth

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
International Growth Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,097.30	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,095.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,093.10	$ 11.45
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,092.70	$ 11.45
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
International Growth	1.20%
Actual		$ 1,000.00	$ 1,099.10	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,097.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.3%
United States of America 18.1%
Japan 10.6%
Switzerland 9.5%
Belgium 4.2%
Australia 4.0%
Germany 3.8%
Denmark 3.3%
France 3.3%
Other 24.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.5%
United States of America 17.5%
Switzerland 9.6%
Japan 7.4%
Australia 5.2%
Germany 4.9%
France 4.1%
Belgium 3.5%
Denmark 2.9%
Other 26.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	95.8
Short-Term Investments and Net Other Assets (Liabilities)	2.6	4.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.0	4.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.3	2.9
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.1	3.6
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	2.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.2
Linde AG (Germany, Chemicals)	2.4	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	1.8
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	1.5
Philip Morris International, Inc. (United States of America, Tobacco)	1.8	1.6
MasterCard, Inc. Class A (United States of America, IT Services)	1.8	1.4
	26.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	22.4	22.2
Consumer Discretionary	15.2	12.1
Industrials	13.4	12.7
Materials	13.2	15.8
Financials	10.9	10.4
Health Care	9.5	8.2
Information Technology	7.5	8.5
Energy	4.9	5.2
Telecommunication Services	0.4	0.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.0%
Coca-Cola Amatil Ltd.	68,245	$ 885,208
CSL Ltd.	47,526	1,815,219
Newcrest Mining Ltd.	30,456	834,514
Sydney Airport unit	98,642	299,061
WorleyParsons Ltd.	36,234	1,066,449
TOTAL AUSTRALIA		4,900,451
Austria - 1.1%
Andritz AG	19,600	1,025,924
Zumtobel AG	20,266	279,013
TOTAL AUSTRIA		1,304,937
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	139,565	506,970
Bailiwick of Jersey - 0.9%
Informa PLC	46,650	313,925
Randgold Resources Ltd. sponsored ADR	8,435	751,980
TOTAL BAILIWICK OF JERSEY		1,065,905
Belgium - 4.2%
Anheuser-Busch InBev SA NV (d)	56,091	4,043,090
Umicore SA (d)	20,951	1,136,994
TOTAL BELGIUM		5,180,084
Bermuda - 1.4%
Lazard Ltd. Class A	10,692	294,137
Li & Fung Ltd.	534,000	1,142,518
Trinity Ltd.	328,000	274,367
TOTAL BERMUDA		1,711,022
Brazil - 1.8%
Arezzo Industria e Comercio SA	17,200	270,703
BM&F Bovespa SA	80,200	451,037
Braskem SA Class A sponsored ADR	16,800	246,960
Cetip SA	17,600	271,181
Iguatemi Empresa de Shopping Centers SA	12,300	270,243
Itau Unibanco Banco Multiplo SA sponsored ADR	18,748	294,156
Multiplan Empreendimentos Imobiliarios SA	19,600	462,713
TOTAL BRAZIL		2,266,993
Canada - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	9,200	367,534
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	574,018
Common Stocks - continued
	Shares	Value
Canada - continued
First Quantum Minerals Ltd.	13,600	$ 282,533
Goldcorp, Inc.	16,706	639,826
Open Text Corp. (a)	4,900	274,727
TOTAL CANADA		2,138,638
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	5,380	713,926
NVC Lighting Holdings Ltd.	736,000	267,510
Sands China Ltd.	339,600	1,335,000
TOTAL CAYMAN ISLANDS		2,316,436
Denmark - 3.3%
Novo Nordisk A/S Series B sponsored ADR	21,000	3,087,420
William Demant Holding A/S (a)	10,700	1,010,081
TOTAL DENMARK		4,097,501
Finland - 1.7%
Nokian Tyres PLC	31,108	1,475,507
Outotec Oyj	12,000	644,955
TOTAL FINLAND		2,120,462
France - 3.3%
Alstom SA	26,338	940,691
Danone SA	25,452	1,790,802
Remy Cointreau SA	5,690	634,155
Safran SA	19,500	722,795
TOTAL FRANCE		4,088,443
Germany - 3.8%
Linde AG	17,241	2,951,096
Siemens AG sponsored ADR	19,000	1,764,530
TOTAL GERMANY		4,715,626
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	83,400	1,333,987
India - 0.4%
Bharti Airtel Ltd.	78,769	464,403
Ireland - 1.2%
CRH PLC sponsored ADR	37,600	764,408
James Hardie Industries NV sponsored ADR	18,200	707,070
TOTAL IRELAND		1,471,478
Common Stocks - continued
	Shares	Value
Israel - 0.3%
Azrieli Group	12,600	$ 309,511
Italy - 1.1%
Fiat Industrial SpA	85,401	968,871
Interpump Group SpA	37,651	335,938
TOTAL ITALY		1,304,809
Japan - 10.6%
Autobacs Seven Co. Ltd.	12,300	590,354
Denso Corp.	51,300	1,658,904
Fanuc Corp. (e)	12,200	2,057,665
Fast Retailing Co. Ltd.	3,800	849,232
Japan Tobacco, Inc.	78	432,123
JS Group Corp.	21,600	424,173
Keyence Corp.	5,862	1,383,665
Kobayashi Pharmaceutical Co. Ltd.	10,200	512,309
Mitsui Fudosan Co. Ltd.	47,000	860,944
Osaka Securities Exchange Co. Ltd.	90	515,306
SHO-BOND Holdings Co. Ltd.	12,000	303,521
SMC Corp.	3,100	517,742
Unicharm Corp.	18,200	1,018,198
USS Co. Ltd.	12,420	1,259,929
Yamato Kogyo Co. Ltd.	23,700	674,428
TOTAL JAPAN		13,058,493
Mexico - 0.8%
Wal-Mart de Mexico SA de CV Series V	347,500	993,566
Netherlands - 1.6%
ASML Holding NV	38,600	1,968,214
Portugal - 1.1%
Jeronimo Martins SGPS SA	74,652	1,398,364
South Africa - 1.2%
African Rainbow Minerals Ltd.	11,639	270,848
Clicks Group Ltd.	52,017	312,851
JSE Ltd.	52,400	553,777
Mr Price Group Ltd.	25,000	338,133
TOTAL SOUTH AFRICA		1,475,609
Spain - 1.4%
Inditex SA (d)	12,766	1,148,330
Prosegur Compania de Seguridad SA (Reg.)	9,200	525,400
TOTAL SPAIN		1,673,730
Common Stocks - continued
	Shares	Value
Sweden - 2.2%
Fagerhult AB	9,800	$ 293,821
H&M Hennes & Mauritz AB (B Shares)	44,830	1,540,192
Swedish Match Co. AB	21,200	861,785
TOTAL SWEDEN		2,695,798
Switzerland - 9.5%
Nestle SA	100,540	6,159,471
Roche Holding AG (participation certificate)	13,745	2,511,069
Schindler Holding AG:
(participation certificate)	4,901	633,990
(Reg.)	1,130	144,433
Swatch Group AG (Bearer)	3,780	1,743,494
UBS AG (NY Shares)	47,825	591,595
TOTAL SWITZERLAND		11,784,052
Turkey - 1.6%
Anadolu Efes Biracilik ve Malt Sanayii A/S	21,800	307,086
Coca-Cola Icecek A/S	43,142	606,492
Tupras-Turkiye Petrol Rafinerileri A/S	15,687	327,668
Turkiye Garanti Bankasi A/S	204,500	751,890
TOTAL TURKEY		1,993,136
United Kingdom - 18.3%
Anglo American PLC:
ADR	33,200	640,096
(United Kingdom)	9,000	345,915
Babcock International Group PLC	51,400	693,281
BG Group PLC	149,855	3,528,046
BHP Billiton PLC ADR (d)	59,600	3,835,856
GlaxoSmithKline PLC sponsored ADR	46,200	2,135,826
InterContinental Hotel Group PLC ADR	53,955	1,288,445
Johnson Matthey PLC	28,824	1,082,587
Reckitt Benckiser Group PLC	26,545	1,545,466
Rolls-Royce Group PLC	93,437	1,248,900
Rotork PLC	19,200	687,779
SABMiller PLC	40,866	1,716,942
Serco Group PLC	76,898	677,111
Shaftesbury PLC	37,833	314,095
Standard Chartered PLC (United Kingdom)	93,906	2,295,428
Unite Group PLC	85,300	270,324
Victrex PLC	12,000	282,809
TOTAL UNITED KINGDOM		22,588,906
Common Stocks - continued
	Shares	Value
United States of America - 15.5%
Allergan, Inc.	6,200	$ 595,200
Amazon.com, Inc. (a)	3,500	811,650
Autoliv, Inc. (d)	20,000	1,254,800
Berkshire Hathaway, Inc. Class B (a)	16,623	1,337,320
BorgWarner, Inc. (a)	8,135	642,990
CME Group, Inc.	1,700	451,894
Cymer, Inc. (a)	9,100	471,744
FMC Technologies, Inc. (a)	10,512	494,064
Freeport-McMoRan Copper & Gold, Inc.	7,300	279,590
JPMorgan Chase & Co.	11,900	511,462
Lam Research Corp. (a)	6,755	281,346
Martin Marietta Materials, Inc. (d)	3,200	265,216
MasterCard, Inc. Class A	5,000	2,261,350
Mead Johnson Nutrition Co. Class A	19,600	1,676,976
Mohawk Industries, Inc. (a)	10,400	697,008
National Oilwell Varco, Inc.	7,234	548,048
Philip Morris International, Inc.	25,608	2,292,172
PriceSmart, Inc.	4,400	363,176
ResMed, Inc. (a)	16,800	571,368
Solera Holdings, Inc.	6,089	273,640
Union Pacific Corp.	12,400	1,394,256
Visa, Inc. Class A	13,900	1,709,422
TOTAL UNITED STATES OF AMERICA		19,184,692
TOTAL COMMON STOCKS (Cost $113,575,745)		120,112,216
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $15,984)	9,904,322	16,076
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	2,797,705	$ 2,797,705
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	9,904,631	9,904,631
TOTAL MONEY MARKET FUNDS (Cost $12,702,336)		12,702,336
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $126,294,065)		132,830,628
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(9,446,043)
NET ASSETS - 100%		$ 123,384,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,386
Fidelity Securities Lending Cash Central Fund	25,181
Total	$ 27,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,635,481	$ 14,277,062	$ 4,358,419	$ -
Consumer Staples	27,817,742	25,855,112	1,962,630	-
Energy	5,964,275	5,964,275	-	-
Financials	13,221,988	11,845,738	1,376,250	-
Health Care	11,726,183	11,726,183	-	-
Industrials	16,599,926	13,296,825	3,303,101	-
Information Technology	9,338,034	7,954,369	1,383,665	-
Materials	16,360,260	15,685,832	674,428	-
Telecommunication Services	464,403	464,403	-	-
Money Market Funds	12,702,336	12,702,336	-	-
Total Investments in Securities:	$ 132,830,628	$ 119,772,135	$ 13,058,493	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,426,599) - See accompanying schedule: Unaffiliated issuers (cost $113,591,729)	$ 120,128,292
Fidelity Central Funds (cost $12,702,336)	12,702,336
Total Investments (cost $126,294,065)		$ 132,830,628
Foreign currency held at value (cost $40,219)		40,219
Receivable for investments sold		809,154
Receivable for fund shares sold		399,799
Dividends receivable		576,596
Distributions receivable from Fidelity Central Funds		12,974
Prepaid expenses		81
Receivable from investment adviser for expense reductions		10,349
Other receivables		4,551
Total assets		134,684,351

Liabilities
Payable for investments purchased Regular delivery	$ 771,848
Delayed delivery	51,912
Payable for fund shares redeemed	407,699
Accrued management fee	78,149
Distribution and service plan fees payable	7,157
Other affiliated payables	30,276
Other payables and accrued expenses	48,094
Collateral on securities loaned, at value	9,904,631
Total liabilities		11,299,766

Net Assets		$ 123,384,585
Net Assets consist of:
Paid in capital		$ 121,398,839
Undistributed net investment income		790,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,346,728)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,541,602
Net Assets		$ 123,384,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,816,979 ÷ 1,115,784 shares)	$ 8.80

Maximum offering price per share (100/94.25 of $8.80)	$ 9.34
Class T: Net Asset Value and redemption price per share ($4,655,852 ÷ 529,520 shares)	$ 8.79

Maximum offering price per share (100/96.50 of $8.79)	$ 9.11
Class B: Net Asset Value and offering price per share ($518,764 ÷ 58,910 shares)A	$ 8.81

Class C: Net Asset Value and offering price per share ($3,609,983 ÷ 411,885 shares)A	$ 8.76

International Growth: Net Asset Value, offering price and redemption price per share ($102,623,708 ÷ 11,627,862 shares)	$ 8.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,159,299 ÷ 244,753 shares)	$ 8.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,445,096
Interest		13
Income from Fidelity Central Funds		27,567
Income before foreign taxes withheld		1,472,676
Less foreign taxes withheld		(122,067)
Total income		1,350,609

Expenses
Management fee Basic fee	$ 312,232
Performance adjustment	40,241
Transfer agent fees	124,671
Distribution and service plan fees	35,458
Accounting and security lending fees	23,436
Custodian fees and expenses	29,996
Independent trustees' compensation	233
Registration fees	35,897
Audit	34,412
Legal	171
Miscellaneous	377
Total expenses before reductions	637,124
Expense reductions	(80,665)	556,459
Net investment income (loss)		794,150
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(282,378)
Foreign currency transactions	2,842
Total net realized gain (loss)		(279,536)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,772,854
Assets and liabilities in foreign currencies	4,027
Total change in net unrealized appreciation (depreciation)		7,776,881
Net gain (loss)		7,497,345
Net increase (decrease) in net assets resulting from operations		$ 8,291,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 794,150	$ 628,947
Net realized gain (loss)	(279,536)	1,817,821
Change in net unrealized appreciation (depreciation)	7,776,881	(6,057,574)
Net increase (decrease) in net assets resulting from operations	8,291,495	(3,610,806)
Distributions to shareholders from net investment income	(594,738)	(276,358)
Distributions to shareholders from net realized gain	(48,645)	(48,341)
Total distributions	(643,383)	(324,699)
Share transactions - net increase (decrease)	49,294,625	35,841,228
Redemption fees	1,465	7,927
Total increase (decrease) in net assets	56,944,202	31,913,650

Net Assets
Beginning of period	66,440,383	34,526,733
End of period (including undistributed net investment income of $790,872 and undistributed net investment income of $591,460, respectively)	$ 123,384,585	$ 66,440,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.05	.05	.07
Net realized and unrealized gain (loss)	.71	(.31)	1.39	1.55	(4.61)
Total from investment operations	.78	(.23)	1.44	1.60	(4.54)
Distributions from net investment income	(.06)	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.07)	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.80	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Total Return B,C,D	9.73%	(2.76)%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.77%	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.48%	1.47%	1.48%
Net investment income (loss)	1.63% A	.92%	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,817	$ 6,352	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.04	.03	.05
Net realized and unrealized gain (loss)	.71	(.31)	1.39	1.55	(4.60)
Total from investment operations	.77	(.25)	1.43	1.58	(4.55)
Distributions from net investment income	(.05)	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.06)	(.05)	(.05)	(.03)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.79	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Total Return B,C,D	9.57%	(3.03)%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	2.03%	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.69% A	1.68%	1.73%	1.73%	1.73%
Net investment income (loss)	1.37% A	.67%	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,656	$ 2,917	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- J	.01	- J
Net realized and unrealized gain (loss)	.71	(.30)	1.38	1.55	(4.58)
Total from investment operations	.75	(.29)	1.38	1.56	(4.58)
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	-	- J	-	-	-
Total distributions	-	(.01)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.81	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Total Return B,C,D	9.31%	(3.47)%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41% A	2.55%	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.19% A	2.18%	2.23%	2.23%	2.23%
Net investment income (loss)	.87% A	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 519	$ 473	$ 581	$ 328	$ 642
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- J	.01	- J
Net realized and unrealized gain (loss)	.70	(.31)	1.38	1.55	(4.58)
Total from investment operations	.74	(.30)	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	-	-
Total distributions	(.01) L	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Total Return B,C,D	9.27%	(3.57)%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41% A	2.52%	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.24%	2.23%	2.23%
Net investment income (loss)	.88% A	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,610	$ 2,767	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06	.09
Net realized and unrealized gain (loss)	.72	(.30)	1.39	1.54	(4.60)
Total from investment operations	.80	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 8.83	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B,C	9.91%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.36% A	1.52%	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,624	$ 53,437	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06	.09
Net realized and unrealized gain (loss)	.71	(.30)	1.39	1.54	(4.60)
Total from investment operations	.79	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 8.82	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B,C	9.79%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.30% A	1.50%	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,159	$ 493	$ 113	$ 36	$ 521
Portfolio turnover rate F	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,122,266
Gross unrealized depreciation	(4,865,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,256,638

Tax cost	$ 126,573,990

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,819,472)
2017	(2,797,799)
Total capital loss carryforward	$ (4,617,271)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,328,421 and $15,346,428, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,277	$ 386
Class T	.25%	.25%	8,752	85
Class B	.75%	.25%	2,464	1,870
Class C	.75%	.25%	14,965	5,290
			$ 35,458	$ 7,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,581
Class T	2,052
Class B*	171
Class C*	803
$ 10,607

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 11,092.30
Class T	5,678.32
Class B	754.31
Class C	4,571.31
International Growth	101,715.28
Institutional Class	861.20
	$ 124,671

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $145 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,181. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 7,289
Class T	1.70%	3,844
Class B	2.20%	516
Class C	2.20%	3,091
International Growth	1.20%	58,982
Institutional Class	1.20%	433
		$ 74,155

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 50,503	$ 19,878
Class T	18,666	5,087
Class B	-	545
Class C	2,205	1,547
International Growth	516,958	247,117
Institutional Class	6,406	2,184
Total	$ 594,738	$ 276,358
From net realized gain
Class A	$ 4,810	$ 4,255
Class T	2,196	1,455
Class B	-	211
Class C	1,890	826
International Growth	39,262	41,245
Institutional Class	487	349
Total	$ 48,645	$ 48,341

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	424,696	547,911	$ 3,608,067	$ 4,762,829
Reinvestment of distributions	5,422	2,679	42,831	22,867
Shares redeemed	(99,325)	(133,581)	(824,091)	(1,142,023)
Net increase (decrease)	330,793	417,009	$ 2,826,807	$ 3,643,673
Class T
Shares sold	210,648	292,221	$ 1,784,265	$ 2,542,402
Reinvestment of distributions	2,626	762	20,742	6,516
Shares redeemed	(44,628)	(55,432)	(361,618)	(470,382)
Net increase (decrease)	168,646	237,551	$ 1,443,389	$ 2,078,536
Class B
Shares sold	14,994	22,762	$ 124,722	$ 193,446
Reinvestment of distributions	-	78	-	670
Shares redeemed	(14,812)	(33,639)	(123,228)	(282,311)
Net increase (decrease)	182	(10,799)	$ 1,494	$ (88,195)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	131,138	258,483	$ 1,082,983	$ 2,202,762
Reinvestment of distributions	510	274	4,026	2,357
Shares redeemed	(64,222)	(65,559)	(516,047)	(555,739)
Net increase (decrease)	67,426	193,198	$ 570,962	$ 1,649,380
International Growth
Shares sold	6,306,076	5,799,026	$ 53,240,364	$ 50,047,832
Reinvestment of distributions	68,821	33,184	544,378	283,553
Shares redeemed	(1,325,567)	(2,639,092)	(10,948,310)	(22,190,157)
Net increase (decrease)	5,049,330	3,193,118	$ 42,836,432	$ 28,141,228
Institutional Class
Shares sold	211,428	76,126	$ 1,830,685	$ 670,433
Reinvestment of distributions	655	292	5,178	2,491
Shares redeemed	(28,016)	(29,187)	(220,322)	(256,318)
Net increase (decrease)	184,067	47,231	$ 1,615,541	$ 416,606

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManger 60% Portfolio was the owner of record of approximately 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AIGFI-USAN-0612
1.853344.104

Fidelity®

International Growth Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,097.30	$ 7.56
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,095.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,093.10	$ 11.45
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,092.70	$ 11.45
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
International Growth	1.20%
Actual		$ 1,000.00	$ 1,099.10	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,097.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.3%
United States of America 18.1%
Japan 10.6%
Switzerland 9.5%
Belgium 4.2%
Australia 4.0%
Germany 3.8%
Denmark 3.3%
France 3.3%
Other 24.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.5%
United States of America 17.5%
Switzerland 9.6%
Japan 7.4%
Australia 5.2%
Germany 4.9%
France 4.1%
Belgium 3.5%
Denmark 2.9%
Other 26.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	95.8
Short-Term Investments and Net Other Assets (Liabilities)	2.6	4.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	5.0	4.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.3	2.9
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.1	3.6
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	2.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.2
Linde AG (Germany, Chemicals)	2.4	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	1.8
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	1.5
Philip Morris International, Inc. (United States of America, Tobacco)	1.8	1.6
MasterCard, Inc. Class A (United States of America, IT Services)	1.8	1.4
	26.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	22.4	22.2
Consumer Discretionary	15.2	12.1
Industrials	13.4	12.7
Materials	13.2	15.8
Financials	10.9	10.4
Health Care	9.5	8.2
Information Technology	7.5	8.5
Energy	4.9	5.2
Telecommunication Services	0.4	0.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 4.0%
Coca-Cola Amatil Ltd.	68,245	$ 885,208
CSL Ltd.	47,526	1,815,219
Newcrest Mining Ltd.	30,456	834,514
Sydney Airport unit	98,642	299,061
WorleyParsons Ltd.	36,234	1,066,449
TOTAL AUSTRALIA		4,900,451
Austria - 1.1%
Andritz AG	19,600	1,025,924
Zumtobel AG	20,266	279,013
TOTAL AUSTRIA		1,304,937
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	139,565	506,970
Bailiwick of Jersey - 0.9%
Informa PLC	46,650	313,925
Randgold Resources Ltd. sponsored ADR	8,435	751,980
TOTAL BAILIWICK OF JERSEY		1,065,905
Belgium - 4.2%
Anheuser-Busch InBev SA NV (d)	56,091	4,043,090
Umicore SA (d)	20,951	1,136,994
TOTAL BELGIUM		5,180,084
Bermuda - 1.4%
Lazard Ltd. Class A	10,692	294,137
Li & Fung Ltd.	534,000	1,142,518
Trinity Ltd.	328,000	274,367
TOTAL BERMUDA		1,711,022
Brazil - 1.8%
Arezzo Industria e Comercio SA	17,200	270,703
BM&F Bovespa SA	80,200	451,037
Braskem SA Class A sponsored ADR	16,800	246,960
Cetip SA	17,600	271,181
Iguatemi Empresa de Shopping Centers SA	12,300	270,243
Itau Unibanco Banco Multiplo SA sponsored ADR	18,748	294,156
Multiplan Empreendimentos Imobiliarios SA	19,600	462,713
TOTAL BRAZIL		2,266,993
Canada - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	9,200	367,534
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	574,018
Common Stocks - continued
	Shares	Value
Canada - continued
First Quantum Minerals Ltd.	13,600	$ 282,533
Goldcorp, Inc.	16,706	639,826
Open Text Corp. (a)	4,900	274,727
TOTAL CANADA		2,138,638
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	5,380	713,926
NVC Lighting Holdings Ltd.	736,000	267,510
Sands China Ltd.	339,600	1,335,000
TOTAL CAYMAN ISLANDS		2,316,436
Denmark - 3.3%
Novo Nordisk A/S Series B sponsored ADR	21,000	3,087,420
William Demant Holding A/S (a)	10,700	1,010,081
TOTAL DENMARK		4,097,501
Finland - 1.7%
Nokian Tyres PLC	31,108	1,475,507
Outotec Oyj	12,000	644,955
TOTAL FINLAND		2,120,462
France - 3.3%
Alstom SA	26,338	940,691
Danone SA	25,452	1,790,802
Remy Cointreau SA	5,690	634,155
Safran SA	19,500	722,795
TOTAL FRANCE		4,088,443
Germany - 3.8%
Linde AG	17,241	2,951,096
Siemens AG sponsored ADR	19,000	1,764,530
TOTAL GERMANY		4,715,626
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	83,400	1,333,987
India - 0.4%
Bharti Airtel Ltd.	78,769	464,403
Ireland - 1.2%
CRH PLC sponsored ADR	37,600	764,408
James Hardie Industries NV sponsored ADR	18,200	707,070
TOTAL IRELAND		1,471,478
Common Stocks - continued
	Shares	Value
Israel - 0.3%
Azrieli Group	12,600	$ 309,511
Italy - 1.1%
Fiat Industrial SpA	85,401	968,871
Interpump Group SpA	37,651	335,938
TOTAL ITALY		1,304,809
Japan - 10.6%
Autobacs Seven Co. Ltd.	12,300	590,354
Denso Corp.	51,300	1,658,904
Fanuc Corp. (e)	12,200	2,057,665
Fast Retailing Co. Ltd.	3,800	849,232
Japan Tobacco, Inc.	78	432,123
JS Group Corp.	21,600	424,173
Keyence Corp.	5,862	1,383,665
Kobayashi Pharmaceutical Co. Ltd.	10,200	512,309
Mitsui Fudosan Co. Ltd.	47,000	860,944
Osaka Securities Exchange Co. Ltd.	90	515,306
SHO-BOND Holdings Co. Ltd.	12,000	303,521
SMC Corp.	3,100	517,742
Unicharm Corp.	18,200	1,018,198
USS Co. Ltd.	12,420	1,259,929
Yamato Kogyo Co. Ltd.	23,700	674,428
TOTAL JAPAN		13,058,493
Mexico - 0.8%
Wal-Mart de Mexico SA de CV Series V	347,500	993,566
Netherlands - 1.6%
ASML Holding NV	38,600	1,968,214
Portugal - 1.1%
Jeronimo Martins SGPS SA	74,652	1,398,364
South Africa - 1.2%
African Rainbow Minerals Ltd.	11,639	270,848
Clicks Group Ltd.	52,017	312,851
JSE Ltd.	52,400	553,777
Mr Price Group Ltd.	25,000	338,133
TOTAL SOUTH AFRICA		1,475,609
Spain - 1.4%
Inditex SA (d)	12,766	1,148,330
Prosegur Compania de Seguridad SA (Reg.)	9,200	525,400
TOTAL SPAIN		1,673,730
Common Stocks - continued
	Shares	Value
Sweden - 2.2%
Fagerhult AB	9,800	$ 293,821
H&M Hennes & Mauritz AB (B Shares)	44,830	1,540,192
Swedish Match Co. AB	21,200	861,785
TOTAL SWEDEN		2,695,798
Switzerland - 9.5%
Nestle SA	100,540	6,159,471
Roche Holding AG (participation certificate)	13,745	2,511,069
Schindler Holding AG:
(participation certificate)	4,901	633,990
(Reg.)	1,130	144,433
Swatch Group AG (Bearer)	3,780	1,743,494
UBS AG (NY Shares)	47,825	591,595
TOTAL SWITZERLAND		11,784,052
Turkey - 1.6%
Anadolu Efes Biracilik ve Malt Sanayii A/S	21,800	307,086
Coca-Cola Icecek A/S	43,142	606,492
Tupras-Turkiye Petrol Rafinerileri A/S	15,687	327,668
Turkiye Garanti Bankasi A/S	204,500	751,890
TOTAL TURKEY		1,993,136
United Kingdom - 18.3%
Anglo American PLC:
ADR	33,200	640,096
(United Kingdom)	9,000	345,915
Babcock International Group PLC	51,400	693,281
BG Group PLC	149,855	3,528,046
BHP Billiton PLC ADR (d)	59,600	3,835,856
GlaxoSmithKline PLC sponsored ADR	46,200	2,135,826
InterContinental Hotel Group PLC ADR	53,955	1,288,445
Johnson Matthey PLC	28,824	1,082,587
Reckitt Benckiser Group PLC	26,545	1,545,466
Rolls-Royce Group PLC	93,437	1,248,900
Rotork PLC	19,200	687,779
SABMiller PLC	40,866	1,716,942
Serco Group PLC	76,898	677,111
Shaftesbury PLC	37,833	314,095
Standard Chartered PLC (United Kingdom)	93,906	2,295,428
Unite Group PLC	85,300	270,324
Victrex PLC	12,000	282,809
TOTAL UNITED KINGDOM		22,588,906
Common Stocks - continued
	Shares	Value
United States of America - 15.5%
Allergan, Inc.	6,200	$ 595,200
Amazon.com, Inc. (a)	3,500	811,650
Autoliv, Inc. (d)	20,000	1,254,800
Berkshire Hathaway, Inc. Class B (a)	16,623	1,337,320
BorgWarner, Inc. (a)	8,135	642,990
CME Group, Inc.	1,700	451,894
Cymer, Inc. (a)	9,100	471,744
FMC Technologies, Inc. (a)	10,512	494,064
Freeport-McMoRan Copper & Gold, Inc.	7,300	279,590
JPMorgan Chase & Co.	11,900	511,462
Lam Research Corp. (a)	6,755	281,346
Martin Marietta Materials, Inc. (d)	3,200	265,216
MasterCard, Inc. Class A	5,000	2,261,350
Mead Johnson Nutrition Co. Class A	19,600	1,676,976
Mohawk Industries, Inc. (a)	10,400	697,008
National Oilwell Varco, Inc.	7,234	548,048
Philip Morris International, Inc.	25,608	2,292,172
PriceSmart, Inc.	4,400	363,176
ResMed, Inc. (a)	16,800	571,368
Solera Holdings, Inc.	6,089	273,640
Union Pacific Corp.	12,400	1,394,256
Visa, Inc. Class A	13,900	1,709,422
TOTAL UNITED STATES OF AMERICA		19,184,692
TOTAL COMMON STOCKS (Cost $113,575,745)		120,112,216
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $15,984)	9,904,322	16,076
Money Market Funds - 10.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	2,797,705	$ 2,797,705
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	9,904,631	9,904,631
TOTAL MONEY MARKET FUNDS (Cost $12,702,336)		12,702,336
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $126,294,065)		132,830,628
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(9,446,043)
NET ASSETS - 100%		$ 123,384,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,386
Fidelity Securities Lending Cash Central Fund	25,181
Total	$ 27,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,635,481	$ 14,277,062	$ 4,358,419	$ -
Consumer Staples	27,817,742	25,855,112	1,962,630	-
Energy	5,964,275	5,964,275	-	-
Financials	13,221,988	11,845,738	1,376,250	-
Health Care	11,726,183	11,726,183	-	-
Industrials	16,599,926	13,296,825	3,303,101	-
Information Technology	9,338,034	7,954,369	1,383,665	-
Materials	16,360,260	15,685,832	674,428	-
Telecommunication Services	464,403	464,403	-	-
Money Market Funds	12,702,336	12,702,336	-	-
Total Investments in Securities:	$ 132,830,628	$ 119,772,135	$ 13,058,493	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,426,599) - See accompanying schedule: Unaffiliated issuers (cost $113,591,729)	$ 120,128,292
Fidelity Central Funds (cost $12,702,336)	12,702,336
Total Investments (cost $126,294,065)		$ 132,830,628
Foreign currency held at value (cost $40,219)		40,219
Receivable for investments sold		809,154
Receivable for fund shares sold		399,799
Dividends receivable		576,596
Distributions receivable from Fidelity Central Funds		12,974
Prepaid expenses		81
Receivable from investment adviser for expense reductions		10,349
Other receivables		4,551
Total assets		134,684,351

Liabilities
Payable for investments purchased Regular delivery	$ 771,848
Delayed delivery	51,912
Payable for fund shares redeemed	407,699
Accrued management fee	78,149
Distribution and service plan fees payable	7,157
Other affiliated payables	30,276
Other payables and accrued expenses	48,094
Collateral on securities loaned, at value	9,904,631
Total liabilities		11,299,766

Net Assets		$ 123,384,585
Net Assets consist of:
Paid in capital		$ 121,398,839
Undistributed net investment income		790,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,346,728)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,541,602
Net Assets		$ 123,384,585

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,816,979 ÷ 1,115,784 shares)	$ 8.80

Maximum offering price per share (100/94.25 of $8.80)	$ 9.34
Class T: Net Asset Value and redemption price per share ($4,655,852 ÷ 529,520 shares)	$ 8.79

Maximum offering price per share (100/96.50 of $8.79)	$ 9.11
Class B: Net Asset Value and offering price per share ($518,764 ÷ 58,910 shares)A	$ 8.81

Class C: Net Asset Value and offering price per share ($3,609,983 ÷ 411,885 shares)A	$ 8.76

International Growth: Net Asset Value, offering price and redemption price per share ($102,623,708 ÷ 11,627,862 shares)	$ 8.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,159,299 ÷ 244,753 shares)	$ 8.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,445,096
Interest		13
Income from Fidelity Central Funds		27,567
Income before foreign taxes withheld		1,472,676
Less foreign taxes withheld		(122,067)
Total income		1,350,609

Expenses
Management fee Basic fee	$ 312,232
Performance adjustment	40,241
Transfer agent fees	124,671
Distribution and service plan fees	35,458
Accounting and security lending fees	23,436
Custodian fees and expenses	29,996
Independent trustees' compensation	233
Registration fees	35,897
Audit	34,412
Legal	171
Miscellaneous	377
Total expenses before reductions	637,124
Expense reductions	(80,665)	556,459
Net investment income (loss)		794,150
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(282,378)
Foreign currency transactions	2,842
Total net realized gain (loss)		(279,536)
Change in net unrealized appreciation (depreciation) on: Investment securities	7,772,854
Assets and liabilities in foreign currencies	4,027
Total change in net unrealized appreciation (depreciation)		7,776,881
Net gain (loss)		7,497,345
Net increase (decrease) in net assets resulting from operations		$ 8,291,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 794,150	$ 628,947
Net realized gain (loss)	(279,536)	1,817,821
Change in net unrealized appreciation (depreciation)	7,776,881	(6,057,574)
Net increase (decrease) in net assets resulting from operations	8,291,495	(3,610,806)
Distributions to shareholders from net investment income	(594,738)	(276,358)
Distributions to shareholders from net realized gain	(48,645)	(48,341)
Total distributions	(643,383)	(324,699)
Share transactions - net increase (decrease)	49,294,625	35,841,228
Redemption fees	1,465	7,927
Total increase (decrease) in net assets	56,944,202	31,913,650

Net Assets
Beginning of period	66,440,383	34,526,733
End of period (including undistributed net investment income of $790,872 and undistributed net investment income of $591,460, respectively)	$ 123,384,585	$ 66,440,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 8.38	$ 7.01	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.08	.05	.05	.07
Net realized and unrealized gain (loss)	.71	(.31)	1.39	1.55	(4.61)
Total from investment operations	.78	(.23)	1.44	1.60	(4.54)
Distributions from net investment income	(.06)	(.05)	(.05)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.07)	(.06)	(.07) K	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.80	$ 8.09	$ 8.38	$ 7.01	$ 5.46
Total Return B,C,D	9.73%	(2.76)%	20.68%	29.72%	(45.40)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.77%	2.13%	2.46%	2.88%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.48%	1.47%	1.48%
Net investment income (loss)	1.63% A	.92%	.74%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,817	$ 6,352	$ 3,084	$ 1,452	$ 820
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 8.38	$ 7.00	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06	.04	.03	.05
Net realized and unrealized gain (loss)	.71	(.31)	1.39	1.55	(4.60)
Total from investment operations	.77	(.25)	1.43	1.58	(4.55)
Distributions from net investment income	(.05)	(.04)	(.02)	(.03)	-
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.06)	(.05)	(.05)	(.03)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.79	$ 8.08	$ 8.38	$ 7.00	$ 5.45
Total Return B,C,D	9.57%	(3.03)%	20.47%	29.22%	(45.50)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.92% A	2.03%	2.41%	2.67%	3.07%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.69% A	1.68%	1.73%	1.73%	1.73%
Net investment income (loss)	1.37% A	.67%	.49%	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,656	$ 2,917	$ 1,034	$ 532	$ 507
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 8.36	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- J	.01	- J
Net realized and unrealized gain (loss)	.71	(.30)	1.38	1.55	(4.58)
Total from investment operations	.75	(.29)	1.38	1.56	(4.58)
Distributions from net investment income	-	(.01)	-	-	-
Distributions from net realized gain	-	- J	-	-	-
Total distributions	-	(.01)	-	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.81	$ 8.06	$ 8.36	$ 6.98	$ 5.42
Total Return B,C,D	9.31%	(3.47)%	19.77%	28.78%	(45.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41% A	2.55%	2.87%	3.17%	3.55%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.19% A	2.18%	2.23%	2.23%	2.23%
Net investment income (loss)	.87% A	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 519	$ 473	$ 581	$ 328	$ 642
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 8.34	$ 6.98	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.01	- J	.01	- J
Net realized and unrealized gain (loss)	.70	(.31)	1.38	1.55	(4.58)
Total from investment operations	.74	(.30)	1.38	1.56	(4.58)
Distributions from net investment income	(.01)	(.01)	-	-	-
Distributions from net realized gain	(.01)	(.01)	(.02)	-	-
Total distributions	(.01) L	(.01) K	(.02)	-	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 8.76	$ 8.03	$ 8.34	$ 6.98	$ 5.42
Total Return B,C,D	9.27%	(3.57)%	19.82%	28.78%	(45.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41% A	2.52%	2.89%	3.21%	3.52%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.24%	2.23%	2.23%
Net investment income (loss)	.88% A	.17%	(.01)%	.09%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,610	$ 2,767	$ 1,261	$ 780	$ 684
Portfolio turnover rate G	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

L Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06	.09
Net realized and unrealized gain (loss)	.72	(.30)	1.39	1.54	(4.60)
Total from investment operations	.80	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 8.83	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B,C	9.91%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.36% A	1.52%	1.89%	2.19%	2.35%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,624	$ 53,437	$ 28,454	$ 18,254	$ 11,884
Portfolio turnover rate F	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.12	$ 8.40	$ 7.02	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06	.09
Net realized and unrealized gain (loss)	.71	(.30)	1.39	1.54	(4.60)
Total from investment operations	.79	(.20)	1.46	1.60	(4.51)
Distributions from net investment income	(.08)	(.07)	(.06)	(.06)	(.01)
Distributions from net realized gain	(.01)	(.01)	(.03)	-	-
Total distributions	(.09)	(.08)	(.08) J	(.06)	(.01)
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 8.82	$ 8.12	$ 8.40	$ 7.02	$ 5.48
Total Return B,C	9.79%	(2.47)%	20.97%	29.77%	(45.17)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.30% A	1.50%	1.92%	2.01%	2.56%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.18% A	1.18%	1.23%	1.23%	1.23%
Net investment income (loss)	1.88% A	1.17%	.99%	1.09%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,159	$ 493	$ 113	$ 36	$ 521
Portfolio turnover rate F	35% A	68%	87%	116%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Growth and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 11,122,266
Gross unrealized depreciation	(4,865,628)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,256,638

Tax cost	$ 126,573,990

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,819,472)
2017	(2,797,799)
Total capital loss carryforward	$ (4,617,271)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $64,328,421 and $15,346,428, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,277	$ 386
Class T	.25%	.25%	8,752	85
Class B	.75%	.25%	2,464	1,870
Class C	.75%	.25%	14,965	5,290
			$ 35,458	$ 7,631

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,581
Class T	2,052
Class B*	171
Class C*	803
$ 10,607

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 11,092.30
Class T	5,678.32
Class B	754.31
Class C	4,571.31
International Growth	101,715.28
Institutional Class	861.20
	$ 124,671

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $145 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $117 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,181. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 7,289
Class T	1.70%	3,844
Class B	2.20%	516
Class C	2.20%	3,091
International Growth	1.20%	58,982
Institutional Class	1.20%	433
		$ 74,155

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $41.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 50,503	$ 19,878
Class T	18,666	5,087
Class B	-	545
Class C	2,205	1,547
International Growth	516,958	247,117
Institutional Class	6,406	2,184
Total	$ 594,738	$ 276,358
From net realized gain
Class A	$ 4,810	$ 4,255
Class T	2,196	1,455
Class B	-	211
Class C	1,890	826
International Growth	39,262	41,245
Institutional Class	487	349
Total	$ 48,645	$ 48,341

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	424,696	547,911	$ 3,608,067	$ 4,762,829
Reinvestment of distributions	5,422	2,679	42,831	22,867
Shares redeemed	(99,325)	(133,581)	(824,091)	(1,142,023)
Net increase (decrease)	330,793	417,009	$ 2,826,807	$ 3,643,673
Class T
Shares sold	210,648	292,221	$ 1,784,265	$ 2,542,402
Reinvestment of distributions	2,626	762	20,742	6,516
Shares redeemed	(44,628)	(55,432)	(361,618)	(470,382)
Net increase (decrease)	168,646	237,551	$ 1,443,389	$ 2,078,536
Class B
Shares sold	14,994	22,762	$ 124,722	$ 193,446
Reinvestment of distributions	-	78	-	670
Shares redeemed	(14,812)	(33,639)	(123,228)	(282,311)
Net increase (decrease)	182	(10,799)	$ 1,494	$ (88,195)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	131,138	258,483	$ 1,082,983	$ 2,202,762
Reinvestment of distributions	510	274	4,026	2,357
Shares redeemed	(64,222)	(65,559)	(516,047)	(555,739)
Net increase (decrease)	67,426	193,198	$ 570,962	$ 1,649,380
International Growth
Shares sold	6,306,076	5,799,026	$ 53,240,364	$ 50,047,832
Reinvestment of distributions	68,821	33,184	544,378	283,553
Shares redeemed	(1,325,567)	(2,639,092)	(10,948,310)	(22,190,157)
Net increase (decrease)	5,049,330	3,193,118	$ 42,836,432	$ 28,141,228
Institutional Class
Shares sold	211,428	76,126	$ 1,830,685	$ 670,433
Reinvestment of distributions	655	292	5,178	2,491
Shares redeemed	(28,016)	(29,187)	(220,322)	(256,318)
Net increase (decrease)	184,067	47,231	$ 1,615,541	$ 416,606

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManger 60% Portfolio was the owner of record of approximately 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGF-USAN-0612
1.912352.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,092.00	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,090.00	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.52
Class B	2.40%
Actual		$ 1,000.00	$ 1,087.70	$ 12.46
HypotheticalA		$ 1,000.00	$ 1,012.93	$ 12.01
Class C	2.40%
Actual		$ 1,000.00	$ 1,086.90	$ 12.45
HypotheticalA		$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap Opportunities	1.40%
Actual		$ 1,000.00	$ 1,092.10	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,092.30	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 21.1%
United States of America 17.8%
United Kingdom 17.5%
Germany 4.7%
France 3.1%
Canada 2.9%
Brazil 2.9%
South Africa 2.6%
Sweden 2.5%
Other 24.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan 20.9%
United Kingdom 16.7%
United States of America 14.6%
Canada 4.8%
Brazil 4.7%
Germany 4.3%
France 3.8%
Finland 2.4%
South Africa 2.2%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.5	97.9
Short-Term Investments and Net Other Assets (Liabilities)	5.5	2.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.5	2.0
USS Co. Ltd. (Japan, Specialty Retail)	2.0	1.8
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.5
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.6	1.6
CTS Eventim AG (Germany, Media)	1.5	1.2
Andritz AG (Austria, Machinery)	1.5	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.4	1.6
Cymer, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.4	0.9
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.4	1.4
Interpump Group SpA (Italy, Machinery)	1.3	0.9
	16.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	22.4
Consumer Discretionary	19.1	18.6
Financials	14.7	16.4
Consumer Staples	12.1	9.9
Materials	9.5	11.8
Information Technology	7.7	8.2
Health Care	4.9	5.8
Energy	3.5	4.8

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.0%
Ramsay Health Care Ltd.	47,346	$ 988,028
Sydney Airport unit	859,257	2,605,081
TOTAL AUSTRALIA		3,593,109
Austria - 2.1%
Andritz AG	105,600	5,527,426
Zumtobel AG	154,981	2,133,704
TOTAL AUSTRIA		7,661,130
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	670,273	2,434,765
Bailiwick of Jersey - 1.3%
Informa PLC	500,236	3,366,274
Randgold Resources Ltd. sponsored ADR	18,300	1,631,445
TOTAL BAILIWICK OF JERSEY		4,997,719
Belgium - 1.5%
Gimv NV	46,075	2,258,001
Umicore SA	63,474	3,444,682
TOTAL BELGIUM		5,702,683
Bermuda - 0.9%
Lazard Ltd. Class A	29,899	822,521
Trinity Ltd.	3,154,000	2,638,276
TOTAL BERMUDA		3,460,797
Brazil - 2.9%
Arezzo Industria e Comercio SA	109,700	1,726,517
Banco ABC Brasil SA	257,800	1,609,433
Banco Pine SA	217,285	1,487,590
Braskem SA Class A sponsored ADR (d)	117,200	1,722,840
Cetip SA	55,000	847,441
Iguatemi Empresa de Shopping Centers SA	38,700	850,277
Multiplan Empreendimentos Imobiliarios SA	66,600	1,572,279
T4F Entretenimento SA	91,800	838,946
TOTAL BRAZIL		10,655,323
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	246,325	1,035,508
Canada - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	29,960	1,196,883
Copper Mountain Mining Corp. (a)	203,500	883,842
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	113,100	$ 1,603,037
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,790	2,373,973
Open Text Corp. (a)	25,500	1,429,704
Painted Pony Petroleum Ltd. Class A (a)	110,800	894,028
Petrominerales Ltd.	51,579	754,560
TAG Oil Ltd. (a)	96,200	1,022,627
Tuscany International Drilling, Inc. (a)	1,139,200	807,330
TOTAL CANADA		10,965,984
Cayman Islands - 0.8%
China Lilang Ltd.	491,000	453,748
NVC Lighting Holdings Ltd.	4,429,000	1,609,788
Vantage Drilling Co. (a)	525,331	830,023
TOTAL CAYMAN ISLANDS		2,893,559
Denmark - 0.8%
William Demant Holding A/S (a)	32,533	3,071,117
Finland - 2.4%
Nokian Tyres PLC (d)	89,200	4,230,912
Outotec Oyj	87,200	4,686,676
TOTAL FINLAND		8,917,588
France - 3.1%
Laurent-Perrier Group	25,963	2,620,355
Remy Cointreau SA	35,298	3,933,988
Saft Groupe SA	57,419	1,584,075
Vetoquinol SA	28,895	905,406
Virbac SA	15,100	2,539,651
TOTAL FRANCE		11,583,475
Germany - 4.7%
alstria office REIT-AG	167,500	1,784,979
Bilfinger Berger AG	33,159	3,032,767
CompuGROUP Holding AG	92,100	1,417,953
CTS Eventim AG	147,426	5,755,343
Fielmann AG	34,437	3,336,564
Software AG (Bearer) (d)	59,781	2,089,246
TOTAL GERMANY		17,416,852
Common Stocks - continued
	Shares	Value
India - 0.6%
Apollo Tyres Ltd.	492,892	$ 846,054
Jyothy Laboratories Ltd.	393,677	1,303,660
TOTAL INDIA		2,149,714
Ireland - 1.0%
James Hardie Industries NV sponsored ADR	97,775	3,798,559
Israel - 1.0%
Azrieli Group	72,005	1,768,759
Ituran Location & Control Ltd.	148,286	1,992,964
TOTAL ISRAEL		3,761,723
Italy - 2.0%
Azimut Holding SpA	271,773	2,669,516
Interpump Group SpA	550,543	4,912,171
TOTAL ITALY		7,581,687
Japan - 21.1%
Air Water, Inc.	68,000	857,211
Aozora Bank Ltd.	570,000	1,462,018
Asahi Co. Ltd.	83,300	1,643,719
Autobacs Seven Co. Ltd.	86,300	4,142,076
Azbil Corp.	56,000	1,199,815
Cosmos Pharmaceutical Corp.	11,000	616,739
Daikoku Denki Co. Ltd.	64,900	928,102
Daikokutenbussan Co. Ltd.	117,200	3,245,825
FCC Co. Ltd.	149,300	3,048,793
GCA Savvian Group Corp.	1,309	1,364,018
Glory Ltd.	80,300	1,727,023
Goldcrest Co. Ltd.	86,000	1,475,371
Iwatsuka Confectionary Co. Ltd.	5,400	219,112
Kamigumi Co. Ltd.	282,000	2,266,573
Kobayashi Pharmaceutical Co. Ltd.	105,700	5,308,926
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,350,997
Meiko Network Japan Co. Ltd.	100,500	991,793
Miraial Co. Ltd.	39,200	704,135
Nabtesco Corp.	138,400	2,954,702
Nagaileben Co. Ltd.	106,900	1,651,493
Nihon M&A Center, Inc.	123,200	3,527,780
Nihon Parkerizing Co. Ltd.	167,000	2,494,198
Nikkiso Co. Ltd.	71,000	745,596
Nippon Seiki Co. Ltd.	186,000	2,346,403
Nippon Thompson Co. Ltd.	361,000	1,996,356
Common Stocks - continued
	Shares	Value
Japan - continued
NS Tool Co., Ltd.	100	$ 3,586
Obic Co. Ltd.	10,030	2,114,226
Osaka Securities Exchange Co. Ltd.	1,019	5,834,412
OSG Corp.	148,700	2,347,167
Seven Bank Ltd.	937,900	2,317,464
SHO-BOND Holdings Co. Ltd.	98,200	2,483,815
Shoei Co. Ltd.	90,800	651,585
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	1,910,765
Tsutsumi Jewelry Co. Ltd.	36,900	1,079,455
USS Co. Ltd.	72,540	7,358,715
Yamato Kogyo Co. Ltd.	151,700	4,316,911
TOTAL JAPAN		78,686,875
Korea (South) - 0.2%
Woongjin Coway Co. Ltd.	27,480	880,236
Netherlands - 1.9%
Aalberts Industries NV	167,200	3,210,527
ASM International NV unit	66,400	2,355,208
QIAGEN NV (a)(d)	94,200	1,575,966
TOTAL NETHERLANDS		7,141,701
Papua New Guinea - 0.4%
Oil Search Ltd. ADR	178,966	1,370,450
Philippines - 0.5%
Jollibee Food Corp.	757,160	2,012,988
Portugal - 0.8%
Jeronimo Martins SGPS SA	151,700	2,841,610
South Africa - 2.6%
African Rainbow Minerals Ltd.	83,600	1,945,436
City Lodge Hotels Ltd.	106,302	1,161,696
Clicks Group Ltd.	434,802	2,615,073
JSE Ltd.	199,281	2,106,055
Mr Price Group Ltd.	137,500	1,859,733
TOTAL SOUTH AFRICA		9,687,993
Spain - 1.7%
Grifols SA (a)	50,832	1,280,219
Prosegur Compania de Seguridad SA (Reg.)	88,209	5,037,504
TOTAL SPAIN		6,317,723
Sweden - 2.5%
Fagerhult AB	85,150	2,552,948
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	233,600	$ 3,545,319
Swedish Match Co. AB	78,600	3,195,108
TOTAL SWEDEN		9,293,375
Switzerland - 0.7%
Bank Sarasin & Cie Series B (Reg.)	51,074	1,575,750
Zehnder Group AG	14,068	1,034,697
TOTAL SWITZERLAND		2,610,447
Thailand - 0.3%
Thai Re Insurance PCL NVDR	8,020,333	1,058,773
Turkey - 2.1%
Albaraka Turk Katilim Bankasi A/S	1,727,492	1,828,762
Boyner Buyuk Magazacilik A/S (a)	1,150,451	2,311,379
Coca-Cola Icecek A/S	260,000	3,655,094
TOTAL TURKEY		7,795,235
United Kingdom - 17.5%
AMEC PLC	128,340	2,364,303
Babcock International Group PLC	239,700	3,233,064
Bellway PLC	188,172	2,405,198
Britvic PLC	526,200	3,264,275
Dechra Pharmaceuticals PLC	247,100	1,850,929
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	74,130	188,903
Derwent London PLC	57,900	1,637,088
Great Portland Estates PLC	452,489	2,644,700
H&T Group PLC	186,803	879,280
InterContinental Hotel Group PLC ADR	114,600	2,736,648
Johnson Matthey PLC	100,089	3,759,196
Meggitt PLC	726,669	4,818,080
Persimmon PLC	166,563	1,699,140
Rotork PLC	104,900	3,757,709
Serco Group PLC	428,560	3,773,607
Shaftesbury PLC	375,373	3,116,405
Spectris PLC	98,487	3,014,851
Spirax-Sarco Engineering PLC	169,230	6,334,057
Ted Baker PLC	139,000	2,042,343
Ultra Electronics Holdings PLC	106,869	2,921,051
Unite Group PLC	1,424,170	4,513,341
Victrex PLC	179,582	4,232,283
TOTAL UNITED KINGDOM		65,186,451
Common Stocks - continued
	Shares	Value
United States of America - 12.3%
ANSYS, Inc. (a)	13,285	$ 891,025
Autoliv, Inc.	57,500	3,607,550
Broadridge Financial Solutions, Inc.	48,705	1,130,443
Cymer, Inc. (a)	98,673	5,115,208
Dril-Quip, Inc. (a)	35,752	2,409,327
Evercore Partners, Inc. Class A	56,200	1,485,366
Greenhill & Co., Inc.	34,395	1,336,246
Kansas City Southern	43,800	3,373,476
Lam Research Corp. (a)	22,003	916,425
Martin Marietta Materials, Inc. (d)	19,900	1,649,312
Mohawk Industries, Inc. (a)	61,000	4,088,220
Oceaneering International, Inc.	51,200	2,643,456
PriceSmart, Inc.	112,496	9,285,414
ResMed, Inc. (a)	106,200	3,611,862
Solera Holdings, Inc.	64,979	2,920,156
SS&C Technologies Holdings, Inc. (a)	57,600	1,369,152
TOTAL UNITED STATES OF AMERICA		45,832,638
TOTAL COMMON STOCKS (Cost $280,129,935)		352,397,787
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.14% (b)	17,702,650	17,702,650
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,511,410	8,511,410
TOTAL MONEY MARKET FUNDS (Cost $26,214,060)		26,214,060
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $306,343,995)		378,611,847
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,727,745)
NET ASSETS - 100%		$ 372,884,102
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,179
Fidelity Securities Lending Cash Central Fund	50,942
Total	$ 58,121
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,539,403	$ 47,997,765	$ 23,541,638	$ -
Consumer Staples	43,714,967	34,324,365	9,390,602	-
Energy	13,096,104	13,096,104	-	-
Financials	55,114,583	42,661,300	12,453,283	-
Health Care	18,409,170	16,012,081	2,397,089	-
Industrials	85,380,941	68,073,939	17,307,002	-
Information Technology	28,660,511	24,642,335	4,018,176	-
Materials	36,482,108	26,903,023	9,579,085	-
Money Market Funds	26,214,060	26,214,060	-	-
Total Investments in Securities:	$ 378,611,847	$ 299,924,972	$ 78,686,875	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,854,096) - See accompanying schedule: Unaffiliated issuers (cost $280,129,935)	$ 352,397,787
Fidelity Central Funds (cost $26,214,060)	26,214,060
Total Investments (cost $306,343,995)		$ 378,611,847
Foreign currency held at value (cost $69,807)		69,807
Receivable for investments sold		2,187,631
Receivable for fund shares sold		677,708
Dividends receivable		1,959,775
Distributions receivable from Fidelity Central Funds		22,203
Prepaid expenses		364
Receivable from investment adviser for expense reductions		17,308
Other receivables		10,220
Total assets		383,556,863

Liabilities
Payable for investments purchased	$ 1,079,550
Payable for fund shares redeemed	581,200
Accrued management fee	327,236
Distribution and service plan fees payable	15,170
Other affiliated payables	98,638
Other payables and accrued expenses	59,557
Collateral on securities loaned, at value	8,511,410
Total liabilities		10,672,761

Net Assets		$ 372,884,102
Net Assets consist of:
Paid in capital		$ 658,639,436
Undistributed net investment income		1,448,739
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(359,514,168)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,310,095
Net Assets		$ 372,884,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,976,514 ÷ 1,806,183 shares)	$ 10.51

Maximum offering price per share (100/94.25 of $10.51)	$ 11.15
Class T: Net Asset Value and redemption price per share ($8,660,731 ÷ 830,304 shares)	$ 10.43

Maximum offering price per share (100/96.50 of $10.43)	$ 10.81
Class B: Net Asset Value and offering price per share ($2,214,047 ÷ 215,667 shares)A	$ 10.27

Class C: Net Asset Value and offering price per share ($7,073,679 ÷ 690,070 shares)A	$ 10.25

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($333,878,354 ÷ 31,521,734 shares)	$ 10.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,080,777 ÷ 196,216 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,750,682
Income from Fidelity Central Funds		58,121
Income before foreign taxes withheld		4,808,803
Less foreign taxes withheld		(308,994)
Total income		4,499,809

Expenses
Management fee Basic fee	$ 1,545,163
Performance adjustment	383,041
Transfer agent fees	511,282
Distribution and service plan fees	89,196
Accounting and security lending fees	94,295
Custodian fees and expenses	48,995
Independent trustees' compensation	1,085
Registration fees	35,081
Audit	35,804
Legal	809
Miscellaneous	1,767
Total expenses before reductions	2,746,518
Expense reductions	(153,950)	2,592,568
Net investment income (loss)		1,907,241
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,289,436
Foreign currency transactions	(33,572)
Total net realized gain (loss)		11,255,864
Change in net unrealized appreciation (depreciation) on: Investment securities	18,988,993
Assets and liabilities in foreign currencies	51,333
Total change in net unrealized appreciation (depreciation)		19,040,326
Net gain (loss)		30,296,190
Net increase (decrease) in net assets resulting from operations		$ 32,203,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,907,241	$ 7,043,577
Net realized gain (loss)	11,255,864	54,021,779
Change in net unrealized appreciation (depreciation)	19,040,326	(52,262,552)
Net increase (decrease) in net assets resulting from operations	32,203,431	8,802,804
Distributions to shareholders from net investment income	(4,886,680)	(6,223,295)
Distributions to shareholders from net realized gain	(369,319)	(1,761,993)
Total distributions	(5,255,999)	(7,985,288)
Share transactions - net increase (decrease)	(20,348,302)	(78,669,716)
Redemption fees	48,508	71,408
Total increase (decrease) in net assets	6,647,638	(77,780,792)

Net Assets
Beginning of period	366,236,464	444,017,256
End of period (including undistributed net investment income of $1,448,739 and undistributed net investment income of $4,428,178, respectively)	$ 372,884,102	$ 366,236,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18
Income from Investment Operations
Net investment income (loss) E	.04	.15 H	.06	.06	.02	.02
Net realized and unrealized gain (loss)	.84	(.07)	1.85	1.77	(10.85)	4.76
Total from investment operations	.88	.08	1.91	1.83	(10.83)	4.78
Distributions from net investment income	(.11)	(.11)	(.07)	-	(.03)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.12)	(.15)	(.16)	-	(1.90) K	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.51	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97
Total Return B, C, D	9.20%	.81%	24.05%	29.33%	(62.98)%	33.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.34%	1.16%	.94%	1.75%	1.63%
Expenses net of fee waivers, if any	1.65% A	1.33%	1.16%	.94%	1.66%	1.63%
Expenses net of all reductions	1.64% A	1.32%	1.15%	.89%	1.62%	1.59%
Net investment income (loss)	.86% A	1.44% H	.74%	1.00%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,977	$ 18,686	$ 20,228	$ 18,883	$ 17,905	$ 70,785
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12
Income from Investment Operations
Net investment income (loss) E	.03	.12 H	.04	.05	(.02)	(.02)
Net realized and unrealized gain (loss)	.83	(.06)	1.83	1.75	(10.78)	4.74
Total from investment operations	.86	.06	1.87	1.80	(10.80)	4.72
Distributions from net investment income	(.08)	(.08)	(.06)	-	-	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.85)	-
Total distributions	(.09)	(.12)	(.15)	-	(1.85) K	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.43	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85
Total Return B, C, D	9.00%	.60%	23.65%	29.03%	(63.08)%	33.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	1.60%	1.43%	1.20%	2.00%	1.85%
Expenses net of fee waivers, if any	1.90% A	1.60%	1.43%	1.20%	1.91%	1.85%
Expenses net of all reductions	1.89% A	1.59%	1.41%	1.15%	1.87%	1.81%
Net investment income (loss)	.61% A	1.17% H	.48%	.74%	(.12)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,661	$ 8,701	$ 11,202	$ 11,915	$ 11,614	$ 46,568
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04
Income from Investment Operations
Net investment income (loss) E	.01	.07 H	- J	.02	(.08)	(.11)
Net realized and unrealized gain (loss)	.82	(.06)	1.79	1.73	(10.68)	4.70
Total from investment operations	.83	.01	1.79	1.75	(10.76)	4.59
Distributions from net investment income	(.03)	(.06)	(.03)	-	-	-
Distributions from net realized gain	(.01)	(.02)	(.09)	-	(1.76)	-
Total distributions	(.04)	(.07) K	(.12)	-	(1.76) L	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.27	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64
Total Return B, C, D	8.77%	.10%	23.03%	28.59%	(63.32)%	32.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.09%	1.91%	1.69%	2.51%	2.40%
Expenses net of fee waivers, if any	2.40% A	2.09%	1.91%	1.69%	2.41%	2.40%
Expenses net of all reductions	2.39% A	2.07%	1.90%	1.64%	2.38%	2.36%
Net investment income (loss)	.11% A	.68% H	(.01)%	.25%	(.62)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214	$ 2,293	$ 2,902	$ 2,799	$ 2,687	$ 10,975
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. L Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03
Income from Investment Operations
Net investment income (loss) E	.01	.07 H	- J	.02	(.08)	(.11)
Net realized and unrealized gain (loss)	.81	(.06)	1.79	1.73	(10.66)	4.70
Total from investment operations	.82	.01	1.79	1.75	(10.74)	4.59
Distributions from net investment income	(.03)	(.06)	(.03)	-	-	-
Distributions from net realized gain	(.01)	(.02)	(.09)	-	(1.78)	-
Total distributions	(.04)	(.07) K	(.12)	-	(1.78) L	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.25	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63
Total Return B, C, D	8.69%	.10%	23.06%	28.64%	(63.32)%	32.79%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.09%	1.91%	1.68%	2.51%	2.38%
Expenses net of fee waivers, if any	2.40% A	2.09%	1.91%	1.68%	2.41%	2.38%
Expenses net of all reductions	2.39% A	2.07%	1.90%	1.63%	2.38%	2.34%
Net investment income (loss)	.11% A	.68% H	(.01)%	.26%	(.62)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,074	$ 6,900	$ 8,936	$ 8,543	$ 9,497	$ 40,894
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. L Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23
Income from Investment Operations
Net investment income (loss) D	.05	.17 G	.09	.08	.05	.07
Net realized and unrealized gain (loss)	.84	(.06)	1.87	1.78	(10.92)	4.78
Total from investment operations	.89	.11	1.96	1.86	(10.87)	4.85
Distributions from net investment income	(.14)	(.14)	(.09)	- I	(.06)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.15)	(.18)	(.18)	- I	(1.94) J	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.59	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09
Total Return B, C	9.21%	1.10%	24.43%	29.68%	(62.91)%	34.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.47% A	1.08%	.91%	.68%	1.44%	1.30%
Expenses net of fee waivers, if any	1.40% A	1.08%	.91%	.68%	1.44%	1.30%
Expenses net of all reductions	1.39% A	1.06%	.89%	.64%	1.40%	1.25%
Net investment income (loss)	1.11% A	1.69% G	1.00%	1.25%	.36%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,878	$ 328,262	$ 398,331	$ 329,128	$ 312,376	$ 1,433,844
Portfolio turnover rate F	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22
Income from Investment Operations
Net investment income (loss) D	.06	.18 G	.09	.08	.05	.08
Net realized and unrealized gain (loss)	.83	(.06)	1.86	1.79	(10.92)	4.78
Total from investment operations	.89	.12	1.95	1.87	(10.87)	4.86
Distributions from net investment income	(.14)	(.15)	(.07)	- I	(.07)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.15)	(.19)	(.16)	- I	(1.95) J	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.60	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09
Total Return B, C	9.23%	1.13%	24.33%	29.87%	(62.95)%	34.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48% A	1.03%	.90%	.68%	1.40%	1.29%
Expenses net of fee waivers, if any	1.40% A	1.03%	.90%	.68%	1.40%	1.29%
Expenses net of all reductions	1.39% A	1.02%	.88%	.64%	1.37%	1.25%
Net investment income (loss)	1.11% A	1.74% G	1.01%	1.25%	.39%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,081	$ 1,395	$ 2,418	$ 2,022	$ 8,117	$ 27,609
Portfolio turnover rate F	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and capital loss carryforwards due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,388,982
Gross unrealized depreciation	(15,325,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,063,634

Tax cost	$ 308,548,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (37,615,219)
2017	(330,501,908)
Total capital loss carryforward	$ (368,117,127)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,442,680 and $76,672,044, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.07% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,882	$ 233
Class T	.25%	.25%	21,416	240
Class B	.75%	.25%	10,890	8,191
Class C	.75%	.25%	34,008	2,289
			$ 89,196	$ 10,953
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,630
Class T	1,504
Class B*	2,011
Class C*	180
$ 7,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,637.30
Class T	13,571.32
Class B	3,276.30
Class C	10,267.30
International Small Cap Opportunities	454,490.28
Institutional Class	2,041.28
	$ 511,282

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $251 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $538 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $50,942. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 8,618
Class T	1.90%	4,669
Class B	2.40%	1,018
Class C	2.40%	3,225
International Small Cap Opportunities	1.40%	119,143
Institutional Class	1.40%	571
		$ 137,244

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,705 for the period. In addition, through arrangements with the Fund's custodian,credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 208,264	$ 234,699
Class T	69,950	95,132
Class B	6,357	17,225
Class C	20,258	53,555
International Small Cap Opportunities	4,562,121	5,789,167
Institutional Class	19,730	33,517
Total	$ 4,886,680	$ 6,223,295
From net realized gain
Class A	$ 18,763	$ 81,710
Class T	8,968	45,784
Class B	2,355	4,543
Class C	7,235	13,930
International Small Cap Opportunities	330,589	1,606,951
Institutional Class	1,409	9,075
Total	$ 369,319	$ 1,761,993

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	134,912	414,528	$ 1,326,207	$ 4,258,719
Reinvestment of distributions	21,375	27,655	198,575	279,266
Shares redeemed	(266,422)	(586,134)	(2,611,865)	(5,964,528)
Net increase (decrease)	(110,135)	(143,951)	$ (1,087,083)	$ (1,426,543)
Class T
Shares sold	66,806	106,538	$ 638,474	$ 1,079,217
Reinvestment of distributions	8,148	13,404	75,201	134,702
Shares redeemed	(145,356)	(371,432)	(1,419,806)	(3,710,229)
Net increase (decrease)	(70,402)	(251,490)	$ (706,131)	$ (2,496,310)
Class B
Shares sold	1,918	6,900	$ 19,033	$ 67,544
Reinvestment of distributions	862	1,989	7,845	19,877
Shares redeemed	(28,966)	(71,270)	(276,415)	(711,316)
Net increase (decrease)	(26,186)	(62,381)	$ (249,537)	$ (623,895)
Class C
Shares sold	40,582	80,402	$ 388,252	$ 802,688
Reinvestment of distributions	2,800	5,984	25,455	59,727
Shares redeemed	(82,196)	(295,393)	(793,328)	(2,919,335)
Net increase (decrease)	(38,814)	(209,007)	$ (379,621)	$ (2,056,920)
International Small Cap Opportunities
Shares sold	2,859,843	4,054,816	$ 28,503,822	$ 41,630,046
Reinvestment of distributions	495,697	693,159	4,634,765	7,035,420
Shares redeemed	(5,175,390)	(11,579,067)	(51,643,724)	(119,651,010)
Net increase (decrease)	(1,819,850)	(6,831,092)	$ (18,505,137)	$ (70,985,544)
Institutional Class
Shares sold	86,842	36,278	$ 899,107	$ 362,488
Reinvestment of distributions	1,709	3,294	15,997	33,471
Shares redeemed	(33,881)	(141,623)	(335,897)	(1,476,463)
Net increase (decrease)	54,670	(102,051)	$ 579,207	$ (1,080,504)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILS-USAN-0612
1.815093.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap Opportunities

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,092.00	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,090.00	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.52
Class B	2.40%
Actual		$ 1,000.00	$ 1,087.70	$ 12.46
HypotheticalA		$ 1,000.00	$ 1,012.93	$ 12.01
Class C	2.40%
Actual		$ 1,000.00	$ 1,086.90	$ 12.45
HypotheticalA		$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap Opportunities	1.40%
Actual		$ 1,000.00	$ 1,092.10	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,092.30	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 21.1%
United States of America 17.8%
United Kingdom 17.5%
Germany 4.7%
France 3.1%
Canada 2.9%
Brazil 2.9%
South Africa 2.6%
Sweden 2.5%
Other 24.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan 20.9%
United Kingdom 16.7%
United States of America 14.6%
Canada 4.8%
Brazil 4.7%
Germany 4.3%
France 3.8%
Finland 2.4%
South Africa 2.2%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.5	97.9
Short-Term Investments and Net Other Assets (Liabilities)	5.5	2.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.5	2.0
USS Co. Ltd. (Japan, Specialty Retail)	2.0	1.8
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.5
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.6	1.6
CTS Eventim AG (Germany, Media)	1.5	1.2
Andritz AG (Austria, Machinery)	1.5	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.4	1.6
Cymer, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.4	0.9
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.4	1.4
Interpump Group SpA (Italy, Machinery)	1.3	0.9
	16.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	22.4
Consumer Discretionary	19.1	18.6
Financials	14.7	16.4
Consumer Staples	12.1	9.9
Materials	9.5	11.8
Information Technology	7.7	8.2
Health Care	4.9	5.8
Energy	3.5	4.8

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.0%
Ramsay Health Care Ltd.	47,346	$ 988,028
Sydney Airport unit	859,257	2,605,081
TOTAL AUSTRALIA		3,593,109
Austria - 2.1%
Andritz AG	105,600	5,527,426
Zumtobel AG	154,981	2,133,704
TOTAL AUSTRIA		7,661,130
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	670,273	2,434,765
Bailiwick of Jersey - 1.3%
Informa PLC	500,236	3,366,274
Randgold Resources Ltd. sponsored ADR	18,300	1,631,445
TOTAL BAILIWICK OF JERSEY		4,997,719
Belgium - 1.5%
Gimv NV	46,075	2,258,001
Umicore SA	63,474	3,444,682
TOTAL BELGIUM		5,702,683
Bermuda - 0.9%
Lazard Ltd. Class A	29,899	822,521
Trinity Ltd.	3,154,000	2,638,276
TOTAL BERMUDA		3,460,797
Brazil - 2.9%
Arezzo Industria e Comercio SA	109,700	1,726,517
Banco ABC Brasil SA	257,800	1,609,433
Banco Pine SA	217,285	1,487,590
Braskem SA Class A sponsored ADR (d)	117,200	1,722,840
Cetip SA	55,000	847,441
Iguatemi Empresa de Shopping Centers SA	38,700	850,277
Multiplan Empreendimentos Imobiliarios SA	66,600	1,572,279
T4F Entretenimento SA	91,800	838,946
TOTAL BRAZIL		10,655,323
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	246,325	1,035,508
Canada - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	29,960	1,196,883
Copper Mountain Mining Corp. (a)	203,500	883,842
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	113,100	$ 1,603,037
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,790	2,373,973
Open Text Corp. (a)	25,500	1,429,704
Painted Pony Petroleum Ltd. Class A (a)	110,800	894,028
Petrominerales Ltd.	51,579	754,560
TAG Oil Ltd. (a)	96,200	1,022,627
Tuscany International Drilling, Inc. (a)	1,139,200	807,330
TOTAL CANADA		10,965,984
Cayman Islands - 0.8%
China Lilang Ltd.	491,000	453,748
NVC Lighting Holdings Ltd.	4,429,000	1,609,788
Vantage Drilling Co. (a)	525,331	830,023
TOTAL CAYMAN ISLANDS		2,893,559
Denmark - 0.8%
William Demant Holding A/S (a)	32,533	3,071,117
Finland - 2.4%
Nokian Tyres PLC (d)	89,200	4,230,912
Outotec Oyj	87,200	4,686,676
TOTAL FINLAND		8,917,588
France - 3.1%
Laurent-Perrier Group	25,963	2,620,355
Remy Cointreau SA	35,298	3,933,988
Saft Groupe SA	57,419	1,584,075
Vetoquinol SA	28,895	905,406
Virbac SA	15,100	2,539,651
TOTAL FRANCE		11,583,475
Germany - 4.7%
alstria office REIT-AG	167,500	1,784,979
Bilfinger Berger AG	33,159	3,032,767
CompuGROUP Holding AG	92,100	1,417,953
CTS Eventim AG	147,426	5,755,343
Fielmann AG	34,437	3,336,564
Software AG (Bearer) (d)	59,781	2,089,246
TOTAL GERMANY		17,416,852
Common Stocks - continued
	Shares	Value
India - 0.6%
Apollo Tyres Ltd.	492,892	$ 846,054
Jyothy Laboratories Ltd.	393,677	1,303,660
TOTAL INDIA		2,149,714
Ireland - 1.0%
James Hardie Industries NV sponsored ADR	97,775	3,798,559
Israel - 1.0%
Azrieli Group	72,005	1,768,759
Ituran Location & Control Ltd.	148,286	1,992,964
TOTAL ISRAEL		3,761,723
Italy - 2.0%
Azimut Holding SpA	271,773	2,669,516
Interpump Group SpA	550,543	4,912,171
TOTAL ITALY		7,581,687
Japan - 21.1%
Air Water, Inc.	68,000	857,211
Aozora Bank Ltd.	570,000	1,462,018
Asahi Co. Ltd.	83,300	1,643,719
Autobacs Seven Co. Ltd.	86,300	4,142,076
Azbil Corp.	56,000	1,199,815
Cosmos Pharmaceutical Corp.	11,000	616,739
Daikoku Denki Co. Ltd.	64,900	928,102
Daikokutenbussan Co. Ltd.	117,200	3,245,825
FCC Co. Ltd.	149,300	3,048,793
GCA Savvian Group Corp.	1,309	1,364,018
Glory Ltd.	80,300	1,727,023
Goldcrest Co. Ltd.	86,000	1,475,371
Iwatsuka Confectionary Co. Ltd.	5,400	219,112
Kamigumi Co. Ltd.	282,000	2,266,573
Kobayashi Pharmaceutical Co. Ltd.	105,700	5,308,926
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,350,997
Meiko Network Japan Co. Ltd.	100,500	991,793
Miraial Co. Ltd.	39,200	704,135
Nabtesco Corp.	138,400	2,954,702
Nagaileben Co. Ltd.	106,900	1,651,493
Nihon M&A Center, Inc.	123,200	3,527,780
Nihon Parkerizing Co. Ltd.	167,000	2,494,198
Nikkiso Co. Ltd.	71,000	745,596
Nippon Seiki Co. Ltd.	186,000	2,346,403
Nippon Thompson Co. Ltd.	361,000	1,996,356
Common Stocks - continued
	Shares	Value
Japan - continued
NS Tool Co., Ltd.	100	$ 3,586
Obic Co. Ltd.	10,030	2,114,226
Osaka Securities Exchange Co. Ltd.	1,019	5,834,412
OSG Corp.	148,700	2,347,167
Seven Bank Ltd.	937,900	2,317,464
SHO-BOND Holdings Co. Ltd.	98,200	2,483,815
Shoei Co. Ltd.	90,800	651,585
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	1,910,765
Tsutsumi Jewelry Co. Ltd.	36,900	1,079,455
USS Co. Ltd.	72,540	7,358,715
Yamato Kogyo Co. Ltd.	151,700	4,316,911
TOTAL JAPAN		78,686,875
Korea (South) - 0.2%
Woongjin Coway Co. Ltd.	27,480	880,236
Netherlands - 1.9%
Aalberts Industries NV	167,200	3,210,527
ASM International NV unit	66,400	2,355,208
QIAGEN NV (a)(d)	94,200	1,575,966
TOTAL NETHERLANDS		7,141,701
Papua New Guinea - 0.4%
Oil Search Ltd. ADR	178,966	1,370,450
Philippines - 0.5%
Jollibee Food Corp.	757,160	2,012,988
Portugal - 0.8%
Jeronimo Martins SGPS SA	151,700	2,841,610
South Africa - 2.6%
African Rainbow Minerals Ltd.	83,600	1,945,436
City Lodge Hotels Ltd.	106,302	1,161,696
Clicks Group Ltd.	434,802	2,615,073
JSE Ltd.	199,281	2,106,055
Mr Price Group Ltd.	137,500	1,859,733
TOTAL SOUTH AFRICA		9,687,993
Spain - 1.7%
Grifols SA (a)	50,832	1,280,219
Prosegur Compania de Seguridad SA (Reg.)	88,209	5,037,504
TOTAL SPAIN		6,317,723
Sweden - 2.5%
Fagerhult AB	85,150	2,552,948
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	233,600	$ 3,545,319
Swedish Match Co. AB	78,600	3,195,108
TOTAL SWEDEN		9,293,375
Switzerland - 0.7%
Bank Sarasin & Cie Series B (Reg.)	51,074	1,575,750
Zehnder Group AG	14,068	1,034,697
TOTAL SWITZERLAND		2,610,447
Thailand - 0.3%
Thai Re Insurance PCL NVDR	8,020,333	1,058,773
Turkey - 2.1%
Albaraka Turk Katilim Bankasi A/S	1,727,492	1,828,762
Boyner Buyuk Magazacilik A/S (a)	1,150,451	2,311,379
Coca-Cola Icecek A/S	260,000	3,655,094
TOTAL TURKEY		7,795,235
United Kingdom - 17.5%
AMEC PLC	128,340	2,364,303
Babcock International Group PLC	239,700	3,233,064
Bellway PLC	188,172	2,405,198
Britvic PLC	526,200	3,264,275
Dechra Pharmaceuticals PLC	247,100	1,850,929
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	74,130	188,903
Derwent London PLC	57,900	1,637,088
Great Portland Estates PLC	452,489	2,644,700
H&T Group PLC	186,803	879,280
InterContinental Hotel Group PLC ADR	114,600	2,736,648
Johnson Matthey PLC	100,089	3,759,196
Meggitt PLC	726,669	4,818,080
Persimmon PLC	166,563	1,699,140
Rotork PLC	104,900	3,757,709
Serco Group PLC	428,560	3,773,607
Shaftesbury PLC	375,373	3,116,405
Spectris PLC	98,487	3,014,851
Spirax-Sarco Engineering PLC	169,230	6,334,057
Ted Baker PLC	139,000	2,042,343
Ultra Electronics Holdings PLC	106,869	2,921,051
Unite Group PLC	1,424,170	4,513,341
Victrex PLC	179,582	4,232,283
TOTAL UNITED KINGDOM		65,186,451
Common Stocks - continued
	Shares	Value
United States of America - 12.3%
ANSYS, Inc. (a)	13,285	$ 891,025
Autoliv, Inc.	57,500	3,607,550
Broadridge Financial Solutions, Inc.	48,705	1,130,443
Cymer, Inc. (a)	98,673	5,115,208
Dril-Quip, Inc. (a)	35,752	2,409,327
Evercore Partners, Inc. Class A	56,200	1,485,366
Greenhill & Co., Inc.	34,395	1,336,246
Kansas City Southern	43,800	3,373,476
Lam Research Corp. (a)	22,003	916,425
Martin Marietta Materials, Inc. (d)	19,900	1,649,312
Mohawk Industries, Inc. (a)	61,000	4,088,220
Oceaneering International, Inc.	51,200	2,643,456
PriceSmart, Inc.	112,496	9,285,414
ResMed, Inc. (a)	106,200	3,611,862
Solera Holdings, Inc.	64,979	2,920,156
SS&C Technologies Holdings, Inc. (a)	57,600	1,369,152
TOTAL UNITED STATES OF AMERICA		45,832,638
TOTAL COMMON STOCKS (Cost $280,129,935)		352,397,787
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.14% (b)	17,702,650	17,702,650
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,511,410	8,511,410
TOTAL MONEY MARKET FUNDS (Cost $26,214,060)		26,214,060
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $306,343,995)		378,611,847
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,727,745)
NET ASSETS - 100%		$ 372,884,102
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,179
Fidelity Securities Lending Cash Central Fund	50,942
Total	$ 58,121
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,539,403	$ 47,997,765	$ 23,541,638	$ -
Consumer Staples	43,714,967	34,324,365	9,390,602	-
Energy	13,096,104	13,096,104	-	-
Financials	55,114,583	42,661,300	12,453,283	-
Health Care	18,409,170	16,012,081	2,397,089	-
Industrials	85,380,941	68,073,939	17,307,002	-
Information Technology	28,660,511	24,642,335	4,018,176	-
Materials	36,482,108	26,903,023	9,579,085	-
Money Market Funds	26,214,060	26,214,060	-	-
Total Investments in Securities:	$ 378,611,847	$ 299,924,972	$ 78,686,875	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,854,096) - See accompanying schedule: Unaffiliated issuers (cost $280,129,935)	$ 352,397,787
Fidelity Central Funds (cost $26,214,060)	26,214,060
Total Investments (cost $306,343,995)		$ 378,611,847
Foreign currency held at value (cost $69,807)		69,807
Receivable for investments sold		2,187,631
Receivable for fund shares sold		677,708
Dividends receivable		1,959,775
Distributions receivable from Fidelity Central Funds		22,203
Prepaid expenses		364
Receivable from investment adviser for expense reductions		17,308
Other receivables		10,220
Total assets		383,556,863

Liabilities
Payable for investments purchased	$ 1,079,550
Payable for fund shares redeemed	581,200
Accrued management fee	327,236
Distribution and service plan fees payable	15,170
Other affiliated payables	98,638
Other payables and accrued expenses	59,557
Collateral on securities loaned, at value	8,511,410
Total liabilities		10,672,761

Net Assets		$ 372,884,102
Net Assets consist of:
Paid in capital		$ 658,639,436
Undistributed net investment income		1,448,739
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(359,514,168)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,310,095
Net Assets		$ 372,884,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,976,514 ÷ 1,806,183 shares)	$ 10.51

Maximum offering price per share (100/94.25 of $10.51)	$ 11.15
Class T: Net Asset Value and redemption price per share ($8,660,731 ÷ 830,304 shares)	$ 10.43

Maximum offering price per share (100/96.50 of $10.43)	$ 10.81
Class B: Net Asset Value and offering price per share ($2,214,047 ÷ 215,667 shares)A	$ 10.27

Class C: Net Asset Value and offering price per share ($7,073,679 ÷ 690,070 shares)A	$ 10.25

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($333,878,354 ÷ 31,521,734 shares)	$ 10.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,080,777 ÷ 196,216 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,750,682
Income from Fidelity Central Funds		58,121
Income before foreign taxes withheld		4,808,803
Less foreign taxes withheld		(308,994)
Total income		4,499,809

Expenses
Management fee Basic fee	$ 1,545,163
Performance adjustment	383,041
Transfer agent fees	511,282
Distribution and service plan fees	89,196
Accounting and security lending fees	94,295
Custodian fees and expenses	48,995
Independent trustees' compensation	1,085
Registration fees	35,081
Audit	35,804
Legal	809
Miscellaneous	1,767
Total expenses before reductions	2,746,518
Expense reductions	(153,950)	2,592,568
Net investment income (loss)		1,907,241
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,289,436
Foreign currency transactions	(33,572)
Total net realized gain (loss)		11,255,864
Change in net unrealized appreciation (depreciation) on: Investment securities	18,988,993
Assets and liabilities in foreign currencies	51,333
Total change in net unrealized appreciation (depreciation)		19,040,326
Net gain (loss)		30,296,190
Net increase (decrease) in net assets resulting from operations		$ 32,203,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,907,241	$ 7,043,577
Net realized gain (loss)	11,255,864	54,021,779
Change in net unrealized appreciation (depreciation)	19,040,326	(52,262,552)
Net increase (decrease) in net assets resulting from operations	32,203,431	8,802,804
Distributions to shareholders from net investment income	(4,886,680)	(6,223,295)
Distributions to shareholders from net realized gain	(369,319)	(1,761,993)
Total distributions	(5,255,999)	(7,985,288)
Share transactions - net increase (decrease)	(20,348,302)	(78,669,716)
Redemption fees	48,508	71,408
Total increase (decrease) in net assets	6,647,638	(77,780,792)

Net Assets
Beginning of period	366,236,464	444,017,256
End of period (including undistributed net investment income of $1,448,739 and undistributed net investment income of $4,428,178, respectively)	$ 372,884,102	$ 366,236,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18
Income from Investment Operations
Net investment income (loss) E	.04	.15 H	.06	.06	.02	.02
Net realized and unrealized gain (loss)	.84	(.07)	1.85	1.77	(10.85)	4.76
Total from investment operations	.88	.08	1.91	1.83	(10.83)	4.78
Distributions from net investment income	(.11)	(.11)	(.07)	-	(.03)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.12)	(.15)	(.16)	-	(1.90) K	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.51	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97
Total Return B, C, D	9.20%	.81%	24.05%	29.33%	(62.98)%	33.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.34%	1.16%	.94%	1.75%	1.63%
Expenses net of fee waivers, if any	1.65% A	1.33%	1.16%	.94%	1.66%	1.63%
Expenses net of all reductions	1.64% A	1.32%	1.15%	.89%	1.62%	1.59%
Net investment income (loss)	.86% A	1.44% H	.74%	1.00%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,977	$ 18,686	$ 20,228	$ 18,883	$ 17,905	$ 70,785
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12
Income from Investment Operations
Net investment income (loss) E	.03	.12 H	.04	.05	(.02)	(.02)
Net realized and unrealized gain (loss)	.83	(.06)	1.83	1.75	(10.78)	4.74
Total from investment operations	.86	.06	1.87	1.80	(10.80)	4.72
Distributions from net investment income	(.08)	(.08)	(.06)	-	-	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.85)	-
Total distributions	(.09)	(.12)	(.15)	-	(1.85) K	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.43	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85
Total Return B, C, D	9.00%	.60%	23.65%	29.03%	(63.08)%	33.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	1.60%	1.43%	1.20%	2.00%	1.85%
Expenses net of fee waivers, if any	1.90% A	1.60%	1.43%	1.20%	1.91%	1.85%
Expenses net of all reductions	1.89% A	1.59%	1.41%	1.15%	1.87%	1.81%
Net investment income (loss)	.61% A	1.17% H	.48%	.74%	(.12)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,661	$ 8,701	$ 11,202	$ 11,915	$ 11,614	$ 46,568
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04
Income from Investment Operations
Net investment income (loss) E	.01	.07 H	- J	.02	(.08)	(.11)
Net realized and unrealized gain (loss)	.82	(.06)	1.79	1.73	(10.68)	4.70
Total from investment operations	.83	.01	1.79	1.75	(10.76)	4.59
Distributions from net investment income	(.03)	(.06)	(.03)	-	-	-
Distributions from net realized gain	(.01)	(.02)	(.09)	-	(1.76)	-
Total distributions	(.04)	(.07) K	(.12)	-	(1.76) L	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.27	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64
Total Return B, C, D	8.77%	.10%	23.03%	28.59%	(63.32)%	32.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.09%	1.91%	1.69%	2.51%	2.40%
Expenses net of fee waivers, if any	2.40% A	2.09%	1.91%	1.69%	2.41%	2.40%
Expenses net of all reductions	2.39% A	2.07%	1.90%	1.64%	2.38%	2.36%
Net investment income (loss)	.11% A	.68% H	(.01)%	.25%	(.62)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214	$ 2,293	$ 2,902	$ 2,799	$ 2,687	$ 10,975
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. L Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03
Income from Investment Operations
Net investment income (loss) E	.01	.07 H	- J	.02	(.08)	(.11)
Net realized and unrealized gain (loss)	.81	(.06)	1.79	1.73	(10.66)	4.70
Total from investment operations	.82	.01	1.79	1.75	(10.74)	4.59
Distributions from net investment income	(.03)	(.06)	(.03)	-	-	-
Distributions from net realized gain	(.01)	(.02)	(.09)	-	(1.78)	-
Total distributions	(.04)	(.07) K	(.12)	-	(1.78) L	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.25	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63
Total Return B, C, D	8.69%	.10%	23.06%	28.64%	(63.32)%	32.79%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.09%	1.91%	1.68%	2.51%	2.38%
Expenses net of fee waivers, if any	2.40% A	2.09%	1.91%	1.68%	2.41%	2.38%
Expenses net of all reductions	2.39% A	2.07%	1.90%	1.63%	2.38%	2.34%
Net investment income (loss)	.11% A	.68% H	(.01)%	.26%	(.62)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,074	$ 6,900	$ 8,936	$ 8,543	$ 9,497	$ 40,894
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. L Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23
Income from Investment Operations
Net investment income (loss) D	.05	.17 G	.09	.08	.05	.07
Net realized and unrealized gain (loss)	.84	(.06)	1.87	1.78	(10.92)	4.78
Total from investment operations	.89	.11	1.96	1.86	(10.87)	4.85
Distributions from net investment income	(.14)	(.14)	(.09)	- I	(.06)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.15)	(.18)	(.18)	- I	(1.94) J	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.59	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09
Total Return B, C	9.21%	1.10%	24.43%	29.68%	(62.91)%	34.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.47% A	1.08%	.91%	.68%	1.44%	1.30%
Expenses net of fee waivers, if any	1.40% A	1.08%	.91%	.68%	1.44%	1.30%
Expenses net of all reductions	1.39% A	1.06%	.89%	.64%	1.40%	1.25%
Net investment income (loss)	1.11% A	1.69% G	1.00%	1.25%	.36%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,878	$ 328,262	$ 398,331	$ 329,128	$ 312,376	$ 1,433,844
Portfolio turnover rate F	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22
Income from Investment Operations
Net investment income (loss) D	.06	.18 G	.09	.08	.05	.08
Net realized and unrealized gain (loss)	.83	(.06)	1.86	1.79	(10.92)	4.78
Total from investment operations	.89	.12	1.95	1.87	(10.87)	4.86
Distributions from net investment income	(.14)	(.15)	(.07)	- I	(.07)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.15)	(.19)	(.16)	- I	(1.95) J	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.60	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09
Total Return B, C	9.23%	1.13%	24.33%	29.87%	(62.95)%	34.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48% A	1.03%	.90%	.68%	1.40%	1.29%
Expenses net of fee waivers, if any	1.40% A	1.03%	.90%	.68%	1.40%	1.29%
Expenses net of all reductions	1.39% A	1.02%	.88%	.64%	1.37%	1.25%
Net investment income (loss)	1.11% A	1.74% G	1.01%	1.25%	.39%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,081	$ 1,395	$ 2,418	$ 2,022	$ 8,117	$ 27,609
Portfolio turnover rate F	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and capital loss carryforwards due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,388,982
Gross unrealized depreciation	(15,325,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,063,634

Tax cost	$ 308,548,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (37,615,219)
2017	(330,501,908)
Total capital loss carryforward	$ (368,117,127)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,442,680 and $76,672,044, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.07% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,882	$ 233
Class T	.25%	.25%	21,416	240
Class B	.75%	.25%	10,890	8,191
Class C	.75%	.25%	34,008	2,289
			$ 89,196	$ 10,953

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,630
Class T	1,504
Class B*	2,011
Class C*	180
$ 7,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,637.30
Class T	13,571.32
Class B	3,276.30
Class C	10,267.30
International Small Cap Opportunities	454,490.28
Institutional Class	2,041.28
	$ 511,282

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $251 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $538 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $50,942. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 8,618
Class T	1.90%	4,669
Class B	2.40%	1,018
Class C	2.40%	3,225
International Small Cap Opportunities	1.40%	119,143
Institutional Class	1.40%	571
		$ 137,244

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,705 for the period. In addition, through arrangements with the Fund's custodian,credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 208,264	$ 234,699
Class T	69,950	95,132
Class B	6,357	17,225
Class C	20,258	53,555
International Small Cap Opportunities	4,562,121	5,789,167
Institutional Class	19,730	33,517
Total	$ 4,886,680	$ 6,223,295
From net realized gain
Class A	$ 18,763	$ 81,710
Class T	8,968	45,784
Class B	2,355	4,543
Class C	7,235	13,930
International Small Cap Opportunities	330,589	1,606,951
Institutional Class	1,409	9,075
Total	$ 369,319	$ 1,761,993

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	134,912	414,528	$ 1,326,207	$ 4,258,719
Reinvestment of distributions	21,375	27,655	198,575	279,266
Shares redeemed	(266,422)	(586,134)	(2,611,865)	(5,964,528)
Net increase (decrease)	(110,135)	(143,951)	$ (1,087,083)	$ (1,426,543)
Class T
Shares sold	66,806	106,538	$ 638,474	$ 1,079,217
Reinvestment of distributions	8,148	13,404	75,201	134,702
Shares redeemed	(145,356)	(371,432)	(1,419,806)	(3,710,229)
Net increase (decrease)	(70,402)	(251,490)	$ (706,131)	$ (2,496,310)
Class B
Shares sold	1,918	6,900	$ 19,033	$ 67,544
Reinvestment of distributions	862	1,989	7,845	19,877
Shares redeemed	(28,966)	(71,270)	(276,415)	(711,316)
Net increase (decrease)	(26,186)	(62,381)	$ (249,537)	$ (623,895)
Class C
Shares sold	40,582	80,402	$ 388,252	$ 802,688
Reinvestment of distributions	2,800	5,984	25,455	59,727
Shares redeemed	(82,196)	(295,393)	(793,328)	(2,919,335)
Net increase (decrease)	(38,814)	(209,007)	$ (379,621)	$ (2,056,920)
International Small Cap Opportunities
Shares sold	2,859,843	4,054,816	$ 28,503,822	$ 41,630,046
Reinvestment of distributions	495,697	693,159	4,634,765	7,035,420
Shares redeemed	(5,175,390)	(11,579,067)	(51,643,724)	(119,651,010)
Net increase (decrease)	(1,819,850)	(6,831,092)	$ (18,505,137)	$ (70,985,544)
Institutional Class
Shares sold	86,842	36,278	$ 899,107	$ 362,488
Reinvestment of distributions	1,709	3,294	15,997	33,471
Shares redeemed	(33,881)	(141,623)	(335,897)	(1,476,463)
Net increase (decrease)	54,670	(102,051)	$ 579,207	$ (1,080,504)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AILSI-USAN-0612
1.815084.106

Fidelity®

International Small Cap Opportunities

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,092.00	$ 8.58
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,090.00	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,015.42	$ 9.52
Class B	2.40%
Actual		$ 1,000.00	$ 1,087.70	$ 12.46
HypotheticalA		$ 1,000.00	$ 1,012.93	$ 12.01
Class C	2.40%
Actual		$ 1,000.00	$ 1,086.90	$ 12.45
HypotheticalA		$ 1,000.00	$ 1,012.93	$ 12.01
International Small Cap Opportunities	1.40%
Actual		$ 1,000.00	$ 1,092.10	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,092.30	$ 7.28
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 21.1%
United States of America 17.8%
United Kingdom 17.5%
Germany 4.7%
France 3.1%
Canada 2.9%
Brazil 2.9%
South Africa 2.6%
Sweden 2.5%
Other 24.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan 20.9%
United Kingdom 16.7%
United States of America 14.6%
Canada 4.8%
Brazil 4.7%
Germany 4.3%
France 3.8%
Finland 2.4%
South Africa 2.2%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.5	97.9
Short-Term Investments and Net Other Assets (Liabilities)	5.5	2.1
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.5	2.0
USS Co. Ltd. (Japan, Specialty Retail)	2.0	1.8
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.5
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.6	1.6
CTS Eventim AG (Germany, Media)	1.5	1.2
Andritz AG (Austria, Machinery)	1.5	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.4	1.6
Cymer, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.4	0.9
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.4	1.4
Interpump Group SpA (Italy, Machinery)	1.3	0.9
	16.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.0	22.4
Consumer Discretionary	19.1	18.6
Financials	14.7	16.4
Consumer Staples	12.1	9.9
Materials	9.5	11.8
Information Technology	7.7	8.2
Health Care	4.9	5.8
Energy	3.5	4.8

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Australia - 1.0%
Ramsay Health Care Ltd.	47,346	$ 988,028
Sydney Airport unit	859,257	2,605,081
TOTAL AUSTRALIA		3,593,109
Austria - 2.1%
Andritz AG	105,600	5,527,426
Zumtobel AG	154,981	2,133,704
TOTAL AUSTRIA		7,661,130
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	670,273	2,434,765
Bailiwick of Jersey - 1.3%
Informa PLC	500,236	3,366,274
Randgold Resources Ltd. sponsored ADR	18,300	1,631,445
TOTAL BAILIWICK OF JERSEY		4,997,719
Belgium - 1.5%
Gimv NV	46,075	2,258,001
Umicore SA	63,474	3,444,682
TOTAL BELGIUM		5,702,683
Bermuda - 0.9%
Lazard Ltd. Class A	29,899	822,521
Trinity Ltd.	3,154,000	2,638,276
TOTAL BERMUDA		3,460,797
Brazil - 2.9%
Arezzo Industria e Comercio SA	109,700	1,726,517
Banco ABC Brasil SA	257,800	1,609,433
Banco Pine SA	217,285	1,487,590
Braskem SA Class A sponsored ADR (d)	117,200	1,722,840
Cetip SA	55,000	847,441
Iguatemi Empresa de Shopping Centers SA	38,700	850,277
Multiplan Empreendimentos Imobiliarios SA	66,600	1,572,279
T4F Entretenimento SA	91,800	838,946
TOTAL BRAZIL		10,655,323
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	246,325	1,035,508
Canada - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	29,960	1,196,883
Copper Mountain Mining Corp. (a)	203,500	883,842
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	113,100	$ 1,603,037
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,790	2,373,973
Open Text Corp. (a)	25,500	1,429,704
Painted Pony Petroleum Ltd. Class A (a)	110,800	894,028
Petrominerales Ltd.	51,579	754,560
TAG Oil Ltd. (a)	96,200	1,022,627
Tuscany International Drilling, Inc. (a)	1,139,200	807,330
TOTAL CANADA		10,965,984
Cayman Islands - 0.8%
China Lilang Ltd.	491,000	453,748
NVC Lighting Holdings Ltd.	4,429,000	1,609,788
Vantage Drilling Co. (a)	525,331	830,023
TOTAL CAYMAN ISLANDS		2,893,559
Denmark - 0.8%
William Demant Holding A/S (a)	32,533	3,071,117
Finland - 2.4%
Nokian Tyres PLC (d)	89,200	4,230,912
Outotec Oyj	87,200	4,686,676
TOTAL FINLAND		8,917,588
France - 3.1%
Laurent-Perrier Group	25,963	2,620,355
Remy Cointreau SA	35,298	3,933,988
Saft Groupe SA	57,419	1,584,075
Vetoquinol SA	28,895	905,406
Virbac SA	15,100	2,539,651
TOTAL FRANCE		11,583,475
Germany - 4.7%
alstria office REIT-AG	167,500	1,784,979
Bilfinger Berger AG	33,159	3,032,767
CompuGROUP Holding AG	92,100	1,417,953
CTS Eventim AG	147,426	5,755,343
Fielmann AG	34,437	3,336,564
Software AG (Bearer) (d)	59,781	2,089,246
TOTAL GERMANY		17,416,852
Common Stocks - continued
	Shares	Value
India - 0.6%
Apollo Tyres Ltd.	492,892	$ 846,054
Jyothy Laboratories Ltd.	393,677	1,303,660
TOTAL INDIA		2,149,714
Ireland - 1.0%
James Hardie Industries NV sponsored ADR	97,775	3,798,559
Israel - 1.0%
Azrieli Group	72,005	1,768,759
Ituran Location & Control Ltd.	148,286	1,992,964
TOTAL ISRAEL		3,761,723
Italy - 2.0%
Azimut Holding SpA	271,773	2,669,516
Interpump Group SpA	550,543	4,912,171
TOTAL ITALY		7,581,687
Japan - 21.1%
Air Water, Inc.	68,000	857,211
Aozora Bank Ltd.	570,000	1,462,018
Asahi Co. Ltd.	83,300	1,643,719
Autobacs Seven Co. Ltd.	86,300	4,142,076
Azbil Corp.	56,000	1,199,815
Cosmos Pharmaceutical Corp.	11,000	616,739
Daikoku Denki Co. Ltd.	64,900	928,102
Daikokutenbussan Co. Ltd.	117,200	3,245,825
FCC Co. Ltd.	149,300	3,048,793
GCA Savvian Group Corp.	1,309	1,364,018
Glory Ltd.	80,300	1,727,023
Goldcrest Co. Ltd.	86,000	1,475,371
Iwatsuka Confectionary Co. Ltd.	5,400	219,112
Kamigumi Co. Ltd.	282,000	2,266,573
Kobayashi Pharmaceutical Co. Ltd.	105,700	5,308,926
Kyoto Kimono Yuzen Co. Ltd.	109,900	1,350,997
Meiko Network Japan Co. Ltd.	100,500	991,793
Miraial Co. Ltd.	39,200	704,135
Nabtesco Corp.	138,400	2,954,702
Nagaileben Co. Ltd.	106,900	1,651,493
Nihon M&A Center, Inc.	123,200	3,527,780
Nihon Parkerizing Co. Ltd.	167,000	2,494,198
Nikkiso Co. Ltd.	71,000	745,596
Nippon Seiki Co. Ltd.	186,000	2,346,403
Nippon Thompson Co. Ltd.	361,000	1,996,356
Common Stocks - continued
	Shares	Value
Japan - continued
NS Tool Co., Ltd.	100	$ 3,586
Obic Co. Ltd.	10,030	2,114,226
Osaka Securities Exchange Co. Ltd.	1,019	5,834,412
OSG Corp.	148,700	2,347,167
Seven Bank Ltd.	937,900	2,317,464
SHO-BOND Holdings Co. Ltd.	98,200	2,483,815
Shoei Co. Ltd.	90,800	651,585
The Nippon Synthetic Chemical Industry Co. Ltd.	323,000	1,910,765
Tsutsumi Jewelry Co. Ltd.	36,900	1,079,455
USS Co. Ltd.	72,540	7,358,715
Yamato Kogyo Co. Ltd.	151,700	4,316,911
TOTAL JAPAN		78,686,875
Korea (South) - 0.2%
Woongjin Coway Co. Ltd.	27,480	880,236
Netherlands - 1.9%
Aalberts Industries NV	167,200	3,210,527
ASM International NV unit	66,400	2,355,208
QIAGEN NV (a)(d)	94,200	1,575,966
TOTAL NETHERLANDS		7,141,701
Papua New Guinea - 0.4%
Oil Search Ltd. ADR	178,966	1,370,450
Philippines - 0.5%
Jollibee Food Corp.	757,160	2,012,988
Portugal - 0.8%
Jeronimo Martins SGPS SA	151,700	2,841,610
South Africa - 2.6%
African Rainbow Minerals Ltd.	83,600	1,945,436
City Lodge Hotels Ltd.	106,302	1,161,696
Clicks Group Ltd.	434,802	2,615,073
JSE Ltd.	199,281	2,106,055
Mr Price Group Ltd.	137,500	1,859,733
TOTAL SOUTH AFRICA		9,687,993
Spain - 1.7%
Grifols SA (a)	50,832	1,280,219
Prosegur Compania de Seguridad SA (Reg.)	88,209	5,037,504
TOTAL SPAIN		6,317,723
Sweden - 2.5%
Fagerhult AB	85,150	2,552,948
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	233,600	$ 3,545,319
Swedish Match Co. AB	78,600	3,195,108
TOTAL SWEDEN		9,293,375
Switzerland - 0.7%
Bank Sarasin & Cie Series B (Reg.)	51,074	1,575,750
Zehnder Group AG	14,068	1,034,697
TOTAL SWITZERLAND		2,610,447
Thailand - 0.3%
Thai Re Insurance PCL NVDR	8,020,333	1,058,773
Turkey - 2.1%
Albaraka Turk Katilim Bankasi A/S	1,727,492	1,828,762
Boyner Buyuk Magazacilik A/S (a)	1,150,451	2,311,379
Coca-Cola Icecek A/S	260,000	3,655,094
TOTAL TURKEY		7,795,235
United Kingdom - 17.5%
AMEC PLC	128,340	2,364,303
Babcock International Group PLC	239,700	3,233,064
Bellway PLC	188,172	2,405,198
Britvic PLC	526,200	3,264,275
Dechra Pharmaceuticals PLC	247,100	1,850,929
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	74,130	188,903
Derwent London PLC	57,900	1,637,088
Great Portland Estates PLC	452,489	2,644,700
H&T Group PLC	186,803	879,280
InterContinental Hotel Group PLC ADR	114,600	2,736,648
Johnson Matthey PLC	100,089	3,759,196
Meggitt PLC	726,669	4,818,080
Persimmon PLC	166,563	1,699,140
Rotork PLC	104,900	3,757,709
Serco Group PLC	428,560	3,773,607
Shaftesbury PLC	375,373	3,116,405
Spectris PLC	98,487	3,014,851
Spirax-Sarco Engineering PLC	169,230	6,334,057
Ted Baker PLC	139,000	2,042,343
Ultra Electronics Holdings PLC	106,869	2,921,051
Unite Group PLC	1,424,170	4,513,341
Victrex PLC	179,582	4,232,283
TOTAL UNITED KINGDOM		65,186,451
Common Stocks - continued
	Shares	Value
United States of America - 12.3%
ANSYS, Inc. (a)	13,285	$ 891,025
Autoliv, Inc.	57,500	3,607,550
Broadridge Financial Solutions, Inc.	48,705	1,130,443
Cymer, Inc. (a)	98,673	5,115,208
Dril-Quip, Inc. (a)	35,752	2,409,327
Evercore Partners, Inc. Class A	56,200	1,485,366
Greenhill & Co., Inc.	34,395	1,336,246
Kansas City Southern	43,800	3,373,476
Lam Research Corp. (a)	22,003	916,425
Martin Marietta Materials, Inc. (d)	19,900	1,649,312
Mohawk Industries, Inc. (a)	61,000	4,088,220
Oceaneering International, Inc.	51,200	2,643,456
PriceSmart, Inc.	112,496	9,285,414
ResMed, Inc. (a)	106,200	3,611,862
Solera Holdings, Inc.	64,979	2,920,156
SS&C Technologies Holdings, Inc. (a)	57,600	1,369,152
TOTAL UNITED STATES OF AMERICA		45,832,638
TOTAL COMMON STOCKS (Cost $280,129,935)		352,397,787
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 0.14% (b)	17,702,650	17,702,650
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,511,410	8,511,410
TOTAL MONEY MARKET FUNDS (Cost $26,214,060)		26,214,060
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $306,343,995)		378,611,847
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,727,745)
NET ASSETS - 100%		$ 372,884,102
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,179
Fidelity Securities Lending Cash Central Fund	50,942
Total	$ 58,121
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,539,403	$ 47,997,765	$ 23,541,638	$ -
Consumer Staples	43,714,967	34,324,365	9,390,602	-
Energy	13,096,104	13,096,104	-	-
Financials	55,114,583	42,661,300	12,453,283	-
Health Care	18,409,170	16,012,081	2,397,089	-
Industrials	85,380,941	68,073,939	17,307,002	-
Information Technology	28,660,511	24,642,335	4,018,176	-
Materials	36,482,108	26,903,023	9,579,085	-
Money Market Funds	26,214,060	26,214,060	-	-
Total Investments in Securities:	$ 378,611,847	$ 299,924,972	$ 78,686,875	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,854,096) - See accompanying schedule: Unaffiliated issuers (cost $280,129,935)	$ 352,397,787
Fidelity Central Funds (cost $26,214,060)	26,214,060
Total Investments (cost $306,343,995)		$ 378,611,847
Foreign currency held at value (cost $69,807)		69,807
Receivable for investments sold		2,187,631
Receivable for fund shares sold		677,708
Dividends receivable		1,959,775
Distributions receivable from Fidelity Central Funds		22,203
Prepaid expenses		364
Receivable from investment adviser for expense reductions		17,308
Other receivables		10,220
Total assets		383,556,863

Liabilities
Payable for investments purchased	$ 1,079,550
Payable for fund shares redeemed	581,200
Accrued management fee	327,236
Distribution and service plan fees payable	15,170
Other affiliated payables	98,638
Other payables and accrued expenses	59,557
Collateral on securities loaned, at value	8,511,410
Total liabilities		10,672,761

Net Assets		$ 372,884,102
Net Assets consist of:
Paid in capital		$ 658,639,436
Undistributed net investment income		1,448,739
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(359,514,168)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,310,095
Net Assets		$ 372,884,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,976,514 ÷ 1,806,183 shares)	$ 10.51

Maximum offering price per share (100/94.25 of $10.51)	$ 11.15
Class T: Net Asset Value and redemption price per share ($8,660,731 ÷ 830,304 shares)	$ 10.43

Maximum offering price per share (100/96.50 of $10.43)	$ 10.81
Class B: Net Asset Value and offering price per share ($2,214,047 ÷ 215,667 shares)A	$ 10.27

Class C: Net Asset Value and offering price per share ($7,073,679 ÷ 690,070 shares)A	$ 10.25

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($333,878,354 ÷ 31,521,734 shares)	$ 10.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,080,777 ÷ 196,216 shares)	$ 10.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,750,682
Income from Fidelity Central Funds		58,121
Income before foreign taxes withheld		4,808,803
Less foreign taxes withheld		(308,994)
Total income		4,499,809

Expenses
Management fee Basic fee	$ 1,545,163
Performance adjustment	383,041
Transfer agent fees	511,282
Distribution and service plan fees	89,196
Accounting and security lending fees	94,295
Custodian fees and expenses	48,995
Independent trustees' compensation	1,085
Registration fees	35,081
Audit	35,804
Legal	809
Miscellaneous	1,767
Total expenses before reductions	2,746,518
Expense reductions	(153,950)	2,592,568
Net investment income (loss)		1,907,241
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,289,436
Foreign currency transactions	(33,572)
Total net realized gain (loss)		11,255,864
Change in net unrealized appreciation (depreciation) on: Investment securities	18,988,993
Assets and liabilities in foreign currencies	51,333
Total change in net unrealized appreciation (depreciation)		19,040,326
Net gain (loss)		30,296,190
Net increase (decrease) in net assets resulting from operations		$ 32,203,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,907,241	$ 7,043,577
Net realized gain (loss)	11,255,864	54,021,779
Change in net unrealized appreciation (depreciation)	19,040,326	(52,262,552)
Net increase (decrease) in net assets resulting from operations	32,203,431	8,802,804
Distributions to shareholders from net investment income	(4,886,680)	(6,223,295)
Distributions to shareholders from net realized gain	(369,319)	(1,761,993)
Total distributions	(5,255,999)	(7,985,288)
Share transactions - net increase (decrease)	(20,348,302)	(78,669,716)
Redemption fees	48,508	71,408
Total increase (decrease) in net assets	6,647,638	(77,780,792)

Net Assets
Beginning of period	366,236,464	444,017,256
End of period (including undistributed net investment income of $1,448,739 and undistributed net investment income of $4,428,178, respectively)	$ 372,884,102	$ 366,236,464

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97	$ 14.18
Income from Investment Operations
Net investment income (loss) E	.04	.15 H	.06	.06	.02	.02
Net realized and unrealized gain (loss)	.84	(.07)	1.85	1.77	(10.85)	4.76
Total from investment operations	.88	.08	1.91	1.83	(10.83)	4.78
Distributions from net investment income	(.11)	(.11)	(.07)	-	(.03)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.12)	(.15)	(.16)	-	(1.90) K	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.51	$ 9.75	$ 9.82	$ 8.07	$ 6.24	$ 18.97
Total Return B, C, D	9.20%	.81%	24.05%	29.33%	(62.98)%	33.78%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A	1.34%	1.16%	.94%	1.75%	1.63%
Expenses net of fee waivers, if any	1.65% A	1.33%	1.16%	.94%	1.66%	1.63%
Expenses net of all reductions	1.64% A	1.32%	1.15%	.89%	1.62%	1.59%
Net investment income (loss)	.86% A	1.44% H	.74%	1.00%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,977	$ 18,686	$ 20,228	$ 18,883	$ 17,905	$ 70,785
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.90 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85	$ 14.12
Income from Investment Operations
Net investment income (loss) E	.03	.12 H	.04	.05	(.02)	(.02)
Net realized and unrealized gain (loss)	.83	(.06)	1.83	1.75	(10.78)	4.74
Total from investment operations	.86	.06	1.87	1.80	(10.80)	4.72
Distributions from net investment income	(.08)	(.08)	(.06)	-	-	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.85)	-
Total distributions	(.09)	(.12)	(.15)	-	(1.85) K	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.43	$ 9.66	$ 9.72	$ 8.00	$ 6.20	$ 18.85
Total Return B, C, D	9.00%	.60%	23.65%	29.03%	(63.08)%	33.50%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01% A	1.60%	1.43%	1.20%	2.00%	1.85%
Expenses net of fee waivers, if any	1.90% A	1.60%	1.43%	1.20%	1.91%	1.85%
Expenses net of all reductions	1.89% A	1.59%	1.41%	1.15%	1.87%	1.81%
Net investment income (loss)	.61% A	1.17% H	.48%	.74%	(.12)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,661	$ 8,701	$ 11,202	$ 11,915	$ 11,614	$ 46,568
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .54%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $1.85 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64	$ 14.04
Income from Investment Operations
Net investment income (loss) E	.01	.07 H	- J	.02	(.08)	(.11)
Net realized and unrealized gain (loss)	.82	(.06)	1.79	1.73	(10.68)	4.70
Total from investment operations	.83	.01	1.79	1.75	(10.76)	4.59
Distributions from net investment income	(.03)	(.06)	(.03)	-	-	-
Distributions from net realized gain	(.01)	(.02)	(.09)	-	(1.76)	-
Total distributions	(.04)	(.07) K	(.12)	-	(1.76) L	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.27	$ 9.48	$ 9.54	$ 7.87	$ 6.12	$ 18.64
Total Return B, C, D	8.77%	.10%	23.03%	28.59%	(63.32)%	32.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.09%	1.91%	1.69%	2.51%	2.40%
Expenses net of fee waivers, if any	2.40% A	2.09%	1.91%	1.69%	2.41%	2.40%
Expenses net of all reductions	2.39% A	2.07%	1.90%	1.64%	2.38%	2.36%
Net investment income (loss)	.11% A	.68% H	(.01)%	.25%	(.62)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,214	$ 2,293	$ 2,902	$ 2,799	$ 2,687	$ 10,975
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. L Total distributions of $1.76 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63	$ 14.03
Income from Investment Operations
Net investment income (loss) E	.01	.07 H	- J	.02	(.08)	(.11)
Net realized and unrealized gain (loss)	.81	(.06)	1.79	1.73	(10.66)	4.70
Total from investment operations	.82	.01	1.79	1.75	(10.74)	4.59
Distributions from net investment income	(.03)	(.06)	(.03)	-	-	-
Distributions from net realized gain	(.01)	(.02)	(.09)	-	(1.78)	-
Total distributions	(.04)	(.07) K	(.12)	-	(1.78) L	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 10.25	$ 9.47	$ 9.53	$ 7.86	$ 6.11	$ 18.63
Total Return B, C, D	8.69%	.10%	23.06%	28.64%	(63.32)%	32.79%
Ratios to Average Net Assets F, I
Expenses before reductions	2.49% A	2.09%	1.91%	1.68%	2.51%	2.38%
Expenses net of fee waivers, if any	2.40% A	2.09%	1.91%	1.68%	2.41%	2.38%
Expenses net of all reductions	2.39% A	2.07%	1.90%	1.63%	2.38%	2.34%
Net investment income (loss)	.11% A	.68% H	(.01)%	.26%	(.62)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,074	$ 6,900	$ 8,936	$ 8,543	$ 9,497	$ 40,894
Portfolio turnover rate G	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.07 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.015 per share. L Total distributions of $1.78 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09	$ 14.23
Income from Investment Operations
Net investment income (loss) D	.05	.17 G	.09	.08	.05	.07
Net realized and unrealized gain (loss)	.84	(.06)	1.87	1.78	(10.92)	4.78
Total from investment operations	.89	.11	1.96	1.86	(10.87)	4.85
Distributions from net investment income	(.14)	(.14)	(.09)	- I	(.06)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.15)	(.18)	(.18)	- I	(1.94) J	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.59	$ 9.85	$ 9.92	$ 8.14	$ 6.28	$ 19.09
Total Return B, C	9.21%	1.10%	24.43%	29.68%	(62.91)%	34.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.47% A	1.08%	.91%	.68%	1.44%	1.30%
Expenses net of fee waivers, if any	1.40% A	1.08%	.91%	.68%	1.44%	1.30%
Expenses net of all reductions	1.39% A	1.06%	.89%	.64%	1.40%	1.25%
Net investment income (loss)	1.11% A	1.69% G	1.00%	1.25%	.36%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,878	$ 328,262	$ 398,331	$ 329,128	$ 312,376	$ 1,433,844
Portfolio turnover rate F	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.94 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09	$ 14.22
Income from Investment Operations
Net investment income (loss) D	.06	.18 G	.09	.08	.05	.08
Net realized and unrealized gain (loss)	.83	(.06)	1.86	1.79	(10.92)	4.78
Total from investment operations	.89	.12	1.95	1.87	(10.87)	4.86
Distributions from net investment income	(.14)	(.15)	(.07)	- I	(.07)	-
Distributions from net realized gain	(.01)	(.04)	(.09)	-	(1.88)	-
Total distributions	(.15)	(.19)	(.16)	- I	(1.95) J	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 10.60	$ 9.86	$ 9.93	$ 8.14	$ 6.27	$ 19.09
Total Return B, C	9.23%	1.13%	24.33%	29.87%	(62.95)%	34.25%
Ratios to Average Net Assets E, H
Expenses before reductions	1.48% A	1.03%	.90%	.68%	1.40%	1.29%
Expenses net of fee waivers, if any	1.40% A	1.03%	.90%	.68%	1.40%	1.29%
Expenses net of all reductions	1.39% A	1.02%	.88%	.64%	1.37%	1.25%
Net investment income (loss)	1.11% A	1.74% G	1.01%	1.25%	.39%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,081	$ 1,395	$ 2,418	$ 2,022	$ 8,117	$ 27,609
Portfolio turnover rate F	23% A	24%	49%	174%	61%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $1.95 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap Opportunities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and capital loss carryforwards due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,388,982
Gross unrealized depreciation	(15,325,348)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,063,634

Tax cost	$ 308,548,213

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (37,615,219)
2017	(330,501,908)
Total capital loss carryforward	$ (368,117,127)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $40,442,680 and $76,672,044, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.07% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 22,882	$ 233
Class T	.25%	.25%	21,416	240
Class B	.75%	.25%	10,890	8,191
Class C	.75%	.25%	34,008	2,289
			$ 89,196	$ 10,953

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,630
Class T	1,504
Class B*	2,011
Class C*	180
$ 7,325

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 27,637.30
Class T	13,571.32
Class B	3,276.30
Class C	10,267.30
International Small Cap Opportunities	454,490.28
Institutional Class	2,041.28
	$ 511,282

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $251 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $538 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds Total security lending income during the period amounted to $50,942. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 8,618
Class T	1.90%	4,669
Class B	2.40%	1,018
Class C	2.40%	3,225
International Small Cap Opportunities	1.40%	119,143
Institutional Class	1.40%	571
		$ 137,244

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $16,705 for the period. In addition, through arrangements with the Fund's custodian,credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 208,264	$ 234,699
Class T	69,950	95,132
Class B	6,357	17,225
Class C	20,258	53,555
International Small Cap Opportunities	4,562,121	5,789,167
Institutional Class	19,730	33,517
Total	$ 4,886,680	$ 6,223,295
From net realized gain
Class A	$ 18,763	$ 81,710
Class T	8,968	45,784
Class B	2,355	4,543
Class C	7,235	13,930
International Small Cap Opportunities	330,589	1,606,951
Institutional Class	1,409	9,075
Total	$ 369,319	$ 1,761,993

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	134,912	414,528	$ 1,326,207	$ 4,258,719
Reinvestment of distributions	21,375	27,655	198,575	279,266
Shares redeemed	(266,422)	(586,134)	(2,611,865)	(5,964,528)
Net increase (decrease)	(110,135)	(143,951)	$ (1,087,083)	$ (1,426,543)
Class T
Shares sold	66,806	106,538	$ 638,474	$ 1,079,217
Reinvestment of distributions	8,148	13,404	75,201	134,702
Shares redeemed	(145,356)	(371,432)	(1,419,806)	(3,710,229)
Net increase (decrease)	(70,402)	(251,490)	$ (706,131)	$ (2,496,310)
Class B
Shares sold	1,918	6,900	$ 19,033	$ 67,544
Reinvestment of distributions	862	1,989	7,845	19,877
Shares redeemed	(28,966)	(71,270)	(276,415)	(711,316)
Net increase (decrease)	(26,186)	(62,381)	$ (249,537)	$ (623,895)
Class C
Shares sold	40,582	80,402	$ 388,252	$ 802,688
Reinvestment of distributions	2,800	5,984	25,455	59,727
Shares redeemed	(82,196)	(295,393)	(793,328)	(2,919,335)
Net increase (decrease)	(38,814)	(209,007)	$ (379,621)	$ (2,056,920)
International Small Cap Opportunities
Shares sold	2,859,843	4,054,816	$ 28,503,822	$ 41,630,046
Reinvestment of distributions	495,697	693,159	4,634,765	7,035,420
Shares redeemed	(5,175,390)	(11,579,067)	(51,643,724)	(119,651,010)
Net increase (decrease)	(1,819,850)	(6,831,092)	$ (18,505,137)	$ (70,985,544)
Institutional Class
Shares sold	86,842	36,278	$ 899,107	$ 362,488
Reinvestment of distributions	1,709	3,294	15,997	33,471
Shares redeemed	(33,881)	(141,623)	(335,897)	(1,476,463)
Net increase (decrease)	54,670	(102,051)	$ 579,207	$ (1,080,504)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ILS-USAN-0612
1.815077.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.61%
Actual		$ 1,000.00	$ 1,075.10	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.07
Class T	1.86%
Actual		$ 1,000.00	$ 1,073.20	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.32
Class B	2.36%
Actual		$ 1,000.00	$ 1,070.40	$ 12.15
HypotheticalA		$ 1,000.00	$ 1,013.13	$ 11.81
Class C	2.36%
Actual		$ 1,000.00	$ 1,070.60	$ 12.15
HypotheticalA		$ 1,000.00	$ 1,013.13	$ 11.81
International Small Cap	1.33%
Actual		$ 1,000.00	$ 1,076.10	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.67
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,076.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 27.2%
United Kingdom 19.8%
Germany 9.0%
Australia 6.1%
France 4.4%
United States of America 3.2%
Cayman Islands 3.2%
Ireland 2.9%
Bermuda 2.8%
Other 21.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan 27.8%
United Kingdom 18.2%
Germany 8.5%
Australia 7.5%
France 5.1%
Ireland 3.2%
Bermuda 2.9%
Cayman Islands 2.5%
Singapore 2.3%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.4	98.5
Bonds	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.5	1.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	2.0	0.0
Nintendo Co. Ltd. (Japan, Software)	1.8	0.0
Kakaku.com, Inc. (Japan, Internet Software & Services)	1.4	0.0
Pigeon Corp. (Japan, Household Products)	1.3	0.3
Lanxess AG (Germany, Chemicals)	1.2	0.9
Pertama Holdings Ltd. (Singapore, Specialty Retail)	1.1	1.3
IBS Group Holding Ltd. GDR (Reg. S) (Isle of Man, IT Services)	1.0	0.8
Kubota Corp. (Japan, Machinery)	1.0	0.0
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.0	0.0
Citizen Holdings Co. Ltd. (Japan, Electronic Equipment & Components)	0.9	0.0
	12.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	21.0
Information Technology	17.8	15.0
Industrials	14.8	17.7
Materials	13.2	13.6
Financials	11.3	11.3
Health Care	9.3	9.7
Energy	7.9	5.7
Consumer Staples	2.2	2.7
Telecommunication Services	1.1	1.3
Utilities	0.3	0.3

Semiannual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 6.1%
Acrux Ltd.	177,499	$ 741,559
Alkane Resources Ltd. (a)	823,400	1,158,110
Ausgold Ltd. (a)	1,195,693	1,183,446
Austal Ltd.	508,767	1,044,216
Beach Energy Ltd.	1,346,128	1,963,449
Blackgold International Holdings Ltd. (a)	1,343,759	356,999
Campbell Brothers Ltd.	5,715	408,278
carsales.com Ltd. (d)	420,789	2,520,794
Goodman Group unit	253,653	951,366
Horizon Oil Ltd. (a)(d)	2,028,276	697,343
Iluka Resources Ltd.	75,072	1,329,634
Imdex Ltd.	379,467	996,276
Industrea Ltd.	908,239	927,324
Ironbark Zinc Ltd. (a)	2,305,831	480,466
Karoon Gas Australia Ltd. (a)	379,284	2,548,763
Linc Energy Ltd. (a)	508,182	592,983
McMillan Shakespeare Ltd.	74,357	852,157
Medusa Mining Ltd.	226,578	1,359,707
Mesoblast Ltd. (a)(d)	175,066	1,377,063
Mineral Deposits Ltd. (a)	422,377	2,649,122
Mineral Deposits Ltd. (Canada) (a)	448,000	2,367,563
Monto Minerals Ltd. (a)	273,551	3,990
Navitas Ltd.	286,457	1,178,859
NRW Holdings Ltd.	227,676	970,165
Panaust Ltd. (a)	404,291	1,373,146
Ramsay Health Care Ltd.	69,421	1,448,695
realestate.com.au Ltd.	66,454	966,522
SAI Global Ltd.	628,042	3,422,123
SEEK Ltd. (d)	555,282	4,142,207
Silver Lake Resources Ltd. (a)	211,056	708,042
Sino Gas & Energy Ltd. (a)	8,152,205	645,496
SomnoMed Ltd. (a)	531,849	504,237
Spark Infrastructure Group unit	1,091,535	1,648,963
Sydney Airport unit	156,262	473,753
Tiger Resources Ltd. (a)	12,548,330	4,444,982
TPG Telecom Ltd.	784,834	1,484,088
Troy Resources NL	280,501	1,303,390
Western Areas NL (d)	141,579	743,421
TOTAL AUSTRALIA		51,968,697
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.2%
Informa PLC	880,535	$ 5,925,448
LXB Retail Properties PLC (a)	2,358,500	4,545,847
TOTAL BAILIWICK OF JERSEY		10,471,295
Belgium - 0.6%
EVS Broadcast Equipment SA	95,700	4,796,395
Bermuda - 2.8%
Aquarius Platinum Ltd. (United Kingdom)	1,416,700	2,989,280
Asia Satellite Telecommunications Holdings Ltd.	271,000	771,926
Biosensors International Group Ltd. (a)	1,707,000	1,841,268
China Animal Healthcare Ltd.	2,129,000	387,044
China Singyes Solar Tech Holdings Ltd.	818,000	404,854
GZI Transport Ltd.	1,220,000	589,664
I.T Ltd.	1,912,000	1,005,453
Imagi International Holdings Ltd. (a)	17,664,000	284,586
Luk Fook Holdings International Ltd.	650,000	1,855,671
Oakley Capital Investments Ltd. (a)	1,564,700	3,466,642
PAX Global Technology Ltd. (a)	1,769,000	289,565
People's Food Holdings Ltd. (a)	689,000	328,453
Petra Diamonds Ltd. (a)	2,484,700	6,263,119
REXLot Holdings Ltd.	13,675,000	1,233,784
Vtech Holdings Ltd.	210,900	2,364,883
TOTAL BERMUDA		24,076,192
British Virgin Islands - 0.8%
Kalahari Energy (a)(g)	1,451,000	15
Playtech Ltd.	1,116,753	6,742,879
TOTAL BRITISH VIRGIN ISLANDS		6,742,894
Canada - 1.5%
AirSea Lines (a)(g)	1,893,338	25
Banro Corp. (a)	1,006,500	4,279,727
Mood Media Corp. (a)	175,300	738,292
Mood Media Corp. (United Kingdom) (a)	1,054,422	4,406,938
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	65,726
Teranga Gold Corp. (a)(d)	1,311,399	2,907,582
TOTAL CANADA		12,398,298
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	39,000	510,120
51job, Inc. sponsored ADR (a)	18,100	1,099,032
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AirMedia Group, Inc. ADR (a)	235,300	$ 670,605
Airtac International Group	124,000	712,399
AMVIG Holdings Ltd.	764,000	428,348
AutoNavi Holdings Ltd. ADR (a)	11,800	139,240
Baidu.com, Inc. sponsored ADR (a)	8,700	1,154,490
Bitauto Holdings Ltd. ADR (a)	82,500	370,425
China Automation Group Ltd.	1,589,000	438,280
China Corn Oil Co. Ltd.	967,000	453,672
China High Precision Automation Group Ltd.	712,000	123,199
China Metal International Holdings, Inc.	2,522,000	435,576
China Metal Recycling (Holdings) Ltd.	436,800	501,056
China Outfitters Holdings Ltd.	1,636,000	331,052
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	465,999
CNinsure, Inc. ADR (a)	31,900	190,443
Concord Medical Services Holdings Ltd. ADR	84,800	323,936
Convenience Retail Asia Ltd.	700,000	375,323
Daphne International Holdings Ltd.	394,000	562,665
EVA Precision Industrial Holdings Ltd.	10,790,000	1,835,732
Fook Woo Group Holdings Ltd. (a)	2,055,000	290,293
Greatview Aseptic Pack Co. Ltd. (a)	1,196,000	653,598
Haitian International Holdings Ltd.	338,000	389,029
Hutchison China Meditech Ltd. (a)	72,932	529,732
Kingdee International Software Group Co. Ltd.	896,400	199,877
KongZhong Corp. sponsored ADR (a)	46,600	270,746
Lee's Pharmaceutical Holdings Ltd.	1,035,000	441,552
Marwyn Value Investors II Ltd. (a)	1,932,400	3,481,491
Ming Fai International Holdings Ltd.	9,133,000	953,482
Minth Group Ltd.	350,000	443,441
MStar Semiconductor, Inc.	52,000	309,449
NVC Lighting Holdings Ltd.	358,000	130,121
Perfect World Co. Ltd. sponsored ADR Class B	34,900	426,129
Royale Furniture Holdings Ltd.	3,871,074	1,247,341
Shenguan Holdings Group Ltd.	3,154,000	1,707,359
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	396,068
SouFun Holdings Ltd. ADR	49,500	893,970
Trauson Holdings Co. Ltd.	1,237,000	475,116
VanceInfo Technologies, Inc. ADR (a)	38,100	493,395
VisionChina Media, Inc. ADR (a)(d)	265,600	353,248
VST Holdings Ltd.	1,858,000	450,212
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	608,274
Yip's Chemical Holdings Ltd.	592,000	465,442
TOTAL CAYMAN ISLANDS		26,730,957
Common Stocks - continued
	Shares	Value
China - 0.2%
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	$ 407,445
Travelsky Technology Ltd. (H Shares)	877,000	487,181
Weiqiao Textile Co. Ltd. (H Shares)	933,500	462,019
Zhaojin Mining Industry Co. Ltd. (H Shares)	100,000	139,973
TOTAL CHINA		1,496,618
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	352,300	902,758
TOTAL CYPRUS		5,770,258
Denmark - 0.7%
William Demant Holding A/S (a)	63,200	5,966,084
France - 4.4%
Altamir Amboise	547,200	4,904,075
ALTEN	118,100	3,428,553
Audika SA	113,900	1,666,128
Axway Software SA	65,556	1,649,745
Eurofins Scientific SA	58,599	6,924,198
Faiveley Transport	4,451	246,001
Iliad SA	29,060	3,741,171
Ipsos SA	182,872	5,935,948
LeGuide.com SA (a)	92,500	2,295,966
Sartorius Stedim Biotech (d)	53,200	3,750,193
Sopra Group SA	40,500	2,340,247
TOTAL FRANCE		36,882,225
Germany - 8.4%
Brenntag AG	41,800	5,207,008
CENTROTEC Sustainable AG	238,110	3,907,028
CTS Eventim AG	199,743	7,797,739
Delticom AG (d)	37,800	3,671,408
GFK AG	142,601	7,575,549
Lanxess AG	123,685	9,848,612
MTU Aero Engines Holdings AG (d)	69,400	5,844,879
Rational AG	16,020	4,093,004
Rheinmetall AG	56,800	3,190,014
RIB Software AG	391,400	2,753,889
Stroer Out-of-Home Media AG (a)	182,100	3,109,725
Tom Tailor Holding AG	226,000	4,203,462
Common Stocks - continued
	Shares	Value
Germany - continued
United Internet AG	206,269	$ 4,079,500
Wirecard AG	297,900	5,521,040
TOTAL GERMANY		70,802,857
Hong Kong - 0.6%
Dah Sing Financial Holdings Ltd.	172,000	617,401
Magnificent Estates Ltd.	32,558,000	1,342,832
Singamas Container Holdings Ltd.	2,374,000	712,936
Techtronic Industries Co. Ltd.	1,478,000	1,784,957
Tian An China Investments Co. Ltd.	750,000	356,699
YGM Trading Ltd.	152,000	403,575
TOTAL HONG KONG		5,218,400
Iceland - 0.6%
Ossur hf (a)	3,482,300	5,422,020
India - 1.0%
Ahluwalia Contracts (India) Ltd.	230,314	265,671
Educomp Solutions Ltd.	44,518	163,947
Financial Technologies India Ltd.	23,352	302,802
Geodesic Ltd.	256,340	222,195
Indian Overseas Bank	186,286	308,797
IndusInd Bank Ltd.	91,917	581,526
Page Industries Ltd.	90,340	5,366,023
PI Industries Ltd.	51,585	524,029
Thangamayil Jewellery Ltd.	253,192	838,204
TOTAL INDIA		8,573,194
Indonesia - 0.9%
PT AKR Corporindo Tbk	887,000	398,115
PT Clipan Finance Indonesia Tbk	8,265,400	436,181
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	23,028
PT Jasa Marga Tbk	1,124,500	654,597
PT Mayora Indah Tbk	372,500	810,620
PT Media Nusantara Citra Tbk	14,019,500	3,432,226
PT Mitra Adiperkasa Tbk	588,000	444,655
PT Nippon Indosari Corpindo Tbk	1,712,000	726,489
PT Tower Bersama Infrastructure Tbk	1,675,500	556,039
TOTAL INDONESIA		7,481,950
Ireland - 2.9%
Elan Corp. PLC (a)	189,500	2,612,677
James Hardie Industries NV CDI	79,624	621,342
Common Stocks - continued
	Shares	Value
Ireland - continued
Kenmare Resources PLC (a)	9,593,800	$ 7,863,707
Paddy Power PLC (Ireland)	121,084	7,902,346
Petroceltic International PLC (a)	23,461,800	2,989,347
Providence Resources PLC (a)	323,833	2,927,666
TOTAL IRELAND		24,917,085
Isle of Man - 1.5%
Bahamas Petroleum Co. PLC (a)	12,489,510	1,577,140
Exillon Energy PLC (a)	1,100,400	2,477,264
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	8,906,526
TOTAL ISLE OF MAN		12,960,930
Israel - 0.1%
Sarin Technologies Ltd.	851,000	859,492
Italy - 1.0%
Brunello Cucinelli SpA	34,100	541,699
Salvatore Ferragamo Italia SpA	306,400	7,491,660
TOTAL ITALY		8,033,359
Japan - 27.2%
Aeon Credit Service Co. Ltd. (d)	331,000	5,770,468
Asahi Co. Ltd.	41,100	811,007
ASAHI INTECC Co. Ltd. (d)	237,700	6,414,079
Bridgestone Corp.	51,100	1,209,193
CAC Corp.	44,800	391,702
Canon, Inc.	45,700	2,071,613
Chiyoda Co. Ltd.	37,200	866,984
Citizen Holdings Co. Ltd.	1,261,000	7,919,853
CyberAgent, Inc.	2,502	7,706,093
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	7,000	242,141
Daikin Industries Ltd.	17,800	470,319
Exedy Corp.	157,500	4,426,805
Fanuc Corp.	32,700	5,515,218
Fuji Corp. (d)	33,300	483,769
Fuji Heavy Industries Ltd.	255,000	1,923,462
Fuji Spinning Co. Ltd.	758,000	1,678,518
GMO Internet, Inc.	88,500	473,398
Hitachi Chemical Co. Ltd.	356,500	6,609,042
Hitachi Metals Ltd.	504,000	6,277,798
Hitachi Transport System Ltd.	38,300	700,973
Honda Motor Co. Ltd.	123,500	4,444,943
Hoshizaki Electric Co. Ltd.	102,900	2,467,619
Common Stocks - continued
	Shares	Value
Japan - continued
Iwatsuka Confectionary Co. Ltd.	11,600	$ 470,686
JSP Corp.	112,300	1,533,653
K'S Denki Corp.	47,100	1,417,011
Kakaku.com, Inc. (d)	392,900	12,218,564
Kamei Corp.	43,000	608,745
Kanto Denka Kogyo Co. Ltd. (d)	267,000	865,083
KAWAI Musical Instruments Manufacturing Co. Ltd.	405,000	991,520
Koshidaka Holdings Co. Ltd.	51,800	1,608,607
Kubota Corp.	920,000	8,881,435
Kurimoto Ltd.	1,046,000	2,430,315
Makita Corp.	101,400	3,881,700
Maruwa Ceramic Co. Ltd. (d)	125,200	5,061,606
Megachips Corp.	53,300	1,177,860
MEGANE TOP CO. LTD.	161,400	2,072,695
Mitsubishi Gas Chemical Co., Inc.	292,000	1,913,125
Nexon Co. Ltd. (d)	113,800	2,157,164
Nichias Corp.	407,000	2,112,490
Nikkiso Co. Ltd.	570,000	5,985,773
Nintendo Co. Ltd.	112,500	15,186,642
Nippon Seiki Co. Ltd.	33,000	416,297
Nitta Corp.	147,900	2,808,387
Nitta Gelatin, Inc.	15,100	100,106
NSD Co. Ltd.	46,300	382,878
Olympus Corp.	293,400	4,606,901
Origin Electric Co. Ltd.	332,000	1,386,143
ORIX Corp.	173,700	16,608,636
Osaka Securities Exchange Co. Ltd.	1,411	8,078,857
Pal Co. Ltd.	35,250	1,673,298
Pigeon Corp.	273,100	10,896,980
Rohto Pharmaceutical Co. Ltd.	163,000	2,087,967
Sawada Holdings Co. Ltd. (a)	271,700	1,988,700
Shimadzu Corp.	316,000	2,813,518
Shinko Electric Industries Co.Ltd. (d)	508,600	4,754,355
Shinko Kogyo Co. Ltd.	230,800	1,116,203
Shinko Shoji Co. Ltd.	2,800	23,511
Shinsei Bank Ltd.	886,000	1,143,405
Skymark Airlines, Inc.	23,300	181,817
SMC Corp.	700	116,909
Sosei Group Corp. (a)(d)	737	1,166,306
Stanley Electric Co. Ltd.	254,500	3,899,093
STELLA CHEMIFA Corp.	39,400	897,644
Sugi Holdings Co. Ltd.	10,600	343,540
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	232,100	$ 3,194,106
Sysmex Corp.	3,400	136,649
Taiheiyo Cement Corp.	526,000	1,255,417
Takara Leben Co. Ltd.	467,300	4,053,735
Takashima & Co. Ltd.	138,000	460,996
Takata Corp.	60,200	1,476,163
Toho Real Estate Co. Ltd.	3,000	18,123
Tokio Marine Holdings, Inc.	19,700	504,029
Tokyu Land Corp.	378,000	1,821,911
Topcon Corp.	157,900	1,216,427
Toyo Engineering Corp.	691,000	3,129,640
Toyo Kanetsu KK	322,000	727,636
Weathernews, Inc.	6,700	206,866
WebCrew, Inc.	47,900	611,949
West Holdings Corp.	67,400	1,176,145
Yahagi Construction Co. Ltd.	1,800	9,266
Yamato Kogyo Co. Ltd.	95,000	2,703,405
Yamaya Corp.	42,100	898,691
TOTAL JAPAN		230,542,276
Korea (South) - 0.4%
Daou Technology, Inc.	107,530	1,075,181
Duksan Hi-Metal Co. Ltd. (a)	36,664	752,664
Genic Co. Ltd.	10,506	373,712
Korea Plant Service & Engineering Co. Ltd.	12,424	457,878
Medy-Tox, Inc.	10,827	416,746
TK Corp. (a)	22,088	599,046
TOTAL KOREA (SOUTH)		3,675,227
Luxembourg - 0.9%
AZ Electronic Materials SA	1,512,300	7,813,037
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	933,849
Muhibbah Engineering (M) Bhd	937,000	380,932
WCT Bhd	480,000	372,831
TOTAL MALAYSIA		1,687,612
Netherlands - 1.5%
Gemalto NV	100,108	7,459,718
HeidelbergCement Finance AG (d)	68,166	3,748,042
Ichor Coal NV (a)	355,000	1,409,847
TOTAL NETHERLANDS		12,617,607
Common Stocks - continued
	Shares	Value
Norway - 2.0%
Aker Solutions ASA	368,000	$ 6,254,129
Schibsted ASA (B Shares)	201,600	7,690,838
Sevan Drilling ASA	2,251,900	2,849,161
TOTAL NORWAY		16,794,128
Philippines - 0.1%
Alliance Global Group, Inc.	1,969,100	577,210
Belle Corp. (a)	3,750,000	430,452
TOTAL PHILIPPINES		1,007,662
Singapore - 2.2%
Amtek Engineering Ltd.	2,624,000	1,441,700
CSE Global Ltd.	1,069,000	643,482
Goodpack Ltd.	1,220,000	1,591,969
Hyflux Ltd.	529,000	613,352
Mapletree Industrial (REIT)	1,116,000	1,018,931
OSIM International Ltd.	1,036,000	1,012,855
Pertama Holdings Ltd. (e)	23,060,000	9,539,628
Petra Foods Ltd.	370,000	738,416
Raffles Medical Group Ltd.	390,205	728,294
Venture Corp. Ltd.	205,000	1,424,474
TOTAL SINGAPORE		18,753,101
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,189,500	2,788,455
Sweden - 1.1%
Avanza Bank Holding AB	167,600	4,014,969
Elekta AB (B Shares) (d)	112,400	5,702,994
TOTAL SWEDEN		9,717,963
Switzerland - 0.7%
Leclanche SA (a)	6,500	85,588
VZ Holding AG	53,520	5,743,869
TOTAL SWITZERLAND		5,829,457
Taiwan - 0.3%
Lung Yen Life Service Co. Ltd.	121,000	367,711
Pacific Hospital Supply Co. Ltd.	104,000	315,692
Tong Hsing Electronics Industries Ltd.	216,721	799,091
Topoint Technology Co. Ltd.	557,000	350,573
WPG Holding Co. Ltd.	294,000	402,353
TOTAL TAIWAN		2,235,420
Common Stocks - continued
	Shares	Value
Thailand - 0.3%
Toyo-Thai Corp. PCL	5,714,500	$ 2,787,108
United Kingdom - 19.8%
Aberdeen Asset Management PLC	1,220,000	5,613,816
Amerisur Resources PLC (a)(d)	7,990,224	3,242,233
Ashmore Group PLC	924,800	5,742,990
ASOS PLC (a)(d)	302,576	7,258,622
Aurelian Oil & Gas PLC (a)	3,890,100	1,389,085
Avanti Communications Group PLC (a)(d)	680,000	3,013,123
Aveva Group PLC	191,700	5,183,730
Bond International Software PLC	843,266	793,849
Bowleven PLC (a)	433,300	624,169
Brammer PLC	1,306,300	7,802,540
Cadogan Petroleum PLC (a)	1,723,100	887,972
Central Asia Metals PLC (a)	1,377,500	2,001,059
China Goldmines PLC (a)	669,353	234,668
Craneware PLC (d)	815,800	4,886,021
Faroe Petroleum PLC (a)	480,947	1,379,755
GoIndustry-DoveBid PLC (a)	117,989	90,966
IG Group Holdings PLC	741,702	5,573,856
International Personal Finance PLC	1,338,500	5,815,834
John Wood Group PLC	395,600	5,014,788
Johnson Matthey PLC	176,100	6,614,058
Keronite PLC (a)(g)	13,620,267	221
London Mining PLC (a)(d)	1,504,645	7,296,041
Michael Page International PLC	914,900	6,171,553
Moneysupermarket.com Group PLC	2,797,800	6,053,299
Monitise PLC (a)	4,517,900	2,621,549
Mothercare PLC (d)	404,827	1,121,955
Nautical Petroleum PLC (a)(d)	607,766	3,334,252
NCC Group Ltd.	225,015	3,235,866
Ocado Group PLC (a)(d)	1,088,800	2,293,866
Ophir Energy PLC	635,300	5,949,767
Optos PLC (a)	385,400	1,607,645
Pureprofile Media PLC (a)(g)	1,108,572	719,729
Regenersis PLC (a)	1,396,700	2,255,649
Robert Walters PLC	884,400	3,667,625
Rockhopper Exploration PLC (a)(d)	1,087,100	6,003,616
SDL PLC	462,462	5,344,429
Serco Group PLC	350,129	3,082,997
Silverdell PLC (a)	6,644,400	1,105,414
Sinclair Pharma PLC (a)	4,273,015	1,872,593
Sphere Medical Holding PLC	684,254	905,149
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sthree PLC	1,063,309	$ 5,980,094
Synergy Health PLC	293,653	3,960,780
Ted Baker PLC	476,775	7,005,309
TMO Renewables Ltd. (a)(g)	1,000,000	568,085
Travis Perkins PLC	322,600	5,497,927
Valiant Petroleum PLC (a)	414,400	3,934,784
Wolfson Microelectronics PLC (a)	968,500	2,790,251
Zenergy Power PLC (a)	855,520	64,570
TOTAL UNITED KINGDOM		167,608,149
United States of America - 0.7%
ChinaCast Education Corp. (a)(d)	70,100	148,612
CTC Media, Inc.	4,300	46,569
GI Dynamics, Inc. CDI	690,238	726,316
KIT Digital, Inc. (a)(d)	428,400	2,904,552
Mudalla Technology, Inc. (a)	996,527	16
Phorm, Inc. (a)	1,308,800	1,614,478
XL TechGroup, Inc. (a)	1,329,250	22
YOU On Demand Holdings, Inc. (a)	86,974	443,567
Zhongpin, Inc. (a)	40,200	379,488
TOTAL UNITED STATES OF AMERICA		6,263,620
TOTAL COMMON STOCKS (Cost $777,278,437)		821,690,022
Government Obligations - 0.1%
		Principal Amount (h)
Germany - 0.1%
German Federal Republic:
0.0102% to 0.0102% 6/13/12 (f)	EUR	275,000	364,005
5% 7/4/12 (f)	EUR	500,000	667,379
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,042,793)			1,031,384
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	25,383,781	$ 25,383,781
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	56,586,607	56,586,607
TOTAL MONEY MARKET FUNDS (Cost $81,970,388)		81,970,388
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $860,291,618)		904,691,794
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(57,088,382)
NET ASSETS - 100%		$ 847,603,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
Eurex EURO STOXX 50 Index Contracts (Germany)	June 2012	$ 3,977,317	$ 44,813
The face value of futures purchased as a percentage of net assets is 0.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $998,293.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,155,583 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
(h) Principle amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,934
Fidelity Securities Lending Cash Central Fund	306,751
Total	$ 318,685
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ 146,001	$ 9,539,628
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,823,380	$ 111,659,415	$ 41,475,709	$ 9,688,256
Consumer Staples	19,587,032	6,977,135	12,609,897	-
Energy	64,645,167	57,640,161	727,636	6,277,370
Financials	94,708,857	54,139,445	40,569,390	22
Health Care	77,617,886	54,039,449	23,010,352	568,085
Industrials	124,993,713	92,034,591	32,668,583	290,539
Information Technology	154,901,787	96,211,676	57,847,183	842,928
Materials	110,583,538	85,517,151	24,831,719	234,668
Telecommunication Services	9,566,347	9,566,347	-	-
Utilities	2,262,315	2,262,315	-	-
Government Obligations	1,031,384	-	1,031,384	-
Money Market Funds	81,970,388	81,970,388	-	-
Total Investments in Securities:	$ 904,691,794	$ 652,018,073	$ 234,771,853	$ 17,901,868
Derivative Instruments:
Assets
Futures Contracts	$ 44,813	$ 44,813	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 16
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,403,258)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	12,091,498
Transfers out of Level 3	-
Ending Balance	$ 9,688,256
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (2,403,258)
Equities - Energy
Beginning Balance	$ 4,867,523
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,490)
Cost of Purchases	1,420,337
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,277,370
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (10,490)
Equities - Financials
Beginning Balance	$ 21
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 22
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1
Investments in Securities:
Equities - Health Care
Beginning Balance	$ 2,116,858
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,215
Cost of Purchases	-
Proceeds of Sales	(1,553,988)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 568,085
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 5,215
Equities - Industrials
Beginning Balance	$ 245
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(98,007)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 290,539
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (98,007)
Equities - Information Technology
Beginning Balance	$ 964,239
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(121,311)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 842,928
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (121,311)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 232,514
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,154
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 234,668
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,154
Corporate Bonds
Beginning Balance	$ 163,913
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(163,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 44,813	$ -
Total Value of Derivatives	$ 44,813	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $53,531,742) - See accompanying schedule: Unaffiliated issuers (cost $771,908,944)	$ 813,181,778
Fidelity Central Funds (cost $81,970,388)	81,970,388
Other affiliated issuers (cost $6,412,286)	9,539,628
Total Investments (cost $860,291,618)		$ 904,691,794
Foreign currency held at value (cost $956,598)		958,827
Receivable for investments sold		3,339,030
Receivable for fund shares sold		714,879
Dividends receivable		2,777,981
Interest receivable		27,227
Distributions receivable from Fidelity Central Funds		113,063
Prepaid expenses		1,182
Other receivables		63,923
Total assets		912,687,906

Liabilities
Payable for investments purchased	$ 5,115,697
Payable for fund shares redeemed	2,104,967
Accrued management fee	741,837
Distribution and service plan fees payable	16,572
Payable for daily variation margin on futures contracts	55,454
Other affiliated payables	224,018
Other payables and accrued expenses	239,342
Collateral on securities loaned, at value	56,586,607
Total liabilities		65,084,494

Net Assets		$ 847,603,412
Net Assets consist of:
Paid in capital		$ 876,001,009
Undistributed net investment income		924,081
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,716,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,394,483
Net Assets		$ 847,603,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,949,481 ÷ 798,859 shares)	$ 19.97

Maximum offering price per share (100/94.25 of $19.97)	$ 21.19
Class T: Net Asset Value and redemption price per share ($11,225,743 ÷ 565,832 shares)	$ 19.84

Maximum offering price per share (100/96.50 of $19.84)	$ 20.56
Class B: Net Asset Value and offering price per share ($1,145,702 ÷ 58,723 shares)A	$ 19.51

Class C: Net Asset Value and offering price per share ($9,150,243 ÷ 469,918 shares)A	$ 19.47

International Small Cap: Net Asset Value, offering price and redemption price per share ($800,949,477 ÷ 39,672,414 shares)	$ 20.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,182,766 ÷ 454,901 shares)	$ 20.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012

Investment Income
Dividends (including $146,001 earned from other affiliated issuers)		$ 6,543,425
Interest		12,077
Income from Fidelity Central Funds		318,685
Income before foreign taxes withheld		6,874,187
Less foreign taxes withheld		(384,138)
Total income		6,490,049

Expenses
Management fee Basic fee	$ 3,612,989
Performance adjustment	365,964
Transfer agent fees	1,151,518
Distribution and service plan fees	100,369
Accounting and security lending fees	204,663
Custodian fees and expenses	145,787
Independent trustees' compensation	2,610
Registration fees	53,025
Audit	77,293
Legal	1,980
Miscellaneous	5,145
Total expenses before reductions	5,721,343
Expense reductions	(154,674)	5,566,669
Net investment income (loss)		923,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,890,335
Foreign currency transactions	(120,753)
Futures contracts	721,582
Total net realized gain (loss)		17,491,164
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $118,679)	39,661,574
Assets and liabilities in foreign currencies	71,609
Futures contracts	158,093
Total change in net unrealized appreciation (depreciation)		39,891,276
Net gain (loss)		57,382,440
Net increase (decrease) in net assets resulting from operations		$ 58,305,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 923,380	$ 8,017,121
Net realized gain (loss)	17,491,164	35,260,441
Change in net unrealized appreciation (depreciation)	39,891,276	(96,830,627)
Net increase (decrease) in net assets resulting from operations	58,305,820	(53,553,065)
Distributions to shareholders from net investment income	(8,016,423)	(2,430,566)
Distributions to shareholders from net realized gain	(12,577,678)	(28,246,937)
Total distributions	(20,594,101)	(30,677,503)
Share transactions - net increase (decrease)	(105,156,857)	129,451,482
Redemption fees	64,395	283,575
Total increase (decrease) in net assets	(67,380,743)	45,504,489

Net Assets
Beginning of period	914,984,155	869,479,666
End of period (including undistributed net investment income of $924,081 and undistributed net investment income of $8,017,124, respectively)	$ 847,603,412	$ 914,984,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79
Income from Investment Operations
Net investment income (loss) E	- J	.10	.03	.06	- J	.03
Net realized and unrealized gain (loss)	1.38	(.88)	3.51	5.31	(14.03)	7.97
Total from investment operations	1.38	(.78)	3.54	5.37	(14.03)	8.00
Distributions from net investment income	(.11)	(.02)	(.06)	-	(.03)	-
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.65)
Total distributions	(.38)	(.68)	(.40)	-	(5.20) K	(5.65)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 19.97	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14
Total Return B, C, D	7.51%	(4.00)%	20.85%	45.09%	(53.35)%	33.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.56%	1.71%	1.75%	1.82%	1.53%
Expenses net of fee waivers, if any	1.61% A	1.55%	1.65%	1.65%	1.65%	1.53%
Expenses net of all reductions	1.57% A	1.54%	1.63%	1.62%	1.60%	1.49%
Net investment income (loss)	(.03)% A	.49%	.16%	.41%	-% H	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,949	$ 17,185	$ 19,720	$ 17,590	$ 13,561	$ 38,585
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64
Income from Investment Operations
Net investment income (loss) E	(.03)	.05	(.02)	.02	(.05)	(.04)
Net realized and unrealized gain (loss)	1.37	(.86)	3.47	5.28	(13.95)	7.93
Total from investment operations	1.34	(.81)	3.45	5.30	(14.00)	7.89
Distributions from net investment income	(.03)	-	(.02)	-	-	-
Distributions from net realized gain	(.27)	(.63)	(.34)	-	(5.12)	(5.57)
Total distributions	(.30)	(.63)	(.36)	-	(5.12)	(5.57)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.84	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96
Total Return B, C, D	7.32%	(4.18)%	20.46%	44.76%	(53.46)%	33.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.82%	1.97%	2.00%	2.07%	1.77%
Expenses net of fee waivers, if any	1.86% A	1.81%	1.90%	1.90%	1.90%	1.77%
Expenses net of all reductions	1.83% A	1.79%	1.88%	1.86%	1.86%	1.73%
Net investment income (loss)	(.29)% A	.24%	(.09)%	.16%	(.25)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,226	$ 13,744	$ 16,092	$ 15,760	$ 13,493	$ 40,823
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)	(.10)	(.04)	(.16)	(.18)
Net realized and unrealized gain (loss)	1.35	(.85)	3.39	5.17	(13.73)	7.82
Total from investment operations	1.28	(.90)	3.29	5.13	(13.89)	7.64
Distributions from net realized gain	(.15)	(.52)	(.28)	-	(4.95)	(5.41)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.51	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49
Total Return B, C, D	7.04%	(4.68)%	19.90%	44.03%	(53.68)%	32.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.32%	2.47%	2.49%	2.58%	2.30%
Expenses net of fee waivers, if any	2.36% A	2.30%	2.40%	2.40%	2.40%	2.30%
Expenses net of all reductions	2.33% A	2.29%	2.38%	2.36%	2.36%	2.26%
Net investment income (loss)	(.79)% A	(.26)%	(.59)%	(.33)%	(.75)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,146	$ 2,067	$ 3,457	$ 3,601	$ 3,230	$ 10,704
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.10)	(.04)	(.16)	(.17)
Net realized and unrealized gain (loss)	1.35	(.85)	3.40	5.19	(13.78)	7.85
Total from investment operations	1.28	(.89)	3.30	5.15	(13.94)	7.68
Distributions from net realized gain	(.19)	(.59)	(.30)	-	(4.98)	(5.39)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.47	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62
Total Return B, C, D	7.06%	(4.64)%	19.86%	44.02%	(53.67)%	32.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.27%	2.42%	2.49%	2.57%	2.26%
Expenses net of fee waivers, if any	2.36% A	2.26%	2.40%	2.40%	2.40%	2.26%
Expenses net of all reductions	2.32% A	2.24%	2.37%	2.36%	2.36%	2.22%
Net investment income (loss)	(.78)% A	(.21)%	(.59)%	(.33)%	(.76)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,150	$ 9,545	$ 13,501	$ 5,814	$ 5,658	$ 20,094
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03
Income from Investment Operations
Net investment income (loss) D	.02	.17	.07	.08	.03	.12
Net realized and unrealized gain (loss)	1.39	(.89)	3.53	5.37	(14.14)	8.03
Total from investment operations	1.41	(.72)	3.60	5.45	(14.11)	8.15
Distributions from net investment income	(.18)	(.06)	(.08)	-	(.12)	(.07)
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.67)
Total distributions	(.45)	(.72)	(.42)	-	(5.30)	(5.74)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 20.19	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44
Total Return B, C	7.61%	(3.65)%	21.02%	45.30%	(53.25)%	33.82%
Ratios to Average Net Assets E, G
Expenses before reductions	1.33% A	1.26%	1.44%	1.48%	1.49%	1.19%
Expenses net of fee waivers, if any	1.33% A	1.25%	1.44%	1.48%	1.49%	1.19%
Expenses net of all reductions	1.30% A	1.23%	1.42%	1.44%	1.44%	1.15%
Net investment income (loss)	.24% A	.80%	.37%	.58%	.16%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,949	$ 856,692	$ 808,478	$ 669,035	$ 536,291	$ 1,663,761
Portfolio turnover rate F	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99
Income from Investment Operations
Net investment income (loss) D	.03	.18	.09	.09	.05	.12
Net realized and unrealized gain (loss)	1.39	(.89)	3.53	5.37	(14.12)	8.02
Total from investment operations	1.42	(.71)	3.62	5.46	(14.07)	8.14
Distributions from net investment income	(.20)	(.06)	(.09)	-	(.12)	(.07)
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.68)
Total distributions	(.47)	(.72)	(.43)	-	(5.30)	(5.75)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 20.19	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38
Total Return B, C	7.66%	(3.62)%	21.15%	45.46%	(53.22)%	33.84%
Ratios to Average Net Assets E, G
Expenses before reductions	1.25% A	1.22%	1.34%	1.45%	1.49%	1.18%
Expenses net of fee waivers, if any	1.25% A	1.21%	1.34%	1.40%	1.40%	1.18%
Expenses net of all reductions	1.21% A	1.19%	1.31%	1.37%	1.35%	1.14%
Net investment income (loss)	.33% A	.84%	.47%	.66%	.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,183	$ 15,752	$ 8,231	$ 2,696	$ 2,217	$ 7,774
Portfolio turnover rate F	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is

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3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 142,322,635
Gross unrealized depreciation	(114,870,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 27,452,335

Tax cost	$ 877,239,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (65,361,612)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $721,582 and a change in net unrealized appreciation (depreciation) of $158,093 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $398,245,900 and $533,404,576, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 19,999	$ 216
Class T	.25%	.25%	28,590	141
Class B	.75%	.25%	8,164	6,131
Class C	.75%	.25%	43,616	3,166
			$ 100,369	$ 9,654
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,271
Class T	1,676
Class B*	162
Class C*	947
$ 7,056

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,900.30
Class T	17,309.30
Class B	2,470.30
Class C	13,037.30
International Small Cap	1,084,142.27
Institutional Class	10,660.19
	$ 1,151,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $341 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,289 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $293,405. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $306,751, including $3,294 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154,674 for the period.

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 98,059	$ 15,709
Class T	18,440	-
International Small Cap	7,747,339	2,403,692
Institutional Class	152,585	11,165
Total	$ 8,016,423	$ 2,430,566
From net realized gain
Class A	$ 246,963	$ 648,961
Class T	172,958	496,268
Class B	15,448	87,007
Class C	91,928	402,241
International Small Cap	11,838,630	26,480,677
Institutional Class	211,751	131,783
Total	$ 12,577,678	$ 28,246,937

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	123,052	472,219	$ 2,325,517	$ 10,051,889
Reinvestment of distributions	18,159	30,361	323,948	616,326
Shares redeemed	(248,055)	(562,759)	(4,650,556)	(11,902,630)
Net increase (decrease)	(106,844)	(60,179)	$ (2,001,091)	$ (1,234,415)
Class T
Shares sold	36,407	237,757	$ 676,483	$ 5,055,416
Reinvestment of distributions	10,478	24,155	185,991	486,714
Shares redeemed	(212,176)	(326,059)	(3,925,700)	(6,629,520)
Net increase (decrease)	(165,291)	(64,147)	$ (3,063,226)	$ (1,087,390)
Class B
Shares sold	1,142	21,873	$ 21,036	$ 464,854
Reinvestment of distributions	825	4,142	14,430	81,975
Shares redeemed	(55,741)	(88,228)	(1,034,631)	(1,778,852)
Net increase (decrease)	(53,774)	(62,213)	$ (999,165)	$ (1,232,023)

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12. Share Transactions - continued

	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	58,548	128,685	$ 1,104,388	$ 2,661,361
Reinvestment of distributions	4,830	19,105	84,289	378,079
Shares redeemed	(112,709)	(308,659)	(2,017,883)	(6,253,765)
Net increase (decrease)	(49,331)	(160,869)	$ (829,206)	$ (3,214,325)
International Small Cap
Shares sold	3,247,219	17,502,789	$ 60,919,959	$ 375,309,666
Reinvestment of distributions	1,033,821	1,321,812	18,629,459	27,110,370
Shares redeemed	(9,159,444)	(13,398,001)	(171,129,205)	(275,580,654)
Net increase (decrease)	(4,878,404)	5,426,600	$ (91,579,787)	$ 126,839,382
Institutional Class
Shares sold	95,768	798,910	$ 1,812,597	$ 17,190,303
Reinvestment of distributions	15,793	5,609	284,438	115,044
Shares redeemed	(475,493)	(384,085)	(8,781,417)	(7,925,094)
Net increase (decrease)	(363,932)	420,434	$ (6,684,382)	$ 9,380,253

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISC-USAN-0612
1.800643.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.61%
Actual		$ 1,000.00	$ 1,075.10	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.07
Class T	1.86%
Actual		$ 1,000.00	$ 1,073.20	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.32
Class B	2.36%
Actual		$ 1,000.00	$ 1,070.40	$ 12.15
HypotheticalA		$ 1,000.00	$ 1,013.13	$ 11.81
Class C	2.36%
Actual		$ 1,000.00	$ 1,070.60	$ 12.15
HypotheticalA		$ 1,000.00	$ 1,013.13	$ 11.81
International Small Cap	1.33%
Actual		$ 1,000.00	$ 1,076.10	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.67
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,076.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 27.2%
United Kingdom 19.8%
Germany 9.0%
Australia 6.1%
France 4.4%
United States of America 3.2%
Cayman Islands 3.2%
Ireland 2.9%
Bermuda 2.8%
Other 21.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan 27.8%
United Kingdom 18.2%
Germany 8.5%
Australia 7.5%
France 5.1%
Ireland 3.2%
Bermuda 2.9%
Cayman Islands 2.5%
Singapore 2.3%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.4	98.5
Bonds	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.5	1.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	2.0	0.0
Nintendo Co. Ltd. (Japan, Software)	1.8	0.0
Kakaku.com, Inc. (Japan, Internet Software & Services)	1.4	0.0
Pigeon Corp. (Japan, Household Products)	1.3	0.3
Lanxess AG (Germany, Chemicals)	1.2	0.9
Pertama Holdings Ltd. (Singapore, Specialty Retail)	1.1	1.3
IBS Group Holding Ltd. GDR (Reg. S) (Isle of Man, IT Services)	1.0	0.8
Kubota Corp. (Japan, Machinery)	1.0	0.0
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.0	0.0
Citizen Holdings Co. Ltd. (Japan, Electronic Equipment & Components)	0.9	0.0
	12.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	21.0
Information Technology	17.8	15.0
Industrials	14.8	17.7
Materials	13.2	13.6
Financials	11.3	11.3
Health Care	9.3	9.7
Energy	7.9	5.7
Consumer Staples	2.2	2.7
Telecommunication Services	1.1	1.3
Utilities	0.3	0.3

Semiannual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 6.1%
Acrux Ltd.	177,499	$ 741,559
Alkane Resources Ltd. (a)	823,400	1,158,110
Ausgold Ltd. (a)	1,195,693	1,183,446
Austal Ltd.	508,767	1,044,216
Beach Energy Ltd.	1,346,128	1,963,449
Blackgold International Holdings Ltd. (a)	1,343,759	356,999
Campbell Brothers Ltd.	5,715	408,278
carsales.com Ltd. (d)	420,789	2,520,794
Goodman Group unit	253,653	951,366
Horizon Oil Ltd. (a)(d)	2,028,276	697,343
Iluka Resources Ltd.	75,072	1,329,634
Imdex Ltd.	379,467	996,276
Industrea Ltd.	908,239	927,324
Ironbark Zinc Ltd. (a)	2,305,831	480,466
Karoon Gas Australia Ltd. (a)	379,284	2,548,763
Linc Energy Ltd. (a)	508,182	592,983
McMillan Shakespeare Ltd.	74,357	852,157
Medusa Mining Ltd.	226,578	1,359,707
Mesoblast Ltd. (a)(d)	175,066	1,377,063
Mineral Deposits Ltd. (a)	422,377	2,649,122
Mineral Deposits Ltd. (Canada) (a)	448,000	2,367,563
Monto Minerals Ltd. (a)	273,551	3,990
Navitas Ltd.	286,457	1,178,859
NRW Holdings Ltd.	227,676	970,165
Panaust Ltd. (a)	404,291	1,373,146
Ramsay Health Care Ltd.	69,421	1,448,695
realestate.com.au Ltd.	66,454	966,522
SAI Global Ltd.	628,042	3,422,123
SEEK Ltd. (d)	555,282	4,142,207
Silver Lake Resources Ltd. (a)	211,056	708,042
Sino Gas & Energy Ltd. (a)	8,152,205	645,496
SomnoMed Ltd. (a)	531,849	504,237
Spark Infrastructure Group unit	1,091,535	1,648,963
Sydney Airport unit	156,262	473,753
Tiger Resources Ltd. (a)	12,548,330	4,444,982
TPG Telecom Ltd.	784,834	1,484,088
Troy Resources NL	280,501	1,303,390
Western Areas NL (d)	141,579	743,421
TOTAL AUSTRALIA		51,968,697
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.2%
Informa PLC	880,535	$ 5,925,448
LXB Retail Properties PLC (a)	2,358,500	4,545,847
TOTAL BAILIWICK OF JERSEY		10,471,295
Belgium - 0.6%
EVS Broadcast Equipment SA	95,700	4,796,395
Bermuda - 2.8%
Aquarius Platinum Ltd. (United Kingdom)	1,416,700	2,989,280
Asia Satellite Telecommunications Holdings Ltd.	271,000	771,926
Biosensors International Group Ltd. (a)	1,707,000	1,841,268
China Animal Healthcare Ltd.	2,129,000	387,044
China Singyes Solar Tech Holdings Ltd.	818,000	404,854
GZI Transport Ltd.	1,220,000	589,664
I.T Ltd.	1,912,000	1,005,453
Imagi International Holdings Ltd. (a)	17,664,000	284,586
Luk Fook Holdings International Ltd.	650,000	1,855,671
Oakley Capital Investments Ltd. (a)	1,564,700	3,466,642
PAX Global Technology Ltd. (a)	1,769,000	289,565
People's Food Holdings Ltd. (a)	689,000	328,453
Petra Diamonds Ltd. (a)	2,484,700	6,263,119
REXLot Holdings Ltd.	13,675,000	1,233,784
Vtech Holdings Ltd.	210,900	2,364,883
TOTAL BERMUDA		24,076,192
British Virgin Islands - 0.8%
Kalahari Energy (a)(g)	1,451,000	15
Playtech Ltd.	1,116,753	6,742,879
TOTAL BRITISH VIRGIN ISLANDS		6,742,894
Canada - 1.5%
AirSea Lines (a)(g)	1,893,338	25
Banro Corp. (a)	1,006,500	4,279,727
Mood Media Corp. (a)	175,300	738,292
Mood Media Corp. (United Kingdom) (a)	1,054,422	4,406,938
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	65,726
Teranga Gold Corp. (a)(d)	1,311,399	2,907,582
TOTAL CANADA		12,398,298
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	39,000	510,120
51job, Inc. sponsored ADR (a)	18,100	1,099,032
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AirMedia Group, Inc. ADR (a)	235,300	$ 670,605
Airtac International Group	124,000	712,399
AMVIG Holdings Ltd.	764,000	428,348
AutoNavi Holdings Ltd. ADR (a)	11,800	139,240
Baidu.com, Inc. sponsored ADR (a)	8,700	1,154,490
Bitauto Holdings Ltd. ADR (a)	82,500	370,425
China Automation Group Ltd.	1,589,000	438,280
China Corn Oil Co. Ltd.	967,000	453,672
China High Precision Automation Group Ltd.	712,000	123,199
China Metal International Holdings, Inc.	2,522,000	435,576
China Metal Recycling (Holdings) Ltd.	436,800	501,056
China Outfitters Holdings Ltd.	1,636,000	331,052
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	465,999
CNinsure, Inc. ADR (a)	31,900	190,443
Concord Medical Services Holdings Ltd. ADR	84,800	323,936
Convenience Retail Asia Ltd.	700,000	375,323
Daphne International Holdings Ltd.	394,000	562,665
EVA Precision Industrial Holdings Ltd.	10,790,000	1,835,732
Fook Woo Group Holdings Ltd. (a)	2,055,000	290,293
Greatview Aseptic Pack Co. Ltd. (a)	1,196,000	653,598
Haitian International Holdings Ltd.	338,000	389,029
Hutchison China Meditech Ltd. (a)	72,932	529,732
Kingdee International Software Group Co. Ltd.	896,400	199,877
KongZhong Corp. sponsored ADR (a)	46,600	270,746
Lee's Pharmaceutical Holdings Ltd.	1,035,000	441,552
Marwyn Value Investors II Ltd. (a)	1,932,400	3,481,491
Ming Fai International Holdings Ltd.	9,133,000	953,482
Minth Group Ltd.	350,000	443,441
MStar Semiconductor, Inc.	52,000	309,449
NVC Lighting Holdings Ltd.	358,000	130,121
Perfect World Co. Ltd. sponsored ADR Class B	34,900	426,129
Royale Furniture Holdings Ltd.	3,871,074	1,247,341
Shenguan Holdings Group Ltd.	3,154,000	1,707,359
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	396,068
SouFun Holdings Ltd. ADR	49,500	893,970
Trauson Holdings Co. Ltd.	1,237,000	475,116
VanceInfo Technologies, Inc. ADR (a)	38,100	493,395
VisionChina Media, Inc. ADR (a)(d)	265,600	353,248
VST Holdings Ltd.	1,858,000	450,212
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	608,274
Yip's Chemical Holdings Ltd.	592,000	465,442
TOTAL CAYMAN ISLANDS		26,730,957
Common Stocks - continued
	Shares	Value
China - 0.2%
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	$ 407,445
Travelsky Technology Ltd. (H Shares)	877,000	487,181
Weiqiao Textile Co. Ltd. (H Shares)	933,500	462,019
Zhaojin Mining Industry Co. Ltd. (H Shares)	100,000	139,973
TOTAL CHINA		1,496,618
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	352,300	902,758
TOTAL CYPRUS		5,770,258
Denmark - 0.7%
William Demant Holding A/S (a)	63,200	5,966,084
France - 4.4%
Altamir Amboise	547,200	4,904,075
ALTEN	118,100	3,428,553
Audika SA	113,900	1,666,128
Axway Software SA	65,556	1,649,745
Eurofins Scientific SA	58,599	6,924,198
Faiveley Transport	4,451	246,001
Iliad SA	29,060	3,741,171
Ipsos SA	182,872	5,935,948
LeGuide.com SA (a)	92,500	2,295,966
Sartorius Stedim Biotech (d)	53,200	3,750,193
Sopra Group SA	40,500	2,340,247
TOTAL FRANCE		36,882,225
Germany - 8.4%
Brenntag AG	41,800	5,207,008
CENTROTEC Sustainable AG	238,110	3,907,028
CTS Eventim AG	199,743	7,797,739
Delticom AG (d)	37,800	3,671,408
GFK AG	142,601	7,575,549
Lanxess AG	123,685	9,848,612
MTU Aero Engines Holdings AG (d)	69,400	5,844,879
Rational AG	16,020	4,093,004
Rheinmetall AG	56,800	3,190,014
RIB Software AG	391,400	2,753,889
Stroer Out-of-Home Media AG (a)	182,100	3,109,725
Tom Tailor Holding AG	226,000	4,203,462
Common Stocks - continued
	Shares	Value
Germany - continued
United Internet AG	206,269	$ 4,079,500
Wirecard AG	297,900	5,521,040
TOTAL GERMANY		70,802,857
Hong Kong - 0.6%
Dah Sing Financial Holdings Ltd.	172,000	617,401
Magnificent Estates Ltd.	32,558,000	1,342,832
Singamas Container Holdings Ltd.	2,374,000	712,936
Techtronic Industries Co. Ltd.	1,478,000	1,784,957
Tian An China Investments Co. Ltd.	750,000	356,699
YGM Trading Ltd.	152,000	403,575
TOTAL HONG KONG		5,218,400
Iceland - 0.6%
Ossur hf (a)	3,482,300	5,422,020
India - 1.0%
Ahluwalia Contracts (India) Ltd.	230,314	265,671
Educomp Solutions Ltd.	44,518	163,947
Financial Technologies India Ltd.	23,352	302,802
Geodesic Ltd.	256,340	222,195
Indian Overseas Bank	186,286	308,797
IndusInd Bank Ltd.	91,917	581,526
Page Industries Ltd.	90,340	5,366,023
PI Industries Ltd.	51,585	524,029
Thangamayil Jewellery Ltd.	253,192	838,204
TOTAL INDIA		8,573,194
Indonesia - 0.9%
PT AKR Corporindo Tbk	887,000	398,115
PT Clipan Finance Indonesia Tbk	8,265,400	436,181
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	23,028
PT Jasa Marga Tbk	1,124,500	654,597
PT Mayora Indah Tbk	372,500	810,620
PT Media Nusantara Citra Tbk	14,019,500	3,432,226
PT Mitra Adiperkasa Tbk	588,000	444,655
PT Nippon Indosari Corpindo Tbk	1,712,000	726,489
PT Tower Bersama Infrastructure Tbk	1,675,500	556,039
TOTAL INDONESIA		7,481,950
Ireland - 2.9%
Elan Corp. PLC (a)	189,500	2,612,677
James Hardie Industries NV CDI	79,624	621,342
Common Stocks - continued
	Shares	Value
Ireland - continued
Kenmare Resources PLC (a)	9,593,800	$ 7,863,707
Paddy Power PLC (Ireland)	121,084	7,902,346
Petroceltic International PLC (a)	23,461,800	2,989,347
Providence Resources PLC (a)	323,833	2,927,666
TOTAL IRELAND		24,917,085
Isle of Man - 1.5%
Bahamas Petroleum Co. PLC (a)	12,489,510	1,577,140
Exillon Energy PLC (a)	1,100,400	2,477,264
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	8,906,526
TOTAL ISLE OF MAN		12,960,930
Israel - 0.1%
Sarin Technologies Ltd.	851,000	859,492
Italy - 1.0%
Brunello Cucinelli SpA	34,100	541,699
Salvatore Ferragamo Italia SpA	306,400	7,491,660
TOTAL ITALY		8,033,359
Japan - 27.2%
Aeon Credit Service Co. Ltd. (d)	331,000	5,770,468
Asahi Co. Ltd.	41,100	811,007
ASAHI INTECC Co. Ltd. (d)	237,700	6,414,079
Bridgestone Corp.	51,100	1,209,193
CAC Corp.	44,800	391,702
Canon, Inc.	45,700	2,071,613
Chiyoda Co. Ltd.	37,200	866,984
Citizen Holdings Co. Ltd.	1,261,000	7,919,853
CyberAgent, Inc.	2,502	7,706,093
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	7,000	242,141
Daikin Industries Ltd.	17,800	470,319
Exedy Corp.	157,500	4,426,805
Fanuc Corp.	32,700	5,515,218
Fuji Corp. (d)	33,300	483,769
Fuji Heavy Industries Ltd.	255,000	1,923,462
Fuji Spinning Co. Ltd.	758,000	1,678,518
GMO Internet, Inc.	88,500	473,398
Hitachi Chemical Co. Ltd.	356,500	6,609,042
Hitachi Metals Ltd.	504,000	6,277,798
Hitachi Transport System Ltd.	38,300	700,973
Honda Motor Co. Ltd.	123,500	4,444,943
Hoshizaki Electric Co. Ltd.	102,900	2,467,619
Common Stocks - continued
	Shares	Value
Japan - continued
Iwatsuka Confectionary Co. Ltd.	11,600	$ 470,686
JSP Corp.	112,300	1,533,653
K'S Denki Corp.	47,100	1,417,011
Kakaku.com, Inc. (d)	392,900	12,218,564
Kamei Corp.	43,000	608,745
Kanto Denka Kogyo Co. Ltd. (d)	267,000	865,083
KAWAI Musical Instruments Manufacturing Co. Ltd.	405,000	991,520
Koshidaka Holdings Co. Ltd.	51,800	1,608,607
Kubota Corp.	920,000	8,881,435
Kurimoto Ltd.	1,046,000	2,430,315
Makita Corp.	101,400	3,881,700
Maruwa Ceramic Co. Ltd. (d)	125,200	5,061,606
Megachips Corp.	53,300	1,177,860
MEGANE TOP CO. LTD.	161,400	2,072,695
Mitsubishi Gas Chemical Co., Inc.	292,000	1,913,125
Nexon Co. Ltd. (d)	113,800	2,157,164
Nichias Corp.	407,000	2,112,490
Nikkiso Co. Ltd.	570,000	5,985,773
Nintendo Co. Ltd.	112,500	15,186,642
Nippon Seiki Co. Ltd.	33,000	416,297
Nitta Corp.	147,900	2,808,387
Nitta Gelatin, Inc.	15,100	100,106
NSD Co. Ltd.	46,300	382,878
Olympus Corp.	293,400	4,606,901
Origin Electric Co. Ltd.	332,000	1,386,143
ORIX Corp.	173,700	16,608,636
Osaka Securities Exchange Co. Ltd.	1,411	8,078,857
Pal Co. Ltd.	35,250	1,673,298
Pigeon Corp.	273,100	10,896,980
Rohto Pharmaceutical Co. Ltd.	163,000	2,087,967
Sawada Holdings Co. Ltd. (a)	271,700	1,988,700
Shimadzu Corp.	316,000	2,813,518
Shinko Electric Industries Co.Ltd. (d)	508,600	4,754,355
Shinko Kogyo Co. Ltd.	230,800	1,116,203
Shinko Shoji Co. Ltd.	2,800	23,511
Shinsei Bank Ltd.	886,000	1,143,405
Skymark Airlines, Inc.	23,300	181,817
SMC Corp.	700	116,909
Sosei Group Corp. (a)(d)	737	1,166,306
Stanley Electric Co. Ltd.	254,500	3,899,093
STELLA CHEMIFA Corp.	39,400	897,644
Sugi Holdings Co. Ltd.	10,600	343,540
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	232,100	$ 3,194,106
Sysmex Corp.	3,400	136,649
Taiheiyo Cement Corp.	526,000	1,255,417
Takara Leben Co. Ltd.	467,300	4,053,735
Takashima & Co. Ltd.	138,000	460,996
Takata Corp.	60,200	1,476,163
Toho Real Estate Co. Ltd.	3,000	18,123
Tokio Marine Holdings, Inc.	19,700	504,029
Tokyu Land Corp.	378,000	1,821,911
Topcon Corp.	157,900	1,216,427
Toyo Engineering Corp.	691,000	3,129,640
Toyo Kanetsu KK	322,000	727,636
Weathernews, Inc.	6,700	206,866
WebCrew, Inc.	47,900	611,949
West Holdings Corp.	67,400	1,176,145
Yahagi Construction Co. Ltd.	1,800	9,266
Yamato Kogyo Co. Ltd.	95,000	2,703,405
Yamaya Corp.	42,100	898,691
TOTAL JAPAN		230,542,276
Korea (South) - 0.4%
Daou Technology, Inc.	107,530	1,075,181
Duksan Hi-Metal Co. Ltd. (a)	36,664	752,664
Genic Co. Ltd.	10,506	373,712
Korea Plant Service & Engineering Co. Ltd.	12,424	457,878
Medy-Tox, Inc.	10,827	416,746
TK Corp. (a)	22,088	599,046
TOTAL KOREA (SOUTH)		3,675,227
Luxembourg - 0.9%
AZ Electronic Materials SA	1,512,300	7,813,037
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	933,849
Muhibbah Engineering (M) Bhd	937,000	380,932
WCT Bhd	480,000	372,831
TOTAL MALAYSIA		1,687,612
Netherlands - 1.5%
Gemalto NV	100,108	7,459,718
HeidelbergCement Finance AG (d)	68,166	3,748,042
Ichor Coal NV (a)	355,000	1,409,847
TOTAL NETHERLANDS		12,617,607
Common Stocks - continued
	Shares	Value
Norway - 2.0%
Aker Solutions ASA	368,000	$ 6,254,129
Schibsted ASA (B Shares)	201,600	7,690,838
Sevan Drilling ASA	2,251,900	2,849,161
TOTAL NORWAY		16,794,128
Philippines - 0.1%
Alliance Global Group, Inc.	1,969,100	577,210
Belle Corp. (a)	3,750,000	430,452
TOTAL PHILIPPINES		1,007,662
Singapore - 2.2%
Amtek Engineering Ltd.	2,624,000	1,441,700
CSE Global Ltd.	1,069,000	643,482
Goodpack Ltd.	1,220,000	1,591,969
Hyflux Ltd.	529,000	613,352
Mapletree Industrial (REIT)	1,116,000	1,018,931
OSIM International Ltd.	1,036,000	1,012,855
Pertama Holdings Ltd. (e)	23,060,000	9,539,628
Petra Foods Ltd.	370,000	738,416
Raffles Medical Group Ltd.	390,205	728,294
Venture Corp. Ltd.	205,000	1,424,474
TOTAL SINGAPORE		18,753,101
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,189,500	2,788,455
Sweden - 1.1%
Avanza Bank Holding AB	167,600	4,014,969
Elekta AB (B Shares) (d)	112,400	5,702,994
TOTAL SWEDEN		9,717,963
Switzerland - 0.7%
Leclanche SA (a)	6,500	85,588
VZ Holding AG	53,520	5,743,869
TOTAL SWITZERLAND		5,829,457
Taiwan - 0.3%
Lung Yen Life Service Co. Ltd.	121,000	367,711
Pacific Hospital Supply Co. Ltd.	104,000	315,692
Tong Hsing Electronics Industries Ltd.	216,721	799,091
Topoint Technology Co. Ltd.	557,000	350,573
WPG Holding Co. Ltd.	294,000	402,353
TOTAL TAIWAN		2,235,420
Common Stocks - continued
	Shares	Value
Thailand - 0.3%
Toyo-Thai Corp. PCL	5,714,500	$ 2,787,108
United Kingdom - 19.8%
Aberdeen Asset Management PLC	1,220,000	5,613,816
Amerisur Resources PLC (a)(d)	7,990,224	3,242,233
Ashmore Group PLC	924,800	5,742,990
ASOS PLC (a)(d)	302,576	7,258,622
Aurelian Oil & Gas PLC (a)	3,890,100	1,389,085
Avanti Communications Group PLC (a)(d)	680,000	3,013,123
Aveva Group PLC	191,700	5,183,730
Bond International Software PLC	843,266	793,849
Bowleven PLC (a)	433,300	624,169
Brammer PLC	1,306,300	7,802,540
Cadogan Petroleum PLC (a)	1,723,100	887,972
Central Asia Metals PLC (a)	1,377,500	2,001,059
China Goldmines PLC (a)	669,353	234,668
Craneware PLC (d)	815,800	4,886,021
Faroe Petroleum PLC (a)	480,947	1,379,755
GoIndustry-DoveBid PLC (a)	117,989	90,966
IG Group Holdings PLC	741,702	5,573,856
International Personal Finance PLC	1,338,500	5,815,834
John Wood Group PLC	395,600	5,014,788
Johnson Matthey PLC	176,100	6,614,058
Keronite PLC (a)(g)	13,620,267	221
London Mining PLC (a)(d)	1,504,645	7,296,041
Michael Page International PLC	914,900	6,171,553
Moneysupermarket.com Group PLC	2,797,800	6,053,299
Monitise PLC (a)	4,517,900	2,621,549
Mothercare PLC (d)	404,827	1,121,955
Nautical Petroleum PLC (a)(d)	607,766	3,334,252
NCC Group Ltd.	225,015	3,235,866
Ocado Group PLC (a)(d)	1,088,800	2,293,866
Ophir Energy PLC	635,300	5,949,767
Optos PLC (a)	385,400	1,607,645
Pureprofile Media PLC (a)(g)	1,108,572	719,729
Regenersis PLC (a)	1,396,700	2,255,649
Robert Walters PLC	884,400	3,667,625
Rockhopper Exploration PLC (a)(d)	1,087,100	6,003,616
SDL PLC	462,462	5,344,429
Serco Group PLC	350,129	3,082,997
Silverdell PLC (a)	6,644,400	1,105,414
Sinclair Pharma PLC (a)	4,273,015	1,872,593
Sphere Medical Holding PLC	684,254	905,149
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sthree PLC	1,063,309	$ 5,980,094
Synergy Health PLC	293,653	3,960,780
Ted Baker PLC	476,775	7,005,309
TMO Renewables Ltd. (a)(g)	1,000,000	568,085
Travis Perkins PLC	322,600	5,497,927
Valiant Petroleum PLC (a)	414,400	3,934,784
Wolfson Microelectronics PLC (a)	968,500	2,790,251
Zenergy Power PLC (a)	855,520	64,570
TOTAL UNITED KINGDOM		167,608,149
United States of America - 0.7%
ChinaCast Education Corp. (a)(d)	70,100	148,612
CTC Media, Inc.	4,300	46,569
GI Dynamics, Inc. CDI	690,238	726,316
KIT Digital, Inc. (a)(d)	428,400	2,904,552
Mudalla Technology, Inc. (a)	996,527	16
Phorm, Inc. (a)	1,308,800	1,614,478
XL TechGroup, Inc. (a)	1,329,250	22
YOU On Demand Holdings, Inc. (a)	86,974	443,567
Zhongpin, Inc. (a)	40,200	379,488
TOTAL UNITED STATES OF AMERICA		6,263,620
TOTAL COMMON STOCKS (Cost $777,278,437)		821,690,022
Government Obligations - 0.1%
		Principal Amount (h)
Germany - 0.1%
German Federal Republic:
0.0102% to 0.0102% 6/13/12 (f)	EUR	275,000	364,005
5% 7/4/12 (f)	EUR	500,000	667,379
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,042,793)			1,031,384
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	25,383,781	$ 25,383,781
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	56,586,607	56,586,607
TOTAL MONEY MARKET FUNDS (Cost $81,970,388)		81,970,388
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $860,291,618)		904,691,794
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(57,088,382)
NET ASSETS - 100%		$ 847,603,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
Eurex EURO STOXX 50 Index Contracts (Germany)	June 2012	$ 3,977,317	$ 44,813
The face value of futures purchased as a percentage of net assets is 0.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $998,293.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,155,583 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
(h) Principle amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,934
Fidelity Securities Lending Cash Central Fund	306,751
Total	$ 318,685
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ 146,001	$ 9,539,628
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,823,380	$ 111,659,415	$ 41,475,709	$ 9,688,256
Consumer Staples	19,587,032	6,977,135	12,609,897	-
Energy	64,645,167	57,640,161	727,636	6,277,370
Financials	94,708,857	54,139,445	40,569,390	22
Health Care	77,617,886	54,039,449	23,010,352	568,085
Industrials	124,993,713	92,034,591	32,668,583	290,539
Information Technology	154,901,787	96,211,676	57,847,183	842,928
Materials	110,583,538	85,517,151	24,831,719	234,668
Telecommunication Services	9,566,347	9,566,347	-	-
Utilities	2,262,315	2,262,315	-	-
Government Obligations	1,031,384	-	1,031,384	-
Money Market Funds	81,970,388	81,970,388	-	-
Total Investments in Securities:	$ 904,691,794	$ 652,018,073	$ 234,771,853	$ 17,901,868
Derivative Instruments:
Assets
Futures Contracts	$ 44,813	$ 44,813	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 16
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,403,258)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	12,091,498
Transfers out of Level 3	-
Ending Balance	$ 9,688,256
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (2,403,258)
Equities - Energy
Beginning Balance	$ 4,867,523
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,490)
Cost of Purchases	1,420,337
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,277,370
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (10,490)
Equities - Financials
Beginning Balance	$ 21
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 22
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1
Investments in Securities:
Equities - Health Care
Beginning Balance	$ 2,116,858
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,215
Cost of Purchases	-
Proceeds of Sales	(1,553,988)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 568,085
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 5,215
Equities - Industrials
Beginning Balance	$ 245
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(98,007)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 290,539
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (98,007)
Equities - Information Technology
Beginning Balance	$ 964,239
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(121,311)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 842,928
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (121,311)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 232,514
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,154
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 234,668
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,154
Corporate Bonds
Beginning Balance	$ 163,913
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(163,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 44,813	$ -
Total Value of Derivatives	$ 44,813	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $53,531,742) - See accompanying schedule: Unaffiliated issuers (cost $771,908,944)	$ 813,181,778
Fidelity Central Funds (cost $81,970,388)	81,970,388
Other affiliated issuers (cost $6,412,286)	9,539,628
Total Investments (cost $860,291,618)		$ 904,691,794
Foreign currency held at value (cost $956,598)		958,827
Receivable for investments sold		3,339,030
Receivable for fund shares sold		714,879
Dividends receivable		2,777,981
Interest receivable		27,227
Distributions receivable from Fidelity Central Funds		113,063
Prepaid expenses		1,182
Other receivables		63,923
Total assets		912,687,906

Liabilities
Payable for investments purchased	$ 5,115,697
Payable for fund shares redeemed	2,104,967
Accrued management fee	741,837
Distribution and service plan fees payable	16,572
Payable for daily variation margin on futures contracts	55,454
Other affiliated payables	224,018
Other payables and accrued expenses	239,342
Collateral on securities loaned, at value	56,586,607
Total liabilities		65,084,494

Net Assets		$ 847,603,412
Net Assets consist of:
Paid in capital		$ 876,001,009
Undistributed net investment income		924,081
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,716,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,394,483
Net Assets		$ 847,603,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,949,481 ÷ 798,859 shares)	$ 19.97

Maximum offering price per share (100/94.25 of $19.97)	$ 21.19
Class T: Net Asset Value and redemption price per share ($11,225,743 ÷ 565,832 shares)	$ 19.84

Maximum offering price per share (100/96.50 of $19.84)	$ 20.56
Class B: Net Asset Value and offering price per share ($1,145,702 ÷ 58,723 shares)A	$ 19.51

Class C: Net Asset Value and offering price per share ($9,150,243 ÷ 469,918 shares)A	$ 19.47

International Small Cap: Net Asset Value, offering price and redemption price per share ($800,949,477 ÷ 39,672,414 shares)	$ 20.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,182,766 ÷ 454,901 shares)	$ 20.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012

Investment Income
Dividends (including $146,001 earned from other affiliated issuers)		$ 6,543,425
Interest		12,077
Income from Fidelity Central Funds		318,685
Income before foreign taxes withheld		6,874,187
Less foreign taxes withheld		(384,138)
Total income		6,490,049

Expenses
Management fee Basic fee	$ 3,612,989
Performance adjustment	365,964
Transfer agent fees	1,151,518
Distribution and service plan fees	100,369
Accounting and security lending fees	204,663
Custodian fees and expenses	145,787
Independent trustees' compensation	2,610
Registration fees	53,025
Audit	77,293
Legal	1,980
Miscellaneous	5,145
Total expenses before reductions	5,721,343
Expense reductions	(154,674)	5,566,669
Net investment income (loss)		923,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,890,335
Foreign currency transactions	(120,753)
Futures contracts	721,582
Total net realized gain (loss)		17,491,164
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $118,679)	39,661,574
Assets and liabilities in foreign currencies	71,609
Futures contracts	158,093
Total change in net unrealized appreciation (depreciation)		39,891,276
Net gain (loss)		57,382,440
Net increase (decrease) in net assets resulting from operations		$ 58,305,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 923,380	$ 8,017,121
Net realized gain (loss)	17,491,164	35,260,441
Change in net unrealized appreciation (depreciation)	39,891,276	(96,830,627)
Net increase (decrease) in net assets resulting from operations	58,305,820	(53,553,065)
Distributions to shareholders from net investment income	(8,016,423)	(2,430,566)
Distributions to shareholders from net realized gain	(12,577,678)	(28,246,937)
Total distributions	(20,594,101)	(30,677,503)
Share transactions - net increase (decrease)	(105,156,857)	129,451,482
Redemption fees	64,395	283,575
Total increase (decrease) in net assets	(67,380,743)	45,504,489

Net Assets
Beginning of period	914,984,155	869,479,666
End of period (including undistributed net investment income of $924,081 and undistributed net investment income of $8,017,124, respectively)	$ 847,603,412	$ 914,984,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79
Income from Investment Operations
Net investment income (loss) E	- J	.10	.03	.06	- J	.03
Net realized and unrealized gain (loss)	1.38	(.88)	3.51	5.31	(14.03)	7.97
Total from investment operations	1.38	(.78)	3.54	5.37	(14.03)	8.00
Distributions from net investment income	(.11)	(.02)	(.06)	-	(.03)	-
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.65)
Total distributions	(.38)	(.68)	(.40)	-	(5.20) K	(5.65)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 19.97	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14
Total Return B, C, D	7.51%	(4.00)%	20.85%	45.09%	(53.35)%	33.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.56%	1.71%	1.75%	1.82%	1.53%
Expenses net of fee waivers, if any	1.61% A	1.55%	1.65%	1.65%	1.65%	1.53%
Expenses net of all reductions	1.57% A	1.54%	1.63%	1.62%	1.60%	1.49%
Net investment income (loss)	(.03)% A	.49%	.16%	.41%	-% H	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,949	$ 17,185	$ 19,720	$ 17,590	$ 13,561	$ 38,585
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64
Income from Investment Operations
Net investment income (loss) E	(.03)	.05	(.02)	.02	(.05)	(.04)
Net realized and unrealized gain (loss)	1.37	(.86)	3.47	5.28	(13.95)	7.93
Total from investment operations	1.34	(.81)	3.45	5.30	(14.00)	7.89
Distributions from net investment income	(.03)	-	(.02)	-	-	-
Distributions from net realized gain	(.27)	(.63)	(.34)	-	(5.12)	(5.57)
Total distributions	(.30)	(.63)	(.36)	-	(5.12)	(5.57)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.84	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96
Total Return B, C, D	7.32%	(4.18)%	20.46%	44.76%	(53.46)%	33.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.82%	1.97%	2.00%	2.07%	1.77%
Expenses net of fee waivers, if any	1.86% A	1.81%	1.90%	1.90%	1.90%	1.77%
Expenses net of all reductions	1.83% A	1.79%	1.88%	1.86%	1.86%	1.73%
Net investment income (loss)	(.29)% A	.24%	(.09)%	.16%	(.25)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,226	$ 13,744	$ 16,092	$ 15,760	$ 13,493	$ 40,823
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)	(.10)	(.04)	(.16)	(.18)
Net realized and unrealized gain (loss)	1.35	(.85)	3.39	5.17	(13.73)	7.82
Total from investment operations	1.28	(.90)	3.29	5.13	(13.89)	7.64
Distributions from net realized gain	(.15)	(.52)	(.28)	-	(4.95)	(5.41)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.51	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49
Total Return B, C, D	7.04%	(4.68)%	19.90%	44.03%	(53.68)%	32.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.32%	2.47%	2.49%	2.58%	2.30%
Expenses net of fee waivers, if any	2.36% A	2.30%	2.40%	2.40%	2.40%	2.30%
Expenses net of all reductions	2.33% A	2.29%	2.38%	2.36%	2.36%	2.26%
Net investment income (loss)	(.79)% A	(.26)%	(.59)%	(.33)%	(.75)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,146	$ 2,067	$ 3,457	$ 3,601	$ 3,230	$ 10,704
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.10)	(.04)	(.16)	(.17)
Net realized and unrealized gain (loss)	1.35	(.85)	3.40	5.19	(13.78)	7.85
Total from investment operations	1.28	(.89)	3.30	5.15	(13.94)	7.68
Distributions from net realized gain	(.19)	(.59)	(.30)	-	(4.98)	(5.39)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.47	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62
Total Return B, C, D	7.06%	(4.64)%	19.86%	44.02%	(53.67)%	32.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.27%	2.42%	2.49%	2.57%	2.26%
Expenses net of fee waivers, if any	2.36% A	2.26%	2.40%	2.40%	2.40%	2.26%
Expenses net of all reductions	2.32% A	2.24%	2.37%	2.36%	2.36%	2.22%
Net investment income (loss)	(.78)% A	(.21)%	(.59)%	(.33)%	(.76)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,150	$ 9,545	$ 13,501	$ 5,814	$ 5,658	$ 20,094
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03
Income from Investment Operations
Net investment income (loss) D	.02	.17	.07	.08	.03	.12
Net realized and unrealized gain (loss)	1.39	(.89)	3.53	5.37	(14.14)	8.03
Total from investment operations	1.41	(.72)	3.60	5.45	(14.11)	8.15
Distributions from net investment income	(.18)	(.06)	(.08)	-	(.12)	(.07)
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.67)
Total distributions	(.45)	(.72)	(.42)	-	(5.30)	(5.74)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 20.19	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44
Total Return B, C	7.61%	(3.65)%	21.02%	45.30%	(53.25)%	33.82%
Ratios to Average Net Assets E, G
Expenses before reductions	1.33% A	1.26%	1.44%	1.48%	1.49%	1.19%
Expenses net of fee waivers, if any	1.33% A	1.25%	1.44%	1.48%	1.49%	1.19%
Expenses net of all reductions	1.30% A	1.23%	1.42%	1.44%	1.44%	1.15%
Net investment income (loss)	.24% A	.80%	.37%	.58%	.16%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,949	$ 856,692	$ 808,478	$ 669,035	$ 536,291	$ 1,663,761
Portfolio turnover rate F	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99
Income from Investment Operations
Net investment income (loss) D	.03	.18	.09	.09	.05	.12
Net realized and unrealized gain (loss)	1.39	(.89)	3.53	5.37	(14.12)	8.02
Total from investment operations	1.42	(.71)	3.62	5.46	(14.07)	8.14
Distributions from net investment income	(.20)	(.06)	(.09)	-	(.12)	(.07)
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.68)
Total distributions	(.47)	(.72)	(.43)	-	(5.30)	(5.75)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 20.19	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38
Total Return B, C	7.66%	(3.62)%	21.15%	45.46%	(53.22)%	33.84%
Ratios to Average Net Assets E, G
Expenses before reductions	1.25% A	1.22%	1.34%	1.45%	1.49%	1.18%
Expenses net of fee waivers, if any	1.25% A	1.21%	1.34%	1.40%	1.40%	1.18%
Expenses net of all reductions	1.21% A	1.19%	1.31%	1.37%	1.35%	1.14%
Net investment income (loss)	.33% A	.84%	.47%	.66%	.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,183	$ 15,752	$ 8,231	$ 2,696	$ 2,217	$ 7,774
Portfolio turnover rate F	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is

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3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 142,322,635
Gross unrealized depreciation	(114,870,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 27,452,335

Tax cost	$ 877,239,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (65,361,612)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $721,582 and a change in net unrealized appreciation (depreciation) of $158,093 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $398,245,900 and $533,404,576, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

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7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 19,999	$ 216
Class T	.25%	.25%	28,590	141
Class B	.75%	.25%	8,164	6,131
Class C	.75%	.25%	43,616	3,166
			$ 100,369	$ 9,654

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,271
Class T	1,676
Class B*	162
Class C*	947
$ 7,056

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,900.30
Class T	17,309.30
Class B	2,470.30
Class C	13,037.30
International Small Cap	1,084,142.27
Institutional Class	10,660.19
	$ 1,151,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $341 for the period.

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8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,289 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $293,405. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $306,751, including $3,294 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154,674 for the period.

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 98,059	$ 15,709
Class T	18,440	-
International Small Cap	7,747,339	2,403,692
Institutional Class	152,585	11,165
Total	$ 8,016,423	$ 2,430,566
From net realized gain
Class A	$ 246,963	$ 648,961
Class T	172,958	496,268
Class B	15,448	87,007
Class C	91,928	402,241
International Small Cap	11,838,630	26,480,677
Institutional Class	211,751	131,783
Total	$ 12,577,678	$ 28,246,937

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	123,052	472,219	$ 2,325,517	$ 10,051,889
Reinvestment of distributions	18,159	30,361	323,948	616,326
Shares redeemed	(248,055)	(562,759)	(4,650,556)	(11,902,630)
Net increase (decrease)	(106,844)	(60,179)	$ (2,001,091)	$ (1,234,415)
Class T
Shares sold	36,407	237,757	$ 676,483	$ 5,055,416
Reinvestment of distributions	10,478	24,155	185,991	486,714
Shares redeemed	(212,176)	(326,059)	(3,925,700)	(6,629,520)
Net increase (decrease)	(165,291)	(64,147)	$ (3,063,226)	$ (1,087,390)
Class B
Shares sold	1,142	21,873	$ 21,036	$ 464,854
Reinvestment of distributions	825	4,142	14,430	81,975
Shares redeemed	(55,741)	(88,228)	(1,034,631)	(1,778,852)
Net increase (decrease)	(53,774)	(62,213)	$ (999,165)	$ (1,232,023)

Semiannual Report

12. Share Transactions - continued

	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	58,548	128,685	$ 1,104,388	$ 2,661,361
Reinvestment of distributions	4,830	19,105	84,289	378,079
Shares redeemed	(112,709)	(308,659)	(2,017,883)	(6,253,765)
Net increase (decrease)	(49,331)	(160,869)	$ (829,206)	$ (3,214,325)
International Small Cap
Shares sold	3,247,219	17,502,789	$ 60,919,959	$ 375,309,666
Reinvestment of distributions	1,033,821	1,321,812	18,629,459	27,110,370
Shares redeemed	(9,159,444)	(13,398,001)	(171,129,205)	(275,580,654)
Net increase (decrease)	(4,878,404)	5,426,600	$ (91,579,787)	$ 126,839,382
Institutional Class
Shares sold	95,768	798,910	$ 1,812,597	$ 17,190,303
Reinvestment of distributions	15,793	5,609	284,438	115,044
Shares redeemed	(475,493)	(384,085)	(8,781,417)	(7,925,094)
Net increase (decrease)	(363,932)	420,434	$ (6,684,382)	$ 9,380,253

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AISCI-USAN-0612
1.800646.108

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.61%
Actual		$ 1,000.00	$ 1,075.10	$ 8.31
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.07
Class T	1.86%
Actual		$ 1,000.00	$ 1,073.20	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.32
Class B	2.36%
Actual		$ 1,000.00	$ 1,070.40	$ 12.15
HypotheticalA		$ 1,000.00	$ 1,013.13	$ 11.81
Class C	2.36%
Actual		$ 1,000.00	$ 1,070.60	$ 12.15
HypotheticalA		$ 1,000.00	$ 1,013.13	$ 11.81
International Small Cap	1.33%
Actual		$ 1,000.00	$ 1,076.10	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.67
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,076.60	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 27.2%
United Kingdom 19.8%
Germany 9.0%
Australia 6.1%
France 4.4%
United States of America 3.2%
Cayman Islands 3.2%
Ireland 2.9%
Bermuda 2.8%
Other 21.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Japan 27.8%
United Kingdom 18.2%
Germany 8.5%
Australia 7.5%
France 5.1%
Ireland 3.2%
Bermuda 2.9%
Cayman Islands 2.5%
Singapore 2.3%
Other 22.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.4	98.5
Bonds	0.1	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.5	1.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
ORIX Corp. (Japan, Diversified Financial Services)	2.0	0.0
Nintendo Co. Ltd. (Japan, Software)	1.8	0.0
Kakaku.com, Inc. (Japan, Internet Software & Services)	1.4	0.0
Pigeon Corp. (Japan, Household Products)	1.3	0.3
Lanxess AG (Germany, Chemicals)	1.2	0.9
Pertama Holdings Ltd. (Singapore, Specialty Retail)	1.1	1.3
IBS Group Holding Ltd. GDR (Reg. S) (Isle of Man, IT Services)	1.0	0.8
Kubota Corp. (Japan, Machinery)	1.0	0.0
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.0	0.0
Citizen Holdings Co. Ltd. (Japan, Electronic Equipment & Components)	0.9	0.0
	12.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.0	21.0
Information Technology	17.8	15.0
Industrials	14.8	17.7
Materials	13.2	13.6
Financials	11.3	11.3
Health Care	9.3	9.7
Energy	7.9	5.7
Consumer Staples	2.2	2.7
Telecommunication Services	1.1	1.3
Utilities	0.3	0.3

Semiannual Report

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 6.1%
Acrux Ltd.	177,499	$ 741,559
Alkane Resources Ltd. (a)	823,400	1,158,110
Ausgold Ltd. (a)	1,195,693	1,183,446
Austal Ltd.	508,767	1,044,216
Beach Energy Ltd.	1,346,128	1,963,449
Blackgold International Holdings Ltd. (a)	1,343,759	356,999
Campbell Brothers Ltd.	5,715	408,278
carsales.com Ltd. (d)	420,789	2,520,794
Goodman Group unit	253,653	951,366
Horizon Oil Ltd. (a)(d)	2,028,276	697,343
Iluka Resources Ltd.	75,072	1,329,634
Imdex Ltd.	379,467	996,276
Industrea Ltd.	908,239	927,324
Ironbark Zinc Ltd. (a)	2,305,831	480,466
Karoon Gas Australia Ltd. (a)	379,284	2,548,763
Linc Energy Ltd. (a)	508,182	592,983
McMillan Shakespeare Ltd.	74,357	852,157
Medusa Mining Ltd.	226,578	1,359,707
Mesoblast Ltd. (a)(d)	175,066	1,377,063
Mineral Deposits Ltd. (a)	422,377	2,649,122
Mineral Deposits Ltd. (Canada) (a)	448,000	2,367,563
Monto Minerals Ltd. (a)	273,551	3,990
Navitas Ltd.	286,457	1,178,859
NRW Holdings Ltd.	227,676	970,165
Panaust Ltd. (a)	404,291	1,373,146
Ramsay Health Care Ltd.	69,421	1,448,695
realestate.com.au Ltd.	66,454	966,522
SAI Global Ltd.	628,042	3,422,123
SEEK Ltd. (d)	555,282	4,142,207
Silver Lake Resources Ltd. (a)	211,056	708,042
Sino Gas & Energy Ltd. (a)	8,152,205	645,496
SomnoMed Ltd. (a)	531,849	504,237
Spark Infrastructure Group unit	1,091,535	1,648,963
Sydney Airport unit	156,262	473,753
Tiger Resources Ltd. (a)	12,548,330	4,444,982
TPG Telecom Ltd.	784,834	1,484,088
Troy Resources NL	280,501	1,303,390
Western Areas NL (d)	141,579	743,421
TOTAL AUSTRALIA		51,968,697
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 1.2%
Informa PLC	880,535	$ 5,925,448
LXB Retail Properties PLC (a)	2,358,500	4,545,847
TOTAL BAILIWICK OF JERSEY		10,471,295
Belgium - 0.6%
EVS Broadcast Equipment SA	95,700	4,796,395
Bermuda - 2.8%
Aquarius Platinum Ltd. (United Kingdom)	1,416,700	2,989,280
Asia Satellite Telecommunications Holdings Ltd.	271,000	771,926
Biosensors International Group Ltd. (a)	1,707,000	1,841,268
China Animal Healthcare Ltd.	2,129,000	387,044
China Singyes Solar Tech Holdings Ltd.	818,000	404,854
GZI Transport Ltd.	1,220,000	589,664
I.T Ltd.	1,912,000	1,005,453
Imagi International Holdings Ltd. (a)	17,664,000	284,586
Luk Fook Holdings International Ltd.	650,000	1,855,671
Oakley Capital Investments Ltd. (a)	1,564,700	3,466,642
PAX Global Technology Ltd. (a)	1,769,000	289,565
People's Food Holdings Ltd. (a)	689,000	328,453
Petra Diamonds Ltd. (a)	2,484,700	6,263,119
REXLot Holdings Ltd.	13,675,000	1,233,784
Vtech Holdings Ltd.	210,900	2,364,883
TOTAL BERMUDA		24,076,192
British Virgin Islands - 0.8%
Kalahari Energy (a)(g)	1,451,000	15
Playtech Ltd.	1,116,753	6,742,879
TOTAL BRITISH VIRGIN ISLANDS		6,742,894
Canada - 1.5%
AirSea Lines (a)(g)	1,893,338	25
Banro Corp. (a)	1,006,500	4,279,727
Mood Media Corp. (a)	175,300	738,292
Mood Media Corp. (United Kingdom) (a)	1,054,422	4,406,938
Rock Well Petroleum, Inc. (a)(g)	770,400	8
Starfield Resources, Inc. (a)	4,328,075	65,726
Teranga Gold Corp. (a)(d)	1,311,399	2,907,582
TOTAL CANADA		12,398,298
Cayman Islands - 3.2%
3SBio, Inc. sponsored ADR (a)	39,000	510,120
51job, Inc. sponsored ADR (a)	18,100	1,099,032
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
AirMedia Group, Inc. ADR (a)	235,300	$ 670,605
Airtac International Group	124,000	712,399
AMVIG Holdings Ltd.	764,000	428,348
AutoNavi Holdings Ltd. ADR (a)	11,800	139,240
Baidu.com, Inc. sponsored ADR (a)	8,700	1,154,490
Bitauto Holdings Ltd. ADR (a)	82,500	370,425
China Automation Group Ltd.	1,589,000	438,280
China Corn Oil Co. Ltd.	967,000	453,672
China High Precision Automation Group Ltd.	712,000	123,199
China Metal International Holdings, Inc.	2,522,000	435,576
China Metal Recycling (Holdings) Ltd.	436,800	501,056
China Outfitters Holdings Ltd.	1,636,000	331,052
China ZhengTong Auto Services Holdings Ltd. (a)	472,000	465,999
CNinsure, Inc. ADR (a)	31,900	190,443
Concord Medical Services Holdings Ltd. ADR	84,800	323,936
Convenience Retail Asia Ltd.	700,000	375,323
Daphne International Holdings Ltd.	394,000	562,665
EVA Precision Industrial Holdings Ltd.	10,790,000	1,835,732
Fook Woo Group Holdings Ltd. (a)	2,055,000	290,293
Greatview Aseptic Pack Co. Ltd. (a)	1,196,000	653,598
Haitian International Holdings Ltd.	338,000	389,029
Hutchison China Meditech Ltd. (a)	72,932	529,732
Kingdee International Software Group Co. Ltd.	896,400	199,877
KongZhong Corp. sponsored ADR (a)	46,600	270,746
Lee's Pharmaceutical Holdings Ltd.	1,035,000	441,552
Marwyn Value Investors II Ltd. (a)	1,932,400	3,481,491
Ming Fai International Holdings Ltd.	9,133,000	953,482
Minth Group Ltd.	350,000	443,441
MStar Semiconductor, Inc.	52,000	309,449
NVC Lighting Holdings Ltd.	358,000	130,121
Perfect World Co. Ltd. sponsored ADR Class B	34,900	426,129
Royale Furniture Holdings Ltd.	3,871,074	1,247,341
Shenguan Holdings Group Ltd.	3,154,000	1,707,359
Sino Prosper State Gold Resources Holdings, Ltd. (a)	7,495,000	396,068
SouFun Holdings Ltd. ADR	49,500	893,970
Trauson Holdings Co. Ltd.	1,237,000	475,116
VanceInfo Technologies, Inc. ADR (a)	38,100	493,395
VisionChina Media, Inc. ADR (a)(d)	265,600	353,248
VST Holdings Ltd.	1,858,000	450,212
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	42,300	608,274
Yip's Chemical Holdings Ltd.	592,000	465,442
TOTAL CAYMAN ISLANDS		26,730,957
Common Stocks - continued
	Shares	Value
China - 0.2%
Dalian Port (PDA) Co. Ltd. (H Shares)	1,786,000	$ 407,445
Travelsky Technology Ltd. (H Shares)	877,000	487,181
Weiqiao Textile Co. Ltd. (H Shares)	933,500	462,019
Zhaojin Mining Industry Co. Ltd. (H Shares)	100,000	139,973
TOTAL CHINA		1,496,618
Cyprus - 0.7%
Buried Hill Energy (Cyprus) PCL (a)(g)	1,947,000	4,867,500
Mirland Development Corp. PLC (a)	352,300	902,758
TOTAL CYPRUS		5,770,258
Denmark - 0.7%
William Demant Holding A/S (a)	63,200	5,966,084
France - 4.4%
Altamir Amboise	547,200	4,904,075
ALTEN	118,100	3,428,553
Audika SA	113,900	1,666,128
Axway Software SA	65,556	1,649,745
Eurofins Scientific SA	58,599	6,924,198
Faiveley Transport	4,451	246,001
Iliad SA	29,060	3,741,171
Ipsos SA	182,872	5,935,948
LeGuide.com SA (a)	92,500	2,295,966
Sartorius Stedim Biotech (d)	53,200	3,750,193
Sopra Group SA	40,500	2,340,247
TOTAL FRANCE		36,882,225
Germany - 8.4%
Brenntag AG	41,800	5,207,008
CENTROTEC Sustainable AG	238,110	3,907,028
CTS Eventim AG	199,743	7,797,739
Delticom AG (d)	37,800	3,671,408
GFK AG	142,601	7,575,549
Lanxess AG	123,685	9,848,612
MTU Aero Engines Holdings AG (d)	69,400	5,844,879
Rational AG	16,020	4,093,004
Rheinmetall AG	56,800	3,190,014
RIB Software AG	391,400	2,753,889
Stroer Out-of-Home Media AG (a)	182,100	3,109,725
Tom Tailor Holding AG	226,000	4,203,462
Common Stocks - continued
	Shares	Value
Germany - continued
United Internet AG	206,269	$ 4,079,500
Wirecard AG	297,900	5,521,040
TOTAL GERMANY		70,802,857
Hong Kong - 0.6%
Dah Sing Financial Holdings Ltd.	172,000	617,401
Magnificent Estates Ltd.	32,558,000	1,342,832
Singamas Container Holdings Ltd.	2,374,000	712,936
Techtronic Industries Co. Ltd.	1,478,000	1,784,957
Tian An China Investments Co. Ltd.	750,000	356,699
YGM Trading Ltd.	152,000	403,575
TOTAL HONG KONG		5,218,400
Iceland - 0.6%
Ossur hf (a)	3,482,300	5,422,020
India - 1.0%
Ahluwalia Contracts (India) Ltd.	230,314	265,671
Educomp Solutions Ltd.	44,518	163,947
Financial Technologies India Ltd.	23,352	302,802
Geodesic Ltd.	256,340	222,195
Indian Overseas Bank	186,286	308,797
IndusInd Bank Ltd.	91,917	581,526
Page Industries Ltd.	90,340	5,366,023
PI Industries Ltd.	51,585	524,029
Thangamayil Jewellery Ltd.	253,192	838,204
TOTAL INDIA		8,573,194
Indonesia - 0.9%
PT AKR Corporindo Tbk	887,000	398,115
PT Clipan Finance Indonesia Tbk	8,265,400	436,181
PT Clipan Finance Indonesia Tbk warrants 10/7/14 (a)	2,275,700	23,028
PT Jasa Marga Tbk	1,124,500	654,597
PT Mayora Indah Tbk	372,500	810,620
PT Media Nusantara Citra Tbk	14,019,500	3,432,226
PT Mitra Adiperkasa Tbk	588,000	444,655
PT Nippon Indosari Corpindo Tbk	1,712,000	726,489
PT Tower Bersama Infrastructure Tbk	1,675,500	556,039
TOTAL INDONESIA		7,481,950
Ireland - 2.9%
Elan Corp. PLC (a)	189,500	2,612,677
James Hardie Industries NV CDI	79,624	621,342
Common Stocks - continued
	Shares	Value
Ireland - continued
Kenmare Resources PLC (a)	9,593,800	$ 7,863,707
Paddy Power PLC (Ireland)	121,084	7,902,346
Petroceltic International PLC (a)	23,461,800	2,989,347
Providence Resources PLC (a)	323,833	2,927,666
TOTAL IRELAND		24,917,085
Isle of Man - 1.5%
Bahamas Petroleum Co. PLC (a)	12,489,510	1,577,140
Exillon Energy PLC (a)	1,100,400	2,477,264
IBS Group Holding Ltd. GDR (Reg. S) (a)	336,400	8,906,526
TOTAL ISLE OF MAN		12,960,930
Israel - 0.1%
Sarin Technologies Ltd.	851,000	859,492
Italy - 1.0%
Brunello Cucinelli SpA	34,100	541,699
Salvatore Ferragamo Italia SpA	306,400	7,491,660
TOTAL ITALY		8,033,359
Japan - 27.2%
Aeon Credit Service Co. Ltd. (d)	331,000	5,770,468
Asahi Co. Ltd.	41,100	811,007
ASAHI INTECC Co. Ltd. (d)	237,700	6,414,079
Bridgestone Corp.	51,100	1,209,193
CAC Corp.	44,800	391,702
Canon, Inc.	45,700	2,071,613
Chiyoda Co. Ltd.	37,200	866,984
Citizen Holdings Co. Ltd.	1,261,000	7,919,853
CyberAgent, Inc.	2,502	7,706,093
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	7,000	242,141
Daikin Industries Ltd.	17,800	470,319
Exedy Corp.	157,500	4,426,805
Fanuc Corp.	32,700	5,515,218
Fuji Corp. (d)	33,300	483,769
Fuji Heavy Industries Ltd.	255,000	1,923,462
Fuji Spinning Co. Ltd.	758,000	1,678,518
GMO Internet, Inc.	88,500	473,398
Hitachi Chemical Co. Ltd.	356,500	6,609,042
Hitachi Metals Ltd.	504,000	6,277,798
Hitachi Transport System Ltd.	38,300	700,973
Honda Motor Co. Ltd.	123,500	4,444,943
Hoshizaki Electric Co. Ltd.	102,900	2,467,619
Common Stocks - continued
	Shares	Value
Japan - continued
Iwatsuka Confectionary Co. Ltd.	11,600	$ 470,686
JSP Corp.	112,300	1,533,653
K'S Denki Corp.	47,100	1,417,011
Kakaku.com, Inc. (d)	392,900	12,218,564
Kamei Corp.	43,000	608,745
Kanto Denka Kogyo Co. Ltd. (d)	267,000	865,083
KAWAI Musical Instruments Manufacturing Co. Ltd.	405,000	991,520
Koshidaka Holdings Co. Ltd.	51,800	1,608,607
Kubota Corp.	920,000	8,881,435
Kurimoto Ltd.	1,046,000	2,430,315
Makita Corp.	101,400	3,881,700
Maruwa Ceramic Co. Ltd. (d)	125,200	5,061,606
Megachips Corp.	53,300	1,177,860
MEGANE TOP CO. LTD.	161,400	2,072,695
Mitsubishi Gas Chemical Co., Inc.	292,000	1,913,125
Nexon Co. Ltd. (d)	113,800	2,157,164
Nichias Corp.	407,000	2,112,490
Nikkiso Co. Ltd.	570,000	5,985,773
Nintendo Co. Ltd.	112,500	15,186,642
Nippon Seiki Co. Ltd.	33,000	416,297
Nitta Corp.	147,900	2,808,387
Nitta Gelatin, Inc.	15,100	100,106
NSD Co. Ltd.	46,300	382,878
Olympus Corp.	293,400	4,606,901
Origin Electric Co. Ltd.	332,000	1,386,143
ORIX Corp.	173,700	16,608,636
Osaka Securities Exchange Co. Ltd.	1,411	8,078,857
Pal Co. Ltd.	35,250	1,673,298
Pigeon Corp.	273,100	10,896,980
Rohto Pharmaceutical Co. Ltd.	163,000	2,087,967
Sawada Holdings Co. Ltd. (a)	271,700	1,988,700
Shimadzu Corp.	316,000	2,813,518
Shinko Electric Industries Co.Ltd. (d)	508,600	4,754,355
Shinko Kogyo Co. Ltd.	230,800	1,116,203
Shinko Shoji Co. Ltd.	2,800	23,511
Shinsei Bank Ltd.	886,000	1,143,405
Skymark Airlines, Inc.	23,300	181,817
SMC Corp.	700	116,909
Sosei Group Corp. (a)(d)	737	1,166,306
Stanley Electric Co. Ltd.	254,500	3,899,093
STELLA CHEMIFA Corp.	39,400	897,644
Sugi Holdings Co. Ltd.	10,600	343,540
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Rubber Industries Ltd.	232,100	$ 3,194,106
Sysmex Corp.	3,400	136,649
Taiheiyo Cement Corp.	526,000	1,255,417
Takara Leben Co. Ltd.	467,300	4,053,735
Takashima & Co. Ltd.	138,000	460,996
Takata Corp.	60,200	1,476,163
Toho Real Estate Co. Ltd.	3,000	18,123
Tokio Marine Holdings, Inc.	19,700	504,029
Tokyu Land Corp.	378,000	1,821,911
Topcon Corp.	157,900	1,216,427
Toyo Engineering Corp.	691,000	3,129,640
Toyo Kanetsu KK	322,000	727,636
Weathernews, Inc.	6,700	206,866
WebCrew, Inc.	47,900	611,949
West Holdings Corp.	67,400	1,176,145
Yahagi Construction Co. Ltd.	1,800	9,266
Yamato Kogyo Co. Ltd.	95,000	2,703,405
Yamaya Corp.	42,100	898,691
TOTAL JAPAN		230,542,276
Korea (South) - 0.4%
Daou Technology, Inc.	107,530	1,075,181
Duksan Hi-Metal Co. Ltd. (a)	36,664	752,664
Genic Co. Ltd.	10,506	373,712
Korea Plant Service & Engineering Co. Ltd.	12,424	457,878
Medy-Tox, Inc.	10,827	416,746
TK Corp. (a)	22,088	599,046
TOTAL KOREA (SOUTH)		3,675,227
Luxembourg - 0.9%
AZ Electronic Materials SA	1,512,300	7,813,037
Malaysia - 0.2%
JobStreet Corp. Bhd	1,223,100	933,849
Muhibbah Engineering (M) Bhd	937,000	380,932
WCT Bhd	480,000	372,831
TOTAL MALAYSIA		1,687,612
Netherlands - 1.5%
Gemalto NV	100,108	7,459,718
HeidelbergCement Finance AG (d)	68,166	3,748,042
Ichor Coal NV (a)	355,000	1,409,847
TOTAL NETHERLANDS		12,617,607
Common Stocks - continued
	Shares	Value
Norway - 2.0%
Aker Solutions ASA	368,000	$ 6,254,129
Schibsted ASA (B Shares)	201,600	7,690,838
Sevan Drilling ASA	2,251,900	2,849,161
TOTAL NORWAY		16,794,128
Philippines - 0.1%
Alliance Global Group, Inc.	1,969,100	577,210
Belle Corp. (a)	3,750,000	430,452
TOTAL PHILIPPINES		1,007,662
Singapore - 2.2%
Amtek Engineering Ltd.	2,624,000	1,441,700
CSE Global Ltd.	1,069,000	643,482
Goodpack Ltd.	1,220,000	1,591,969
Hyflux Ltd.	529,000	613,352
Mapletree Industrial (REIT)	1,116,000	1,018,931
OSIM International Ltd.	1,036,000	1,012,855
Pertama Holdings Ltd. (e)	23,060,000	9,539,628
Petra Foods Ltd.	370,000	738,416
Raffles Medical Group Ltd.	390,205	728,294
Venture Corp. Ltd.	205,000	1,424,474
TOTAL SINGAPORE		18,753,101
South Africa - 0.3%
Blue Label Telecoms Ltd.	3,189,500	2,788,455
Sweden - 1.1%
Avanza Bank Holding AB	167,600	4,014,969
Elekta AB (B Shares) (d)	112,400	5,702,994
TOTAL SWEDEN		9,717,963
Switzerland - 0.7%
Leclanche SA (a)	6,500	85,588
VZ Holding AG	53,520	5,743,869
TOTAL SWITZERLAND		5,829,457
Taiwan - 0.3%
Lung Yen Life Service Co. Ltd.	121,000	367,711
Pacific Hospital Supply Co. Ltd.	104,000	315,692
Tong Hsing Electronics Industries Ltd.	216,721	799,091
Topoint Technology Co. Ltd.	557,000	350,573
WPG Holding Co. Ltd.	294,000	402,353
TOTAL TAIWAN		2,235,420
Common Stocks - continued
	Shares	Value
Thailand - 0.3%
Toyo-Thai Corp. PCL	5,714,500	$ 2,787,108
United Kingdom - 19.8%
Aberdeen Asset Management PLC	1,220,000	5,613,816
Amerisur Resources PLC (a)(d)	7,990,224	3,242,233
Ashmore Group PLC	924,800	5,742,990
ASOS PLC (a)(d)	302,576	7,258,622
Aurelian Oil & Gas PLC (a)	3,890,100	1,389,085
Avanti Communications Group PLC (a)(d)	680,000	3,013,123
Aveva Group PLC	191,700	5,183,730
Bond International Software PLC	843,266	793,849
Bowleven PLC (a)	433,300	624,169
Brammer PLC	1,306,300	7,802,540
Cadogan Petroleum PLC (a)	1,723,100	887,972
Central Asia Metals PLC (a)	1,377,500	2,001,059
China Goldmines PLC (a)	669,353	234,668
Craneware PLC (d)	815,800	4,886,021
Faroe Petroleum PLC (a)	480,947	1,379,755
GoIndustry-DoveBid PLC (a)	117,989	90,966
IG Group Holdings PLC	741,702	5,573,856
International Personal Finance PLC	1,338,500	5,815,834
John Wood Group PLC	395,600	5,014,788
Johnson Matthey PLC	176,100	6,614,058
Keronite PLC (a)(g)	13,620,267	221
London Mining PLC (a)(d)	1,504,645	7,296,041
Michael Page International PLC	914,900	6,171,553
Moneysupermarket.com Group PLC	2,797,800	6,053,299
Monitise PLC (a)	4,517,900	2,621,549
Mothercare PLC (d)	404,827	1,121,955
Nautical Petroleum PLC (a)(d)	607,766	3,334,252
NCC Group Ltd.	225,015	3,235,866
Ocado Group PLC (a)(d)	1,088,800	2,293,866
Ophir Energy PLC	635,300	5,949,767
Optos PLC (a)	385,400	1,607,645
Pureprofile Media PLC (a)(g)	1,108,572	719,729
Regenersis PLC (a)	1,396,700	2,255,649
Robert Walters PLC	884,400	3,667,625
Rockhopper Exploration PLC (a)(d)	1,087,100	6,003,616
SDL PLC	462,462	5,344,429
Serco Group PLC	350,129	3,082,997
Silverdell PLC (a)	6,644,400	1,105,414
Sinclair Pharma PLC (a)	4,273,015	1,872,593
Sphere Medical Holding PLC	684,254	905,149
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Sthree PLC	1,063,309	$ 5,980,094
Synergy Health PLC	293,653	3,960,780
Ted Baker PLC	476,775	7,005,309
TMO Renewables Ltd. (a)(g)	1,000,000	568,085
Travis Perkins PLC	322,600	5,497,927
Valiant Petroleum PLC (a)	414,400	3,934,784
Wolfson Microelectronics PLC (a)	968,500	2,790,251
Zenergy Power PLC (a)	855,520	64,570
TOTAL UNITED KINGDOM		167,608,149
United States of America - 0.7%
ChinaCast Education Corp. (a)(d)	70,100	148,612
CTC Media, Inc.	4,300	46,569
GI Dynamics, Inc. CDI	690,238	726,316
KIT Digital, Inc. (a)(d)	428,400	2,904,552
Mudalla Technology, Inc. (a)	996,527	16
Phorm, Inc. (a)	1,308,800	1,614,478
XL TechGroup, Inc. (a)	1,329,250	22
YOU On Demand Holdings, Inc. (a)	86,974	443,567
Zhongpin, Inc. (a)	40,200	379,488
TOTAL UNITED STATES OF AMERICA		6,263,620
TOTAL COMMON STOCKS (Cost $777,278,437)		821,690,022
Government Obligations - 0.1%
		Principal Amount (h)
Germany - 0.1%
German Federal Republic:
0.0102% to 0.0102% 6/13/12 (f)	EUR	275,000	364,005
5% 7/4/12 (f)	EUR	500,000	667,379
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,042,793)			1,031,384
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	25,383,781	$ 25,383,781
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	56,586,607	56,586,607
TOTAL MONEY MARKET FUNDS (Cost $81,970,388)		81,970,388
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $860,291,618)		904,691,794
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(57,088,382)
NET ASSETS - 100%		$ 847,603,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
Eurex EURO STOXX 50 Index Contracts (Germany)	June 2012	$ 3,977,317	$ 44,813
The face value of futures purchased as a percentage of net assets is 0.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $998,293.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,155,583 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
TMO Renewables Ltd.	10/27/05	$ 535,065
(h) Principle amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,934
Fidelity Securities Lending Cash Central Fund	306,751
Total	$ 318,685
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pertama Holdings Ltd.	$ 11,809,703	$ -	$ -	$ 146,001	$ 9,539,628
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,823,380	$ 111,659,415	$ 41,475,709	$ 9,688,256
Consumer Staples	19,587,032	6,977,135	12,609,897	-
Energy	64,645,167	57,640,161	727,636	6,277,370
Financials	94,708,857	54,139,445	40,569,390	22
Health Care	77,617,886	54,039,449	23,010,352	568,085
Industrials	124,993,713	92,034,591	32,668,583	290,539
Information Technology	154,901,787	96,211,676	57,847,183	842,928
Materials	110,583,538	85,517,151	24,831,719	234,668
Telecommunication Services	9,566,347	9,566,347	-	-
Utilities	2,262,315	2,262,315	-	-
Government Obligations	1,031,384	-	1,031,384	-
Money Market Funds	81,970,388	81,970,388	-	-
Total Investments in Securities:	$ 904,691,794	$ 652,018,073	$ 234,771,853	$ 17,901,868
Derivative Instruments:
Assets
Futures Contracts	$ 44,813	$ 44,813	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 16
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,403,258)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	12,091,498
Transfers out of Level 3	-
Ending Balance	$ 9,688,256
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (2,403,258)
Equities - Energy
Beginning Balance	$ 4,867,523
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(10,490)
Cost of Purchases	1,420,337
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,277,370
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (10,490)
Equities - Financials
Beginning Balance	$ 21
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 22
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 1
Investments in Securities:
Equities - Health Care
Beginning Balance	$ 2,116,858
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,215
Cost of Purchases	-
Proceeds of Sales	(1,553,988)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 568,085
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 5,215
Equities - Industrials
Beginning Balance	$ 245
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(98,007)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	388,301
Transfers out of Level 3	-
Ending Balance	$ 290,539
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (98,007)
Equities - Information Technology
Beginning Balance	$ 964,239
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(121,311)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 842,928
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (121,311)
Investments in Securities:
Equities - Materials
Beginning Balance	$ 232,514
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,154
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 234,668
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 2,154
Corporate Bonds
Beginning Balance	$ 163,913
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(163,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 44,813	$ -
Total Value of Derivatives	$ 44,813	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $53,531,742) - See accompanying schedule: Unaffiliated issuers (cost $771,908,944)	$ 813,181,778
Fidelity Central Funds (cost $81,970,388)	81,970,388
Other affiliated issuers (cost $6,412,286)	9,539,628
Total Investments (cost $860,291,618)		$ 904,691,794
Foreign currency held at value (cost $956,598)		958,827
Receivable for investments sold		3,339,030
Receivable for fund shares sold		714,879
Dividends receivable		2,777,981
Interest receivable		27,227
Distributions receivable from Fidelity Central Funds		113,063
Prepaid expenses		1,182
Other receivables		63,923
Total assets		912,687,906

Liabilities
Payable for investments purchased	$ 5,115,697
Payable for fund shares redeemed	2,104,967
Accrued management fee	741,837
Distribution and service plan fees payable	16,572
Payable for daily variation margin on futures contracts	55,454
Other affiliated payables	224,018
Other payables and accrued expenses	239,342
Collateral on securities loaned, at value	56,586,607
Total liabilities		65,084,494

Net Assets		$ 847,603,412
Net Assets consist of:
Paid in capital		$ 876,001,009
Undistributed net investment income		924,081
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,716,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,394,483
Net Assets		$ 847,603,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,949,481 ÷ 798,859 shares)	$ 19.97

Maximum offering price per share (100/94.25 of $19.97)	$ 21.19
Class T: Net Asset Value and redemption price per share ($11,225,743 ÷ 565,832 shares)	$ 19.84

Maximum offering price per share (100/96.50 of $19.84)	$ 20.56
Class B: Net Asset Value and offering price per share ($1,145,702 ÷ 58,723 shares)A	$ 19.51

Class C: Net Asset Value and offering price per share ($9,150,243 ÷ 469,918 shares)A	$ 19.47

International Small Cap: Net Asset Value, offering price and redemption price per share ($800,949,477 ÷ 39,672,414 shares)	$ 20.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,182,766 ÷ 454,901 shares)	$ 20.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012

Investment Income
Dividends (including $146,001 earned from other affiliated issuers)		$ 6,543,425
Interest		12,077
Income from Fidelity Central Funds		318,685
Income before foreign taxes withheld		6,874,187
Less foreign taxes withheld		(384,138)
Total income		6,490,049

Expenses
Management fee Basic fee	$ 3,612,989
Performance adjustment	365,964
Transfer agent fees	1,151,518
Distribution and service plan fees	100,369
Accounting and security lending fees	204,663
Custodian fees and expenses	145,787
Independent trustees' compensation	2,610
Registration fees	53,025
Audit	77,293
Legal	1,980
Miscellaneous	5,145
Total expenses before reductions	5,721,343
Expense reductions	(154,674)	5,566,669
Net investment income (loss)		923,380
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,890,335
Foreign currency transactions	(120,753)
Futures contracts	721,582
Total net realized gain (loss)		17,491,164
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $118,679)	39,661,574
Assets and liabilities in foreign currencies	71,609
Futures contracts	158,093
Total change in net unrealized appreciation (depreciation)		39,891,276
Net gain (loss)		57,382,440
Net increase (decrease) in net assets resulting from operations		$ 58,305,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 923,380	$ 8,017,121
Net realized gain (loss)	17,491,164	35,260,441
Change in net unrealized appreciation (depreciation)	39,891,276	(96,830,627)
Net increase (decrease) in net assets resulting from operations	58,305,820	(53,553,065)
Distributions to shareholders from net investment income	(8,016,423)	(2,430,566)
Distributions to shareholders from net realized gain	(12,577,678)	(28,246,937)
Total distributions	(20,594,101)	(30,677,503)
Share transactions - net increase (decrease)	(105,156,857)	129,451,482
Redemption fees	64,395	283,575
Total increase (decrease) in net assets	(67,380,743)	45,504,489

Net Assets
Beginning of period	914,984,155	869,479,666
End of period (including undistributed net investment income of $924,081 and undistributed net investment income of $8,017,124, respectively)	$ 847,603,412	$ 914,984,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14	$ 28.79
Income from Investment Operations
Net investment income (loss) E	- J	.10	.03	.06	- J	.03
Net realized and unrealized gain (loss)	1.38	(.88)	3.51	5.31	(14.03)	7.97
Total from investment operations	1.38	(.78)	3.54	5.37	(14.03)	8.00
Distributions from net investment income	(.11)	(.02)	(.06)	-	(.03)	-
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.65)
Total distributions	(.38)	(.68)	(.40)	-	(5.20) K	(5.65)
Redemption fees added to paid in capital E	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 19.97	$ 18.97	$ 20.42	$ 17.28	$ 11.91	$ 31.14
Total Return B, C, D	7.51%	(4.00)%	20.85%	45.09%	(53.35)%	33.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.56%	1.71%	1.75%	1.82%	1.53%
Expenses net of fee waivers, if any	1.61% A	1.55%	1.65%	1.65%	1.65%	1.53%
Expenses net of all reductions	1.57% A	1.54%	1.63%	1.62%	1.60%	1.49%
Net investment income (loss)	(.03)% A	.49%	.16%	.41%	-% H	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,949	$ 17,185	$ 19,720	$ 17,590	$ 13,561	$ 38,585
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HAmount represents less than .01%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96	$ 28.64
Income from Investment Operations
Net investment income (loss) E	(.03)	.05	(.02)	.02	(.05)	(.04)
Net realized and unrealized gain (loss)	1.37	(.86)	3.47	5.28	(13.95)	7.93
Total from investment operations	1.34	(.81)	3.45	5.30	(14.00)	7.89
Distributions from net investment income	(.03)	-	(.02)	-	-	-
Distributions from net realized gain	(.27)	(.63)	(.34)	-	(5.12)	(5.57)
Total distributions	(.30)	(.63)	(.36)	-	(5.12)	(5.57)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.84	$ 18.80	$ 20.23	$ 17.14	$ 11.84	$ 30.96
Total Return B, C, D	7.32%	(4.18)%	20.46%	44.76%	(53.46)%	33.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.82%	1.97%	2.00%	2.07%	1.77%
Expenses net of fee waivers, if any	1.86% A	1.81%	1.90%	1.90%	1.90%	1.77%
Expenses net of all reductions	1.83% A	1.79%	1.88%	1.86%	1.86%	1.73%
Net investment income (loss)	(.29)% A	.24%	(.09)%	.16%	(.25)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,226	$ 13,744	$ 16,092	$ 15,760	$ 13,493	$ 40,823
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49	$ 28.26
Income from Investment Operations
Net investment income (loss) E	(.07)	(.05)	(.10)	(.04)	(.16)	(.18)
Net realized and unrealized gain (loss)	1.35	(.85)	3.39	5.17	(13.73)	7.82
Total from investment operations	1.28	(.90)	3.29	5.13	(13.89)	7.64
Distributions from net realized gain	(.15)	(.52)	(.28)	-	(4.95)	(5.41)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.51	$ 18.38	$ 19.79	$ 16.78	$ 11.65	$ 30.49
Total Return B, C, D	7.04%	(4.68)%	19.90%	44.03%	(53.68)%	32.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.32%	2.47%	2.49%	2.58%	2.30%
Expenses net of fee waivers, if any	2.36% A	2.30%	2.40%	2.40%	2.40%	2.30%
Expenses net of all reductions	2.33% A	2.29%	2.38%	2.36%	2.36%	2.26%
Net investment income (loss)	(.79)% A	(.26)%	(.59)%	(.33)%	(.75)%	(.66)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,146	$ 2,067	$ 3,457	$ 3,601	$ 3,230	$ 10,704
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62	$ 28.33
Income from Investment Operations
Net investment income (loss) E	(.07)	(.04)	(.10)	(.04)	(.16)	(.17)
Net realized and unrealized gain (loss)	1.35	(.85)	3.40	5.19	(13.78)	7.85
Total from investment operations	1.28	(.89)	3.30	5.15	(13.94)	7.68
Distributions from net realized gain	(.19)	(.59)	(.30)	-	(4.98)	(5.39)
Redemption fees added to paid in capital E	- I	.01	- I	- I	- I	- I
Net asset value, end of period	$ 19.47	$ 18.38	$ 19.85	$ 16.85	$ 11.70	$ 30.62
Total Return B, C, D	7.06%	(4.64)%	19.86%	44.02%	(53.67)%	32.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.27%	2.42%	2.49%	2.57%	2.26%
Expenses net of fee waivers, if any	2.36% A	2.26%	2.40%	2.40%	2.40%	2.26%
Expenses net of all reductions	2.32% A	2.24%	2.37%	2.36%	2.36%	2.22%
Net investment income (loss)	(.78)% A	(.21)%	(.59)%	(.33)%	(.76)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,150	$ 9,545	$ 13,501	$ 5,814	$ 5,658	$ 20,094
Portfolio turnover rate G	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44	$ 29.03
Income from Investment Operations
Net investment income (loss) D	.02	.17	.07	.08	.03	.12
Net realized and unrealized gain (loss)	1.39	(.89)	3.53	5.37	(14.14)	8.03
Total from investment operations	1.41	(.72)	3.60	5.45	(14.11)	8.15
Distributions from net investment income	(.18)	(.06)	(.08)	-	(.12)	(.07)
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.67)
Total distributions	(.45)	(.72)	(.42)	-	(5.30)	(5.74)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 20.19	$ 19.23	$ 20.66	$ 17.48	$ 12.03	$ 31.44
Total Return B, C	7.61%	(3.65)%	21.02%	45.30%	(53.25)%	33.82%
Ratios to Average Net Assets E, G
Expenses before reductions	1.33% A	1.26%	1.44%	1.48%	1.49%	1.19%
Expenses net of fee waivers, if any	1.33% A	1.25%	1.44%	1.48%	1.49%	1.19%
Expenses net of all reductions	1.30% A	1.23%	1.42%	1.44%	1.44%	1.15%
Net investment income (loss)	.24% A	.80%	.37%	.58%	.16%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,949	$ 856,692	$ 808,478	$ 669,035	$ 536,291	$ 1,663,761
Portfolio turnover rate F	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38	$ 28.99
Income from Investment Operations
Net investment income (loss) D	.03	.18	.09	.09	.05	.12
Net realized and unrealized gain (loss)	1.39	(.89)	3.53	5.37	(14.12)	8.02
Total from investment operations	1.42	(.71)	3.62	5.46	(14.07)	8.14
Distributions from net investment income	(.20)	(.06)	(.09)	-	(.12)	(.07)
Distributions from net realized gain	(.27)	(.66)	(.34)	-	(5.18)	(5.68)
Total distributions	(.47)	(.72)	(.43)	-	(5.30)	(5.75)
Redemption fees added to paid in capital D	- H	.01	- H	- H	- H	- H
Net asset value, end of period	$ 20.19	$ 19.24	$ 20.66	$ 17.47	$ 12.01	$ 31.38
Total Return B, C	7.66%	(3.62)%	21.15%	45.46%	(53.22)%	33.84%
Ratios to Average Net Assets E, G
Expenses before reductions	1.25% A	1.22%	1.34%	1.45%	1.49%	1.18%
Expenses net of fee waivers, if any	1.25% A	1.21%	1.34%	1.40%	1.40%	1.18%
Expenses net of all reductions	1.21% A	1.19%	1.31%	1.37%	1.35%	1.14%
Net investment income (loss)	.33% A	.84%	.47%	.66%	.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,183	$ 15,752	$ 8,231	$ 2,696	$ 2,217	$ 7,774
Portfolio turnover rate F	96% A	47%	66%	81%	113%	70%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity® International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 142,322,635
Gross unrealized depreciation	(114,870,300)
Net unrealized appreciation (depreciation) on securities and other investments	$ 27,452,335

Tax cost	$ 877,239,459

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2017	$ (65,361,612)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $721,582 and a change in net unrealized appreciation (depreciation) of $158,093 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $398,245,900 and $533,404,576, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 19,999	$ 216
Class T	.25%	.25%	28,590	141
Class B	.75%	.25%	8,164	6,131
Class C	.75%	.25%	43,616	3,166
			$ 100,369	$ 9,654

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,271
Class T	1,676
Class B*	162
Class C*	947
$ 7,056

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,900.30
Class T	17,309.30
Class B	2,470.30
Class C	13,037.30
International Small Cap	1,084,142.27
Institutional Class	10,660.19
	$ 1,151,518

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $341 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,289 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $293,405. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $306,751, including $3,294 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154,674 for the period.

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 98,059	$ 15,709
Class T	18,440	-
International Small Cap	7,747,339	2,403,692
Institutional Class	152,585	11,165
Total	$ 8,016,423	$ 2,430,566
From net realized gain
Class A	$ 246,963	$ 648,961
Class T	172,958	496,268
Class B	15,448	87,007
Class C	91,928	402,241
International Small Cap	11,838,630	26,480,677
Institutional Class	211,751	131,783
Total	$ 12,577,678	$ 28,246,937

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	123,052	472,219	$ 2,325,517	$ 10,051,889
Reinvestment of distributions	18,159	30,361	323,948	616,326
Shares redeemed	(248,055)	(562,759)	(4,650,556)	(11,902,630)
Net increase (decrease)	(106,844)	(60,179)	$ (2,001,091)	$ (1,234,415)
Class T
Shares sold	36,407	237,757	$ 676,483	$ 5,055,416
Reinvestment of distributions	10,478	24,155	185,991	486,714
Shares redeemed	(212,176)	(326,059)	(3,925,700)	(6,629,520)
Net increase (decrease)	(165,291)	(64,147)	$ (3,063,226)	$ (1,087,390)
Class B
Shares sold	1,142	21,873	$ 21,036	$ 464,854
Reinvestment of distributions	825	4,142	14,430	81,975
Shares redeemed	(55,741)	(88,228)	(1,034,631)	(1,778,852)
Net increase (decrease)	(53,774)	(62,213)	$ (999,165)	$ (1,232,023)

Semiannual Report

12. Share Transactions - continued

	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	58,548	128,685	$ 1,104,388	$ 2,661,361
Reinvestment of distributions	4,830	19,105	84,289	378,079
Shares redeemed	(112,709)	(308,659)	(2,017,883)	(6,253,765)
Net increase (decrease)	(49,331)	(160,869)	$ (829,206)	$ (3,214,325)
International Small Cap
Shares sold	3,247,219	17,502,789	$ 60,919,959	$ 375,309,666
Reinvestment of distributions	1,033,821	1,321,812	18,629,459	27,110,370
Shares redeemed	(9,159,444)	(13,398,001)	(171,129,205)	(275,580,654)
Net increase (decrease)	(4,878,404)	5,426,600	$ (91,579,787)	$ 126,839,382
Institutional Class
Shares sold	95,768	798,910	$ 1,812,597	$ 17,190,303
Reinvestment of distributions	15,793	5,609	284,438	115,044
Shares redeemed	(475,493)	(384,085)	(8,781,417)	(7,925,094)
Net increase (decrease)	(363,932)	420,434	$ (6,684,382)	$ 9,380,253

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 12, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ISC-USAN-0612
1.800661.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T,
Class B, and Class C are
classes of Fidelity® Total
International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,060.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,058.70	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,055.50	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,056.20	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Total International Equity	1.20%
Actual		$ 1,000.00	$ 1,060.20	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,060.40	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.1%
Japan 13.5%
Switzerland 7.0%
United States of America 6.4%
Germany 5.7%
Australia 4.4%
France 4.3%
Taiwan 3.0%
India 2.6%
Other 35.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.1%
Japan 11.7%
United States of America 9.0%
Switzerland 6.6%
Germany 5.9%
France 4.9%
Australia 4.3%
Korea (South) 4.2%
Brazil 4.1%
Other 31.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.2	3.3
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	1.8
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	2.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	1.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
Sanofi SA (France, Pharmaceuticals)	1.4	1.1
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.1
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.0	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.0	1.1
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.0	1.1
	15.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	18.2
Consumer Staples	14.7	12.9
Industrials	11.7	9.9
Consumer Discretionary	11.6	9.9
Health Care	10.6	8.0
Energy	7.6	10.0
Materials	7.4	10.6
Information Technology	6.0	6.8
Telecommunication Services	5.4	6.7
Utilities	4.0	3.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 4.4%
Australia & New Zealand Banking Group Ltd.	117,811	$ 2,934,747
Coca-Cola Amatil Ltd.	49,234	638,616
Commonwealth Bank of Australia	53,487	2,896,051
CSL Ltd.	34,287	1,309,565
Newcrest Mining Ltd.	23,905	655,013
Origin Energy Ltd.	35,476	490,098
Ramsay Health Care Ltd.	1,506	31,428
Sydney Airport unit	321,687	975,285
Telstra Corp. Ltd.	236,280	871,436
Transurban Group unit	49,782	304,450
Westfield Group unit	114,582	1,103,046
WorleyParsons Ltd.	26,140	769,359
TOTAL AUSTRALIA		12,979,094
Austria - 0.4%
Andritz AG	17,558	919,039
Zumtobel AG	19,837	273,106
TOTAL AUSTRIA		1,192,145
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	123,894	450,045
Bailiwick of Jersey - 0.8%
Atrium European Real Estate Ltd.	106,713	519,861
Informa PLC	51,037	343,447
Randgold Resources Ltd. sponsored ADR	6,660	593,739
Wolseley PLC	23,139	879,958
TOTAL BAILIWICK OF JERSEY		2,337,005
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	40,471	2,917,187
Gimv NV	1,420	69,590
Umicore SA	17,321	939,996
TOTAL BELGIUM		3,926,773
Bermuda - 2.2%
ARA Asset Management Ltd. (e)	451,000	553,888
Cafe de Coral Holdings Ltd.	212,000	582,008
Cheung Kong Infrastructure Holdings Ltd.	124,000	735,979
Lazard Ltd. Class A	8,770	241,263
Li & Fung Ltd.	386,000	825,865
Pacific Basin Shipping Ltd.	1,076,000	565,830
Texwinca Holdings Ltd.	558,000	683,237
Common Stocks - continued
	Shares	Value
Bermuda - continued
Trinity Ltd.	342,000	$ 286,078
Vtech Holdings Ltd.	59,800	670,555
Wilson Sons Ltd. unit	41,700	623,482
Yue Yuen Industrial (Holdings) Ltd.	206,000	690,326
TOTAL BERMUDA		6,458,511
Brazil - 2.0%
Arezzo Industria e Comercio SA	16,600	261,260
Banco ABC Brasil SA	7,900	49,319
Banco Bradesco SA	70,400	956,567
Banco Pine SA	7,106	48,650
BM&F Bovespa SA	57,900	325,624
Braskem SA Class A sponsored ADR	15,990	235,053
Cetip SA	15,000	231,120
Duratex SA	100,200	588,747
Fleury SA	42,500	547,596
Iguatemi Empresa de Shopping Centers SA	10,000	219,710
Itau Unibanco Banco Multiplo SA sponsored ADR	15,570	244,293
LPS Brasil Consultoria de Imoveis SA	20,800	359,006
Multiplan Empreendimentos Imobiliarios SA	16,200	382,446
Oi SA	113,616	768,308
T4F Entretenimento SA	3,600	32,900
Tractebel Energia SA	43,800	754,836
TOTAL BRAZIL		6,005,435
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	7,800	32,790
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	8,740	349,158
Copper Mountain Mining Corp. (a)	6,600	28,665
Eldorado Gold Corp.	3,300	46,773
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,255	514,566
First Quantum Minerals Ltd.	9,785	203,278
Goldcorp, Inc.	11,594	444,041
Open Text Corp. (a)	4,350	243,891
Painted Pony Petroleum Ltd. Class A (a)	3,400	27,434
Petrominerales Ltd.	1,725	25,235
TAG Oil Ltd. (a)	3,200	34,017
Tuscany International Drilling, Inc. (a)	29,600	20,977
Tuscany International Drilling, Inc. (a)(e)	1,900	1,346
TOTAL CANADA		1,939,381
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	3,900	$ 517,530
Boer Power Holdings Ltd.	1,129,000	407,442
China Lilang Ltd.	19,000	17,558
Haitian International Holdings Ltd.	351,000	403,992
Mindray Medical International Ltd. sponsored ADR (d)	22,200	727,272
Minth Group Ltd.	558,000	706,971
NVC Lighting Holdings Ltd.	681,000	247,520
Perfect World Co. Ltd. sponsored ADR Class B	45,600	556,776
Samson Holding Ltd.	3,679,000	488,406
Sands China Ltd.	244,800	962,332
SITC International Holdings Co. Ltd.	1,461,000	442,519
Vantage Drilling Co. (a)	15,200	24,016
TOTAL CAYMAN ISLANDS		5,502,334
Chile - 1.9%
Compania Cervecerias Unidas SA sponsored ADR	6,500	465,530
Embotelladora Andina SA sponsored ADR	17,300	562,250
Empresa Nacional de Telecomunicaciones SA (ENTEL)	32,442	642,888
Inversiones Aguas Metropolitanas SA	580,814	1,023,698
Isapre CruzBlanca SA	583,589	638,808
Parque Arauco SA	368,291	715,552
Quinenco SA	341,147	1,054,947
Sociedad Matriz SAAM SA (a)	3,284,500	392,705
TOTAL CHILE		5,496,378
China - 0.6%
China BlueChemical Ltd. (H Shares)	592,000	423,476
China Communications Services Corp. Ltd. (H Shares)	1,488,000	765,226
China Oilfield Services Ltd. (H Shares)	310,000	502,639
TOTAL CHINA		1,691,341
Colombia - 0.5%
BanColombia SA sponsored ADR	10,300	698,649
Bolsa de Valores de Colombia	32,883,815	636,264
TOTAL COLOMBIA		1,334,913
Curacao - 0.2%
Schlumberger Ltd.	6,500	481,910
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	15,200	2,234,704
William Demant Holding A/S (a)	8,710	822,225
TOTAL DENMARK		3,056,929
Common Stocks - continued
	Shares	Value
Egypt - 0.3%
Commercial International Bank Ltd.	185,900	$ 794,002
Finland - 0.6%
Nokian Tyres PLC	25,202	1,195,375
Outotec Oyj	11,612	624,102
TOTAL FINLAND		1,819,477
France - 4.3%
Alstom SA	19,001	678,642
Atos Origin SA	14,776	951,715
BNP Paribas SA	31,751	1,275,670
Danone SA	18,380	1,293,216
Euler Hermes SA	5,132	363,533
GDF Suez (d)	35,600	819,543
Laurent-Perrier Group	859	86,696
Pernod Ricard SA	6,700	695,454
PPR SA (d)	4,800	802,858
Remy Cointreau SA	5,452	607,629
Safran SA	14,114	523,155
Saft Groupe SA	1,929	53,217
Sanofi SA	52,409	4,003,398
Societe Generale Series A	12,600	297,903
Vetoquinol SA	1,000	31,334
Virbac SA	520	87,458
TOTAL FRANCE		12,571,421
Germany - 5.1%
Aareal Bank AG (a)	12,799	246,949
Allianz AG	18,549	2,067,054
alstria office REIT-AG	5,100	54,349
BASF AG	10,158	836,279
Bayer AG (d)	34,693	2,443,754
Bilfinger Berger AG	1,067	97,589
CompuGROUP Holding AG	3,246	49,975
CTS Eventim AG	4,949	193,203
Daimler AG (Germany)	27,621	1,527,124
Deutsche Boerse AG	9,500	596,484
Deutsche Post AG	46,364	865,411
Fielmann AG	1,079	104,543
Linde AG	12,449	2,130,862
Metro AG	11,300	364,624
RWE AG	27,500	1,182,236
Siemens AG	9,914	920,291
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG sponsored ADR	13,669	$ 1,269,440
Software AG (Bearer)	2,059	71,959
TOTAL GERMANY		15,022,126
Hong Kong - 1.8%
Cheung Kong Holdings Ltd.	44,000	585,256
China Insurance International Holdings Co. Ltd. (a)	220,200	459,208
China Merchant Holdings International Co. Ltd.	156,000	504,675
China Resources Enterprise Ltd.	182,000	661,507
Henderson Land Development Co. Ltd.	36,000	205,087
Hong Kong Exchanges and Clearing Ltd.	60,200	962,902
Hopewell Holdings Ltd.	245,500	659,738
Television Broadcasts Ltd.	118,000	866,903
Vitasoy International Holdings Ltd.	638,000	468,716
TOTAL HONG KONG		5,373,992
India - 2.6%
Apollo Tyres Ltd.	15,339	26,330
Bharti Airtel Ltd.	56,826	335,032
Cipla Ltd.	116,885	692,455
CMC Ltd.	33,530	569,816
Container Corp. of India Ltd.	31,326	531,706
Housing Development Finance Corp. Ltd.	64,511	825,114
Indraprastha Gas Ltd.	99,431	412,526
Infrastructure Development Finance Co. Ltd.	158,914	364,961
Jyothy Laboratories Ltd.	12,069	39,966
Max India Ltd. (a)	141,160	531,377
Piramal Healthcare Ltd.	52,718	438,391
Punjab National Bank	31,273	523,170
Rallis India Ltd.	190,395	410,326
Satyam Computer Services Ltd. (a)	388,621	570,405
Smithkline Beecham Consumer Healthcare Ltd.	13,346	711,255
Tata Power Co. Ltd.	320,086	641,813
TOTAL INDIA		7,624,643
Indonesia - 0.5%
PT Kalbe Farma Tbk	1,866,000	817,219
PT Ramayana Lestari Sentosa Tbk	6,520,000	610,108
TOTAL INDONESIA		1,427,327
Common Stocks - continued
	Shares	Value
Ireland - 0.4%
CRH PLC sponsored ADR	26,700	$ 542,811
James Hardie Industries NV sponsored ADR	16,145	627,233
TOTAL IRELAND		1,170,044
Israel - 0.1%
Azrieli Group	11,596	284,849
Ituran Location & Control Ltd.	4,861	65,332
TOTAL ISRAEL		350,181
Italy - 1.6%
Azimut Holding SpA	9,014	88,541
ENI SpA	108,100	2,402,144
Fiat Industrial SpA (d)	93,328	1,058,803
Interpump Group SpA	45,791	408,566
Intesa Sanpaolo SpA	395,504	598,438
TOTAL ITALY		4,556,492
Japan - 13.5%
Aeon Credit Service Co. Ltd.	37,100	646,781
Air Water, Inc.	80,000	1,008,483
Aozora Bank Ltd.	361,000	925,945
Asahi Co. Ltd.	2,700	53,278
Astellas Pharma, Inc.	31,500	1,277,581
Autobacs Seven Co. Ltd.	11,700	561,556
Azbil Corp.	1,900	40,708
Canon, Inc.	18,900	856,750
Chubu Electric Power Co., Inc.	35,000	573,228
Cosmos Pharmaceutical Corp.	600	33,640
Credit Saison Co. Ltd. (f)	33,300	714,697
Daikoku Denki Co. Ltd.	2,100	30,031
Daikokutenbussan Co. Ltd.	3,800	105,240
Denso Corp.	69,400	2,244,210
Fanuc Corp.	12,300	2,074,531
Fast Retailing Co. Ltd.	2,700	603,401
FCC Co. Ltd.	5,200	106,187
GCA Savvian Group Corp.	39	40,639
Glory Ltd.	2,600	55,919
Goldcrest Co. Ltd.	2,900	49,751
Hitachi Ltd.	158,000	1,006,404
Honda Motor Co. Ltd.	64,000	2,303,452
INPEX Corp.	86	567,851
Itochu Corp.	97,500	1,103,205
Iwatsuka Confectionary Co. Ltd.	700	28,403
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Retail Fund Investment Corp.	494	$ 787,698
Japan Tobacco, Inc.	400	2,216,014
JS Group Corp.	15,600	306,347
JSR Corp.	48,100	949,373
JX Holdings, Inc.	200	1,128
Kamigumi Co. Ltd.	9,000	72,337
Keyence Corp.	4,221	996,324
Kobayashi Pharmaceutical Co. Ltd.	10,600	532,399
Kyoto Kimono Yuzen Co. Ltd.	3,800	46,713
Meiko Network Japan Co. Ltd.	3,700	36,514
Miraial Co. Ltd.	300	5,389
Mitsubishi Corp.	61,500	1,332,909
Mitsui Fudosan Co. Ltd.	34,000	622,811
Nabtesco Corp.	4,500	96,071
Nagaileben Co. Ltd.	3,500	54,071
Nihon M&A Center, Inc.	4,000	114,538
Nihon Parkerizing Co. Ltd.	5,000	74,677
Nikkiso Co. Ltd.	3,000	31,504
Nippon Seiki Co. Ltd.	5,000	63,075
Nippon Telegraph & Telephone Corp.	33,100	1,497,725
Nippon Thompson Co. Ltd.	11,000	60,831
NS Tool Co., Ltd.	800	28,688
Obic Co. Ltd.	2,720	573,349
ORIX Corp.	5,300	506,769
Osaka Securities Exchange Co. Ltd.	16	91,610
OSG Corp.	4,600	72,609
Santen Pharmaceutical Co. Ltd.	19,700	824,476
Seven & i Holdings Co., Ltd.	49,000	1,483,332
Seven Bank Ltd.	305,700	755,356
SHO-BOND Holdings Co. Ltd.	13,900	351,579
Shoei Co. Ltd.	2,900	20,810
SMC Corp.	2,200	367,430
Sumitomo Mitsui Financial Group, Inc.	71,600	2,291,256
Sumitomo Realty & Development Co. Ltd.	29,000	691,599
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	65,072
Toray Industries, Inc.	128,000	984,166
Toyo Suisan Kaisha Ltd.	14,000	359,420
Tsutsumi Jewelry Co. Ltd.	1,000	29,254
Unicharm Corp.	13,100	732,879
USS Co. Ltd.	18,320	1,858,446
Yamato Kogyo Co. Ltd.	23,000	654,509
TOTAL JAPAN		39,652,928
Common Stocks - continued
	Shares	Value
Kenya - 0.2%
Safaricom Ltd.	15,771,929	$ 625,194
Korea (South) - 2.5%
Amorepacific Corp.	744	714,293
BS Financial Group, Inc.	57,630	594,084
Green Cross Holdings Corp.	39,050	445,743
Korea Plant Service & Engineering Co. Ltd.	15,670	577,507
LG Corp.	14,886	758,707
LG Household & Health Care Ltd.	1,806	947,646
MegaStudy Co. Ltd.	5,511	513,978
NHN Corp.	3,028	685,914
NICE Holdings Co. Ltd.	600	26,705
NICE Information Service Co. Ltd.	1,300	29,391
S1 Corp.	13,943	697,073
Samsung Fire & Marine Insurance Co. Ltd.	3,758	718,264
Shinsegae Co. Ltd.	2,576	565,290
Woongjin Coway Co. Ltd.	840	26,907
TOTAL KOREA (SOUTH)		7,301,502
Luxembourg - 0.5%
Brait SA	213,800	669,328
Millicom International Cellular SA (depository receipt)	6,700	711,796
TOTAL LUXEMBOURG		1,381,124
Malaysia - 0.8%
Axiata Group Bhd	626,800	1,100,085
Parkson Holdings Bhd	373,900	643,867
Top Glove Corp. Bhd	359,900	557,902
TOTAL MALAYSIA		2,301,854
Mexico - 1.1%
Bolsa Mexicana de Valores SA de CV	371,800	743,132
Fomento Economico Mexicano SAB de CV sponsored ADR	12,000	975,120
Grupo Modelo SAB de CV Series C	110,056	777,088
Wal-Mart de Mexico SA de CV Series V	250,700	716,797
TOTAL MEXICO		3,212,137
Netherlands - 2.0%
Aalberts Industries NV	5,700	109,450
AEGON NV	81,900	380,994
ASM International NV unit	2,250	79,808
ASML Holding NV	27,800	1,417,522
HeidelbergCement Finance AG (d)	15,100	830,259
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	125,796	$ 887,542
Koninklijke KPN NV	52,607	472,237
Koninklijke Philips Electronics NV	36,300	722,441
QIAGEN NV (a)	3,100	51,863
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,600	979,747
TOTAL NETHERLANDS		5,931,863
Norway - 0.5%
Orkla ASA (A Shares)	91,900	675,161
Telenor ASA	41,911	770,501
TOTAL NORWAY		1,445,662
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	98,935	757,604
Philippines - 0.5%
BDO Unibank, Inc.	451,500	708,865
Jollibee Food Corp.	25,100	66,731
Manila Water Co., Inc.	1,013,200	593,526
TOTAL PHILIPPINES		1,369,122
Poland - 0.1%
Kruk SA (a)	1,521	23,300
Warsaw Stock Exchange	33,538	410,589
TOTAL POLAND		433,889
Portugal - 0.4%
Jeronimo Martins SGPS SA	58,975	1,104,706
Russia - 0.0%
Vozrozhdenie Bank	5,100	96,683
Singapore - 1.4%
Ascendas India Trust	850,000	559,730
Ezra Holdings Ltd. (a)	624,000	509,223
Global Logistic Properties Ltd. (a)	345,000	574,233
Petra Foods Ltd.	186,000	371,203
Singapore Telecommunications Ltd.	270,000	680,645
United Overseas Bank Ltd.	82,746	1,287,004
TOTAL SINGAPORE		3,982,038
South Africa - 2.0%
African Rainbow Minerals Ltd.	11,063	257,444
City Lodge Hotels Ltd.	3,500	38,249
Clicks Group Ltd.	51,285	308,448
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	93,800	$ 991,304
Mr Price Group Ltd.	22,800	308,377
MTN Group Ltd.	71,700	1,252,676
Nampak Ltd.	158,500	457,486
Reunert Ltd.	57,100	528,568
Shoprite Holdings Ltd.	49,100	848,424
Tiger Brands Ltd.	26,600	974,672
TOTAL SOUTH AFRICA		5,965,648
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	169,428	1,143,639
Grifols SA (a)	1,746	43,974
Inditex SA	9,210	828,460
Prosegur Compania de Seguridad SA (Reg.)	9,551	545,445
Red Electrica Corporacion SA	4,043	176,031
Repsol YPF SA	46,058	881,039
TOTAL SPAIN		3,618,588
Sri Lanka - 0.2%
John Keells Holdings Ltd.	314,297	492,506
Sweden - 1.1%
Fagerhult AB	10,100	302,816
H&M Hennes & Mauritz AB (B Shares)	32,386	1,112,663
Intrum Justitia AB	7,600	115,344
Svenska Handelsbanken AB (A Shares)	30,000	972,213
Swedish Match Co. AB	18,950	770,322
TOTAL SWEDEN		3,273,358
Switzerland - 7.0%
Bank Sarasin & Cie AG Series B (Reg.)	1,877	57,910
Nestle SA	116,298	7,124,865
Roche Holding AG (participation certificate)	35,489	6,483,473
Schindler Holding AG:
(participation certificate)	3,536	457,414
(Reg.)	820	104,810
Swatch Group AG (Bearer)	2,730	1,259,190
Syngenta AG (Switzerland)	4,095	1,436,179
Transocean Ltd. (Switzerland)	8,303	414,441
UBS AG (NY Shares)	116,646	1,442,911
Zehnder Group AG	447	32,877
Zurich Financial Services AG	7,550	1,846,840
TOTAL SWITZERLAND		20,660,910
Common Stocks - continued
	Shares	Value
Taiwan - 3.0%
Chinatrust Financial Holding Co. Ltd.	24,033	$ 15,374
Chroma ATE, Inc.	245,116	559,929
CTCI Corp.	359,000	694,481
Delta Electronics, Inc.	182,000	541,849
Giant Manufacturing Co. Ltd.	93,000	468,908
Pacific Hospital Supply Co. Ltd.	241,000	731,555
Powertech Technology, Inc.	293,000	498,969
SIMPLO Technology Co. Ltd.	60,000	463,042
St. Shine Optical Co. Ltd.	39,000	453,473
Ta Chong Bank (a)	1,427,000	553,082
Taiwan Hon Chuan Enterprise Co. Ltd.	239,000	537,760
Taiwan Mobile Co. Ltd.	266,000	859,448
Taiwan Semiconductor Manufacturing Co. Ltd.	412,035	1,220,060
Unified-President Enterprises Corp.	779,000	1,214,390
TOTAL TAIWAN		8,812,320
Thailand - 0.0%
Thai Re Insurance PCL NVDR	410,666	54,212
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S	57,494	60,864
Anadolu Efes Biracilik ve Malt Sanayii A/S	70,000	986,056
Boyner Buyuk Magazacilik A/S (a)	36,049	72,426
Coca-Cola Icecek A/S	39,789	559,356
Enka Insaat ve Sanayi A/S	186,000	582,242
Tupras-Turkiye Petrol Rafinerileri A/S	10,313	215,417
Turkiye Garanti Bankasi A/S	148,500	545,993
TOTAL TURKEY		3,022,354
United Arab Emirates - 0.2%
First Gulf Bank PJSC	214,355	525,244
United Kingdom - 18.1%
Aegis Group PLC	205,949	594,008
AMEC PLC	4,459	82,145
Anglo American PLC (United Kingdom)	18,500	711,048
Babcock International Group PLC	45,000	606,958
Barclays PLC	350,078	1,239,551
Bellway PLC	6,028	77,049
BG Group PLC	108,077	2,544,464
BHP Billiton PLC ADR	43,000	2,767,480
BP PLC sponsored ADR	84,387	3,663,240
British American Tobacco PLC (United Kingdom)	20,853	1,069,673
British Land Co. PLC	55,600	441,656
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	17,300	$ 107,320
Bunzl PLC	46,958	779,705
Centrica PLC	199,475	993,644
Compass Group PLC	115,900	1,211,475
Dechra Pharmaceuticals PLC	8,600	64,419
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	2,580	6,575
Derwent London PLC	2,000	56,549
GlaxoSmithKline PLC sponsored ADR	100,415	4,642,185
Great Portland Estates PLC	15,772	92,184
H&T Group PLC	5,664	26,660
HSBC Holdings PLC sponsored ADR	59,194	2,673,793
Imperial Tobacco Group PLC	24,691	987,472
InterContinental Hotel Group PLC ADR	42,690	1,019,437
International Power PLC	129,550	876,837
Johnson Matthey PLC	24,292	912,372
Meggitt PLC	25,298	167,735
National Grid PLC	216,797	2,341,378
Next PLC	10,700	508,684
Persimmon PLC	5,337	54,444
Prudential PLC	102,637	1,258,065
Pz Cussons PLC Class L	130,119	701,805
Reckitt Benckiser Group PLC	19,151	1,114,983
Reed Elsevier PLC	89,697	742,339
Rolls-Royce Group PLC	67,452	901,579
Rotork PLC	17,203	616,243
Royal Dutch Shell PLC Class A sponsored ADR	88,549	6,334,795
SABMiller PLC	29,463	1,237,857
Scottish & Southern Energy PLC	43,168	925,572
Serco Group PLC	69,757	614,233
Shaftesbury PLC	40,237	334,054
Spectris PLC	3,270	100,100
Spirax-Sarco Engineering PLC	5,004	187,293
Standard Chartered PLC (United Kingdom)	67,746	1,655,976
Ted Baker PLC	4,875	71,629
Ultra Electronics Holdings PLC	3,500	95,666
Unite Group PLC	104,702	331,811
Victrex PLC	14,418	339,795
Vodafone Group PLC	35,600	98,552
Vodafone Group PLC sponsored ADR	151,147	4,206,421
TOTAL UNITED KINGDOM		53,188,908
Common Stocks - continued
	Shares	Value
United States of America - 5.2%
Allergan, Inc.	4,500	$ 432,000
Amazon.com, Inc. (a)	2,499	579,518
ANSYS, Inc. (a)	500	33,535
Autoliv, Inc.	16,210	1,017,015
Berkshire Hathaway, Inc. Class B (a)	11,945	960,975
BorgWarner, Inc. (a)	5,847	462,147
Broadridge Financial Solutions, Inc.	1,690	39,225
CME Group, Inc.	1,200	318,984
Cymer, Inc. (a)	9,671	501,345
Dril-Quip, Inc. (a)	1,210	81,542
Evercore Partners, Inc. Class A	1,860	49,160
FMC Technologies, Inc. (a)	7,600	357,200
Freeport-McMoRan Copper & Gold, Inc.	5,300	202,990
Greenhill & Co., Inc.	1,170	45,455
JPMorgan Chase & Co.	8,798	378,138
Kansas City Southern	1,720	132,474
Lam Research Corp. (a)	5,608	233,573
Martin Marietta Materials, Inc.	2,990	247,811
MasterCard, Inc. Class A	3,609	1,632,242
Mead Johnson Nutrition Co. Class A	14,100	1,206,396
Mohawk Industries, Inc. (a)	9,420	631,328
National Oilwell Varco, Inc.	5,400	409,104
Oceaneering International, Inc.	1,680	86,738
Philip Morris International, Inc.	18,500	1,655,935
PriceSmart, Inc.	6,850	565,399
ResMed, Inc. (a)	15,440	525,114
Solera Holdings, Inc.	7,002	314,670
SS&C Technologies Holdings, Inc. (a)	1,954	46,447
Union Pacific Corp.	8,900	1,000,716
Visa, Inc. Class A	10,001	1,229,923
TOTAL UNITED STATES OF AMERICA		15,377,099
TOTAL COMMON STOCKS (Cost $282,668,262)		288,182,142
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Hugo Boss AG (non-vtg.)	5,187	578,919
ProSiebenSat.1 Media AG	23,100	586,520
Volkswagen AG	2,934	555,805
TOTAL GERMANY		1,721,244
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	7,149,912	$ 11,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,590,679)		1,732,849
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	4,858,519	4,858,519
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,835,925	8,835,925
TOTAL MONEY MARKET FUNDS (Cost $13,694,444)		13,694,444
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $297,953,385)		303,609,435
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(10,176,573)
NET ASSETS - 100%		$ 293,432,862
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,234 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,107
Fidelity Securities Lending Cash Central Fund	69,556
Total	$ 72,663
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,759,122	$ 25,059,856	$ 8,699,266	$ -
Consumer Staples	43,271,466	35,730,719	7,540,747	-
Energy	21,685,106	18,713,983	2,971,123	-
Financials	58,627,780	46,184,155	12,414,234	29,391
Health Care	31,451,515	25,260,485	6,191,030	-
Industrials	34,540,810	26,861,084	7,679,726	-
Information Technology	17,345,031	12,646,047	4,698,984	-
Materials	21,525,144	16,352,685	5,172,459	-
Telecommunication Services	15,658,170	14,061,893	1,596,277	-
Utilities	12,050,847	9,136,241	2,914,606	-
Money Market Funds	13,694,444	13,694,444	-	-
Total Investments in Securities:	$ 303,609,435	$ 243,701,592	$ 59,878,452	$ 29,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	142
Cost of Purchases	29,249
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,391
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 142

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,227,848) - See accompanying schedule: Unaffiliated issuers (cost $284,258,941)	$ 289,914,991
Fidelity Central Funds (cost $13,694,444)	13,694,444
Total Investments (cost $297,953,385)		$ 303,609,435
Foreign currency held at value (cost $67,294)		67,371
Receivable for investments sold		3,911,257
Receivable for fund shares sold		120,414
Dividends receivable		1,426,518
Distributions receivable from Fidelity Central Funds		40,151
Prepaid expenses		172
Other receivables		44,504
Total assets		309,219,822

Liabilities
Payable to custodian bank	$ 864,326
Payable for investments purchased Regular delivery	5,029,099
Delayed delivery	51,631
Payable for fund shares redeemed	596,892
Accrued management fee	210,707
Distribution and service plan fees payable	3,998
Other affiliated payables	48,068
Other payables and accrued expenses	146,314
Collateral on securities loaned, at value	8,835,925
Total liabilities		15,786,960

Net Assets		$ 293,432,862
Net Assets consist of:
Paid in capital		$ 310,960,255
Undistributed net investment income		2,135,737
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,337,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,674,436
Net Assets		$ 293,432,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,426,909 ÷ 776,264 shares)	$ 6.99

Maximum offering price per share (100/94.25 of $6.99)	$ 7.42
Class T: Net Asset Value and redemption price per share ($1,242,280 ÷ 176,067 shares)	$ 7.06

Maximum offering price per share (100/96.50 of $7.06)	$ 7.32
Class B: Net Asset Value and offering price per share ($261,048 ÷ 37,117 shares)A	$ 7.03

Class C: Net Asset Value and offering price per share ($2,647,489 ÷ 377,021 shares)A	$ 7.02

Total International Equity: Net Asset Value, offering price and redemption price per share ($283,659,991 ÷ 40,577,948 shares)	$ 6.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($195,145 ÷ 27,984 shares)	$ 6.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,104,104
Interest		127
Income from Fidelity Central Funds		72,663
Income before foreign taxes withheld		4,176,894
Less foreign taxes withheld		(333,339)
Total income		3,843,555

Expenses
Management fee Basic fee	$ 848,954
Performance adjustment	22,514
Transfer agent fees	194,229
Distribution and service plan fees	19,711
Accounting and security lending fees	62,257
Custodian fees and expenses	243,854
Independent trustees' compensation	618
Registration fees	115,226
Audit	45,205
Legal	369
Interest	212
Miscellaneous	864
Total expenses before reductions	1,554,013
Expense reductions	(160,537)	1,393,476
Net investment income (loss)		2,450,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,046,867
Foreign currency transactions	(190,067)
Total net realized gain (loss)		8,856,800
Change in net unrealized appreciation (depreciation) on: Investment securities	10,900,204
Assets and liabilities in foreign currencies	10,439
Total change in net unrealized appreciation (depreciation)		10,910,643
Net gain (loss)		19,767,443
Net increase (decrease) in net assets resulting from operations		$ 22,217,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450,079	$ 1,864,848
Net realized gain (loss)	8,856,800	(8,998,027)
Change in net unrealized appreciation (depreciation)	10,910,643	(8,597,909)
Net increase (decrease) in net assets resulting from operations	22,217,522	(15,731,088)
Distributions to shareholders from net investment income	(1,867,191)	(953,041)
Distributions to shareholders from net realized gain	-	(220,294)
Total distributions	(1,867,191)	(1,173,335)
Share transactions - net increase (decrease)	134,590,782	86,742,563
Redemption fees	2,189	14,195
Total increase (decrease) in net assets	154,943,302	69,852,335

Net Assets
Beginning of period	138,489,560	68,637,225
End of period (including undistributed net investment income of $2,135,737 and undistributed net investment income of $1,552,849, respectively)	$ 293,432,862	$ 138,489,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.11	.08	.06	.11
Net realized and unrealized gain (loss)	.34	(.69)	.95	1.55	(5.21)
Total from investment operations	.40	(.58)	1.03	1.61	(5.10)
Distributions from net investment income	(.08)	(.09)	(.04)	(.11)	-
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.08)	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Total ReturnB,C,D	6.03%	(8.03)%	16.17%	33.87%	(51.00)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.67%A	1.73%	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40%A	1.42%	1.47%	1.47%	1.48%
Net investment income (loss)	1.81%A	1.44%	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,427	$ 4,307	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.73	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06	.04	.09
Net realized and unrealized gain (loss)	.34	(.68)	.95	1.57	(5.21)
Total from investment operations	.39	(.59)	1.01	1.61	(5.12)
Distributions from net investment income	(.06)	(.07)	-	(.09)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.06)	(.09)	-	(.09)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.06	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Total ReturnB,C,D	5.87%	(8.08)%	15.78%	33.74%	(51.20)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	2.02%	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65%A	1.67%	1.72%	1.72%	1.73%
Net investment income (loss)	1.56%A	1.19%	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242	$ 997	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.33	(.68)	.95	1.56	(5.19)
Total from investment operations	.37	(.63)	.98	1.58	(5.14)
Distributions from net investment income	(.02)	(.04)	-	(.05)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.02)	(.06)	-	(.05)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.03	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Total ReturnB,C,D	5.55%	(8.66)%	15.34%	32.95%	(51.40)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.43%A	2.51%	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15%A	2.17%	2.22%	2.22%	2.24%
Net investment income (loss)	1.06%A	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 261	$ 254	$ 327	$ 1,337	$ 2,505
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.33	(.69)	.94	1.56	(5.19)
Total from investment operations	.37	(.64)	.97	1.58	(5.14)
Distributions from net investment income	(.02)	(.03)	-	(.05)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.02)	(.05)	-	(.05)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.02	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Total ReturnB,C,D	5.62%	(8.72)%	15.18%	33.10%	(51.40)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.42%A	2.51%	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15%A	2.17%	2.22%	2.22%	2.23%
Net investment income (loss)	1.07%A	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,647	$ 1,396	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.12	.09	.07	.13
Net realized and unrealized gain (loss)	.33	(.68)	.96	1.55	(5.21)
Total from investment operations	.40	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.10)	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capitalD,I	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Total ReturnB,C	6.02%	(7.70)%	16.45%	34.23%	(50.87)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.28%A	1.42%	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%A	1.17%	1.22%	1.22%	1.23%
Net investment income (loss)	2.06%A	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,660	$ 131,338	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rateF	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.12	.10	.07	.13
Net realized and unrealized gain (loss)	.33	(.68)	.95	1.55	(5.21)
Total from investment operations	.40	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.10)	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capitalD,I	-	-	-	-	-
Net asset value, end of period	$ 6.97	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Total ReturnB,C	6.04%	(7.72)%	16.48%	34.23%	(50.87)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.45%A	1.48%	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%A	1.17%	1.23%	1.22%	1.23%
Net investment income (loss)	2.06%A	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195	$ 197	$ 28	$ 1,308	$ 2,733
Portfolio turnover rateF	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,000,037
Gross unrealized depreciation	(13,069,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,930,655

Tax cost	$ 298,678,780

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (8,618,744)
2017	(15,708,944)
2019	(8,856,044)
Total with expiration	$ (33,183,732)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,934,540 and $184,958,483, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,660	$ 494
Class T	.25%	.25%	2,686	44
Class B	.75%	.25%	1,267	959
Class C	.75%	.25%	10,098	1,257
			$ 19,711	$ 2,754

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,028
Class T	1,195
Class B*	72
Class C*	89
$ 3,384

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,677.29
Class T	1,735.32
Class B	381.30
Class C	3,062.30
Total International Equity	182,063.16
Institutional Class	311.31
	$ 194,229

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,441 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,692,667.38%		$ 212

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $316 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69,556. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 5,112
Class T	1.70%	1,360
Class B	2.20%	299
Class C	2.20%	2,231
Total International Equity	1.20%	91,624
Institutional Class	1.20%	250
		$ 100,876

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,661 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 48,328	$ 61,018
Class T	9,062	9,414
Class B	714	1,488
Class C	4,730	6,263
Total International Equity	1,801,470	873,280
Institutional Class	2,887	1,578
Total	$ 1,867,191	$ 953,041
From net realized gain
Class A	$ -	$ 16,196
Class T	-	3,213
Class B	-	1,016
Class C	-	4,485
Total International Equity	-	195,026
Institutional Class	-	358
Total	$ -	$ 220,294

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	270,467	231,083	$ 1,856,066	$ 1,708,687
Reinvestment of distributions	7,157	10,039	46,236	74,076
Shares redeemed	(146,636)	(279,366)	(966,836)	(2,035,449)
Net increase (decrease)	130,988	(38,244)	$ 935,466	$ (252,686)
Class T
Shares sold	49,215	37,121	$ 332,471	$ 276,509
Reinvestment of distributions	1,377	1,678	8,993	12,524
Shares redeemed	(22,700)	(25,970)	(148,048)	(191,826)
Net increase (decrease)	27,892	12,829	$ 193,416	$ 97,207
Class B
Shares sold	4,140	3,282	$ 27,486	$ 24,631
Reinvestment of distributions	108	331	705	2,469
Shares redeemed	(5,188)	(9,973)	(34,061)	(73,676)
Net increase (decrease)	(940)	(6,360)	$ (5,870)	$ (46,576)
Class C
Shares sold	212,570	66,879	$ 1,414,506	$ 498,161
Reinvestment of distributions	710	1,425	4,622	10,610
Shares redeemed	(45,353)	(52,554)	(305,759)	(388,669)
Net increase (decrease)	167,927	15,750	$ 1,113,369	$ 120,102
Total International Equity
Shares sold	29,693,818	16,784,298	$ 190,598,309	$ 125,543,898
Reinvestment of distributions	266,160	135,624	1,719,395	1,000,533
Shares redeemed	(9,027,432)	(5,532,363)	(59,951,071)	(39,913,646)
Net increase (decrease)	20,932,546	11,387,559	$ 132,366,633	$ 86,630,785
Institutional Class
Shares sold	6,631	26,909	$ 43,801	$ 202,383
Reinvestment of distributions	448	263	2,887	1,936
Shares redeemed	(8,672)	(1,422)	(58,920)	(10,588)
Net increase (decrease)	(1,593)	25,750	$ (12,232)	$ 193,731

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIE-USAN-0612
1.853366.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total International Equity

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Total International Equity Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,060.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,058.70	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,055.50	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,056.20	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Total International Equity	1.20%
Actual		$ 1,000.00	$ 1,060.20	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,060.40	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.1%
Japan 13.5%
Switzerland 7.0%
United States of America 6.4%
Germany 5.7%
Australia 4.4%
France 4.3%
Taiwan 3.0%
India 2.6%
Other 35.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.1%
Japan 11.7%
United States of America 9.0%
Switzerland 6.6%
Germany 5.9%
France 4.9%
Australia 4.3%
Korea (South) 4.2%
Brazil 4.1%
Other 31.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.2	3.3
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	1.8
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	2.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	1.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
Sanofi SA (France, Pharmaceuticals)	1.4	1.1
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.1
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.0	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.0	1.1
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.0	1.1
	15.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	18.2
Consumer Staples	14.7	12.9
Industrials	11.7	9.9
Consumer Discretionary	11.6	9.9
Health Care	10.6	8.0
Energy	7.6	10.0
Materials	7.4	10.6
Information Technology	6.0	6.8
Telecommunication Services	5.4	6.7
Utilities	4.0	3.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 4.4%
Australia & New Zealand Banking Group Ltd.	117,811	$ 2,934,747
Coca-Cola Amatil Ltd.	49,234	638,616
Commonwealth Bank of Australia	53,487	2,896,051
CSL Ltd.	34,287	1,309,565
Newcrest Mining Ltd.	23,905	655,013
Origin Energy Ltd.	35,476	490,098
Ramsay Health Care Ltd.	1,506	31,428
Sydney Airport unit	321,687	975,285
Telstra Corp. Ltd.	236,280	871,436
Transurban Group unit	49,782	304,450
Westfield Group unit	114,582	1,103,046
WorleyParsons Ltd.	26,140	769,359
TOTAL AUSTRALIA		12,979,094
Austria - 0.4%
Andritz AG	17,558	919,039
Zumtobel AG	19,837	273,106
TOTAL AUSTRIA		1,192,145
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	123,894	450,045
Bailiwick of Jersey - 0.8%
Atrium European Real Estate Ltd.	106,713	519,861
Informa PLC	51,037	343,447
Randgold Resources Ltd. sponsored ADR	6,660	593,739
Wolseley PLC	23,139	879,958
TOTAL BAILIWICK OF JERSEY		2,337,005
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	40,471	2,917,187
Gimv NV	1,420	69,590
Umicore SA	17,321	939,996
TOTAL BELGIUM		3,926,773
Bermuda - 2.2%
ARA Asset Management Ltd. (e)	451,000	553,888
Cafe de Coral Holdings Ltd.	212,000	582,008
Cheung Kong Infrastructure Holdings Ltd.	124,000	735,979
Lazard Ltd. Class A	8,770	241,263
Li & Fung Ltd.	386,000	825,865
Pacific Basin Shipping Ltd.	1,076,000	565,830
Texwinca Holdings Ltd.	558,000	683,237
Common Stocks - continued
	Shares	Value
Bermuda - continued
Trinity Ltd.	342,000	$ 286,078
Vtech Holdings Ltd.	59,800	670,555
Wilson Sons Ltd. unit	41,700	623,482
Yue Yuen Industrial (Holdings) Ltd.	206,000	690,326
TOTAL BERMUDA		6,458,511
Brazil - 2.0%
Arezzo Industria e Comercio SA	16,600	261,260
Banco ABC Brasil SA	7,900	49,319
Banco Bradesco SA	70,400	956,567
Banco Pine SA	7,106	48,650
BM&F Bovespa SA	57,900	325,624
Braskem SA Class A sponsored ADR	15,990	235,053
Cetip SA	15,000	231,120
Duratex SA	100,200	588,747
Fleury SA	42,500	547,596
Iguatemi Empresa de Shopping Centers SA	10,000	219,710
Itau Unibanco Banco Multiplo SA sponsored ADR	15,570	244,293
LPS Brasil Consultoria de Imoveis SA	20,800	359,006
Multiplan Empreendimentos Imobiliarios SA	16,200	382,446
Oi SA	113,616	768,308
T4F Entretenimento SA	3,600	32,900
Tractebel Energia SA	43,800	754,836
TOTAL BRAZIL		6,005,435
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	7,800	32,790
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	8,740	349,158
Copper Mountain Mining Corp. (a)	6,600	28,665
Eldorado Gold Corp.	3,300	46,773
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,255	514,566
First Quantum Minerals Ltd.	9,785	203,278
Goldcorp, Inc.	11,594	444,041
Open Text Corp. (a)	4,350	243,891
Painted Pony Petroleum Ltd. Class A (a)	3,400	27,434
Petrominerales Ltd.	1,725	25,235
TAG Oil Ltd. (a)	3,200	34,017
Tuscany International Drilling, Inc. (a)	29,600	20,977
Tuscany International Drilling, Inc. (a)(e)	1,900	1,346
TOTAL CANADA		1,939,381
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	3,900	$ 517,530
Boer Power Holdings Ltd.	1,129,000	407,442
China Lilang Ltd.	19,000	17,558
Haitian International Holdings Ltd.	351,000	403,992
Mindray Medical International Ltd. sponsored ADR (d)	22,200	727,272
Minth Group Ltd.	558,000	706,971
NVC Lighting Holdings Ltd.	681,000	247,520
Perfect World Co. Ltd. sponsored ADR Class B	45,600	556,776
Samson Holding Ltd.	3,679,000	488,406
Sands China Ltd.	244,800	962,332
SITC International Holdings Co. Ltd.	1,461,000	442,519
Vantage Drilling Co. (a)	15,200	24,016
TOTAL CAYMAN ISLANDS		5,502,334
Chile - 1.9%
Compania Cervecerias Unidas SA sponsored ADR	6,500	465,530
Embotelladora Andina SA sponsored ADR	17,300	562,250
Empresa Nacional de Telecomunicaciones SA (ENTEL)	32,442	642,888
Inversiones Aguas Metropolitanas SA	580,814	1,023,698
Isapre CruzBlanca SA	583,589	638,808
Parque Arauco SA	368,291	715,552
Quinenco SA	341,147	1,054,947
Sociedad Matriz SAAM SA (a)	3,284,500	392,705
TOTAL CHILE		5,496,378
China - 0.6%
China BlueChemical Ltd. (H Shares)	592,000	423,476
China Communications Services Corp. Ltd. (H Shares)	1,488,000	765,226
China Oilfield Services Ltd. (H Shares)	310,000	502,639
TOTAL CHINA		1,691,341
Colombia - 0.5%
BanColombia SA sponsored ADR	10,300	698,649
Bolsa de Valores de Colombia	32,883,815	636,264
TOTAL COLOMBIA		1,334,913
Curacao - 0.2%
Schlumberger Ltd.	6,500	481,910
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	15,200	2,234,704
William Demant Holding A/S (a)	8,710	822,225
TOTAL DENMARK		3,056,929
Common Stocks - continued
	Shares	Value
Egypt - 0.3%
Commercial International Bank Ltd.	185,900	$ 794,002
Finland - 0.6%
Nokian Tyres PLC	25,202	1,195,375
Outotec Oyj	11,612	624,102
TOTAL FINLAND		1,819,477
France - 4.3%
Alstom SA	19,001	678,642
Atos Origin SA	14,776	951,715
BNP Paribas SA	31,751	1,275,670
Danone SA	18,380	1,293,216
Euler Hermes SA	5,132	363,533
GDF Suez (d)	35,600	819,543
Laurent-Perrier Group	859	86,696
Pernod Ricard SA	6,700	695,454
PPR SA (d)	4,800	802,858
Remy Cointreau SA	5,452	607,629
Safran SA	14,114	523,155
Saft Groupe SA	1,929	53,217
Sanofi SA	52,409	4,003,398
Societe Generale Series A	12,600	297,903
Vetoquinol SA	1,000	31,334
Virbac SA	520	87,458
TOTAL FRANCE		12,571,421
Germany - 5.1%
Aareal Bank AG (a)	12,799	246,949
Allianz AG	18,549	2,067,054
alstria office REIT-AG	5,100	54,349
BASF AG	10,158	836,279
Bayer AG (d)	34,693	2,443,754
Bilfinger Berger AG	1,067	97,589
CompuGROUP Holding AG	3,246	49,975
CTS Eventim AG	4,949	193,203
Daimler AG (Germany)	27,621	1,527,124
Deutsche Boerse AG	9,500	596,484
Deutsche Post AG	46,364	865,411
Fielmann AG	1,079	104,543
Linde AG	12,449	2,130,862
Metro AG	11,300	364,624
RWE AG	27,500	1,182,236
Siemens AG	9,914	920,291
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG sponsored ADR	13,669	$ 1,269,440
Software AG (Bearer)	2,059	71,959
TOTAL GERMANY		15,022,126
Hong Kong - 1.8%
Cheung Kong Holdings Ltd.	44,000	585,256
China Insurance International Holdings Co. Ltd. (a)	220,200	459,208
China Merchant Holdings International Co. Ltd.	156,000	504,675
China Resources Enterprise Ltd.	182,000	661,507
Henderson Land Development Co. Ltd.	36,000	205,087
Hong Kong Exchanges and Clearing Ltd.	60,200	962,902
Hopewell Holdings Ltd.	245,500	659,738
Television Broadcasts Ltd.	118,000	866,903
Vitasoy International Holdings Ltd.	638,000	468,716
TOTAL HONG KONG		5,373,992
India - 2.6%
Apollo Tyres Ltd.	15,339	26,330
Bharti Airtel Ltd.	56,826	335,032
Cipla Ltd.	116,885	692,455
CMC Ltd.	33,530	569,816
Container Corp. of India Ltd.	31,326	531,706
Housing Development Finance Corp. Ltd.	64,511	825,114
Indraprastha Gas Ltd.	99,431	412,526
Infrastructure Development Finance Co. Ltd.	158,914	364,961
Jyothy Laboratories Ltd.	12,069	39,966
Max India Ltd. (a)	141,160	531,377
Piramal Healthcare Ltd.	52,718	438,391
Punjab National Bank	31,273	523,170
Rallis India Ltd.	190,395	410,326
Satyam Computer Services Ltd. (a)	388,621	570,405
Smithkline Beecham Consumer Healthcare Ltd.	13,346	711,255
Tata Power Co. Ltd.	320,086	641,813
TOTAL INDIA		7,624,643
Indonesia - 0.5%
PT Kalbe Farma Tbk	1,866,000	817,219
PT Ramayana Lestari Sentosa Tbk	6,520,000	610,108
TOTAL INDONESIA		1,427,327
Common Stocks - continued
	Shares	Value
Ireland - 0.4%
CRH PLC sponsored ADR	26,700	$ 542,811
James Hardie Industries NV sponsored ADR	16,145	627,233
TOTAL IRELAND		1,170,044
Israel - 0.1%
Azrieli Group	11,596	284,849
Ituran Location & Control Ltd.	4,861	65,332
TOTAL ISRAEL		350,181
Italy - 1.6%
Azimut Holding SpA	9,014	88,541
ENI SpA	108,100	2,402,144
Fiat Industrial SpA (d)	93,328	1,058,803
Interpump Group SpA	45,791	408,566
Intesa Sanpaolo SpA	395,504	598,438
TOTAL ITALY		4,556,492
Japan - 13.5%
Aeon Credit Service Co. Ltd.	37,100	646,781
Air Water, Inc.	80,000	1,008,483
Aozora Bank Ltd.	361,000	925,945
Asahi Co. Ltd.	2,700	53,278
Astellas Pharma, Inc.	31,500	1,277,581
Autobacs Seven Co. Ltd.	11,700	561,556
Azbil Corp.	1,900	40,708
Canon, Inc.	18,900	856,750
Chubu Electric Power Co., Inc.	35,000	573,228
Cosmos Pharmaceutical Corp.	600	33,640
Credit Saison Co. Ltd. (f)	33,300	714,697
Daikoku Denki Co. Ltd.	2,100	30,031
Daikokutenbussan Co. Ltd.	3,800	105,240
Denso Corp.	69,400	2,244,210
Fanuc Corp.	12,300	2,074,531
Fast Retailing Co. Ltd.	2,700	603,401
FCC Co. Ltd.	5,200	106,187
GCA Savvian Group Corp.	39	40,639
Glory Ltd.	2,600	55,919
Goldcrest Co. Ltd.	2,900	49,751
Hitachi Ltd.	158,000	1,006,404
Honda Motor Co. Ltd.	64,000	2,303,452
INPEX Corp.	86	567,851
Itochu Corp.	97,500	1,103,205
Iwatsuka Confectionary Co. Ltd.	700	28,403
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Retail Fund Investment Corp.	494	$ 787,698
Japan Tobacco, Inc.	400	2,216,014
JS Group Corp.	15,600	306,347
JSR Corp.	48,100	949,373
JX Holdings, Inc.	200	1,128
Kamigumi Co. Ltd.	9,000	72,337
Keyence Corp.	4,221	996,324
Kobayashi Pharmaceutical Co. Ltd.	10,600	532,399
Kyoto Kimono Yuzen Co. Ltd.	3,800	46,713
Meiko Network Japan Co. Ltd.	3,700	36,514
Miraial Co. Ltd.	300	5,389
Mitsubishi Corp.	61,500	1,332,909
Mitsui Fudosan Co. Ltd.	34,000	622,811
Nabtesco Corp.	4,500	96,071
Nagaileben Co. Ltd.	3,500	54,071
Nihon M&A Center, Inc.	4,000	114,538
Nihon Parkerizing Co. Ltd.	5,000	74,677
Nikkiso Co. Ltd.	3,000	31,504
Nippon Seiki Co. Ltd.	5,000	63,075
Nippon Telegraph & Telephone Corp.	33,100	1,497,725
Nippon Thompson Co. Ltd.	11,000	60,831
NS Tool Co., Ltd.	800	28,688
Obic Co. Ltd.	2,720	573,349
ORIX Corp.	5,300	506,769
Osaka Securities Exchange Co. Ltd.	16	91,610
OSG Corp.	4,600	72,609
Santen Pharmaceutical Co. Ltd.	19,700	824,476
Seven & i Holdings Co., Ltd.	49,000	1,483,332
Seven Bank Ltd.	305,700	755,356
SHO-BOND Holdings Co. Ltd.	13,900	351,579
Shoei Co. Ltd.	2,900	20,810
SMC Corp.	2,200	367,430
Sumitomo Mitsui Financial Group, Inc.	71,600	2,291,256
Sumitomo Realty & Development Co. Ltd.	29,000	691,599
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	65,072
Toray Industries, Inc.	128,000	984,166
Toyo Suisan Kaisha Ltd.	14,000	359,420
Tsutsumi Jewelry Co. Ltd.	1,000	29,254
Unicharm Corp.	13,100	732,879
USS Co. Ltd.	18,320	1,858,446
Yamato Kogyo Co. Ltd.	23,000	654,509
TOTAL JAPAN		39,652,928
Common Stocks - continued
	Shares	Value
Kenya - 0.2%
Safaricom Ltd.	15,771,929	$ 625,194
Korea (South) - 2.5%
Amorepacific Corp.	744	714,293
BS Financial Group, Inc.	57,630	594,084
Green Cross Holdings Corp.	39,050	445,743
Korea Plant Service & Engineering Co. Ltd.	15,670	577,507
LG Corp.	14,886	758,707
LG Household & Health Care Ltd.	1,806	947,646
MegaStudy Co. Ltd.	5,511	513,978
NHN Corp.	3,028	685,914
NICE Holdings Co. Ltd.	600	26,705
NICE Information Service Co. Ltd.	1,300	29,391
S1 Corp.	13,943	697,073
Samsung Fire & Marine Insurance Co. Ltd.	3,758	718,264
Shinsegae Co. Ltd.	2,576	565,290
Woongjin Coway Co. Ltd.	840	26,907
TOTAL KOREA (SOUTH)		7,301,502
Luxembourg - 0.5%
Brait SA	213,800	669,328
Millicom International Cellular SA (depository receipt)	6,700	711,796
TOTAL LUXEMBOURG		1,381,124
Malaysia - 0.8%
Axiata Group Bhd	626,800	1,100,085
Parkson Holdings Bhd	373,900	643,867
Top Glove Corp. Bhd	359,900	557,902
TOTAL MALAYSIA		2,301,854
Mexico - 1.1%
Bolsa Mexicana de Valores SA de CV	371,800	743,132
Fomento Economico Mexicano SAB de CV sponsored ADR	12,000	975,120
Grupo Modelo SAB de CV Series C	110,056	777,088
Wal-Mart de Mexico SA de CV Series V	250,700	716,797
TOTAL MEXICO		3,212,137
Netherlands - 2.0%
Aalberts Industries NV	5,700	109,450
AEGON NV	81,900	380,994
ASM International NV unit	2,250	79,808
ASML Holding NV	27,800	1,417,522
HeidelbergCement Finance AG (d)	15,100	830,259
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	125,796	$ 887,542
Koninklijke KPN NV	52,607	472,237
Koninklijke Philips Electronics NV	36,300	722,441
QIAGEN NV (a)	3,100	51,863
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,600	979,747
TOTAL NETHERLANDS		5,931,863
Norway - 0.5%
Orkla ASA (A Shares)	91,900	675,161
Telenor ASA	41,911	770,501
TOTAL NORWAY		1,445,662
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	98,935	757,604
Philippines - 0.5%
BDO Unibank, Inc.	451,500	708,865
Jollibee Food Corp.	25,100	66,731
Manila Water Co., Inc.	1,013,200	593,526
TOTAL PHILIPPINES		1,369,122
Poland - 0.1%
Kruk SA (a)	1,521	23,300
Warsaw Stock Exchange	33,538	410,589
TOTAL POLAND		433,889
Portugal - 0.4%
Jeronimo Martins SGPS SA	58,975	1,104,706
Russia - 0.0%
Vozrozhdenie Bank	5,100	96,683
Singapore - 1.4%
Ascendas India Trust	850,000	559,730
Ezra Holdings Ltd. (a)	624,000	509,223
Global Logistic Properties Ltd. (a)	345,000	574,233
Petra Foods Ltd.	186,000	371,203
Singapore Telecommunications Ltd.	270,000	680,645
United Overseas Bank Ltd.	82,746	1,287,004
TOTAL SINGAPORE		3,982,038
South Africa - 2.0%
African Rainbow Minerals Ltd.	11,063	257,444
City Lodge Hotels Ltd.	3,500	38,249
Clicks Group Ltd.	51,285	308,448
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	93,800	$ 991,304
Mr Price Group Ltd.	22,800	308,377
MTN Group Ltd.	71,700	1,252,676
Nampak Ltd.	158,500	457,486
Reunert Ltd.	57,100	528,568
Shoprite Holdings Ltd.	49,100	848,424
Tiger Brands Ltd.	26,600	974,672
TOTAL SOUTH AFRICA		5,965,648
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	169,428	1,143,639
Grifols SA (a)	1,746	43,974
Inditex SA	9,210	828,460
Prosegur Compania de Seguridad SA (Reg.)	9,551	545,445
Red Electrica Corporacion SA	4,043	176,031
Repsol YPF SA	46,058	881,039
TOTAL SPAIN		3,618,588
Sri Lanka - 0.2%
John Keells Holdings Ltd.	314,297	492,506
Sweden - 1.1%
Fagerhult AB	10,100	302,816
H&M Hennes & Mauritz AB (B Shares)	32,386	1,112,663
Intrum Justitia AB	7,600	115,344
Svenska Handelsbanken AB (A Shares)	30,000	972,213
Swedish Match Co. AB	18,950	770,322
TOTAL SWEDEN		3,273,358
Switzerland - 7.0%
Bank Sarasin & Cie AG Series B (Reg.)	1,877	57,910
Nestle SA	116,298	7,124,865
Roche Holding AG (participation certificate)	35,489	6,483,473
Schindler Holding AG:
(participation certificate)	3,536	457,414
(Reg.)	820	104,810
Swatch Group AG (Bearer)	2,730	1,259,190
Syngenta AG (Switzerland)	4,095	1,436,179
Transocean Ltd. (Switzerland)	8,303	414,441
UBS AG (NY Shares)	116,646	1,442,911
Zehnder Group AG	447	32,877
Zurich Financial Services AG	7,550	1,846,840
TOTAL SWITZERLAND		20,660,910
Common Stocks - continued
	Shares	Value
Taiwan - 3.0%
Chinatrust Financial Holding Co. Ltd.	24,033	$ 15,374
Chroma ATE, Inc.	245,116	559,929
CTCI Corp.	359,000	694,481
Delta Electronics, Inc.	182,000	541,849
Giant Manufacturing Co. Ltd.	93,000	468,908
Pacific Hospital Supply Co. Ltd.	241,000	731,555
Powertech Technology, Inc.	293,000	498,969
SIMPLO Technology Co. Ltd.	60,000	463,042
St. Shine Optical Co. Ltd.	39,000	453,473
Ta Chong Bank (a)	1,427,000	553,082
Taiwan Hon Chuan Enterprise Co. Ltd.	239,000	537,760
Taiwan Mobile Co. Ltd.	266,000	859,448
Taiwan Semiconductor Manufacturing Co. Ltd.	412,035	1,220,060
Unified-President Enterprises Corp.	779,000	1,214,390
TOTAL TAIWAN		8,812,320
Thailand - 0.0%
Thai Re Insurance PCL NVDR	410,666	54,212
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S	57,494	60,864
Anadolu Efes Biracilik ve Malt Sanayii A/S	70,000	986,056
Boyner Buyuk Magazacilik A/S (a)	36,049	72,426
Coca-Cola Icecek A/S	39,789	559,356
Enka Insaat ve Sanayi A/S	186,000	582,242
Tupras-Turkiye Petrol Rafinerileri A/S	10,313	215,417
Turkiye Garanti Bankasi A/S	148,500	545,993
TOTAL TURKEY		3,022,354
United Arab Emirates - 0.2%
First Gulf Bank PJSC	214,355	525,244
United Kingdom - 18.1%
Aegis Group PLC	205,949	594,008
AMEC PLC	4,459	82,145
Anglo American PLC (United Kingdom)	18,500	711,048
Babcock International Group PLC	45,000	606,958
Barclays PLC	350,078	1,239,551
Bellway PLC	6,028	77,049
BG Group PLC	108,077	2,544,464
BHP Billiton PLC ADR	43,000	2,767,480
BP PLC sponsored ADR	84,387	3,663,240
British American Tobacco PLC (United Kingdom)	20,853	1,069,673
British Land Co. PLC	55,600	441,656
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	17,300	$ 107,320
Bunzl PLC	46,958	779,705
Centrica PLC	199,475	993,644
Compass Group PLC	115,900	1,211,475
Dechra Pharmaceuticals PLC	8,600	64,419
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	2,580	6,575
Derwent London PLC	2,000	56,549
GlaxoSmithKline PLC sponsored ADR	100,415	4,642,185
Great Portland Estates PLC	15,772	92,184
H&T Group PLC	5,664	26,660
HSBC Holdings PLC sponsored ADR	59,194	2,673,793
Imperial Tobacco Group PLC	24,691	987,472
InterContinental Hotel Group PLC ADR	42,690	1,019,437
International Power PLC	129,550	876,837
Johnson Matthey PLC	24,292	912,372
Meggitt PLC	25,298	167,735
National Grid PLC	216,797	2,341,378
Next PLC	10,700	508,684
Persimmon PLC	5,337	54,444
Prudential PLC	102,637	1,258,065
Pz Cussons PLC Class L	130,119	701,805
Reckitt Benckiser Group PLC	19,151	1,114,983
Reed Elsevier PLC	89,697	742,339
Rolls-Royce Group PLC	67,452	901,579
Rotork PLC	17,203	616,243
Royal Dutch Shell PLC Class A sponsored ADR	88,549	6,334,795
SABMiller PLC	29,463	1,237,857
Scottish & Southern Energy PLC	43,168	925,572
Serco Group PLC	69,757	614,233
Shaftesbury PLC	40,237	334,054
Spectris PLC	3,270	100,100
Spirax-Sarco Engineering PLC	5,004	187,293
Standard Chartered PLC (United Kingdom)	67,746	1,655,976
Ted Baker PLC	4,875	71,629
Ultra Electronics Holdings PLC	3,500	95,666
Unite Group PLC	104,702	331,811
Victrex PLC	14,418	339,795
Vodafone Group PLC	35,600	98,552
Vodafone Group PLC sponsored ADR	151,147	4,206,421
TOTAL UNITED KINGDOM		53,188,908
Common Stocks - continued
	Shares	Value
United States of America - 5.2%
Allergan, Inc.	4,500	$ 432,000
Amazon.com, Inc. (a)	2,499	579,518
ANSYS, Inc. (a)	500	33,535
Autoliv, Inc.	16,210	1,017,015
Berkshire Hathaway, Inc. Class B (a)	11,945	960,975
BorgWarner, Inc. (a)	5,847	462,147
Broadridge Financial Solutions, Inc.	1,690	39,225
CME Group, Inc.	1,200	318,984
Cymer, Inc. (a)	9,671	501,345
Dril-Quip, Inc. (a)	1,210	81,542
Evercore Partners, Inc. Class A	1,860	49,160
FMC Technologies, Inc. (a)	7,600	357,200
Freeport-McMoRan Copper & Gold, Inc.	5,300	202,990
Greenhill & Co., Inc.	1,170	45,455
JPMorgan Chase & Co.	8,798	378,138
Kansas City Southern	1,720	132,474
Lam Research Corp. (a)	5,608	233,573
Martin Marietta Materials, Inc.	2,990	247,811
MasterCard, Inc. Class A	3,609	1,632,242
Mead Johnson Nutrition Co. Class A	14,100	1,206,396
Mohawk Industries, Inc. (a)	9,420	631,328
National Oilwell Varco, Inc.	5,400	409,104
Oceaneering International, Inc.	1,680	86,738
Philip Morris International, Inc.	18,500	1,655,935
PriceSmart, Inc.	6,850	565,399
ResMed, Inc. (a)	15,440	525,114
Solera Holdings, Inc.	7,002	314,670
SS&C Technologies Holdings, Inc. (a)	1,954	46,447
Union Pacific Corp.	8,900	1,000,716
Visa, Inc. Class A	10,001	1,229,923
TOTAL UNITED STATES OF AMERICA		15,377,099
TOTAL COMMON STOCKS (Cost $282,668,262)		288,182,142
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Hugo Boss AG (non-vtg.)	5,187	578,919
ProSiebenSat.1 Media AG	23,100	586,520
Volkswagen AG	2,934	555,805
TOTAL GERMANY		1,721,244
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	7,149,912	$ 11,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,590,679)		1,732,849
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	4,858,519	4,858,519
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,835,925	8,835,925
TOTAL MONEY MARKET FUNDS (Cost $13,694,444)		13,694,444
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $297,953,385)		303,609,435
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(10,176,573)
NET ASSETS - 100%		$ 293,432,862
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,234 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,107
Fidelity Securities Lending Cash Central Fund	69,556
Total	$ 72,663
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,759,122	$ 25,059,856	$ 8,699,266	$ -
Consumer Staples	43,271,466	35,730,719	7,540,747	-
Energy	21,685,106	18,713,983	2,971,123	-
Financials	58,627,780	46,184,155	12,414,234	29,391
Health Care	31,451,515	25,260,485	6,191,030	-
Industrials	34,540,810	26,861,084	7,679,726	-
Information Technology	17,345,031	12,646,047	4,698,984	-
Materials	21,525,144	16,352,685	5,172,459	-
Telecommunication Services	15,658,170	14,061,893	1,596,277	-
Utilities	12,050,847	9,136,241	2,914,606	-
Money Market Funds	13,694,444	13,694,444	-	-
Total Investments in Securities:	$ 303,609,435	$ 243,701,592	$ 59,878,452	$ 29,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	142
Cost of Purchases	29,249
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,391
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 142

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,227,848) - See accompanying schedule: Unaffiliated issuers (cost $284,258,941)	$ 289,914,991
Fidelity Central Funds (cost $13,694,444)	13,694,444
Total Investments (cost $297,953,385)		$ 303,609,435
Foreign currency held at value (cost $67,294)		67,371
Receivable for investments sold		3,911,257
Receivable for fund shares sold		120,414
Dividends receivable		1,426,518
Distributions receivable from Fidelity Central Funds		40,151
Prepaid expenses		172
Other receivables		44,504
Total assets		309,219,822

Liabilities
Payable to custodian bank	$ 864,326
Payable for investments purchased Regular delivery	5,029,099
Delayed delivery	51,631
Payable for fund shares redeemed	596,892
Accrued management fee	210,707
Distribution and service plan fees payable	3,998
Other affiliated payables	48,068
Other payables and accrued expenses	146,314
Collateral on securities loaned, at value	8,835,925
Total liabilities		15,786,960

Net Assets		$ 293,432,862
Net Assets consist of:
Paid in capital		$ 310,960,255
Undistributed net investment income		2,135,737
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,337,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,674,436
Net Assets		$ 293,432,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,426,909 ÷ 776,264 shares)	$ 6.99

Maximum offering price per share (100/94.25 of $6.99)	$ 7.42
Class T: Net Asset Value and redemption price per share ($1,242,280 ÷ 176,067 shares)	$ 7.06

Maximum offering price per share (100/96.50 of $7.06)	$ 7.32
Class B: Net Asset Value and offering price per share ($261,048 ÷ 37,117 shares)A	$ 7.03

Class C: Net Asset Value and offering price per share ($2,647,489 ÷ 377,021 shares)A	$ 7.02

Total International Equity: Net Asset Value, offering price and redemption price per share ($283,659,991 ÷ 40,577,948 shares)	$ 6.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($195,145 ÷ 27,984 shares)	$ 6.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,104,104
Interest		127
Income from Fidelity Central Funds		72,663
Income before foreign taxes withheld		4,176,894
Less foreign taxes withheld		(333,339)
Total income		3,843,555

Expenses
Management fee Basic fee	$ 848,954
Performance adjustment	22,514
Transfer agent fees	194,229
Distribution and service plan fees	19,711
Accounting and security lending fees	62,257
Custodian fees and expenses	243,854
Independent trustees' compensation	618
Registration fees	115,226
Audit	45,205
Legal	369
Interest	212
Miscellaneous	864
Total expenses before reductions	1,554,013
Expense reductions	(160,537)	1,393,476
Net investment income (loss)		2,450,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,046,867
Foreign currency transactions	(190,067)
Total net realized gain (loss)		8,856,800
Change in net unrealized appreciation (depreciation) on: Investment securities	10,900,204
Assets and liabilities in foreign currencies	10,439
Total change in net unrealized appreciation (depreciation)		10,910,643
Net gain (loss)		19,767,443
Net increase (decrease) in net assets resulting from operations		$ 22,217,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450,079	$ 1,864,848
Net realized gain (loss)	8,856,800	(8,998,027)
Change in net unrealized appreciation (depreciation)	10,910,643	(8,597,909)
Net increase (decrease) in net assets resulting from operations	22,217,522	(15,731,088)
Distributions to shareholders from net investment income	(1,867,191)	(953,041)
Distributions to shareholders from net realized gain	-	(220,294)
Total distributions	(1,867,191)	(1,173,335)
Share transactions - net increase (decrease)	134,590,782	86,742,563
Redemption fees	2,189	14,195
Total increase (decrease) in net assets	154,943,302	69,852,335

Net Assets
Beginning of period	138,489,560	68,637,225
End of period (including undistributed net investment income of $2,135,737 and undistributed net investment income of $1,552,849, respectively)	$ 293,432,862	$ 138,489,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.11	.08	.06	.11
Net realized and unrealized gain (loss)	.34	(.69)	.95	1.55	(5.21)
Total from investment operations	.40	(.58)	1.03	1.61	(5.10)
Distributions from net investment income	(.08)	(.09)	(.04)	(.11)	-
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.08)	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Total ReturnB,C,D	6.03%	(8.03)%	16.17%	33.87%	(51.00)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.67%A	1.73%	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40%A	1.42%	1.47%	1.47%	1.48%
Net investment income (loss)	1.81%A	1.44%	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,427	$ 4,307	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.73	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06	.04	.09
Net realized and unrealized gain (loss)	.34	(.68)	.95	1.57	(5.21)
Total from investment operations	.39	(.59)	1.01	1.61	(5.12)
Distributions from net investment income	(.06)	(.07)	-	(.09)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.06)	(.09)	-	(.09)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.06	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Total ReturnB,C,D	5.87%	(8.08)%	15.78%	33.74%	(51.20)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	2.02%	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65%A	1.67%	1.72%	1.72%	1.73%
Net investment income (loss)	1.56%A	1.19%	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242	$ 997	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.33	(.68)	.95	1.56	(5.19)
Total from investment operations	.37	(.63)	.98	1.58	(5.14)
Distributions from net investment income	(.02)	(.04)	-	(.05)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.02)	(.06)	-	(.05)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.03	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Total ReturnB,C,D	5.55%	(8.66)%	15.34%	32.95%	(51.40)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.43%A	2.51%	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15%A	2.17%	2.22%	2.22%	2.24%
Net investment income (loss)	1.06%A	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 261	$ 254	$ 327	$ 1,337	$ 2,505
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.33	(.69)	.94	1.56	(5.19)
Total from investment operations	.37	(.64)	.97	1.58	(5.14)
Distributions from net investment income	(.02)	(.03)	-	(.05)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.02)	(.05)	-	(.05)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.02	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Total ReturnB,C,D	5.62%	(8.72)%	15.18%	33.10%	(51.40)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.42%A	2.51%	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15%A	2.17%	2.22%	2.22%	2.23%
Net investment income (loss)	1.07%A	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,647	$ 1,396	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.12	.09	.07	.13
Net realized and unrealized gain (loss)	.33	(.68)	.96	1.55	(5.21)
Total from investment operations	.40	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.10)	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capitalD,I	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Total ReturnB,C	6.02%	(7.70)%	16.45%	34.23%	(50.87)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.28%A	1.42%	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%A	1.17%	1.22%	1.22%	1.23%
Net investment income (loss)	2.06%A	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,660	$ 131,338	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rateF	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.12	.10	.07	.13
Net realized and unrealized gain (loss)	.33	(.68)	.95	1.55	(5.21)
Total from investment operations	.40	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.10)	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capitalD,I	-	-	-	-	-
Net asset value, end of period	$ 6.97	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Total ReturnB,C	6.04%	(7.72)%	16.48%	34.23%	(50.87)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.45%A	1.48%	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%A	1.17%	1.23%	1.22%	1.23%
Net investment income (loss)	2.06%A	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195	$ 197	$ 28	$ 1,308	$ 2,733
Portfolio turnover rateF	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,000,037
Gross unrealized depreciation	(13,069,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,930,655

Tax cost	$ 298,678,780

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (8,618,744)
2017	(15,708,944)
2019	(8,856,044)
Total with expiration	$ (33,183,732)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,934,540 and $184,958,483, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,660	$ 494
Class T	.25%	.25%	2,686	44
Class B	.75%	.25%	1,267	959
Class C	.75%	.25%	10,098	1,257
			$ 19,711	$ 2,754

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,028
Class T	1,195
Class B*	72
Class C*	89
$ 3,384

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,677.29
Class T	1,735.32
Class B	381.30
Class C	3,062.30
Total International Equity	182,063.16
Institutional Class	311.31
	$ 194,229

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,441 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,692,667.38%		$ 212

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $316 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69,556. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 5,112
Class T	1.70%	1,360
Class B	2.20%	299
Class C	2.20%	2,231
Total International Equity	1.20%	91,624
Institutional Class	1.20%	250
		$ 100,876

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,661 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 48,328	$ 61,018
Class T	9,062	9,414
Class B	714	1,488
Class C	4,730	6,263
Total International Equity	1,801,470	873,280
Institutional Class	2,887	1,578
Total	$ 1,867,191	$ 953,041
From net realized gain
Class A	$ -	$ 16,196
Class T	-	3,213
Class B	-	1,016
Class C	-	4,485
Total International Equity	-	195,026
Institutional Class	-	358
Total	$ -	$ 220,294

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	270,467	231,083	$ 1,856,066	$ 1,708,687
Reinvestment of distributions	7,157	10,039	46,236	74,076
Shares redeemed	(146,636)	(279,366)	(966,836)	(2,035,449)
Net increase (decrease)	130,988	(38,244)	$ 935,466	$ (252,686)
Class T
Shares sold	49,215	37,121	$ 332,471	$ 276,509
Reinvestment of distributions	1,377	1,678	8,993	12,524
Shares redeemed	(22,700)	(25,970)	(148,048)	(191,826)
Net increase (decrease)	27,892	12,829	$ 193,416	$ 97,207
Class B
Shares sold	4,140	3,282	$ 27,486	$ 24,631
Reinvestment of distributions	108	331	705	2,469
Shares redeemed	(5,188)	(9,973)	(34,061)	(73,676)
Net increase (decrease)	(940)	(6,360)	$ (5,870)	$ (46,576)
Class C
Shares sold	212,570	66,879	$ 1,414,506	$ 498,161
Reinvestment of distributions	710	1,425	4,622	10,610
Shares redeemed	(45,353)	(52,554)	(305,759)	(388,669)
Net increase (decrease)	167,927	15,750	$ 1,113,369	$ 120,102
Total International Equity
Shares sold	29,693,818	16,784,298	$ 190,598,309	$ 125,543,898
Reinvestment of distributions	266,160	135,624	1,719,395	1,000,533
Shares redeemed	(9,027,432)	(5,532,363)	(59,951,071)	(39,913,646)
Net increase (decrease)	20,932,546	11,387,559	$ 132,366,633	$ 86,630,785
Institutional Class
Shares sold	6,631	26,909	$ 43,801	$ 202,383
Reinvestment of distributions	448	263	2,887	1,936
Shares redeemed	(8,672)	(1,422)	(58,920)	(10,588)
Net increase (decrease)	(1,593)	25,750	$ (12,232)	$ 193,731

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ATIEI-USAN-0612
1.853359.104

Fidelity®

Total International Equity Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	23	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	33	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,060.30	$ 7.43
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,058.70	$ 8.70
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,055.50	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,056.20	$ 11.25
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Total International Equity	1.20%
Actual		$ 1,000.00	$ 1,060.20	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,060.40	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.1%
Japan 13.5%
Switzerland 7.0%
United States of America 6.4%
Germany 5.7%
Australia 4.4%
France 4.3%
Taiwan 3.0%
India 2.6%
Other 35.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.1%
Japan 11.7%
United States of America 9.0%
Switzerland 6.6%
Germany 5.9%
France 4.9%
Australia 4.3%
Korea (South) 4.2%
Brazil 4.1%
Other 31.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	96.7
Short-Term Investments and Net Other Assets (Liabilities)	1.2	3.3
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.4	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	1.8
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	2.2
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.6	1.6
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
Sanofi SA (France, Pharmaceuticals)	1.4	1.1
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.1
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.0	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.0	1.1
Commonwealth Bank of Australia (Australia, Commercial Banks)	1.0	1.1
	15.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	18.2
Consumer Staples	14.7	12.9
Industrials	11.7	9.9
Consumer Discretionary	11.6	9.9
Health Care	10.6	8.0
Energy	7.6	10.0
Materials	7.4	10.6
Information Technology	6.0	6.8
Telecommunication Services	5.4	6.7
Utilities	4.0	3.7

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 4.4%
Australia & New Zealand Banking Group Ltd.	117,811	$ 2,934,747
Coca-Cola Amatil Ltd.	49,234	638,616
Commonwealth Bank of Australia	53,487	2,896,051
CSL Ltd.	34,287	1,309,565
Newcrest Mining Ltd.	23,905	655,013
Origin Energy Ltd.	35,476	490,098
Ramsay Health Care Ltd.	1,506	31,428
Sydney Airport unit	321,687	975,285
Telstra Corp. Ltd.	236,280	871,436
Transurban Group unit	49,782	304,450
Westfield Group unit	114,582	1,103,046
WorleyParsons Ltd.	26,140	769,359
TOTAL AUSTRALIA		12,979,094
Austria - 0.4%
Andritz AG	17,558	919,039
Zumtobel AG	19,837	273,106
TOTAL AUSTRIA		1,192,145
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	123,894	450,045
Bailiwick of Jersey - 0.8%
Atrium European Real Estate Ltd.	106,713	519,861
Informa PLC	51,037	343,447
Randgold Resources Ltd. sponsored ADR	6,660	593,739
Wolseley PLC	23,139	879,958
TOTAL BAILIWICK OF JERSEY		2,337,005
Belgium - 1.3%
Anheuser-Busch InBev SA NV (d)	40,471	2,917,187
Gimv NV	1,420	69,590
Umicore SA	17,321	939,996
TOTAL BELGIUM		3,926,773
Bermuda - 2.2%
ARA Asset Management Ltd. (e)	451,000	553,888
Cafe de Coral Holdings Ltd.	212,000	582,008
Cheung Kong Infrastructure Holdings Ltd.	124,000	735,979
Lazard Ltd. Class A	8,770	241,263
Li & Fung Ltd.	386,000	825,865
Pacific Basin Shipping Ltd.	1,076,000	565,830
Texwinca Holdings Ltd.	558,000	683,237
Common Stocks - continued
	Shares	Value
Bermuda - continued
Trinity Ltd.	342,000	$ 286,078
Vtech Holdings Ltd.	59,800	670,555
Wilson Sons Ltd. unit	41,700	623,482
Yue Yuen Industrial (Holdings) Ltd.	206,000	690,326
TOTAL BERMUDA		6,458,511
Brazil - 2.0%
Arezzo Industria e Comercio SA	16,600	261,260
Banco ABC Brasil SA	7,900	49,319
Banco Bradesco SA	70,400	956,567
Banco Pine SA	7,106	48,650
BM&F Bovespa SA	57,900	325,624
Braskem SA Class A sponsored ADR	15,990	235,053
Cetip SA	15,000	231,120
Duratex SA	100,200	588,747
Fleury SA	42,500	547,596
Iguatemi Empresa de Shopping Centers SA	10,000	219,710
Itau Unibanco Banco Multiplo SA sponsored ADR	15,570	244,293
LPS Brasil Consultoria de Imoveis SA	20,800	359,006
Multiplan Empreendimentos Imobiliarios SA	16,200	382,446
Oi SA	113,616	768,308
T4F Entretenimento SA	3,600	32,900
Tractebel Energia SA	43,800	754,836
TOTAL BRAZIL		6,005,435
British Virgin Islands - 0.0%
Gem Diamonds Ltd. (a)	7,800	32,790
Canada - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	8,740	349,158
Copper Mountain Mining Corp. (a)	6,600	28,665
Eldorado Gold Corp.	3,300	46,773
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,255	514,566
First Quantum Minerals Ltd.	9,785	203,278
Goldcorp, Inc.	11,594	444,041
Open Text Corp. (a)	4,350	243,891
Painted Pony Petroleum Ltd. Class A (a)	3,400	27,434
Petrominerales Ltd.	1,725	25,235
TAG Oil Ltd. (a)	3,200	34,017
Tuscany International Drilling, Inc. (a)	29,600	20,977
Tuscany International Drilling, Inc. (a)(e)	1,900	1,346
TOTAL CANADA		1,939,381
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	3,900	$ 517,530
Boer Power Holdings Ltd.	1,129,000	407,442
China Lilang Ltd.	19,000	17,558
Haitian International Holdings Ltd.	351,000	403,992
Mindray Medical International Ltd. sponsored ADR (d)	22,200	727,272
Minth Group Ltd.	558,000	706,971
NVC Lighting Holdings Ltd.	681,000	247,520
Perfect World Co. Ltd. sponsored ADR Class B	45,600	556,776
Samson Holding Ltd.	3,679,000	488,406
Sands China Ltd.	244,800	962,332
SITC International Holdings Co. Ltd.	1,461,000	442,519
Vantage Drilling Co. (a)	15,200	24,016
TOTAL CAYMAN ISLANDS		5,502,334
Chile - 1.9%
Compania Cervecerias Unidas SA sponsored ADR	6,500	465,530
Embotelladora Andina SA sponsored ADR	17,300	562,250
Empresa Nacional de Telecomunicaciones SA (ENTEL)	32,442	642,888
Inversiones Aguas Metropolitanas SA	580,814	1,023,698
Isapre CruzBlanca SA	583,589	638,808
Parque Arauco SA	368,291	715,552
Quinenco SA	341,147	1,054,947
Sociedad Matriz SAAM SA (a)	3,284,500	392,705
TOTAL CHILE		5,496,378
China - 0.6%
China BlueChemical Ltd. (H Shares)	592,000	423,476
China Communications Services Corp. Ltd. (H Shares)	1,488,000	765,226
China Oilfield Services Ltd. (H Shares)	310,000	502,639
TOTAL CHINA		1,691,341
Colombia - 0.5%
BanColombia SA sponsored ADR	10,300	698,649
Bolsa de Valores de Colombia	32,883,815	636,264
TOTAL COLOMBIA		1,334,913
Curacao - 0.2%
Schlumberger Ltd.	6,500	481,910
Denmark - 1.0%
Novo Nordisk A/S Series B sponsored ADR	15,200	2,234,704
William Demant Holding A/S (a)	8,710	822,225
TOTAL DENMARK		3,056,929
Common Stocks - continued
	Shares	Value
Egypt - 0.3%
Commercial International Bank Ltd.	185,900	$ 794,002
Finland - 0.6%
Nokian Tyres PLC	25,202	1,195,375
Outotec Oyj	11,612	624,102
TOTAL FINLAND		1,819,477
France - 4.3%
Alstom SA	19,001	678,642
Atos Origin SA	14,776	951,715
BNP Paribas SA	31,751	1,275,670
Danone SA	18,380	1,293,216
Euler Hermes SA	5,132	363,533
GDF Suez (d)	35,600	819,543
Laurent-Perrier Group	859	86,696
Pernod Ricard SA	6,700	695,454
PPR SA (d)	4,800	802,858
Remy Cointreau SA	5,452	607,629
Safran SA	14,114	523,155
Saft Groupe SA	1,929	53,217
Sanofi SA	52,409	4,003,398
Societe Generale Series A	12,600	297,903
Vetoquinol SA	1,000	31,334
Virbac SA	520	87,458
TOTAL FRANCE		12,571,421
Germany - 5.1%
Aareal Bank AG (a)	12,799	246,949
Allianz AG	18,549	2,067,054
alstria office REIT-AG	5,100	54,349
BASF AG	10,158	836,279
Bayer AG (d)	34,693	2,443,754
Bilfinger Berger AG	1,067	97,589
CompuGROUP Holding AG	3,246	49,975
CTS Eventim AG	4,949	193,203
Daimler AG (Germany)	27,621	1,527,124
Deutsche Boerse AG	9,500	596,484
Deutsche Post AG	46,364	865,411
Fielmann AG	1,079	104,543
Linde AG	12,449	2,130,862
Metro AG	11,300	364,624
RWE AG	27,500	1,182,236
Siemens AG	9,914	920,291
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG sponsored ADR	13,669	$ 1,269,440
Software AG (Bearer)	2,059	71,959
TOTAL GERMANY		15,022,126
Hong Kong - 1.8%
Cheung Kong Holdings Ltd.	44,000	585,256
China Insurance International Holdings Co. Ltd. (a)	220,200	459,208
China Merchant Holdings International Co. Ltd.	156,000	504,675
China Resources Enterprise Ltd.	182,000	661,507
Henderson Land Development Co. Ltd.	36,000	205,087
Hong Kong Exchanges and Clearing Ltd.	60,200	962,902
Hopewell Holdings Ltd.	245,500	659,738
Television Broadcasts Ltd.	118,000	866,903
Vitasoy International Holdings Ltd.	638,000	468,716
TOTAL HONG KONG		5,373,992
India - 2.6%
Apollo Tyres Ltd.	15,339	26,330
Bharti Airtel Ltd.	56,826	335,032
Cipla Ltd.	116,885	692,455
CMC Ltd.	33,530	569,816
Container Corp. of India Ltd.	31,326	531,706
Housing Development Finance Corp. Ltd.	64,511	825,114
Indraprastha Gas Ltd.	99,431	412,526
Infrastructure Development Finance Co. Ltd.	158,914	364,961
Jyothy Laboratories Ltd.	12,069	39,966
Max India Ltd. (a)	141,160	531,377
Piramal Healthcare Ltd.	52,718	438,391
Punjab National Bank	31,273	523,170
Rallis India Ltd.	190,395	410,326
Satyam Computer Services Ltd. (a)	388,621	570,405
Smithkline Beecham Consumer Healthcare Ltd.	13,346	711,255
Tata Power Co. Ltd.	320,086	641,813
TOTAL INDIA		7,624,643
Indonesia - 0.5%
PT Kalbe Farma Tbk	1,866,000	817,219
PT Ramayana Lestari Sentosa Tbk	6,520,000	610,108
TOTAL INDONESIA		1,427,327
Common Stocks - continued
	Shares	Value
Ireland - 0.4%
CRH PLC sponsored ADR	26,700	$ 542,811
James Hardie Industries NV sponsored ADR	16,145	627,233
TOTAL IRELAND		1,170,044
Israel - 0.1%
Azrieli Group	11,596	284,849
Ituran Location & Control Ltd.	4,861	65,332
TOTAL ISRAEL		350,181
Italy - 1.6%
Azimut Holding SpA	9,014	88,541
ENI SpA	108,100	2,402,144
Fiat Industrial SpA (d)	93,328	1,058,803
Interpump Group SpA	45,791	408,566
Intesa Sanpaolo SpA	395,504	598,438
TOTAL ITALY		4,556,492
Japan - 13.5%
Aeon Credit Service Co. Ltd.	37,100	646,781
Air Water, Inc.	80,000	1,008,483
Aozora Bank Ltd.	361,000	925,945
Asahi Co. Ltd.	2,700	53,278
Astellas Pharma, Inc.	31,500	1,277,581
Autobacs Seven Co. Ltd.	11,700	561,556
Azbil Corp.	1,900	40,708
Canon, Inc.	18,900	856,750
Chubu Electric Power Co., Inc.	35,000	573,228
Cosmos Pharmaceutical Corp.	600	33,640
Credit Saison Co. Ltd. (f)	33,300	714,697
Daikoku Denki Co. Ltd.	2,100	30,031
Daikokutenbussan Co. Ltd.	3,800	105,240
Denso Corp.	69,400	2,244,210
Fanuc Corp.	12,300	2,074,531
Fast Retailing Co. Ltd.	2,700	603,401
FCC Co. Ltd.	5,200	106,187
GCA Savvian Group Corp.	39	40,639
Glory Ltd.	2,600	55,919
Goldcrest Co. Ltd.	2,900	49,751
Hitachi Ltd.	158,000	1,006,404
Honda Motor Co. Ltd.	64,000	2,303,452
INPEX Corp.	86	567,851
Itochu Corp.	97,500	1,103,205
Iwatsuka Confectionary Co. Ltd.	700	28,403
Common Stocks - continued
	Shares	Value
Japan - continued
Japan Retail Fund Investment Corp.	494	$ 787,698
Japan Tobacco, Inc.	400	2,216,014
JS Group Corp.	15,600	306,347
JSR Corp.	48,100	949,373
JX Holdings, Inc.	200	1,128
Kamigumi Co. Ltd.	9,000	72,337
Keyence Corp.	4,221	996,324
Kobayashi Pharmaceutical Co. Ltd.	10,600	532,399
Kyoto Kimono Yuzen Co. Ltd.	3,800	46,713
Meiko Network Japan Co. Ltd.	3,700	36,514
Miraial Co. Ltd.	300	5,389
Mitsubishi Corp.	61,500	1,332,909
Mitsui Fudosan Co. Ltd.	34,000	622,811
Nabtesco Corp.	4,500	96,071
Nagaileben Co. Ltd.	3,500	54,071
Nihon M&A Center, Inc.	4,000	114,538
Nihon Parkerizing Co. Ltd.	5,000	74,677
Nikkiso Co. Ltd.	3,000	31,504
Nippon Seiki Co. Ltd.	5,000	63,075
Nippon Telegraph & Telephone Corp.	33,100	1,497,725
Nippon Thompson Co. Ltd.	11,000	60,831
NS Tool Co., Ltd.	800	28,688
Obic Co. Ltd.	2,720	573,349
ORIX Corp.	5,300	506,769
Osaka Securities Exchange Co. Ltd.	16	91,610
OSG Corp.	4,600	72,609
Santen Pharmaceutical Co. Ltd.	19,700	824,476
Seven & i Holdings Co., Ltd.	49,000	1,483,332
Seven Bank Ltd.	305,700	755,356
SHO-BOND Holdings Co. Ltd.	13,900	351,579
Shoei Co. Ltd.	2,900	20,810
SMC Corp.	2,200	367,430
Sumitomo Mitsui Financial Group, Inc.	71,600	2,291,256
Sumitomo Realty & Development Co. Ltd.	29,000	691,599
The Nippon Synthetic Chemical Industry Co. Ltd.	11,000	65,072
Toray Industries, Inc.	128,000	984,166
Toyo Suisan Kaisha Ltd.	14,000	359,420
Tsutsumi Jewelry Co. Ltd.	1,000	29,254
Unicharm Corp.	13,100	732,879
USS Co. Ltd.	18,320	1,858,446
Yamato Kogyo Co. Ltd.	23,000	654,509
TOTAL JAPAN		39,652,928
Common Stocks - continued
	Shares	Value
Kenya - 0.2%
Safaricom Ltd.	15,771,929	$ 625,194
Korea (South) - 2.5%
Amorepacific Corp.	744	714,293
BS Financial Group, Inc.	57,630	594,084
Green Cross Holdings Corp.	39,050	445,743
Korea Plant Service & Engineering Co. Ltd.	15,670	577,507
LG Corp.	14,886	758,707
LG Household & Health Care Ltd.	1,806	947,646
MegaStudy Co. Ltd.	5,511	513,978
NHN Corp.	3,028	685,914
NICE Holdings Co. Ltd.	600	26,705
NICE Information Service Co. Ltd.	1,300	29,391
S1 Corp.	13,943	697,073
Samsung Fire & Marine Insurance Co. Ltd.	3,758	718,264
Shinsegae Co. Ltd.	2,576	565,290
Woongjin Coway Co. Ltd.	840	26,907
TOTAL KOREA (SOUTH)		7,301,502
Luxembourg - 0.5%
Brait SA	213,800	669,328
Millicom International Cellular SA (depository receipt)	6,700	711,796
TOTAL LUXEMBOURG		1,381,124
Malaysia - 0.8%
Axiata Group Bhd	626,800	1,100,085
Parkson Holdings Bhd	373,900	643,867
Top Glove Corp. Bhd	359,900	557,902
TOTAL MALAYSIA		2,301,854
Mexico - 1.1%
Bolsa Mexicana de Valores SA de CV	371,800	743,132
Fomento Economico Mexicano SAB de CV sponsored ADR	12,000	975,120
Grupo Modelo SAB de CV Series C	110,056	777,088
Wal-Mart de Mexico SA de CV Series V	250,700	716,797
TOTAL MEXICO		3,212,137
Netherlands - 2.0%
Aalberts Industries NV	5,700	109,450
AEGON NV	81,900	380,994
ASM International NV unit	2,250	79,808
ASML Holding NV	27,800	1,417,522
HeidelbergCement Finance AG (d)	15,100	830,259
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) (a)	125,796	$ 887,542
Koninklijke KPN NV	52,607	472,237
Koninklijke Philips Electronics NV	36,300	722,441
QIAGEN NV (a)	3,100	51,863
Unilever NV (Certificaten Van Aandelen) (Bearer)	28,600	979,747
TOTAL NETHERLANDS		5,931,863
Norway - 0.5%
Orkla ASA (A Shares)	91,900	675,161
Telenor ASA	41,911	770,501
TOTAL NORWAY		1,445,662
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	98,935	757,604
Philippines - 0.5%
BDO Unibank, Inc.	451,500	708,865
Jollibee Food Corp.	25,100	66,731
Manila Water Co., Inc.	1,013,200	593,526
TOTAL PHILIPPINES		1,369,122
Poland - 0.1%
Kruk SA (a)	1,521	23,300
Warsaw Stock Exchange	33,538	410,589
TOTAL POLAND		433,889
Portugal - 0.4%
Jeronimo Martins SGPS SA	58,975	1,104,706
Russia - 0.0%
Vozrozhdenie Bank	5,100	96,683
Singapore - 1.4%
Ascendas India Trust	850,000	559,730
Ezra Holdings Ltd. (a)	624,000	509,223
Global Logistic Properties Ltd. (a)	345,000	574,233
Petra Foods Ltd.	186,000	371,203
Singapore Telecommunications Ltd.	270,000	680,645
United Overseas Bank Ltd.	82,746	1,287,004
TOTAL SINGAPORE		3,982,038
South Africa - 2.0%
African Rainbow Minerals Ltd.	11,063	257,444
City Lodge Hotels Ltd.	3,500	38,249
Clicks Group Ltd.	51,285	308,448
Common Stocks - continued
	Shares	Value
South Africa - continued
JSE Ltd.	93,800	$ 991,304
Mr Price Group Ltd.	22,800	308,377
MTN Group Ltd.	71,700	1,252,676
Nampak Ltd.	158,500	457,486
Reunert Ltd.	57,100	528,568
Shoprite Holdings Ltd.	49,100	848,424
Tiger Brands Ltd.	26,600	974,672
TOTAL SOUTH AFRICA		5,965,648
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	169,428	1,143,639
Grifols SA (a)	1,746	43,974
Inditex SA	9,210	828,460
Prosegur Compania de Seguridad SA (Reg.)	9,551	545,445
Red Electrica Corporacion SA	4,043	176,031
Repsol YPF SA	46,058	881,039
TOTAL SPAIN		3,618,588
Sri Lanka - 0.2%
John Keells Holdings Ltd.	314,297	492,506
Sweden - 1.1%
Fagerhult AB	10,100	302,816
H&M Hennes & Mauritz AB (B Shares)	32,386	1,112,663
Intrum Justitia AB	7,600	115,344
Svenska Handelsbanken AB (A Shares)	30,000	972,213
Swedish Match Co. AB	18,950	770,322
TOTAL SWEDEN		3,273,358
Switzerland - 7.0%
Bank Sarasin & Cie AG Series B (Reg.)	1,877	57,910
Nestle SA	116,298	7,124,865
Roche Holding AG (participation certificate)	35,489	6,483,473
Schindler Holding AG:
(participation certificate)	3,536	457,414
(Reg.)	820	104,810
Swatch Group AG (Bearer)	2,730	1,259,190
Syngenta AG (Switzerland)	4,095	1,436,179
Transocean Ltd. (Switzerland)	8,303	414,441
UBS AG (NY Shares)	116,646	1,442,911
Zehnder Group AG	447	32,877
Zurich Financial Services AG	7,550	1,846,840
TOTAL SWITZERLAND		20,660,910
Common Stocks - continued
	Shares	Value
Taiwan - 3.0%
Chinatrust Financial Holding Co. Ltd.	24,033	$ 15,374
Chroma ATE, Inc.	245,116	559,929
CTCI Corp.	359,000	694,481
Delta Electronics, Inc.	182,000	541,849
Giant Manufacturing Co. Ltd.	93,000	468,908
Pacific Hospital Supply Co. Ltd.	241,000	731,555
Powertech Technology, Inc.	293,000	498,969
SIMPLO Technology Co. Ltd.	60,000	463,042
St. Shine Optical Co. Ltd.	39,000	453,473
Ta Chong Bank (a)	1,427,000	553,082
Taiwan Hon Chuan Enterprise Co. Ltd.	239,000	537,760
Taiwan Mobile Co. Ltd.	266,000	859,448
Taiwan Semiconductor Manufacturing Co. Ltd.	412,035	1,220,060
Unified-President Enterprises Corp.	779,000	1,214,390
TOTAL TAIWAN		8,812,320
Thailand - 0.0%
Thai Re Insurance PCL NVDR	410,666	54,212
Turkey - 1.0%
Albaraka Turk Katilim Bankasi A/S	57,494	60,864
Anadolu Efes Biracilik ve Malt Sanayii A/S	70,000	986,056
Boyner Buyuk Magazacilik A/S (a)	36,049	72,426
Coca-Cola Icecek A/S	39,789	559,356
Enka Insaat ve Sanayi A/S	186,000	582,242
Tupras-Turkiye Petrol Rafinerileri A/S	10,313	215,417
Turkiye Garanti Bankasi A/S	148,500	545,993
TOTAL TURKEY		3,022,354
United Arab Emirates - 0.2%
First Gulf Bank PJSC	214,355	525,244
United Kingdom - 18.1%
Aegis Group PLC	205,949	594,008
AMEC PLC	4,459	82,145
Anglo American PLC (United Kingdom)	18,500	711,048
Babcock International Group PLC	45,000	606,958
Barclays PLC	350,078	1,239,551
Bellway PLC	6,028	77,049
BG Group PLC	108,077	2,544,464
BHP Billiton PLC ADR	43,000	2,767,480
BP PLC sponsored ADR	84,387	3,663,240
British American Tobacco PLC (United Kingdom)	20,853	1,069,673
British Land Co. PLC	55,600	441,656
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	17,300	$ 107,320
Bunzl PLC	46,958	779,705
Centrica PLC	199,475	993,644
Compass Group PLC	115,900	1,211,475
Dechra Pharmaceuticals PLC	8,600	64,419
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	2,580	6,575
Derwent London PLC	2,000	56,549
GlaxoSmithKline PLC sponsored ADR	100,415	4,642,185
Great Portland Estates PLC	15,772	92,184
H&T Group PLC	5,664	26,660
HSBC Holdings PLC sponsored ADR	59,194	2,673,793
Imperial Tobacco Group PLC	24,691	987,472
InterContinental Hotel Group PLC ADR	42,690	1,019,437
International Power PLC	129,550	876,837
Johnson Matthey PLC	24,292	912,372
Meggitt PLC	25,298	167,735
National Grid PLC	216,797	2,341,378
Next PLC	10,700	508,684
Persimmon PLC	5,337	54,444
Prudential PLC	102,637	1,258,065
Pz Cussons PLC Class L	130,119	701,805
Reckitt Benckiser Group PLC	19,151	1,114,983
Reed Elsevier PLC	89,697	742,339
Rolls-Royce Group PLC	67,452	901,579
Rotork PLC	17,203	616,243
Royal Dutch Shell PLC Class A sponsored ADR	88,549	6,334,795
SABMiller PLC	29,463	1,237,857
Scottish & Southern Energy PLC	43,168	925,572
Serco Group PLC	69,757	614,233
Shaftesbury PLC	40,237	334,054
Spectris PLC	3,270	100,100
Spirax-Sarco Engineering PLC	5,004	187,293
Standard Chartered PLC (United Kingdom)	67,746	1,655,976
Ted Baker PLC	4,875	71,629
Ultra Electronics Holdings PLC	3,500	95,666
Unite Group PLC	104,702	331,811
Victrex PLC	14,418	339,795
Vodafone Group PLC	35,600	98,552
Vodafone Group PLC sponsored ADR	151,147	4,206,421
TOTAL UNITED KINGDOM		53,188,908
Common Stocks - continued
	Shares	Value
United States of America - 5.2%
Allergan, Inc.	4,500	$ 432,000
Amazon.com, Inc. (a)	2,499	579,518
ANSYS, Inc. (a)	500	33,535
Autoliv, Inc.	16,210	1,017,015
Berkshire Hathaway, Inc. Class B (a)	11,945	960,975
BorgWarner, Inc. (a)	5,847	462,147
Broadridge Financial Solutions, Inc.	1,690	39,225
CME Group, Inc.	1,200	318,984
Cymer, Inc. (a)	9,671	501,345
Dril-Quip, Inc. (a)	1,210	81,542
Evercore Partners, Inc. Class A	1,860	49,160
FMC Technologies, Inc. (a)	7,600	357,200
Freeport-McMoRan Copper & Gold, Inc.	5,300	202,990
Greenhill & Co., Inc.	1,170	45,455
JPMorgan Chase & Co.	8,798	378,138
Kansas City Southern	1,720	132,474
Lam Research Corp. (a)	5,608	233,573
Martin Marietta Materials, Inc.	2,990	247,811
MasterCard, Inc. Class A	3,609	1,632,242
Mead Johnson Nutrition Co. Class A	14,100	1,206,396
Mohawk Industries, Inc. (a)	9,420	631,328
National Oilwell Varco, Inc.	5,400	409,104
Oceaneering International, Inc.	1,680	86,738
Philip Morris International, Inc.	18,500	1,655,935
PriceSmart, Inc.	6,850	565,399
ResMed, Inc. (a)	15,440	525,114
Solera Holdings, Inc.	7,002	314,670
SS&C Technologies Holdings, Inc. (a)	1,954	46,447
Union Pacific Corp.	8,900	1,000,716
Visa, Inc. Class A	10,001	1,229,923
TOTAL UNITED STATES OF AMERICA		15,377,099
TOTAL COMMON STOCKS (Cost $282,668,262)		288,182,142
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Hugo Boss AG (non-vtg.)	5,187	578,919
ProSiebenSat.1 Media AG	23,100	586,520
Volkswagen AG	2,934	555,805
TOTAL GERMANY		1,721,244
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	7,149,912	$ 11,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,590,679)		1,732,849
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.14% (b)	4,858,519	4,858,519
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	8,835,925	8,835,925
TOTAL MONEY MARKET FUNDS (Cost $13,694,444)		13,694,444
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $297,953,385)		303,609,435
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(10,176,573)
NET ASSETS - 100%		$ 293,432,862
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $555,234 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,107
Fidelity Securities Lending Cash Central Fund	69,556
Total	$ 72,663
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,759,122	$ 25,059,856	$ 8,699,266	$ -
Consumer Staples	43,271,466	35,730,719	7,540,747	-
Energy	21,685,106	18,713,983	2,971,123	-
Financials	58,627,780	46,184,155	12,414,234	29,391
Health Care	31,451,515	25,260,485	6,191,030	-
Industrials	34,540,810	26,861,084	7,679,726	-
Information Technology	17,345,031	12,646,047	4,698,984	-
Materials	21,525,144	16,352,685	5,172,459	-
Telecommunication Services	15,658,170	14,061,893	1,596,277	-
Utilities	12,050,847	9,136,241	2,914,606	-
Money Market Funds	13,694,444	13,694,444	-	-
Total Investments in Securities:	$ 303,609,435	$ 243,701,592	$ 59,878,452	$ 29,391
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	142
Cost of Purchases	29,249
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,391
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 142

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,227,848) - See accompanying schedule: Unaffiliated issuers (cost $284,258,941)	$ 289,914,991
Fidelity Central Funds (cost $13,694,444)	13,694,444
Total Investments (cost $297,953,385)		$ 303,609,435
Foreign currency held at value (cost $67,294)		67,371
Receivable for investments sold		3,911,257
Receivable for fund shares sold		120,414
Dividends receivable		1,426,518
Distributions receivable from Fidelity Central Funds		40,151
Prepaid expenses		172
Other receivables		44,504
Total assets		309,219,822

Liabilities
Payable to custodian bank	$ 864,326
Payable for investments purchased Regular delivery	5,029,099
Delayed delivery	51,631
Payable for fund shares redeemed	596,892
Accrued management fee	210,707
Distribution and service plan fees payable	3,998
Other affiliated payables	48,068
Other payables and accrued expenses	146,314
Collateral on securities loaned, at value	8,835,925
Total liabilities		15,786,960

Net Assets		$ 293,432,862
Net Assets consist of:
Paid in capital		$ 310,960,255
Undistributed net investment income		2,135,737
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,337,566)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,674,436
Net Assets		$ 293,432,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,426,909 ÷ 776,264 shares)	$ 6.99

Maximum offering price per share (100/94.25 of $6.99)	$ 7.42
Class T: Net Asset Value and redemption price per share ($1,242,280 ÷ 176,067 shares)	$ 7.06

Maximum offering price per share (100/96.50 of $7.06)	$ 7.32
Class B: Net Asset Value and offering price per share ($261,048 ÷ 37,117 shares)A	$ 7.03

Class C: Net Asset Value and offering price per share ($2,647,489 ÷ 377,021 shares)A	$ 7.02

Total International Equity: Net Asset Value, offering price and redemption price per share ($283,659,991 ÷ 40,577,948 shares)	$ 6.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($195,145 ÷ 27,984 shares)	$ 6.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 4,104,104
Interest		127
Income from Fidelity Central Funds		72,663
Income before foreign taxes withheld		4,176,894
Less foreign taxes withheld		(333,339)
Total income		3,843,555

Expenses
Management fee Basic fee	$ 848,954
Performance adjustment	22,514
Transfer agent fees	194,229
Distribution and service plan fees	19,711
Accounting and security lending fees	62,257
Custodian fees and expenses	243,854
Independent trustees' compensation	618
Registration fees	115,226
Audit	45,205
Legal	369
Interest	212
Miscellaneous	864
Total expenses before reductions	1,554,013
Expense reductions	(160,537)	1,393,476
Net investment income (loss)		2,450,079
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,046,867
Foreign currency transactions	(190,067)
Total net realized gain (loss)		8,856,800
Change in net unrealized appreciation (depreciation) on: Investment securities	10,900,204
Assets and liabilities in foreign currencies	10,439
Total change in net unrealized appreciation (depreciation)		10,910,643
Net gain (loss)		19,767,443
Net increase (decrease) in net assets resulting from operations		$ 22,217,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,450,079	$ 1,864,848
Net realized gain (loss)	8,856,800	(8,998,027)
Change in net unrealized appreciation (depreciation)	10,910,643	(8,597,909)
Net increase (decrease) in net assets resulting from operations	22,217,522	(15,731,088)
Distributions to shareholders from net investment income	(1,867,191)	(953,041)
Distributions to shareholders from net realized gain	-	(220,294)
Total distributions	(1,867,191)	(1,173,335)
Share transactions - net increase (decrease)	134,590,782	86,742,563
Redemption fees	2,189	14,195
Total increase (decrease) in net assets	154,943,302	69,852,335

Net Assets
Beginning of period	138,489,560	68,637,225
End of period (including undistributed net investment income of $2,135,737 and undistributed net investment income of $1,552,849, respectively)	$ 293,432,862	$ 138,489,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.36	$ 6.40	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.11	.08	.06	.11
Net realized and unrealized gain (loss)	.34	(.69)	.95	1.55	(5.21)
Total from investment operations	.40	(.58)	1.03	1.61	(5.10)
Distributions from net investment income	(.08)	(.09)	(.04)	(.11)	-
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.08)	(.11)	(.07)	(.11)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 6.67	$ 7.36	$ 6.40	$ 4.90
Total ReturnB,C,D	6.03%	(8.03)%	16.17%	33.87%	(51.00)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.67%A	1.73%	2.02%	2.09%	2.00%
Expenses net of fee waivers, if any	1.45%A	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40%A	1.42%	1.47%	1.47%	1.48%
Net investment income (loss)	1.81%A	1.44%	1.15%	1.13%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,427	$ 4,307	$ 5,029	$ 3,727	$ 5,944
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.73	$ 7.41	$ 6.40	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.09	.06	.04	.09
Net realized and unrealized gain (loss)	.34	(.68)	.95	1.57	(5.21)
Total from investment operations	.39	(.59)	1.01	1.61	(5.12)
Distributions from net investment income	(.06)	(.07)	-	(.09)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.06)	(.09)	-	(.09)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.06	$ 6.73	$ 7.41	$ 6.40	$ 4.88
Total ReturnB,C,D	5.87%	(8.08)%	15.78%	33.74%	(51.20)%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.95%A	2.02%	2.31%	2.34%	2.42%
Expenses net of fee waivers, if any	1.70%A	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65%A	1.67%	1.72%	1.72%	1.73%
Net investment income (loss)	1.56%A	1.19%	.90%	.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,242	$ 997	$ 1,004	$ 1,526	$ 2,567
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 7.37	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.33	(.68)	.95	1.56	(5.19)
Total from investment operations	.37	(.63)	.98	1.58	(5.14)
Distributions from net investment income	(.02)	(.04)	-	(.05)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.02)	(.06)	-	(.05)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.03	$ 6.68	$ 7.37	$ 6.39	$ 4.86
Total ReturnB,C,D	5.55%	(8.66)%	15.34%	32.95%	(51.40)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.43%A	2.51%	2.81%	2.82%	2.92%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15%A	2.17%	2.22%	2.22%	2.24%
Net investment income (loss)	1.06%A	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 261	$ 254	$ 327	$ 1,337	$ 2,505
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.36	$ 6.39	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.05	.03	.02	.05
Net realized and unrealized gain (loss)	.33	(.69)	.94	1.56	(5.19)
Total from investment operations	.37	(.64)	.97	1.58	(5.14)
Distributions from net investment income	(.02)	(.03)	-	(.05)	-
Distributions from net realized gain	-	(.02)	-	-	-
Total distributions	(.02)	(.05)	-	(.05)	-
Redemption fees added to paid in capitalE,J	-	-	-	-	-
Net asset value, end of period	$ 7.02	$ 6.67	$ 7.36	$ 6.39	$ 4.86
Total ReturnB,C,D	5.62%	(8.72)%	15.18%	33.10%	(51.40)%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.42%A	2.51%	2.80%	2.85%	2.92%
Expenses net of fee waivers, if any	2.20%A	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15%A	2.17%	2.22%	2.22%	2.23%
Net investment income (loss)	1.07%A	.69%	.40%	.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,647	$ 1,396	$ 1,423	$ 1,714	$ 2,787
Portfolio turnover rateG	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 7.37	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.12	.09	.07	.13
Net realized and unrealized gain (loss)	.33	(.68)	.96	1.55	(5.21)
Total from investment operations	.40	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.10)	(.06)	(.12)	(.01)
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.10)	(.12)	(.09)	(.12)	(.01)
Redemption fees added to paid in capitalD,I	-	-	-	-	-
Net asset value, end of period	$ 6.99	$ 6.69	$ 7.37	$ 6.41	$ 4.91
Total ReturnB,C	6.02%	(7.70)%	16.45%	34.23%	(50.87)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.28%A	1.42%	1.79%	1.87%	1.89%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%A	1.17%	1.22%	1.22%	1.23%
Net investment income (loss)	2.06%A	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 283,660	$ 131,338	$ 60,826	$ 33,061	$ 23,226
Portfolio turnover rateF	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 7.35	$ 6.41	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.07	.12	.10	.07	.13
Net realized and unrealized gain (loss)	.33	(.68)	.95	1.55	(5.21)
Total from investment operations	.40	(.56)	1.05	1.62	(5.08)
Distributions from net investment income	(.10)	(.10)	(.08)	(.12)	(.01)
Distributions from net realized gain	-	(.02)	(.03)	-	-
Total distributions	(.10)	(.12)	(.11)	(.12)	(.01)
Redemption fees added to paid in capitalD,I	-	-	-	-	-
Net asset value, end of period	$ 6.97	$ 6.67	$ 7.35	$ 6.41	$ 4.91
Total ReturnB,C	6.04%	(7.72)%	16.48%	34.23%	(50.87)%
Ratios to Average Net AssetsE,H
Expenses before reductions	1.45%A	1.48%	1.82%	1.80%	1.91%
Expenses net of fee waivers, if any	1.20%A	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15%A	1.17%	1.23%	1.22%	1.23%
Net investment income (loss)	2.06%A	1.69%	1.40%	1.38%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195	$ 197	$ 28	$ 1,308	$ 2,733
Portfolio turnover rateF	160%A	75%	67%	98%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total International Equity and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,000,037
Gross unrealized depreciation	(13,069,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,930,655

Tax cost	$ 298,678,780

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (8,618,744)
2017	(15,708,944)
2019	(8,856,044)
Total with expiration	$ (33,183,732)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,934,540 and $184,958,483, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,660	$ 494
Class T	.25%	.25%	2,686	44
Class B	.75%	.25%	1,267	959
Class C	.75%	.25%	10,098	1,257
			$ 19,711	$ 2,754

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,028
Class T	1,195
Class B*	72
Class C*	89
$ 3,384

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,677.29
Class T	1,735.32
Class B	381.30
Class C	3,062.30
Total International Equity	182,063.16
Institutional Class	311.31
	$ 194,229

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,441 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,692,667.38%		$ 212

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $316 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $69,556. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 5,112
Class T	1.70%	1,360
Class B	2.20%	299
Class C	2.20%	2,231
Total International Equity	1.20%	91,624
Institutional Class	1.20%	250
		$ 100,876

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,661 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 48,328	$ 61,018
Class T	9,062	9,414
Class B	714	1,488
Class C	4,730	6,263
Total International Equity	1,801,470	873,280
Institutional Class	2,887	1,578
Total	$ 1,867,191	$ 953,041
From net realized gain
Class A	$ -	$ 16,196
Class T	-	3,213
Class B	-	1,016
Class C	-	4,485
Total International Equity	-	195,026
Institutional Class	-	358
Total	$ -	$ 220,294

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	270,467	231,083	$ 1,856,066	$ 1,708,687
Reinvestment of distributions	7,157	10,039	46,236	74,076
Shares redeemed	(146,636)	(279,366)	(966,836)	(2,035,449)
Net increase (decrease)	130,988	(38,244)	$ 935,466	$ (252,686)
Class T
Shares sold	49,215	37,121	$ 332,471	$ 276,509
Reinvestment of distributions	1,377	1,678	8,993	12,524
Shares redeemed	(22,700)	(25,970)	(148,048)	(191,826)
Net increase (decrease)	27,892	12,829	$ 193,416	$ 97,207
Class B
Shares sold	4,140	3,282	$ 27,486	$ 24,631
Reinvestment of distributions	108	331	705	2,469
Shares redeemed	(5,188)	(9,973)	(34,061)	(73,676)
Net increase (decrease)	(940)	(6,360)	$ (5,870)	$ (46,576)
Class C
Shares sold	212,570	66,879	$ 1,414,506	$ 498,161
Reinvestment of distributions	710	1,425	4,622	10,610
Shares redeemed	(45,353)	(52,554)	(305,759)	(388,669)
Net increase (decrease)	167,927	15,750	$ 1,113,369	$ 120,102
Total International Equity
Shares sold	29,693,818	16,784,298	$ 190,598,309	$ 125,543,898
Reinvestment of distributions	266,160	135,624	1,719,395	1,000,533
Shares redeemed	(9,027,432)	(5,532,363)	(59,951,071)	(39,913,646)
Net increase (decrease)	20,932,546	11,387,559	$ 132,366,633	$ 86,630,785
Institutional Class
Shares sold	6,631	26,909	$ 43,801	$ 202,383
Reinvestment of distributions	448	263	2,887	1,936
Shares redeemed	(8,672)	(1,422)	(58,920)	(10,588)
Net increase (decrease)	(1,593)	25,750	$ (12,232)	$ 193,731

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 66% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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for the deaf and hearing impaired
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TIE-USAN-0612
1.912360.102

Fidelity®

Diversified International
Fund -

Class K

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Diversified International Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Diversified International	.96%
Actual		$ 1,000.00	$ 1,053.10	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.82
Class K	.79%
Actual		$ 1,000.00	$ 1,053.30	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Diversified International Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom	17.7%
Japan	15.3%
United States of America	8.8%
Germany	8.6%
France	7.5%
Switzerland	4.7%
Australia	3.9%
Canada	3.6%
Denmark	3.2%
Other	26.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom	18.1%
Japan	13.4%
Germany	8.6%
United States of America	8.4%
France	7.1%
Canada	5.6%
Switzerland	4.4%
Australia	3.6%
Netherlands	2.7%
Other	28.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	96.6
Short-Term Investments and Net Other Assets (Liabilities)	4.4	3.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.7	1.8
Royal Dutch Shell PLC Class B sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.6	3.0
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.1	2.1
Sanofi SA (France, Pharmaceuticals)	2.0	1.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.8	1.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.6	1.6
Nestle SA (Switzerland, Food Products)	1.6	1.4
ORIX Corp. (Japan, Diversified Financial Services)	1.4	1.3
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.4	1.7
	18.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.0	16.0
Financials	15.0	15.5
Consumer Staples	12.1	10.1
Information Technology	11.0	9.8
Health Care	10.8	8.2
Energy	9.2	11.4
Materials	8.7	10.2
Industrials	7.8	9.1
Telecommunication Services	4.7	6.2
Utilities	0.3	0.1

Semiannual Report

Fidelity Diversified International Fund

Investments April 30, 2012

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 3.9%
Australia & New Zealand Banking Group Ltd.	4,291,862	$ 106,913,001
BHP Billiton Ltd. sponsored ADR (d)	6,364,864	472,909,395
Iluka Resources Ltd.	2,498,732	44,256,167
Newcrest Mining Ltd.	6,331,049	173,474,889
Origin Energy Ltd.	3,565,907	49,262,759
Spark Infrastructure Group unit	15,030,146	22,705,779
WorleyParsons Ltd.	857,492	25,237,930
TOTAL AUSTRALIA		894,759,920
Bailiwick of Guernsey - 1.0%
Amdocs Ltd. (a)	1,393,700	44,598,400
Resolution Ltd.	48,487,000	176,128,922
TOTAL BAILIWICK OF GUERNSEY		220,727,322
Bailiwick of Jersey - 1.5%
Experian PLC	9,017,072	142,331,304
Randgold Resources Ltd. sponsored ADR	440,900	39,306,235
Shire PLC	959,200	31,266,717
WPP PLC	8,999,832	121,881,467
TOTAL BAILIWICK OF JERSEY		334,785,723
Belgium - 1.7%
Anheuser-Busch InBev SA NV (d)	5,450,530	392,879,161
Anheuser-Busch InBev SA NV (strip VVPR) (a)	5,250,900	6,951
TOTAL BELGIUM		392,886,112
Bermuda - 0.6%
Assured Guaranty Ltd.	2,994,300	42,459,174
Kosmos Energy Ltd.	99,100	1,207,038
Li & Fung Ltd.	47,118,000	100,811,198
TOTAL BERMUDA		144,477,410
Brazil - 1.7%
Anhanguera Educacional Participacoes SA	2,713,200	36,068,771
Banco Bradesco SA (PN) sponsored ADR	719,400	11,531,982
BR Malls Participacoes SA	2,043,200	25,382,565
Drogasil SA	3,527,063	38,006,387
Estacio Participacoes SA	1,989,165	24,836,517
Itau Unibanco Banco Multiplo SA sponsored ADR	2,795,252	43,857,504
Kroton Educacional SA unit (a)	1,279,200	18,656,328
Qualicorp SA	4,596,000	40,024,972
Souza Cruz Industria e Comercio	3,570,100	55,607,517
T4F Entretenimento SA	2,091,900	19,117,540
Telefonica Brasil SA sponsored ADR	1,614,255	45,957,840
Tractebel Energia SA	1,894,800	32,654,398
TOTAL BRAZIL		391,702,321
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	1,708,400	30,529,108

	Shares	Value
Camelot Information Systems, Inc. ADR (a)	1,810,103	$ 5,321,703
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,047,500	45,304,375
TOTAL BRITISH VIRGIN ISLANDS		81,155,186
Canada - 3.6%
ARC Resources Ltd.	477,800	9,838,980
Bonavista Energy Corp. (d)	657,100	11,854,743
Canadian Natural Resources Ltd.	2,817,800	97,906,248
Fairfax Financial Holdings Ltd. (sub. vtg.)	161,600	66,258,045
Goldcorp, Inc.	1,829,000	70,049,172
Ivanhoe Mines Ltd. (a)	3,867,660	45,147,173
Niko Resources Ltd.	1,596,000	67,249,324
Open Text Corp. (a)	1,002,500	56,206,986
Painted Pony Petroleum Ltd. (a)(e)(f)	2,485,600	20,055,917
Painted Pony Petroleum Ltd. Class A (a)(e)	3,583,070	28,911,230
Penn West Petroleum Ltd.	1,069,900	18,338,048
Petrobank Energy & Resources Ltd. (a)	2,895,100	41,503,028
Petrominerales Ltd.	2,688,075	39,324,408
Potash Corp. of Saskatchewan, Inc. (d)	2,546,700	108,287,927
Suncor Energy, Inc.	2,617,700	86,474,868
Tourmaline Oil Corp. (a)	1,416,200	34,137,911
Uranium One, Inc. (a)(d)	10,763,300	31,273,775
TOTAL CANADA		832,817,783
Cayman Islands - 1.4%
Baidu.com, Inc. sponsored ADR (a)	966,800	128,294,360
Biostime International Holdings Ltd.	310,500	894,444
Golden Eagle Retail Group Ltd. (H Shares)	5,116,000	13,418,649
Haitian International Holdings Ltd.	4,243,000	4,883,580
Hengan International Group Co. Ltd.	9,258,000	98,025,391
HiSoft Technology International Ltd. ADR (a)(d)	1,697,800	24,142,716
NVC Lighting Holdings Ltd.	40,695,000	14,791,220
Sands China Ltd.	8,022,400	31,536,827
TOTAL CAYMAN ISLANDS		315,987,187
China - 0.1%
Weichai Power Co. Ltd. (H Shares)	4,259,000	20,063,600
Curacao - 0.6%
Schlumberger Ltd.	1,713,700	127,053,718
Denmark - 3.2%
Danske Bank A/S (a)	1,467,758	23,832,752
Novo Nordisk A/S Series B	4,165,439	614,136,180
William Demant Holding A/S (a)	1,137,298	107,360,996
TOTAL DENMARK		745,329,928
Finland - 0.1%
Nokian Tyres PLC (d)	431,953	20,488,288
France - 7.5%
Arkema SA	558,400	49,460,536
Atos Origin SA	365,000	23,509,463
Common Stocks - continued
	Shares	Value
France - continued
AXA SA (d)	6,100,800	$ 86,415,758
BNP Paribas SA	3,328,936	133,747,760
Bureau Veritas SA	801,600	71,426,550
Danone SA	1,299,650	91,443,335
Dassault Aviation SA (d)	35,665	32,764,632
Edenred SA	1,205,090	38,494,544
Essilor International SA	1,577,994	138,998,630
JC Decaux SA	1,418,600	40,253,701
LVMH Moet Hennessy - Louis Vuitton SA (d)	1,248,491	206,841,960
PPR SA (d)	1,715,600	286,954,909
Publicis Groupe SA	1,326,300	68,404,251
Sanofi SA	5,915,010	451,833,426
TOTAL FRANCE		1,720,549,455
Germany - 7.3%
adidas AG	1,561,780	130,251,515
Allianz AG	1,025,209	114,246,711
BASF AG (d)	2,777,429	228,657,735
Bayer AG (d)	3,033,362	213,668,193
Deutsche Boerse AG	872,900	54,807,500
Deutsche Post AG	3,122,882	58,290,404
ElringKlinger AG	777,428	22,512,857
Fresenius Medical Care AG & Co. KGaA	1,501,400	106,625,261
Fresenius SE	1,409,200	140,658,621
GFK AG	1,496,500	79,500,206
Kabel Deutschland Holding AG	362,700	22,854,772
Linde AG (d)	1,208,129	206,792,227
SAP AG	3,434,790	227,790,296
Siemens AG sponsored ADR	616,100	57,217,207
TOTAL GERMANY		1,663,873,505
Hong Kong - 1.2%
AIA Group Ltd.	35,967,000	127,946,125
China Mobile Ltd. sponsored ADR	1,254,275	69,411,579
Galaxy Entertainment Group Ltd. (a)	8,834,000	27,611,053
Henderson Land Development Co. Ltd.	9,504,155	54,143,910
TOTAL HONG KONG		279,112,667
India - 1.7%
Axis Bank Ltd.	1,472,751	30,955,317
Bajaj Auto Ltd.	793,148	24,464,622
Cummins India Ltd.	598,043	5,478,512
Dr. Reddy's Laboratories Ltd.	164,145	5,498,628
HDFC Bank Ltd.	12,995,695	133,906,087
Housing Development Finance Corp. Ltd.	6,539,994	83,648,344
ITC Ltd.	7,256,399	33,825,994
Lupin Ltd.	1,028,569	10,788,598

	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	2,226,876	$ 29,277,299
Shriram Transport Finance Co. Ltd.	2,342,970	25,478,381
TOTAL INDIA		383,321,782
Ireland - 0.6%
Accenture PLC Class A	1,065,300	69,191,235
CRH PLC	2,256,300	45,784,223
Elan Corp. PLC sponsored ADR (a)	1,743,900	24,048,381
TOTAL IRELAND		139,023,839
Isle of Man - 0.0%
3Legs Resources PLC (e)	6,268,300	5,799,224
Italy - 2.1%
ENI SpA	2,986,900	66,373,386
Fiat Industrial SpA (d)	16,907,592	191,816,056
Prada SpA	7,151,000	48,572,587
Saipem SpA	3,497,799	172,806,017
TOTAL ITALY		479,568,046
Japan - 15.3%
ABC-Mart, Inc.	1,141,300	41,564,036
Aozora Bank Ltd.	16,312,000	41,839,359
Calbee, Inc. (d)	1,256,700	76,055,182
Canon, Inc.	490,300	22,225,638
Credit Saison Co. Ltd.	3,299,300	70,810,833
Denso Corp.	1,431,700	46,297,332
Dentsu, Inc.	795,700	24,433,504
Don Quijote Co. Ltd.	2,732,200	100,223,355
Fanuc Corp.	835,100	140,848,876
Fast Retailing Co. Ltd.	115,100	25,722,777
Hitachi Ltd.	48,018,000	305,857,528
Honda Motor Co. Ltd.	7,682,100	276,489,864
Hoya Corp.	2,569,800	58,947,490
Itochu Corp.	12,847,500	145,368,459
Japan Tobacco, Inc.	57,006	315,815,229
JSR Corp.	5,086,800	100,400,680
KDDI Corp.	10,725	70,213,392
Keyence Corp.	715,210	168,817,950
Mitsubishi UFJ Financial Group, Inc.	21,124,000	101,433,516
Nikon Corp.	1,185,600	35,141,378
Nippon Telegraph & Telephone Corp.	1,015,000	45,927,220
Nitto Denko Corp.	604,400	24,806,160
ORIX Corp.	3,358,590	321,137,619
Rakuten, Inc.	257,268	286,961,308
Seven & i Holdings Co., Ltd.	4,692,600	142,054,806
Seven Bank Ltd.	12,099,900	29,897,727
SHIMANO, Inc.	1,070,100	70,367,376
SMC Corp.	752,500	125,677,689
SOFTBANK CORP.	3,631,900	108,406,193
Sumitomo Mitsui Financial Group, Inc.	1,421,800	45,498,719
Toray Industries, Inc.	4,555,000	35,022,482
Common Stocks - continued
	Shares	Value
Japan - continued
Unicharm Corp.	850,800	$ 47,597,977
Yahoo! Japan Corp.	163,955	49,206,957
TOTAL JAPAN		3,501,068,611
Korea (South) - 2.5%
Amorepacific Corp.	47,406	45,513,123
Hyundai Motor Co.	291,894	69,349,453
LG Household & Health Care Ltd.	59,599	31,272,835
NHN Corp.	472,201	106,964,693
Orion Corp.	136,504	108,466,417
Samsung Electronics Co. Ltd.	179,325	220,561,254
TOTAL KOREA (SOUTH)		582,127,775
Luxembourg - 0.3%
Samsonite International SA	36,017,800	69,819,841
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	2,983,200	79,502,280
Wal-Mart de Mexico SA de CV Series V	31,862,800	91,101,556
TOTAL MEXICO		170,603,836
Netherlands - 1.7%
AEGON NV	27,012,000	125,658,179
ASML Holding NV (Netherlands) (d)	1,626,700	82,777,674
Gemalto NV	1,292,017	96,276,846
NXP Semiconductors NV (a)	1,544,000	39,912,400
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,449,700	49,662,220
TOTAL NETHERLANDS		394,287,319
Norway - 1.3%
DnB NOR ASA (d)	3,663,309	39,499,181
Storebrand ASA (A Shares)	4,897,500	22,012,775
Telenor ASA	13,373,000	245,852,122
TOTAL NORWAY		307,364,078
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	9,283,990	36,719,298
Russia - 0.1%
Sberbank (Savings Bank of the Russian Federation)	9,564,100	30,619,057
South Africa - 0.8%
Foschini Ltd.	1,674,600	27,726,278
Life Healthcare Group Holdings Ltd.	6,906,900	23,869,564
Naspers Ltd. Class N	807,599	48,639,721
Shoprite Holdings Ltd.	2,836,300	49,009,864
Tiger Brands Ltd.	899,000	32,940,987
TOTAL SOUTH AFRICA		182,186,414
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	7,508,784	50,816,128
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	7,508,767	1,073,531

	Shares	Value
Grifols SA ADR (d)	10,138,230	$ 95,907,656
Inditex SA (d)	3,030,575	272,606,918
Prosegur Compania de Seguridad SA (Reg.)	1,808,997	103,309,525
Repsol YPF SA	3,312,401	63,362,620
TOTAL SPAIN		587,076,378
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	1,270,905	43,663,574
Svenska Handelsbanken AB (A Shares)	1,104,300	35,787,158
Swedbank AB (A Shares)	4,213,700	69,781,618
Swedish Match Co. AB	1,251,400	50,869,691
TOTAL SWEDEN		200,102,041
Switzerland - 4.7%
Clariant AG (Reg.)	1,882,987	23,943,221
Kuehne & Nagel International AG	555,960	67,569,157
Nestle SA	5,934,702	363,582,647
Roche Holding AG (participation certificate)	524,205	95,766,833
Schindler Holding AG (Reg.)	766,553	97,978,236
SGS SA (Reg.)	17,770	34,324,070
Syngenta AG (Switzerland)	402,260	141,078,742
UBS AG	12,221,701	152,643,760
Zurich Financial Services AG	403,865	98,791,284
TOTAL SWITZERLAND		1,075,677,950
Taiwan - 1.0%
HIWIN Technologies Corp.	2,408,000	22,878,271
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	12,608,100	196,434,198
TOTAL TAIWAN		219,312,469
United Kingdom - 17.7%
Aegis Group PLC	17,996,100	51,905,228
Aggreko PLC	450,000	16,441,192
Anglo American PLC (United Kingdom)	2,896,500	111,327,001
Barclays PLC	45,285,101	160,344,786
BG Group PLC	9,322,979	219,491,507
British American Tobacco PLC sponsored ADR	1,768,200	181,983,144
Burberry Group PLC	3,819,500	92,061,543
Capita Group PLC	6,351,700	68,351,616
Compass Group PLC	2,313,400	24,181,424
Diageo PLC	1,817,649	45,852,713
Filtrona PLC	3,401,808	25,641,728
GlaxoSmithKline PLC	16,226,500	374,902,670
Hikma Pharmaceuticals PLC	2,070,284	21,102,546
HSBC Holdings PLC sponsored ADR	7,005,300	316,429,401
Imperial Tobacco Group PLC	3,167,193	126,666,133
Inchcape PLC	13,505,027	80,205,315
ITV PLC	33,671,700	45,744,173
Meggitt PLC	8,046,700	53,352,546
National Grid PLC	2,351,600	25,396,963
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Next PLC	3,505,700	$ 166,663,079
Ocado Group PLC (a)(d)	7,106,518	14,971,897
Pearson PLC	3,179,800	59,901,447
Pz Cussons PLC Class L	2,710,800	14,620,866
Reckitt Benckiser Group PLC	4,176,187	243,140,102
Rolls-Royce Group PLC	15,196,200	203,115,883
Royal Dutch Shell PLC:
Class A sponsored ADR	2,464,200	176,288,868
Class B sponsored ADR	8,225,637	603,432,730
Standard Chartered PLC (United Kingdom)	2,832,886	69,246,743
Taylor Wimpey PLC	28,979,200	23,635,660
Travis Perkins PLC	1,369,800	23,344,885
Vodafone Group PLC sponsored ADR	14,726,400	409,835,712
TOTAL UNITED KINGDOM		4,049,579,501
United States of America - 4.4%
Apple, Inc. (a)	373,700	218,330,488
Beam, Inc.	601,200	34,136,136
Citigroup, Inc.	4,634,950	153,138,748
Cobalt International Energy, Inc. (a)	462,422	12,374,413
Cognizant Technology Solutions Corp. Class A (a)	648,000	47,511,360
Dolby Laboratories, Inc. Class A (a)	566,330	22,217,126
Facebook, Inc. Class B (g)	1,288,142	39,636,838
JPMorgan Chase & Co.	2,122,898	91,242,156
MasterCard, Inc. Class A	107,660	48,691,388
Motorola Solutions, Inc.	491,700	25,091,451
Newmont Mining Corp.	676,600	32,239,990
Noble Energy, Inc.	769,828	76,459,317
Polycom, Inc. (a)	2,852,000	37,846,040
PriceSmart, Inc.	43,700	3,606,998
SanDisk Corp. (a)	1,908,900	70,648,389
Schweitzer-Mauduit International, Inc.	445,742	30,230,222
Splunk, Inc.	502,000	17,042,900
ViroPharma, Inc. (a)	1,170,500	25,458,375
Yum! Brands, Inc.	340,300	24,750,019
TOTAL UNITED STATES OF AMERICA		1,010,652,354
TOTAL COMMON STOCKS (Cost $18,543,354,522)		21,610,679,938
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
ProSiebenSat.1 Media AG	2,783,800	70,682,029
Volkswagen AG	1,248,726	236,553,383
TOTAL GERMANY		307,235,412

	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	1,610,797,200	$ 2,614,485
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $173,876,288)		309,849,897
Master Notes - 0.0%
Principal Amount
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (g) (Cost $275,431)	$ 270,994	270,994
Money Market Funds - 12.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	771,187,866	771,187,866
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,000,395,353	2,000,395,353
TOTAL MONEY MARKET FUNDS (Cost $2,771,583,219)		2,771,583,219
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $21,489,089,460)	24,692,384,048
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(1,766,165,157)
NET ASSETS - 100%	$ 22,926,218,891
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,055,917 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,907,832 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11	$ 32,203,550
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 277,840
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 430,932
Fidelity Securities Lending Cash Central Fund	5,190,746
Total	$ 5,621,678
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
3Legs Resources PLC	$ 13,837,749	$ -	$ 109,582	$ -	$ 5,799,224
Painted Pony Petroleum Ltd.	30,395,209	-	-	-	20,055,917
Painted Pony Petroleum Ltd. Class A	44,553,022	-	498,801	-	28,911,230
Schweitzer-Mauduit International, Inc.	113,092,492	-	80,646,955	414,873	-
Total	$ 201,878,472	$ -	$ 81,255,338	$ 414,873	$ 54,766,371
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,705,829,038	$ 2,616,845,194	$ 1,088,983,844	$ -
Consumer Staples	2,779,429,026	2,102,390,899	677,038,127	-
Energy	2,086,018,007	2,019,644,621	66,373,386	-
Financials	3,435,358,713	2,201,372,000	1,233,986,713	-
Health Care	2,481,891,275	897,628,393	1,584,262,882	-
Industrials	1,767,966,251	1,356,071,227	411,895,024	-
Information Technology	2,499,358,142	1,626,875,445	832,845,859	39,636,838
Materials	2,008,815,905	1,661,723,618	347,092,287	-
Telecommunication Services	1,075,106,338	850,559,533	224,546,805	-
Utilities	80,757,140	55,360,177	25,396,963	-
Master Notes	270,994	-	-	270,994
Money Market Funds	2,771,583,219	2,771,583,219	-	-
Total Investments in Securities:	$ 24,692,384,048	$ 18,160,054,326	$ 6,492,421,890	$ 39,907,832
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 32,474,544
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	7,434,123
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(835)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 39,907,832
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 7,434,123

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012

Assets
Investment in securities, at value (including securities loaned of $1,878,515,506) - See accompanying schedule: Unaffiliated issuers (cost $18,652,855,193)	$ 21,866,034,458
Fidelity Central Funds (cost $2,771,583,219)	2,771,583,219
Other affiliated issuers (cost $64,651,048)	54,766,371
Total Investments (cost $21,489,089,460)		$ 24,692,384,048
Receivable for investments sold Regular delivery		235,116,484
Delayed delivery		20,760,974
Receivable for fund shares sold		17,619,307
Dividends receivable		133,875,044
Interest receivable		20,120
Distributions receivable from Fidelity Central Funds		3,659,868
Prepaid expenses		24,569
Other receivables		2,556,170
Total assets		25,106,016,584

Liabilities
Payable to custodian bank	$ 1,838,980
Payable for investments purchased	68,785,388
Payable for fund shares redeemed	89,360,924
Accrued management fee	14,570,832
Other affiliated payables	3,279,448
Other payables and accrued expenses	1,566,768
Collateral on securities loaned, at value	2,000,395,353
Total liabilities		2,179,797,693

Net Assets		$ 22,926,218,891
Net Assets consist of:
Paid in capital		$ 22,616,673,727
Undistributed net investment income		140,277,663
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,038,031,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,207,299,301
Net Assets		$ 22,926,218,891

Diversified International: Net Asset Value, offering price and redemption price per share ($14,379,374,775 ÷ 506,047,124 shares)		$ 28.42

Class K: Net Asset Value, offering price and redemption price per share ($8,546,844,116 ÷ 301,104,431 shares)		$ 28.38

Statement of Operations

	Six months ended April 30, 2012

Investment Income
Dividends (including $414,873 earned from other affiliated issuers)		$ 302,142,354
Interest		2,160
Income from Fidelity Central Funds		5,621,678
Income before foreign taxes withheld		307,766,192
Less foreign taxes withheld		(20,135,709)
Total income		287,630,483

Expenses
Management fee Basic fee	$ 84,060,317
Performance adjustment	926,010
Transfer agent fees	19,409,203
Accounting and security lending fees	1,223,581
Custodian fees and expenses	1,288,723
Independent trustees' compensation	73,662
Appreciation in deferred trustee compensation account	36
Registration fees	170,347
Audit	89,236
Legal	71,983
Miscellaneous	120,337
Total expenses before reductions	107,433,435
Expense reductions	(1,603,364)	105,830,071
Net investment income (loss)		181,800,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372,465,473
Other affiliated issuers	21,401,557
Foreign currency transactions	(1,645,422)
Total net realized gain (loss)		392,221,608
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,309)	592,686,828
Assets and liabilities in foreign currencies	1,258,856
Total change in net unrealized appreciation (depreciation)		593,945,684
Net gain (loss)		986,167,292
Net increase (decrease) in net assets resulting from operations		$ 1,167,967,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 181,800,412	$ 581,959,099
Net realized gain (loss)	392,221,608	1,881,502,446
Change in net unrealized appreciation (depreciation)	593,945,684	(3,646,283,921)
Net increase (decrease) in net assets resulting from operations	1,167,967,704	(1,182,822,376)
Distributions to shareholders from net investment income	(460,432,726)	(554,171,382)
Distributions to shareholders from net realized gain	-	(93,780,346)
Total distributions	(460,432,726)	(647,951,728)
Share transactions - net increase (decrease)	(3,353,508,366)	(7,417,526,738)
Redemption fees	293,290	964,713
Total increase (decrease) in net assets	(2,645,680,098)	(9,247,336,129)

Net Assets
Beginning of period	25,571,898,989	34,819,235,118
End of period (including undistributed net investment income of $140,277,663 and undistributed net investment income of $418,909,977, respectively)	$ 22,926,218,891	$ 25,571,898,989

Financial Highlights - Diversified International

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.49	$ 29.49	$ 26.86	$ 21.96	$ 45.41	$ 37.58
Income from Investment Operations
Net investment income (loss) D	.20	.53 G	.37	.35	.55	.47
Net realized and unrealized gain (loss)	1.22	(1.99)	2.61	4.86	(20.96)	10.23
Total from investment operations	1.42	(1.46)	2.98	5.21	(20.41)	10.70
Distributions from net investment income	(.49)	(.46)	(.35)	(.31)	(.47)	(.36)
Distributions from net realized gain	-	(.08)	-	-	(2.57)	(2.51)
Total distributions	(.49)	(.54)	(.35)	(.31)	(3.04)	(2.87)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.42	$ 27.49	$ 29.49	$ 26.86	$ 21.96	$ 45.41
Total Return B,C	5.31%	(5.07)%	11.15%	24.32%	(48.04)%	30.37%
Ratios to Average Net Assets E,H
Expenses before reductions	.96% A	.90%	.98%	1.01%	1.04%	.93%
Expenses net of fee waivers, if any	.96% A	.89%	.98%	1.01%	1.04%	.93%
Expenses net of all reductions	.95% A	.87%	.96%	.99%	1.02%	.91%
Net investment income (loss)	1.47% A	1.78% G	1.34%	1.58%	1.53%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,379,375	$ 17,285,369	$ 26,527,229	$ 30,998,270	$ 28,274,961	$ 59,929,942
Portfolio turnover rate F	35% A	45%	57%	54%	49%	51%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.44%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30,	Years ended October 31,
	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 27.51	$ 29.51	$ 26.89	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.22	.58 G	.42	.42	.16
Net realized and unrealized gain (loss)	1.20	(1.97)	2.61	4.85	(16.57)
Total from investment operations	1.42	(1.39)	3.03	5.27	(16.41)
Distributions from net investment income	(.55)	(.53)	(.41)	(.36)	-
Distributions from net realized gain	-	(.08)	-	-	-
Total distributions	(.55)	(.61)	(.41)	(.36)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-
Net asset value, end of period	$ 28.38	$ 27.51	$ 29.51	$ 26.89	$ 21.98
Total Return B,C	5.33%	(4.87)%	11.33%	24.64%	(42.75)%
Ratios to Average Net Assets E,I
Expenses before reductions	.79% A	.73%	.79%	.77%	.88% A
Expenses net of fee waivers, if any	.79% A	.72%	.79%	.77%	.88% A
Expenses net of all reductions	.78% A	.70%	.77%	.76%	.87% A
Net investment income (loss)	1.64% A	1.95% G	1.54%	1.81%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,546,844	$ 8,115,192	$ 7,697,405	$ 4,713,909	$ 932,275
Portfolio turnover rate F	35% A	45%	57%	54%	49%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. HFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012

1. Organization.

Fidelity® Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011 and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,379,584,626
Gross unrealized depreciation	(1,279,966,877)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,099,617,749

Tax cost	$ 21,592,766,299

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (2,666,600,138)
2018	(619,571,852)
Total capital loss carryforward	$ (3,286,171,990)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $3,998,488,258 and $7,758,711,597, respectively.

Securities delivered through in-kind redemptions totaled $323,156,811. Realized gain of $94,833,623 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	$ 17,290,691.22
Class K	2,118,512.05
	$ 19,409,203

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,229 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36,160 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,190,746, including $12,266 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,603,318 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012A	Year ended October 31, 2011
From net investment income
Diversified International	$ 294,774,343	$ 404,459,076
Class K	163,061,175	139,574,930
Class F	2,597,208	10,137,376
Total	$ 460,432,726	$ 554,171,382
From net realized gain
Diversified International	$ -	$ 71,011,904
Class K	-	21,272,351
Class F	-	1,496,091
Total	$ -	$ 93,780,346

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012A	Year ended October 31, 2011	Six months ended April 30, 2012A	Year ended October 31, 2011
Diversified International
Shares sold	35,961,980	95,789,996	$ 977,718,484	$ 2,861,192,033
Reinvestment of distributions	10,773,357	15,446,133	281,938,754	459,413,511
Shares redeemed	(169,394,871)	(382,099,741)	(4,604,535,706)	(11,334,070,882)
Net increase (decrease)	(122,659,534)	(270,863,612)	$ (3,344,878,468)	$ (8,013,465,338)
Class K
Shares sold	61,281,264	125,231,374	$ 1,656,141,587	$ 3,707,928,503
Reinvestment of distributions	6,242,771	5,413,899	163,061,175	160,847,281
Shares redeemed	(61,458,659)	(96,416,162)	(1,666,128,547)	(2,871,502,023)
Net increase (decrease)	6,065,376	34,229,111	$ 153,074,215	$ 997,273,761
Class F
Shares sold	439,287	13,012,404	$ 11,548,416	$ 389,423,461
Reinvestment of distributions	99,472	391,673	2,597,208	11,633,466
Shares redeemed	(6,767,017)	(27,320,491)	(175,849,737)	(802,392,088)
Net increase (decrease)	(6,228,258)	(13,916,414)	$ (161,704,113)	$ (401,335,161)

A All Class F shares were redeemed on December 16, 2011.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2012, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2012, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2012 and for the year ended October 31, 2011, and the financial highlights for the six months ended April 30, 2012 and for each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 13, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DIF-K-USAN-0612
1.863007.103

Fidelity®

Overseas
Fund -

Class K

Annual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	11	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Overseas Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Overseas	.53%
Actual		$ 1,000.00	$ 1,067.00	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.23	$ 2.66
Class K	.35%
Actual		$ 1,000.00	$ 1,068.10	$ 1.80
HypotheticalA		$ 1,000.00	$ 1,023.12	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Overseas Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom	28.6%
Japan	14.6%
Germany	13.3%
France	11.1%
Switzerland	8.6%
Italy	3.5%
Australia	3.0%
United States of America	2.5%
Sweden	2.3%
Other	12.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
France	21.4%
Germany	16.3%
Japan	11.7%
United Kingdom	11.6%
United States of America	8.6%
Australia	4.4%
Switzerland	4.1%
Italy	3.8%
Spain	2.6%
Other	15.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	91.8
Short-Term Investments and Net Other Assets (Liabilities)	1.5	8.2
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
Nestle SA (Switzerland, Food Products)	2.6	0.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.1	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.9	0.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.8	0.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.7	0.0
Sanofi SA (France, Pharmaceuticals)	1.6	1.4
Diageo PLC (United Kingdom, Beverages)	1.3	0.0
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.3	1.0
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.3	1.2
	18.4
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	16.7	11.4
Industrials	16.3	7.5
Consumer Discretionary	14.3	23.3
Financials	14.2	15.4
Materials	10.5	10.1
Health Care	9.7	3.1
Information Technology	7.4	6.6
Energy	6.5	6.6
Telecommunication Services	2.9	5.9
Utilities	0.0	1.9

Semiannual Report

Fidelity Overseas Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 3.0%
Australia & New Zealand Banking Group Ltd.	1,021,805	$ 25,453,810
BHP Billiton Ltd.	616,284	22,866,411
Fortescue Metals Group Ltd.	1,557,818	9,153,792
Newcrest Mining Ltd.	1,180	32,333
TOTAL AUSTRALIA		57,506,346
Bailiwick of Jersey - 1.6%
Experian PLC	944,500	14,908,600
WPP PLC	1,199,231	16,240,751
TOTAL BAILIWICK OF JERSEY		31,149,351
Belgium - 1.2%
Anheuser-Busch InBev SA NV	330,612	23,830,814
Bermuda - 0.4%
Li & Fung Ltd.	3,676,000	7,864,977
Brazil - 0.2%
Qualicorp SA	367,000	3,196,076
Cayman Islands - 0.2%
China Medical System Holding Ltd.	6,358,875	2,934,115
Denmark - 2.0%
Danske Bank A/S (a)	977,708	15,875,555
Novo Nordisk A/S Series B	155,800	22,970,548
TOTAL DENMARK		38,846,103
Finland - 0.6%
Nokian Tyres PLC (d)	245,400	11,639,752
France - 11.1%
Alstom SA	244,250	8,723,663
Arkema SA	113,400	10,044,457
Atos Origin SA	227,725	14,667,651
BNP Paribas SA	365,026	14,665,770
Bureau Veritas SA	141,100	12,572,712
Cap Gemini SA	343,800	13,421,561
Christian Dior SA (d)	104,697	15,779,370
Danone SA	198,400	13,959,418
Eurofins Scientific SA	73,500	8,684,935
Ipsos SA	290,200	9,419,769
JC Decaux SA	281,700	7,993,421
Laurent-Perrier Group	98,019	9,892,716
Pernod Ricard SA	147,424	15,302,487
PPR SA	94,100	15,739,366
Sanofi SA	396,442	30,283,253
VINCI SA	286,800	13,288,304
TOTAL FRANCE		214,438,853
Germany - 11.1%
adidas AG	184,600	15,395,529
Allianz AG	173,705	19,357,248
BASF AG (d)	301,569	24,827,308
Bayer AG	324,797	22,878,505

	Shares	Value
Bayerische Motoren Werke AG (BMW)	178,035	$ 16,924,377
Brenntag AG	121,000	15,072,919
Deutsche Boerse AG	187,492	11,772,217
Deutsche Post AG	747,186	13,946,660
Fresenius SE	148,100	14,782,530
Linde AG	70,107	12,000,029
SAP AG	367,008	24,339,439
Siemens AG	242,074	22,471,101
TOTAL GERMANY		213,767,862
Hong Kong - 0.2%
City Telecom (HK) Ltd. (CTI)	7,267,000	4,289,775
Ireland - 0.6%
Kerry Group PLC Class A	260,664	11,916,889
Israel - 0.5%
Israel Chemicals Ltd.	835,300	9,582,609
Italy - 3.5%
Ansaldo STS SpA	52,081	459,862
ENI SpA	988,400	21,963,726
Fiat Industrial SpA	1,219,700	13,837,455
Pirelli & C SpA	660,200	8,040,549
Prysmian SpA (d)	654,900	10,663,566
Saipem SpA	266,573	13,169,830
TOTAL ITALY		68,134,988
Japan - 14.6%
ABC-Mart, Inc.	253,600	9,235,643
Air Water, Inc.	714,000	9,000,711
Aozora Bank Ltd.	3,533,000	9,061,946
Asahi Group Holdings	311,200	7,007,803
Asics Corp.	700,800	7,545,304
Calbee, Inc. (d)	178,000	10,772,517
Canon, Inc.	428,400	19,419,668
DeNA Co. Ltd.	249,300	7,823,242
Fanuc Corp.	105,500	17,793,745
Fast Retailing Co. Ltd.	30,800	6,883,245
Hitachi Ltd.	2,711,000	17,268,103
Honda Motor Co. Ltd. sponsored ADR	653,100	23,537,724
Hoya Corp.	487,700	11,187,132
Japan Tobacco, Inc.	2,718	15,057,815
Keyence Corp.	51,090	12,059,268
Komatsu Ltd.	401,700	11,561,648
Mitsubishi Corp.	567,300	12,295,274
Nakanishi, Inc.	17,700	1,944,020
Nitto Denko Corp.	184,900	7,588,781
ORIX Corp.	122,490	11,712,101
Rakuten, Inc.	10,190	11,366,107
Seven Bank Ltd.	5,577,300	13,780,989
Shinsei Bank Ltd.	5,408,000	6,979,155
SMC Corp.	57,600	9,619,980
USS Co. Ltd.	111,230	11,283,565
TOTAL JAPAN		281,785,486
Common Stocks - continued
	Shares	Value
Netherlands - 2.2%
AEGON NV	1,085,500	$ 5,049,680
Akzo Nobel NV	213,602	11,447,795
ASML Holding NV (Netherlands)	89,100	4,534,020
Koninklijke Ahold NV	793,147	10,060,793
Koninklijke KPN NV	1,171,689	10,517,886
TOTAL NETHERLANDS		41,610,174
Norway - 0.7%
DnB NOR ASA	1,208,000	13,025,112
South Africa - 0.3%
Coronation Fund Managers Ltd.	1,665,500	6,252,584
Spain - 1.8%
Amadeus IT Holding SA Class A	589,800	12,055,201
Banco Bilbao Vizcaya Argentaria SA	1,538,836	10,414,161
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	1,583,336	226,370
Inditex SA	132,532	11,921,546
TOTAL SPAIN		34,617,278
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	327,400	9,543,230
Atlas Copco AB (A Shares)	596,700	14,205,557
Svenska Handelsbanken AB (A Shares)	412,600	13,371,168
Swedbank AB (A Shares)	431,200	7,140,953
TOTAL SWEDEN		44,260,908
Switzerland - 8.6%
Aryzta AG	295,590	14,884,539
Nestle SA	805,815	49,367,323
Panalpina Welttransport Holding AG	69,290	6,756,834
Roche Holding AG (participation certificate)	193,224	35,300,027
Schindler Holding AG (participation certificate)	81,984	10,605,390
Syngenta AG (Switzerland)	56,540	19,829,444
UBS AG	1,173,013	14,650,425
Zurich Financial Services AG	59,195	14,479,963
TOTAL SWITZERLAND		165,873,945
United Kingdom - 28.6%
AMEC PLC	524,493	9,662,307
Anglo American PLC (United Kingdom)	408,900	15,716,075
Ashmore Group PLC	1,609,200	9,993,101
Babcock International Group PLC	842,400	11,362,258
Barclays PLC	3,825,429	13,545,020
BHP Billiton PLC	789,596	25,421,706
BP PLC	2,384,900	17,230,884

	Shares	Value
British American Tobacco PLC (United Kingdom)	635,000	$ 32,572,870
Bunzl PLC	623,400	10,351,129
Diageo PLC	1,023,077	25,808,534
Domino Printing Sciences PLC	878,514	8,541,237
G4S PLC (United Kingdom)	2,526,400	11,465,277
GlaxoSmithKline PLC	1,587,700	36,682,770
ICAP PLC	1,832,400	11,292,918
Imperial Tobacco Group PLC	353,877	14,152,668
Johnson Matthey PLC	263,300	9,889,162
Kingfisher PLC	2,808,100	13,240,488
Meggitt PLC	2,166,500	14,364,683
Next PLC	333,900	15,873,806
Reckitt Benckiser Group PLC	345,700	20,126,861
Reed Elsevier PLC	1,605,300	13,285,589
Rolls-Royce Group PLC	1,012,900	13,538,653
Rotork PLC	261,700	9,374,570
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,521,003	54,254,705
Class B	235,419	8,616,114
SABMiller PLC	309,900	13,020,121
Serco Group PLC	1,541,405	13,572,561
Smith & Nephew PLC	975,100	9,599,266
Standard Chartered PLC (United Kingdom)	935,457	22,866,204
SuperGroup PLC (a)(d)	257,000	1,450,801
Tate & Lyle PLC	918,395	10,292,917
Vodafone Group PLC	14,291,600	39,563,473
Xstrata PLC	780,700	14,920,740
TOTAL UNITED KINGDOM		551,649,468
United States of America - 1.0%
Corrections Corp. of America (a)	297,200	8,586,108
Lorillard, Inc.	70,000	9,470,300
TOTAL UNITED STATES OF AMERICA		18,056,408
TOTAL COMMON STOCKS (Cost $1,831,911,704)		1,856,229,873
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Henkel AG & Co. KGaA	231,200	17,200,716
ProSiebenSat.1 Media AG	341,400	8,668,311
Volkswagen AG (d)	90,868	17,213,650
TOTAL GERMANY		43,082,677
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	107,367,400	174,268
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,935,729)		43,256,945
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	19,608,732	$ 19,608,732
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	64,285,742	64,285,742
TOTAL MONEY MARKET FUNDS (Cost $83,894,474)		83,894,474
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,952,741,907)	1,983,381,292
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(55,757,482)
NET ASSETS - 100%	$ 1,927,623,810
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,933
Fidelity Securities Lending Cash Central Fund	854,338
Total	$ 896,271
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 276,543,640	$ 200,703,436	$ 75,840,204	$ -
Consumer Staples	324,698,101	233,478,562	91,219,539	-
Energy	124,897,566	22,832,137	102,065,429	-
Financials	270,966,450	185,772,973	85,193,477	-
Health Care	186,059,969	84,580,112	101,479,857	-
Industrials	314,312,083	240,570,335	73,741,748	-
Information Technology	145,316,522	53,219,670	92,096,852	-
Materials	202,321,353	117,614,300	84,707,053	-
Telecommunication Services	54,371,134	14,807,661	39,563,473	-
Money Market Funds	83,894,474	83,894,474	-	-
Total Investments in Securities:	$ 1,983,381,292	$ 1,237,473,660	$ 745,907,632	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Overseas Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $59,853,343) - See accompanying schedule: Unaffiliated issuers (cost $1,868,847,433)	$ 1,899,486,818
Fidelity Central Funds (cost $83,894,474)	83,894,474
Total Investments (cost $1,952,741,907)		$ 1,983,381,292
Receivable for investments sold		1,991,721
Receivable for fund shares sold		1,080,506
Dividends receivable		11,572,394
Distributions receivable from Fidelity Central Funds		215,099
Prepaid expenses		2,268
Other receivables		387,107
Total assets		1,998,630,387

Liabilities
Payable for investments purchased	$ 3,586,203
Payable for fund shares redeemed	1,771,771
Accrued management fee	663,447
Other affiliated payables	420,667
Other payables and accrued expenses	278,747
Collateral on securities loaned, at value	64,285,742
Total liabilities		71,006,577

Net Assets		$ 1,927,623,810
Net Assets consist of:
Paid in capital		$ 3,419,289,384
Undistributed net investment income		24,665,870
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,547,127,567)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,796,123
Net Assets		$ 1,927,623,810

Overseas: Net Asset Value, offering price and redemption price per share ($1,659,809,191 ÷ 54,763,523 shares)		$ 30.31

Class K: Net Asset Value, offering price and redemption price per share ($267,814,619 ÷ 8,853,911 shares)		$ 30.25

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 37,337,563
Interest		33
Income from Fidelity Central Funds		896,271
Income before foreign taxes withheld		38,233,867
Less foreign taxes withheld		(3,170,802)
Total income		35,063,065

Expenses
Management fee Basic fee	$ 7,438,927
Performance adjustment	(5,023,994)
Transfer agent fees	2,144,267
Accounting and security lending fees	469,442
Custodian fees and expenses	104,583
Independent trustees' compensation	6,979
Appreciation in deferred trustee compensation account	297
Registration fees	48,521
Audit	45,343
Legal	45,261
Interest	559
Miscellaneous	11,859
Total expenses before reductions	5,292,044
Expense reductions	(456,374)	4,835,670
Net investment income (loss)		30,227,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(103,251,043)
Foreign currency transactions	(621,614)
Futures contracts	4,377,933
Total net realized gain (loss)		(99,494,724)
Change in net unrealized appreciation (depreciation) on: Investment securities	176,229,900
Assets and liabilities in foreign currencies	133,869
Total change in net unrealized appreciation (depreciation)		176,363,769
Net gain (loss)		76,869,045
Net increase (decrease) in net assets resulting from operations		$ 107,096,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,227,395	$ 70,820,055
Net realized gain (loss)	(99,494,724)	282,595,294
Change in net unrealized appreciation (depreciation)	176,363,769	(436,401,912)
Net increase (decrease) in net assets resulting from operations	107,096,440	(82,986,563)
Distributions to shareholders from net investment income	(70,077,891)	(92,196,839)
Distributions to shareholders from net realized gain	(1,661,965)	-
Total distributions	(71,739,856)	(92,196,839)
Share transactions - net increase (decrease)	(773,445,677)	(3,671,962,139)
Redemption fees	57,576	112,180
Total increase (decrease) in net assets	(738,031,517)	(3,847,033,361)

Net Assets
Beginning of period	2,665,655,327	6,512,688,688
End of period (including undistributed net investment income of $24,665,870 and undistributed net investment income of $64,516,366, respectively)	$ 1,927,623,810	$ 2,665,655,327

Financial Highlights - Overseas

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.28	$ 31.56	$ 30.13	$ 25.43	$ 58.39	$ 47.08
Income from Investment Operations
Net investment income (loss) D	.41	.47	.42	.52	.55	.70
Net realized and unrealized gain (loss)	1.47	(2.27)	1.49	4.55	(27.19)	15.80
Total from investment operations	1.88	(1.80)	1.91	5.07	(26.64)	16.50
Distributions from net investment income	(.83)	(.48)	(.47)	(.37)	(.57)	(.55)
Distributions from net realized gain	(.02)	-	(.01)	-	(5.75)	(4.64)
Total distributions	(.85)	(.48)	(.48)	(.37)	(6.32)	(5.19)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 30.31	$ 29.28	$ 31.56	$ 30.13	$ 25.43	$ 58.39
Total Return B,C	6.70%	(5.83)%	6.33%	20.44%	(50.88)%	38.79%
Ratios to Average Net Assets E,G
Expenses before reductions	.53% A	.73%	.89%	1.02%	1.13%	.95%
Expenses net of fee waivers, if any	.53% A	.73%	.89%	1.02%	1.13%	.95%
Expenses net of all reductions	.49% A	.67%	.85%	.98%	1.10%	.91%
Net investment income (loss)	2.84% A	1.44%	1.41%	2.01%	1.33%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,659,809	$ 2,215,717	$ 5,548,689	$ 6,602,017	$ 5,464,901	$ 9,543,353
Portfolio turnover rate F	133% A	77%	111%	115%	113%	87%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.29	$ 31.59	$ 30.16	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.44	.52	.47	.59	.13
Net realized and unrealized gain (loss)	1.46	(2.27)	1.50	4.54	(19.68)
Total from investment operations	1.90	(1.75)	1.97	5.13	(19.55)
Distributions from net investment income	(.92)	(.55)	(.53)	(.42)	-
Distributions from net realized gain	(.02)	-	(.01)	-	-
Total distributions	(.94)	(.55)	(.54)	(.42)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 30.25	$ 29.29	$ 31.59	$ 30.16	$ 25.45
Total Return B,C	6.81%	(5.67)%	6.55%	20.73%	(43.44)%
Ratios to Average Net Assets E,H
Expenses before reductions	.35% A	.56%	.69%	.78%	.96% A
Expenses net of fee waivers, if any	.35% A	.55%	.69%	.78%	.96% A
Expenses net of all reductions	.31% A	.50%	.66%	.74%	.93% A
Net investment income (loss)	3.03% A	1.61%	1.60%	2.25%	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,815	$ 291,323	$ 368,004	$ 383,048	$ 44,277
Portfolio turnover rate F	133% A	77%	111%	115%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through December 16, 2011, and all outstanding shares were redeemed by December 16, 2011. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 129,126,685
Gross unrealized depreciation	(106,206,344)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,920,341

Tax cost	$ 1,960,460,951

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (464,379,963)
2017	(939,719,765)
Total capital loss carryforward	$ (1,404,099,728)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $4,377,933 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,377,536,387 and $1,998,608,999, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .23% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 2,060,755.24
Class K	83,512.05
	$ 2,144,267

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $365 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 29,057,000.35%		$ 559

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,331 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $854,338.During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $456,374 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012 A	Year ended October 31, 2011
From net investment income
Overseas	$ 56,962,859	$ 75,897,727
Class K	9,516,308	6,408,873
Class F	3,598,724	9,890,239
Total	$ 70,077,891	$ 92,196,839
From net realized gain
Overseas	$ 1,377,579	$ -
Class K	207,326	-
Class F	77,060	-
Total	$ 1,661,965	$ -

A All Class F shares were redeemed on December 16, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012A	Year ended October 31, 2011	Six months ended April 30, 2012A	Year ended October 31, 2011
Overseas
Shares sold	2,912,487	10,588,919	$ 83,171,556	$ 338,680,110
Reinvestment of distributions	2,082,243	2,356,512	57,282,489	75,196,294
Shares redeemed	(25,906,055)	(113,084,725)	(726,937,577)	(3,611,089,764)
Net increase (decrease)	(20,911,325)	(100,139,294)	$ (586,483,532)	$ (3,197,213,360)
Class K
Shares sold	3,997,574	4,129,689	$ 112,890,455	$ 128,992,232
Reinvestment of distributions	354,489	201,094	9,723,634	6,408,873
Shares redeemed	(5,444,099)	(6,034,878)	(162,301,936)	(198,074,826)
Net increase (decrease)	(1,092,036)	(1,704,095)	$ (39,687,847)	$ (62,673,721)
Class F
Shares sold	373,582	12,066,248	$ 10,277,470	$ 388,123,231
Reinvestment of distributions	134,104	310,526	3,675,784	9,890,239
Shares redeemed	(5,923,991)	(25,830,866)	(161,227,552)	(810,088,528)
Net increase (decrease)	(5,416,305)	(13,454,092)	$ (147,274,298)	$ (412,075,058)

A All Class F shares were redeemed on December 16, 2011.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors (UK) Limited
FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

OVE-K-USAN-0612
1.863321.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global Commodity
Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.34%
Actual		$ 1,000.00	$ 977.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.72
Class T	1.61%
Actual		$ 1,000.00	$ 976.40	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.07
Class B	2.11%
Actual		$ 1,000.00	$ 973.30	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.57
Class C	2.11%
Actual		$ 1,000.00	$ 973.90	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.57
Global Commodity Stock	1.10%
Actual		$ 1,000.00	$ 978.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class	1.05%
Actual		$ 1,000.00	$ 978.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC	5.6	5.0
Monsanto Co.	4.6	2.6
Potash Corp. of Saskatchewan, Inc.	4.1	4.1
Exxon Mobil Corp.	3.4	5.3
Chevron Corp.	3.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom)	3.0	3.1
Rio Tinto PLC	2.7	2.7
Barrick Gold Corp.	2.5	2.0
Goldcorp, Inc.	2.5	2.0
The Mosaic Co.	1.9	1.8
	33.4
Top Sectors (% of fund's net assets)
As of April 30, 2012
Energy 37.0%
Metals 36.8%
Agriculture 23.5%
Other 2.5%
Short-Term Investments and Net Other Assets 0.2%

As of October 31, 2011
Energy 37.9%
Metals 31.8%
Agriculture 22.8%
Other 6.2%
Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 18.9%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	$ 93,146
Fertilizers & Agricultural Chemicals - 18.9%
Agrium, Inc.	112,400	9,902,352
CF Industries Holdings, Inc.	54,372	10,497,058
China BlueChemical Ltd. (H Shares)	572,000	409,169
Incitec Pivot Ltd.	405,699	1,382,155
Israel Chemicals Ltd.	380,600	4,366,265
Israel Corp. Ltd. (Class A)	1,000	653,421
K&S AG	74,207	3,708,871
Monsanto Co.	415,100	31,622,318
Potash Corp. of Saskatchewan, Inc.	671,500	28,552,771
Rentech Nitrogen Partners LP	36,300	1,069,761
Sinofert Holdings Ltd.	1,780,000	387,722
Syngenta AG (Switzerland)	35,862	12,577,352
Taiwan Fertilizer Co. Ltd.	93,000	223,289
The Mosaic Co.	247,500	13,072,950
United Phosphorous Ltd.	252,256	557,056
Uralkali JSC GDR (Reg. S)	137,900	5,219,515
Yara International ASA	137,800	6,759,600
		130,961,625
TOTAL CHEMICALS		131,054,771
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	12,200	704,550
Foster Wheeler AG (a)	15,500	356,500
		1,061,050
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Rock-Tenn Co. Class A	27,400	1,707,842
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Regal-Beloit Corp.	16,802	1,136,487
ENERGY EQUIPMENT & SERVICES - 3.1%
Oil & Gas Drilling - 2.3%
Cathedral Energy Services Ltd.	96,370	555,146
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,800	478,800
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Noble Corp.	85,500	$ 3,254,130
Ocean Rig UDW, Inc. (United States)	83,400	1,453,662
PHX Energy Services Corp.	3,600	34,879
Precision Drilling Corp. (a)	94,200	867,851
Rowan Companies, Inc. (a)	32,900	1,136,037
Transocean Ltd. (United States)	29,800	1,501,622
Trinidad Drilling Ltd.	337,171	2,184,656
Tuscany International Drilling, Inc. (a)	1,035,700	733,981
Unit Corp. (a)	9,700	409,825
Vantage Drilling Co. (a)	2,135,982	3,374,852
		15,985,441
Oil & Gas Equipment & Services - 0.8%
BW Offshore Ltd.	75,900	105,448
Cal Dive International, Inc. (a)	87,700	339,399
Cameron International Corp. (a)	9,200	471,500
Compagnie Generale de Geophysique SA (a)	39,700	1,138,595
Fugro NV (Certificaten Van Aandelen) unit	3,300	240,532
Halliburton Co.	76,000	2,600,720
McDermott International, Inc. (a)	51,000	576,300
National Oilwell Varco, Inc.	4,200	318,192
Saipem SpA	659	32,557
		5,823,243
TOTAL ENERGY EQUIPMENT & SERVICES		21,808,684
FOOD PRODUCTS - 2.0%
Agricultural Products - 2.0%
Archer Daniels Midland Co.	152,700	4,707,741
Bunge Ltd.	93,300	6,017,850
China Agri-Industries Holding Ltd.	1,571,000	1,158,207
Cosan Ltd. Class A	85,100	1,177,784
Golden Agri-Resources Ltd.	716,000	425,209
Wilmar International Ltd.	45,000	177,069
		13,663,860
MACHINERY - 1.5%
Construction & Farm Machinery & Heavy Trucks - 1.5%
Cummins, Inc.	900	104,247
Deere & Co.	450	37,062
Fiat Industrial SpA	186,900	2,120,374
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	954,016	$ 1,597,725
Joy Global, Inc.	95,750	6,776,228
		10,635,636
METALS & MINING - 36.8%
Aluminum - 0.3%
Alcoa, Inc.	182,300	1,773,779
Diversified Metals & Mining - 15.8%
Anglo American PLC (United Kingdom)	308,651	11,863,004
BHP Billiton PLC	1,211,714	39,012,145
Copper Mountain Mining Corp. (a)	1,376,156	5,976,927
Eurasian Natural Resources Corp. PLC	54,400	494,020
First Quantum Minerals Ltd.	152,900	3,176,419
Freeport-McMoRan Copper & Gold, Inc.	210,100	8,046,830
Glencore International PLC (d)	7,100	49,046
Grupo Mexico SA de CV Series B	89,411	275,819
Horsehead Holding Corp. (a)	221,000	2,481,830
Iluka Resources Ltd.	37,348	661,487
Ivanhoe Australia Ltd. (a)	60,448	78,722
Ivanhoe Mines Ltd. (a)	285,340	3,330,772
Kazakhmys PLC	33,100	462,569
Lynas Corp. Ltd. (a)(d)	385,000	451,251
Mongolian Mining Corp. (a)	1,120,000	902,219
Norilsk Nickel OJSC sponsored ADR	1,700	30,107
Rio Tinto PLC	331,087	18,561,300
Sterlite Industries (India) Ltd.	148,488	299,458
Teck Resources Ltd. Class B (sub. vtg.)	114,800	4,284,007
Walter Energy, Inc.	21,600	1,432,296
Xstrata PLC	424,291	8,109,051
		109,979,279
Gold - 13.3%
Agnico-Eagle Mines Ltd. (Canada)	93,900	3,751,247
AngloGold Ashanti Ltd. sponsored ADR	113,800	3,912,444
Barrick Gold Corp.	435,800	17,630,542
Centerra Gold, Inc.	104,400	1,351,836
Compania de Minas Buenaventura SA sponsored ADR	7,700	317,779
Eldorado Gold Corp.	225,550	3,196,862
Franco-Nevada Corp.	12,700	569,716
Gold Fields Ltd. sponsored ADR	167,100	2,150,577
Goldcorp, Inc.	443,900	17,000,999
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	$ 1,537,450
IAMGOLD Corp.	97,900	1,214,148
Kingsgate Consolidated NL	184,515	1,191,869
Kinross Gold Corp.	694,705	6,224,388
New Gold, Inc. (a)	255,100	2,324,374
Newcrest Mining Ltd.	412,343	11,298,468
Newmont Mining Corp.	116,900	5,570,285
Osisko Mining Corp. (a)	127,000	1,307,608
Premier Gold Mines Ltd. (a)	266,500	1,289,668
Randgold Resources Ltd. sponsored ADR	88,100	7,854,115
Royal Gold, Inc.	6,900	427,524
Yamana Gold, Inc.	152,200	2,232,729
Zijin Mining Group Co. Ltd. (H Shares)	658,000	214,566
		92,569,194
Precious Metals & Minerals - 1.9%
African Minerals Ltd. (a)	627,400	5,295,331
Anglo Platinum Ltd.	1,400	90,717
Aquarius Platinum Ltd. (United Kingdom)	492,800	1,039,823
Gem Diamonds Ltd. (a)	20,000	84,077
Impala Platinum Holdings Ltd.	3,650	71,001
Lonmin PLC	5,922	100,157
Northam Platinum Ltd.	30,500	130,815
Pan American Silver Corp. (d)	198,300	3,856,586
Silver Wheaton Corp.	80,600	2,461,044
		13,129,551
Steel - 5.5%
Allegheny Technologies, Inc.	22,400	961,856
ArcelorMittal SA Class A unit (d)	209,200	3,625,436
Cliffs Natural Resources, Inc.	19,600	1,220,296
Commercial Metals Co.	19,550	288,949
Fortescue Metals Group Ltd.	747,486	4,392,253
Gerdau SA sponsored ADR	179,500	1,685,505
Hyundai Steel Co.	8,903	776,760
JFE Holdings, Inc.	62,500	1,168,917
Jindal Steel & Power Ltd.	61,255	586,206
JSW Steel Ltd.	9,216	121,323
London Mining PLC (a)	722,600	3,503,896
Maanshan Iron & Steel Ltd. (H Shares)	3,179,000	897,322
Magnitogorsk Iron & Steel Works OJSC unit	47,700	251,856
Nippon Steel Corp.	236,000	588,122
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Nucor Corp.	50,100	$ 1,964,421
POSCO	16,744	5,546,928
Sumitomo Metal Industries Ltd.	111,000	199,410
Tata Steel Ltd.	38,117	335,573
Thyssenkrupp AG	59,500	1,409,913
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,900	39,529
Vale SA (PN-A) sponsored ADR	354,600	7,669,998
Voestalpine AG	23,100	747,829
Yamato Kogyo Co. Ltd.	9,100	258,958
		38,241,256
TOTAL METALS & MINING		255,693,059
OIL, GAS & CONSUMABLE FUELS - 33.9%
Coal & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	484,337	7,812,356
Banpu PCL (For. Reg.)	8,950	161,801
Cameco Corp.	19,600	433,770
China Coal Energy Co. Ltd. (H Shares)	61,000	70,052
CONSOL Energy, Inc.	2,100	69,804
Paladin Energy Ltd.:
(Australia) (a)	93,842	155,942
(Canada) (a)	271,500	448,033
Peabody Energy Corp.	332,300	10,337,853
Yanzhou Coal Mining Co. Ltd. (H Shares)	100,000	209,445
		19,699,056
Integrated Oil & Gas - 19.9%
BG Group PLC	305,950	7,203,001
BP PLC	1,753,200	12,666,856
Cenovus Energy, Inc.	32,600	1,183,204
Chevron Corp.	199,900	21,301,344
China Petroleum & Chemical Corp. (H Shares)	116,000	123,205
ConocoPhillips	2,900	207,727
ENI SpA	240,627	5,347,092
Exxon Mobil Corp.	275,361	23,774,669
Gazprom OAO sponsored ADR	494,800	5,675,356
Hess Corp.	39,100	2,038,674
InterOil Corp. (a)(d)	81,700	4,937,948
Lukoil Oil Co. sponsored ADR	39,900	2,447,865
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Murphy Oil Corp.	81,700	$ 4,491,049
Occidental Petroleum Corp.	76,900	7,014,818
OMV AG	13,300	450,287
Origin Energy Ltd.	136,059	1,879,646
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	348,200	7,716,112
Repsol YPF SA	81,071	1,550,800
Royal Dutch Shell PLC Class A (United Kingdom)	586,750	20,929,576
StatoilHydro ASA	8,300	222,734
Suncor Energy, Inc.	192,532	6,360,232
Total SA	7,200	345,652
		137,867,847
Oil & Gas Exploration & Production - 9.8%
Anadarko Petroleum Corp.	70,000	5,124,700
Apache Corp.	71,600	6,869,304
ARC Resources Ltd.	10,700	220,337
Bonavista Energy Corp. (d)	132,400	2,388,629
C&C Energia Ltd. (a)	116,300	866,584
Cabot Oil & Gas Corp.	113,300	3,981,362
Canadian Natural Resources Ltd.	104,200	3,620,495
Celtic Exploration Ltd. (a)	15,900	233,087
Chesapeake Energy Corp.	65,700	1,211,508
Cimarex Energy Co.	7,400	511,414
CNOOC Ltd.	120,000	253,578
CNOOC Ltd. sponsored ADR	14,800	3,132,420
Cobalt International Energy, Inc. (a)	10,100	270,276
Concho Resources, Inc. (a)	2,800	300,104
Crew Energy, Inc. (a)	378,000	2,678,816
Denbury Resources, Inc. (a)	39,000	742,560
Devon Energy Corp.	25,600	1,788,160
Double Eagle Petroleum Co. (a)	148,685	816,281
Encana Corp.	8,600	180,141
EOG Resources, Inc.	1,400	153,734
EQT Corp.	4,600	229,172
Gran Tierra Energy, Inc. (Canada) (a)	52,500	338,573
INPEX Corp.	125	825,365
Marathon Oil Corp.	67,800	1,989,252
Newfield Exploration Co. (a)	13,700	491,830
Nexen, Inc.	272,200	5,260,742
Niko Resources Ltd. (d)	30,600	1,289,367
Noble Energy, Inc.	15,800	1,569,256
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
NOVATEK OAO GDR (Reg. S)	8,700	$ 1,105,770
Oasis Petroleum, Inc. (a)	7,050	233,144
OGX Petroleo e Gas Participacoes SA (a)	134,300	932,135
Pacific Rubiales Energy Corp.	1,700	48,776
Painted Pony Petroleum Ltd. (a)(e)	15,000	121,033
Painted Pony Petroleum Ltd. Class A (a)	264,000	2,130,175
Penn West Petroleum Ltd.	166,100	2,846,948
Petrominerales Ltd.	146,026	2,136,245
Pioneer Natural Resources Co.	11,700	1,355,094
Progress Energy Resources Corp.	21,800	239,905
QEP Resources, Inc.	23,700	730,197
Rosetta Resources, Inc. (a)	13,200	663,564
SM Energy Co.	22,400	1,480,864
Southwestern Energy Co. (a)	35,700	1,127,406
Stone Energy Corp. (a)	1,350	37,868
Talisman Energy, Inc.	254,400	3,327,611
Tullow Oil PLC	51,100	1,272,306
Ultra Petroleum Corp. (a)	13,500	266,760
Whiting Petroleum Corp. (a)	9,400	537,680
		67,930,528
Oil & Gas Refining & Marketing - 1.2%
Marathon Petroleum Corp.	74,850	3,114,509
Tesoro Corp. (a)	42,900	997,425
Valero Energy Corp.	171,400	4,233,580
		8,345,514
Oil & Gas Storage & Transport - 0.2%
Cheniere Energy, Inc. (a)	47,700	873,387
Williams Companies, Inc.	12,000	408,360
		1,281,747
TOTAL OIL, GAS & CONSUMABLE FUELS		235,124,692
PAPER & FOREST PRODUCTS - 2.6%
Paper Products - 2.6%
Empresas CMPC SA	333,075	1,369,103
Fibria Celulose SA sponsored ADR	11,789	93,605
International Paper Co.	259,000	8,627,290
MeadWestvaco Corp.	4,800	152,736
Nine Dragons Paper (Holdings) Ltd.	1,102,000	909,024
Nippon Paper Group, Inc. (d)	86,800	1,737,840
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Oji Paper Co. Ltd.	156,000	$ 716,336
Stora Enso Oyj (R Shares)	286,400	1,952,552
Suzano Papel e Celulose SA	19,725	74,506
Svenska Cellulosa AB (SCA) (B Shares)	12,400	196,496
UPM-Kymmene Corp.	195,300	2,500,064
		18,329,552
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	95,500	2,793,711
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	13,200	286,088
TOTAL COMMON STOCKS (Cost $697,228,059)		693,295,432
Convertible Bonds - 0.0%
Principal Amount
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	111,819
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	661,357	$ 661,357
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	13,111,077	13,111,077
TOTAL MONEY MARKET FUNDS (Cost $13,772,434)		13,772,434
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $711,377,622)		707,179,685
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(12,590,361)
NET ASSETS - 100%		$ 694,589,324
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,033 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,405
Fidelity Securities Lending Cash Central Fund	131,599
Total	$ 134,004
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 693,295,432	$ 567,486,769	$ 125,808,663	$ -
Convertible Bonds	111,819	-	111,819	-
Money Market Funds	13,772,434	13,772,434	-	-
Total Investments in Securities:	$ 707,179,685	$ 581,259,203	$ 125,920,482	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,272,029
Total Realized Gain (Loss)	(2,861,089)
Total Unrealized Gain (Loss)	2,144,784
Cost of Purchases	-
Proceeds of Sales	(239,112)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(316,612)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	33.4%
Canada	23.7%
United Kingdom	17.9%
Australia	3.2%
Brazil	2.6%
Switzerland	2.6%
Bermuda	2.2%
Russia	2.1%
Japan	1.2%
Bailiwick of Jersey	1.1%
South Africa	1.1%
Italy	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,812,660) - See accompanying schedule: Unaffiliated issuers (cost $697,605,188)	$ 693,407,251
Fidelity Central Funds (cost $13,772,434)	13,772,434
Total Investments (cost $711,377,622)		$ 707,179,685
Cash		12,126
Foreign currency held at value (cost $110,498)		110,253
Receivable for investments sold		10,544,598
Receivable for fund shares sold		930,605
Dividends receivable		970,982
Interest receivable		3,911
Distributions receivable from Fidelity Central Funds		27,697
Prepaid expenses		1,099
Other receivables		20,002
Total assets		719,800,958

Liabilities
Payable for investments purchased	$ 8,960,791
Payable for fund shares redeemed	2,414,237
Accrued management fee	410,291
Distribution and service plan fees payable	65,325
Other affiliated payables	205,373
Other payables and accrued expenses	44,540
Collateral on securities loaned, at value	13,111,077
Total liabilities		25,211,634

Net Assets		$ 694,589,324
Net Assets consist of:
Paid in capital		$ 746,257,380
Undistributed net investment income		1,663,525
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,136,302)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,195,279)
Net Assets		$ 694,589,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,282,419 ÷ 7,827,862 shares)	$ 14.73

Maximum offering price per share (100/94.25 of $14.73)	$ 15.63
Class T: Net Asset Value and redemption price per share ($19,746,730 ÷ 1,343,650 shares)	$ 14.70

Maximum offering price per share (100/96.50 of $14.70)	$ 15.23
Class B: Net Asset Value and offering price per share ($3,736,431 ÷ 255,868 shares)A	$ 14.60

Class C: Net Asset Value and offering price per share ($35,567,611 ÷ 2,443,252 shares)A	$ 14.56

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($462,478,956 ÷ 31,286,637 shares)	$ 14.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,777,177 ÷ 3,908,876 shares)	$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 7,259,766
Interest		5,858
Income from Fidelity Central Funds		134,004
Income before foreign taxes withheld		7,399,628
Less foreign taxes withheld		(466,003)
Total income		6,933,625

Expenses
Management fee	$ 2,614,626
Transfer agent fees	1,065,622
Distribution and service plan fees	405,093
Accounting and security lending fees	181,767
Custodian fees and expenses	47,661
Independent trustees' compensation	2,260
Registration fees	106,677
Audit	26,541
Legal	1,523
Interest	448
Miscellaneous	4,646
Total expenses before reductions	4,456,864
Expense reductions	(26,795)	4,430,069
Net investment income (loss)		2,503,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,977,072)
Foreign currency transactions	(533,595)
Total net realized gain (loss)		(35,510,667)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,485,704
Assets and liabilities in foreign currencies	250,789
Total change in net unrealized appreciation (depreciation)		14,736,493
Net gain (loss)		(20,774,174)
Net increase (decrease) in net assets resulting from operations		$ (18,270,618)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,503,556	$ 6,869,450
Net realized gain (loss)	(35,510,667)	(6,898,032)
Change in net unrealized appreciation (depreciation)	14,736,493	(67,719,909)
Net increase (decrease) in net assets resulting from operations	(18,270,618)	(67,748,491)
Distributions to shareholders from net investment income	(3,692,921)	(5,045,313)
Distributions to shareholders from net realized gain	(671,463)	(2,104,800)
Total distributions	(4,364,384)	(7,150,113)
Share transactions - net increase (decrease)	(63,255,282)	418,528,912
Redemption fees	11,709	94,436
Total increase (decrease) in net assets	(85,878,575)	343,724,744

Net Assets
Beginning of period	780,467,899	436,743,155
End of period (including undistributed net investment income of $1,663,525 and undistributed net investment income of $2,852,890, respectively)	$ 694,589,324	$ 780,467,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	(.38)	(.38)	2.20	3.29
Total from investment operations	(.34)	(.26)	2.39	3.28
Distributions from net investment income	(.05)	(.13)	- K	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.73	$ 15.14	$ 15.60	$ 13.29
Total Return B,C,D	(2.26)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.34% A	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.34% A	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.33% A	1.31%	1.36%	1.48% A
Net investment income (loss)	.55% A	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,282	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	(.38)	(.38)	2.19	3.29
Total from investment operations	(.36)	(.31)	2.35	3.26
Distributions from net investment income	(.01)	(.10)	-	-
Distributions from net realized gain	(.01)	(.06)	(.07)	-
Total distributions	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.70	$ 15.08	$ 15.55	$ 13.27
Total Return B,C,D	(2.36)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F,J
Expenses before reductions	1.61% A	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.61% A	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.61% A	1.59%	1.61%	1.73% A
Net investment income (loss)	.27% A	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,747	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.38)	(.39)	2.20	3.28
Total from investment operations	(.40)	(.40)	2.28	3.21
Distributions from net realized gain	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.60	$ 15.00	$ 15.46	$ 13.22
Total Return B,C,D	(2.67)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.10% A	2.10%	2.15%	2.23% A
Net investment income (loss)	(.22)% A	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,736	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37) %.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.37)	(.38)	2.19	3.28
Total from investment operations	(.39)	(.39)	2.27	3.21
Distributions from net investment income	-	(.05)	-	-
Distributions from net realized gain	-	(.06)	(.04)	-
Total distributions	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.56	$ 14.95	$ 15.45	$ 13.22
Total Return B,C,D	(2.61)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.11% A	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.10% A	2.08%	2.13%	2.23% A
Net investment income (loss)	(.22)% A	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,568	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34) %.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.39)	(.39)	2.21	3.29
Total from investment operations	(.33)	(.23)	2.44	3.30
Distributions from net investment income	(.08)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01
Net asset value, end of period	$ 14.78	$ 15.21	$ 15.66	$ 13.31
Total Return B,C	(2.17)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.10% A	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.10% A	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.10% A	1.07%	1.09%	1.23% A
Net investment income (loss)	.78% A	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,479	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.39)	(.38)	2.21	3.29
Total from investment operations	(.33)	(.22)	2.44	3.30
Distributions from net investment income	(.09)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01
Net asset value, end of period	$ 14.78	$ 15.22	$ 15.66	$ 13.31
Total Return B,C	(2.17)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.05% A	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.05% A	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.04% A	1.03%	1.07%	1.23% A
Net investment income (loss)	.84% A	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,777	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,178,331
Gross unrealized depreciation	(71,558,432)
Net unrealized appreciation (depreciation) on securities and other investments	$ (9,380,101)

Tax cost	$ 716,559,786

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (6,966,394)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $305,334,474 and $361,830,057, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 152,972	$ 4,097
Class T	.25%	.25%	50,416	204
Class B	.75%	.25%	20,085	15,081
Class C	.75%	.25%	181,620	83,745
			$ 405,093	$ 103,127

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,322
Class T	4,594
Class B*	12,641
Class C*	8,888
$ 51,445

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 171,919.28
Class T	30,688.30
Class B	6,036.30
Class C	53,714.30
Global Commodity Stock	736,590.30
Institutional Class	66,675.24
	$ 1,065,622

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,853 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,051,308.41%		$ 448

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $131,599. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,795 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 437,422	$ 597,144
Class T	12,232	82,038
Class C	-	56,214
Global Commodity Stock	2,878,965	3,895,270
Institutional Class	364,302	414,647
Total	$ 3,692,921	$ 5,045,313
From net realized gain
Class A	$ 117,768	$ 275,211
Class T	19,027	52,381
Class B	-	16,866
Class C	-	68,717
Global Commodity Stock	479,827	1,532,256
Institutional Class	54,841	159,369
Total	$ 671,463	$ 2,104,800

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	959,585	7,297,574	$ 14,277,437	$ 124,882,197
Reinvestment of distributions	32,805	39,060	472,060	643,900
Shares redeemed	(1,617,333)	(2,752,883)	(23,682,631)	(44,565,640)
Net increase (decrease)	(624,943)	4,583,751	$ (8,933,134)	$ 80,960,457
Class T
Shares sold	127,646	866,549	$ 1,904,855	$ 14,740,169
Reinvestment of distributions	1,948	7,294	28,015	120,226
Shares redeemed	(166,928)	(249,100)	(2,463,872)	(4,030,489)
Net increase (decrease)	(37,334)	624,743	$ (531,002)	$ 10,829,906
Class B
Shares sold	5,739	82,231	$ 84,275	$ 1,397,980
Reinvestment of distributions	-	917	-	14,988
Shares redeemed	(38,073)	(76,244)	(564,284)	(1,237,701)
Net increase (decrease)	(32,334)	6,904	$ (480,009)	$ 175,267
Class C
Shares sold	326,143	2,215,036	$ 4,833,650	$ 37,885,797
Reinvestment of distributions	-	6,435	-	105,874
Shares redeemed	(369,384)	(662,765)	(5,336,150)	(10,246,197)
Net increase (decrease)	(43,241)	1,558,706	$ (502,500)	$ 27,745,474
Global Commodity Stock
Shares sold	4,370,273	32,339,719	$ 65,577,393	$ 553,926,075
Reinvestment of distributions	210,059	293,921	3,031,159	4,855,462
Shares redeemed	(8,214,828)	(17,519,084)	(122,035,655)	(288,860,403)
Net increase (decrease)	(3,634,496)	15,114,556	$ (53,427,103)	$ 269,921,134
Institutional Class
Shares sold	900,317	4,225,113	$ 13,304,390	$ 72,109,877
Reinvestment of distributions	18,526	16,850	267,335	278,352
Shares redeemed	(882,531)	(2,651,317)	(12,953,259)	(43,491,555)
Net increase (decrease)	36,312	1,590,646	$ 618,466	$ 28,896,674

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCS-USAN-0612
1.879398.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Commodity Stock

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Global
Commodity Stock Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.34%
Actual		$ 1,000.00	$ 977.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.72
Class T	1.61%
Actual		$ 1,000.00	$ 976.40	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.07
Class B	2.11%
Actual		$ 1,000.00	$ 973.30	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.57
Class C	2.11%
Actual		$ 1,000.00	$ 973.90	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.57
Global Commodity Stock	1.10%
Actual		$ 1,000.00	$ 978.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class	1.05%
Actual		$ 1,000.00	$ 978.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC	5.6	5.0
Monsanto Co.	4.6	2.6
Potash Corp. of Saskatchewan, Inc.	4.1	4.1
Exxon Mobil Corp.	3.4	5.3
Chevron Corp.	3.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom)	3.0	3.1
Rio Tinto PLC	2.7	2.7
Barrick Gold Corp.	2.5	2.0
Goldcorp, Inc.	2.5	2.0
The Mosaic Co.	1.9	1.8
	33.4
Top Sectors (% of fund's net assets)
As of April 30, 2012
Energy 37.0%
Metals 36.8%
Agriculture 23.5%
Other 2.5%
Short-Term Investments and Net Other Assets 0.2%

As of October 31, 2011
Energy 37.9%
Metals 31.8%
Agriculture 22.8%
Other 6.2%
Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 18.9%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	$ 93,146
Fertilizers & Agricultural Chemicals - 18.9%
Agrium, Inc.	112,400	9,902,352
CF Industries Holdings, Inc.	54,372	10,497,058
China BlueChemical Ltd. (H Shares)	572,000	409,169
Incitec Pivot Ltd.	405,699	1,382,155
Israel Chemicals Ltd.	380,600	4,366,265
Israel Corp. Ltd. (Class A)	1,000	653,421
K&S AG	74,207	3,708,871
Monsanto Co.	415,100	31,622,318
Potash Corp. of Saskatchewan, Inc.	671,500	28,552,771
Rentech Nitrogen Partners LP	36,300	1,069,761
Sinofert Holdings Ltd.	1,780,000	387,722
Syngenta AG (Switzerland)	35,862	12,577,352
Taiwan Fertilizer Co. Ltd.	93,000	223,289
The Mosaic Co.	247,500	13,072,950
United Phosphorous Ltd.	252,256	557,056
Uralkali JSC GDR (Reg. S)	137,900	5,219,515
Yara International ASA	137,800	6,759,600
		130,961,625
TOTAL CHEMICALS		131,054,771
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	12,200	704,550
Foster Wheeler AG (a)	15,500	356,500
		1,061,050
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Rock-Tenn Co. Class A	27,400	1,707,842
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Regal-Beloit Corp.	16,802	1,136,487
ENERGY EQUIPMENT & SERVICES - 3.1%
Oil & Gas Drilling - 2.3%
Cathedral Energy Services Ltd.	96,370	555,146
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,800	478,800
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Noble Corp.	85,500	$ 3,254,130
Ocean Rig UDW, Inc. (United States)	83,400	1,453,662
PHX Energy Services Corp.	3,600	34,879
Precision Drilling Corp. (a)	94,200	867,851
Rowan Companies, Inc. (a)	32,900	1,136,037
Transocean Ltd. (United States)	29,800	1,501,622
Trinidad Drilling Ltd.	337,171	2,184,656
Tuscany International Drilling, Inc. (a)	1,035,700	733,981
Unit Corp. (a)	9,700	409,825
Vantage Drilling Co. (a)	2,135,982	3,374,852
		15,985,441
Oil & Gas Equipment & Services - 0.8%
BW Offshore Ltd.	75,900	105,448
Cal Dive International, Inc. (a)	87,700	339,399
Cameron International Corp. (a)	9,200	471,500
Compagnie Generale de Geophysique SA (a)	39,700	1,138,595
Fugro NV (Certificaten Van Aandelen) unit	3,300	240,532
Halliburton Co.	76,000	2,600,720
McDermott International, Inc. (a)	51,000	576,300
National Oilwell Varco, Inc.	4,200	318,192
Saipem SpA	659	32,557
		5,823,243
TOTAL ENERGY EQUIPMENT & SERVICES		21,808,684
FOOD PRODUCTS - 2.0%
Agricultural Products - 2.0%
Archer Daniels Midland Co.	152,700	4,707,741
Bunge Ltd.	93,300	6,017,850
China Agri-Industries Holding Ltd.	1,571,000	1,158,207
Cosan Ltd. Class A	85,100	1,177,784
Golden Agri-Resources Ltd.	716,000	425,209
Wilmar International Ltd.	45,000	177,069
		13,663,860
MACHINERY - 1.5%
Construction & Farm Machinery & Heavy Trucks - 1.5%
Cummins, Inc.	900	104,247
Deere & Co.	450	37,062
Fiat Industrial SpA	186,900	2,120,374
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	954,016	$ 1,597,725
Joy Global, Inc.	95,750	6,776,228
		10,635,636
METALS & MINING - 36.8%
Aluminum - 0.3%
Alcoa, Inc.	182,300	1,773,779
Diversified Metals & Mining - 15.8%
Anglo American PLC (United Kingdom)	308,651	11,863,004
BHP Billiton PLC	1,211,714	39,012,145
Copper Mountain Mining Corp. (a)	1,376,156	5,976,927
Eurasian Natural Resources Corp. PLC	54,400	494,020
First Quantum Minerals Ltd.	152,900	3,176,419
Freeport-McMoRan Copper & Gold, Inc.	210,100	8,046,830
Glencore International PLC (d)	7,100	49,046
Grupo Mexico SA de CV Series B	89,411	275,819
Horsehead Holding Corp. (a)	221,000	2,481,830
Iluka Resources Ltd.	37,348	661,487
Ivanhoe Australia Ltd. (a)	60,448	78,722
Ivanhoe Mines Ltd. (a)	285,340	3,330,772
Kazakhmys PLC	33,100	462,569
Lynas Corp. Ltd. (a)(d)	385,000	451,251
Mongolian Mining Corp. (a)	1,120,000	902,219
Norilsk Nickel OJSC sponsored ADR	1,700	30,107
Rio Tinto PLC	331,087	18,561,300
Sterlite Industries (India) Ltd.	148,488	299,458
Teck Resources Ltd. Class B (sub. vtg.)	114,800	4,284,007
Walter Energy, Inc.	21,600	1,432,296
Xstrata PLC	424,291	8,109,051
		109,979,279
Gold - 13.3%
Agnico-Eagle Mines Ltd. (Canada)	93,900	3,751,247
AngloGold Ashanti Ltd. sponsored ADR	113,800	3,912,444
Barrick Gold Corp.	435,800	17,630,542
Centerra Gold, Inc.	104,400	1,351,836
Compania de Minas Buenaventura SA sponsored ADR	7,700	317,779
Eldorado Gold Corp.	225,550	3,196,862
Franco-Nevada Corp.	12,700	569,716
Gold Fields Ltd. sponsored ADR	167,100	2,150,577
Goldcorp, Inc.	443,900	17,000,999
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	$ 1,537,450
IAMGOLD Corp.	97,900	1,214,148
Kingsgate Consolidated NL	184,515	1,191,869
Kinross Gold Corp.	694,705	6,224,388
New Gold, Inc. (a)	255,100	2,324,374
Newcrest Mining Ltd.	412,343	11,298,468
Newmont Mining Corp.	116,900	5,570,285
Osisko Mining Corp. (a)	127,000	1,307,608
Premier Gold Mines Ltd. (a)	266,500	1,289,668
Randgold Resources Ltd. sponsored ADR	88,100	7,854,115
Royal Gold, Inc.	6,900	427,524
Yamana Gold, Inc.	152,200	2,232,729
Zijin Mining Group Co. Ltd. (H Shares)	658,000	214,566
		92,569,194
Precious Metals & Minerals - 1.9%
African Minerals Ltd. (a)	627,400	5,295,331
Anglo Platinum Ltd.	1,400	90,717
Aquarius Platinum Ltd. (United Kingdom)	492,800	1,039,823
Gem Diamonds Ltd. (a)	20,000	84,077
Impala Platinum Holdings Ltd.	3,650	71,001
Lonmin PLC	5,922	100,157
Northam Platinum Ltd.	30,500	130,815
Pan American Silver Corp. (d)	198,300	3,856,586
Silver Wheaton Corp.	80,600	2,461,044
		13,129,551
Steel - 5.5%
Allegheny Technologies, Inc.	22,400	961,856
ArcelorMittal SA Class A unit (d)	209,200	3,625,436
Cliffs Natural Resources, Inc.	19,600	1,220,296
Commercial Metals Co.	19,550	288,949
Fortescue Metals Group Ltd.	747,486	4,392,253
Gerdau SA sponsored ADR	179,500	1,685,505
Hyundai Steel Co.	8,903	776,760
JFE Holdings, Inc.	62,500	1,168,917
Jindal Steel & Power Ltd.	61,255	586,206
JSW Steel Ltd.	9,216	121,323
London Mining PLC (a)	722,600	3,503,896
Maanshan Iron & Steel Ltd. (H Shares)	3,179,000	897,322
Magnitogorsk Iron & Steel Works OJSC unit	47,700	251,856
Nippon Steel Corp.	236,000	588,122
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Nucor Corp.	50,100	$ 1,964,421
POSCO	16,744	5,546,928
Sumitomo Metal Industries Ltd.	111,000	199,410
Tata Steel Ltd.	38,117	335,573
Thyssenkrupp AG	59,500	1,409,913
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,900	39,529
Vale SA (PN-A) sponsored ADR	354,600	7,669,998
Voestalpine AG	23,100	747,829
Yamato Kogyo Co. Ltd.	9,100	258,958
		38,241,256
TOTAL METALS & MINING		255,693,059
OIL, GAS & CONSUMABLE FUELS - 33.9%
Coal & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	484,337	7,812,356
Banpu PCL (For. Reg.)	8,950	161,801
Cameco Corp.	19,600	433,770
China Coal Energy Co. Ltd. (H Shares)	61,000	70,052
CONSOL Energy, Inc.	2,100	69,804
Paladin Energy Ltd.:
(Australia) (a)	93,842	155,942
(Canada) (a)	271,500	448,033
Peabody Energy Corp.	332,300	10,337,853
Yanzhou Coal Mining Co. Ltd. (H Shares)	100,000	209,445
		19,699,056
Integrated Oil & Gas - 19.9%
BG Group PLC	305,950	7,203,001
BP PLC	1,753,200	12,666,856
Cenovus Energy, Inc.	32,600	1,183,204
Chevron Corp.	199,900	21,301,344
China Petroleum & Chemical Corp. (H Shares)	116,000	123,205
ConocoPhillips	2,900	207,727
ENI SpA	240,627	5,347,092
Exxon Mobil Corp.	275,361	23,774,669
Gazprom OAO sponsored ADR	494,800	5,675,356
Hess Corp.	39,100	2,038,674
InterOil Corp. (a)(d)	81,700	4,937,948
Lukoil Oil Co. sponsored ADR	39,900	2,447,865
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Murphy Oil Corp.	81,700	$ 4,491,049
Occidental Petroleum Corp.	76,900	7,014,818
OMV AG	13,300	450,287
Origin Energy Ltd.	136,059	1,879,646
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	348,200	7,716,112
Repsol YPF SA	81,071	1,550,800
Royal Dutch Shell PLC Class A (United Kingdom)	586,750	20,929,576
StatoilHydro ASA	8,300	222,734
Suncor Energy, Inc.	192,532	6,360,232
Total SA	7,200	345,652
		137,867,847
Oil & Gas Exploration & Production - 9.8%
Anadarko Petroleum Corp.	70,000	5,124,700
Apache Corp.	71,600	6,869,304
ARC Resources Ltd.	10,700	220,337
Bonavista Energy Corp. (d)	132,400	2,388,629
C&C Energia Ltd. (a)	116,300	866,584
Cabot Oil & Gas Corp.	113,300	3,981,362
Canadian Natural Resources Ltd.	104,200	3,620,495
Celtic Exploration Ltd. (a)	15,900	233,087
Chesapeake Energy Corp.	65,700	1,211,508
Cimarex Energy Co.	7,400	511,414
CNOOC Ltd.	120,000	253,578
CNOOC Ltd. sponsored ADR	14,800	3,132,420
Cobalt International Energy, Inc. (a)	10,100	270,276
Concho Resources, Inc. (a)	2,800	300,104
Crew Energy, Inc. (a)	378,000	2,678,816
Denbury Resources, Inc. (a)	39,000	742,560
Devon Energy Corp.	25,600	1,788,160
Double Eagle Petroleum Co. (a)	148,685	816,281
Encana Corp.	8,600	180,141
EOG Resources, Inc.	1,400	153,734
EQT Corp.	4,600	229,172
Gran Tierra Energy, Inc. (Canada) (a)	52,500	338,573
INPEX Corp.	125	825,365
Marathon Oil Corp.	67,800	1,989,252
Newfield Exploration Co. (a)	13,700	491,830
Nexen, Inc.	272,200	5,260,742
Niko Resources Ltd. (d)	30,600	1,289,367
Noble Energy, Inc.	15,800	1,569,256
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
NOVATEK OAO GDR (Reg. S)	8,700	$ 1,105,770
Oasis Petroleum, Inc. (a)	7,050	233,144
OGX Petroleo e Gas Participacoes SA (a)	134,300	932,135
Pacific Rubiales Energy Corp.	1,700	48,776
Painted Pony Petroleum Ltd. (a)(e)	15,000	121,033
Painted Pony Petroleum Ltd. Class A (a)	264,000	2,130,175
Penn West Petroleum Ltd.	166,100	2,846,948
Petrominerales Ltd.	146,026	2,136,245
Pioneer Natural Resources Co.	11,700	1,355,094
Progress Energy Resources Corp.	21,800	239,905
QEP Resources, Inc.	23,700	730,197
Rosetta Resources, Inc. (a)	13,200	663,564
SM Energy Co.	22,400	1,480,864
Southwestern Energy Co. (a)	35,700	1,127,406
Stone Energy Corp. (a)	1,350	37,868
Talisman Energy, Inc.	254,400	3,327,611
Tullow Oil PLC	51,100	1,272,306
Ultra Petroleum Corp. (a)	13,500	266,760
Whiting Petroleum Corp. (a)	9,400	537,680
		67,930,528
Oil & Gas Refining & Marketing - 1.2%
Marathon Petroleum Corp.	74,850	3,114,509
Tesoro Corp. (a)	42,900	997,425
Valero Energy Corp.	171,400	4,233,580
		8,345,514
Oil & Gas Storage & Transport - 0.2%
Cheniere Energy, Inc. (a)	47,700	873,387
Williams Companies, Inc.	12,000	408,360
		1,281,747
TOTAL OIL, GAS & CONSUMABLE FUELS		235,124,692
PAPER & FOREST PRODUCTS - 2.6%
Paper Products - 2.6%
Empresas CMPC SA	333,075	1,369,103
Fibria Celulose SA sponsored ADR	11,789	93,605
International Paper Co.	259,000	8,627,290
MeadWestvaco Corp.	4,800	152,736
Nine Dragons Paper (Holdings) Ltd.	1,102,000	909,024
Nippon Paper Group, Inc. (d)	86,800	1,737,840
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Oji Paper Co. Ltd.	156,000	$ 716,336
Stora Enso Oyj (R Shares)	286,400	1,952,552
Suzano Papel e Celulose SA	19,725	74,506
Svenska Cellulosa AB (SCA) (B Shares)	12,400	196,496
UPM-Kymmene Corp.	195,300	2,500,064
		18,329,552
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	95,500	2,793,711
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	13,200	286,088
TOTAL COMMON STOCKS (Cost $697,228,059)		693,295,432
Convertible Bonds - 0.0%
Principal Amount
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	111,819
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	661,357	$ 661,357
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	13,111,077	13,111,077
TOTAL MONEY MARKET FUNDS (Cost $13,772,434)		13,772,434
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $711,377,622)		707,179,685
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(12,590,361)
NET ASSETS - 100%		$ 694,589,324
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,033 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,405
Fidelity Securities Lending Cash Central Fund	131,599
Total	$ 134,004
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 693,295,432	$ 567,486,769	$ 125,808,663	$ -
Convertible Bonds	111,819	-	111,819	-
Money Market Funds	13,772,434	13,772,434	-	-
Total Investments in Securities:	$ 707,179,685	$ 581,259,203	$ 125,920,482	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,272,029
Total Realized Gain (Loss)	(2,861,089)
Total Unrealized Gain (Loss)	2,144,784
Cost of Purchases	-
Proceeds of Sales	(239,112)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(316,612)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	33.4%
Canada	23.7%
United Kingdom	17.9%
Australia	3.2%
Brazil	2.6%
Switzerland	2.6%
Bermuda	2.2%
Russia	2.1%
Japan	1.2%
Bailiwick of Jersey	1.1%
South Africa	1.1%
Italy	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,812,660) - See accompanying schedule: Unaffiliated issuers (cost $697,605,188)	$ 693,407,251
Fidelity Central Funds (cost $13,772,434)	13,772,434
Total Investments (cost $711,377,622)		$ 707,179,685
Cash		12,126
Foreign currency held at value (cost $110,498)		110,253
Receivable for investments sold		10,544,598
Receivable for fund shares sold		930,605
Dividends receivable		970,982
Interest receivable		3,911
Distributions receivable from Fidelity Central Funds		27,697
Prepaid expenses		1,099
Other receivables		20,002
Total assets		719,800,958

Liabilities
Payable for investments purchased	$ 8,960,791
Payable for fund shares redeemed	2,414,237
Accrued management fee	410,291
Distribution and service plan fees payable	65,325
Other affiliated payables	205,373
Other payables and accrued expenses	44,540
Collateral on securities loaned, at value	13,111,077
Total liabilities		25,211,634

Net Assets		$ 694,589,324
Net Assets consist of:
Paid in capital		$ 746,257,380
Undistributed net investment income		1,663,525
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,136,302)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,195,279)
Net Assets		$ 694,589,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,282,419 ÷ 7,827,862 shares)	$ 14.73

Maximum offering price per share (100/94.25 of $14.73)	$ 15.63
Class T: Net Asset Value and redemption price per share ($19,746,730 ÷ 1,343,650 shares)	$ 14.70

Maximum offering price per share (100/96.50 of $14.70)	$ 15.23
Class B: Net Asset Value and offering price per share ($3,736,431 ÷ 255,868 shares)A	$ 14.60

Class C: Net Asset Value and offering price per share ($35,567,611 ÷ 2,443,252 shares)A	$ 14.56

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($462,478,956 ÷ 31,286,637 shares)	$ 14.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,777,177 ÷ 3,908,876 shares)	$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 7,259,766
Interest		5,858
Income from Fidelity Central Funds		134,004
Income before foreign taxes withheld		7,399,628
Less foreign taxes withheld		(466,003)
Total income		6,933,625

Expenses
Management fee	$ 2,614,626
Transfer agent fees	1,065,622
Distribution and service plan fees	405,093
Accounting and security lending fees	181,767
Custodian fees and expenses	47,661
Independent trustees' compensation	2,260
Registration fees	106,677
Audit	26,541
Legal	1,523
Interest	448
Miscellaneous	4,646
Total expenses before reductions	4,456,864
Expense reductions	(26,795)	4,430,069
Net investment income (loss)		2,503,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,977,072)
Foreign currency transactions	(533,595)
Total net realized gain (loss)		(35,510,667)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,485,704
Assets and liabilities in foreign currencies	250,789
Total change in net unrealized appreciation (depreciation)		14,736,493
Net gain (loss)		(20,774,174)
Net increase (decrease) in net assets resulting from operations		$ (18,270,618)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,503,556	$ 6,869,450
Net realized gain (loss)	(35,510,667)	(6,898,032)
Change in net unrealized appreciation (depreciation)	14,736,493	(67,719,909)
Net increase (decrease) in net assets resulting from operations	(18,270,618)	(67,748,491)
Distributions to shareholders from net investment income	(3,692,921)	(5,045,313)
Distributions to shareholders from net realized gain	(671,463)	(2,104,800)
Total distributions	(4,364,384)	(7,150,113)
Share transactions - net increase (decrease)	(63,255,282)	418,528,912
Redemption fees	11,709	94,436
Total increase (decrease) in net assets	(85,878,575)	343,724,744

Net Assets
Beginning of period	780,467,899	436,743,155
End of period (including undistributed net investment income of $1,663,525 and undistributed net investment income of $2,852,890, respectively)	$ 694,589,324	$ 780,467,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	(.38)	(.38)	2.20	3.29
Total from investment operations	(.34)	(.26)	2.39	3.28
Distributions from net investment income	(.05)	(.13)	- K	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.73	$ 15.14	$ 15.60	$ 13.29
Total Return B,C,D	(2.26)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.34% A	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.34% A	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.33% A	1.31%	1.36%	1.48% A
Net investment income (loss)	.55% A	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,282	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	(.38)	(.38)	2.19	3.29
Total from investment operations	(.36)	(.31)	2.35	3.26
Distributions from net investment income	(.01)	(.10)	-	-
Distributions from net realized gain	(.01)	(.06)	(.07)	-
Total distributions	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.70	$ 15.08	$ 15.55	$ 13.27
Total Return B,C,D	(2.36)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F,J
Expenses before reductions	1.61% A	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.61% A	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.61% A	1.59%	1.61%	1.73% A
Net investment income (loss)	.27% A	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,747	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.38)	(.39)	2.20	3.28
Total from investment operations	(.40)	(.40)	2.28	3.21
Distributions from net realized gain	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.60	$ 15.00	$ 15.46	$ 13.22
Total Return B,C,D	(2.67)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.10% A	2.10%	2.15%	2.23% A
Net investment income (loss)	(.22)% A	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,736	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37) %.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.37)	(.38)	2.19	3.28
Total from investment operations	(.39)	(.39)	2.27	3.21
Distributions from net investment income	-	(.05)	-	-
Distributions from net realized gain	-	(.06)	(.04)	-
Total distributions	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.56	$ 14.95	$ 15.45	$ 13.22
Total Return B,C,D	(2.61)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.11% A	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.10% A	2.08%	2.13%	2.23% A
Net investment income (loss)	(.22)% A	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,568	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34) %.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.39)	(.39)	2.21	3.29
Total from investment operations	(.33)	(.23)	2.44	3.30
Distributions from net investment income	(.08)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01
Net asset value, end of period	$ 14.78	$ 15.21	$ 15.66	$ 13.31
Total Return B,C	(2.17)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.10% A	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.10% A	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.10% A	1.07%	1.09%	1.23% A
Net investment income (loss)	.78% A	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,479	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.39)	(.38)	2.21	3.29
Total from investment operations	(.33)	(.22)	2.44	3.30
Distributions from net investment income	(.09)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01
Net asset value, end of period	$ 14.78	$ 15.22	$ 15.66	$ 13.31
Total Return B,C	(2.17)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.05% A	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.05% A	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.04% A	1.03%	1.07%	1.23% A
Net investment income (loss)	.84% A	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,777	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,178,331
Gross unrealized depreciation	(71,558,432)
Net unrealized appreciation (depreciation) on securities and other investments	$ (9,380,101)

Tax cost	$ 716,559,786

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (6,966,394)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $305,334,474 and $361,830,057, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 152,972	$ 4,097
Class T	.25%	.25%	50,416	204
Class B	.75%	.25%	20,085	15,081
Class C	.75%	.25%	181,620	83,745
			$ 405,093	$ 103,127

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,322
Class T	4,594
Class B*	12,641
Class C*	8,888
$ 51,445

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 171,919.28
Class T	30,688.30
Class B	6,036.30
Class C	53,714.30
Global Commodity Stock	736,590.30
Institutional Class	66,675.24
	$ 1,065,622

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,853 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,051,308.41%		$ 448

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $131,599. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,795 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 437,422	$ 597,144
Class T	12,232	82,038
Class C	-	56,214
Global Commodity Stock	2,878,965	3,895,270
Institutional Class	364,302	414,647
Total	$ 3,692,921	$ 5,045,313
From net realized gain
Class A	$ 117,768	$ 275,211
Class T	19,027	52,381
Class B	-	16,866
Class C	-	68,717
Global Commodity Stock	479,827	1,532,256
Institutional Class	54,841	159,369
Total	$ 671,463	$ 2,104,800

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	959,585	7,297,574	$ 14,277,437	$ 124,882,197
Reinvestment of distributions	32,805	39,060	472,060	643,900
Shares redeemed	(1,617,333)	(2,752,883)	(23,682,631)	(44,565,640)
Net increase (decrease)	(624,943)	4,583,751	$ (8,933,134)	$ 80,960,457
Class T
Shares sold	127,646	866,549	$ 1,904,855	$ 14,740,169
Reinvestment of distributions	1,948	7,294	28,015	120,226
Shares redeemed	(166,928)	(249,100)	(2,463,872)	(4,030,489)
Net increase (decrease)	(37,334)	624,743	$ (531,002)	$ 10,829,906
Class B
Shares sold	5,739	82,231	$ 84,275	$ 1,397,980
Reinvestment of distributions	-	917	-	14,988
Shares redeemed	(38,073)	(76,244)	(564,284)	(1,237,701)
Net increase (decrease)	(32,334)	6,904	$ (480,009)	$ 175,267
Class C
Shares sold	326,143	2,215,036	$ 4,833,650	$ 37,885,797
Reinvestment of distributions	-	6,435	-	105,874
Shares redeemed	(369,384)	(662,765)	(5,336,150)	(10,246,197)
Net increase (decrease)	(43,241)	1,558,706	$ (502,500)	$ 27,745,474
Global Commodity Stock
Shares sold	4,370,273	32,339,719	$ 65,577,393	$ 553,926,075
Reinvestment of distributions	210,059	293,921	3,031,159	4,855,462
Shares redeemed	(8,214,828)	(17,519,084)	(122,035,655)	(288,860,403)
Net increase (decrease)	(3,634,496)	15,114,556	$ (53,427,103)	$ 269,921,134
Institutional Class
Shares sold	900,317	4,225,113	$ 13,304,390	$ 72,109,877
Reinvestment of distributions	18,526	16,850	267,335	278,352
Shares redeemed	(882,531)	(2,651,317)	(12,953,259)	(43,491,555)
Net increase (decrease)	36,312	1,590,646	$ 618,466	$ 28,896,674

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGCSI-USAN-0612
1.879391.103

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.34%
Actual		$ 1,000.00	$ 977.40	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.72
Class T	1.61%
Actual		$ 1,000.00	$ 976.40	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.07
Class B	2.11%
Actual		$ 1,000.00	$ 973.30	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.57
Class C	2.11%
Actual		$ 1,000.00	$ 973.90	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.57
Global Commodity Stock	1.10%
Actual		$ 1,000.00	$ 978.30	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.52
Institutional Class	1.05%
Actual		$ 1,000.00	$ 978.30	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
BHP Billiton PLC	5.6	5.0
Monsanto Co.	4.6	2.6
Potash Corp. of Saskatchewan, Inc.	4.1	4.1
Exxon Mobil Corp.	3.4	5.3
Chevron Corp.	3.1	2.9
Royal Dutch Shell PLC Class A (United Kingdom)	3.0	3.1
Rio Tinto PLC	2.7	2.7
Barrick Gold Corp.	2.5	2.0
Goldcorp, Inc.	2.5	2.0
The Mosaic Co.	1.9	1.8
	33.4
Top Sectors (% of fund's net assets)
As of April 30, 2012
Energy 37.0%
Metals 36.8%
Agriculture 23.5%
Other 2.5%
Short-Term Investments and Net Other Assets 0.2%

As of October 31, 2011
Energy 37.9%
Metals 31.8%
Agriculture 22.8%
Other 6.2%
Short-Term Investments and Net Other Assets 1.3%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CHEMICALS - 18.9%
Commodity Chemicals - 0.0%
Braskem SA (PN-A)	13,250	$ 93,146
Fertilizers & Agricultural Chemicals - 18.9%
Agrium, Inc.	112,400	9,902,352
CF Industries Holdings, Inc.	54,372	10,497,058
China BlueChemical Ltd. (H Shares)	572,000	409,169
Incitec Pivot Ltd.	405,699	1,382,155
Israel Chemicals Ltd.	380,600	4,366,265
Israel Corp. Ltd. (Class A)	1,000	653,421
K&S AG	74,207	3,708,871
Monsanto Co.	415,100	31,622,318
Potash Corp. of Saskatchewan, Inc.	671,500	28,552,771
Rentech Nitrogen Partners LP	36,300	1,069,761
Sinofert Holdings Ltd.	1,780,000	387,722
Syngenta AG (Switzerland)	35,862	12,577,352
Taiwan Fertilizer Co. Ltd.	93,000	223,289
The Mosaic Co.	247,500	13,072,950
United Phosphorous Ltd.	252,256	557,056
Uralkali JSC GDR (Reg. S)	137,900	5,219,515
Yara International ASA	137,800	6,759,600
		130,961,625
TOTAL CHEMICALS		131,054,771
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	12,200	704,550
Foster Wheeler AG (a)	15,500	356,500
		1,061,050
CONTAINERS & PACKAGING - 0.2%
Paper Packaging - 0.2%
Rock-Tenn Co. Class A	27,400	1,707,842
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Regal-Beloit Corp.	16,802	1,136,487
ENERGY EQUIPMENT & SERVICES - 3.1%
Oil & Gas Drilling - 2.3%
Cathedral Energy Services Ltd.	96,370	555,146
Eurasia Drilling Co. Ltd. GDR (Reg. S)	16,800	478,800
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Noble Corp.	85,500	$ 3,254,130
Ocean Rig UDW, Inc. (United States)	83,400	1,453,662
PHX Energy Services Corp.	3,600	34,879
Precision Drilling Corp. (a)	94,200	867,851
Rowan Companies, Inc. (a)	32,900	1,136,037
Transocean Ltd. (United States)	29,800	1,501,622
Trinidad Drilling Ltd.	337,171	2,184,656
Tuscany International Drilling, Inc. (a)	1,035,700	733,981
Unit Corp. (a)	9,700	409,825
Vantage Drilling Co. (a)	2,135,982	3,374,852
		15,985,441
Oil & Gas Equipment & Services - 0.8%
BW Offshore Ltd.	75,900	105,448
Cal Dive International, Inc. (a)	87,700	339,399
Cameron International Corp. (a)	9,200	471,500
Compagnie Generale de Geophysique SA (a)	39,700	1,138,595
Fugro NV (Certificaten Van Aandelen) unit	3,300	240,532
Halliburton Co.	76,000	2,600,720
McDermott International, Inc. (a)	51,000	576,300
National Oilwell Varco, Inc.	4,200	318,192
Saipem SpA	659	32,557
		5,823,243
TOTAL ENERGY EQUIPMENT & SERVICES		21,808,684
FOOD PRODUCTS - 2.0%
Agricultural Products - 2.0%
Archer Daniels Midland Co.	152,700	4,707,741
Bunge Ltd.	93,300	6,017,850
China Agri-Industries Holding Ltd.	1,571,000	1,158,207
Cosan Ltd. Class A	85,100	1,177,784
Golden Agri-Resources Ltd.	716,000	425,209
Wilmar International Ltd.	45,000	177,069
		13,663,860
MACHINERY - 1.5%
Construction & Farm Machinery & Heavy Trucks - 1.5%
Cummins, Inc.	900	104,247
Deere & Co.	450	37,062
Fiat Industrial SpA	186,900	2,120,374
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Jain Irrigation Systems Ltd.	954,016	$ 1,597,725
Joy Global, Inc.	95,750	6,776,228
		10,635,636
METALS & MINING - 36.8%
Aluminum - 0.3%
Alcoa, Inc.	182,300	1,773,779
Diversified Metals & Mining - 15.8%
Anglo American PLC (United Kingdom)	308,651	11,863,004
BHP Billiton PLC	1,211,714	39,012,145
Copper Mountain Mining Corp. (a)	1,376,156	5,976,927
Eurasian Natural Resources Corp. PLC	54,400	494,020
First Quantum Minerals Ltd.	152,900	3,176,419
Freeport-McMoRan Copper & Gold, Inc.	210,100	8,046,830
Glencore International PLC (d)	7,100	49,046
Grupo Mexico SA de CV Series B	89,411	275,819
Horsehead Holding Corp. (a)	221,000	2,481,830
Iluka Resources Ltd.	37,348	661,487
Ivanhoe Australia Ltd. (a)	60,448	78,722
Ivanhoe Mines Ltd. (a)	285,340	3,330,772
Kazakhmys PLC	33,100	462,569
Lynas Corp. Ltd. (a)(d)	385,000	451,251
Mongolian Mining Corp. (a)	1,120,000	902,219
Norilsk Nickel OJSC sponsored ADR	1,700	30,107
Rio Tinto PLC	331,087	18,561,300
Sterlite Industries (India) Ltd.	148,488	299,458
Teck Resources Ltd. Class B (sub. vtg.)	114,800	4,284,007
Walter Energy, Inc.	21,600	1,432,296
Xstrata PLC	424,291	8,109,051
		109,979,279
Gold - 13.3%
Agnico-Eagle Mines Ltd. (Canada)	93,900	3,751,247
AngloGold Ashanti Ltd. sponsored ADR	113,800	3,912,444
Barrick Gold Corp.	435,800	17,630,542
Centerra Gold, Inc.	104,400	1,351,836
Compania de Minas Buenaventura SA sponsored ADR	7,700	317,779
Eldorado Gold Corp.	225,550	3,196,862
Franco-Nevada Corp.	12,700	569,716
Gold Fields Ltd. sponsored ADR	167,100	2,150,577
Goldcorp, Inc.	443,900	17,000,999
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd. sponsored ADR	158,500	$ 1,537,450
IAMGOLD Corp.	97,900	1,214,148
Kingsgate Consolidated NL	184,515	1,191,869
Kinross Gold Corp.	694,705	6,224,388
New Gold, Inc. (a)	255,100	2,324,374
Newcrest Mining Ltd.	412,343	11,298,468
Newmont Mining Corp.	116,900	5,570,285
Osisko Mining Corp. (a)	127,000	1,307,608
Premier Gold Mines Ltd. (a)	266,500	1,289,668
Randgold Resources Ltd. sponsored ADR	88,100	7,854,115
Royal Gold, Inc.	6,900	427,524
Yamana Gold, Inc.	152,200	2,232,729
Zijin Mining Group Co. Ltd. (H Shares)	658,000	214,566
		92,569,194
Precious Metals & Minerals - 1.9%
African Minerals Ltd. (a)	627,400	5,295,331
Anglo Platinum Ltd.	1,400	90,717
Aquarius Platinum Ltd. (United Kingdom)	492,800	1,039,823
Gem Diamonds Ltd. (a)	20,000	84,077
Impala Platinum Holdings Ltd.	3,650	71,001
Lonmin PLC	5,922	100,157
Northam Platinum Ltd.	30,500	130,815
Pan American Silver Corp. (d)	198,300	3,856,586
Silver Wheaton Corp.	80,600	2,461,044
		13,129,551
Steel - 5.5%
Allegheny Technologies, Inc.	22,400	961,856
ArcelorMittal SA Class A unit (d)	209,200	3,625,436
Cliffs Natural Resources, Inc.	19,600	1,220,296
Commercial Metals Co.	19,550	288,949
Fortescue Metals Group Ltd.	747,486	4,392,253
Gerdau SA sponsored ADR	179,500	1,685,505
Hyundai Steel Co.	8,903	776,760
JFE Holdings, Inc.	62,500	1,168,917
Jindal Steel & Power Ltd.	61,255	586,206
JSW Steel Ltd.	9,216	121,323
London Mining PLC (a)	722,600	3,503,896
Maanshan Iron & Steel Ltd. (H Shares)	3,179,000	897,322
Magnitogorsk Iron & Steel Works OJSC unit	47,700	251,856
Nippon Steel Corp.	236,000	588,122
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Nucor Corp.	50,100	$ 1,964,421
POSCO	16,744	5,546,928
Sumitomo Metal Industries Ltd.	111,000	199,410
Tata Steel Ltd.	38,117	335,573
Thyssenkrupp AG	59,500	1,409,913
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	6,900	39,529
Vale SA (PN-A) sponsored ADR	354,600	7,669,998
Voestalpine AG	23,100	747,829
Yamato Kogyo Co. Ltd.	9,100	258,958
		38,241,256
TOTAL METALS & MINING		255,693,059
OIL, GAS & CONSUMABLE FUELS - 33.9%
Coal & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	484,337	7,812,356
Banpu PCL (For. Reg.)	8,950	161,801
Cameco Corp.	19,600	433,770
China Coal Energy Co. Ltd. (H Shares)	61,000	70,052
CONSOL Energy, Inc.	2,100	69,804
Paladin Energy Ltd.:
(Australia) (a)	93,842	155,942
(Canada) (a)	271,500	448,033
Peabody Energy Corp.	332,300	10,337,853
Yanzhou Coal Mining Co. Ltd. (H Shares)	100,000	209,445
		19,699,056
Integrated Oil & Gas - 19.9%
BG Group PLC	305,950	7,203,001
BP PLC	1,753,200	12,666,856
Cenovus Energy, Inc.	32,600	1,183,204
Chevron Corp.	199,900	21,301,344
China Petroleum & Chemical Corp. (H Shares)	116,000	123,205
ConocoPhillips	2,900	207,727
ENI SpA	240,627	5,347,092
Exxon Mobil Corp.	275,361	23,774,669
Gazprom OAO sponsored ADR	494,800	5,675,356
Hess Corp.	39,100	2,038,674
InterOil Corp. (a)(d)	81,700	4,937,948
Lukoil Oil Co. sponsored ADR	39,900	2,447,865
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Murphy Oil Corp.	81,700	$ 4,491,049
Occidental Petroleum Corp.	76,900	7,014,818
OMV AG	13,300	450,287
Origin Energy Ltd.	136,059	1,879,646
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	348,200	7,716,112
Repsol YPF SA	81,071	1,550,800
Royal Dutch Shell PLC Class A (United Kingdom)	586,750	20,929,576
StatoilHydro ASA	8,300	222,734
Suncor Energy, Inc.	192,532	6,360,232
Total SA	7,200	345,652
		137,867,847
Oil & Gas Exploration & Production - 9.8%
Anadarko Petroleum Corp.	70,000	5,124,700
Apache Corp.	71,600	6,869,304
ARC Resources Ltd.	10,700	220,337
Bonavista Energy Corp. (d)	132,400	2,388,629
C&C Energia Ltd. (a)	116,300	866,584
Cabot Oil & Gas Corp.	113,300	3,981,362
Canadian Natural Resources Ltd.	104,200	3,620,495
Celtic Exploration Ltd. (a)	15,900	233,087
Chesapeake Energy Corp.	65,700	1,211,508
Cimarex Energy Co.	7,400	511,414
CNOOC Ltd.	120,000	253,578
CNOOC Ltd. sponsored ADR	14,800	3,132,420
Cobalt International Energy, Inc. (a)	10,100	270,276
Concho Resources, Inc. (a)	2,800	300,104
Crew Energy, Inc. (a)	378,000	2,678,816
Denbury Resources, Inc. (a)	39,000	742,560
Devon Energy Corp.	25,600	1,788,160
Double Eagle Petroleum Co. (a)	148,685	816,281
Encana Corp.	8,600	180,141
EOG Resources, Inc.	1,400	153,734
EQT Corp.	4,600	229,172
Gran Tierra Energy, Inc. (Canada) (a)	52,500	338,573
INPEX Corp.	125	825,365
Marathon Oil Corp.	67,800	1,989,252
Newfield Exploration Co. (a)	13,700	491,830
Nexen, Inc.	272,200	5,260,742
Niko Resources Ltd. (d)	30,600	1,289,367
Noble Energy, Inc.	15,800	1,569,256
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
NOVATEK OAO GDR (Reg. S)	8,700	$ 1,105,770
Oasis Petroleum, Inc. (a)	7,050	233,144
OGX Petroleo e Gas Participacoes SA (a)	134,300	932,135
Pacific Rubiales Energy Corp.	1,700	48,776
Painted Pony Petroleum Ltd. (a)(e)	15,000	121,033
Painted Pony Petroleum Ltd. Class A (a)	264,000	2,130,175
Penn West Petroleum Ltd.	166,100	2,846,948
Petrominerales Ltd.	146,026	2,136,245
Pioneer Natural Resources Co.	11,700	1,355,094
Progress Energy Resources Corp.	21,800	239,905
QEP Resources, Inc.	23,700	730,197
Rosetta Resources, Inc. (a)	13,200	663,564
SM Energy Co.	22,400	1,480,864
Southwestern Energy Co. (a)	35,700	1,127,406
Stone Energy Corp. (a)	1,350	37,868
Talisman Energy, Inc.	254,400	3,327,611
Tullow Oil PLC	51,100	1,272,306
Ultra Petroleum Corp. (a)	13,500	266,760
Whiting Petroleum Corp. (a)	9,400	537,680
		67,930,528
Oil & Gas Refining & Marketing - 1.2%
Marathon Petroleum Corp.	74,850	3,114,509
Tesoro Corp. (a)	42,900	997,425
Valero Energy Corp.	171,400	4,233,580
		8,345,514
Oil & Gas Storage & Transport - 0.2%
Cheniere Energy, Inc. (a)	47,700	873,387
Williams Companies, Inc.	12,000	408,360
		1,281,747
TOTAL OIL, GAS & CONSUMABLE FUELS		235,124,692
PAPER & FOREST PRODUCTS - 2.6%
Paper Products - 2.6%
Empresas CMPC SA	333,075	1,369,103
Fibria Celulose SA sponsored ADR	11,789	93,605
International Paper Co.	259,000	8,627,290
MeadWestvaco Corp.	4,800	152,736
Nine Dragons Paper (Holdings) Ltd.	1,102,000	909,024
Nippon Paper Group, Inc. (d)	86,800	1,737,840
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
Oji Paper Co. Ltd.	156,000	$ 716,336
Stora Enso Oyj (R Shares)	286,400	1,952,552
Suzano Papel e Celulose SA	19,725	74,506
Svenska Cellulosa AB (SCA) (B Shares)	12,400	196,496
UPM-Kymmene Corp.	195,300	2,500,064
		18,329,552
SPECIALTY RETAIL - 0.4%
Specialty Stores - 0.4%
Tsutsumi Jewelry Co. Ltd.	95,500	2,793,711
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	13,200	286,088
TOTAL COMMON STOCKS (Cost $697,228,059)		693,295,432
Convertible Bonds - 0.0%
Principal Amount
PAPER & FOREST PRODUCTS - 0.0%
Paper Products - 0.0%
Suzano Papel e Celulose SA 4.5% 12/16/13 (Cost $377,129)	BRL	572,000	111,819
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	661,357	$ 661,357
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	13,111,077	13,111,077
TOTAL MONEY MARKET FUNDS (Cost $13,772,434)		13,772,434
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $711,377,622)		707,179,685
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(12,590,361)
NET ASSETS - 100%		$ 694,589,324
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $121,033 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,405
Fidelity Securities Lending Cash Central Fund	131,599
Total	$ 134,004
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 693,295,432	$ 567,486,769	$ 125,808,663	$ -
Convertible Bonds	111,819	-	111,819	-
Money Market Funds	13,772,434	13,772,434	-	-
Total Investments in Securities:	$ 707,179,685	$ 581,259,203	$ 125,920,482	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,272,029
Total Realized Gain (Loss)	(2,861,089)
Total Unrealized Gain (Loss)	2,144,784
Cost of Purchases	-
Proceeds of Sales	(239,112)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(316,612)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	33.4%
Canada	23.7%
United Kingdom	17.9%
Australia	3.2%
Brazil	2.6%
Switzerland	2.6%
Bermuda	2.2%
Russia	2.1%
Japan	1.2%
Bailiwick of Jersey	1.1%
South Africa	1.1%
Italy	1.1%
Norway	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,812,660) - See accompanying schedule: Unaffiliated issuers (cost $697,605,188)	$ 693,407,251
Fidelity Central Funds (cost $13,772,434)	13,772,434
Total Investments (cost $711,377,622)		$ 707,179,685
Cash		12,126
Foreign currency held at value (cost $110,498)		110,253
Receivable for investments sold		10,544,598
Receivable for fund shares sold		930,605
Dividends receivable		970,982
Interest receivable		3,911
Distributions receivable from Fidelity Central Funds		27,697
Prepaid expenses		1,099
Other receivables		20,002
Total assets		719,800,958

Liabilities
Payable for investments purchased	$ 8,960,791
Payable for fund shares redeemed	2,414,237
Accrued management fee	410,291
Distribution and service plan fees payable	65,325
Other affiliated payables	205,373
Other payables and accrued expenses	44,540
Collateral on securities loaned, at value	13,111,077
Total liabilities		25,211,634

Net Assets		$ 694,589,324
Net Assets consist of:
Paid in capital		$ 746,257,380
Undistributed net investment income		1,663,525
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,136,302)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,195,279)
Net Assets		$ 694,589,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,282,419 ÷ 7,827,862 shares)	$ 14.73

Maximum offering price per share (100/94.25 of $14.73)	$ 15.63
Class T: Net Asset Value and redemption price per share ($19,746,730 ÷ 1,343,650 shares)	$ 14.70

Maximum offering price per share (100/96.50 of $14.70)	$ 15.23
Class B: Net Asset Value and offering price per share ($3,736,431 ÷ 255,868 shares)A	$ 14.60

Class C: Net Asset Value and offering price per share ($35,567,611 ÷ 2,443,252 shares)A	$ 14.56

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($462,478,956 ÷ 31,286,637 shares)	$ 14.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($57,777,177 ÷ 3,908,876 shares)	$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 7,259,766
Interest		5,858
Income from Fidelity Central Funds		134,004
Income before foreign taxes withheld		7,399,628
Less foreign taxes withheld		(466,003)
Total income		6,933,625

Expenses
Management fee	$ 2,614,626
Transfer agent fees	1,065,622
Distribution and service plan fees	405,093
Accounting and security lending fees	181,767
Custodian fees and expenses	47,661
Independent trustees' compensation	2,260
Registration fees	106,677
Audit	26,541
Legal	1,523
Interest	448
Miscellaneous	4,646
Total expenses before reductions	4,456,864
Expense reductions	(26,795)	4,430,069
Net investment income (loss)		2,503,556
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,977,072)
Foreign currency transactions	(533,595)
Total net realized gain (loss)		(35,510,667)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,485,704
Assets and liabilities in foreign currencies	250,789
Total change in net unrealized appreciation (depreciation)		14,736,493
Net gain (loss)		(20,774,174)
Net increase (decrease) in net assets resulting from operations		$ (18,270,618)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,503,556	$ 6,869,450
Net realized gain (loss)	(35,510,667)	(6,898,032)
Change in net unrealized appreciation (depreciation)	14,736,493	(67,719,909)
Net increase (decrease) in net assets resulting from operations	(18,270,618)	(67,748,491)
Distributions to shareholders from net investment income	(3,692,921)	(5,045,313)
Distributions to shareholders from net realized gain	(671,463)	(2,104,800)
Total distributions	(4,364,384)	(7,150,113)
Share transactions - net increase (decrease)	(63,255,282)	418,528,912
Redemption fees	11,709	94,436
Total increase (decrease) in net assets	(85,878,575)	343,724,744

Net Assets
Beginning of period	780,467,899	436,743,155
End of period (including undistributed net investment income of $1,663,525 and undistributed net investment income of $2,852,890, respectively)	$ 694,589,324	$ 780,467,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 15.60	$ 13.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12	.19 H	(.01)
Net realized and unrealized gain (loss)	(.38)	(.38)	2.20	3.29
Total from investment operations	(.34)	(.26)	2.39	3.28
Distributions from net investment income	(.05)	(.13)	- K	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.07) M	(.20) L	(.08)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.73	$ 15.14	$ 15.60	$ 13.29
Total Return B,C,D	(2.26)%	(1.80)%	18.04%	32.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.34% A	1.32%	1.37%	1.65% A
Expenses net of fee waivers, if any	1.34% A	1.32%	1.37%	1.50% A
Expenses net of all reductions	1.33% A	1.31%	1.36%	1.48% A
Net investment income (loss)	.55% A	.71%	1.35% H	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,282	$ 127,979	$ 60,370	$ 15,705
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.20 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.062 per share.

M Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.08	$ 15.55	$ 13.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.07	.16 H	(.03)
Net realized and unrealized gain (loss)	(.38)	(.38)	2.19	3.29
Total from investment operations	(.36)	(.31)	2.35	3.26
Distributions from net investment income	(.01)	(.10)	-	-
Distributions from net realized gain	(.01)	(.06)	(.07)	-
Total distributions	(.02)	(.16)	(.07)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.70	$ 15.08	$ 15.55	$ 13.27
Total Return B,C,D	(2.36)%	(2.09)%	17.73%	32.70%
Ratios to Average Net Assets F,J
Expenses before reductions	1.61% A	1.60%	1.63%	2.04% A
Expenses net of fee waivers, if any	1.61% A	1.60%	1.63%	1.75% A
Expenses net of all reductions	1.61% A	1.59%	1.61%	1.73% A
Net investment income (loss)	.27% A	.43%	1.10% H	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,747	$ 20,831	$ 11,762	$ 4,665
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .17%.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 15.46	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.38)	(.39)	2.20	3.28
Total from investment operations	(.40)	(.40)	2.28	3.21
Distributions from net realized gain	-	(.06)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.60	$ 15.00	$ 15.46	$ 13.22
Total Return B,C,D	(2.67)%	(2.62)%	17.23%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.11%	2.16%	2.66% A
Expenses net of fee waivers, if any	2.11% A	2.11%	2.16%	2.25% A
Expenses net of all reductions	2.10% A	2.10%	2.15%	2.23% A
Net investment income (loss)	(.22)% A	(.09)%	.56% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,736	$ 4,324	$ 4,348	$ 2,726
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.37) %.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 15.45	$ 13.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.08 H	(.07)
Net realized and unrealized gain (loss)	(.37)	(.38)	2.19	3.28
Total from investment operations	(.39)	(.39)	2.27	3.21
Distributions from net investment income	-	(.05)	-	-
Distributions from net realized gain	-	(.06)	(.04)	-
Total distributions	-	(.11)	(.04)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01
Net asset value, end of period	$ 14.56	$ 14.95	$ 15.45	$ 13.22
Total Return B,C,D	(2.61)%	(2.58)%	17.21%	32.20%
Ratios to Average Net Assets F,J
Expenses before reductions	2.11% A	2.09%	2.14%	2.53% A
Expenses net of fee waivers, if any	2.11% A	2.09%	2.14%	2.25% A
Expenses net of all reductions	2.10% A	2.08%	2.13%	2.23% A
Net investment income (loss)	(.22)% A	(.07)%	.58% H	(.90)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,568	$ 37,185	$ 14,338	$ 4,798
Portfolio turnover rate G	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34) %.

I For the period March 25, 2009 (commencement of operations) to October 31, 2009.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.39)	(.39)	2.21	3.29
Total from investment operations	(.33)	(.23)	2.44	3.30
Distributions from net investment income	(.08)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.10) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01
Net asset value, end of period	$ 14.78	$ 15.21	$ 15.66	$ 13.31
Total Return B,C	(2.17)%	(1.59)%	18.38%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.10% A	1.08%	1.10%	1.42% A
Expenses net of fee waivers, if any	1.10% A	1.08%	1.10%	1.25% A
Expenses net of all reductions	1.10% A	1.07%	1.09%	1.23% A
Net investment income (loss)	.78% A	.95%	1.62% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,479	$ 531,224	$ 310,186	$ 159,439
Portfolio turnover rate F	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.22	$ 15.66	$ 13.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.23 G	.01
Net realized and unrealized gain (loss)	(.39)	(.38)	2.21	3.29
Total from investment operations	(.33)	(.22)	2.44	3.30
Distributions from net investment income	(.09)	(.16)	(.01)	-
Distributions from net realized gain	(.01)	(.06)	(.08)	-
Total distributions	(.11) K	(.22)	(.09)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01
Net asset value, end of period	$ 14.78	$ 15.22	$ 15.66	$ 13.31
Total Return B,C	(2.17)%	(1.50)%	18.39%	33.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.05% A	1.03%	1.09%	1.36% A
Expenses net of fee waivers, if any	1.05% A	1.03%	1.09%	1.25% A
Expenses net of all reductions	1.04% A	1.03%	1.07%	1.23% A
Net investment income (loss)	.84% A	.99%	1.64% G	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,777	$ 58,925	$ 35,739	$ 9,811
Portfolio turnover rate F	83% A	71%	54%	25% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .71%.

H For the period March 25, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Commodity Stock and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 62,178,331
Gross unrealized depreciation	(71,558,432)
Net unrealized appreciation (depreciation) on securities and other investments	$ (9,380,101)

Tax cost	$ 716,559,786

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2019	$ (6,966,394)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $305,334,474 and $361,830,057, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 152,972	$ 4,097
Class T	.25%	.25%	50,416	204
Class B	.75%	.25%	20,085	15,081
Class C	.75%	.25%	181,620	83,745
			$ 405,093	$ 103,127

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,322
Class T	4,594
Class B*	12,641
Class C*	8,888
$ 51,445

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 171,919.28
Class T	30,688.30
Class B	6,036.30
Class C	53,714.30
Global Commodity Stock	736,590.30
Institutional Class	66,675.24
	$ 1,065,622

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,853 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,051,308.41%		$ 448

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $131,599. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,795 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 437,422	$ 597,144
Class T	12,232	82,038
Class C	-	56,214
Global Commodity Stock	2,878,965	3,895,270
Institutional Class	364,302	414,647
Total	$ 3,692,921	$ 5,045,313
From net realized gain
Class A	$ 117,768	$ 275,211
Class T	19,027	52,381
Class B	-	16,866
Class C	-	68,717
Global Commodity Stock	479,827	1,532,256
Institutional Class	54,841	159,369
Total	$ 671,463	$ 2,104,800

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	959,585	7,297,574	$ 14,277,437	$ 124,882,197
Reinvestment of distributions	32,805	39,060	472,060	643,900
Shares redeemed	(1,617,333)	(2,752,883)	(23,682,631)	(44,565,640)
Net increase (decrease)	(624,943)	4,583,751	$ (8,933,134)	$ 80,960,457
Class T
Shares sold	127,646	866,549	$ 1,904,855	$ 14,740,169
Reinvestment of distributions	1,948	7,294	28,015	120,226
Shares redeemed	(166,928)	(249,100)	(2,463,872)	(4,030,489)
Net increase (decrease)	(37,334)	624,743	$ (531,002)	$ 10,829,906
Class B
Shares sold	5,739	82,231	$ 84,275	$ 1,397,980
Reinvestment of distributions	-	917	-	14,988
Shares redeemed	(38,073)	(76,244)	(564,284)	(1,237,701)
Net increase (decrease)	(32,334)	6,904	$ (480,009)	$ 175,267
Class C
Shares sold	326,143	2,215,036	$ 4,833,650	$ 37,885,797
Reinvestment of distributions	-	6,435	-	105,874
Shares redeemed	(369,384)	(662,765)	(5,336,150)	(10,246,197)
Net increase (decrease)	(43,241)	1,558,706	$ (502,500)	$ 27,745,474
Global Commodity Stock
Shares sold	4,370,273	32,339,719	$ 65,577,393	$ 553,926,075
Reinvestment of distributions	210,059	293,921	3,031,159	4,855,462
Shares redeemed	(8,214,828)	(17,519,084)	(122,035,655)	(288,860,403)
Net increase (decrease)	(3,634,496)	15,114,556	$ (53,427,103)	$ 269,921,134
Institutional Class
Shares sold	900,317	4,225,113	$ 13,304,390	$ 72,109,877
Reinvestment of distributions	18,526	16,850	267,335	278,352
Shares redeemed	(882,531)	(2,651,317)	(12,953,259)	(43,491,555)
Net increase (decrease)	36,312	1,590,646	$ 618,466	$ 28,896,674

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GCS-USAN-0612
1.879382.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,089.10	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Class T	1.66%
Actual		$ 1,000.00	$ 1,088.10	$ 8.62
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.32
Class B	2.15%
Actual		$ 1,000.00	$ 1,085.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,014.17	$ 10.77
Class C	2.16%
Actual		$ 1,000.00	$ 1,085.10	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Worldwide	1.09%
Actual		$ 1,000.00	$ 1,091.20	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,090.40	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America	53.8%
United Kingdom	10.4%
Japan	7.7%
France	2.9%
Netherlands	2.5%
Germany	2.5%
Switzerland	2.0%
Korea (South)	1.8%
Ireland	1.7%
Other	14.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America	52.8%
United Kingdom	9.8%
Japan	7.0%
France	4.3%
Switzerland	3.2%
Germany	2.7%
Canada	2.1%
Netherlands	1.6%
Australia	1.5%
Other	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.0	96.6
Short-Term Investments and Net Other Assets (Liabilities)	2.0	3.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc. (United States of America, Software)	3.0	1.1
MasterCard, Inc. Class A (United States of America, IT Services)	3.0	2.1
Wells Fargo & Co. (United States of America, Commercial Banks)	2.4	0.6
Intuit, Inc. (United States of America, Software)	2.3	2.7
Estee Lauder Companies, Inc. Class A (United States of America, Personal Products)	1.7	1.0
TJX Companies, Inc. (United States of America, Specialty Retail)	1.7	0.9
Fifth Third Bancorp (United States of America, Commercial Banks)	1.7	0.4
Apple, Inc. (United States of America, Computers & Peripherals)	1.7	1.8
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.6	1.2
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	1.5	0.0
	20.6
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	14.3
Consumer Discretionary	17.8	14.7
Financials	15.9	18.2
Industrials	10.8	9.2
Consumer Staples	10.3	9.4
Health Care	7.8	10.7
Energy	7.3	11.4
Materials	4.8	4.3
Telecommunication Services	2.1	3.0
Utilities	1.3	1.4

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.7%
Australia & New Zealand Banking Group Ltd.	267,724	$ 6,669,174
Commonwealth Bank of Australia	78,325	4,240,903
Fortescue Metals Group Ltd.	218,016	1,281,069
Imdex Ltd.	398,114	1,045,233
NRW Holdings Ltd.	135,597	577,801
Ramsay Health Care Ltd.	86,433	1,803,706
Spark Infrastructure Group unit	959,218	1,449,074
WorleyParsons Ltd.	54,064	1,591,226
TOTAL AUSTRALIA		18,658,186
Bailiwick of Jersey - 1.0%
Experian PLC	249,900	3,944,583
Shire PLC	61,500	2,004,695
Wolseley PLC	135,960	5,170,455
TOTAL BAILIWICK OF JERSEY		11,119,733
Belgium - 1.5%
Anheuser-Busch InBev SA NV (d)	227,711	16,413,616
Bermuda - 0.6%
African Minerals Ltd. (a)	185,600	1,566,486
Cheung Kong Infrastructure Holdings Ltd.	398,000	2,362,254
Li & Fung Ltd.	928,000	1,985,500
Petra Diamonds Ltd. (a)	386,300	973,736
TOTAL BERMUDA		6,887,976
Brazil - 0.9%
Arezzo Industria e Comercio SA	51,200	805,813
Qualicorp SA	329,000	2,865,147
Redecard SA	63,500	1,069,354
Souza Cruz Industria e Comercio	112,500	1,752,289
TIM Participacoes SA sponsored ADR	122,878	3,677,739
TOTAL BRAZIL		10,170,342
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	118,800	499,415
Mail.ru Group Ltd. GDR (Reg. S) (a)	68,600	2,966,950
TOTAL BRITISH VIRGIN ISLANDS		3,466,365
Canada - 0.4%
Goldcorp, Inc.	35,100	1,344,301
InterOil Corp. (a)	10,500	634,620
Open Text Corp. (a)	36,300	2,035,226
TOTAL CANADA		4,014,147
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	17,600	2,335,520
Biostime International Holdings Ltd.	496,500	1,430,246
China Kanghui Holdings sponsored ADR (a)	105,800	2,112,826
Eurasia Drilling Co. Ltd. GDR (Reg. S)	19,400	552,900

	Shares	Value
Sands China Ltd.	554,400	$ 2,179,400
Shenguan Holdings Group Ltd.	558,000	302,063
TOTAL CAYMAN ISLANDS		8,912,955
Denmark - 1.2%
Danske Bank A/S (a)	93,416	1,516,844
Novo Nordisk A/S Series B	48,916	7,211,985
William Demant Holding A/S (a)	47,100	4,446,243
TOTAL DENMARK		13,175,072
France - 2.9%
Arkema SA	20,430	1,809,597
AXA SA	237,737	3,367,464
BNP Paribas SA	87,788	3,527,087
Bureau Veritas SA	29,600	2,637,507
Iliad SA	22,513	2,898,313
JC Decaux SA	31,800	902,346
L'Oreal SA	9,000	1,082,882
LVMH Moet Hennessy - Louis Vuitton SA (d)	21,299	3,528,681
PPR SA (d)	23,950	4,005,928
Sanofi SA	57,258	4,373,801
Schneider Electric SA	43,500	2,672,534
Technip SA	11,800	1,334,488
TOTAL FRANCE		32,140,628
Germany - 2.2%
Aareal Bank AG (a)	63,891	1,232,738
Allianz AG	15,766	1,756,923
BASF AG (d)	39,164	3,224,259
Bayerische Motoren Werke AG (BMW)	44,338	4,214,862
Fresenius Medical Care AG & Co. KGaA	22,400	1,590,786
GEA Group AG	59,653	1,968,688
Gerry Weber International AG (Bearer)	19,400	823,870
GSW Immobilien AG	26,800	892,090
GSW Immobilien AG rights 5/3/12 (a)	26,800	31,480
Lanxess AG	20,100	1,600,494
MTU Aero Engines Holdings AG	17,300	1,457,009
SAP AG	56,734	3,762,517
Wirecard AG	97,400	1,805,134
TOTAL GERMANY		24,360,850
Hong Kong - 0.7%
AIA Group Ltd.	1,071,600	3,812,024
HKT Trust / HKT Ltd. unit	1,451,000	1,127,713
Techtronic Industries Co. Ltd.	2,728,500	3,295,167
TOTAL HONG KONG		8,234,904
India - 0.6%
Apollo Hospitals Enterprise Ltd.	25,151	301,034
Housing Development Finance Corp. Ltd.	205,593	2,629,592
IndusInd Bank Ltd.	191,444	1,211,198
Common Stocks - continued
	Shares	Value
India - continued
The Jammu & Kashmir Bank Ltd.	30,114	$ 538,124
Titan Industries Ltd.	374,259	1,655,793
TOTAL INDIA		6,335,741
Indonesia - 0.2%
PT Media Nusantara Citra Tbk	4,495,500	1,100,579
PT Sarana Menara Nusantara Tbk (a)	371,000	557,075
PT Tower Bersama Infrastructure Tbk	3,318,000	1,101,126
TOTAL INDONESIA		2,758,780
Ireland - 1.7%
Accenture PLC Class A	121,800	7,910,910
Alkermes PLC (a)	84,000	1,453,200
Elan Corp. PLC sponsored ADR (a)	169,000	2,330,510
Ingersoll-Rand PLC	40,000	1,700,800
James Hardie Industries NV CDI	365,087	2,848,941
Paddy Power PLC (Ireland)	43,800	2,858,534
TOTAL IRELAND		19,102,895
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	44,700	2,598,411
Italy - 0.8%
Brunello Cucinelli SpA	8,500	135,028
Fiat Industrial SpA (d)	113,100	1,283,116
Prada SpA	253,200	1,719,840
Saipem SpA	109,488	5,409,169
TOTAL ITALY		8,547,153
Japan - 7.7%
ABC-Mart, Inc.	70,200	2,556,554
Aozora Bank Ltd.	810,000	2,077,604
Calbee, Inc.	37,400	2,263,439
Canon, Inc.	57,400	2,601,982
Chiyoda Corp.	171,000	2,059,291
Cosmos Pharmaceutical Corp.	44,900	2,517,415
Credit Saison Co. Ltd.	158,600	3,403,934
CyberAgent, Inc.	462	1,422,948
Don Quijote Co. Ltd.	103,100	3,781,944
Fanuc Corp.	35,200	5,936,870
Fast Retailing Co. Ltd.	9,500	2,123,079
Hitachi Ltd.	521,000	3,318,584
Honda Motor Co. Ltd.	161,800	5,823,415
Japan Tobacco, Inc.	1,175	6,509,541
JS Group Corp.	116,000	2,277,968
JSR Corp.	137,200	2,707,984
Kakaku.com, Inc.	54,300	1,688,643
KDDI Corp.	413	2,703,788
Keyence Corp.	18,460	4,357,293
Mitsubishi Corp.	109,200	2,366,726
Mitsubishi Estate Co. Ltd.	94,000	1,661,868
Mitsubishi UFJ Financial Group, Inc.	910,900	4,373,972

	Shares	Value
Nexon Co. Ltd. (d)	23,200	$ 439,773
ORIX Corp.	79,370	7,589,105
Rakuten, Inc.	4,586	5,115,306
Seven Bank Ltd.	795,700	1,966,101
So-net M3, Inc.	320	1,487,647
Unicharm Corp.	13,200	738,474
TOTAL JAPAN		85,871,248
Korea (South) - 1.8%
Hyundai Motor Co.	16,534	3,928,220
Kia Motors Corp.	34,480	2,544,526
LG Household & Health Care Ltd.	5,774	3,029,738
NCsoft Corp.	4,691	1,216,205
NHN Corp.	3,893	881,857
Orion Corp.	4,433	3,522,473
Samsung Electronics Co. Ltd.	3,934	4,838,634
TOTAL KOREA (SOUTH)		19,961,653
Luxembourg - 0.6%
Brait SA	357,400	1,118,885
Millicom International Cellular SA	11,500	1,230,385
Millicom International Cellular SA (depository receipt)	8,600	913,648
Samsonite International SA	1,596,000	3,093,817
TOTAL LUXEMBOURG		6,356,735
Mexico - 0.1%
Wal-Mart de Mexico SA de CV Series V	472,400	1,350,678
Netherlands - 2.5%
AEGON NV	292,700	1,361,623
ASML Holding NV	69,100	3,523,409
Gemalto NV	121,249	9,035,076
HeidelbergCement Finance AG (d)	51,700	2,842,675
ING Groep NV (Certificaten Van Aandelen) (a)	309,500	2,183,649
LyondellBasell Industries NV Class A	64,000	2,673,920
NXP Semiconductors NV (a)	55,800	1,442,430
Randstad Holding NV	46,058	1,595,017
Yandex NV	138,000	3,273,360
TOTAL NETHERLANDS		27,931,159
Norway - 0.3%
DnB NOR ASA (d)	274,800	2,962,997
Philippines - 0.0%
Alliance Global Group, Inc.	596,900	174,972
Poland - 0.2%
Eurocash SA	215,900	2,636,309
Puerto Rico - 0.1%
Popular, Inc. (a)	850,000	1,513,000
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,210,670
Common Stocks - continued
	Shares	Value
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	135,800	$ 2,656,248
South Africa - 0.4%
Distell Group Ltd.	126,410	1,381,441
Shoprite Holdings Ltd.	95,600	1,651,921
Tiger Brands Ltd.	33,200	1,216,508
TOTAL SOUTH AFRICA		4,249,870
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	344,675	2,332,608
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	344,651	49,275
Inditex SA	33,906	3,049,920
TOTAL SPAIN		5,431,803
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	3,123,461
Elekta AB:
unit (a)	30,000	97,757
(B Shares)	30,000	1,522,152
Intrum Justitia AB	115,000	1,745,341
Svenska Handelsbanken AB (A Shares)	100,200	3,247,191
Swedish Match Co. AB	78,000	3,170,718
TOTAL SWEDEN		12,906,620
Switzerland - 2.0%
Adecco SA (Reg.)	32,451	1,580,446
Partners Group Holding AG	13,818	2,629,462
Roche Holding AG (participation certificate)	14,101	2,576,107
Schindler Holding AG (participation certificate)	33,294	4,306,887
Swatch Group AG (Bearer)	3,280	1,512,873
Syngenta AG (Switzerland)	5,030	1,764,098
UBS AG	248,020	3,097,663
Zurich Financial Services AG	20,820	5,092,876
TOTAL SWITZERLAND		22,560,412
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	280,000	562,550
United Kingdom - 10.4%
Aberdeen Asset Management PLC	355,842	1,637,403
Aggreko PLC	79,600	2,908,264
Anglo American PLC (United Kingdom)	89,418	3,436,782
Ashmore Group PLC	187,900	1,166,855
Barclays PLC	1,259,033	4,457,965
BG Group PLC	274,063	6,452,283
BHP Billiton PLC	230,347	7,416,215
BP PLC	679,369	4,908,436
British American Tobacco PLC:
(United Kingdom)	174,800	8,966,516
sponsored ADR	67,500	6,947,100
British Land Co. PLC	332,855	2,644,018

	Shares	Value
Burberry Group PLC	94,800	$ 2,284,968
Carphone Warehouse Group PLC	868,479	1,846,613
Diageo PLC	235,504	5,940,914
GlaxoSmithKline PLC	169,900	3,925,428
HSBC Holdings PLC (United Kingdom)	715,328	6,458,188
Jazztel PLC (a)	353,900	2,371,042
Legal & General Group PLC	1,970,424	3,761,078
London Stock Exchange Group PLC	33,500	591,587
Meggitt PLC	416,600	2,762,209
Michael Page International PLC	230,900	1,557,560
Next PLC	43,800	2,082,278
Ocado Group PLC (a)(d)	898,900	1,893,788
Reckitt Benckiser Group PLC	36,900	2,148,340
Rolls-Royce Group PLC	271,600	3,630,268
Rotork PLC	37,010	1,325,765
Royal Dutch Shell PLC Class B	371,647	13,601,931
Royalblue Group PLC	39,800	1,001,290
Ultra Electronics Holdings PLC	36,900	1,008,588
Vodafone Group PLC	1,452,800	4,021,790
Vodafone Group PLC sponsored ADR	47,212	1,313,910
Xstrata PLC	112,700	2,153,923
TOTAL UNITED KINGDOM		116,623,295
United States of America - 51.8%
3D Systems Corp. (a)	18,000	530,820
Active Network, Inc.	123,000	2,066,400
Advance Auto Parts, Inc.	5,000	459,000
Airgas, Inc.	15,000	1,374,600
Alexion Pharmaceuticals, Inc. (a)	29,000	2,619,280
Allergan, Inc.	13,000	1,248,000
Altria Group, Inc.	78,000	2,512,380
Amazon.com, Inc. (a)	14,000	3,246,600
American International Group, Inc. (a)	141,000	4,798,230
American Tower Corp.	143,000	9,377,940
Amgen, Inc.	86,000	6,115,460
Apple, Inc. (a)	32,600	19,046,224
AutoZone, Inc. (a)	14,000	5,546,240
BB&T Corp.	204,000	6,536,160
Beam, Inc.	68,200	3,872,396
Bed Bath & Beyond, Inc. (a)	12,000	844,680
Biogen Idec, Inc. (a)	94,500	12,663,945
Cabela's, Inc. Class A (a)	171,000	6,465,510
Cirrus Logic, Inc. (a)	55,500	1,519,590
Citrix Systems, Inc. (a)	396,109	33,910,888
Cognizant Technology Solutions Corp. Class A (a)	47,200	3,460,704
Comcast Corp. Class A	122,000	3,700,260
Concur Technologies, Inc. (a)	3,000	169,680
Continental Resources, Inc. (a)	23,000	2,052,750
Cray, Inc. (a)	17,000	189,550
Cummins, Inc.	23,300	2,698,839
Dick's Sporting Goods, Inc.	7,000	354,200
Discover Financial Services	25,000	847,500
Discovery Communications, Inc. (a)	69,000	3,754,980
Common Stocks - continued
	Shares	Value
United States of America - continued
Dollar General Corp. (a)	145,400	$ 6,900,684
Drew Industries, Inc. (a)	8,000	238,240
Elizabeth Arden, Inc. (a)	56,534	2,203,695
EOG Resources, Inc.	12,000	1,317,720
Equifax, Inc.	54,000	2,474,280
Estee Lauder Companies, Inc. Class A	297,000	19,408,950
Expedia, Inc.	27,000	1,151,010
Fair Isaac Corp.	90,000	3,861,000
Fifth Third Bancorp	1,340,000	19,068,200
FMC Corp.	18,000	1,988,100
Foot Locker, Inc.	41,000	1,254,190
Fusion-io, Inc.	17,000	436,050
G-III Apparel Group Ltd. (a)	246,200	6,610,470
Gilead Sciences, Inc. (a)	68,000	3,536,680
H.B. Fuller Co.	60,000	1,974,000
HollyFrontier Corp.	74,000	2,280,680
Home Depot, Inc.	38,000	1,968,020
Hubbell, Inc. Class B	15,000	1,203,600
IBM Corp.	55,000	11,389,400
Intuit, Inc.	446,000	25,854,620
J.B. Hunt Transport Services, Inc.	104,000	5,754,320
JCPenney Co., Inc.	62,000	2,235,720
Kansas City Southern	178,000	13,709,560
Las Vegas Sands Corp.	94,000	5,216,060
Limited Brands, Inc.	28,000	1,391,600
Lincoln National Corp.	45,000	1,114,650
Lithia Motors, Inc. Class A (sub. vtg.)	53,000	1,421,990
Lorillard, Inc.	36,000	4,870,440
Mako Surgical Corp. (a)	24,000	991,440
Manitowoc Co., Inc.	118,000	1,634,300
Marathon Petroleum Corp.	149,000	6,199,890
Marten Transport Ltd.	39,600	834,372
MasterCard, Inc. Class A	74,400	33,648,888
McDonald's Corp.	29,500	2,874,775
Medivation, Inc. (a)	32,000	2,588,160
Merrimack Pharmaceuticals, Inc.	19,000	150,100
Michael Kors Holdings Ltd.	154,500	7,056,015
MICROS Systems, Inc. (a)	7,000	397,810
Microsoft Corp.	349,000	11,174,980
Monster Beverage Corp. (a)	19,000	1,234,240
National Oilwell Varco, Inc.	16,000	1,212,160
NIKE, Inc. Class B	75,000	8,390,250
Noble Energy, Inc.	78,000	7,746,960
O'Reilly Automotive, Inc. (a)	27,000	2,847,420
Perrigo Co.	24,000	2,517,600
PetSmart, Inc.	18,000	1,048,680
Pioneer Natural Resources Co.	143,000	16,562,260
Prestige Brands Holdings, Inc. (a)	304,000	5,164,960
Priceline.com, Inc. (a)	5,000	3,804,100

	Shares	Value
PulteGroup, Inc. (a)	43,300	$ 426,072
Ralph Lauren Corp.	10,000	1,722,700
Raymond James Financial, Inc.	65,000	2,380,300
Responsys, Inc.	13,000	166,140
Robert Half International, Inc.	18,000	536,400
Royal Gold, Inc.	24,200	1,499,432
salesforce.com, Inc. (a)	69,000	10,745,370
Sempra Energy	174,000	11,264,760
Starbucks Corp.	17,000	975,460
Stratasys, Inc. (a)	3,000	153,630
SVB Financial Group (a)	62,000	3,973,580
The Coca-Cola Co.	7,000	534,240
TIBCO Software, Inc. (a)	75,000	2,467,500
Timken Co.	39,000	2,203,890
TJX Companies, Inc.	462,000	19,270,020
Total System Services, Inc.	67,900	1,597,008
Tractor Supply Co.	5,000	492,050
U.S. Bancorp	75,000	2,412,750
Under Armour, Inc. Class A (sub. vtg.) (a)	16,000	1,566,880
Union Pacific Corp.	56,400	6,341,616
United Rentals, Inc. (a)(d)	128,000	5,975,040
United Technologies Corp.	19,000	1,551,160
UnitedHealth Group, Inc.	317,800	17,844,470
Valmont Industries, Inc.	31,000	3,841,830
Vertex Pharmaceuticals, Inc. (a)	36,000	1,385,280
W.R. Grace & Co. (a)	104,200	6,211,362
Weight Watchers International, Inc.	8,000	607,680
Wells Fargo & Co.	797,000	26,643,710
WESCO International, Inc. (a)	152,000	10,091,280
Williams Companies, Inc.	267,000	9,086,010
Wyndham Worldwide Corp.	122,000	6,141,480
Yum! Brands, Inc.	115,000	8,363,950
TOTAL UNITED STATES OF AMERICA		579,369,145
TOTAL COMMON STOCKS (Cost $957,152,210)		1,091,227,118
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.3%
Volkswagen AG	17,500	3,315,126
Italy - 0.1%
Fiat Industrial SpA	111,500	915,143
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	28,789,600	46,728
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,270,670)		4,276,997
Investment Companies - 0.0%
	Shares	Value
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $400,856)	12,322	$ 16,700
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.14% (b)	17,091,275	17,091,275
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	38,391,837	38,391,837
TOTAL MONEY MARKET FUNDS (Cost $55,483,112)		55,483,112
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,016,306,848)	1,151,003,927
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(33,633,321)
NET ASSETS - 100%	$ 1,117,370,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,421
Fidelity Securities Lending Cash Central Fund	94,686
Total	$ 111,107
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 194,496,252	$ 173,673,006	$ 20,823,246	$ -
Consumer Staples	114,773,922	87,837,623	26,936,299	-
Energy	80,943,483	62,433,116	18,510,367	-
Financials	177,168,238	134,992,760	42,175,478	-
Health Care	88,898,292	68,303,950	20,594,342	-
Industrials	123,006,706	110,365,851	12,640,855	-
Information Technology	224,888,810	208,720,018	16,168,792	-
Materials	52,236,622	40,348,325	11,888,297	-
Telecommunication Services	24,015,702	17,290,124	6,725,578	-
Utilities	15,076,088	15,076,088	-	-
Investment Companies	16,700	16,700	-	-
Money Market Funds	55,483,112	55,483,112	-	-
Total Investments in Securities:	$ 1,151,003,927	$ 974,540,673	$ 176,463,254	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,129,814) - See accompanying schedule: Unaffiliated issuers (cost $960,823,736)	$ 1,095,520,815
Fidelity Central Funds (cost $55,483,112)	55,483,112
Total Investments (cost $1,016,306,848)		$ 1,151,003,927
Foreign currency held at value (cost $49,813)		49,785
Receivable for investments sold		26,995,321
Receivable for fund shares sold		1,033,941
Dividends receivable		2,769,472
Distributions receivable from Fidelity Central Funds		49,346
Prepaid expenses		1,182
Other receivables		360,808
Total assets		1,182,263,782

Liabilities
Payable for investments purchased	$ 24,303,114
Payable for fund shares redeemed	1,087,221
Accrued management fee	776,264
Distribution and service plan fees payable	6,594
Other affiliated payables	254,471
Other payables and accrued expenses	73,675
Collateral on securities loaned, at value	38,391,837
Total liabilities		64,893,176

Net Assets		$ 1,117,370,606
Net Assets consist of:
Paid in capital		$ 1,026,239,913
Undistributed net investment income		3,791,146
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,353,775)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		134,693,322
Net Assets		$ 1,117,370,606

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,452,662 ÷ 794,000 shares)	$ 19.46

Maximum offering price per share (100/94.25 of $19.46)	$ 20.65
Class T: Net Asset Value and redemption price per share ($4,677,810 ÷ 241,096 shares)	$ 19.40

Maximum offering price per share (100/96.50 of $19.40)	$ 20.10
Class B: Net Asset Value and offering price per share ($301,541 ÷ 15,637 shares)A	$ 19.28

Class C: Net Asset Value and offering price per share ($1,591,335 ÷ 82,668 shares)A	$ 19.25

Worldwide: Net Asset Value, offering price and redemption price per share ($1,091,428,457 ÷ 55,726,819 shares)	$ 19.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,918,801 ÷ 200,715 shares)	$ 19.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 11,328,444
Interest		10
Income from Fidelity Central Funds		111,107
Income before foreign taxes withheld		11,439,561
Less foreign taxes withheld		(447,100)
Total income		10,992,461
Expenses
Management fee Basic fee	$ 3,869,316
Performance adjustment	317,081
Transfer agent fees	1,288,963
Distribution and service plan fees	33,944
Accounting and security lending fees	253,528
Custodian fees and expenses	98,662
Independent trustees' compensation	3,420
Registration fees	76,647
Audit	34,852
Legal	2,803
Interest	56
Miscellaneous	5,555
Total expenses before reductions	5,984,827
Expense reductions	(172,044)	5,812,783
Net investment income (loss)		5,179,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,519,556
Foreign currency transactions	(110,900)
Total net realized gain (loss)		10,408,656
Change in net unrealized appreciation (depreciation) on: Investment securities	77,507,072
Assets and liabilities in foreign currencies	(19,107)
Total change in net unrealized appreciation (depreciation)		77,487,965
Net gain (loss)		87,896,621
Net increase (decrease) in net assets resulting from operations		$ 93,076,299

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,179,678	$ 7,182,199
Net realized gain (loss)	10,408,656	120,543,178
Change in net unrealized appreciation (depreciation)	77,487,965	(94,457,618)
Net increase (decrease) in net assets resulting from operations	93,076,299	33,267,759
Distributions to shareholders from net investment income	(4,089,511)	(6,244,141)
Distributions to shareholders from net realized gain	-	(2,870,519)
Total distributions	(4,089,511)	(9,114,660)
Share transactions - net increase (decrease)	(106,307,332)	12,558,124
Redemption fees	18,358	33,448
Total increase (decrease) in net assets	(17,302,186)	36,744,671

Net Assets
Beginning of period	1,134,672,792	1,097,928,121
End of period (including undistributed net investment income of $3,791,146 and undistributed net investment income of $2,700,979, respectively)	$ 1,117,370,606	$ 1,134,672,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.06	.05	.03	(.01)
Net realized and unrealized gain (loss)	1.53	.47	2.63	4.09
Total from investment operations	1.59	.52	2.66	4.08
Distributions from net investment income	(.02)	(.08)	(.10)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.46	$ 17.89	$ 17.50	$ 14.96
Total Return B,C,D	8.91%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.40% A	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.37% A	1.38%	1.41%	1.49% A
Net investment income (loss)	.64% A	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,453	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	1.54	.45	2.62	4.07
Total from investment operations	1.57	.46	2.61	4.06
Distributions from net investment income	-	(.04)	(.08)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.40	$ 17.83	$ 17.46	$ 14.94
Total Return B,C,D	8.81%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.66% A	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.66% A	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.63% A	1.63%	1.68%	1.70% A
Net investment income (loss)	.38% A	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,678	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	1.52	.47	2.61	4.04
Total from investment operations	1.51	.38	2.52	4.01
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	-	-	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.28	$ 17.77	$ 17.39	$ 14.89
Total Return B,C,D	8.50%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.12% A	2.13%	2.17%	2.17% A
Net investment income (loss)	(.11)% A	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 256	$ 305	$ 224
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.52	.47	2.61	4.05
Total from investment operations	1.51	.38	2.52	4.01
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.25	$ 17.74	$ 17.36	$ 14.89
Total Return B,C,D	8.51%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.16% A	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.13% A	2.13%	2.16%	2.15% A
Net investment income (loss)	(.12)% A	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82
Income from Investment Operations
Net investment income (loss) D	.09	.11	.08	.12	.16	.14
Net realized and unrealized gain (loss)	1.55	.48	2.63	1.63	(9.44)	6.05
Total from investment operations	1.64	.59	2.71	1.75	(9.28)	6.19
Distributions from net investment income	(.07)	(.10)	(.10)	(.17)	(.12)	(.17)
Distributions from net realized gain	-	(.05)	(.02)	-	(2.38)	(2.66)
Total distributions	(.07)	(.15)	(.11) I	(.17)	(2.50)	(2.83)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.59	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18
Total Return B,C	9.12%	3.32%	18.18%	13.39%	(40.66)%	31.87%
Ratios to Average Net Assets E,G
Expenses before reductions	1.09% A	1.08%	1.15%	1.27%	1.21%	1.04%
Expenses net of fee waivers, if any	1.09% A	1.08%	1.15%	1.27%	1.21%	1.04%
Expenses net of all reductions	1.06% A	1.05%	1.12%	1.24%	1.19%	1.02%
Net investment income (loss)	.96% A	.60%	.50%	.92%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,091,428	$ 1,114,694	$ 1,087,928	$ 991,996	$ 934,885	$ 1,773,603
Portfolio turnover rate F	192% A	203%	166%	224%	264%	128%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06
Net realized and unrealized gain (loss)	1.54	.47	2.63	4.06
Total from investment operations	1.62	.57	2.70	4.12
Distributions from net investment income	(.08)	(.11)	(.11)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 19.52	$ 17.98	$ 17.57	$ 15.00
Total Return B,C	9.04%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.16% A	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.13% A	1.10%	1.19%	1.15% A
Net investment income (loss)	.88% A	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,919	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,577,746
Gross unrealized depreciation	(28,021,841)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,555,905

Tax cost	$ 1,021,448,022

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (43,909,944)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,033,250,196 and $1,119,584,452, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 17,376	$ 1,400
Class T	.25%	.25%	8,102	84
Class B	.75%	.25%	1,357	1,019
Class C	.75%	.25%	7,109	2,763
			$ 33,944	$ 5,266

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,384
Class T	972
Class B*	481
Class C*	1,262
$ 7,099

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,918.30
Class T	5,033.31
Class B	409.30
Class C	2,170.31
Worldwide	1,255,256.23
Institutional Class	5,177.31
	$ 1,288,963

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,998 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,075,000.33%		$ 56

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,642 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94,686. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $172,044 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 16,597	$ 36,687
Class T	-	3,024
Class B	-	-
Class C	-	-
Worldwide	4,059,520	6,199,611
Institutional Class	13,394	4,819
Total	$ 4,089,511	$ 6,244,141
From net realized gain
Class A	$ -	$ 20,664
Class T	-	3,280
Class B	-	-
Class C	-	-
Worldwide	-	2,844,643
Institutional Class	-	1,932
Total	$ -	$ 2,870,519

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	188,055	446,295	$ 3,446,072	$ 8,440,354
Reinvestment of distributions	720	2,409	12,524	44,007
Shares redeemed	(130,134)	(143,732)	(2,373,904)	(2,654,718)
Net increase (decrease)	58,641	304,972	$ 1,084,692	$ 5,829,643
Class T
Shares sold	131,790	307,740	$ 2,443,223	$ 5,853,479
Reinvestment of distributions	-	344	-	6,293
Shares redeemed	(13,325)	(249,620)	(241,694)	(4,835,753)
Net increase (decrease)	118,465	58,464	$ 2,201,529	$ 1,024,019
Class B
Shares sold	2,613	3,768	$ 46,396	$ 71,519
Shares redeemed	(1,359)	(6,939)	(23,981)	(128,598)
Net increase (decrease)	1,254	(3,171)	$ 22,415	$ (57,079)
Class C
Shares sold	25,761	41,472	$ 466,522	$ 784,669
Shares redeemed	(16,217)	(9,227)	(292,789)	(167,760)
Net increase (decrease)	9,544	32,245	$ 173,733	$ 616,909
Worldwide
Shares sold	4,617,352	12,255,493	$ 82,942,652	$ 231,984,939
Reinvestment of distributions	226,349	480,262	3,956,581	8,805,760
Shares redeemed	(10,988,502)	(12,736,797)	(197,231,169)	(238,335,100)
Net increase (decrease)	(6,144,801)	(1,042)	$ (110,331,936)	$ 2,455,599
Institutional Class
Shares sold	60,053	162,911	$ 1,113,224	$ 2,875,496
Reinvestment of distributions	745	360	12,982	6,581
Shares redeemed	(31,757)	(10,647)	(583,971)	(193,044)
Net increase (decrease)	29,041	152,624	$ 542,235	$ 2,689,033

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AWLD-USAN-0612
1.883449.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Worldwide Fund

Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Worldwide Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Worldwide Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.40%
Actual		$ 1,000.00	$ 1,089.10	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.02
Class T	1.66%
Actual		$ 1,000.00	$ 1,088.10	$ 8.62
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.32
Class B	2.15%
Actual		$ 1,000.00	$ 1,085.00	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,014.17	$ 10.77
Class C	2.16%
Actual		$ 1,000.00	$ 1,085.10	$ 11.20
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Worldwide	1.09%
Actual		$ 1,000.00	$ 1,091.20	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.47
Institutional Class	1.16%
Actual		$ 1,000.00	$ 1,090.40	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Worldwide Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United States of America	53.8%
United Kingdom	10.4%
Japan	7.7%
France	2.9%
Netherlands	2.5%
Germany	2.5%
Switzerland	2.0%
Korea (South)	1.8%
Ireland	1.7%
Other	14.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America	52.8%
United Kingdom	9.8%
Japan	7.0%
France	4.3%
Switzerland	3.2%
Germany	2.7%
Canada	2.1%
Netherlands	1.6%
Australia	1.5%
Other	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.0	96.6
Short-Term Investments and Net Other Assets (Liabilities)	2.0	3.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citrix Systems, Inc. (United States of America, Software)	3.0	1.1
MasterCard, Inc. Class A (United States of America, IT Services)	3.0	2.1
Wells Fargo & Co. (United States of America, Commercial Banks)	2.4	0.6
Intuit, Inc. (United States of America, Software)	2.3	2.7
Estee Lauder Companies, Inc. Class A (United States of America, Personal Products)	1.7	1.0
TJX Companies, Inc. (United States of America, Specialty Retail)	1.7	0.9
Fifth Third Bancorp (United States of America, Commercial Banks)	1.7	0.4
Apple, Inc. (United States of America, Computers & Peripherals)	1.7	1.8
UnitedHealth Group, Inc. (United States of America, Health Care Providers & Services)	1.6	1.2
Pioneer Natural Resources Co. (United States of America, Oil, Gas & Consumable Fuels)	1.5	0.0
	20.6
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	14.3
Consumer Discretionary	17.8	14.7
Financials	15.9	18.2
Industrials	10.8	9.2
Consumer Staples	10.3	9.4
Health Care	7.8	10.7
Energy	7.3	11.4
Materials	4.8	4.3
Telecommunication Services	2.1	3.0
Utilities	1.3	1.4

Semiannual Report

Fidelity Worldwide Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.7%
Australia & New Zealand Banking Group Ltd.	267,724	$ 6,669,174
Commonwealth Bank of Australia	78,325	4,240,903
Fortescue Metals Group Ltd.	218,016	1,281,069
Imdex Ltd.	398,114	1,045,233
NRW Holdings Ltd.	135,597	577,801
Ramsay Health Care Ltd.	86,433	1,803,706
Spark Infrastructure Group unit	959,218	1,449,074
WorleyParsons Ltd.	54,064	1,591,226
TOTAL AUSTRALIA		18,658,186
Bailiwick of Jersey - 1.0%
Experian PLC	249,900	3,944,583
Shire PLC	61,500	2,004,695
Wolseley PLC	135,960	5,170,455
TOTAL BAILIWICK OF JERSEY		11,119,733
Belgium - 1.5%
Anheuser-Busch InBev SA NV (d)	227,711	16,413,616
Bermuda - 0.6%
African Minerals Ltd. (a)	185,600	1,566,486
Cheung Kong Infrastructure Holdings Ltd.	398,000	2,362,254
Li & Fung Ltd.	928,000	1,985,500
Petra Diamonds Ltd. (a)	386,300	973,736
TOTAL BERMUDA		6,887,976
Brazil - 0.9%
Arezzo Industria e Comercio SA	51,200	805,813
Qualicorp SA	329,000	2,865,147
Redecard SA	63,500	1,069,354
Souza Cruz Industria e Comercio	112,500	1,752,289
TIM Participacoes SA sponsored ADR	122,878	3,677,739
TOTAL BRAZIL		10,170,342
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	118,800	499,415
Mail.ru Group Ltd. GDR (Reg. S) (a)	68,600	2,966,950
TOTAL BRITISH VIRGIN ISLANDS		3,466,365
Canada - 0.4%
Goldcorp, Inc.	35,100	1,344,301
InterOil Corp. (a)	10,500	634,620
Open Text Corp. (a)	36,300	2,035,226
TOTAL CANADA		4,014,147
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	17,600	2,335,520
Biostime International Holdings Ltd.	496,500	1,430,246
China Kanghui Holdings sponsored ADR (a)	105,800	2,112,826
Eurasia Drilling Co. Ltd. GDR (Reg. S)	19,400	552,900

	Shares	Value
Sands China Ltd.	554,400	$ 2,179,400
Shenguan Holdings Group Ltd.	558,000	302,063
TOTAL CAYMAN ISLANDS		8,912,955
Denmark - 1.2%
Danske Bank A/S (a)	93,416	1,516,844
Novo Nordisk A/S Series B	48,916	7,211,985
William Demant Holding A/S (a)	47,100	4,446,243
TOTAL DENMARK		13,175,072
France - 2.9%
Arkema SA	20,430	1,809,597
AXA SA	237,737	3,367,464
BNP Paribas SA	87,788	3,527,087
Bureau Veritas SA	29,600	2,637,507
Iliad SA	22,513	2,898,313
JC Decaux SA	31,800	902,346
L'Oreal SA	9,000	1,082,882
LVMH Moet Hennessy - Louis Vuitton SA (d)	21,299	3,528,681
PPR SA (d)	23,950	4,005,928
Sanofi SA	57,258	4,373,801
Schneider Electric SA	43,500	2,672,534
Technip SA	11,800	1,334,488
TOTAL FRANCE		32,140,628
Germany - 2.2%
Aareal Bank AG (a)	63,891	1,232,738
Allianz AG	15,766	1,756,923
BASF AG (d)	39,164	3,224,259
Bayerische Motoren Werke AG (BMW)	44,338	4,214,862
Fresenius Medical Care AG & Co. KGaA	22,400	1,590,786
GEA Group AG	59,653	1,968,688
Gerry Weber International AG (Bearer)	19,400	823,870
GSW Immobilien AG	26,800	892,090
GSW Immobilien AG rights 5/3/12 (a)	26,800	31,480
Lanxess AG	20,100	1,600,494
MTU Aero Engines Holdings AG	17,300	1,457,009
SAP AG	56,734	3,762,517
Wirecard AG	97,400	1,805,134
TOTAL GERMANY		24,360,850
Hong Kong - 0.7%
AIA Group Ltd.	1,071,600	3,812,024
HKT Trust / HKT Ltd. unit	1,451,000	1,127,713
Techtronic Industries Co. Ltd.	2,728,500	3,295,167
TOTAL HONG KONG		8,234,904
India - 0.6%
Apollo Hospitals Enterprise Ltd.	25,151	301,034
Housing Development Finance Corp. Ltd.	205,593	2,629,592
IndusInd Bank Ltd.	191,444	1,211,198
Common Stocks - continued
	Shares	Value
India - continued
The Jammu & Kashmir Bank Ltd.	30,114	$ 538,124
Titan Industries Ltd.	374,259	1,655,793
TOTAL INDIA		6,335,741
Indonesia - 0.2%
PT Media Nusantara Citra Tbk	4,495,500	1,100,579
PT Sarana Menara Nusantara Tbk (a)	371,000	557,075
PT Tower Bersama Infrastructure Tbk	3,318,000	1,101,126
TOTAL INDONESIA		2,758,780
Ireland - 1.7%
Accenture PLC Class A	121,800	7,910,910
Alkermes PLC (a)	84,000	1,453,200
Elan Corp. PLC sponsored ADR (a)	169,000	2,330,510
Ingersoll-Rand PLC	40,000	1,700,800
James Hardie Industries NV CDI	365,087	2,848,941
Paddy Power PLC (Ireland)	43,800	2,858,534
TOTAL IRELAND		19,102,895
Israel - 0.2%
Check Point Software Technologies Ltd. (a)	44,700	2,598,411
Italy - 0.8%
Brunello Cucinelli SpA	8,500	135,028
Fiat Industrial SpA (d)	113,100	1,283,116
Prada SpA	253,200	1,719,840
Saipem SpA	109,488	5,409,169
TOTAL ITALY		8,547,153
Japan - 7.7%
ABC-Mart, Inc.	70,200	2,556,554
Aozora Bank Ltd.	810,000	2,077,604
Calbee, Inc.	37,400	2,263,439
Canon, Inc.	57,400	2,601,982
Chiyoda Corp.	171,000	2,059,291
Cosmos Pharmaceutical Corp.	44,900	2,517,415
Credit Saison Co. Ltd.	158,600	3,403,934
CyberAgent, Inc.	462	1,422,948
Don Quijote Co. Ltd.	103,100	3,781,944
Fanuc Corp.	35,200	5,936,870
Fast Retailing Co. Ltd.	9,500	2,123,079
Hitachi Ltd.	521,000	3,318,584
Honda Motor Co. Ltd.	161,800	5,823,415
Japan Tobacco, Inc.	1,175	6,509,541
JS Group Corp.	116,000	2,277,968
JSR Corp.	137,200	2,707,984
Kakaku.com, Inc.	54,300	1,688,643
KDDI Corp.	413	2,703,788
Keyence Corp.	18,460	4,357,293
Mitsubishi Corp.	109,200	2,366,726
Mitsubishi Estate Co. Ltd.	94,000	1,661,868
Mitsubishi UFJ Financial Group, Inc.	910,900	4,373,972

	Shares	Value
Nexon Co. Ltd. (d)	23,200	$ 439,773
ORIX Corp.	79,370	7,589,105
Rakuten, Inc.	4,586	5,115,306
Seven Bank Ltd.	795,700	1,966,101
So-net M3, Inc.	320	1,487,647
Unicharm Corp.	13,200	738,474
TOTAL JAPAN		85,871,248
Korea (South) - 1.8%
Hyundai Motor Co.	16,534	3,928,220
Kia Motors Corp.	34,480	2,544,526
LG Household & Health Care Ltd.	5,774	3,029,738
NCsoft Corp.	4,691	1,216,205
NHN Corp.	3,893	881,857
Orion Corp.	4,433	3,522,473
Samsung Electronics Co. Ltd.	3,934	4,838,634
TOTAL KOREA (SOUTH)		19,961,653
Luxembourg - 0.6%
Brait SA	357,400	1,118,885
Millicom International Cellular SA	11,500	1,230,385
Millicom International Cellular SA (depository receipt)	8,600	913,648
Samsonite International SA	1,596,000	3,093,817
TOTAL LUXEMBOURG		6,356,735
Mexico - 0.1%
Wal-Mart de Mexico SA de CV Series V	472,400	1,350,678
Netherlands - 2.5%
AEGON NV	292,700	1,361,623
ASML Holding NV	69,100	3,523,409
Gemalto NV	121,249	9,035,076
HeidelbergCement Finance AG (d)	51,700	2,842,675
ING Groep NV (Certificaten Van Aandelen) (a)	309,500	2,183,649
LyondellBasell Industries NV Class A	64,000	2,673,920
NXP Semiconductors NV (a)	55,800	1,442,430
Randstad Holding NV	46,058	1,595,017
Yandex NV	138,000	3,273,360
TOTAL NETHERLANDS		27,931,159
Norway - 0.3%
DnB NOR ASA (d)	274,800	2,962,997
Philippines - 0.0%
Alliance Global Group, Inc.	596,900	174,972
Poland - 0.2%
Eurocash SA	215,900	2,636,309
Puerto Rico - 0.1%
Popular, Inc. (a)	850,000	1,513,000
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	306,102	1,210,670
Common Stocks - continued
	Shares	Value
Russia - 0.2%
Mobile TeleSystems OJSC sponsored ADR	135,800	$ 2,656,248
South Africa - 0.4%
Distell Group Ltd.	126,410	1,381,441
Shoprite Holdings Ltd.	95,600	1,651,921
Tiger Brands Ltd.	33,200	1,216,508
TOTAL SOUTH AFRICA		4,249,870
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	344,675	2,332,608
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	344,651	49,275
Inditex SA	33,906	3,049,920
TOTAL SPAIN		5,431,803
Sweden - 1.2%
Atlas Copco AB (A Shares)	131,200	3,123,461
Elekta AB:
unit (a)	30,000	97,757
(B Shares)	30,000	1,522,152
Intrum Justitia AB	115,000	1,745,341
Svenska Handelsbanken AB (A Shares)	100,200	3,247,191
Swedish Match Co. AB	78,000	3,170,718
TOTAL SWEDEN		12,906,620
Switzerland - 2.0%
Adecco SA (Reg.)	32,451	1,580,446
Partners Group Holding AG	13,818	2,629,462
Roche Holding AG (participation certificate)	14,101	2,576,107
Schindler Holding AG (participation certificate)	33,294	4,306,887
Swatch Group AG (Bearer)	3,280	1,512,873
Syngenta AG (Switzerland)	5,030	1,764,098
UBS AG	248,020	3,097,663
Zurich Financial Services AG	20,820	5,092,876
TOTAL SWITZERLAND		22,560,412
Turkey - 0.0%
Boyner Buyuk Magazacilik A/S (a)	280,000	562,550
United Kingdom - 10.4%
Aberdeen Asset Management PLC	355,842	1,637,403
Aggreko PLC	79,600	2,908,264
Anglo American PLC (United Kingdom)	89,418	3,436,782
Ashmore Group PLC	187,900	1,166,855
Barclays PLC	1,259,033	4,457,965
BG Group PLC	274,063	6,452,283
BHP Billiton PLC	230,347	7,416,215
BP PLC	679,369	4,908,436
British American Tobacco PLC:
(United Kingdom)	174,800	8,966,516
sponsored ADR	67,500	6,947,100
British Land Co. PLC	332,855	2,644,018

	Shares	Value
Burberry Group PLC	94,800	$ 2,284,968
Carphone Warehouse Group PLC	868,479	1,846,613
Diageo PLC	235,504	5,940,914
GlaxoSmithKline PLC	169,900	3,925,428
HSBC Holdings PLC (United Kingdom)	715,328	6,458,188
Jazztel PLC (a)	353,900	2,371,042
Legal & General Group PLC	1,970,424	3,761,078
London Stock Exchange Group PLC	33,500	591,587
Meggitt PLC	416,600	2,762,209
Michael Page International PLC	230,900	1,557,560
Next PLC	43,800	2,082,278
Ocado Group PLC (a)(d)	898,900	1,893,788
Reckitt Benckiser Group PLC	36,900	2,148,340
Rolls-Royce Group PLC	271,600	3,630,268
Rotork PLC	37,010	1,325,765
Royal Dutch Shell PLC Class B	371,647	13,601,931
Royalblue Group PLC	39,800	1,001,290
Ultra Electronics Holdings PLC	36,900	1,008,588
Vodafone Group PLC	1,452,800	4,021,790
Vodafone Group PLC sponsored ADR	47,212	1,313,910
Xstrata PLC	112,700	2,153,923
TOTAL UNITED KINGDOM		116,623,295
United States of America - 51.8%
3D Systems Corp. (a)	18,000	530,820
Active Network, Inc.	123,000	2,066,400
Advance Auto Parts, Inc.	5,000	459,000
Airgas, Inc.	15,000	1,374,600
Alexion Pharmaceuticals, Inc. (a)	29,000	2,619,280
Allergan, Inc.	13,000	1,248,000
Altria Group, Inc.	78,000	2,512,380
Amazon.com, Inc. (a)	14,000	3,246,600
American International Group, Inc. (a)	141,000	4,798,230
American Tower Corp.	143,000	9,377,940
Amgen, Inc.	86,000	6,115,460
Apple, Inc. (a)	32,600	19,046,224
AutoZone, Inc. (a)	14,000	5,546,240
BB&T Corp.	204,000	6,536,160
Beam, Inc.	68,200	3,872,396
Bed Bath & Beyond, Inc. (a)	12,000	844,680
Biogen Idec, Inc. (a)	94,500	12,663,945
Cabela's, Inc. Class A (a)	171,000	6,465,510
Cirrus Logic, Inc. (a)	55,500	1,519,590
Citrix Systems, Inc. (a)	396,109	33,910,888
Cognizant Technology Solutions Corp. Class A (a)	47,200	3,460,704
Comcast Corp. Class A	122,000	3,700,260
Concur Technologies, Inc. (a)	3,000	169,680
Continental Resources, Inc. (a)	23,000	2,052,750
Cray, Inc. (a)	17,000	189,550
Cummins, Inc.	23,300	2,698,839
Dick's Sporting Goods, Inc.	7,000	354,200
Discover Financial Services	25,000	847,500
Discovery Communications, Inc. (a)	69,000	3,754,980
Common Stocks - continued
	Shares	Value
United States of America - continued
Dollar General Corp. (a)	145,400	$ 6,900,684
Drew Industries, Inc. (a)	8,000	238,240
Elizabeth Arden, Inc. (a)	56,534	2,203,695
EOG Resources, Inc.	12,000	1,317,720
Equifax, Inc.	54,000	2,474,280
Estee Lauder Companies, Inc. Class A	297,000	19,408,950
Expedia, Inc.	27,000	1,151,010
Fair Isaac Corp.	90,000	3,861,000
Fifth Third Bancorp	1,340,000	19,068,200
FMC Corp.	18,000	1,988,100
Foot Locker, Inc.	41,000	1,254,190
Fusion-io, Inc.	17,000	436,050
G-III Apparel Group Ltd. (a)	246,200	6,610,470
Gilead Sciences, Inc. (a)	68,000	3,536,680
H.B. Fuller Co.	60,000	1,974,000
HollyFrontier Corp.	74,000	2,280,680
Home Depot, Inc.	38,000	1,968,020
Hubbell, Inc. Class B	15,000	1,203,600
IBM Corp.	55,000	11,389,400
Intuit, Inc.	446,000	25,854,620
J.B. Hunt Transport Services, Inc.	104,000	5,754,320
JCPenney Co., Inc.	62,000	2,235,720
Kansas City Southern	178,000	13,709,560
Las Vegas Sands Corp.	94,000	5,216,060
Limited Brands, Inc.	28,000	1,391,600
Lincoln National Corp.	45,000	1,114,650
Lithia Motors, Inc. Class A (sub. vtg.)	53,000	1,421,990
Lorillard, Inc.	36,000	4,870,440
Mako Surgical Corp. (a)	24,000	991,440
Manitowoc Co., Inc.	118,000	1,634,300
Marathon Petroleum Corp.	149,000	6,199,890
Marten Transport Ltd.	39,600	834,372
MasterCard, Inc. Class A	74,400	33,648,888
McDonald's Corp.	29,500	2,874,775
Medivation, Inc. (a)	32,000	2,588,160
Merrimack Pharmaceuticals, Inc.	19,000	150,100
Michael Kors Holdings Ltd.	154,500	7,056,015
MICROS Systems, Inc. (a)	7,000	397,810
Microsoft Corp.	349,000	11,174,980
Monster Beverage Corp. (a)	19,000	1,234,240
National Oilwell Varco, Inc.	16,000	1,212,160
NIKE, Inc. Class B	75,000	8,390,250
Noble Energy, Inc.	78,000	7,746,960
O'Reilly Automotive, Inc. (a)	27,000	2,847,420
Perrigo Co.	24,000	2,517,600
PetSmart, Inc.	18,000	1,048,680
Pioneer Natural Resources Co.	143,000	16,562,260
Prestige Brands Holdings, Inc. (a)	304,000	5,164,960
Priceline.com, Inc. (a)	5,000	3,804,100

	Shares	Value
PulteGroup, Inc. (a)	43,300	$ 426,072
Ralph Lauren Corp.	10,000	1,722,700
Raymond James Financial, Inc.	65,000	2,380,300
Responsys, Inc.	13,000	166,140
Robert Half International, Inc.	18,000	536,400
Royal Gold, Inc.	24,200	1,499,432
salesforce.com, Inc. (a)	69,000	10,745,370
Sempra Energy	174,000	11,264,760
Starbucks Corp.	17,000	975,460
Stratasys, Inc. (a)	3,000	153,630
SVB Financial Group (a)	62,000	3,973,580
The Coca-Cola Co.	7,000	534,240
TIBCO Software, Inc. (a)	75,000	2,467,500
Timken Co.	39,000	2,203,890
TJX Companies, Inc.	462,000	19,270,020
Total System Services, Inc.	67,900	1,597,008
Tractor Supply Co.	5,000	492,050
U.S. Bancorp	75,000	2,412,750
Under Armour, Inc. Class A (sub. vtg.) (a)	16,000	1,566,880
Union Pacific Corp.	56,400	6,341,616
United Rentals, Inc. (a)(d)	128,000	5,975,040
United Technologies Corp.	19,000	1,551,160
UnitedHealth Group, Inc.	317,800	17,844,470
Valmont Industries, Inc.	31,000	3,841,830
Vertex Pharmaceuticals, Inc. (a)	36,000	1,385,280
W.R. Grace & Co. (a)	104,200	6,211,362
Weight Watchers International, Inc.	8,000	607,680
Wells Fargo & Co.	797,000	26,643,710
WESCO International, Inc. (a)	152,000	10,091,280
Williams Companies, Inc.	267,000	9,086,010
Wyndham Worldwide Corp.	122,000	6,141,480
Yum! Brands, Inc.	115,000	8,363,950
TOTAL UNITED STATES OF AMERICA		579,369,145
TOTAL COMMON STOCKS (Cost $957,152,210)		1,091,227,118
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.3%
Volkswagen AG	17,500	3,315,126
Italy - 0.1%
Fiat Industrial SpA	111,500	915,143
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	28,789,600	46,728
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,270,670)		4,276,997
Investment Companies - 0.0%
	Shares	Value
Cyprus - 0.0%
Aisi Realty Public Ltd. (a) (Cost $400,856)	12,322	$ 16,700
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.14% (b)	17,091,275	17,091,275
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	38,391,837	38,391,837
TOTAL MONEY MARKET FUNDS (Cost $55,483,112)		55,483,112
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,016,306,848)	1,151,003,927
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(33,633,321)
NET ASSETS - 100%	$ 1,117,370,606
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,421
Fidelity Securities Lending Cash Central Fund	94,686
Total	$ 111,107
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 194,496,252	$ 173,673,006	$ 20,823,246	$ -
Consumer Staples	114,773,922	87,837,623	26,936,299	-
Energy	80,943,483	62,433,116	18,510,367	-
Financials	177,168,238	134,992,760	42,175,478	-
Health Care	88,898,292	68,303,950	20,594,342	-
Industrials	123,006,706	110,365,851	12,640,855	-
Information Technology	224,888,810	208,720,018	16,168,792	-
Materials	52,236,622	40,348,325	11,888,297	-
Telecommunication Services	24,015,702	17,290,124	6,725,578	-
Utilities	15,076,088	15,076,088	-	-
Investment Companies	16,700	16,700	-	-
Money Market Funds	55,483,112	55,483,112	-	-
Total Investments in Securities:	$ 1,151,003,927	$ 974,540,673	$ 176,463,254	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,129,814) - See accompanying schedule: Unaffiliated issuers (cost $960,823,736)	$ 1,095,520,815
Fidelity Central Funds (cost $55,483,112)	55,483,112
Total Investments (cost $1,016,306,848)		$ 1,151,003,927
Foreign currency held at value (cost $49,813)		49,785
Receivable for investments sold		26,995,321
Receivable for fund shares sold		1,033,941
Dividends receivable		2,769,472
Distributions receivable from Fidelity Central Funds		49,346
Prepaid expenses		1,182
Other receivables		360,808
Total assets		1,182,263,782

Liabilities
Payable for investments purchased	$ 24,303,114
Payable for fund shares redeemed	1,087,221
Accrued management fee	776,264
Distribution and service plan fees payable	6,594
Other affiliated payables	254,471
Other payables and accrued expenses	73,675
Collateral on securities loaned, at value	38,391,837
Total liabilities		64,893,176

Net Assets		$ 1,117,370,606
Net Assets consist of:
Paid in capital		$ 1,026,239,913
Undistributed net investment income		3,791,146
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(47,353,775)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		134,693,322
Net Assets		$ 1,117,370,606

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,452,662 ÷ 794,000 shares)	$ 19.46

Maximum offering price per share (100/94.25 of $19.46)	$ 20.65
Class T: Net Asset Value and redemption price per share ($4,677,810 ÷ 241,096 shares)	$ 19.40

Maximum offering price per share (100/96.50 of $19.40)	$ 20.10
Class B: Net Asset Value and offering price per share ($301,541 ÷ 15,637 shares)A	$ 19.28

Class C: Net Asset Value and offering price per share ($1,591,335 ÷ 82,668 shares)A	$ 19.25

Worldwide: Net Asset Value, offering price and redemption price per share ($1,091,428,457 ÷ 55,726,819 shares)	$ 19.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,918,801 ÷ 200,715 shares)	$ 19.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Worldwide Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)
Investment Income
Dividends		$ 11,328,444
Interest		10
Income from Fidelity Central Funds		111,107
Income before foreign taxes withheld		11,439,561
Less foreign taxes withheld		(447,100)
Total income		10,992,461
Expenses
Management fee Basic fee	$ 3,869,316
Performance adjustment	317,081
Transfer agent fees	1,288,963
Distribution and service plan fees	33,944
Accounting and security lending fees	253,528
Custodian fees and expenses	98,662
Independent trustees' compensation	3,420
Registration fees	76,647
Audit	34,852
Legal	2,803
Interest	56
Miscellaneous	5,555
Total expenses before reductions	5,984,827
Expense reductions	(172,044)	5,812,783
Net investment income (loss)		5,179,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,519,556
Foreign currency transactions	(110,900)
Total net realized gain (loss)		10,408,656
Change in net unrealized appreciation (depreciation) on: Investment securities	77,507,072
Assets and liabilities in foreign currencies	(19,107)
Total change in net unrealized appreciation (depreciation)		77,487,965
Net gain (loss)		87,896,621
Net increase (decrease) in net assets resulting from operations		$ 93,076,299

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,179,678	$ 7,182,199
Net realized gain (loss)	10,408,656	120,543,178
Change in net unrealized appreciation (depreciation)	77,487,965	(94,457,618)
Net increase (decrease) in net assets resulting from operations	93,076,299	33,267,759
Distributions to shareholders from net investment income	(4,089,511)	(6,244,141)
Distributions to shareholders from net realized gain	-	(2,870,519)
Total distributions	(4,089,511)	(9,114,660)
Share transactions - net increase (decrease)	(106,307,332)	12,558,124
Redemption fees	18,358	33,448
Total increase (decrease) in net assets	(17,302,186)	36,744,671

Net Assets
Beginning of period	1,134,672,792	1,097,928,121
End of period (including undistributed net investment income of $3,791,146 and undistributed net investment income of $2,700,979, respectively)	$ 1,117,370,606	$ 1,134,672,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.89	$ 17.50	$ 14.96	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.06	.05	.03	(.01)
Net realized and unrealized gain (loss)	1.53	.47	2.63	4.09
Total from investment operations	1.59	.52	2.66	4.08
Distributions from net investment income	(.02)	(.08)	(.10)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	(.02)	(.13)	(.12)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.46	$ 17.89	$ 17.50	$ 14.96
Total Return B,C,D	8.91%	2.94%	17.85%	37.50%
Ratios to Average Net Assets F,I
Expenses before reductions	1.40% A	1.41%	1.43%	1.52% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.43%	1.52% A
Expenses net of all reductions	1.37% A	1.38%	1.41%	1.49% A
Net investment income (loss)	.64% A	.28%	.21%	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,453	$ 13,153	$ 7,530	$ 993
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 17.46	$ 14.94	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.01	(.01)	(.01)
Net realized and unrealized gain (loss)	1.54	.45	2.62	4.07
Total from investment operations	1.57	.46	2.61	4.06
Distributions from net investment income	-	(.04)	(.08)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.09)	(.09) K	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.40	$ 17.83	$ 17.46	$ 14.94
Total Return B,C,D	8.81%	2.61%	17.53%	37.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.66% A	1.66%	1.70%	1.73% A
Expenses net of fee waivers, if any	1.66% A	1.65%	1.70%	1.73% A
Expenses net of all reductions	1.63% A	1.63%	1.68%	1.70% A
Net investment income (loss)	.38% A	.03%	(.05)%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,678	$ 2,187	$ 1,120	$ 458
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.09 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 17.39	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.09)	(.03)
Net realized and unrealized gain (loss)	1.52	.47	2.61	4.04
Total from investment operations	1.51	.38	2.52	4.01
Distributions from net investment income	-	-	(.01)	-
Distributions from net realized gain	-	-	(.01)	-
Total distributions	-	-	(.02)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.28	$ 17.77	$ 17.39	$ 14.89
Total Return B,C,D	8.50%	2.19%	16.92%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.16%	2.19%	2.20% A
Expenses net of fee waivers, if any	2.15% A	2.16%	2.19%	2.20% A
Expenses net of all reductions	2.12% A	2.13%	2.17%	2.17% A
Net investment income (loss)	(.11)% A	(.47)%	(.55)%	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 256	$ 305	$ 224
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 17.36	$ 14.89	$ 10.88
Income from Investment Operations
Net investment income (loss) E	(.01)	(.09)	(.09)	(.04)
Net realized and unrealized gain (loss)	1.52	.47	2.61	4.05
Total from investment operations	1.51	.38	2.52	4.01
Distributions from net investment income	-	-	(.03)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	-	(.05)	-
Redemption fees added to paid in capital E,J	-	-	-	-
Net asset value, end of period	$ 19.25	$ 17.74	$ 17.36	$ 14.89
Total Return B,C,D	8.51%	2.19%	16.94%	36.86%
Ratios to Average Net Assets F,I
Expenses before reductions	2.16% A	2.16%	2.19%	2.18% A
Expenses net of fee waivers, if any	2.16% A	2.15%	2.19%	2.18% A
Expenses net of all reductions	2.13% A	2.13%	2.16%	2.15% A
Net investment income (loss)	(.12)% A	(.47)%	(.54)%	(.39)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,591	$ 1,297	$ 710	$ 335
Portfolio turnover rate G	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18	$ 21.82
Income from Investment Operations
Net investment income (loss) D	.09	.11	.08	.12	.16	.14
Net realized and unrealized gain (loss)	1.55	.48	2.63	1.63	(9.44)	6.05
Total from investment operations	1.64	.59	2.71	1.75	(9.28)	6.19
Distributions from net investment income	(.07)	(.10)	(.10)	(.17)	(.12)	(.17)
Distributions from net realized gain	-	(.05)	(.02)	-	(2.38)	(2.66)
Total distributions	(.07)	(.15)	(.11) I	(.17)	(2.50)	(2.83)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 19.59	$ 18.02	$ 17.58	$ 14.98	$ 13.40	$ 25.18
Total Return B,C	9.12%	3.32%	18.18%	13.39%	(40.66)%	31.87%
Ratios to Average Net Assets E,G
Expenses before reductions	1.09% A	1.08%	1.15%	1.27%	1.21%	1.04%
Expenses net of fee waivers, if any	1.09% A	1.08%	1.15%	1.27%	1.21%	1.04%
Expenses net of all reductions	1.06% A	1.05%	1.12%	1.24%	1.19%	1.02%
Net investment income (loss)	.96% A	.60%	.50%	.92%	.84%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,091,428	$ 1,114,694	$ 1,087,928	$ 991,996	$ 934,885	$ 1,773,603
Portfolio turnover rate F	192% A	203%	166%	224%	264%	128%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.11 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.98	$ 17.57	$ 15.00	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.08	.10	.07	.06
Net realized and unrealized gain (loss)	1.54	.47	2.63	4.06
Total from investment operations	1.62	.57	2.70	4.12
Distributions from net investment income	(.08)	(.11)	(.11)	-
Distributions from net realized gain	-	(.05)	(.02)	-
Total distributions	(.08)	(.16)	(.13)	-
Redemption fees added to paid in capital D, I	-	-	-	-
Net asset value, end of period	$ 19.52	$ 17.98	$ 17.57	$ 15.00
Total Return B,C	9.04%	3.23%	18.08%	37.87%
Ratios to Average Net Assets E,H
Expenses before reductions	1.16% A	1.13%	1.21%	1.17% A
Expenses net of fee waivers, if any	1.16% A	1.13%	1.21%	1.17% A
Expenses net of all reductions	1.13% A	1.10%	1.19%	1.15% A
Net investment income (loss)	.88% A	.56%	.44%	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,919	$ 3,086	$ 335	$ 290
Portfolio turnover rate F	192% A	203%	166%	224%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to October 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Worldwide and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,577,746
Gross unrealized depreciation	(28,021,841)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,555,905

Tax cost	$ 1,021,448,022

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (43,909,944)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,033,250,196 and $1,119,584,452, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 17,376	$ 1,400
Class T	.25%	.25%	8,102	84
Class B	.75%	.25%	1,357	1,019
Class C	.75%	.25%	7,109	2,763
			$ 33,944	$ 5,266

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,384
Class T	972
Class B*	481
Class C*	1,262
$ 7,099

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,918.30
Class T	5,033.31
Class B	409.30
Class C	2,170.31
Worldwide	1,255,256.23
Institutional Class	5,177.31
	$ 1,288,963
* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24,998 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,075,000.33%		$ 56

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,642 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94,686. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $172,044 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 16,597	$ 36,687
Class T	-	3,024
Class B	-	-
Class C	-	-
Worldwide	4,059,520	6,199,611
Institutional Class	13,394	4,819
Total	$ 4,089,511	$ 6,244,141
From net realized gain
Class A	$ -	$ 20,664
Class T	-	3,280
Class B	-	-
Class C	-	-
Worldwide	-	2,844,643
Institutional Class	-	1,932
Total	$ -	$ 2,870,519

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	188,055	446,295	$ 3,446,072	$ 8,440,354
Reinvestment of distributions	720	2,409	12,524	44,007
Shares redeemed	(130,134)	(143,732)	(2,373,904)	(2,654,718)
Net increase (decrease)	58,641	304,972	$ 1,084,692	$ 5,829,643
Class T
Shares sold	131,790	307,740	$ 2,443,223	$ 5,853,479
Reinvestment of distributions	-	344	-	6,293
Shares redeemed	(13,325)	(249,620)	(241,694)	(4,835,753)
Net increase (decrease)	118,465	58,464	$ 2,201,529	$ 1,024,019
Class B
Shares sold	2,613	3,768	$ 46,396	$ 71,519
Shares redeemed	(1,359)	(6,939)	(23,981)	(128,598)
Net increase (decrease)	1,254	(3,171)	$ 22,415	$ (57,079)
Class C
Shares sold	25,761	41,472	$ 466,522	$ 784,669
Shares redeemed	(16,217)	(9,227)	(292,789)	(167,760)
Net increase (decrease)	9,544	32,245	$ 173,733	$ 616,909
Worldwide
Shares sold	4,617,352	12,255,493	$ 82,942,652	$ 231,984,939
Reinvestment of distributions	226,349	480,262	3,956,581	8,805,760
Shares redeemed	(10,988,502)	(12,736,797)	(197,231,169)	(238,335,100)
Net increase (decrease)	(6,144,801)	(1,042)	$ (110,331,936)	$ 2,455,599
Institutional Class
Shares sold	60,053	162,911	$ 1,113,224	$ 2,875,496
Reinvestment of distributions	745	360	12,982	6,581
Shares redeemed	(31,757)	(10,647)	(583,971)	(193,044)
Net increase (decrease)	29,041	152,624	$ 542,235	$ 2,689,033

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

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(U.K.) Inc.

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(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)
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AWLDI-USAN-0612
1.883439.103

Fidelity®

Series Emerging Markets

Series International Growth

Series International Small Cap

Series International Value

Funds -

Fidelity Series Emerging Markets Fund

Fidelity Series International Growth Fund

Fidelity Series International Small Cap Fund

Fidelity Series International Value Fund

Class F

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series Emerging Markets Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Growth Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Small Cap Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Fidelity Series Emerging Markets Fund
Series Emerging Markets	1.10%
Actual		$ 1,000.00	$ 1,068.90	$ 5.66
Hypothetical A		$ 1,000.00	$ 1,019.39	$ 5.52
Class F	.90%
Actual		$ 1,000.00	$ 1,069.60	$ 4.63
Hypothetical A		$ 1,000.00	$ 1,020.39	$ 4.52
Fidelity Series International Growth Fund
Series International Growth	1.04%
Actual		$ 1,000.00	$ 1,096.50	$ 5.42
Hypothetical A		$ 1,000.00	$ 1,019.69	$ 5.22
Class F	.84%
Actual		$ 1,000.00	$ 1,097.90	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Fidelity Series International Small Cap Fund
Series International Small Cap	1.20%
Actual		$ 1,000.00	$ 1,092.70	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.02
Class F	.99%
Actual		$ 1,000.00	$ 1,092.80	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.94	$ 4.97
Fidelity Series International Value Fund
Series International Value	.89%
Actual		$ 1,000.00	$ 1,032.20	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.47
Class F	.68%
Actual		$ 1,000.00	$ 1,033.20	$ 3.44
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Korea (South) 13.5%
Brazil 12.6%
China 8.5%
Taiwan 8.4%
Russia 7.0%
Cayman Islands 5.1%
South Africa 4.9%
Hong Kong 4.1%
United States of America 4.1%
Other 31.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
Brazil 15.7%
Korea (South) 12.1%
China 8.8%
Russia 7.6%
Taiwan 6.7%
India 4.8%
United States of America 4.5%
Hong Kong 4.5%
South Africa 4.1%
Other 31.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	97.1
Short-Term Investments and Net Other Assets (Liabilities)	3.0	2.9
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.4	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	2.1	2.2
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.0	1.3
CNOOC Ltd. sponsored ADR (Hong Kong, Oil, Gas & Consumable Fuels)	1.7	1.8
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.7	2.1
Ecopetrol SA ADR (Colombia, Oil, Gas & Consumable Fuels)	1.4	1.1
KB Financial Group, Inc. (Korea (South), Commercial Banks)	1.3	0.9
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.3	1.2
PT Telkomunikasi Indonesia Tbk sponsored ADR (Indonesia, Diversified Telecommunication Services)	1.2	1.0
	19.7
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	22.5
Information Technology	14.2	11.9
Energy	14.0	14.6
Materials	12.2	12.8
Consumer Discretionary	8.3	8.4
Consumer Staples	8.2	7.4
Telecommunication Services	7.9	7.2
Industrials	6.2	7.7
Utilities	3.2	3.6
Health Care	1.1	1.0

Semiannual Report

Fidelity Series Emerging Markets Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 0.3%
Paladin Energy Ltd. (Australia) (a)(d)	10,970,443	$ 18,230,142
Austria - 0.1%
Erste Bank AG	230,926	5,317,649
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)	2,813,935	8,084,117
Bermuda - 2.2%
Aquarius Platinum Ltd. (Australia)	6,883,386	15,633,773
BW Offshore Ltd.	15,775,690	21,917,190
Cosco International Holdings Ltd.	8,722,000	3,799,677
GP Investments Ltd. (depositary receipt) (a)	6,502,800	15,488,137
Kunlun Energy Co. Ltd.	34,232,000	60,357,634
Nine Dragons Paper (Holdings) Ltd.	7,541,000	6,220,464
TOTAL BERMUDA		123,416,875
Brazil - 12.6%
Anhanguera Educacional Participacoes SA	2,963,116	39,391,107
Arezzo Industria e Comercio SA	1,128,100	17,754,636
B2W Companhia Global do Varejo	849,775	3,624,411
Banco do Brasil SA	3,109,757	38,469,202
Banco Do Est Rio Grande Sul SA	1,678,800	14,549,629
BR Properties SA	2,289,900	28,411,266
Braskem SA (PN-A)	2,586,300	18,181,371
Centrais Eletricas Brasileiras SA (Electrobras)	692,800	5,924,319
Cia.Hering SA	880,300	21,844,131
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	429,400	18,026,212
Companhia de Saneamento de Minas Gerais	578,000	13,484,595
Companhia Paranaense de Energia-Copel:
(PN-B)	173,400	4,392,879
(PN-B) sponsored ADR (d)	534,000	13,376,700
Ecorodovias Infraestrutura e Logistica SA	2,578,100	21,505,018
Energias do Brasil SA	1,831,000	12,804,464
Fibria Celulose SA	2,723,900	21,920,954
Gerdau SA sponsored ADR	3,818,400	35,854,776
Itau Unibanco Banco Multiplo SA sponsored ADR	2,380,760	37,354,124
Localiza Rent A Car SA	1,238,400	21,147,297
Lojas Americanas SA (PN)	4,160,841	39,116,686
Mills Estruturas e Servicos de Engenharia SA	1,186,800	15,434,657
Multiplus SA	982,500	21,287,543
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR	560,000	12,409,600
sponsored ADR	878,100	20,670,474
Common Stocks - continued
	Shares	Value
Brazil - continued
Redecard SA	693,900	$ 11,685,434
Santos Brasil Participacoes SA unit	468,300	8,156,525
Telefonica Brasil SA sponsored ADR	404,900	11,527,503
Ultrapar Participacoes SA	2,847,500	64,683,656
Vale SA (PN-A) sponsored ADR (d)	5,205,000	112,584,150
TOTAL BRAZIL		705,573,319
British Virgin Islands - 0.3%
HLS Systems International Ltd. (a)	1,048,800	10,414,584
Sable Mining Africa Ltd. (a)	26,132,440	4,824,770
TOTAL BRITISH VIRGIN ISLANDS		15,239,354
Canada - 2.1%
Banro Corp. (a)	712,600	3,030,038
Barrick Gold Corp.	247,700	10,020,847
Extorre Gold Mines Ltd. (a)	1,740,989	7,402,839
Extorre Gold Mines Ltd. (f)	61,000	259,377
First Quantum Minerals Ltd.	741,800	15,410,515
Goldcorp, Inc.	429,900	16,464,811
Tahoe Resources, Inc. (a)	175,000	3,293,597
Uranium One, Inc. (a)(d)	12,895,800	37,469,953
Yamana Gold, Inc.	1,440,800	21,136,109
TOTAL CANADA		114,488,086
Cayman Islands - 5.1%
Ajisen (China) Holdings Ltd.	12,381,000	13,883,176
Baidu.com, Inc. sponsored ADR (a)	248,426	32,966,130
Belle International Holdings Ltd.	7,369,000	14,455,631
Biostime International Holdings Ltd.	9,236,000	26,605,737
Changyou.com Ltd. (A Shares) ADR (a)	148,600	3,599,092
Ctrip.com International Ltd. sponsored ADR (a)(d)	442,700	9,593,309
Eurasia Drilling Co. Ltd. GDR (Reg. S)	1,149,400	32,757,900
Geely Automobile Holdings Ltd.	31,605,000	11,772,467
Greatview Aseptic Pack Co. Ltd. (a)	45,196,000	24,699,019
Hengan International Group Co. Ltd.	4,091,000	43,316,253
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	129,389	3,179,088
Shenzhou International Group Holdings Ltd.	3,680,000	6,924,916
SINA Corp. (a)	132,125	7,730,634
Stella International Holdings Ltd.	4,153,500	11,027,962
Tencent Holdings Ltd.	257,100	8,078,851
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	32,138,000	$ 29,202,619
Xueda Education Group sponsored ADR (a)(d)	2,270,100	7,877,247
TOTAL CAYMAN ISLANDS		287,670,031
Chile - 1.1%
Aguas Andinas SA	18,896,180	12,500,073
Embotelladora Andina SA Class A	2,811,317	12,749,739
Empresa Nacional de Telecomunicaciones SA (ENTEL)	816,382	16,177,863
Enersis SA	52,081,942	21,247,203
TOTAL CHILE		62,674,878
China - 8.5%
BYD Co. Ltd. (H Shares) (a)	5,224,000	13,769,251
China Communications Construction Co. Ltd. (H Shares)	7,186,000	7,224,298
China Communications Services Corp. Ltd. (H Shares)	22,070,000	11,349,822
China Construction Bank Corp. (H Shares)	122,568,000	95,417,466
China Merchants Bank Co. Ltd. (H Shares)	3,080,000	6,685,081
China Pacific Insurance Group Co. Ltd. (H Shares)	15,231,600	49,766,526
China Petroleum & Chemical Corp. (H Shares)	57,962,000	61,562,070
China Suntien Green Energy Corp. Ltd. (H Shares) (e)	80,139,000	15,596,771
China Telecom Corp. Ltd. (H Shares)	35,276,000	18,906,207
Dongfeng Motor Group Co. Ltd. (H Shares)	12,794,000	25,229,673
Harbin Power Equipment Co. Ltd. (H Shares)	19,434,000	20,263,971
Industrial & Commercial Bank of China Ltd. (H Shares)	174,411,000	116,444,095
Maanshan Iron & Steel Ltd. (H Shares)	57,616,000	16,263,015
PetroChina Co. Ltd. (H Shares)	13,170,000	19,645,651
PICC Property & Casualty Co. Ltd. (H Shares)	558,000	699,779
TOTAL CHINA		478,823,676
Colombia - 1.4%
Ecopetrol SA ADR (d)	1,233,000	79,775,100
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	136,103	5,488,473
Egypt - 0.4%
Citadel Capital Corp. (a)	7,209,700	3,756,760
Orascom Telecom Holding SAE unit (a)	4,343,700	12,162,360
Orascom Telecom Media & Technology Holding sponsored GDR (f)	967,700	1,093,501
Orascom Telecom Media & Technology Holding SAE (a)	22,409,500	5,226,814
TOTAL EGYPT		22,239,435
Hong Kong - 4.1%
China Mobile Ltd.	49,500	547,644
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Mobile Ltd. sponsored ADR	1,237,700	$ 68,494,318
CNOOC Ltd. sponsored ADR (d)	461,000	97,570,650
Lenovo Group Ltd.	44,270,000	42,565,936
Singamas Container Holdings Ltd.	13,228,000	3,972,500
Sinotruk Hong Kong Ltd.	27,743,500	16,913,607
TOTAL HONG KONG		230,064,655
India - 3.4%
Cummins India Ltd.	998,552	9,147,468
Grasim Industries Ltd.	374,127	19,532,306
Housing Development and Infrastructure Ltd. (a)	4,349,123	6,651,891
Indiabulls Infrastructure and Power Ltd.	16,414,242	834,650
Indiabulls Real Estate Ltd.	14,417,058	17,314,705
ITC Ltd.	7,391,534	34,455,931
JK Cement Ltd.	1,063,196	2,772,809
Larsen & Toubro Ltd.	961,024	22,387,398
Lupin Ltd.	1,142,662	11,985,313
SREI Infrastructure Finance Ltd. (e)	31,414,121	15,359,606
State Bank of India	526,779	21,386,238
Tata Motors Ltd.	1,163,623	6,959,727
Tata Motors Ltd. Class A	1,837,270	6,310,873
Tulip Telecom Ltd.	3,449,966	6,108,598
Ultratech Cemco Ltd.	370,024	10,011,340
TOTAL INDIA		191,218,853
Indonesia - 2.6%
PT Bakrieland Development Tbk (a)	1,082,672,000	13,782,995
PT Bank Tabungan Negara Tbk	160,035,500	24,030,137
PT Indo Tambangraya Megah Tbk	5,227,000	22,607,392
PT Indosat Tbk	19,147,000	10,104,232
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,922,579	69,616,586
PT Tower Bersama Infrastructure Tbk	22,278,000	7,393,275
TOTAL INDONESIA		147,534,617
Israel - 0.7%
Bezeq Israeli Telecommunication Corp. Ltd.	8,450,700	14,141,365
Check Point Software Technologies Ltd. (a)	110,400	6,417,552
NICE Systems Ltd. sponsored ADR (a)	403,200	15,490,944
TOTAL ISRAEL		36,049,861
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	2,014,689	13,599,151
Common Stocks - continued
	Shares	Value
Kenya - 0.5%
Equity Bank Ltd.	74,389,800	$ 18,541,602
Safaricom Ltd.	210,535,304	8,345,544
TOTAL KENYA		26,887,146
Korea (South) - 12.1%
Amoreg	109,227	27,497,034
Asia Pacific Systems, Inc. (a)	944,671	9,403,872
E-Mart Co. Ltd.	127,598	30,315,291
Hana Financial Group, Inc.	1,490,560	51,240,584
ICD Co. Ltd.	466,733	9,478,176
KB Financial Group, Inc.	2,223,782	75,237,389
Korea Electric Power Corp. (a)	717,020	13,755,289
KT&G Corp.	445,802	30,610,986
LG Corp.	349,625	17,819,624
Orion Corp.	49,777	39,552,928
POSCO sponsored ADR	165,000	13,736,250
S-Oil Corp.	118	10,222
Samsung Electronics Co. Ltd.	201,246	247,523,041
Samsung Engineering Co. Ltd.	103,487	19,687,829
Samsung Fire & Marine Insurance Co. Ltd.	202,236	38,653,231
Samsung Heavy Industries Ltd.	701,520	25,885,091
Shinhan Financial Group Co. Ltd.	268,960	9,400,661
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	114,531	7,964,486
Tong Yang Life Insurance Co. Ltd.	1,410,950	12,472,419
TOTAL KOREA (SOUTH)		680,244,403
Luxembourg - 1.3%
Samsonite International SA	13,828,800	26,806,874
Subsea 7 SA (a)	1,690,900	43,821,622
TOTAL LUXEMBOURG		70,628,496
Malaysia - 1.1%
AirAsia Bhd	20,042,700	22,059,888
Axiata Group Bhd	8,967,600	15,738,872
Genting Bhd	6,972,900	23,830,701
TOTAL MALAYSIA		61,629,461
Mexico - 3.6%
America Movil SAB de CV Series L sponsored ADR	2,639,300	70,337,345
CEMEX SA de CV sponsored ADR (d)	3,689,513	26,675,179
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	357,200	6,004,532
Grupo Modelo SAB de CV Series C	4,181,900	29,527,715
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	2,634,700	$ 57,884,359
Wal-Mart de Mexico SA de CV Series V	4,395,300	12,566,964
TOTAL MEXICO		202,996,094
Netherlands - 0.3%
ASML Holding NV (Netherlands) (d)	307,500	15,647,713
Nigeria - 1.1%
Guaranty Trust Bank PLC	20,391,300	2,075,404
Guaranty Trust Bank PLC GDR (Reg. S)	4,759,677	27,368,143
Zenith Bank PLC	341,023,289	30,679,096
TOTAL NIGERIA		60,122,643
Panama - 0.2%
Copa Holdings SA Class A	135,000	10,976,850
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	598,200	24,687,714
Philippines - 1.3%
Metro Pacific Investments Corp.	206,533,000	21,992,960
Metropolitan Bank & Trust Co.	7,636,988	16,554,505
Robinsons Land Corp.	89,107,950	36,602,625
TOTAL PHILIPPINES		75,150,090
Poland - 0.7%
Eurocash SA	1,075,709	13,135,253
Powszechny Zaklad Ubezpieczen SA	270,600	27,360,815
TOTAL POLAND		40,496,068
Russia - 6.7%
Bank St. Petersburg OJSC	2,821,494	6,724,476
DIXY Group OJSC (a)	1,019,080	12,956,483
Gazprom OAO sponsored ADR	684,600	7,852,362
M Video OJSC (a)	462,700	4,163,528
Magnit OJSC	315,882	39,789,882
Magnitogorsk Iron & Steel Works OJSC unit	1,884,500	9,950,160
Mobile TeleSystems OJSC sponsored ADR	2,591,000	50,679,960
NOVATEK OAO GDR (Reg. S)	438,900	55,784,190
OGK-4 OJSC (a)	409,652,800	37,030,688
RusHydro JSC sponsored ADR	2,152,400	7,490,352
Sberbank (Savings Bank of the Russian Federation)	20,464,300	65,515,581
Sistema JSFC (a)	3,565,700	2,950,192
Sistema JSFC sponsored GDR	557,100	10,584,900
Common Stocks - continued
	Shares	Value
Russia - continued
TNK-BP Holding (a)	13,304,100	$ 40,712,693
Uralkali JSC GDR (Reg. S)	644,987	24,412,758
TOTAL RUSSIA		376,598,205
Singapore - 0.9%
First Resources Ltd.	17,835,000	27,091,504
Global Logistic Properties Ltd. (a)	15,145,000	25,208,015
TOTAL SINGAPORE		52,299,519
South Africa - 4.9%
Absa Group Ltd.	2,573,970	52,948,727
AngloGold Ashanti Ltd.	704,100	24,128,347
Aspen Pharmacare Holdings Ltd.	1,199,700	19,388,312
Aveng Ltd.	2,095,300	10,710,868
Blue Label Telecoms Ltd.	14,377,607	12,569,777
Impala Platinum Holdings Ltd.	2,334,400	45,409,452
JSE Ltd.	3,841,636	40,599,444
Life Healthcare Group Holdings Ltd.	4,951,600	17,112,241
Naspers Ltd. Class N	859,400	51,759,569
TOTAL SOUTH AFRICA		274,626,737
Taiwan - 8.4%
Advanced Semiconductor Engineering, Inc.	29,261,801	29,479,507
Asia Cement Corp.	22,664,080	27,324,384
Catcher Technology Co. Ltd.	1,592,000	10,211,079
Cheng Uei Precision Industries Co. Ltd.	9,528,553	19,609,438
Chinatrust Financial Holding Co. Ltd.	63,842,546	40,839,084
Chroma ATE, Inc.	5,138,612	11,738,349
HIWIN Technologies Corp.	2,004,830	19,047,776
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,401,000	42,471,356
HTC Corp.	109,200	1,659,256
Inotera Memories, Inc. (a)	18,270,000	4,812,677
Lung Yen Life Service Co. Ltd.	3,392,000	10,308,050
Synnex Technology International Corp.	11,283,739	26,511,271
Taiwan Fertilizer Co. Ltd.	11,175,000	26,830,732
Taiwan Mobile Co. Ltd.	6,305,000	20,371,497
Taiwan Semiconductor Manufacturing Co. Ltd.	30,777,284	91,133,389
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,333,451	51,935,167
Unified-President Enterprises Corp.	24,006,000	37,423,176
TOTAL TAIWAN		471,706,188
Thailand - 2.5%
Bangkok Bank Public Co. Ltd. (For. Reg.)	6,021,500	37,983,124
Common Stocks - continued
	Shares	Value
Thailand - continued
Electricity Generating PCL (For. Reg.)	3,633,400	$ 11,695,874
PTT Global Chemical PCL (For. Reg.)	8,841,786	19,765,007
PTT PCL (For. Reg.)	4,192,200	47,844,649
Siam Cement PCL (For. Reg.)	1,607,000	21,841,196
TOTAL THAILAND		139,129,850
Turkey - 1.4%
Aygaz A/S	5,672,143	26,213,888
TAV Havalimanlari Holding A/S (a)	4,596,000	24,170,199
Turkiye Is Bankasi A/S Series C	7,405,000	16,942,573
Turkiye Vakiflar Bankasi TAO	7,048,000	12,635,857
TOTAL TURKEY		79,962,517
United Kingdom - 1.3%
Antofagasta PLC	673,300	12,906,361
Evraz PLC	3,217,500	19,291,266
Hikma Pharmaceuticals PLC	1,027,353	10,471,879
International Personal Finance PLC	537,720	2,336,414
Kazakhmys PLC	1,951,500	27,272,000
TOTAL UNITED KINGDOM		72,277,920
United States of America - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	455,365	33,387,362
Helix Energy Solutions Group, Inc. (a)	379,800	7,751,718
Universal Display Corp. (a)(d)	483,783	21,755,722
TOTAL UNITED STATES OF AMERICA		62,894,802
TOTAL COMMON STOCKS (Cost $4,952,794,963)		5,344,450,688
Nonconvertible Preferred Stocks - 1.7%

Korea (South) - 1.4%
Hyundai Motor Co. Series 2	813,920	57,472,249
Samsung Electronics Co. Ltd.	32,200	23,050,374
TOTAL KOREA (SOUTH)		80,522,623
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.3%
Rostelecom (a)(g)	1,253,700	$ 4,031,595
Sberbank (Savings Bank of the Russian Federation) (a)	5,403,700	12,637,641
TOTAL RUSSIA		16,669,236
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $82,181,129)		97,191,859
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.14% (b)	163,159,684	163,159,684
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	93,117,435	93,117,435
TOTAL MONEY MARKET FUNDS (Cost $256,277,119)		256,277,119
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,291,253,211)		5,697,919,666
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(91,668,115)
NET ASSETS - 100%		$ 5,606,251,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,352,878 or 0.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,478
Fidelity Securities Lending Cash Central Fund	225,848
Total	$ 324,326
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
China Suntien Green Energy Corp. Ltd. (H Shares)	$ 5,673,154	$ 11,456,654	$ 328,200	$ -	$ 15,596,771
SREI Infrastructure Finance Ltd.	22,963,624	3,301,596	4,160,863	-	15,359,606
Total	$ 28,636,778	$ 14,758,250	$ 4,489,063	$ -	$ 30,956,377
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 477,457,015	$ 470,497,288	$ 6,959,727	$ -
Consumer Staples	464,823,707	464,823,707	-	-
Energy	777,115,756	695,908,035	81,207,721	-
Financials	1,215,833,943	1,139,761,904	75,237,389	834,650
Health Care	58,957,745	58,957,745	-	-
Industrials	344,475,911	344,475,911	-	-
Information Technology	791,935,994	671,323,098	120,612,896	-
Materials	689,747,686	646,087,033	43,660,653	-
Telecommunication Services	435,889,993	416,436,142	19,453,851	-
Utilities	185,404,797	171,649,508	13,755,289	-
Money Market Funds	256,277,119	256,277,119	-	-
Total Investments in Securities:	$ 5,697,919,666	$ 5,336,197,490	$ 360,887,526	$ 834,650
Transfers from Level 2 to Level 1 during the period were $1,554,575,746.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16,732)
Cost of Purchases	851,382
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 834,650
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (16,732)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $90,177,868) - See accompanying schedule: Unaffiliated issuers (cost $4,989,322,968)	$ 5,410,686,170
Fidelity Central Funds (cost $256,277,119)	256,277,119
Other affiliated issuers (cost $45,653,124)	30,956,377
Total Investments (cost $5,291,253,211)		$ 5,697,919,666
Foreign currency held at value (cost $7,667,302)		7,661,409
Receivable for investments sold		39,741,430
Receivable for fund shares sold		3,500,015
Dividends receivable		17,105,536
Distributions receivable from Fidelity Central Funds		73,403
Prepaid expenses		4,562
Other receivables		2,354,073
Total assets		5,768,360,094

Liabilities
Payable to custodian bank	$ 363,535
Payable for investments purchased Regular delivery	60,644,650
Delayed delivery	1,535,825
Payable for fund shares redeemed	984,866
Accrued management fee	3,721,821
Other affiliated payables	701,821
Other payables and accrued expenses	1,038,590
Collateral on securities loaned, at value	93,117,435
Total liabilities		162,108,543

Net Assets		$ 5,606,251,551
Net Assets consist of:
Paid in capital		$ 5,358,513,115
Undistributed net investment income		19,296,511
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(177,895,798)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		406,337,723
Net Assets		$ 5,606,251,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Series Emerging Markets: Net Asset Value, offering price and redemption price per share ($3,394,379,272 ÷ 206,026,258 shares)	$ 16.48

Class F: Net Asset Value, offering price and redemption price per share ($2,211,872,279 ÷ 133,940,476 shares)	$ 16.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 51,941,394
Interest		1,725
Income from Fidelity Central Funds		324,326
Income before foreign taxes withheld		52,267,445
Less foreign taxes withheld		(4,028,703)
Total income		48,238,742

Expenses
Management fee	$ 20,900,833
Transfer agent fees	3,427,219
Accounting and security lending fees	769,918
Custodian fees and expenses	1,444,291
Independent trustees' compensation	14,931
Audit	40,137
Legal	10,348
Miscellaneous	22,215
Total expenses before reductions	26,629,892
Expense reductions	(1,037,549)	25,592,343
Net investment income (loss)		22,646,399
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(128,723,796)
Other affiliated issuers	(2,758,601)
Foreign currency transactions	(2,386,188)
Total net realized gain (loss)		(133,868,585)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $6,783)	478,666,218
Assets and liabilities in foreign currencies	(250,387)
Total change in net unrealized appreciation (depreciation)		478,415,831
Net gain (loss)		344,547,246
Net increase (decrease) in net assets resulting from operations		$ 367,193,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,646,399	$ 38,993,493
Net realized gain (loss)	(133,868,585)	128,215,965
Change in net unrealized appreciation (depreciation)	478,415,831	(660,224,875)
Net increase (decrease) in net assets resulting from operations	367,193,645	(493,015,417)
Distributions to shareholders from net investment income	(31,500,009)	(16,826,992)
Distributions to shareholders from net realized gain	(158,430,172)	(109,835,879)
Total distributions	(189,930,181)	(126,662,871)
Share transactions - net increase (decrease)	572,944,742	2,596,312,470
Total increase (decrease) in net assets	750,208,206	1,976,634,182

Net Assets
Beginning of period	4,856,043,345	2,879,409,163
End of period (including undistributed net investment income of $19,296,511 and undistributed net investment income of $28,150,121, respectively)	$ 5,606,251,551	$ 4,856,043,345

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 18.85	$ 16.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.18	.15	.15
Net realized and unrealized gain (loss)	.97	(2.19)	4.03	6.27
Total from investment operations	1.03	(2.01)	4.18	6.42
Distributions from net investment income	(.09)	(.10)	(.09)	(.04)
Distributions from net realized gain	(.52)	(.68)	(1.62)	-
Total distributions	(.61)	(.78)	(1.71)	(.04)
Net asset value, end of period	$ 16.48	$ 16.06	$ 18.85	$ 16.38
Total Return B,C	6.89%	(11.26)%	27.32%	64.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.10% A	1.12%	1.15%	1.21% A
Expenses net of fee waivers, if any	1.10% A	1.12%	1.15%	1.21% A
Expenses net of all reductions	1.06% A	1.07%	1.08%	1.09% A
Net investment income (loss)	.80% A	1.00%	.89%	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,394,379	$ 3,384,616	$ 2,425,249	$ 910,106
Portfolio turnover rate F	70% A	104%	92%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.11	$ 18.90	$ 16.40	$ 13.91
Income from Investment Operations
Net investment income (loss) D	.08	.21	.19	.02
Net realized and unrealized gain (loss)	.96	(2.19)	4.03	2.47
Total from investment operations	1.04	(1.98)	4.22	2.49
Distributions from net investment income	(.12)	(.13)	(.10)	-
Distributions from net realized gain	(.52)	(.68)	(1.62)	-
Total distributions	(.64)	(.81)	(1.72)	-
Net asset value, end of period	$ 16.51	$ 16.11	$ 18.90	$ 16.40
Total Return B,C	6.96%	(11.07)%	27.59%	17.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.91%	.92%	.93% A
Expenses net of fee waivers, if any	.90% A	.91%	.92%	.93% A
Expenses net of all reductions	.86% A	.86%	.85%	.82% A
Net investment income (loss)	1.01% A	1.21%	1.13%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,211,872	$ 1,471,427	$ 454,160	$ 8,025
Portfolio turnover rate F	70% A	104%	92%	109% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 18.3%
United States of America 17.6%
Japan 10.4%
Switzerland 9.3%
Belgium 4.2%
Australia 4.0%
Germany 3.8%
France 3.5%
Denmark 3.3%
Other 25.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 18.6%
United States of America 17.3%
Switzerland 9.5%
Japan 7.3%
Australia 5.2%
Germany 4.7%
France 4.1%
Belgium 3.5%
Denmark 2.9%
Other 26.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	96.0
Short-Term Investments and Net Other Assets (Liabilities)	2.1	4.0
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA(Switzerland, Food Products)	4.8	4.8
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.3	3.6
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.3	2.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	2.7
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.5	2.2
Linde AG (Germany, Chemicals)	2.3	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0	1.8
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.9	1.5
Philip Morris International, Inc. (United States of America, Tobacco)	1.8	1.5
MasterCard, Inc. Class A (United States of America, IT Services)	1.8	1.3
	26.5
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	22.2	21.5
Consumer Discretionary	15.1	12.1
Materials	13.7	15.8
Industrials	13.4	13.1
Financials	11.2	10.3
Health Care	9.5	8.4
Information Technology	7.6	8.8
Energy	4.7	5.3
Telecommunication Services	0.5	0.7

Semiannual Report

Fidelity Series International Growth Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 4.0%
Coca-Cola Amatil Ltd.	4,629,199	$ 60,045,491
CSL Ltd.	3,325,080	126,998,840
Newcrest Mining Ltd.	1,582,820	43,370,305
Newcrest Mining Ltd. sponsored ADR	925,486	25,099,180
Sydney Airport unit	7,043,521	21,354,431
WorleyParsons Ltd.	2,462,480	72,476,358
TOTAL AUSTRALIA		349,344,605
Austria - 1.0%
Andritz AG	1,307,298	68,427,967
Zumtobel AG	1,325,497	18,248,806
TOTAL AUSTRIA		86,676,773
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	9,727,873	35,336,478
Bailiwick of Jersey - 0.9%
Informa PLC	3,198,713	21,525,332
Randgold Resources Ltd. sponsored ADR	597,665	53,281,835
TOTAL BAILIWICK OF JERSEY		74,807,167
Belgium - 4.2%
Anheuser-Busch InBev SA NV (d)	3,942,181	284,155,993
Umicore SA (d)	1,488,792	80,795,522
TOTAL BELGIUM		364,951,515
Bermuda - 1.5%
Lazard Ltd. Class A	867,948	23,877,249
Li & Fung Ltd.	36,646,000	78,405,857
Trinity Ltd.	27,320,000	22,852,790
TOTAL BERMUDA		125,135,896
Brazil - 2.2%
Arezzo Industria e Comercio SA	1,456,200	22,918,448
BM&F Bovespa SA	6,103,900	34,327,733
Braskem SA Class A sponsored ADR (d)	2,365,277	34,769,572
Cetip SA	1,243,700	19,162,956
Iguatemi Empresa de Shopping Centers SA	997,200	21,909,470
Itau Unibanco Banco Multiplo SA sponsored ADR	1,347,882	21,148,269
Multiplan Empreendimentos Imobiliarios SA	1,534,800	36,233,245
TOTAL BRAZIL		190,469,693
Canada - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	950,500	37,971,886
Common Stocks - continued
	Shares	Value
Canada - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	100,200	$ 41,083,268
First Quantum Minerals Ltd.	954,015	19,819,173
Goldcorp, Inc.	1,181,900	45,265,783
Open Text Corp. (a)	369,000	20,688,656
TOTAL CANADA		164,828,766
Cayman Islands - 1.9%
Baidu.com, Inc. sponsored ADR (a)	364,520	48,371,804
NVC Lighting Holdings Ltd.	51,854,000	18,847,129
Sands China Ltd.	23,996,000	94,330,586
TOTAL CAYMAN ISLANDS		161,549,519
Denmark - 3.3%
Novo Nordisk A/S Series B sponsored ADR	1,485,166	218,349,105
William Demant Holding A/S (a)	751,200	70,913,323
TOTAL DENMARK		289,262,428
Finland - 1.8%
Nokian Tyres PLC	2,108,492	100,009,474
Outotec Oyj	955,218	51,339,414
TOTAL FINLAND		151,348,888
France - 3.5%
Alstom SA	1,985,353	70,909,114
Danone SA	1,837,705	129,300,868
Remy Cointreau SA	439,803	49,016,362
Safran SA	1,469,786	54,479,676
TOTAL FRANCE		303,706,020
Germany - 3.8%
alstria office REIT-AG	785,999	8,376,069
Linde AG (d)	1,165,419	199,481,670
Siemens AG sponsored ADR	1,302,255	120,940,422
TOTAL GERMANY		328,798,161
Hong Kong - 1.1%
Hong Kong Exchanges and Clearing Ltd.	5,798,800	92,752,100
India - 0.5%
Bharti Airtel Ltd.	7,572,962	44,648,338
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
CRH PLC sponsored ADR	2,662,500	$ 54,128,625
James Hardie Industries NV CDI	6,113,193	47,704,036
TOTAL IRELAND		101,832,661
Israel - 0.3%
Azrieli Group	899,186	22,087,952
Italy - 1.0%
Fiat Industrial SpA (d)	5,753,700	65,275,531
Interpump Group SpA	2,790,349	24,896,643
TOTAL ITALY		90,172,174
Japan - 10.4%
Autobacs Seven Co. Ltd.	798,600	38,329,806
Denso Corp.	3,538,400	114,422,350
Fanuc Corp.	841,200	141,877,709
Fast Retailing Co. Ltd.	255,900	57,189,041
Japan Tobacco, Inc.	5,226	28,952,222
JS Group Corp.	1,513,800	29,727,479
Keyence Corp.	408,300	96,375,007
Kobayashi Pharmaceutical Co. Ltd.	665,500	33,425,640
Mitsui Fudosan Co. Ltd.	3,273,000	59,954,679
Osaka Securities Exchange Co. Ltd.	6,306	36,105,791
SHO-BOND Holdings Co. Ltd.	849,400	21,484,237
SMC Corp.	253,000	42,254,426
Unicharm Corp.	1,225,500	68,560,556
USS Co. Ltd.	825,780	83,770,050
Yamato Kogyo Co. Ltd.	1,574,000	44,791,150
TOTAL JAPAN		897,220,143
Mexico - 0.9%
Wal-Mart de Mexico SA de CV Series V	26,783,700	76,579,483
Netherlands - 1.5%
ASML Holding NV	2,623,400	133,767,166
Portugal - 1.1%
Jeronimo Martins SGPS SA	5,257,273	98,478,028
South Africa - 1.3%
African Rainbow Minerals Ltd.	1,354,100	31,510,941
Clicks Group Ltd.	4,020,927	24,183,462
JSE Ltd.	3,038,635	32,113,113
Mr Price Group Ltd.	1,945,500	26,313,525
TOTAL SOUTH AFRICA		114,121,041
Common Stocks - continued
	Shares	Value
Spain - 1.4%
Inditex SA (d)	857,703	$ 77,152,280
Prosegur Compania de Seguridad SA (Reg.)	709,700	40,530,067
TOTAL SPAIN		117,682,347
Sweden - 2.0%
Fagerhult AB	320,870	9,620,251
H&M Hennes & Mauritz AB (B Shares) (d)	3,051,525	104,839,061
Swedish Match Co. AB	1,478,800	60,113,553
TOTAL SWEDEN		174,572,865
Switzerland - 9.3%
Nestle SA	6,810,365	417,229,126
Roche Holding AG (participation certificate)	939,429	171,623,964
Schindler Holding AG:
(participation certificate)	328,924	42,549,367
(Reg.)	79,700	10,186,987
Swatch Group AG (Bearer)	259,120	119,516,976
UBS AG (NY Shares)	3,412,113	42,207,838
TOTAL SWITZERLAND		803,314,258
Turkey - 1.7%
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,490,623	20,997,677
Coca-Cola Icecek A/S	3,117,007	43,819,051
Tupras-Turkiye Petrol Rafinerileri A/S	1,006,000	21,013,204
Turkiye Garanti Bankasi A/S	17,048,000	62,680,751
TOTAL TURKEY		148,510,683
United Kingdom - 18.3%
Anglo American PLC (United Kingdom)	1,829,500	70,316,848
Babcock International Group PLC	4,001,500	53,972,076
BG Group PLC	10,448,272	245,984,354
BHP Billiton PLC ADR (d)	4,453,990	286,658,796
GlaxoSmithKline PLC sponsored ADR	3,236,350	149,616,461
InterContinental Hotel Group PLC ADR	3,653,415	87,243,550
Johnson Matthey PLC	1,918,600	72,059,804
Reckitt Benckiser Group PLC	1,818,987	105,902,510
Rolls-Royce Group PLC	6,666,111	89,100,763
Rotork PLC	1,313,797	47,062,596
SABMiller PLC	2,682,783	112,714,294
Serco Group PLC	5,313,002	46,782,670
Shaftesbury PLC	2,730,400	22,668,208
Standard Chartered PLC (United Kingdom)	6,541,041	159,888,462
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unite Group PLC	4,500,300	$ 14,261,913
Victrex PLC	1,034,707	24,385,366
TOTAL UNITED KINGDOM		1,588,618,671
United States of America - 15.5%
Allergan, Inc.	417,800	40,108,800
Amazon.com, Inc. (a)	245,701	56,978,062
Autoliv, Inc. (d)	1,347,400	84,535,876
Berkshire Hathaway, Inc. Class B (a)	1,125,682	90,561,117
BorgWarner, Inc. (a)	591,218	46,729,871
CME Group, Inc.	124,200	33,014,844
Cymer, Inc. (a)	643,079	33,337,215
FMC Technologies, Inc. (a)	747,388	35,127,236
Freeport-McMoRan Copper & Gold, Inc.	517,500	19,820,250
JPMorgan Chase & Co.	917,802	39,447,130
Lam Research Corp. (a)(d)	516,334	21,505,311
Martin Marietta Materials, Inc. (d)	243,600	20,189,568
MasterCard, Inc. Class A	344,091	155,622,037
Mead Johnson Nutrition Co. Class A	1,350,300	115,531,668
Mohawk Industries, Inc. (a)	827,900	55,485,858
National Oilwell Varco, Inc.	499,466	37,839,544
Philip Morris International, Inc.	1,758,992	157,447,374
PriceSmart, Inc.	309,900	25,579,146
ResMed, Inc. (a)	1,333,300	45,345,533
Solera Holdings, Inc.	444,441	19,973,179
Union Pacific Corp.	833,300	93,696,252
Visa, Inc. Class A	953,299	117,236,711
TOTAL UNITED STATES OF AMERICA		1,345,112,582
TOTAL COMMON STOCKS (Cost $7,384,795,212)		8,475,686,401
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Class C (Cost $1,140,359)	706,607,766	1,146,895
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	131,488,115	$ 131,488,115
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	650,033,745	650,033,745
TOTAL MONEY MARKET FUNDS (Cost $781,521,860)		781,521,860
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $8,167,457,431)		9,258,355,156
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(596,410,196)
NET ASSETS - 100%		$ 8,661,944,960
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 172,408
Fidelity Securities Lending Cash Central Fund	1,800,295
Total	$ 1,972,703
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,292,548,793	$ 998,837,546	$ 293,711,247	$ -
Consumer Staples	1,930,879,633	1,799,941,215	130,938,418	-
Energy	412,440,696	412,440,696	-	-
Financials	949,198,635	853,138,165	96,060,470	-
Health Care	822,956,026	822,956,026	-	-
Industrials	1,165,863,779	930,519,928	235,343,851	-
Information Technology	646,877,086	550,502,079	96,375,007	-
Materials	1,211,420,310	1,166,629,160	44,791,150	-
Telecommunication Services	44,648,338	44,648,338	-	-
Money Market Funds	781,521,860	781,521,860	-	-
Total Investments in Securities:	$ 9,258,355,156	$ 8,361,135,013	$ 897,220,143	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $613,711,983) - See accompanying schedule: Unaffiliated issuers (cost $7,385,935,571)	$ 8,476,833,296
Fidelity Central Funds (cost $781,521,860)	781,521,860
Total Investments (cost $8,167,457,431)		$ 9,258,355,156
Cash		1
Foreign currency held at value (cost $12,293,404)		12,294,627
Receivable for investments sold		27,913,863
Receivable for fund shares sold		5,325,526
Dividends receivable		43,000,570
Distributions receivable from Fidelity Central Funds		986,145
Prepaid expenses		7,833
Other receivables		307,886
Total assets		9,348,191,607

Liabilities
Payable for investments purchased	$ 27,624,912
Payable for fund shares redeemed	1,498,446
Accrued management fee	5,814,122
Other affiliated payables	1,014,988
Other payables and accrued expenses	260,434
Collateral on securities loaned, at value	650,033,745
Total liabilities		686,246,647

Net Assets		$ 8,661,944,960
Net Assets consist of:
Paid in capital		$ 7,731,543,428
Undistributed net investment income		67,472,679
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(228,332,896)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,091,261,749
Net Assets		$ 8,661,944,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Series International Growth: Net Asset Value, offering price and redemption price per share ($5,244,135,174 ÷ 459,534,315 shares)	$ 11.41

Class F: Net Asset Value, offering price and redemption price per share ($3,417,809,786 ÷ 298,865,512 shares)	$ 11.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 117,188,578
Interest		2,052
Income from Fidelity Central Funds		1,972,703
Income before foreign taxes withheld		119,163,333
Less foreign taxes withheld		(9,417,790)
Total income		109,745,543

Expenses
Management fee Basic fee	$ 27,865,327
Performance adjustment	3,652,952
Transfer agent fees	5,172,348
Accounting and security lending fees	859,517
Custodian fees and expenses	444,405
Independent trustees' compensation	22,739
Audit	35,428
Legal	8,931
Miscellaneous	36,557
Total expenses before reductions	38,098,204
Expense reductions	(524,854)	37,573,350
Net investment income (loss)		72,172,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(55,367,983)
Foreign currency transactions	(845,622)
Total net realized gain (loss)		(56,213,605)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $37,564)	735,781,887
Assets and liabilities in foreign currencies	338,384
Total change in net unrealized appreciation (depreciation)		736,120,271
Net gain (loss)		679,906,666
Net increase (decrease) in net assets resulting from operations		$ 752,078,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,172,193	$ 88,532,076
Net realized gain (loss)	(56,213,605)	(130,475,418)
Change in net unrealized appreciation (depreciation)	736,120,271	(207,710,996)
Net increase (decrease) in net assets resulting from operations	752,078,859	(249,654,338)
Distributions to shareholders from net investment income	(86,292,993)	(25,269,633)
Distributions to shareholders from net realized gain	(4,902,084)	(4,689,987)
Total distributions	(91,195,077)	(29,959,620)
Share transactions - net increase (decrease)	838,192,320	2,754,034,772
Total increase (decrease) in net assets	1,499,076,102	2,474,420,814

Net Assets
Beginning of period	7,162,868,858	4,688,448,044
End of period (including undistributed net investment income of $67,472,679 and undistributed net investment income of $81,593,479, respectively)	$ 8,661,944,960	$ 7,162,868,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Growth

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.53	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.16	.09
Net realized and unrealized gain (loss)	.91	(.46)	.80
Total from investment operations	1.00	(.30)	.89
Distributions from net investment income	(.12)	(.05)	-
Distributions from net realized gain	(.01)	(.01)	-
Total distributions	(.12) I	(.06)	-
Net asset value, end of period	$ 11.41	$ 10.53	$ 10.89
Total Return B,C	9.65%	(2.77)%	8.90%
Ratios to Average Net Assets E,H
Expenses before reductions	1.04% A	1.00%	1.01% A
Expenses net of fee waivers, if any	1.04% A	1.00%	1.01% A
Expenses net of all reductions	1.03% A	.98%	.99% A
Net investment income (loss)	1.76% A	1.40%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,244,135	$ 4,996,927	$ 3,944,123
Portfolio turnover rate F	29% A	23%	63% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.18	.11
Net realized and unrealized gain (loss)	.91	(.45)	.80
Total from investment operations	1.02	(.27)	.91
Distributions from net investment income	(.14)	(.06)	-
Distributions from net realized gain	(.01)	(.01)	-
Total distributions	(.15)	(.07)	-
Net asset value, end of period	$ 11.44	$ 10.57	$ 10.91
Total Return B,C	9.79%	(2.50)%	9.10%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.79%	.78% A
Expenses net of fee waivers, if any	.84% A	.79%	.78% A
Expenses net of all reductions	.82% A	.77%	.75% A
Net investment income (loss)	1.97% A	1.62%	1.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,417,810	$ 2,165,942	$ 744,325
Portfolio turnover rate F	29% A	23%	63% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 3, 2009 (commencement of operations) to October 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Japan 20.8%
United States of America 17.9%
United Kingdom 17.3%
Germany 4.6%
Brazil 3.3%
Canada 3.1%
France 3.0%
South Africa 2.6%
Finland 2.4%
Other 25.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United States of America 19.4%
Japan 19.3%
United Kingdom 15.7%
Brazil 4.6%
Canada 4.6%
Germany 4.2%
France 3.0%
Finland 2.3%
South Africa 2.2%
Other 24.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.6	93.1
Short-Term Investments and Net Other Assets (Liabilities)	5.4	6.9
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
PriceSmart, Inc. (United States of America, Food & Staples Retailing)	2.6	2.3
USS Co. Ltd. (Japan, Specialty Retail)	2.0	1.8
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.6	1.6
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.6	1.4
CTS Eventim AG (Germany, Media)	1.5	1.2
Prosegur Compania de Seguridad SA (Reg.) (Spain, Commercial Services & Supplies)	1.5	1.3
Andritz AG (Austria, Machinery)	1.4	1.3
Kobayashi Pharmaceutical Co. Ltd. (Japan, Personal Products)	1.4	1.6
Cymer, Inc. (United States of America, Semiconductors & Semiconductor Equipment)	1.4	0.9
Interpump Group SpA (Italy, Machinery)	1.3	0.9
	16.3
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.3	21.4
Consumer Discretionary	19.0	17.2
Financials	15.1	15.3
Consumer Staples	11.4	9.6
Materials	9.6	11.1
Information Technology	7.8	8.4
Health Care	4.9	5.6
Energy	3.5	4.5

Semiannual Report

Fidelity Series International Small Cap Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 0.9%
Ramsay Health Care Ltd.	221,035	$ 4,612,615
Sydney Airport unit	3,890,823	11,796,133
TOTAL AUSTRALIA		16,408,748
Austria - 2.0%
Andritz AG	487,524	25,518,494
Zumtobel AG (d)	730,019	10,050,551
TOTAL AUSTRIA		35,569,045
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	3,181,121	11,555,415
Bailiwick of Jersey - 1.3%
Informa PLC	2,248,442	15,130,604
Randgold Resources Ltd. sponsored ADR	88,600	7,898,690
TOTAL BAILIWICK OF JERSEY		23,029,294
Belgium - 1.5%
Gimv NV	212,429	10,410,524
Umicore SA (d)	301,281	16,350,273
TOTAL BELGIUM		26,760,797
Bermuda - 1.0%
Lazard Ltd. Class A	157,001	4,319,098
Trinity Ltd.	16,792,000	14,046,268
TOTAL BERMUDA		18,365,366
Brazil - 3.3%
Arezzo Industria e Comercio SA	597,000	9,395,903
Banco ABC Brasil SA	1,435,500	8,961,755
Banco Pine SA	1,140,064	7,805,175
Braskem SA Class A sponsored ADR (d)	653,700	9,609,390
Cetip SA	265,500	4,090,830
Iguatemi Empresa de Shopping Centers SA	197,900	4,348,059
Multiplan Empreendimentos Imobiliarios SA	357,700	8,444,509
T4F Entretenimento SA	624,500	5,707,206
TOTAL BRAZIL		58,362,827
British Virgin Islands - 0.3%
Gem Diamonds Ltd. (a)	1,145,875	4,817,063
Canada - 3.1%
Agnico-Eagle Mines Ltd. (Canada)	140,040	5,594,511
Copper Mountain Mining Corp. (a)	913,100	3,965,780
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	528,500	$ 7,490,762
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,868	12,656,271
Open Text Corp. (a)	128,800	7,221,406
Painted Pony Petroleum Ltd. Class A (a)	515,800	4,161,909
Petrominerales Ltd.	259,350	3,794,085
TAG Oil Ltd. (a)	603,500	6,415,338
Tuscany International Drilling, Inc. (a)	3,425,400	2,427,517
Tuscany International Drilling, Inc. (a)(f)	538,700	381,767
TOTAL CANADA		54,109,346
Cayman Islands - 0.7%
China Lilang Ltd.	2,678,000	2,474,820
NVC Lighting Holdings Ltd.	21,488,000	7,810,142
Vantage Drilling Co. (a)	1,748,469	2,762,581
TOTAL CAYMAN ISLANDS		13,047,543
Denmark - 0.9%
William Demant Holding A/S (a)	174,164	16,441,092
Finland - 2.4%
Nokian Tyres PLC	410,800	19,484,964
Outotec Oyj	411,500	22,116,594
TOTAL FINLAND		41,601,558
France - 3.0%
Laurent-Perrier Group	93,724	9,459,236
Remy Cointreau SA	155,773	17,361,013
Saft Groupe SA	377,949	10,426,854
Vetoquinol SA	145,029	4,544,389
Virbac SA	70,200	11,806,853
TOTAL FRANCE		53,598,345
Germany - 4.6%
alstria office REIT-AG	785,979	8,375,856
Bilfinger Berger AG	155,898	14,258,640
CompuGROUP Holding AG	414,454	6,380,848
CTS Eventim AG	671,354	26,208,896
Fielmann AG	162,795	15,773,032
Software AG (Bearer) (d)	285,200	9,967,261
TOTAL GERMANY		80,964,533
Common Stocks - continued
	Shares	Value
India - 0.6%
Apollo Tyres Ltd.	2,330,567	$ 4,000,442
Jyothy Laboratories Ltd.	1,869,343	6,190,324
TOTAL INDIA		10,190,766
Ireland - 1.1%
James Hardie Industries NV CDI	2,426,724	18,936,835
Israel - 0.9%
Azrieli Group	345,813	8,494,684
Ituran Location & Control Ltd.	587,995	7,902,653
TOTAL ISRAEL		16,397,337
Italy - 2.1%
Azimut Holding SpA	1,463,464	14,375,016
Interpump Group SpA (d)	2,639,666	23,552,188
TOTAL ITALY		37,927,204
Japan - 20.8%
Air Water, Inc.	342,000	4,311,265
Aozora Bank Ltd.	3,506,000	8,992,692
Asahi Co. Ltd.	393,400	7,762,773
Autobacs Seven Co. Ltd.	398,700	19,136,105
Azbil Corp.	294,900	6,318,311
Cosmos Pharmaceutical Corp.	48,900	2,741,683
Daikoku Denki Co. Ltd.	412,900	5,904,673
Daikokutenbussan Co. Ltd.	484,900	13,429,185
FCC Co. Ltd.	685,700	14,002,395
GCA Savvian Group Corp. (d)	5,863	6,109,423
Glory Ltd.	392,500	8,441,553
Goldcrest Co. Ltd.	411,900	7,066,338
Iwatsuka Confectionary Co. Ltd.	5,700	231,285
Kamigumi Co. Ltd.	1,317,000	10,585,377
Kobayashi Pharmaceutical Co. Ltd.	498,800	25,052,907
Kyoto Kimono Yuzen Co. Ltd.	353,500	4,345,564
Meiko Network Japan Co. Ltd.	439,400	4,336,256
Miraial Co. Ltd.	102,000	1,832,187
Nabtesco Corp.	704,400	15,038,239
Nagaileben Co. Ltd.	479,900	7,413,952
Nihon M&A Center, Inc.	569,400	16,304,530
Nihon Parkerizing Co. Ltd.	756,000	11,291,100
Nikkiso Co. Ltd.	342,000	3,591,464
Nippon Seiki Co. Ltd.	664,000	8,376,409
Nippon Thompson Co. Ltd.	2,178,000	12,044,499
Common Stocks - continued
	Shares	Value
Japan - continued
NS Tool Co., Ltd.	500	$ 17,930
Obic Co. Ltd.	55,250	11,646,160
Osaka Securities Exchange Co. Ltd.	5,064	28,994,564
OSG Corp.	690,700	10,902,410
Seven Bank Ltd.	4,507,500	11,137,613
SHO-BOND Holdings Co. Ltd.	408,900	10,342,482
Shoei Co. Ltd.	326,600	2,343,695
The Nippon Synthetic Chemical Industry Co. Ltd.	1,545,000	9,139,726
Tsutsumi Jewelry Co. Ltd.	182,500	5,338,767
USS Co. Ltd.	341,890	34,682,533
Yamato Kogyo Co. Ltd.	639,100	18,186,800
TOTAL JAPAN		367,392,845
Korea (South) - 0.2%
Woongjin Coway Co. Ltd.	132,680	4,249,987
Netherlands - 2.0%
Aalberts Industries NV	836,500	16,062,238
ASM International NV unit (d)	315,400	11,187,238
QIAGEN NV (a)(d)	470,300	7,868,119
TOTAL NETHERLANDS		35,117,595
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	624,724	4,783,885
Philippines - 0.5%
Jollibee Food Corp.	3,421,000	9,095,081
Portugal - 0.7%
Jeronimo Martins SGPS SA	689,100	12,908,063
South Africa - 2.6%
African Rainbow Minerals Ltd.	445,527	10,367,754
City Lodge Hotels Ltd.	467,298	5,106,754
Clicks Group Ltd.	2,025,133	12,179,959
JSE Ltd.	799,995	8,454,563
Mr Price Group Ltd.	740,600	10,016,858
TOTAL SOUTH AFRICA		46,125,888
Spain - 1.8%
Grifols SA (a)(d)	249,700	6,288,768
Prosegur Compania de Seguridad SA (Reg.)	457,000	26,098,690
TOTAL SPAIN		32,387,458
Sweden - 2.3%
Fagerhult AB	291,395	8,736,539
Common Stocks - continued
	Shares	Value
Sweden - continued
Intrum Justitia AB	1,102,096	$ 16,726,376
Swedish Match Co. AB	363,400	14,772,292
TOTAL SWEDEN		40,235,207
Switzerland - 0.8%
Bank Sarasin & Cie AG Series B (Reg.)	276,208	8,521,651
Zehnder Group AG	65,485	4,816,400
TOTAL SWITZERLAND		13,338,051
Thailand - 0.3%
Thai Re Insurance PCL	36,758,599	4,852,541
Turkey - 2.1%
Albaraka Turk Katilim Bankasi A/S	9,400,014	9,951,068
Boyner Buyuk Magazacilik A/S (a)(e)	5,323,500	10,695,478
Coca-Cola Icecek A/S	1,226,220	17,238,266
TOTAL TURKEY		37,884,812
United Kingdom - 17.3%
AMEC PLC	585,359	10,783,592
Babcock International Group PLC	1,183,800	15,967,048
Bellway PLC	910,600	11,639,210
Britvic PLC	2,433,200	15,094,328
Dechra Pharmaceuticals PLC	1,141,734	8,552,280
Dechra Pharmaceuticals PLC rights 5/15/12 (a)	342,520	872,832
Derwent London PLC	275,500	7,789,598
Great Portland Estates PLC	2,102,500	12,288,657
H&T Group PLC	786,592	3,702,481
InterContinental Hotel Group PLC ADR	576,100	13,757,268
Johnson Matthey PLC	442,400	16,615,896
Meggitt PLC	3,435,482	22,778,495
Persimmon PLC	813,700	8,300,703
Rotork PLC	506,500	18,143,750
Serco Group PLC	2,191,716	19,298,755
Shaftesbury PLC	1,791,755	14,875,431
Spectris PLC	506,707	15,511,146
Spirax-Sarco Engineering PLC	764,900	28,629,202
Ted Baker PLC	565,849	8,314,083
Ultra Electronics Holdings PLC	491,400	13,431,438
Unite Group PLC	5,439,825	17,239,364
Victrex PLC	920,300	21,689,089
TOTAL UNITED KINGDOM		305,274,646
Common Stocks - continued
	Shares	Value
United States of America - 12.5%
ANSYS, Inc. (a)	74,815	$ 5,017,842
Autoliv, Inc. (d)	264,200	16,575,908
Broadridge Financial Solutions, Inc.	188,395	4,372,648
Cymer, Inc. (a)	468,927	24,309,176
Dril-Quip, Inc. (a)	169,948	11,452,796
Evercore Partners, Inc. Class A	262,900	6,948,447
Greenhill & Co., Inc. (d)	162,105	6,297,779
Kansas City Southern	205,400	15,819,908
Lam Research Corp. (a)(d)	115,900	4,827,235
Martin Marietta Materials, Inc. (d)	94,700	7,848,736
Mohawk Industries, Inc. (a)	313,962	21,041,733
Oceaneering International, Inc.	237,569	12,265,687
PriceSmart, Inc. (d)	565,999	46,717,557
ResMed, Inc. (a)	517,200	17,589,972
Solera Holdings, Inc.	302,649	13,601,046
SS&C Technologies Holdings, Inc. (a)	278,646	6,623,415
TOTAL UNITED STATES OF AMERICA		221,309,885
TOTAL COMMON STOCKS (Cost $1,450,105,025)		1,673,039,058
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.14% (b)	81,709,349	81,709,349
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	75,139,279	75,139,279
TOTAL MONEY MARKET FUNDS (Cost $156,848,628)		156,848,628
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,606,953,653)		1,829,887,686
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(62,540,142)
NET ASSETS - 100%		$ 1,767,347,544
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $381,767 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,078
Fidelity Securities Lending Cash Central Fund	300,683
Total	$ 354,761
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boyner Buyuk Magazacilik A/S	$ 3,751,446	$ 4,523,906	$ -	$ -	$ 10,695,478
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 337,244,368	$ 231,015,198	$ 106,229,170	$ -
Consumer Staples	201,186,240	159,731,180	41,455,060	-
Energy	59,229,157	59,229,157	-	-
Financials	267,059,402	204,758,772	62,300,630	-
Health Care	89,582,336	78,576,920	11,005,416	-
Industrials	407,905,313	324,228,293	83,677,020	-
Information Technology	136,718,572	116,921,914	19,796,658	-
Materials	174,113,670	131,184,779	42,928,891	-
Money Market Funds	156,848,628	156,848,628	-	-
Total Investments in Securities:	$ 1,829,887,686	$ 1,462,494,841	$ 367,392,845	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,568,324) - See accompanying schedule: Unaffiliated issuers (cost $1,440,770,721)	$ 1,662,343,580
Fidelity Central Funds (cost $156,848,628)	156,848,628
Other affiliated issuers (cost $9,334,304)	10,695,478
Total Investments (cost $1,606,953,653)		$ 1,829,887,686
Foreign currency held at value (cost $276,473)		275,519
Receivable for investments sold		7,812,446
Receivable for fund shares sold		1,065,856
Dividends receivable		9,323,934
Distributions receivable from Fidelity Central Funds		110,115
Prepaid expenses		1,703
Other receivables		34,004
Total assets		1,848,511,263

Liabilities
Payable for investments purchased	$ 4,018,592
Payable for fund shares redeemed	299,511
Accrued management fee	1,363,886
Other affiliated payables	241,502
Other payables and accrued expenses	100,949
Collateral on securities loaned, at value	75,139,279
Total liabilities		81,163,719

Net Assets		$ 1,767,347,544
Net Assets consist of:
Paid in capital		$ 1,575,583,098
Undistributed net investment income		8,688,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,054,815)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		223,131,248
Net Assets		$ 1,767,347,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Series International Small Cap: Net Asset Value, offering price and redemption price per share ($1,070,895,769 ÷ 88,293,918 shares)	$ 12.13

Class F: Net Asset Value, offering price and redemption price per share ($696,451,775 ÷ 57,299,978 shares)	$ 12.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 21,855,570
Interest		918
Income from Fidelity Central Funds		354,761
Income before foreign taxes withheld		22,211,249
Less foreign taxes withheld		(1,396,939)
Total income		20,814,310

Expenses
Management fee Basic fee	$ 7,066,759
Performance adjustment	565,590
Transfer agent fees	1,085,601
Accounting and security lending fees	374,053
Custodian fees and expenses	136,682
Independent trustees' compensation	4,841
Audit	31,299
Legal	1,918
Miscellaneous	7,869
Total expenses before reductions	9,274,612
Expense reductions	(80,013)	9,194,599
Net investment income (loss)		11,619,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,823,394)
Foreign currency transactions	(304,321)
Total net realized gain (loss)		(23,127,715)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,663)	164,271,292
Assets and liabilities in foreign currencies	232,335
Total change in net unrealized appreciation (depreciation)		164,503,627
Net gain (loss)		141,375,912
Net increase (decrease) in net assets resulting from operations		$ 152,995,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,619,711	$ 19,114,079
Net realized gain (loss)	(23,127,715)	(12,977,539)
Change in net unrealized appreciation (depreciation)	164,503,627	(37,975,541)
Net increase (decrease) in net assets resulting from operations	152,995,623	(31,839,001)
Distributions to shareholders from net investment income	(16,161,385)	(8,192,680)
Distributions to shareholders from net realized gain	(1,284,494)	(6,124,182)
Total distributions	(17,445,879)	(14,316,862)
Share transactions - net increase (decrease)	44,057,451	801,569,467
Total increase (decrease) in net assets	179,607,195	755,413,604

Net Assets
Beginning of period	1,587,740,349	832,326,745
End of period (including undistributed net investment income of $8,688,013 and undistributed net investment income of $13,229,687, respectively)	$ 1,767,347,544	$ 1,587,740,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Small Cap

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.17 G	.06
Net realized and unrealized gain (loss)	.95	(.19)	1.34
Total from investment operations	1.03	(.02)	1.40
Distributions from net investment income	(.11)	(.09)	-
Distributions from net realized gain	(.01)	(.07)	-
Total distributions	(.12)	(.16)	-
Net asset value, end of period	$ 12.13	$ 11.22	$ 11.40
Total Return B,C	9.27%	(.23)%	14.00%
Ratios to Average Net Assets E,I
Expenses before reductions	1.20% A	1.14%	1.21% A
Expenses net of fee waivers, if any	1.20% A	1.14%	1.21% A
Expenses net of all reductions	1.19% A	1.13%	1.18% A
Net investment income (loss)	1.34% A	1.47% G	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,070,896	$ 1,107,242	$ 701,814
Portfolio turnover rate F	27% A	22%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 11.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20 G	.09
Net realized and unrealized gain (loss)	.94	(.20)	1.34
Total from investment operations	1.03	-	1.43
Distributions from net investment income	(.13)	(.10)	-
Distributions from net realized gain	(.01)	(.07)	-
Total distributions	(.14)	(.17)	-
Net asset value, end of period	$ 12.15	$ 11.26	$ 11.43
Total Return B,C	9.28%	(.03)%	14.30%
Ratios to Average Net Assets E,I
Expenses before reductions	.99% A	.93%	.98% A
Expenses net of fee waivers, if any	.99% A	.93%	.98% A
Expenses net of all reductions	.98% A	.92%	.94% A
Net investment income (loss)	1.54% A	1.68% G	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 696,452	$ 480,498	$ 130,513
Portfolio turnover rate F	27% A	22%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.21%.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 27.4%
Japan 22.4%
Germany 10.6%
Switzerland 9.6%
Australia 7.4%
France 7.4%
Netherlands 3.4%
Italy 2.6%
Spain 1.9%
Other 7.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 27.2%
Japan 21.4%
Germany 10.5%
France 8.4%
Switzerland 7.5%
Australia 6.2%
Italy 3.0%
Norway 2.9%
Netherlands 2.8%
Other 10.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.3	1.4
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	5.1	5.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8	2.8
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.4	3.4
Sanofi SA (France, Pharmaceuticals)	3.2	2.9
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.9	3.0
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	2.5	3.5
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	2.4	1.9
Commonwealth Bank of Australia (Australia, Commercial Banks)	2.3	2.9
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.3	0.8
Nestle SA (Switzerland, Food Products)	2.1	2.2
	30.0
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	23.7
Health Care	13.2	11.6
Energy	11.8	13.4
Consumer Discretionary	9.1	7.5
Consumer Staples	9.0	9.0
Industrials	7.3	6.4
Utilities	6.9	7.8
Telecommunication Services	7.0	11.6
Materials	4.7	5.1
Information Technology	2.7	2.5

Semiannual Report

Fidelity Series International Value Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 7.4%
Australia & New Zealand Banking Group Ltd.	7,887,805	$ 196,490,219
Commonwealth Bank of Australia	3,588,869	194,319,113
Origin Energy Ltd.	2,380,295	32,883,611
Sydney Airport unit	14,321,954	43,421,064
Telstra Corp. Ltd.	15,853,726	58,470,904
Transurban Group unit	3,320,410	20,306,497
Westfield Group unit	7,565,980	72,835,374
TOTAL AUSTRALIA		618,726,782
Bailiwick of Jersey - 0.7%
Wolseley PLC	1,527,251	58,080,185
Bermuda - 0.6%
Cheung Kong Infrastructure Holdings Ltd.	8,341,000	49,506,428
France - 7.4%
Atos Origin SA	972,370	62,629,855
BNP Paribas SA	2,133,775	85,729,382
Euler Hermes SA	341,785	24,210,866
GDF Suez (d)	2,352,000	54,145,114
Pernod Ricard SA	443,200	46,003,787
PPR SA (d)	341,675	57,149,288
Sanofi SA	3,515,299	268,525,259
Societe Generale Series A	796,700	18,836,432
TOTAL FRANCE		617,229,983
Germany - 9.1%
Aareal Bank AG (a)	915,820	17,670,184
Allianz AG	1,326,647	147,838,203
BASF AG (d)	726,454	59,806,867
Bayer AG (d)	2,322,846	163,619,873
Daimler AG (Germany)	1,975,474	109,221,008
Deutsche Boerse AG	613,300	38,507,778
Deutsche Post AG	3,136,160	58,538,245
Metro AG	756,600	24,413,685
RWE AG	1,841,200	79,153,933
Siemens AG	654,686	60,772,803
TOTAL GERMANY		759,542,579
Hong Kong - 0.6%
Cheung Kong Holdings Ltd.	2,975,000	39,571,317
Henderson Land Development Co. Ltd.	2,384,000	13,581,332
TOTAL HONG KONG		53,152,649
Common Stocks - continued
	Shares	Value
Italy - 2.6%
ENI SpA	7,170,500	$ 159,339,235
Fiat Industrial SpA (d)	2,058,571	23,354,418
Intesa Sanpaolo SpA	26,480,198	40,067,277
TOTAL ITALY		222,760,930
Japan - 22.4%
Aeon Credit Service Co. Ltd. (d)	2,490,300	43,414,488
Air Water, Inc.	5,091,000	64,177,338
Aozora Bank Ltd.	22,647,000	58,088,277
Astellas Pharma, Inc.	2,109,000	85,537,100
Canon, Inc.	1,260,700	57,148,403
Chubu Electric Power Co., Inc.	2,346,600	38,432,489
Credit Saison Co. Ltd.	2,232,200	47,908,327
Denso Corp.	2,169,300	70,149,334
Fanuc Corp.	249,600	42,097,808
Hitachi Ltd.	10,578,000	67,378,086
Honda Motor Co. Ltd.	4,295,700	154,608,441
INPEX Corp.	6,466	42,694,506
Itochu Corp.	6,527,900	73,862,679
Japan Retail Fund Investment Corp.	32,801	52,302,175
Japan Tobacco, Inc.	22,851	126,595,337
JSR Corp.	3,135,900	61,894,805
JX Holdings, Inc.	12,300	69,387
Mitsubishi Corp.	4,085,900	88,555,014
Nippon Telegraph & Telephone Corp.	2,199,000	99,501,435
Obic Co. Ltd.	159,350	33,589,422
ORIX Corp.	346,920	33,171,379
Santen Pharmaceutical Co. Ltd.	1,319,000	55,202,229
Seven & i Holdings Co., Ltd.	3,255,500	98,550,787
Seven Bank Ltd.	17,911,500	44,257,649
Sumitomo Mitsui Financial Group, Inc.	4,804,100	153,734,979
Sumitomo Realty & Development Co. Ltd.	1,931,000	46,050,948
Toray Industries, Inc.	8,392,000	64,524,405
Toyo Suisan Kaisha Ltd.	917,000	23,541,996
USS Co. Ltd.	449,610	45,610,032
TOTAL JAPAN		1,872,649,255
Mexico - 0.6%
Grupo Modelo SAB de CV Series C	7,368,591	52,028,422
Netherlands - 3.4%
AEGON NV	5,492,600	25,551,241
Common Stocks - continued
	Shares	Value
Netherlands - continued
HeidelbergCement Finance AG (d)	998,800	$ 54,918,052
ING Groep NV (Certificaten Van Aandelen) (a)	8,316,852	58,678,788
Koninklijke KPN NV	3,428,909	30,780,246
Koninklijke Philips Electronics NV	2,430,400	48,369,729
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,866,569	63,942,857
TOTAL NETHERLANDS		282,240,913
Norway - 1.1%
Orkla ASA (A Shares) (d)	5,935,800	43,608,520
Telenor ASA	2,813,289	51,720,113
TOTAL NORWAY		95,328,633
Singapore - 1.6%
Singapore Telecommunications Ltd.	17,899,000	45,121,706
United Overseas Bank Ltd.	5,571,491	86,657,134
TOTAL SINGAPORE		131,778,840
Spain - 1.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	12,103,896	81,701,298
Red Electrica Corporacion SA	290,757	12,659,496
Repsol YPF SA	3,258,814	62,337,560
TOTAL SPAIN		156,698,354
Sweden - 0.8%
Svenska Handelsbanken AB (A Shares)	1,981,400	64,211,423
Switzerland - 9.6%
Nestle SA	2,930,336	179,523,642
Roche Holding AG (participation certificate)	1,715,812	313,461,109
Syngenta AG (Switzerland)	272,210	95,468,215
Transocean Ltd. (Switzerland)	523,225	26,116,569
UBS AG (NY Shares)	5,514,443	68,213,660
Zurich Financial Services AG	505,495	123,651,468
TOTAL SWITZERLAND		806,434,663
United Kingdom - 27.4%
Aegis Group PLC	13,981,272	40,325,466
Barclays PLC	23,438,789	82,991,702
BP PLC sponsored ADR	5,649,970	245,265,198
British American Tobacco PLC (United Kingdom)	1,370,300	70,290,716
British Land Co. PLC	3,722,600	29,570,292
Bunzl PLC	3,077,856	51,105,685
Centrica PLC	13,355,441	66,527,377
Compass Group PLC	7,759,900	81,112,404
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GlaxoSmithKline PLC sponsored ADR	4,493,600	$ 207,739,128
HSBC Holdings PLC sponsored ADR (d)	4,234,245	191,260,847
Imperial Tobacco Group PLC	1,632,087	65,272,356
International Power PLC	8,554,405	57,899,011
National Grid PLC	14,365,803	155,148,735
Next PLC	716,600	34,067,593
Prudential PLC	6,871,860	84,231,267
Reed Elsevier PLC	6,417,406	53,110,955
Royal Dutch Shell PLC Class A sponsored ADR	5,928,622	424,133,620
Scottish & Southern Energy PLC	2,865,605	61,441,870
Vodafone Group PLC	2,388,700	6,612,644
Vodafone Group PLC sponsored ADR	10,119,799	281,634,006
TOTAL UNITED KINGDOM		2,289,740,872
TOTAL COMMON STOCKS (Cost $7,861,810,486)		8,130,110,911
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Hugo Boss AG (non-vtg.)	367,696	41,038,395
ProSiebenSat.1 Media AG	1,655,920	42,044,610
Volkswagen AG (d)	210,250	39,828,873
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $114,591,083)		122,911,878
Money Market Funds - 6.7%
		Value
Fidelity Cash Central Fund, 0.14% (b)	100,335,675	$ 100,335,675
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	461,631,347	461,631,347
TOTAL MONEY MARKET FUNDS (Cost $561,967,022)		561,967,022
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $8,538,368,591)		8,814,989,811
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(453,906,769)
NET ASSETS - 100%		$ 8,361,083,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,901
Fidelity Securities Lending Cash Central Fund	4,898,549
Total	$ 4,953,450
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 768,266,399	$ 444,787,637	$ 323,478,762	$ -
Consumer Staples	750,163,585	367,241,892	382,921,693	-
Energy	992,839,686	790,736,558	202,103,128	-
Financials	2,265,304,819	1,534,923,599	730,381,220	-
Health Care	1,094,084,698	684,820,110	409,264,588	-
Industrials	612,072,647	298,414,614	313,658,033	-
Information Technology	220,745,766	62,629,855	158,115,911	-
Materials	400,789,682	114,724,919	286,064,763	-
Telecommunication Services	573,841,054	467,726,975	106,114,079	-
Utilities	574,914,453	381,333,229	193,581,224	-
Money Market Funds	561,967,022	561,967,022	-	-
Total Investments in Securities:	$ 8,814,989,811	$ 5,709,306,410	$ 3,105,683,401	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $425,963,705) - See accompanying schedule: Unaffiliated issuers (cost $7,976,401,569)	$ 8,253,022,789
Fidelity Central Funds (cost $561,967,022)	561,967,022
Total Investments (cost $8,538,368,591)		$ 8,814,989,811
Foreign currency held at value (cost $4,982,962)		4,989,698
Receivable for investments sold		113,495,786
Receivable for fund shares sold		5,325,526
Dividends receivable		57,666,147
Distributions receivable from Fidelity Central Funds		2,320,630
Prepaid expenses		7,698
Other receivables		996,344
Total assets		8,999,791,640

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	169,864,093
Payable for fund shares redeemed	1,498,446
Accrued management fee	4,523,183
Other affiliated payables	983,039
Other payables and accrued expenses	208,488
Collateral on securities loaned, at value	461,631,347
Total liabilities		638,708,598

Net Assets		$ 8,361,083,042
Net Assets consist of:
Paid in capital		$ 8,910,541,840
Undistributed net investment income		101,759,832
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(928,828,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		277,609,901
Net Assets		$ 8,361,083,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Series International Value: Net Asset Value, offering price and redemption price per share ($5,060,430,130 ÷ 586,172,097 shares)	$ 8.63

Class F: Net Asset Value, offering price and redemption price per share ($3,300,652,912 ÷ 381,513,494 shares)	$ 8.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 170,577,949
Interest		8,662
Income from Fidelity Central Funds		4,953,450
Income before foreign taxes withheld		175,540,061
Less foreign taxes withheld		(14,270,871)
Total income		161,269,190

Expenses
Management fee Basic fee	$ 26,146,023
Performance adjustment	(2,256,477)
Transfer agent fees	4,844,522
Accounting and security lending fees	847,873
Custodian fees and expenses	344,528
Independent trustees' compensation	21,119
Audit	35,109
Legal	8,200
Interest	628
Miscellaneous	35,302
Total expenses before reductions	30,026,827
Expense reductions	(1,764,675)	28,262,152
Net investment income (loss)		133,007,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,017,605
Foreign currency transactions	(1,395,021)
Total net realized gain (loss)		45,622,584
Change in net unrealized appreciation (depreciation) on: Investment securities	81,507,721
Assets and liabilities in foreign currencies	1,130,469
Total change in net unrealized appreciation (depreciation)		82,638,190
Net gain (loss)		128,260,774
Net increase (decrease) in net assets resulting from operations		$ 261,267,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,007,038	$ 184,261,271
Net realized gain (loss)	45,622,584	(943,882,298)
Change in net unrealized appreciation (depreciation)	82,638,190	(137,967,980)
Net increase (decrease) in net assets resulting from operations	261,267,812	(897,589,007)
Distributions to shareholders from net investment income	(180,442,293)	(69,464,545)
Distributions to shareholders from net realized gain	-	(19,166,449)
Total distributions	(180,442,293)	(88,630,994)
Share transactions - net increase (decrease)	1,820,803,801	2,850,091,917
Total increase (decrease) in net assets	1,901,629,320	1,863,871,916

Net Assets
Beginning of period	6,459,453,722	4,595,581,806
End of period (including undistributed net investment income of $101,759,832 and undistributed net investment income of $149,195,087, respectively)	$ 8,361,083,042	$ 6,459,453,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Value

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.15	.30	.18
Net realized and unrealized gain (loss)	.11	(1.45)	(.27) G
Total from investment operations	.26	(1.15)	(.09)
Distributions from net investment income	(.22)	(.13)	-
Distributions from net realized gain	-	(.04)	-
Total distributions	(.22)	(.17)	-
Net asset value, end of period	$ 8.63	$ 8.59	$ 9.91
Total Return B,C	3.22%	(11.84)%	(.90)%
Ratios to Average Net Assets E,I
Expenses before reductions	.89% A	.95%	1.01% A
Expenses net of fee waivers, if any	.89% A	.95%	1.01% A
Expenses net of all reductions	.84% A	.93%	.99% A
Net investment income (loss)	3.53% A	3.05%	2.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,060,430	$ 4,503,487	$ 3,865,058
Portfolio turnover rate F	77% A	78%	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.62	$ 9.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.31	.20
Net realized and unrealized gain (loss)	.11	(1.44)	(.27) G
Total from investment operations	.27	(1.13)	(.07)
Distributions from net investment income	(.24)	(.14)	-
Distributions from net realized gain	-	(.04)	-
Total distributions	(.24)	(.18)	-
Net asset value, end of period	$ 8.65	$ 8.62	$ 9.93
Total Return B,C	3.32%	(11.61)%	(.70)%
Ratios to Average Net Assets E,I
Expenses before reductions	.68% A	.74%	.78% A
Expenses net of fee waivers, if any	.68% A	.74%	.78% A
Expenses net of all reductions	.63% A	.72%	.75% A
Net investment income (loss)	3.73% A	3.26%	2.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,300,653	$ 1,955,967	$ 730,524
Portfolio turnover rate F	77% A	78%	72% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period December 3, 2009 (commencement of operations) to October 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Series Emerging Markets Fund, Fidelity® Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund offers Series Emerging Markets shares and Class F shares. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares. Fidelity Series International Value Fund offers Series International Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund and Fidelity Series International Small Cap Fund are subject to a tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund.

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series Emerging Markets Fund	$ 5,326,043,927	$ 756,616,426	$ (384,740,687)	$ 371,875,739
Fidelity Series International Growth Fund	8,174,235,718	1,338,738,322	(254,618,884)	1,084,119,438
Fidelity Series International Small Cap Fund	1,609,027,519	289,950,096	(69,089,929)	220,860,167
Fidelity Series International Value Fund	8,593,531,411	603,648,170	(382,189,770)	221,458,400

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

	Fiscal year of expiration		Total with expiration
	2018	2019
Fidelity Series International Growth Fund	$ (27,059,158)	$ (128,918,870)	$ (155,978,028)
Fidelity Series International Small Cap Fund	-	(9,938,109)	(9,938,109)
Fidelity Series International Value Fund	(6,804,041)	(896,156,580)	(896,156,580)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	2,142,506,641	1,764,005,818
Fidelity Series International Growth Fund	2,021,576,633	1,099,833,030
Fidelity Series International Small Cap Fund	265,962,595	212,959,594
Fidelity Series International Value Fund	4,590,134,936	2,833,451,334

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. Each applicable Fund's performance adjustment took effect in December 2010. Subsequent months will be added until the performance period includes 36 months.

For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Series Emerging Markets Fund	.55%	.26%	.81%
Fidelity Series International Growth Fund	.45%	.26%	.80%
Fidelity Series International Small Cap Fund	.60%	.26%	.93%
Fidelity Series International Value Fund	.45%	.26%	.65%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Series Emerging Markets Fund
Series Emerging Markets	$ 3,427,219.21
Fidelity Series International Growth Fund
Series International Growth	$ 5,172,348.21
Fidelity Series International Small Cap Fund
Series International Small Cap	$ 1,085,601.21
Fidelity Series International Value Fund
Series International Value	$ 4,844,522.21

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$ 6,315
Fidelity Series International Growth Fund	7,458
Fidelity Series International Small Cap Fund	529
Fidelity Series International Value Fund	663

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Value Fund	Borrower	$ 10,741,833.35%		$ 628

7. Committed Line of Credit.

The Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$ 7,472
Fidelity Series International Growth Fund	11,353
Fidelity Series International Small Cap Fund	2,419
Fidelity Series International Value Fund	10,533

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable

Semiannual Report

8. Security Lending - continued

Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series Emerging Markets Fund	$ 225,848	$ -
Fidelity Series International Growth Fund	1,800,295	580
Fidelity Series International Small Cap Fund	300,683	-
Fidelity Series International Value Fund	4,898,549	160

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Fidelity Series Emerging Markets Fund	$ 1,037,518	$ 31
Fidelity Series International Growth Fund	524,820	34
Fidelity Series International Small Cap Fund	80,013	-
Fidelity Series International Value Fund	1,764,643	32

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
Fidelity Series Emerging Markets Fund
From net investment income
Series Emerging Markets	$ 19,056,860	$ 12,963,515
Class F	12,443,149	3,863,477
Total	$ 31,500,009	$ 16,826,992

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
Fidelity Series Emerging Markets Fund
From net realized gain
Series Emerging Markets	$ 106,349,572	$ 89,686,359
Class F	52,080,600	20,149,520
Total	$ 158,430,172	$ 109,835,879
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$ 54,043,921	$ 20,001,889
Class F	32,249,072	5,267,744
Total	$ 86,292,993	$ 25,269,633
From net realized gain
Series International Growth	$ 3,289,630	$ 3,829,643
Class F	1,612,454	860,344
Total	$ 4,902,084	$ 4,689,987
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$ 10,151,789	$ 6,519,818
Class F	6,009,596	1,672,862
Total	$ 16,161,385	$ 8,192,680
From net realized gain
Series International Small Cap	$ 861,944	$ 5,000,638
Class F	422,550	1,123,544
Total	$ 1,284,494	$ 6,124,182
Fidelity Series International Value Fund
From net investment income
Series International Value	$ 118,015,488	$ 55,879,024
Class F	62,426,805	13,585,521
Total	$ 180,442,293	$ 69,464,545
From net realized gain
Series International Value	$ -	$ 15,652,284
Class F	-	3,514,165
Total	$ -	$ 19,166,449

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Fidelity Series Emerging Markets Fund
Series Emerging Markets
Shares sold	21,319,442	110,983,487	$ 329,307,468	$ 1,927,221,177
Reinvestment of distributions	8,531,050	5,501,065	125,406,432	102,649,874
Shares redeemed	(34,563,907)	(34,406,501)	(539,373,455)	(605,551,460)
Net increase (decrease)	(4,713,415)	82,078,051	$ (84,659,555)	$ 1,424,319,591
Class F
Shares sold	41,439,817	70,265,019	$ 645,181,899	$ 1,219,851,930
Reinvestment of distributions	4,383,407	1,285,492	64,523,749	24,012,997
Shares redeemed	(3,201,997)	(4,258,591)	(52,101,351)	(71,872,048)
Net increase (decrease)	42,621,227	67,291,920	$ 657,604,297	$ 1,171,992,879
Fidelity Series International Growth Fund
Series International Growth
Shares sold	53,083,602	199,240,913	$ 564,441,345	$ 2,197,620,267
Reinvestment of distributions	5,615,431	2,139,059	57,333,551	23,831,532
Shares redeemed	(73,746,589)	(89,024,200)	(778,992,521)	(974,623,034)
Net increase (decrease)	(15,047,556)	112,355,772	$ (157,217,625)	$ 1,246,828,765
Class F
Shares sold	95,888,776	146,529,108	$ 1,019,541,797	$ 1,611,081,104
Reinvestment of distributions	3,310,022	549,703	33,861,526	6,128,088
Shares redeemed	(5,328,634)	(10,293,869)	(57,993,378)	(110,003,185)
Net increase (decrease)	93,870,164	136,784,942	$ 995,409,945	$ 1,507,206,007

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	7,037,933	53,908,450	$ 79,682,555	$ 631,399,700
Reinvestment of distributions	1,029,321	981,018	11,013,733	11,520,456
Shares redeemed	(18,454,825)	(17,761,732)	(208,100,130)	(206,339,970)
Net increase (decrease)	(10,387,571)	37,127,736	$ (117,403,842)	$ 436,580,186
Class F
Shares sold	17,438,509	33,128,289	$ 195,464,473	$ 386,033,238
Reinvestment of distributions	600,014	238,000	6,432,146	2,796,406
Shares redeemed	(3,429,696)	(2,098,084)	(40,435,326)	(23,840,363)
Net increase (decrease)	14,608,827	31,268,205	$ 161,461,293	$ 364,989,281
Fidelity Series International Value Fund
Series International Value
Shares sold	132,373,389	234,577,356	$ 1,111,229,201	$ 2,316,609,509
Reinvestment of distributions	14,462,682	7,268,202	118,015,488	71,531,308
Shares redeemed	(84,673,104)	(107,758,811)	(704,286,381)	(1,035,580,685)
Net increase (decrease)	62,162,967	134,086,747	$ 524,958,308	$ 1,352,560,132
Class F
Shares sold	151,908,061	165,152,487	$ 1,274,279,873	$ 1,606,189,266
Reinvestment of distributions	7,640,980	1,734,189	62,426,805	17,099,686
Shares redeemed	(4,894,562)	(13,565,563)	(40,861,185)	(125,757,167)
Net increase (decrease)	154,654,479	153,321,113	$ 1,295,845,493	$ 1,497,531,785

Semiannual Report

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL

Fidelity Series Emerging Markets Fund

State Street Bank and Trust Company

Quincy, MA

Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GSV-S-SANN-0612
1.907946.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Emerging
Markets Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.70%
Actual		$ 1,000.00	$ 1,109.90	$ 8.92
Hypothetical A		$ 1,000.00	$ 1,016.41	$ 8.52
Class T	1.95%
Actual		$ 1,000.00	$ 1,108.50	$ 10.22
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.77
Class C	2.45%
Actual		$ 1,000.00	$ 1,106.00	$ 12.83
Hypothetical A		$ 1,000.00	$ 1,012.68	$ 12.26
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,111.40	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.27
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,111.40	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2012
% of fund's net assets
Unified-President Enterprises Corp. (Taiwan, Food Products)	2.1
WisdomTree India Earnings ETF (United States of America, Investment Companies)	1.9
Grupo Herdez SAB de CV (Mexico, Food Products)	1.4
Quinenco SA (Chile, Industrial Conglomerates)	1.4
Tiger Brands Ltd. (South Africa, Food Products)	1.4
8.2
Top Five Market Sectors as of April 30, 2012
% of fund's net assets
Financials	18.1
Consumer Staples	16.5
Industrials	14.0
Consumer Discretionary	11.1
Information Technology	10.2
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets
Taiwan	13.5
Korea (South)	13.1
South Africa	8.5
Cayman Islands	7.6
Bermuda	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012
Stocks and Investment Companies 96.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.0%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	33,553	$ 163,457
Bermuda - 5.9%
ARA Asset Management Ltd. (c)	114,000	140,007
Cafe de Coral Holdings Ltd.	60,000	164,719
Pacific Basin Shipping Ltd.	313,000	164,596
Texwinca Holdings Ltd.	176,000	215,501
Vtech Holdings Ltd.	19,800	222,023
Wilson Sons Ltd. unit	14,200	212,313
Yue Yuen Industrial (Holdings) Ltd.	62,500	209,444
TOTAL BERMUDA		1,328,603
Brazil - 3.6%
Duratex SA	32,000	188,023
Fleury SA	20,700	266,711
LPS Brasil Consultoria de Imoveis SA	7,000	120,819
Oi SA	35,340	238,978
TOTAL BRAZIL		814,531
Cayman Islands - 7.6%
Boer Power Holdings Ltd.	368,000	132,807
Haitian International Holdings Ltd.	129,000	148,476
Hutchison China Meditech Ltd. (a)	25,100	182,311
Mindray Medical International Ltd. sponsored ADR	5,900	193,284
Minth Group Ltd.	194,000	245,793
O-Net Communications Group Ltd.	506,000	128,479
Perfect World Co. Ltd. sponsored ADR Class B	14,600	178,266
Samson Holding Ltd.	1,610,000	213,736
SITC International Holdings Co. Ltd.	399,000	120,852
Yip's Chemical Holdings Ltd.	192,000	150,954
TOTAL CAYMAN ISLANDS		1,694,958
Chile - 5.7%
Compania Cervecerias Unidas SA sponsored ADR	2,300	164,726
Embotelladora Andina SA sponsored ADR	4,700	152,750
Isapre CruzBlanca SA	258,472	282,929
Parque Arauco SA	122,668	238,331
Quinenco SA	99,891	308,898
Sociedad Matriz SAAM SA (a)	999,080	119,453
TOTAL CHILE		1,267,087
China - 3.9%
China BlueChemical Ltd. (H Shares)	330,000	236,059
Common Stocks - continued
	Shares	Value
China - continued
China Communications Services Corp. Ltd. (H Shares)	434,000	$ 223,191
China Oilfield Services Ltd. (H Shares)	122,000	197,813
Lianhua Supermarket Holdings Ltd. (H Shares)	204,000	213,238
TOTAL CHINA		870,301
Colombia - 0.9%
Bolsa de Valores de Colombia	10,150,479	196,400
Egypt - 1.8%
Commercial International Bank Ltd.	65,900	281,467
Lecico Egypt S.A.E.	152,400	127,814
TOTAL EGYPT		409,281
Hong Kong - 3.3%
China Insurance International Holdings Co. Ltd. (a)	64,200	133,884
Hopewell Holdings Ltd.	99,500	267,389
Television Broadcasts Ltd.	23,000	168,973
Vitasoy International Holdings Ltd.	228,000	167,503
TOTAL HONG KONG		737,749
India - 0.9%
Dr. Reddy's Laboratories Ltd. sponsored ADR	5,700	192,831
Indonesia - 3.2%
PT Astra Graphia Tbk	1,251,500	204,260
PT Kalbe Farma Tbk	616,000	269,779
PT Ramayana Lestari Sentosa Tbk	2,531,500	236,885
TOTAL INDONESIA		710,924
Kenya - 0.8%
Safaricom Ltd.	4,442,577	176,102
Korea (South) - 13.1%
Amorepacific Corp.	249	239,058
BS Financial Group, Inc.	19,300	198,956
DuzonBizon Co. Ltd. (a)	21,260	129,991
Green Cross Holdings Corp.	13,720	156,609
kiwoom.com Securities Co. Ltd.	3,650	217,361
Korea Plant Service & Engineering Co. Ltd.	5,910	217,809
LG Corp.	3,714	189,295
LG Household & Health Care Ltd.	546	286,498
MegaStudy Co. Ltd.	1,545	144,093
NHN Corp.	1,049	237,623
Nong Shim Co. Ltd.	1,047	209,840
S1 Corp.	4,958	247,873
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	1,171	$ 223,812
Shinsegae Co. Ltd.	1,115	244,681
TOTAL KOREA (SOUTH)		2,943,499
Luxembourg - 2.2%
Brait SA	76,000	237,927
Millicom International Cellular SA (depository receipt)	2,343	248,916
TOTAL LUXEMBOURG		486,843
Malaysia - 2.4%
AEON Co. (M) Bhd	56,600	177,910
KPJ Healthcare Bhd	99,100	182,117
Top Glove Corp. Bhd	111,400	172,688
TOTAL MALAYSIA		532,715
Mexico - 2.5%
Bolsa Mexicana de Valores SA de CV	119,600	239,049
Grupo Herdez SAB de CV	143,300	317,217
TOTAL MEXICO		556,266
Nigeria - 0.6%
Nestle Foods Nigeria PLC	48,378	128,783
Philippines - 2.0%
BDO Unibank, Inc.	140,640	220,808
Manila Water Co., Inc.	386,600	226,468
TOTAL PHILIPPINES		447,276
Poland - 1.1%
Kruk SA (a)	600	9,191
Warsaw Stock Exchange	19,300	236,280
TOTAL POLAND		245,471
Russia - 0.0%
Vozrozhdenie Bank	400	7,583
Singapore - 3.7%
Ascendas India Trust	330,000	217,307
Breadtalk Group Ltd.	291,000	130,493
Ezra Holdings Ltd. (a)	154,000	125,674
Global Logistic Properties Ltd. (a)	131,000	218,042
Petra Foods Ltd.	67,000	133,713
TOTAL SINGAPORE		825,229
Common Stocks - continued
	Shares	Value
South Africa - 8.5%
Advtech Ltd.	154,000	$ 124,736
African Oxygen Ltd.	74,400	182,700
Coronation Fund Managers Ltd.	49,000	183,955
JSE Ltd.	20,800	219,820
Nampak Ltd.	80,400	232,062
Reunert Ltd.	31,800	294,369
Shoprite Holdings Ltd.	13,200	228,089
Tiger Brands Ltd.	8,300	304,127
Zeder Investments Ltd.	381,333	136,786
TOTAL SOUTH AFRICA		1,906,644
Sri Lanka - 0.6%
John Keells Holdings Ltd.	88,145	138,124
Taiwan - 13.5%
Chroma ATE, Inc.	94,000	214,728
CTCI Corp.	128,000	247,615
Delta Electronics, Inc.	66,000	196,495
Formosa Optical Technology Co. Ltd.	74,000	203,560
Giant Manufacturing Co. Ltd.	25,000	126,050
Insyde Software Corp.	29,000	134,282
MJC Probe, Inc.	57,000	125,711
Pacific Hospital Supply Co. Ltd.	79,000	239,805
Powertech Technology, Inc.	113,000	192,435
SIMPLO Technology Co. Ltd.	17,000	131,195
St. Shine Optical Co. Ltd.	13,000	151,158
Ta Chong Bank (a)	451,000	174,800
Taiwan Hon Chuan Enterprise Co. Ltd.	95,000	213,754
Unified-President Enterprises Corp.	299,000	466,111
Wah Lee Industrial Corp.	151,000	207,169
TOTAL TAIWAN		3,024,868
Turkey - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A/S	15,000	211,298
Enka Insaat ve Sanayi A/S	61,000	190,951
TOTAL TURKEY		402,249
United Arab Emirates - 0.7%
First Gulf Bank PJSC	68,981	169,027
Common Stocks - continued
	Shares	Value
United Kingdom - 1.5%
Archipelago Resources PLC (a)	122,300	$ 119,599
Pz Cussons PLC Class L	40,000	215,743
TOTAL UNITED KINGDOM		335,342
TOTAL COMMON STOCKS (Cost $19,656,971)		20,712,143
Investment Companies - 3.5%

Thailand - 0.6%
CPN Retail Growth Leasehold Property Fund	303,200	139,006
India - 2.9%
Market Vectors India Small-Cap Index ETF	18,500	211,270
WisdomTree India Earnings ETF	23,500	430,755
TOTAL UNITED STATES OF AMERICA		642,025
TOTAL INVESTMENT COMPANIES (Cost $794,426)		781,031
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,167,930)	1,167,930	1,167,930
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $21,619,327)		22,661,104
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(271,310)
NET ASSETS - 100%		$ 22,389,794
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,007 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 341
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,451,397)	$ 21,493,174
Fidelity Central Funds (cost $1,167,930)	1,167,930
Total Investments (cost $21,619,327)		$ 22,661,104
Foreign currency held at value (cost $98,303)		98,389
Receivable for investments sold		100,891
Receivable for fund shares sold		543,167
Dividends receivable		13,343
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		41,371
Receivable from investment adviser for expense reductions		58,462
Other receivables		78,081
Total assets		23,594,921

Liabilities
Payable to custodian bank	$ 46
Payable for investments purchased	730,372
Payable for fund shares redeemed	314,135
Accrued management fee	14,609
Distribution and service plan fees payable	1,150
Other affiliated payables	4,148
Other payables and accrued expenses	140,667
Total liabilities		1,205,127

Net Assets		$ 22,389,794
Net Assets consist of:
Paid in capital		$ 21,300,686
Undistributed net investment income		19,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,245
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,041,715
Net Assets		$ 22,389,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,071,561 ÷ 96,614 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($859,545 ÷ 77,548 shares)	$ 11.08

Maximum offering price per share (100/96.50 of $11.08)	$ 11.48
Class C: Net Asset Value and offering price per share ($795,966 ÷ 71,975 shares)A	$ 11.06

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($18,937,594 ÷ 1,705,972 shares)	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($725,128 ÷ 65,327 shares)	$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 91,323
Special dividends		26,200
Interest		20
Income from Fidelity Central Funds		341
Income before foreign taxes withheld		117,884
Less foreign taxes withheld		(5,867)
Total income		112,017

Expenses
Management fee	$ 50,625
Transfer agent fees	11,922
Distribution and service plan fees	5,274
Accounting fees and expenses	3,058
Custodian fees and expenses	166,236
Independent trustees' compensation	23
Registration fees	45,309
Audit	28,001
Legal	9
Miscellaneous	356
Total expenses before reductions	310,813
Expense reductions	(225,704)	85,109
Net investment income (loss)		26,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,325
Foreign currency transactions	(10,080)
Total net realized gain (loss)		28,245
Change in net unrealized appreciation (depreciation) on: Investment securities	1,041,777
Assets and liabilities in foreign currencies	(62)
Total change in net unrealized appreciation (depreciation)		1,041,715
Net gain (loss)		1,069,960
Net increase (decrease) in net assets resulting from operations		$ 1,096,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,908
Net realized gain (loss)	28,245
Change in net unrealized appreciation (depreciation)	1,041,715
Net increase (decrease) in net assets resulting from operations	1,096,868
Distributions to shareholders from net investment income	(7,760)
Share transactions - net increase (decrease)	21,289,285
Redemption fees	11,401
Total increase (decrease) in net assets	22,389,794

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $19,148)	$ 22,389,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2012 J
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 I
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.09
Distributions from net investment income	(.01)
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.09
Total Return B, C, D	10.99%
Ratios to Average Net Assets F, H
Expenses before reductions	5.66% A
Expenses net of fee waivers, if any	1.70% A
Expenses net of all reductions	1.61% A
Net investment income (loss)	.29% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%.

J For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2012 K
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I,J
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Distributions from net investment income	- I
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	5.93% A
Expenses net of fee waivers, if any	1.95% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	.04% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 860
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%.

K For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2012 J
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02) I
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.05
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.06
Total Return B, C, D	10.60%
Ratios to Average Net Assets F, H
Expenses before reductions	6.55% A
Expenses net of fee waivers, if any	2.45% A
Expenses net of all reductions	2.36% A
Net investment income (loss)	(.46)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 796
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.90)%.

J For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 H
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.10
Total Return B, C	11.14%
Ratios to Average Net Assets E, G
Expenses before reductions	5.14% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	.55% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,938
Portfolio turnover rate F	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 H
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.10
Total Return B, C	11.14%
Ratios to Average Net Assets E, G
Expenses before reductions	5.40% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 725
Portfolio turnover rate F	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,566,857
Gross unrealized depreciation	(577,696)
Net unrealized appreciation (depreciation) on securities and other investments	$ 989,161

Tax cost	$ 21,671,943

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,580,927 and $7,168,110, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .86% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 864	$ 653
Class T	.25%	.25%	1,530	1,292
Class C	.75%	.25%	2,880	2,703
			$ 5,274	$ 4,648

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,043
Class T	227
$ 2,270

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 595.17
Class T	515.17
Class C	388.13
Emerging Markets Discovery	10,077.22
Institutional Class	347.12
	$ 11,922

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. There were no commitment fees paid during the period by the fund. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Effective November 1, 2011, FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.70%	$ 13,609
Class T	1.95%	12,159
Class C	2.45%	11,801
Emerging Markets Discovery	1.45%	171,353
Institutional Class	1.45%	11,527
		$ 220,449

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,253 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
From net investment income
Class A	$ 435
Class T	203
Emerging Markets Discovery	6,522
Institutional Class	600
Total	$ 7,760

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2012 A	Period ended April 30, 2012 A
Class A
Shares sold	97,111	$ 1,009,323
Reinvestment of distributions	46	435
Shares redeemed	(543)	(6,005)
Net increase (decrease)	96,614	$ 1,003,753
Class T
Shares sold	77,526	$ 807,426
Reinvestment of distributions	22	203
Net increase (decrease)	77,548	$ 807,629
Class C
Shares sold	71,975	$ 741,547
Emerging Markets Discovery
Shares sold	1,809,663	$ 19,206,850
Reinvestment of distributions	681	6,419
Shares redeemed	(104,372)	(1,146,707)
Net increase (decrease)	1,705,972	$ 18,066,562
Institutional Class
Shares sold	67,477	$ 694,150
Reinvestment of distributions	64	600
Shares redeemed	(2,214)	(24,956)
Net increase (decrease)	65,327	$ 669,794

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Discovery Fund

On July 13, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio risk, performance and attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets equity selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMD-USAN-0612
1.931252.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Emerging Markets
Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.70%
Actual		$ 1,000.00	$ 1,109.90	$ 8.92
Hypothetical A		$ 1,000.00	$ 1,016.41	$ 8.52
Class T	1.95%
Actual		$ 1,000.00	$ 1,108.50	$ 10.22
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.77
Class C	2.45%
Actual		$ 1,000.00	$ 1,106.00	$ 12.83
Hypothetical A		$ 1,000.00	$ 1,012.68	$ 12.26
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,111.40	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.27
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,111.40	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2012
% of fund's net assets
Unified-President Enterprises Corp. (Taiwan, Food Products)	2.1
WisdomTree India Earnings ETF (United States of America, Investment Companies)	1.9
Grupo Herdez SAB de CV (Mexico, Food Products)	1.4
Quinenco SA (Chile, Industrial Conglomerates)	1.4
Tiger Brands Ltd. (South Africa, Food Products)	1.4
8.2
Top Five Market Sectors as of April 30, 2012
% of fund's net assets
Financials	18.1
Consumer Staples	16.5
Industrials	14.0
Consumer Discretionary	11.1
Information Technology	10.2
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets
Taiwan	13.5
Korea (South)	13.1
South Africa	8.5
Cayman Islands	7.6
Bermuda	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012
Stocks and Investment Companies 96.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.0%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	33,553	$ 163,457
Bermuda - 5.9%
ARA Asset Management Ltd. (c)	114,000	140,007
Cafe de Coral Holdings Ltd.	60,000	164,719
Pacific Basin Shipping Ltd.	313,000	164,596
Texwinca Holdings Ltd.	176,000	215,501
Vtech Holdings Ltd.	19,800	222,023
Wilson Sons Ltd. unit	14,200	212,313
Yue Yuen Industrial (Holdings) Ltd.	62,500	209,444
TOTAL BERMUDA		1,328,603
Brazil - 3.6%
Duratex SA	32,000	188,023
Fleury SA	20,700	266,711
LPS Brasil Consultoria de Imoveis SA	7,000	120,819
Oi SA	35,340	238,978
TOTAL BRAZIL		814,531
Cayman Islands - 7.6%
Boer Power Holdings Ltd.	368,000	132,807
Haitian International Holdings Ltd.	129,000	148,476
Hutchison China Meditech Ltd. (a)	25,100	182,311
Mindray Medical International Ltd. sponsored ADR	5,900	193,284
Minth Group Ltd.	194,000	245,793
O-Net Communications Group Ltd.	506,000	128,479
Perfect World Co. Ltd. sponsored ADR Class B	14,600	178,266
Samson Holding Ltd.	1,610,000	213,736
SITC International Holdings Co. Ltd.	399,000	120,852
Yip's Chemical Holdings Ltd.	192,000	150,954
TOTAL CAYMAN ISLANDS		1,694,958
Chile - 5.7%
Compania Cervecerias Unidas SA sponsored ADR	2,300	164,726
Embotelladora Andina SA sponsored ADR	4,700	152,750
Isapre CruzBlanca SA	258,472	282,929
Parque Arauco SA	122,668	238,331
Quinenco SA	99,891	308,898
Sociedad Matriz SAAM SA (a)	999,080	119,453
TOTAL CHILE		1,267,087
China - 3.9%
China BlueChemical Ltd. (H Shares)	330,000	236,059
Common Stocks - continued
	Shares	Value
China - continued
China Communications Services Corp. Ltd. (H Shares)	434,000	$ 223,191
China Oilfield Services Ltd. (H Shares)	122,000	197,813
Lianhua Supermarket Holdings Ltd. (H Shares)	204,000	213,238
TOTAL CHINA		870,301
Colombia - 0.9%
Bolsa de Valores de Colombia	10,150,479	196,400
Egypt - 1.8%
Commercial International Bank Ltd.	65,900	281,467
Lecico Egypt S.A.E.	152,400	127,814
TOTAL EGYPT		409,281
Hong Kong - 3.3%
China Insurance International Holdings Co. Ltd. (a)	64,200	133,884
Hopewell Holdings Ltd.	99,500	267,389
Television Broadcasts Ltd.	23,000	168,973
Vitasoy International Holdings Ltd.	228,000	167,503
TOTAL HONG KONG		737,749
India - 0.9%
Dr. Reddy's Laboratories Ltd. sponsored ADR	5,700	192,831
Indonesia - 3.2%
PT Astra Graphia Tbk	1,251,500	204,260
PT Kalbe Farma Tbk	616,000	269,779
PT Ramayana Lestari Sentosa Tbk	2,531,500	236,885
TOTAL INDONESIA		710,924
Kenya - 0.8%
Safaricom Ltd.	4,442,577	176,102
Korea (South) - 13.1%
Amorepacific Corp.	249	239,058
BS Financial Group, Inc.	19,300	198,956
DuzonBizon Co. Ltd. (a)	21,260	129,991
Green Cross Holdings Corp.	13,720	156,609
kiwoom.com Securities Co. Ltd.	3,650	217,361
Korea Plant Service & Engineering Co. Ltd.	5,910	217,809
LG Corp.	3,714	189,295
LG Household & Health Care Ltd.	546	286,498
MegaStudy Co. Ltd.	1,545	144,093
NHN Corp.	1,049	237,623
Nong Shim Co. Ltd.	1,047	209,840
S1 Corp.	4,958	247,873
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	1,171	$ 223,812
Shinsegae Co. Ltd.	1,115	244,681
TOTAL KOREA (SOUTH)		2,943,499
Luxembourg - 2.2%
Brait SA	76,000	237,927
Millicom International Cellular SA (depository receipt)	2,343	248,916
TOTAL LUXEMBOURG		486,843
Malaysia - 2.4%
AEON Co. (M) Bhd	56,600	177,910
KPJ Healthcare Bhd	99,100	182,117
Top Glove Corp. Bhd	111,400	172,688
TOTAL MALAYSIA		532,715
Mexico - 2.5%
Bolsa Mexicana de Valores SA de CV	119,600	239,049
Grupo Herdez SAB de CV	143,300	317,217
TOTAL MEXICO		556,266
Nigeria - 0.6%
Nestle Foods Nigeria PLC	48,378	128,783
Philippines - 2.0%
BDO Unibank, Inc.	140,640	220,808
Manila Water Co., Inc.	386,600	226,468
TOTAL PHILIPPINES		447,276
Poland - 1.1%
Kruk SA (a)	600	9,191
Warsaw Stock Exchange	19,300	236,280
TOTAL POLAND		245,471
Russia - 0.0%
Vozrozhdenie Bank	400	7,583
Singapore - 3.7%
Ascendas India Trust	330,000	217,307
Breadtalk Group Ltd.	291,000	130,493
Ezra Holdings Ltd. (a)	154,000	125,674
Global Logistic Properties Ltd. (a)	131,000	218,042
Petra Foods Ltd.	67,000	133,713
TOTAL SINGAPORE		825,229
Common Stocks - continued
	Shares	Value
South Africa - 8.5%
Advtech Ltd.	154,000	$ 124,736
African Oxygen Ltd.	74,400	182,700
Coronation Fund Managers Ltd.	49,000	183,955
JSE Ltd.	20,800	219,820
Nampak Ltd.	80,400	232,062
Reunert Ltd.	31,800	294,369
Shoprite Holdings Ltd.	13,200	228,089
Tiger Brands Ltd.	8,300	304,127
Zeder Investments Ltd.	381,333	136,786
TOTAL SOUTH AFRICA		1,906,644
Sri Lanka - 0.6%
John Keells Holdings Ltd.	88,145	138,124
Taiwan - 13.5%
Chroma ATE, Inc.	94,000	214,728
CTCI Corp.	128,000	247,615
Delta Electronics, Inc.	66,000	196,495
Formosa Optical Technology Co. Ltd.	74,000	203,560
Giant Manufacturing Co. Ltd.	25,000	126,050
Insyde Software Corp.	29,000	134,282
MJC Probe, Inc.	57,000	125,711
Pacific Hospital Supply Co. Ltd.	79,000	239,805
Powertech Technology, Inc.	113,000	192,435
SIMPLO Technology Co. Ltd.	17,000	131,195
St. Shine Optical Co. Ltd.	13,000	151,158
Ta Chong Bank (a)	451,000	174,800
Taiwan Hon Chuan Enterprise Co. Ltd.	95,000	213,754
Unified-President Enterprises Corp.	299,000	466,111
Wah Lee Industrial Corp.	151,000	207,169
TOTAL TAIWAN		3,024,868
Turkey - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A/S	15,000	211,298
Enka Insaat ve Sanayi A/S	61,000	190,951
TOTAL TURKEY		402,249
United Arab Emirates - 0.7%
First Gulf Bank PJSC	68,981	169,027
Common Stocks - continued
	Shares	Value
United Kingdom - 1.5%
Archipelago Resources PLC (a)	122,300	$ 119,599
Pz Cussons PLC Class L	40,000	215,743
TOTAL UNITED KINGDOM		335,342
TOTAL COMMON STOCKS (Cost $19,656,971)		20,712,143
Investment Companies - 3.5%

Thailand - 0.6%
CPN Retail Growth Leasehold Property Fund	303,200	139,006
India - 2.9%
Market Vectors India Small-Cap Index ETF	18,500	211,270
WisdomTree India Earnings ETF	23,500	430,755
TOTAL UNITED STATES OF AMERICA		642,025
TOTAL INVESTMENT COMPANIES (Cost $794,426)		781,031
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,167,930)	1,167,930	1,167,930
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $21,619,327)		22,661,104
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(271,310)
NET ASSETS - 100%		$ 22,389,794
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,007 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 341
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,451,397)	$ 21,493,174
Fidelity Central Funds (cost $1,167,930)	1,167,930
Total Investments (cost $21,619,327)		$ 22,661,104
Foreign currency held at value (cost $98,303)		98,389
Receivable for investments sold		100,891
Receivable for fund shares sold		543,167
Dividends receivable		13,343
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		41,371
Receivable from investment adviser for expense reductions		58,462
Other receivables		78,081
Total assets		23,594,921

Liabilities
Payable to custodian bank	$ 46
Payable for investments purchased	730,372
Payable for fund shares redeemed	314,135
Accrued management fee	14,609
Distribution and service plan fees payable	1,150
Other affiliated payables	4,148
Other payables and accrued expenses	140,667
Total liabilities		1,205,127

Net Assets		$ 22,389,794
Net Assets consist of:
Paid in capital		$ 21,300,686
Undistributed net investment income		19,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,245
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,041,715
Net Assets		$ 22,389,794
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,071,561 ÷ 96,614 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($859,545 ÷ 77,548 shares)	$ 11.08

Maximum offering price per share (100/96.50 of $11.08)	$ 11.48
Class C: Net Asset Value and offering price per share ($795,966 ÷ 71,975 shares)A	$ 11.06

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($18,937,594 ÷ 1,705,972 shares)	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($725,128 ÷ 65,327 shares)	$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 91,323
Special dividends		26,200
Interest		20
Income from Fidelity Central Funds		341
Income before foreign taxes withheld		117,884
Less foreign taxes withheld		(5,867)
Total income		112,017

Expenses
Management fee	$ 50,625
Transfer agent fees	11,922
Distribution and service plan fees	5,274
Accounting fees and expenses	3,058
Custodian fees and expenses	166,236
Independent trustees' compensation	23
Registration fees	45,309
Audit	28,001
Legal	9
Miscellaneous	356
Total expenses before reductions	310,813
Expense reductions	(225,704)	85,109
Net investment income (loss)		26,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,325
Foreign currency transactions	(10,080)
Total net realized gain (loss)		28,245
Change in net unrealized appreciation (depreciation) on: Investment securities	1,041,777
Assets and liabilities in foreign currencies	(62)
Total change in net unrealized appreciation (depreciation)		1,041,715
Net gain (loss)		1,069,960
Net increase (decrease) in net assets resulting from operations		$ 1,096,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,908
Net realized gain (loss)	28,245
Change in net unrealized appreciation (depreciation)	1,041,715
Net increase (decrease) in net assets resulting from operations	1,096,868
Distributions to shareholders from net investment income	(7,760)
Share transactions - net increase (decrease)	21,289,285
Redemption fees	11,401
Total increase (decrease) in net assets	22,389,794

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $19,148)	$ 22,389,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2012 J
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 I
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.09
Distributions from net investment income	(.01)
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.09
Total Return B, C, D	10.99%
Ratios to Average Net Assets F, H
Expenses before reductions	5.66% A
Expenses net of fee waivers, if any	1.70% A
Expenses net of all reductions	1.61% A
Net investment income (loss)	.29% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%.

J For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2012 K
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I,J
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Distributions from net investment income	- I
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	5.93% A
Expenses net of fee waivers, if any	1.95% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	.04% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 860
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%.

K For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2012 J
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02) I
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.05
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.06
Total Return B, C, D	10.60%
Ratios to Average Net Assets F, H
Expenses before reductions	6.55% A
Expenses net of fee waivers, if any	2.45% A
Expenses net of all reductions	2.36% A
Net investment income (loss)	(.46)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 796
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.90)%.

J For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 H
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.10
Total Return B, C	11.14%
Ratios to Average Net Assets E, G
Expenses before reductions	5.14% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	.55% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,938
Portfolio turnover rate F	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 H
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.10
Total Return B, C	11.14%
Ratios to Average Net Assets E, G
Expenses before reductions	5.40% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 725
Portfolio turnover rate F	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,566,857
Gross unrealized depreciation	(577,696)
Net unrealized appreciation (depreciation) on securities and other investments	$ 989,161

Tax cost	$ 21,671,943

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,580,927 and $7,168,110, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .86% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 864	$ 653
Class T	.25%	.25%	1,530	1,292
Class C	.75%	.25%	2,880	2,703
			$ 5,274	$ 4,648

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,043
Class T	227
$ 2,270

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 595.17
Class T	515.17
Class C	388.13
Emerging Markets Discovery	10,077.22
Institutional Class	347.12
	$ 11,922

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. There were no commitment fees paid during the period by the fund. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

Effective November 1, 2011, FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.70%	$ 13,609
Class T	1.95%	12,159
Class C	2.45%	11,801
Emerging Markets Discovery	1.45%	171,353
Institutional Class	1.45%	11,527
		$ 220,449

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,253 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
From net investment income
Class A	$ 435
Class T	203
Emerging Markets Discovery	6,522
Institutional Class	600
Total	$ 7,760

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2012 A	Period ended April 30, 2012 A
Class A
Shares sold	97,111	$ 1,009,323
Reinvestment of distributions	46	435
Shares redeemed	(543)	(6,005)
Net increase (decrease)	96,614	$ 1,003,753
Class T
Shares sold	77,526	$ 807,426
Reinvestment of distributions	22	203
Net increase (decrease)	77,548	$ 807,629
Class C
Shares sold	71,975	$ 741,547
Emerging Markets Discovery
Shares sold	1,809,663	$ 19,206,850
Reinvestment of distributions	681	6,419
Shares redeemed	(104,372)	(1,146,707)
Net increase (decrease)	1,705,972	$ 18,066,562
Institutional Class
Shares sold	67,477	$ 694,150
Reinvestment of distributions	64	600
Shares redeemed	(2,214)	(24,956)
Net increase (decrease)	65,327	$ 669,794

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Discovery Fund

On July 13, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio risk, performance and attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets equity selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMDI-USAN-0612
1.931245.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Total Emerging
Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund
Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,075.00	$ 8.51
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,073.60	$ 9.80
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.52
Class C	2.40%
Actual		$ 1,000.00	$ 1,071.70	$ 12.36
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,076.50	$ 7.23
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,076.50	$ 7.23
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2012
% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5
iPath MSCI India Index ETN (United Kingdom, Investment Companies)	1.5
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.3
8.9
Top Five Market Sectors as of April 30, 2012
% of fund's net assets
Energy	15.8
Financials	15.8
Information Technology	10.0
Materials	8.4
Consumer Discretionary	6.3
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets
Brazil	11.0
Korea (South)	9.9
Russia	6.8
Taiwan	6.0
China	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012
Stocks and Investment Companies 70.3%
Bonds 26.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.2%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.0%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd.:
(Australia) (a)	85,984	$ 142,884
(Canada) (a)	37,100	61,223
TOTAL AUSTRALIA		204,107
Austria - 0.1%
Erste Bank AG	3,100	71,385
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	31,155	89,505
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia)	77,172	175,276
BW Offshore Ltd.	236,100	328,014
Cosco International Holdings Ltd.	96,000	41,822
GP Investments Ltd. (depositary receipt) (a)	94,322	224,653
Kunlun Energy Co. Ltd.	399,200	703,867
Nine Dragons Paper (Holdings) Ltd.	87,000	71,765
TOTAL BERMUDA		1,545,397
Brazil - 9.3%
Anhanguera Educacional Participacoes SA	32,800	436,037
Arezzo Industria e Comercio SA	12,500	196,732
B2W Companhia Global do Varejo	7,800	33,268
Banco do Brasil SA	35,000	432,967
Banco Do Est Rio Grande Sul SA	18,600	161,200
BR Properties SA	25,800	320,106
Braskem SA (PN-A)	28,900	203,163
Centrais Eletricas Brasileiras SA (Electrobras)	7,750	66,272
Cia.Hering SA	9,800	243,181
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,800	201,504
Companhia de Saneamento de Minas Gerais	6,380	148,844
Companhia Paranaense de Energia-Copel:
(PN-B)	1,905	48,261
(PN-B) sponsored ADR	5,930	148,547
Ecorodovias Infraestrutura e Logistica SA	28,500	237,731
Energias do Brasil SA	20,350	142,311
Fibria Celulose SA	30,800	247,867
Gerdau SA sponsored ADR	42,700	400,953
Itau Unibanco Banco Multiplo SA sponsored ADR	26,290	412,490
Localiza Rent A Car SA	13,700	233,945
Lojas Americanas SA (PN)	46,100	433,393
Mills Estruturas e Servicos de Engenharia SA	13,100	170,369
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplus SA	10,800	$ 234,000
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	2,300	50,968
sponsored ADR	24,300	572,022
Redecard SA	7,700	129,670
Santos Brasil Participacoes SA unit	5,200	90,570
Telefonica Brasil SA sponsored ADR	4,380	124,699
Ultrapar Participacoes SA	31,700	720,096
Vale SA (PN-A) sponsored ADR	58,200	1,258,866
TOTAL BRAZIL		8,100,032
British Virgin Islands - 0.2%
HLS Systems International Ltd. (a)	13,400	133,062
Sable Mining Africa Ltd. (a)	246,300	45,474
TOTAL BRITISH VIRGIN ISLANDS		178,536
Canada - 1.5%
Banro Corp. (a)	8,800	37,418
Barrick Gold Corp.	2,800	113,276
Extorre Gold Mines Ltd. (a)	20,400	86,743
First Quantum Minerals Ltd.	8,300	172,428
Goldcorp, Inc.	4,900	187,666
Tahoe Resources, Inc. (a)	2,100	39,523
Uranium One, Inc. (a)	144,400	419,568
Yamana Gold, Inc.	16,100	236,182
TOTAL CANADA		1,292,804
Cayman Islands - 3.7%
Ajisen (China) Holdings Ltd.	137,000	153,622
Baidu.com, Inc. sponsored ADR (a)	2,834	376,072
Belle International Holdings Ltd.	83,000	162,820
Biostime International Holdings Ltd.	103,500	298,148
Changyou.com Ltd. (A Shares) ADR (a)	1,700	41,174
Ctrip.com International Ltd. sponsored ADR (a)	5,000	108,350
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,800	364,800
Geely Automobile Holdings Ltd.	350,000	130,371
Greatview Aseptic Pack Co. Ltd. (a)	505,000	275,976
Hengan International Group Co. Ltd.	45,500	481,762
Qihoo 360 Technology Co. Ltd. ADR (a)	1,511	37,125
Shenzhou International Group Holdings Ltd.	41,000	77,153
SINA Corp. (a)	1,500	87,765
Stella International Holdings Ltd.	52,500	139,393
Tencent Holdings Ltd.	2,900	91,127
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	359,000	$ 326,210
Xueda Education Group sponsored ADR (a)	21,100	73,217
TOTAL CAYMAN ISLANDS		3,225,085
Chile - 0.8%
Aguas Andinas SA	210,492	139,243
Embotelladora Andina SA Class A	31,315	142,018
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,096	180,251
Enersis SA	571,015	232,950
TOTAL CHILE		694,462
China - 5.9%
BYD Co. Ltd. (H Shares) (a)	58,500	154,192
China Communications Construction Co. Ltd. (H Shares)	79,000	79,421
China Communications Services Corp. Ltd. (H Shares)	240,000	123,424
China Construction Bank Corp. (H Shares)	1,397,000	1,087,545
China Merchants Bank Co. Ltd. (H Shares)	35,000	75,967
China Pacific Insurance Group Co. Ltd. (H Shares)	171,300	559,692
China Petroleum & Chemical Corp. (H Shares)	524,000	556,546
China Suntien Green Energy Corp. Ltd. (H Shares)	886,500	172,532
China Telecom Corp. Ltd. (H Shares)	395,000	211,701
Dongfeng Motor Group Co. Ltd. (H Shares)	142,000	280,023
Harbin Power Equipment Co. Ltd. (H Shares)	214,000	223,139
Industrial & Commercial Bank of China Ltd. (H Shares)	1,950,000	1,301,902
Maanshan Iron & Steel Ltd. (H Shares)	646,000	182,344
PetroChina Co. Ltd. (H Shares)	58,000	86,518
PICC Property & Casualty Co. Ltd. (H Shares)	4,000	5,016
TOTAL CHINA		5,099,962
Colombia - 1.0%
Ecopetrol SA ADR	13,700	886,390
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,510	60,892
Egypt - 0.3%
Citadel Capital Corp. (a)	75,900	39,549
Orascom Telecom Holding SAE unit (a)	48,200	134,960
Orascom Telecom Media & Technology Holding sponsored GDR (e)	7,900	8,927
Orascom Telecom Media & Technology Holding SAE (a)	192,000	44,782
TOTAL EGYPT		228,218
Hong Kong - 3.0%
China Mobile Ltd.	1,500	16,595
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Mobile Ltd. sponsored ADR	13,730	$ 759,818
CNOOC Ltd. sponsored ADR	5,100	1,079,415
Lenovo Group Ltd.	496,000	476,908
Singamas Container Holdings Ltd.	244,000	73,276
Sinotruk Hong Kong Ltd.	307,500	187,465
TOTAL HONG KONG		2,593,477
India - 0.5%
Dr. Reddy's Laboratories Ltd. sponsored ADR	4,100	138,703
Larsen & Toubro Ltd. unit	10,700	250,166
Tata Motors Ltd. sponsored ADR	3,200	95,200
TOTAL INDIA		484,069
Indonesia - 1.9%
PT Bakrieland Development Tbk (a)	12,094,500	153,969
PT Bank Tabungan Negara Tbk	1,788,500	268,552
PT Indo Tambangraya Megah Tbk	68,000	294,108
PT Indosat Tbk	214,000	112,932
PT Telkomunikasi Indonesia Tbk sponsored ADR	21,570	781,050
PT Tower Bersama Infrastructure Tbk	256,500	85,123
TOTAL INDONESIA		1,695,734
Israel - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	95,300	159,475
Check Point Software Technologies Ltd. (a)	1,300	75,569
NICE Systems Ltd. sponsored ADR (a)	4,500	172,890
TOTAL ISRAEL		407,934
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	25,300	170,775
Kenya - 0.4%
Equity Bank Ltd.	843,000	210,117
Safaricom Ltd.	2,534,687	100,474
TOTAL KENYA		310,591
Korea (South) - 8.8%
Amoreg	1,219	306,874
Asia Pacific Systems, Inc. (a)	10,620	105,718
E-Mart Co. Ltd.	1,436	341,171
Hana Financial Group, Inc.	16,950	582,686
ICD Co. Ltd.	5,248	106,574
KB Financial Group, Inc.	24,850	840,752
Korea Electric Power Corp. (a)	7,960	152,704
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	5,019	$ 344,630
LG Corp.	3,861	196,787
Orion Corp.	544	432,264
POSCO sponsored ADR	1,900	158,175
Samsung Electronics Co. Ltd.	2,257	2,775,999
Samsung Engineering Co. Ltd.	1,143	217,449
Samsung Fire & Marine Insurance Co. Ltd.	2,354	449,918
Samsung Heavy Industries Ltd.	7,750	285,964
Shinhan Financial Group Co. Ltd.	2,980	104,157
Shinhan Financial Group Co. Ltd. sponsored ADR	1,250	86,925
Tong Yang Life Insurance Co. Ltd.	15,160	134,010
TOTAL KOREA (SOUTH)		7,622,757
Luxembourg - 0.7%
Samsonite International SA	153,300	297,169
Subsea 7 SA (a)	10,600	274,711
TOTAL LUXEMBOURG		571,880
Malaysia - 0.8%
AirAsia Bhd	221,300	243,573
Axiata Group Bhd	100,100	175,684
Genting Bhd	77,300	264,182
TOTAL MALAYSIA		683,439
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	29,500	786,175
CEMEX SA de CV sponsored ADR	41,188	297,789
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,000	67,240
Grupo Modelo SAB de CV Series C	46,700	329,741
Grupo Televisa SA de CV (CPO) sponsored ADR	29,200	641,524
Wal-Mart de Mexico SA de CV Series V	48,500	138,670
TOTAL MEXICO		2,261,139
Netherlands - 0.2%
ASML Holding NV (Netherlands)	3,500	178,104
Nigeria - 0.8%
Guaranty Trust Bank PLC	230,411	23,451
Guaranty Trust Bank PLC GDR (Reg. S)	52,700	303,025
Zenith Bank PLC	3,816,390	343,330
TOTAL NIGERIA		669,806
Panama - 0.1%
Copa Holdings SA Class A	1,500	121,965
Common Stocks - continued
	Shares	Value
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	6,700	$ 276,509
Philippines - 1.0%
Metro Pacific Investments Corp.	2,325,000	247,581
Metropolitan Bank & Trust Co.	84,500	183,169
Robinsons Land Corp.	986,500	405,222
TOTAL PHILIPPINES		835,972
Poland - 0.5%
Eurocash SA	11,900	145,308
Powszechny Zaklad Ubezpieczen SA	3,050	308,391
TOTAL POLAND		453,699
Russia - 4.9%
Bank St. Petersburg OJSC	52,800	125,838
DIXY Group OJSC (a)	11,305	143,731
Gazprom OAO sponsored ADR	15,000	172,050
M Video OJSC (a)	5,000	44,992
Magnit OJSC	1,322	166,525
Magnit OJSC GDR (Reg. S)	9,500	278,160
Magnitogorsk Iron & Steel Works OJSC unit	21,700	114,576
Mobile TeleSystems OJSC sponsored ADR	28,550	558,438
NOVATEK OAO GDR (Reg. S)	4,400	559,240
OGK-4 OJSC (a)	4,558,700	412,085
RusHydro JSC sponsored ADR	23,940	83,311
Sberbank (Savings Bank of the Russian Federation)	226,700	725,770
Sistema JSFC (a)	39,100	32,351
Sistema JSFC sponsored GDR	6,130	116,470
TNK-BP Holding (a)	147,400	451,068
Uralkali JSC GDR (Reg. S)	7,100	268,735
TOTAL RUSSIA		4,253,340
Singapore - 0.7%
First Resources Ltd.	199,000	302,283
Global Logistic Properties Ltd. (a)	169,000	281,291
TOTAL SINGAPORE		583,574
South Africa - 3.7%
Absa Group Ltd.	30,970	637,079
AngloGold Ashanti Ltd.	7,300	250,159
Aspen Pharmacare Holdings Ltd.	13,200	213,325
Aveng Ltd.	23,900	122,173
Blue Label Telecoms Ltd.	160,400	140,231
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	28,000	$ 544,664
JSE Ltd.	48,000	507,277
Life Healthcare Group Holdings Ltd.	54,400	188,001
Naspers Ltd. Class N	10,600	638,412
TOTAL SOUTH AFRICA		3,241,321
Sweden - 0.0%
Lundin Petroleum AB (a)	1,700	33,819
Taiwan - 6.0%
Advanced Semiconductor Engineering, Inc.	328,000	330,440
Asia Cement Corp.	253,000	305,023
Catcher Technology Co. Ltd.	18,000	115,452
Cheng Uei Precision Industries Co. Ltd.	107,000	220,202
Chinatrust Financial Holding Co. Ltd.	726,885	464,977
Chroma ATE, Inc.	56,000	127,923
HIWIN Technologies Corp.	23,000	218,522
Hon Hai Precision Industry Co. Ltd. (Foxconn)	149,000	472,221
HTC Corp.	1,000	15,195
Inotera Memories, Inc. (a)	198,000	52,157
Lung Yen Life Service Co. Ltd.	37,000	112,440
Synnex Technology International Corp.	126,000	296,038
Taiwan Fertilizer Co. Ltd.	98,000	235,294
Taiwan Mobile Co. Ltd.	70,000	226,170
Taiwan Semiconductor Manufacturing Co. Ltd.	344,000	1,018,605
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,300	581,134
Unified-President Enterprises Corp.	270,000	420,906
TOTAL TAIWAN		5,212,699
Thailand - 1.7%
Bangkok Bank Public Co. Ltd. (For. Reg.)	67,500	425,784
Electricity Generating PCL (For. Reg.)	40,400	130,047
PTT Global Chemical PCL (For. Reg.)	97,200	217,282
PTT PCL (For. Reg.)	39,400	449,663
Siam Cement PCL (For. Reg.)	17,900	243,284
TOTAL THAILAND		1,466,060
Turkey - 1.0%
Aygaz A/S	63,000	291,155
TAV Havalimanlari Holding A/S (a)	52,000	273,466
Turkiye Is Bankasi A/S Series C	80,400	183,954
Turkiye Vakiflar Bankasi TAO	79,000	141,633
TOTAL TURKEY		890,208
Common Stocks - continued
	Shares	Value
United Kingdom - 0.9%
Antofagasta PLC	7,700	$ 147,600
Evraz PLC	35,400	212,249
Hikma Pharmaceuticals PLC	11,289	115,070
International Personal Finance PLC	10,200	44,319
Kazakhmys PLC	21,800	304,653
TOTAL UNITED KINGDOM		823,891
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	5,100	373,932
Helix Energy Solutions Group, Inc. (a)	4,200	85,722
ION Geophysical Corp. (a)	5,600	34,888
Universal Display Corp. (a)	4,127	185,591
TOTAL UNITED STATES OF AMERICA		680,133
TOTAL COMMON STOCKS (Cost $54,172,672)		58,199,670
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.1%
Hyundai Motor Co. Series 2	9,020	636,917
Samsung Electronics Co. Ltd.	360	257,706
TOTAL KOREA (SOUTH)		894,623
Russia - 0.2%
Rostelecom (a)(g)	16,800	54,025
Sberbank (Savings Bank of the Russian Federation) (a)	59,900	140,088
TOTAL RUSSIA		194,113
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $951,686)		1,088,736
Investment Companies - 2.0%

India - 2.0%
iPath MSCI India Index ETN (issued by Barclays Capital, Inc., maturity date 9/21/36) (a)	23,710	1,266,351
WisdomTree India Earnings ETF	26,070	477,863
TOTAL INVESTMENT COMPANIES (Cost $1,775,755)		1,744,214
Nonconvertible Bonds - 7.4%
	Principal Amount	Value
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (e)	$ 200,000	$ 204,002
Canada - 0.1%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)	100,000	109,550
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (e)(f)	100,000	103,250
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)	100,000	122,979
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15	100,000	108,500
Indonesia - 0.9%
PT Pertamina Persero:
5.25% 5/23/21 (e)	550,000	566,500
6.5% 5/27/41 (e)	200,000	213,000
TOTAL INDONESIA		779,500
Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (e)	200,000	208,500
Luxembourg - 0.1%
RSHB Capital SA 9% 6/11/14 (e)	100,000	111,380
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	141,990
Mexico - 0.7%
Petroleos Mexicanos:
5.5% 1/21/21	250,000	277,500
6.625% (e)(f)	100,000	104,250
8% 5/3/19	150,000	190,500
TOTAL MEXICO		572,250
Netherlands - 0.6%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)	100,000	110,880
9.125% 7/2/18 (e)	150,000	186,570
11.75% 1/23/15 (e)	100,000	121,130
Majapahit Holding BV 8% 8/7/19 (e)	100,000	119,500
TOTAL NETHERLANDS		538,080
Nonconvertible Bonds - continued
	Principal Amount	Value
Philippines - 0.4%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)	$ 150,000	$ 184,500
7.39% 12/2/24 (e)	125,000	158,125
TOTAL PHILIPPINES		342,625
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)	100,000	123,650
United States of America - 0.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35	200,000	235,500
8.625% 2/1/22	175,000	225,750
TOTAL UNITED STATES OF AMERICA		461,250
Venezuela - 2.9%
Petroleos de Venezuela SA:
4.9% 10/28/14	1,300,000	1,192,750
5.375% 4/12/27	400,000	248,000
5.5% 4/12/37	600,000	364,500
8.5% 11/2/17 (e)	450,000	406,125
12.75% 2/17/22 (e)	300,000	307,500
TOTAL VENEZUELA		2,518,875
TOTAL NONCONVERTIBLE BONDS (Cost $5,970,230)		6,446,381
Government Obligations - 19.1%

Argentina - 0.1%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	73,360	52,452
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)	225,000	210,938
8.95% 1/26/18	100,000	92,750
TOTAL BELARUS		303,688
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)	150,000	75,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)	100,000	113,500
Government Obligations - continued
	Principal Amount	Value
Brazil - 1.7%
Brazilian Federative Republic:
5.625% 1/7/41	$ 100,000	$ 118,750
7.125% 1/20/37	200,000	282,000
10.125% 5/15/27	150,000	252,750
12.25% 3/6/30	350,000	682,500
12.75% 1/15/20	100,000	168,500
TOTAL BRAZIL		1,504,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)	100,000	108,750
Colombia - 1.0%
Colombian Republic:
10.375% 1/28/33	250,000	437,500
11.75% 2/25/20	280,000	446,600
TOTAL COLOMBIA		884,100
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)	95,000	71,725
Croatia - 0.6%
Croatia Republic:
6.25% 4/27/17 (e)	200,000	202,500
6.375% 3/24/21 (e)	200,000	196,500
6.625% 7/14/20 (e)	100,000	100,000
TOTAL CROATIA		499,000
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)	236,000	239,540
El Salvador - 0.2%
El Salvador Republic 7.375% 12/1/19 (e)	175,000	190,750
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)	100,000	113,500
Hungary - 0.5%
Hungarian Republic:
4.75% 2/3/15	365,000	350,495
7.625% 3/29/41	100,000	94,250
TOTAL HUNGARY		444,745
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)	100,000	100,375
Government Obligations - continued
	Principal Amount	Value
Indonesia - 0.7%
Indonesian Republic:
7.75% 1/17/38 (e)	$ 175,000	$ 236,688
8.5% 10/12/35 (e)	100,000	145,250
11.625% 3/4/19 (e)	175,000	257,688
TOTAL INDONESIA		639,626
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	550,000	457,875
Ivory Coast - 0.7%
Ivory Coast 3.75% 12/31/32 (c)(d)	900,000	625,500
Latvia - 0.2%
Latvian Republic 5.25% 2/22/17 (e)	200,000	205,500
Lebanon - 0.4%
Lebanese Republic 11.625% 5/11/16 (Reg. S)	250,000	315,000
Lithuania - 0.5%
Lithuanian Republic:
6.125% 3/9/21 (e)	100,000	108,000
6.625% 2/1/22 (e)	200,000	225,500
7.375% 2/11/20 (e)	100,000	117,375
TOTAL LITHUANIA		450,875
Mexico - 1.1%
United Mexican States:
5.75% 10/12/2110	224,000	244,160
6.05% 1/11/40	200,000	249,000
6.75% 9/27/34	200,000	267,000
7.5% 4/8/33	100,000	143,000
TOTAL MEXICO		903,160
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)	200,000	208,660
Nigeria - 0.7%
Republic of Nigeria 6.75% 1/28/21 (e)	550,000	598,125
Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27	55,000	86,213
9.375% 4/1/29	150,000	245,250
TOTAL PANAMA		331,463
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33	345,000	549,413
Government Obligations - continued
	Principal Amount	Value
Philippines - 1.4%
Philippine Republic:
6.375% 10/23/34	$ 150,000	$ 186,000
6.5% 1/20/20	135,000	164,700
7.75% 1/14/31	125,000	174,063
10.625% 3/16/25	425,000	690,625
TOTAL PHILIPPINES		1,215,388
Poland - 0.2%
Polish Government:
5% 3/23/22	35,000	37,406
6.375% 7/15/19	135,000	158,963
TOTAL POLAND		196,369
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (e)	200,000	223,000
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)	190,000	199,738
Russia - 1.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)	724,500	869,400
11% 7/24/18 (Reg. S)	200,000	282,760
12.75% 6/24/28 (Reg. S)	175,000	316,978
TOTAL RUSSIA		1,469,138
Serbia - 0.3%
Republic of Serbia:
6.75% 11/1/24 (e)	43,333	42,683
7.25% 9/28/21 (e)	200,000	209,500
TOTAL SERBIA		252,183
South Africa - 0.1%
South African Republic 4.665% 1/17/24	100,000	104,750
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)	100,000	101,750
Turkey - 1.6%
Turkish Republic:
7% 6/5/20	300,000	353,250
Government Obligations - continued
	Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
7.5% 7/14/17	$ 200,000	$ 234,000
11.875% 1/15/30	450,000	775,710
TOTAL TURKEY		1,362,960
Ukraine - 0.3%
Ukraine Government:
6.25% 6/17/16 (e)	200,000	183,500
7.75% 9/23/20 (e)	100,000	90,250
TOTAL UKRAINE		273,750
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36	75,000	105,375
Venezuela - 1.3%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)	85,000	73,525
11.75% 10/21/26 (Reg. S)	300,000	301,500
11.95% 8/5/31 (Reg. S)	350,000	351,750
12.75% 8/23/22	325,000	351,000
TOTAL VENEZUELA		1,077,775
TOTAL GOVERNMENT OBLIGATIONS (Cost $15,818,766)		16,568,998
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $2,094,585)	2,094,585	2,094,585
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $80,783,694)		86,142,584
NET OTHER ASSETS (LIABILITIES) - 0.8%		690,259
NET ASSETS - 100%		$ 86,832,843
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,063,940 or 9.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,728
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,307,388	$ 5,307,388	$ -	$ -
Consumer Staples	4,799,905	4,799,905	-	-
Energy	8,589,617	7,946,553	643,064	-
Financials	13,186,512	12,345,760	840,752	-
Health Care	655,099	655,099	-	-
Industrials	3,754,474	3,754,474	-	-
Information Technology	8,834,353	7,485,308	1,349,045	-
Materials	7,310,912	7,060,753	250,159	-
Telecommunication Services	4,793,524	4,565,228	228,296	-
Utilities	2,056,622	1,903,918	152,704	-
Investment Companies	1,744,214	1,744,214	-	-
Corporate Bonds	6,446,381	-	6,446,381	-
Government Obligations	16,568,998	-	16,568,998	-
Money Market Funds	2,094,585	2,094,585	-	-
Total Investments in Securities:	$ 86,142,584	$ 59,663,185	$ 26,479,399	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.4%
BBB	12.4%
BB	4.7%
B	4.5%
CCC,CC,C	0.4%
Not Rated	3.1%
Equities	70.3%
Short-Term Investments and Net Other Assets	3.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $78,689,109)	$ 84,047,999
Fidelity Central Funds (cost $2,094,585)	2,094,585
Total Investments (cost $80,783,694)		$ 86,142,584
Cash		27,663
Foreign currency held at value (cost $11,747)		11,726
Receivable for investments sold		569,580
Receivable for fund shares sold		503,227
Dividends receivable		186,182
Interest receivable		378,388
Distributions receivable from Fidelity Central Funds		313
Prepaid expenses		41,371
Receivable from investment adviser for expense reductions		10,243
Other receivables		6,348
Total assets		87,877,625

Liabilities
Payable for investments purchased Regular delivery	$ 600,351
Delayed delivery	22,705
Payable for fund shares redeemed	230,431
Accrued management fee	56,939
Distribution and service plan fees payable	7,657
Other affiliated payables	16,133
Other payables and accrued expenses	110,566
Total liabilities		1,044,782

Net Assets		$ 86,832,843
Net Assets consist of:
Paid in capital		$ 81,274,206
Undistributed net investment income		469,912
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(270,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,359,156
Net Assets		$ 86,832,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,395,663÷ 595,906 shares)	$ 10.73

Maximum offering price per share (100/94.25 of $10.73)	$ 11.38
Class T: Net Asset Value and redemption price per share ($4,857,800 ÷ 452,988 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class C: Net Asset Value and offering price per share ($5,558,822 ÷ 519,232 shares)A	$ 10.71

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($67,860,561 ÷ 6,317,235 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,159,997 ÷ 201,088 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 463,804
Interest		608,208
Income from Fidelity Central Funds		1,728
Income before foreign taxes withheld		1,073,740
Less foreign taxes withheld		(36,322)
Total income		1,037,418

Expenses
Management fee	$ 254,751
Transfer agent fees	56,389
Distribution and service plan fees	41,307
Accounting fees and expenses	16,337
Custodian fees and expenses	125,134
Independent trustees' compensation	137
Registration fees	51,344
Audit	30,492
Legal	59
Miscellaneous	356
Total expenses before reductions	576,306
Expense reductions	(105,445)	470,861
Net investment income (loss)		566,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(226,996)
Foreign currency transactions	(43,435)
Total net realized gain (loss)		(270,431)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,358,890
Assets and liabilities in foreign currencies	266
Total change in net unrealized appreciation (depreciation)		5,359,156
Net gain (loss)		5,088,725
Net increase (decrease) in net assets resulting from operations		$ 5,655,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 566,557
Net realized gain (loss)	(270,431)
Change in net unrealized appreciation (depreciation)	5,359,156
Net increase (decrease) in net assets resulting from operations	5,655,282
Distributions to shareholders from net investment income	(96,645)
Share transactions - net increase (decrease)	81,260,018
Redemption fees	14,188
Total increase (decrease) in net assets	86,832,843

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $469,912)	$ 86,832,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	.66
Total from investment operations	.75
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.73
Total Return B, C, D	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A
Expenses net of fee waivers, if any	1.65% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	1.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,396
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	.66
Total from investment operations	.73
Distributions from net investment income	(.01)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.72
Total Return B, C, D	7.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.87% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,858
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	.67
Total from investment operations	.72
Distributions from net investment income	(.01)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.71
Total Return B, C, D	7.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.72% A
Expenses net of fee waivers, if any	2.40% A
Expenses net of all reductions	2.36% A
Net investment income (loss)	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,559
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

Period ended April 30, 2012 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.66
Total from investment operations	.76
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalD,I	-
Net asset value, end of period	$ 10.74
Total Return B, C	7.65%
Ratios to Average Net Assets E, G
Expenses before reductions	1.69% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,861
Portfolio turnover rate F	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period November 1, 2011 (commencement of operations) to April 30, 2012.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2012 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.66
Total from investment operations	.76
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalD,I	-
Net asset value, end of period	$ 10.74
Total Return B, C	7.65%
Ratios to Average Net Assets E, G
Expenses before reductions	1.72% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.37% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,160
Portfolio turnover rate F	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period November 1, 2011 (commencement of operations) to April 30, 2012.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,173,905
Gross unrealized depreciation	(1,854,638)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,319,267

Tax cost	$ 80,821,927

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,866,124 and $14,943,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,713	$ 6,438
Class T	.25%	.25%	8,688	7,698
Class C	.75%	.25%	25,906	25,818
			$ 41,307	$ 39,954

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,513
Class T	471
$ 2,984

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,067.19
Class T	3,131.18
Class C	4,769.18
Total Emerging Markets	41,546.18
Institutional Class	1,876.18
	$ 56,389

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $124 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. There were no commitment fees paid during the period by the fund. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Effective November 1, 2011, FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 8,811
Class T	1.90%	5,452
Class C	2.40%	8,451
Total Emerging Markets	1.40%	69,415
Institutional Class	1.40%	3,343
		$ 95,472

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,850 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
From net investment income
Class A	$ 9,099
Class T	4,204
Class C	3,000
Total Emerging Markets	75,940
Institutional Class	4,402
Total	$ 96,645

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2012 A	Period ended April 30, 2012 A
Class A
Shares sold	594,957	$ 6,007,724
Reinvestment of distributions	949	9,099
Net increase (decrease)	595,906	$ 6,016,823
Class T
Shares sold	452,549	$ 4,613,744
Reinvestment of distributions	439	4,204
Net increase (decrease)	452,988	$ 4,617,948
Class C
Shares sold	518,918	$ 5,203,046
Reinvestment of distributions	314	3,000
Net increase (decrease)	519,232	$ 5,206,046
Total Emerging Markets
Shares sold	6,616,968	$ 66,604,812
Reinvestment of distributions	7,686	73,759
Shares redeemed	(307,419)	(3,270,624)
Net increase (decrease)	6,317,235	$ 63,407,947
Institutional Class
Shares sold	200,629	$ 2,006,852
Reinvestment of distributions	459	4,402
Net increase (decrease)	201,088	$ 2,011,254

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Emerging Markets Fund

On July 13, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio risk, performance and attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets equity selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEK-USAN-0612
1.931270.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Total
Emerging Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund
Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,075.00	$ 8.51
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,073.60	$ 9.80
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.52
Class C	2.40%
Actual		$ 1,000.00	$ 1,071.70	$ 12.36
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,076.50	$ 7.23
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,076.50	$ 7.23
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2012
% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5
iPath MSCI India Index ETN (United Kingdom, Investment Companies)	1.5
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.3
8.9
Top Five Market Sectors as of April 30, 2012
% of fund's net assets
Energy	15.8
Financials	15.8
Information Technology	10.0
Materials	8.4
Consumer Discretionary	6.3
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets
Brazil	11.0
Korea (South)	9.9
Russia	6.8
Taiwan	6.0
China	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012
Stocks and Investment Companies 70.3%
Bonds 26.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.2%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.0%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd.:
(Australia) (a)	85,984	$ 142,884
(Canada) (a)	37,100	61,223
TOTAL AUSTRALIA		204,107
Austria - 0.1%
Erste Bank AG	3,100	71,385
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	31,155	89,505
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia)	77,172	175,276
BW Offshore Ltd.	236,100	328,014
Cosco International Holdings Ltd.	96,000	41,822
GP Investments Ltd. (depositary receipt) (a)	94,322	224,653
Kunlun Energy Co. Ltd.	399,200	703,867
Nine Dragons Paper (Holdings) Ltd.	87,000	71,765
TOTAL BERMUDA		1,545,397
Brazil - 9.3%
Anhanguera Educacional Participacoes SA	32,800	436,037
Arezzo Industria e Comercio SA	12,500	196,732
B2W Companhia Global do Varejo	7,800	33,268
Banco do Brasil SA	35,000	432,967
Banco Do Est Rio Grande Sul SA	18,600	161,200
BR Properties SA	25,800	320,106
Braskem SA (PN-A)	28,900	203,163
Centrais Eletricas Brasileiras SA (Electrobras)	7,750	66,272
Cia.Hering SA	9,800	243,181
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,800	201,504
Companhia de Saneamento de Minas Gerais	6,380	148,844
Companhia Paranaense de Energia-Copel:
(PN-B)	1,905	48,261
(PN-B) sponsored ADR	5,930	148,547
Ecorodovias Infraestrutura e Logistica SA	28,500	237,731
Energias do Brasil SA	20,350	142,311
Fibria Celulose SA	30,800	247,867
Gerdau SA sponsored ADR	42,700	400,953
Itau Unibanco Banco Multiplo SA sponsored ADR	26,290	412,490
Localiza Rent A Car SA	13,700	233,945
Lojas Americanas SA (PN)	46,100	433,393
Mills Estruturas e Servicos de Engenharia SA	13,100	170,369
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplus SA	10,800	$ 234,000
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	2,300	50,968
sponsored ADR	24,300	572,022
Redecard SA	7,700	129,670
Santos Brasil Participacoes SA unit	5,200	90,570
Telefonica Brasil SA sponsored ADR	4,380	124,699
Ultrapar Participacoes SA	31,700	720,096
Vale SA (PN-A) sponsored ADR	58,200	1,258,866
TOTAL BRAZIL		8,100,032
British Virgin Islands - 0.2%
HLS Systems International Ltd. (a)	13,400	133,062
Sable Mining Africa Ltd. (a)	246,300	45,474
TOTAL BRITISH VIRGIN ISLANDS		178,536
Canada - 1.5%
Banro Corp. (a)	8,800	37,418
Barrick Gold Corp.	2,800	113,276
Extorre Gold Mines Ltd. (a)	20,400	86,743
First Quantum Minerals Ltd.	8,300	172,428
Goldcorp, Inc.	4,900	187,666
Tahoe Resources, Inc. (a)	2,100	39,523
Uranium One, Inc. (a)	144,400	419,568
Yamana Gold, Inc.	16,100	236,182
TOTAL CANADA		1,292,804
Cayman Islands - 3.7%
Ajisen (China) Holdings Ltd.	137,000	153,622
Baidu.com, Inc. sponsored ADR (a)	2,834	376,072
Belle International Holdings Ltd.	83,000	162,820
Biostime International Holdings Ltd.	103,500	298,148
Changyou.com Ltd. (A Shares) ADR (a)	1,700	41,174
Ctrip.com International Ltd. sponsored ADR (a)	5,000	108,350
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,800	364,800
Geely Automobile Holdings Ltd.	350,000	130,371
Greatview Aseptic Pack Co. Ltd. (a)	505,000	275,976
Hengan International Group Co. Ltd.	45,500	481,762
Qihoo 360 Technology Co. Ltd. ADR (a)	1,511	37,125
Shenzhou International Group Holdings Ltd.	41,000	77,153
SINA Corp. (a)	1,500	87,765
Stella International Holdings Ltd.	52,500	139,393
Tencent Holdings Ltd.	2,900	91,127
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	359,000	$ 326,210
Xueda Education Group sponsored ADR (a)	21,100	73,217
TOTAL CAYMAN ISLANDS		3,225,085
Chile - 0.8%
Aguas Andinas SA	210,492	139,243
Embotelladora Andina SA Class A	31,315	142,018
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,096	180,251
Enersis SA	571,015	232,950
TOTAL CHILE		694,462
China - 5.9%
BYD Co. Ltd. (H Shares) (a)	58,500	154,192
China Communications Construction Co. Ltd. (H Shares)	79,000	79,421
China Communications Services Corp. Ltd. (H Shares)	240,000	123,424
China Construction Bank Corp. (H Shares)	1,397,000	1,087,545
China Merchants Bank Co. Ltd. (H Shares)	35,000	75,967
China Pacific Insurance Group Co. Ltd. (H Shares)	171,300	559,692
China Petroleum & Chemical Corp. (H Shares)	524,000	556,546
China Suntien Green Energy Corp. Ltd. (H Shares)	886,500	172,532
China Telecom Corp. Ltd. (H Shares)	395,000	211,701
Dongfeng Motor Group Co. Ltd. (H Shares)	142,000	280,023
Harbin Power Equipment Co. Ltd. (H Shares)	214,000	223,139
Industrial & Commercial Bank of China Ltd. (H Shares)	1,950,000	1,301,902
Maanshan Iron & Steel Ltd. (H Shares)	646,000	182,344
PetroChina Co. Ltd. (H Shares)	58,000	86,518
PICC Property & Casualty Co. Ltd. (H Shares)	4,000	5,016
TOTAL CHINA		5,099,962
Colombia - 1.0%
Ecopetrol SA ADR	13,700	886,390
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,510	60,892
Egypt - 0.3%
Citadel Capital Corp. (a)	75,900	39,549
Orascom Telecom Holding SAE unit (a)	48,200	134,960
Orascom Telecom Media & Technology Holding sponsored GDR (e)	7,900	8,927
Orascom Telecom Media & Technology Holding SAE (a)	192,000	44,782
TOTAL EGYPT		228,218
Hong Kong - 3.0%
China Mobile Ltd.	1,500	16,595
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Mobile Ltd. sponsored ADR	13,730	$ 759,818
CNOOC Ltd. sponsored ADR	5,100	1,079,415
Lenovo Group Ltd.	496,000	476,908
Singamas Container Holdings Ltd.	244,000	73,276
Sinotruk Hong Kong Ltd.	307,500	187,465
TOTAL HONG KONG		2,593,477
India - 0.5%
Dr. Reddy's Laboratories Ltd. sponsored ADR	4,100	138,703
Larsen & Toubro Ltd. unit	10,700	250,166
Tata Motors Ltd. sponsored ADR	3,200	95,200
TOTAL INDIA		484,069
Indonesia - 1.9%
PT Bakrieland Development Tbk (a)	12,094,500	153,969
PT Bank Tabungan Negara Tbk	1,788,500	268,552
PT Indo Tambangraya Megah Tbk	68,000	294,108
PT Indosat Tbk	214,000	112,932
PT Telkomunikasi Indonesia Tbk sponsored ADR	21,570	781,050
PT Tower Bersama Infrastructure Tbk	256,500	85,123
TOTAL INDONESIA		1,695,734
Israel - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	95,300	159,475
Check Point Software Technologies Ltd. (a)	1,300	75,569
NICE Systems Ltd. sponsored ADR (a)	4,500	172,890
TOTAL ISRAEL		407,934
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	25,300	170,775
Kenya - 0.4%
Equity Bank Ltd.	843,000	210,117
Safaricom Ltd.	2,534,687	100,474
TOTAL KENYA		310,591
Korea (South) - 8.8%
Amoreg	1,219	306,874
Asia Pacific Systems, Inc. (a)	10,620	105,718
E-Mart Co. Ltd.	1,436	341,171
Hana Financial Group, Inc.	16,950	582,686
ICD Co. Ltd.	5,248	106,574
KB Financial Group, Inc.	24,850	840,752
Korea Electric Power Corp. (a)	7,960	152,704
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	5,019	$ 344,630
LG Corp.	3,861	196,787
Orion Corp.	544	432,264
POSCO sponsored ADR	1,900	158,175
Samsung Electronics Co. Ltd.	2,257	2,775,999
Samsung Engineering Co. Ltd.	1,143	217,449
Samsung Fire & Marine Insurance Co. Ltd.	2,354	449,918
Samsung Heavy Industries Ltd.	7,750	285,964
Shinhan Financial Group Co. Ltd.	2,980	104,157
Shinhan Financial Group Co. Ltd. sponsored ADR	1,250	86,925
Tong Yang Life Insurance Co. Ltd.	15,160	134,010
TOTAL KOREA (SOUTH)		7,622,757
Luxembourg - 0.7%
Samsonite International SA	153,300	297,169
Subsea 7 SA (a)	10,600	274,711
TOTAL LUXEMBOURG		571,880
Malaysia - 0.8%
AirAsia Bhd	221,300	243,573
Axiata Group Bhd	100,100	175,684
Genting Bhd	77,300	264,182
TOTAL MALAYSIA		683,439
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	29,500	786,175
CEMEX SA de CV sponsored ADR	41,188	297,789
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,000	67,240
Grupo Modelo SAB de CV Series C	46,700	329,741
Grupo Televisa SA de CV (CPO) sponsored ADR	29,200	641,524
Wal-Mart de Mexico SA de CV Series V	48,500	138,670
TOTAL MEXICO		2,261,139
Netherlands - 0.2%
ASML Holding NV (Netherlands)	3,500	178,104
Nigeria - 0.8%
Guaranty Trust Bank PLC	230,411	23,451
Guaranty Trust Bank PLC GDR (Reg. S)	52,700	303,025
Zenith Bank PLC	3,816,390	343,330
TOTAL NIGERIA		669,806
Panama - 0.1%
Copa Holdings SA Class A	1,500	121,965
Common Stocks - continued
	Shares	Value
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	6,700	$ 276,509
Philippines - 1.0%
Metro Pacific Investments Corp.	2,325,000	247,581
Metropolitan Bank & Trust Co.	84,500	183,169
Robinsons Land Corp.	986,500	405,222
TOTAL PHILIPPINES		835,972
Poland - 0.5%
Eurocash SA	11,900	145,308
Powszechny Zaklad Ubezpieczen SA	3,050	308,391
TOTAL POLAND		453,699
Russia - 4.9%
Bank St. Petersburg OJSC	52,800	125,838
DIXY Group OJSC (a)	11,305	143,731
Gazprom OAO sponsored ADR	15,000	172,050
M Video OJSC (a)	5,000	44,992
Magnit OJSC	1,322	166,525
Magnit OJSC GDR (Reg. S)	9,500	278,160
Magnitogorsk Iron & Steel Works OJSC unit	21,700	114,576
Mobile TeleSystems OJSC sponsored ADR	28,550	558,438
NOVATEK OAO GDR (Reg. S)	4,400	559,240
OGK-4 OJSC (a)	4,558,700	412,085
RusHydro JSC sponsored ADR	23,940	83,311
Sberbank (Savings Bank of the Russian Federation)	226,700	725,770
Sistema JSFC (a)	39,100	32,351
Sistema JSFC sponsored GDR	6,130	116,470
TNK-BP Holding (a)	147,400	451,068
Uralkali JSC GDR (Reg. S)	7,100	268,735
TOTAL RUSSIA		4,253,340
Singapore - 0.7%
First Resources Ltd.	199,000	302,283
Global Logistic Properties Ltd. (a)	169,000	281,291
TOTAL SINGAPORE		583,574
South Africa - 3.7%
Absa Group Ltd.	30,970	637,079
AngloGold Ashanti Ltd.	7,300	250,159
Aspen Pharmacare Holdings Ltd.	13,200	213,325
Aveng Ltd.	23,900	122,173
Blue Label Telecoms Ltd.	160,400	140,231
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	28,000	$ 544,664
JSE Ltd.	48,000	507,277
Life Healthcare Group Holdings Ltd.	54,400	188,001
Naspers Ltd. Class N	10,600	638,412
TOTAL SOUTH AFRICA		3,241,321
Sweden - 0.0%
Lundin Petroleum AB (a)	1,700	33,819
Taiwan - 6.0%
Advanced Semiconductor Engineering, Inc.	328,000	330,440
Asia Cement Corp.	253,000	305,023
Catcher Technology Co. Ltd.	18,000	115,452
Cheng Uei Precision Industries Co. Ltd.	107,000	220,202
Chinatrust Financial Holding Co. Ltd.	726,885	464,977
Chroma ATE, Inc.	56,000	127,923
HIWIN Technologies Corp.	23,000	218,522
Hon Hai Precision Industry Co. Ltd. (Foxconn)	149,000	472,221
HTC Corp.	1,000	15,195
Inotera Memories, Inc. (a)	198,000	52,157
Lung Yen Life Service Co. Ltd.	37,000	112,440
Synnex Technology International Corp.	126,000	296,038
Taiwan Fertilizer Co. Ltd.	98,000	235,294
Taiwan Mobile Co. Ltd.	70,000	226,170
Taiwan Semiconductor Manufacturing Co. Ltd.	344,000	1,018,605
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,300	581,134
Unified-President Enterprises Corp.	270,000	420,906
TOTAL TAIWAN		5,212,699
Thailand - 1.7%
Bangkok Bank Public Co. Ltd. (For. Reg.)	67,500	425,784
Electricity Generating PCL (For. Reg.)	40,400	130,047
PTT Global Chemical PCL (For. Reg.)	97,200	217,282
PTT PCL (For. Reg.)	39,400	449,663
Siam Cement PCL (For. Reg.)	17,900	243,284
TOTAL THAILAND		1,466,060
Turkey - 1.0%
Aygaz A/S	63,000	291,155
TAV Havalimanlari Holding A/S (a)	52,000	273,466
Turkiye Is Bankasi A/S Series C	80,400	183,954
Turkiye Vakiflar Bankasi TAO	79,000	141,633
TOTAL TURKEY		890,208
Common Stocks - continued
	Shares	Value
United Kingdom - 0.9%
Antofagasta PLC	7,700	$ 147,600
Evraz PLC	35,400	212,249
Hikma Pharmaceuticals PLC	11,289	115,070
International Personal Finance PLC	10,200	44,319
Kazakhmys PLC	21,800	304,653
TOTAL UNITED KINGDOM		823,891
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	5,100	373,932
Helix Energy Solutions Group, Inc. (a)	4,200	85,722
ION Geophysical Corp. (a)	5,600	34,888
Universal Display Corp. (a)	4,127	185,591
TOTAL UNITED STATES OF AMERICA		680,133
TOTAL COMMON STOCKS (Cost $54,172,672)		58,199,670
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.1%
Hyundai Motor Co. Series 2	9,020	636,917
Samsung Electronics Co. Ltd.	360	257,706
TOTAL KOREA (SOUTH)		894,623
Russia - 0.2%
Rostelecom (a)(g)	16,800	54,025
Sberbank (Savings Bank of the Russian Federation) (a)	59,900	140,088
TOTAL RUSSIA		194,113
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $951,686)		1,088,736
Investment Companies - 2.0%

India - 2.0%
iPath MSCI India Index ETN (issued by Barclays Capital, Inc., maturity date 9/21/36) (a)	23,710	1,266,351
WisdomTree India Earnings ETF	26,070	477,863
TOTAL INVESTMENT COMPANIES (Cost $1,775,755)		1,744,214
Nonconvertible Bonds - 7.4%
	Principal Amount	Value
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (e)	$ 200,000	$ 204,002
Canada - 0.1%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)	100,000	109,550
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (e)(f)	100,000	103,250
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)	100,000	122,979
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15	100,000	108,500
Indonesia - 0.9%
PT Pertamina Persero:
5.25% 5/23/21 (e)	550,000	566,500
6.5% 5/27/41 (e)	200,000	213,000
TOTAL INDONESIA		779,500
Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (e)	200,000	208,500
Luxembourg - 0.1%
RSHB Capital SA 9% 6/11/14 (e)	100,000	111,380
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	141,990
Mexico - 0.7%
Petroleos Mexicanos:
5.5% 1/21/21	250,000	277,500
6.625% (e)(f)	100,000	104,250
8% 5/3/19	150,000	190,500
TOTAL MEXICO		572,250
Netherlands - 0.6%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)	100,000	110,880
9.125% 7/2/18 (e)	150,000	186,570
11.75% 1/23/15 (e)	100,000	121,130
Majapahit Holding BV 8% 8/7/19 (e)	100,000	119,500
TOTAL NETHERLANDS		538,080
Nonconvertible Bonds - continued
	Principal Amount	Value
Philippines - 0.4%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)	$ 150,000	$ 184,500
7.39% 12/2/24 (e)	125,000	158,125
TOTAL PHILIPPINES		342,625
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)	100,000	123,650
United States of America - 0.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35	200,000	235,500
8.625% 2/1/22	175,000	225,750
TOTAL UNITED STATES OF AMERICA		461,250
Venezuela - 2.9%
Petroleos de Venezuela SA:
4.9% 10/28/14	1,300,000	1,192,750
5.375% 4/12/27	400,000	248,000
5.5% 4/12/37	600,000	364,500
8.5% 11/2/17 (e)	450,000	406,125
12.75% 2/17/22 (e)	300,000	307,500
TOTAL VENEZUELA		2,518,875
TOTAL NONCONVERTIBLE BONDS (Cost $5,970,230)		6,446,381
Government Obligations - 19.1%

Argentina - 0.1%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	73,360	52,452
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)	225,000	210,938
8.95% 1/26/18	100,000	92,750
TOTAL BELARUS		303,688
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)	150,000	75,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)	100,000	113,500
Government Obligations - continued
	Principal Amount	Value
Brazil - 1.7%
Brazilian Federative Republic:
5.625% 1/7/41	$ 100,000	$ 118,750
7.125% 1/20/37	200,000	282,000
10.125% 5/15/27	150,000	252,750
12.25% 3/6/30	350,000	682,500
12.75% 1/15/20	100,000	168,500
TOTAL BRAZIL		1,504,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)	100,000	108,750
Colombia - 1.0%
Colombian Republic:
10.375% 1/28/33	250,000	437,500
11.75% 2/25/20	280,000	446,600
TOTAL COLOMBIA		884,100
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)	95,000	71,725
Croatia - 0.6%
Croatia Republic:
6.25% 4/27/17 (e)	200,000	202,500
6.375% 3/24/21 (e)	200,000	196,500
6.625% 7/14/20 (e)	100,000	100,000
TOTAL CROATIA		499,000
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)	236,000	239,540
El Salvador - 0.2%
El Salvador Republic 7.375% 12/1/19 (e)	175,000	190,750
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)	100,000	113,500
Hungary - 0.5%
Hungarian Republic:
4.75% 2/3/15	365,000	350,495
7.625% 3/29/41	100,000	94,250
TOTAL HUNGARY		444,745
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)	100,000	100,375
Government Obligations - continued
	Principal Amount	Value
Indonesia - 0.7%
Indonesian Republic:
7.75% 1/17/38 (e)	$ 175,000	$ 236,688
8.5% 10/12/35 (e)	100,000	145,250
11.625% 3/4/19 (e)	175,000	257,688
TOTAL INDONESIA		639,626
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	550,000	457,875
Ivory Coast - 0.7%
Ivory Coast 3.75% 12/31/32 (c)(d)	900,000	625,500
Latvia - 0.2%
Latvian Republic 5.25% 2/22/17 (e)	200,000	205,500
Lebanon - 0.4%
Lebanese Republic 11.625% 5/11/16 (Reg. S)	250,000	315,000
Lithuania - 0.5%
Lithuanian Republic:
6.125% 3/9/21 (e)	100,000	108,000
6.625% 2/1/22 (e)	200,000	225,500
7.375% 2/11/20 (e)	100,000	117,375
TOTAL LITHUANIA		450,875
Mexico - 1.1%
United Mexican States:
5.75% 10/12/2110	224,000	244,160
6.05% 1/11/40	200,000	249,000
6.75% 9/27/34	200,000	267,000
7.5% 4/8/33	100,000	143,000
TOTAL MEXICO		903,160
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)	200,000	208,660
Nigeria - 0.7%
Republic of Nigeria 6.75% 1/28/21 (e)	550,000	598,125
Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27	55,000	86,213
9.375% 4/1/29	150,000	245,250
TOTAL PANAMA		331,463
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33	345,000	549,413
Government Obligations - continued
	Principal Amount	Value
Philippines - 1.4%
Philippine Republic:
6.375% 10/23/34	$ 150,000	$ 186,000
6.5% 1/20/20	135,000	164,700
7.75% 1/14/31	125,000	174,063
10.625% 3/16/25	425,000	690,625
TOTAL PHILIPPINES		1,215,388
Poland - 0.2%
Polish Government:
5% 3/23/22	35,000	37,406
6.375% 7/15/19	135,000	158,963
TOTAL POLAND		196,369
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (e)	200,000	223,000
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)	190,000	199,738
Russia - 1.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)	724,500	869,400
11% 7/24/18 (Reg. S)	200,000	282,760
12.75% 6/24/28 (Reg. S)	175,000	316,978
TOTAL RUSSIA		1,469,138
Serbia - 0.3%
Republic of Serbia:
6.75% 11/1/24 (e)	43,333	42,683
7.25% 9/28/21 (e)	200,000	209,500
TOTAL SERBIA		252,183
South Africa - 0.1%
South African Republic 4.665% 1/17/24	100,000	104,750
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)	100,000	101,750
Turkey - 1.6%
Turkish Republic:
7% 6/5/20	300,000	353,250
Government Obligations - continued
	Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
7.5% 7/14/17	$ 200,000	$ 234,000
11.875% 1/15/30	450,000	775,710
TOTAL TURKEY		1,362,960
Ukraine - 0.3%
Ukraine Government:
6.25% 6/17/16 (e)	200,000	183,500
7.75% 9/23/20 (e)	100,000	90,250
TOTAL UKRAINE		273,750
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36	75,000	105,375
Venezuela - 1.3%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)	85,000	73,525
11.75% 10/21/26 (Reg. S)	300,000	301,500
11.95% 8/5/31 (Reg. S)	350,000	351,750
12.75% 8/23/22	325,000	351,000
TOTAL VENEZUELA		1,077,775
TOTAL GOVERNMENT OBLIGATIONS (Cost $15,818,766)		16,568,998
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $2,094,585)	2,094,585	2,094,585
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $80,783,694)		86,142,584
NET OTHER ASSETS (LIABILITIES) - 0.8%		690,259
NET ASSETS - 100%		$ 86,832,843
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,063,940 or 9.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,728
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,307,388	$ 5,307,388	$ -	$ -
Consumer Staples	4,799,905	4,799,905	-	-
Energy	8,589,617	7,946,553	643,064	-
Financials	13,186,512	12,345,760	840,752	-
Health Care	655,099	655,099	-	-
Industrials	3,754,474	3,754,474	-	-
Information Technology	8,834,353	7,485,308	1,349,045	-
Materials	7,310,912	7,060,753	250,159	-
Telecommunication Services	4,793,524	4,565,228	228,296	-
Utilities	2,056,622	1,903,918	152,704	-
Investment Companies	1,744,214	1,744,214	-	-
Corporate Bonds	6,446,381	-	6,446,381	-
Government Obligations	16,568,998	-	16,568,998	-
Money Market Funds	2,094,585	2,094,585	-	-
Total Investments in Securities:	$ 86,142,584	$ 59,663,185	$ 26,479,399	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.4%
BBB	12.4%
BB	4.7%
B	4.5%
CCC,CC,C	0.4%
Not Rated	3.1%
Equities	70.3%
Short-Term Investments and Net Other Assets	3.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $78,689,109)	$ 84,047,999
Fidelity Central Funds (cost $2,094,585)	2,094,585
Total Investments (cost $80,783,694)		$ 86,142,584
Cash		27,663
Foreign currency held at value (cost $11,747)		11,726
Receivable for investments sold		569,580
Receivable for fund shares sold		503,227
Dividends receivable		186,182
Interest receivable		378,388
Distributions receivable from Fidelity Central Funds		313
Prepaid expenses		41,371
Receivable from investment adviser for expense reductions		10,243
Other receivables		6,348
Total assets		87,877,625

Liabilities
Payable for investments purchased Regular delivery	$ 600,351
Delayed delivery	22,705
Payable for fund shares redeemed	230,431
Accrued management fee	56,939
Distribution and service plan fees payable	7,657
Other affiliated payables	16,133
Other payables and accrued expenses	110,566
Total liabilities		1,044,782

Net Assets		$ 86,832,843
Net Assets consist of:
Paid in capital		$ 81,274,206
Undistributed net investment income		469,912
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(270,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,359,156
Net Assets		$ 86,832,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,395,663÷ 595,906 shares)	$ 10.73

Maximum offering price per share (100/94.25 of $10.73)	$ 11.38
Class T: Net Asset Value and redemption price per share ($4,857,800 ÷ 452,988 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class C: Net Asset Value and offering price per share ($5,558,822 ÷ 519,232 shares)A	$ 10.71

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($67,860,561 ÷ 6,317,235 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,159,997 ÷ 201,088 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Operations

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 463,804
Interest		608,208
Income from Fidelity Central Funds		1,728
Income before foreign taxes withheld		1,073,740
Less foreign taxes withheld		(36,322)
Total income		1,037,418

Expenses
Management fee	$ 254,751
Transfer agent fees	56,389
Distribution and service plan fees	41,307
Accounting fees and expenses	16,337
Custodian fees and expenses	125,134
Independent trustees' compensation	137
Registration fees	51,344
Audit	30,492
Legal	59
Miscellaneous	356
Total expenses before reductions	576,306
Expense reductions	(105,445)	470,861
Net investment income (loss)		566,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(226,996)
Foreign currency transactions	(43,435)
Total net realized gain (loss)		(270,431)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,358,890
Assets and liabilities in foreign currencies	266
Total change in net unrealized appreciation (depreciation)		5,359,156
Net gain (loss)		5,088,725
Net increase (decrease) in net assets resulting from operations		$ 5,655,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 566,557
Net realized gain (loss)	(270,431)
Change in net unrealized appreciation (depreciation)	5,359,156
Net increase (decrease) in net assets resulting from operations	5,655,282
Distributions to shareholders from net investment income	(96,645)
Share transactions - net increase (decrease)	81,260,018
Redemption fees	14,188
Total increase (decrease) in net assets	86,832,843

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $469,912)	$ 86,832,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	.66
Total from investment operations	.75
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.73
Total Return B, C, D	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A
Expenses net of fee waivers, if any	1.65% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	1.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,396
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	.66
Total from investment operations	.73
Distributions from net investment income	(.01)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.72
Total Return B, C, D	7.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.87% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,858
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	.67
Total from investment operations	.72
Distributions from net investment income	(.01)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.71
Total Return B, C, D	7.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.72% A
Expenses net of fee waivers, if any	2.40% A
Expenses net of all reductions	2.36% A
Net investment income (loss)	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,559
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

Period ended April 30, 2012 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.66
Total from investment operations	.76
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalD,I	-
Net asset value, end of period	$ 10.74
Total Return B, C	7.65%
Ratios to Average Net Assets E, G
Expenses before reductions	1.69% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,861
Portfolio turnover rate F	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period November 1, 2011 (commencement of operations) to April 30, 2012.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2012 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.66
Total from investment operations	.76
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalD,I	-
Net asset value, end of period	$ 10.74
Total Return B, C	7.65%
Ratios to Average Net Assets E, G
Expenses before reductions	1.72% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.37% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,160
Portfolio turnover rate F	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period November 1, 2011 (commencement of operations) to April 30, 2012.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,173,905
Gross unrealized depreciation	(1,854,638)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,319,267

Tax cost	$ 80,821,927

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,866,124 and $14,943,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,713	$ 6,438
Class T	.25%	.25%	8,688	7,698
Class C	.75%	.25%	25,906	25,818
			$ 41,307	$ 39,954

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,513
Class T	471
$ 2,984

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,067.19
Class T	3,131.18
Class C	4,769.18
Total Emerging Markets	41,546.18
Institutional Class	1,876.18
	$ 56,389

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $124 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. There were no commitment fees paid during the period by the fund. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Effective November 1, 2011, FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 8,811
Class T	1.90%	5,452
Class C	2.40%	8,451
Total Emerging Markets	1.40%	69,415
Institutional Class	1.40%	3,343
		$ 95,472

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,850 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
From net investment income
Class A	$ 9,099
Class T	4,204
Class C	3,000
Total Emerging Markets	75,940
Institutional Class	4,402
Total	$ 96,645

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2012 A	Period ended April 30, 2012 A
Class A
Shares sold	594,957	$ 6,007,724
Reinvestment of distributions	949	9,099
Net increase (decrease)	595,906	$ 6,016,823
Class T
Shares sold	452,549	$ 4,613,744
Reinvestment of distributions	439	4,204
Net increase (decrease)	452,988	$ 4,617,948
Class C
Shares sold	518,918	$ 5,203,046
Reinvestment of distributions	314	3,000
Net increase (decrease)	519,232	$ 5,206,046
Total Emerging Markets
Shares sold	6,616,968	$ 66,604,812
Reinvestment of distributions	7,686	73,759
Shares redeemed	(307,419)	(3,270,624)
Net increase (decrease)	6,317,235	$ 63,407,947
Institutional Class
Shares sold	200,629	$ 2,006,852
Reinvestment of distributions	459	4,402
Net increase (decrease)	201,088	$ 2,011,254

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Emerging Markets Fund

On July 13, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio risk, performance and attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets equity selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEKI-USAN-0612
1.931263.100

Fidelity®

Emerging Markets Discovery

Fund
and Fidelity®

Total Emerging Markets

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Fidelity® Emerging Markets Discovery Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Fidelity Total Emerging Markets Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.70%
Actual		$ 1,000.00	$ 1,109.90	$ 8.92
Hypothetical A		$ 1,000.00	$ 1,016.41	$ 8.52
Class T	1.95%
Actual		$ 1,000.00	$ 1,108.50	$ 10.22
Hypothetical A		$ 1,000.00	$ 1,015.17	$ 9.77
Class C	2.45%
Actual		$ 1,000.00	$ 1,106.00	$ 12.83
Hypothetical A		$ 1,000.00	$ 1,012.68	$ 12.26
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 1,111.40	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.27
Institutional Class	1.45%
Actual		$ 1,000.00	$ 1,111.40	$ 7.61
Hypothetical A		$ 1,000.00	$ 1,017.65	$ 7.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2012
% of fund's net assets
Unified-President Enterprises Corp. (Taiwan, Food Products)	2.1
WisdomTree India Earnings ETF (United States of America, Investment Companies)	1.9
Grupo Herdez SAB de CV (Mexico, Food Products)	1.4
Quinenco SA (Chile, Industrial Conglomerates)	1.4
Tiger Brands Ltd. (South Africa, Food Products)	1.4
8.2
Top Five Market Sectors as of April 30, 2012
% of fund's net assets
Financials	18.1
Consumer Staples	16.5
Industrials	14.0
Consumer Discretionary	11.1
Information Technology	10.2
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets
Taiwan	13.5
Korea (South)	13.1
South Africa	8.5
Cayman Islands	7.6
Bermuda	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012
Stocks and Investment Companies 96.0%
Short-Term Investments and Net Other Assets (Liabilities) 4.0%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	33,553	$ 163,457
Bermuda - 5.9%
ARA Asset Management Ltd. (c)	114,000	140,007
Cafe de Coral Holdings Ltd.	60,000	164,719
Pacific Basin Shipping Ltd.	313,000	164,596
Texwinca Holdings Ltd.	176,000	215,501
Vtech Holdings Ltd.	19,800	222,023
Wilson Sons Ltd. unit	14,200	212,313
Yue Yuen Industrial (Holdings) Ltd.	62,500	209,444
TOTAL BERMUDA		1,328,603
Brazil - 3.6%
Duratex SA	32,000	188,023
Fleury SA	20,700	266,711
LPS Brasil Consultoria de Imoveis SA	7,000	120,819
Oi SA	35,340	238,978
TOTAL BRAZIL		814,531
Cayman Islands - 7.6%
Boer Power Holdings Ltd.	368,000	132,807
Haitian International Holdings Ltd.	129,000	148,476
Hutchison China Meditech Ltd. (a)	25,100	182,311
Mindray Medical International Ltd. sponsored ADR	5,900	193,284
Minth Group Ltd.	194,000	245,793
O-Net Communications Group Ltd.	506,000	128,479
Perfect World Co. Ltd. sponsored ADR Class B	14,600	178,266
Samson Holding Ltd.	1,610,000	213,736
SITC International Holdings Co. Ltd.	399,000	120,852
Yip's Chemical Holdings Ltd.	192,000	150,954
TOTAL CAYMAN ISLANDS		1,694,958
Chile - 5.7%
Compania Cervecerias Unidas SA sponsored ADR	2,300	164,726
Embotelladora Andina SA sponsored ADR	4,700	152,750
Isapre CruzBlanca SA	258,472	282,929
Parque Arauco SA	122,668	238,331
Quinenco SA	99,891	308,898
Sociedad Matriz SAAM SA (a)	999,080	119,453
TOTAL CHILE		1,267,087
China - 3.9%
China BlueChemical Ltd. (H Shares)	330,000	236,059
Common Stocks - continued
	Shares	Value
China - continued
China Communications Services Corp. Ltd. (H Shares)	434,000	$ 223,191
China Oilfield Services Ltd. (H Shares)	122,000	197,813
Lianhua Supermarket Holdings Ltd. (H Shares)	204,000	213,238
TOTAL CHINA		870,301
Colombia - 0.9%
Bolsa de Valores de Colombia	10,150,479	196,400
Egypt - 1.8%
Commercial International Bank Ltd.	65,900	281,467
Lecico Egypt S.A.E.	152,400	127,814
TOTAL EGYPT		409,281
Hong Kong - 3.3%
China Insurance International Holdings Co. Ltd. (a)	64,200	133,884
Hopewell Holdings Ltd.	99,500	267,389
Television Broadcasts Ltd.	23,000	168,973
Vitasoy International Holdings Ltd.	228,000	167,503
TOTAL HONG KONG		737,749
India - 0.9%
Dr. Reddy's Laboratories Ltd. sponsored ADR	5,700	192,831
Indonesia - 3.2%
PT Astra Graphia Tbk	1,251,500	204,260
PT Kalbe Farma Tbk	616,000	269,779
PT Ramayana Lestari Sentosa Tbk	2,531,500	236,885
TOTAL INDONESIA		710,924
Kenya - 0.8%
Safaricom Ltd.	4,442,577	176,102
Korea (South) - 13.1%
Amorepacific Corp.	249	239,058
BS Financial Group, Inc.	19,300	198,956
DuzonBizon Co. Ltd. (a)	21,260	129,991
Green Cross Holdings Corp.	13,720	156,609
kiwoom.com Securities Co. Ltd.	3,650	217,361
Korea Plant Service & Engineering Co. Ltd.	5,910	217,809
LG Corp.	3,714	189,295
LG Household & Health Care Ltd.	546	286,498
MegaStudy Co. Ltd.	1,545	144,093
NHN Corp.	1,049	237,623
Nong Shim Co. Ltd.	1,047	209,840
S1 Corp.	4,958	247,873
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	1,171	$ 223,812
Shinsegae Co. Ltd.	1,115	244,681
TOTAL KOREA (SOUTH)		2,943,499
Luxembourg - 2.2%
Brait SA	76,000	237,927
Millicom International Cellular SA (depository receipt)	2,343	248,916
TOTAL LUXEMBOURG		486,843
Malaysia - 2.4%
AEON Co. (M) Bhd	56,600	177,910
KPJ Healthcare Bhd	99,100	182,117
Top Glove Corp. Bhd	111,400	172,688
TOTAL MALAYSIA		532,715
Mexico - 2.5%
Bolsa Mexicana de Valores SA de CV	119,600	239,049
Grupo Herdez SAB de CV	143,300	317,217
TOTAL MEXICO		556,266
Nigeria - 0.6%
Nestle Foods Nigeria PLC	48,378	128,783
Philippines - 2.0%
BDO Unibank, Inc.	140,640	220,808
Manila Water Co., Inc.	386,600	226,468
TOTAL PHILIPPINES		447,276
Poland - 1.1%
Kruk SA (a)	600	9,191
Warsaw Stock Exchange	19,300	236,280
TOTAL POLAND		245,471
Russia - 0.0%
Vozrozhdenie Bank	400	7,583
Singapore - 3.7%
Ascendas India Trust	330,000	217,307
Breadtalk Group Ltd.	291,000	130,493
Ezra Holdings Ltd. (a)	154,000	125,674
Global Logistic Properties Ltd. (a)	131,000	218,042
Petra Foods Ltd.	67,000	133,713
TOTAL SINGAPORE		825,229
Common Stocks - continued
	Shares	Value
South Africa - 8.5%
Advtech Ltd.	154,000	$ 124,736
African Oxygen Ltd.	74,400	182,700
Coronation Fund Managers Ltd.	49,000	183,955
JSE Ltd.	20,800	219,820
Nampak Ltd.	80,400	232,062
Reunert Ltd.	31,800	294,369
Shoprite Holdings Ltd.	13,200	228,089
Tiger Brands Ltd.	8,300	304,127
Zeder Investments Ltd.	381,333	136,786
TOTAL SOUTH AFRICA		1,906,644
Sri Lanka - 0.6%
John Keells Holdings Ltd.	88,145	138,124
Taiwan - 13.5%
Chroma ATE, Inc.	94,000	214,728
CTCI Corp.	128,000	247,615
Delta Electronics, Inc.	66,000	196,495
Formosa Optical Technology Co. Ltd.	74,000	203,560
Giant Manufacturing Co. Ltd.	25,000	126,050
Insyde Software Corp.	29,000	134,282
MJC Probe, Inc.	57,000	125,711
Pacific Hospital Supply Co. Ltd.	79,000	239,805
Powertech Technology, Inc.	113,000	192,435
SIMPLO Technology Co. Ltd.	17,000	131,195
St. Shine Optical Co. Ltd.	13,000	151,158
Ta Chong Bank (a)	451,000	174,800
Taiwan Hon Chuan Enterprise Co. Ltd.	95,000	213,754
Unified-President Enterprises Corp.	299,000	466,111
Wah Lee Industrial Corp.	151,000	207,169
TOTAL TAIWAN		3,024,868
Turkey - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii A/S	15,000	211,298
Enka Insaat ve Sanayi A/S	61,000	190,951
TOTAL TURKEY		402,249
United Arab Emirates - 0.7%
First Gulf Bank PJSC	68,981	169,027
Common Stocks - continued
	Shares	Value
United Kingdom - 1.5%
Archipelago Resources PLC (a)	122,300	$ 119,599
Pz Cussons PLC Class L	40,000	215,743
TOTAL UNITED KINGDOM		335,342
TOTAL COMMON STOCKS (Cost $19,656,971)		20,712,143
Investment Companies - 3.5%

Thailand - 0.6%
CPN Retail Growth Leasehold Property Fund	303,200	139,006
India - 2.9%
Market Vectors India Small-Cap Index ETF	18,500	211,270
WisdomTree India Earnings ETF	23,500	430,755
TOTAL UNITED STATES OF AMERICA		642,025
TOTAL INVESTMENT COMPANIES (Cost $794,426)		781,031
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $1,167,930)	1,167,930	1,167,930
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $21,619,327)		22,661,104
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(271,310)
NET ASSETS - 100%		$ 22,389,794
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,007 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 341
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,451,397)	$ 21,493,174
Fidelity Central Funds (cost $1,167,930)	1,167,930
Total Investments (cost $21,619,327)		$ 22,661,104
Foreign currency held at value (cost $98,303)		98,389
Receivable for investments sold		100,891
Receivable for fund shares sold		543,167
Dividends receivable		13,343
Distributions receivable from Fidelity Central Funds		113
Prepaid expenses		41,371
Receivable from investment adviser for expense reductions		58,462
Other receivables		78,081
Total assets		23,594,921

Liabilities
Payable to custodian bank	$ 46
Payable for investments purchased	730,372
Payable for fund shares redeemed	314,135
Accrued management fee	14,609
Distribution and service plan fees payable	1,150
Other affiliated payables	4,148
Other payables and accrued expenses	140,667
Total liabilities		1,205,127

Net Assets		$ 22,389,794
Net Assets consist of:
Paid in capital		$ 21,300,686
Undistributed net investment income		19,148
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,245
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,041,715
Net Assets		$ 22,389,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,071,561 ÷ 96,614 shares)	$ 11.09

Maximum offering price per share (100/94.25 of $11.09)	$ 11.77
Class T: Net Asset Value and redemption price per share ($859,545 ÷ 77,548 shares)	$ 11.08

Maximum offering price per share (100/96.50 of $11.08)	$ 11.48
Class C: Net Asset Value and offering price per share ($795,966 ÷ 71,975 shares)A	$ 11.06

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($18,937,594 ÷ 1,705,972 shares)	$ 11.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($725,128 ÷ 65,327 shares)	$ 11.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 91,323
Special dividends		26,200
Interest		20
Income from Fidelity Central Funds		341
Income before foreign taxes withheld		117,884
Less foreign taxes withheld		(5,867)
Total income		112,017

Expenses
Management fee	$ 50,625
Transfer agent fees	11,922
Distribution and service plan fees	5,274
Accounting fees and expenses	3,058
Custodian fees and expenses	166,236
Independent trustees' compensation	23
Registration fees	45,309
Audit	28,001
Legal	9
Miscellaneous	356
Total expenses before reductions	310,813
Expense reductions	(225,704)	85,109
Net investment income (loss)		26,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,325
Foreign currency transactions	(10,080)
Total net realized gain (loss)		28,245
Change in net unrealized appreciation (depreciation) on: Investment securities	1,041,777
Assets and liabilities in foreign currencies	(62)
Total change in net unrealized appreciation (depreciation)		1,041,715
Net gain (loss)		1,069,960
Net increase (decrease) in net assets resulting from operations		$ 1,096,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,908
Net realized gain (loss)	28,245
Change in net unrealized appreciation (depreciation)	1,041,715
Net increase (decrease) in net assets resulting from operations	1,096,868
Distributions to shareholders from net investment income	(7,760)
Share transactions - net increase (decrease)	21,289,285
Redemption fees	11,401
Total increase (decrease) in net assets	22,389,794

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $19,148)	$ 22,389,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2012 J
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02 I
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.09
Distributions from net investment income	(.01)
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.09
Total Return B, C, D	10.99%
Ratios to Average Net Assets F, H
Expenses before reductions	5.66% A
Expenses net of fee waivers, if any	1.70% A
Expenses net of all reductions	1.61% A
Net investment income (loss)	.29% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,072
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%.

J For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2012 K
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I,J
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.07
Distributions from net investment income	- I
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.08
Total Return B, C, D	10.85%
Ratios to Average Net Assets F, H
Expenses before reductions	5.93% A
Expenses net of fee waivers, if any	1.95% A
Expenses net of all reductions	1.86% A
Net investment income (loss)	.04% A,J
Supplemental Data
Net assets, end of period (000 omitted)	$ 860
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.40)%.

K For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2012 J
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02) I
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.05
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 11.06
Total Return B, C, D	10.60%
Ratios to Average Net Assets F, H
Expenses before reductions	6.55% A
Expenses net of fee waivers, if any	2.45% A
Expenses net of all reductions	2.36% A
Net investment income (loss)	(.46)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 796
Portfolio turnover rate G	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.90)%.

J For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 H
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.10
Total Return B, C	11.14%
Ratios to Average Net Assets E, G
Expenses before reductions	5.14% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	.55% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,938
Portfolio turnover rate F	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 H
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.10
Distributions from net investment income	(.01)
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 11.10
Total Return B, C	11.14%
Ratios to Average Net Assets E, G
Expenses before reductions	5.40% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 725
Portfolio turnover rate F	130% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,566,857
Gross unrealized depreciation	(577,696)
Net unrealized appreciation (depreciation) on securities and other investments	$ 989,161

Tax cost	$ 21,671,943

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,580,927 and $7,168,110, respectively.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .86% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 864	$ 653
Class T	.25%	.25%	1,530	1,292
Class C	.75%	.25%	2,880	2,703
			$ 5,274	$ 4,648

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,043
Class T	227
$ 2,270

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 595.17
Class T	515.17
Class C	388.13
Emerging Markets Discovery	10,077.22
Institutional Class	347.12
	$ 11,922

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. There were no commitment fees paid during the period by the fund. During the period, there were no borrowings on this line of credit.

Semiannual Report

Fidelity Emerging Markets Discovery Fund
Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Effective November 1, 2011, FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.70%	$ 13,609
Class T	1.95%	12,159
Class C	2.45%	11,801
Emerging Markets Discovery	1.45%	171,353
Institutional Class	1.45%	11,527
		$ 220,449

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,253 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
From net investment income
Class A	$ 435
Class T	203
Emerging Markets Discovery	6,522
Institutional Class	600
Total	$ 7,760

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2012 A	Period ended April 30, 2012 A
Class A
Shares sold	97,111	$ 1,009,323
Reinvestment of distributions	46	435
Shares redeemed	(543)	(6,005)
Net increase (decrease)	96,614	$ 1,003,753
Class T
Shares sold	77,526	$ 807,426
Reinvestment of distributions	22	203
Net increase (decrease)	77,548	$ 807,629
Class C
Shares sold	71,975	$ 741,547
Emerging Markets Discovery
Shares sold	1,809,663	$ 19,206,850
Reinvestment of distributions	681	6,419
Shares redeemed	(104,372)	(1,146,707)
Net increase (decrease)	1,705,972	$ 18,066,562
Institutional Class
Shares sold	67,477	$ 694,150
Reinvestment of distributions	64	600
Shares redeemed	(2,214)	(24,956)
Net increase (decrease)	65,327	$ 669,794

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.65%
Actual		$ 1,000.00	$ 1,075.00	$ 8.51
Hypothetical A		$ 1,000.00	$ 1,016.66	$ 8.27
Class T	1.90%
Actual		$ 1,000.00	$ 1,073.60	$ 9.80
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.52
Class C	2.40%
Actual		$ 1,000.00	$ 1,071.70	$ 12.36
Hypothetical A		$ 1,000.00	$ 1,012.93	$ 12.01
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,076.50	$ 7.23
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,076.50	$ 7.23
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2012
% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.2
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5
iPath MSCI India Index ETN (United Kingdom, Investment Companies)	1.5
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.4
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.3
8.9
Top Five Market Sectors as of April 30, 2012
% of fund's net assets
Energy	15.8
Financials	15.8
Information Technology	10.0
Materials	8.4
Consumer Discretionary	6.3
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets
Brazil	11.0
Korea (South)	9.9
Russia	6.8
Taiwan	6.0
China	5.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012
Stocks and Investment Companies 70.3%
Bonds 26.5%
Short-Term Investments and Net Other Assets (Liabilities) 3.2%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.0%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd.:
(Australia) (a)	85,984	$ 142,884
(Canada) (a)	37,100	61,223
TOTAL AUSTRALIA		204,107
Austria - 0.1%
Erste Bank AG	3,100	71,385
Bailiwick of Guernsey - 0.1%
Chariot Oil & Gas Ltd. (a)	31,155	89,505
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia)	77,172	175,276
BW Offshore Ltd.	236,100	328,014
Cosco International Holdings Ltd.	96,000	41,822
GP Investments Ltd. (depositary receipt) (a)	94,322	224,653
Kunlun Energy Co. Ltd.	399,200	703,867
Nine Dragons Paper (Holdings) Ltd.	87,000	71,765
TOTAL BERMUDA		1,545,397
Brazil - 9.3%
Anhanguera Educacional Participacoes SA	32,800	436,037
Arezzo Industria e Comercio SA	12,500	196,732
B2W Companhia Global do Varejo	7,800	33,268
Banco do Brasil SA	35,000	432,967
Banco Do Est Rio Grande Sul SA	18,600	161,200
BR Properties SA	25,800	320,106
Braskem SA (PN-A)	28,900	203,163
Centrais Eletricas Brasileiras SA (Electrobras)	7,750	66,272
Cia.Hering SA	9,800	243,181
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	4,800	201,504
Companhia de Saneamento de Minas Gerais	6,380	148,844
Companhia Paranaense de Energia-Copel:
(PN-B)	1,905	48,261
(PN-B) sponsored ADR	5,930	148,547
Ecorodovias Infraestrutura e Logistica SA	28,500	237,731
Energias do Brasil SA	20,350	142,311
Fibria Celulose SA	30,800	247,867
Gerdau SA sponsored ADR	42,700	400,953
Itau Unibanco Banco Multiplo SA sponsored ADR	26,290	412,490
Localiza Rent A Car SA	13,700	233,945
Lojas Americanas SA (PN)	46,100	433,393
Mills Estruturas e Servicos de Engenharia SA	13,100	170,369
Common Stocks - continued
	Shares	Value
Brazil - continued
Multiplus SA	10,800	$ 234,000
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	2,300	50,968
sponsored ADR	24,300	572,022
Redecard SA	7,700	129,670
Santos Brasil Participacoes SA unit	5,200	90,570
Telefonica Brasil SA sponsored ADR	4,380	124,699
Ultrapar Participacoes SA	31,700	720,096
Vale SA (PN-A) sponsored ADR	58,200	1,258,866
TOTAL BRAZIL		8,100,032
British Virgin Islands - 0.2%
HLS Systems International Ltd. (a)	13,400	133,062
Sable Mining Africa Ltd. (a)	246,300	45,474
TOTAL BRITISH VIRGIN ISLANDS		178,536
Canada - 1.5%
Banro Corp. (a)	8,800	37,418
Barrick Gold Corp.	2,800	113,276
Extorre Gold Mines Ltd. (a)	20,400	86,743
First Quantum Minerals Ltd.	8,300	172,428
Goldcorp, Inc.	4,900	187,666
Tahoe Resources, Inc. (a)	2,100	39,523
Uranium One, Inc. (a)	144,400	419,568
Yamana Gold, Inc.	16,100	236,182
TOTAL CANADA		1,292,804
Cayman Islands - 3.7%
Ajisen (China) Holdings Ltd.	137,000	153,622
Baidu.com, Inc. sponsored ADR (a)	2,834	376,072
Belle International Holdings Ltd.	83,000	162,820
Biostime International Holdings Ltd.	103,500	298,148
Changyou.com Ltd. (A Shares) ADR (a)	1,700	41,174
Ctrip.com International Ltd. sponsored ADR (a)	5,000	108,350
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,800	364,800
Geely Automobile Holdings Ltd.	350,000	130,371
Greatview Aseptic Pack Co. Ltd. (a)	505,000	275,976
Hengan International Group Co. Ltd.	45,500	481,762
Qihoo 360 Technology Co. Ltd. ADR (a)	1,511	37,125
Shenzhou International Group Holdings Ltd.	41,000	77,153
SINA Corp. (a)	1,500	87,765
Stella International Holdings Ltd.	52,500	139,393
Tencent Holdings Ltd.	2,900	91,127
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Uni-President China Holdings Ltd.	359,000	$ 326,210
Xueda Education Group sponsored ADR (a)	21,100	73,217
TOTAL CAYMAN ISLANDS		3,225,085
Chile - 0.8%
Aguas Andinas SA	210,492	139,243
Embotelladora Andina SA Class A	31,315	142,018
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,096	180,251
Enersis SA	571,015	232,950
TOTAL CHILE		694,462
China - 5.9%
BYD Co. Ltd. (H Shares) (a)	58,500	154,192
China Communications Construction Co. Ltd. (H Shares)	79,000	79,421
China Communications Services Corp. Ltd. (H Shares)	240,000	123,424
China Construction Bank Corp. (H Shares)	1,397,000	1,087,545
China Merchants Bank Co. Ltd. (H Shares)	35,000	75,967
China Pacific Insurance Group Co. Ltd. (H Shares)	171,300	559,692
China Petroleum & Chemical Corp. (H Shares)	524,000	556,546
China Suntien Green Energy Corp. Ltd. (H Shares)	886,500	172,532
China Telecom Corp. Ltd. (H Shares)	395,000	211,701
Dongfeng Motor Group Co. Ltd. (H Shares)	142,000	280,023
Harbin Power Equipment Co. Ltd. (H Shares)	214,000	223,139
Industrial & Commercial Bank of China Ltd. (H Shares)	1,950,000	1,301,902
Maanshan Iron & Steel Ltd. (H Shares)	646,000	182,344
PetroChina Co. Ltd. (H Shares)	58,000	86,518
PICC Property & Casualty Co. Ltd. (H Shares)	4,000	5,016
TOTAL CHINA		5,099,962
Colombia - 1.0%
Ecopetrol SA ADR	13,700	886,390
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	1,510	60,892
Egypt - 0.3%
Citadel Capital Corp. (a)	75,900	39,549
Orascom Telecom Holding SAE unit (a)	48,200	134,960
Orascom Telecom Media & Technology Holding sponsored GDR (e)	7,900	8,927
Orascom Telecom Media & Technology Holding SAE (a)	192,000	44,782
TOTAL EGYPT		228,218
Hong Kong - 3.0%
China Mobile Ltd.	1,500	16,595
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Mobile Ltd. sponsored ADR	13,730	$ 759,818
CNOOC Ltd. sponsored ADR	5,100	1,079,415
Lenovo Group Ltd.	496,000	476,908
Singamas Container Holdings Ltd.	244,000	73,276
Sinotruk Hong Kong Ltd.	307,500	187,465
TOTAL HONG KONG		2,593,477
India - 0.5%
Dr. Reddy's Laboratories Ltd. sponsored ADR	4,100	138,703
Larsen & Toubro Ltd. unit	10,700	250,166
Tata Motors Ltd. sponsored ADR	3,200	95,200
TOTAL INDIA		484,069
Indonesia - 1.9%
PT Bakrieland Development Tbk (a)	12,094,500	153,969
PT Bank Tabungan Negara Tbk	1,788,500	268,552
PT Indo Tambangraya Megah Tbk	68,000	294,108
PT Indosat Tbk	214,000	112,932
PT Telkomunikasi Indonesia Tbk sponsored ADR	21,570	781,050
PT Tower Bersama Infrastructure Tbk	256,500	85,123
TOTAL INDONESIA		1,695,734
Israel - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	95,300	159,475
Check Point Software Technologies Ltd. (a)	1,300	75,569
NICE Systems Ltd. sponsored ADR (a)	4,500	172,890
TOTAL ISRAEL		407,934
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	25,300	170,775
Kenya - 0.4%
Equity Bank Ltd.	843,000	210,117
Safaricom Ltd.	2,534,687	100,474
TOTAL KENYA		310,591
Korea (South) - 8.8%
Amoreg	1,219	306,874
Asia Pacific Systems, Inc. (a)	10,620	105,718
E-Mart Co. Ltd.	1,436	341,171
Hana Financial Group, Inc.	16,950	582,686
ICD Co. Ltd.	5,248	106,574
KB Financial Group, Inc.	24,850	840,752
Korea Electric Power Corp. (a)	7,960	152,704
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	5,019	$ 344,630
LG Corp.	3,861	196,787
Orion Corp.	544	432,264
POSCO sponsored ADR	1,900	158,175
Samsung Electronics Co. Ltd.	2,257	2,775,999
Samsung Engineering Co. Ltd.	1,143	217,449
Samsung Fire & Marine Insurance Co. Ltd.	2,354	449,918
Samsung Heavy Industries Ltd.	7,750	285,964
Shinhan Financial Group Co. Ltd.	2,980	104,157
Shinhan Financial Group Co. Ltd. sponsored ADR	1,250	86,925
Tong Yang Life Insurance Co. Ltd.	15,160	134,010
TOTAL KOREA (SOUTH)		7,622,757
Luxembourg - 0.7%
Samsonite International SA	153,300	297,169
Subsea 7 SA (a)	10,600	274,711
TOTAL LUXEMBOURG		571,880
Malaysia - 0.8%
AirAsia Bhd	221,300	243,573
Axiata Group Bhd	100,100	175,684
Genting Bhd	77,300	264,182
TOTAL MALAYSIA		683,439
Mexico - 2.6%
America Movil SAB de CV Series L sponsored ADR	29,500	786,175
CEMEX SA de CV sponsored ADR	41,188	297,789
Desarrolladora Homex SAB de CV sponsored ADR (a)	4,000	67,240
Grupo Modelo SAB de CV Series C	46,700	329,741
Grupo Televisa SA de CV (CPO) sponsored ADR	29,200	641,524
Wal-Mart de Mexico SA de CV Series V	48,500	138,670
TOTAL MEXICO		2,261,139
Netherlands - 0.2%
ASML Holding NV (Netherlands)	3,500	178,104
Nigeria - 0.8%
Guaranty Trust Bank PLC	230,411	23,451
Guaranty Trust Bank PLC GDR (Reg. S)	52,700	303,025
Zenith Bank PLC	3,816,390	343,330
TOTAL NIGERIA		669,806
Panama - 0.1%
Copa Holdings SA Class A	1,500	121,965
Common Stocks - continued
	Shares	Value
Peru - 0.3%
Compania de Minas Buenaventura SA sponsored ADR	6,700	$ 276,509
Philippines - 1.0%
Metro Pacific Investments Corp.	2,325,000	247,581
Metropolitan Bank & Trust Co.	84,500	183,169
Robinsons Land Corp.	986,500	405,222
TOTAL PHILIPPINES		835,972
Poland - 0.5%
Eurocash SA	11,900	145,308
Powszechny Zaklad Ubezpieczen SA	3,050	308,391
TOTAL POLAND		453,699
Russia - 4.9%
Bank St. Petersburg OJSC	52,800	125,838
DIXY Group OJSC (a)	11,305	143,731
Gazprom OAO sponsored ADR	15,000	172,050
M Video OJSC (a)	5,000	44,992
Magnit OJSC	1,322	166,525
Magnit OJSC GDR (Reg. S)	9,500	278,160
Magnitogorsk Iron & Steel Works OJSC unit	21,700	114,576
Mobile TeleSystems OJSC sponsored ADR	28,550	558,438
NOVATEK OAO GDR (Reg. S)	4,400	559,240
OGK-4 OJSC (a)	4,558,700	412,085
RusHydro JSC sponsored ADR	23,940	83,311
Sberbank (Savings Bank of the Russian Federation)	226,700	725,770
Sistema JSFC (a)	39,100	32,351
Sistema JSFC sponsored GDR	6,130	116,470
TNK-BP Holding (a)	147,400	451,068
Uralkali JSC GDR (Reg. S)	7,100	268,735
TOTAL RUSSIA		4,253,340
Singapore - 0.7%
First Resources Ltd.	199,000	302,283
Global Logistic Properties Ltd. (a)	169,000	281,291
TOTAL SINGAPORE		583,574
South Africa - 3.7%
Absa Group Ltd.	30,970	637,079
AngloGold Ashanti Ltd.	7,300	250,159
Aspen Pharmacare Holdings Ltd.	13,200	213,325
Aveng Ltd.	23,900	122,173
Blue Label Telecoms Ltd.	160,400	140,231
Common Stocks - continued
	Shares	Value
South Africa - continued
Impala Platinum Holdings Ltd.	28,000	$ 544,664
JSE Ltd.	48,000	507,277
Life Healthcare Group Holdings Ltd.	54,400	188,001
Naspers Ltd. Class N	10,600	638,412
TOTAL SOUTH AFRICA		3,241,321
Sweden - 0.0%
Lundin Petroleum AB (a)	1,700	33,819
Taiwan - 6.0%
Advanced Semiconductor Engineering, Inc.	328,000	330,440
Asia Cement Corp.	253,000	305,023
Catcher Technology Co. Ltd.	18,000	115,452
Cheng Uei Precision Industries Co. Ltd.	107,000	220,202
Chinatrust Financial Holding Co. Ltd.	726,885	464,977
Chroma ATE, Inc.	56,000	127,923
HIWIN Technologies Corp.	23,000	218,522
Hon Hai Precision Industry Co. Ltd. (Foxconn)	149,000	472,221
HTC Corp.	1,000	15,195
Inotera Memories, Inc. (a)	198,000	52,157
Lung Yen Life Service Co. Ltd.	37,000	112,440
Synnex Technology International Corp.	126,000	296,038
Taiwan Fertilizer Co. Ltd.	98,000	235,294
Taiwan Mobile Co. Ltd.	70,000	226,170
Taiwan Semiconductor Manufacturing Co. Ltd.	344,000	1,018,605
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,300	581,134
Unified-President Enterprises Corp.	270,000	420,906
TOTAL TAIWAN		5,212,699
Thailand - 1.7%
Bangkok Bank Public Co. Ltd. (For. Reg.)	67,500	425,784
Electricity Generating PCL (For. Reg.)	40,400	130,047
PTT Global Chemical PCL (For. Reg.)	97,200	217,282
PTT PCL (For. Reg.)	39,400	449,663
Siam Cement PCL (For. Reg.)	17,900	243,284
TOTAL THAILAND		1,466,060
Turkey - 1.0%
Aygaz A/S	63,000	291,155
TAV Havalimanlari Holding A/S (a)	52,000	273,466
Turkiye Is Bankasi A/S Series C	80,400	183,954
Turkiye Vakiflar Bankasi TAO	79,000	141,633
TOTAL TURKEY		890,208
Common Stocks - continued
	Shares	Value
United Kingdom - 0.9%
Antofagasta PLC	7,700	$ 147,600
Evraz PLC	35,400	212,249
Hikma Pharmaceuticals PLC	11,289	115,070
International Personal Finance PLC	10,200	44,319
Kazakhmys PLC	21,800	304,653
TOTAL UNITED KINGDOM		823,891
United States of America - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	5,100	373,932
Helix Energy Solutions Group, Inc. (a)	4,200	85,722
ION Geophysical Corp. (a)	5,600	34,888
Universal Display Corp. (a)	4,127	185,591
TOTAL UNITED STATES OF AMERICA		680,133
TOTAL COMMON STOCKS (Cost $54,172,672)		58,199,670
Nonconvertible Preferred Stocks - 1.3%

Korea (South) - 1.1%
Hyundai Motor Co. Series 2	9,020	636,917
Samsung Electronics Co. Ltd.	360	257,706
TOTAL KOREA (SOUTH)		894,623
Russia - 0.2%
Rostelecom (a)(g)	16,800	54,025
Sberbank (Savings Bank of the Russian Federation) (a)	59,900	140,088
TOTAL RUSSIA		194,113
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $951,686)		1,088,736
Investment Companies - 2.0%

India - 2.0%
iPath MSCI India Index ETN (issued by Barclays Capital, Inc., maturity date 9/21/36) (a)	23,710	1,266,351
WisdomTree India Earnings ETF	26,070	477,863
TOTAL INVESTMENT COMPANIES (Cost $1,775,755)		1,744,214
Nonconvertible Bonds - 7.4%
	Principal Amount	Value
Bermuda - 0.2%
Qtel International Finance Ltd. 5% 10/19/25 (e)	$ 200,000	$ 204,002
Canada - 0.1%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)	100,000	109,550
Cayman Islands - 0.1%
Odebrecht Finance Ltd. 7.5% (e)(f)	100,000	103,250
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)	100,000	122,979
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15	100,000	108,500
Indonesia - 0.9%
PT Pertamina Persero:
5.25% 5/23/21 (e)	550,000	566,500
6.5% 5/27/41 (e)	200,000	213,000
TOTAL INDONESIA		779,500
Ireland - 0.2%
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (e)	200,000	208,500
Luxembourg - 0.1%
RSHB Capital SA 9% 6/11/14 (e)	100,000	111,380
Malaysia - 0.2%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)	100,000	141,990
Mexico - 0.7%
Petroleos Mexicanos:
5.5% 1/21/21	250,000	277,500
6.625% (e)(f)	100,000	104,250
8% 5/3/19	150,000	190,500
TOTAL MEXICO		572,250
Netherlands - 0.6%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)	100,000	110,880
9.125% 7/2/18 (e)	150,000	186,570
11.75% 1/23/15 (e)	100,000	121,130
Majapahit Holding BV 8% 8/7/19 (e)	100,000	119,500
TOTAL NETHERLANDS		538,080
Nonconvertible Bonds - continued
	Principal Amount	Value
Philippines - 0.4%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)	$ 150,000	$ 184,500
7.39% 12/2/24 (e)	125,000	158,125
TOTAL PHILIPPINES		342,625
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)	100,000	123,650
United States of America - 0.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35	200,000	235,500
8.625% 2/1/22	175,000	225,750
TOTAL UNITED STATES OF AMERICA		461,250
Venezuela - 2.9%
Petroleos de Venezuela SA:
4.9% 10/28/14	1,300,000	1,192,750
5.375% 4/12/27	400,000	248,000
5.5% 4/12/37	600,000	364,500
8.5% 11/2/17 (e)	450,000	406,125
12.75% 2/17/22 (e)	300,000	307,500
TOTAL VENEZUELA		2,518,875
TOTAL NONCONVERTIBLE BONDS (Cost $5,970,230)		6,446,381
Government Obligations - 19.1%

Argentina - 0.1%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	73,360	52,452
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)	225,000	210,938
8.95% 1/26/18	100,000	92,750
TOTAL BELARUS		303,688
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)	150,000	75,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (e)	100,000	113,500
Government Obligations - continued
	Principal Amount	Value
Brazil - 1.7%
Brazilian Federative Republic:
5.625% 1/7/41	$ 100,000	$ 118,750
7.125% 1/20/37	200,000	282,000
10.125% 5/15/27	150,000	252,750
12.25% 3/6/30	350,000	682,500
12.75% 1/15/20	100,000	168,500
TOTAL BRAZIL		1,504,500
Cayman Islands - 0.1%
Cayman Island Government 5.95% 11/24/19 (e)	100,000	108,750
Colombia - 1.0%
Colombian Republic:
10.375% 1/28/33	250,000	437,500
11.75% 2/25/20	280,000	446,600
TOTAL COLOMBIA		884,100
Congo - 0.1%
Congo Republic 3% 6/30/29 (d)	95,000	71,725
Croatia - 0.6%
Croatia Republic:
6.25% 4/27/17 (e)	200,000	202,500
6.375% 3/24/21 (e)	200,000	196,500
6.625% 7/14/20 (e)	100,000	100,000
TOTAL CROATIA		499,000
Ecuador - 0.3%
Ecuador Republic 9.375% 12/15/15 (e)	236,000	239,540
El Salvador - 0.2%
El Salvador Republic 7.375% 12/1/19 (e)	175,000	190,750
Ghana - 0.1%
Ghana Republic 8.5% 10/4/17 (e)	100,000	113,500
Hungary - 0.5%
Hungarian Republic:
4.75% 2/3/15	365,000	350,495
7.625% 3/29/41	100,000	94,250
TOTAL HUNGARY		444,745
Iceland - 0.1%
Republic of Iceland 4.875% 6/16/16 (e)	100,000	100,375
Government Obligations - continued
	Principal Amount	Value
Indonesia - 0.7%
Indonesian Republic:
7.75% 1/17/38 (e)	$ 175,000	$ 236,688
8.5% 10/12/35 (e)	100,000	145,250
11.625% 3/4/19 (e)	175,000	257,688
TOTAL INDONESIA		639,626
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)	550,000	457,875
Ivory Coast - 0.7%
Ivory Coast 3.75% 12/31/32 (c)(d)	900,000	625,500
Latvia - 0.2%
Latvian Republic 5.25% 2/22/17 (e)	200,000	205,500
Lebanon - 0.4%
Lebanese Republic 11.625% 5/11/16 (Reg. S)	250,000	315,000
Lithuania - 0.5%
Lithuanian Republic:
6.125% 3/9/21 (e)	100,000	108,000
6.625% 2/1/22 (e)	200,000	225,500
7.375% 2/11/20 (e)	100,000	117,375
TOTAL LITHUANIA		450,875
Mexico - 1.1%
United Mexican States:
5.75% 10/12/2110	224,000	244,160
6.05% 1/11/40	200,000	249,000
6.75% 9/27/34	200,000	267,000
7.5% 4/8/33	100,000	143,000
TOTAL MEXICO		903,160
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)	200,000	208,660
Nigeria - 0.7%
Republic of Nigeria 6.75% 1/28/21 (e)	550,000	598,125
Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27	55,000	86,213
9.375% 4/1/29	150,000	245,250
TOTAL PANAMA		331,463
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33	345,000	549,413
Government Obligations - continued
	Principal Amount	Value
Philippines - 1.4%
Philippine Republic:
6.375% 10/23/34	$ 150,000	$ 186,000
6.5% 1/20/20	135,000	164,700
7.75% 1/14/31	125,000	174,063
10.625% 3/16/25	425,000	690,625
TOTAL PHILIPPINES		1,215,388
Poland - 0.2%
Polish Government:
5% 3/23/22	35,000	37,406
6.375% 7/15/19	135,000	158,963
TOTAL POLAND		196,369
Qatar - 0.3%
State of Qatar 5.75% 1/20/42 (e)	200,000	223,000
Romania - 0.2%
Romanian Republic 6.75% 2/7/22 (e)	190,000	199,738
Russia - 1.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)	724,500	869,400
11% 7/24/18 (Reg. S)	200,000	282,760
12.75% 6/24/28 (Reg. S)	175,000	316,978
TOTAL RUSSIA		1,469,138
Serbia - 0.3%
Republic of Serbia:
6.75% 11/1/24 (e)	43,333	42,683
7.25% 9/28/21 (e)	200,000	209,500
TOTAL SERBIA		252,183
South Africa - 0.1%
South African Republic 4.665% 1/17/24	100,000	104,750
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)	100,000	101,750
Turkey - 1.6%
Turkish Republic:
7% 6/5/20	300,000	353,250
Government Obligations - continued
	Principal Amount	Value
Turkey - continued
Turkish Republic: - continued
7.5% 7/14/17	$ 200,000	$ 234,000
11.875% 1/15/30	450,000	775,710
TOTAL TURKEY		1,362,960
Ukraine - 0.3%
Ukraine Government:
6.25% 6/17/16 (e)	200,000	183,500
7.75% 9/23/20 (e)	100,000	90,250
TOTAL UKRAINE		273,750
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36	75,000	105,375
Venezuela - 1.3%
Venezuelan Republic:
7.75% 10/13/19 (Reg. S)	85,000	73,525
11.75% 10/21/26 (Reg. S)	300,000	301,500
11.95% 8/5/31 (Reg. S)	350,000	351,750
12.75% 8/23/22	325,000	351,000
TOTAL VENEZUELA		1,077,775
TOTAL GOVERNMENT OBLIGATIONS (Cost $15,818,766)		16,568,998
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $2,094,585)	2,094,585	2,094,585
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $80,783,694)		86,142,584
NET OTHER ASSETS (LIABILITIES) - 0.8%		690,259
NET ASSETS - 100%		$ 86,832,843
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,063,940 or 9.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,728
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,307,388	$ 5,307,388	$ -	$ -
Consumer Staples	4,799,905	4,799,905	-	-
Energy	8,589,617	7,946,553	643,064	-
Financials	13,186,512	12,345,760	840,752	-
Health Care	655,099	655,099	-	-
Industrials	3,754,474	3,754,474	-	-
Information Technology	8,834,353	7,485,308	1,349,045	-
Materials	7,310,912	7,060,753	250,159	-
Telecommunication Services	4,793,524	4,565,228	228,296	-
Utilities	2,056,622	1,903,918	152,704	-
Investment Companies	1,744,214	1,744,214	-	-
Corporate Bonds	6,446,381	-	6,446,381	-
Government Obligations	16,568,998	-	16,568,998	-
Money Market Funds	2,094,585	2,094,585	-	-
Total Investments in Securities:	$ 86,142,584	$ 59,663,185	$ 26,479,399	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.4%
BBB	12.4%
BB	4.7%
B	4.5%
CCC,CC,C	0.4%
Not Rated	3.1%
Equities	70.3%
Short-Term Investments and Net Other Assets	3.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $78,689,109)	$ 84,047,999
Fidelity Central Funds (cost $2,094,585)	2,094,585
Total Investments (cost $80,783,694)		$ 86,142,584
Cash		27,663
Foreign currency held at value (cost $11,747)		11,726
Receivable for investments sold		569,580
Receivable for fund shares sold		503,227
Dividends receivable		186,182
Interest receivable		378,388
Distributions receivable from Fidelity Central Funds		313
Prepaid expenses		41,371
Receivable from investment adviser for expense reductions		10,243
Other receivables		6,348
Total assets		87,877,625

Liabilities
Payable for investments purchased Regular delivery	$ 600,351
Delayed delivery	22,705
Payable for fund shares redeemed	230,431
Accrued management fee	56,939
Distribution and service plan fees payable	7,657
Other affiliated payables	16,133
Other payables and accrued expenses	110,566
Total liabilities		1,044,782

Net Assets		$ 86,832,843
Net Assets consist of:
Paid in capital		$ 81,274,206
Undistributed net investment income		469,912
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(270,431)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,359,156
Net Assets		$ 86,832,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,395,663÷ 595,906 shares)	$ 10.73

Maximum offering price per share (100/94.25 of $10.73)	$ 11.38
Class T: Net Asset Value and redemption price per share ($4,857,800 ÷ 452,988 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class C: Net Asset Value and offering price per share ($5,558,822 ÷ 519,232 shares)A	$ 10.71

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($67,860,561 ÷ 6,317,235 shares)	$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,159,997 ÷ 201,088 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 463,804
Interest		608,208
Income from Fidelity Central Funds		1,728
Income before foreign taxes withheld		1,073,740
Less foreign taxes withheld		(36,322)
Total income		1,037,418

Expenses
Management fee	$ 254,751
Transfer agent fees	56,389
Distribution and service plan fees	41,307
Accounting fees and expenses	16,337
Custodian fees and expenses	125,134
Independent trustees' compensation	137
Registration fees	51,344
Audit	30,492
Legal	59
Miscellaneous	356
Total expenses before reductions	576,306
Expense reductions	(105,445)	470,861
Net investment income (loss)		566,557
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(226,996)
Foreign currency transactions	(43,435)
Total net realized gain (loss)		(270,431)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,358,890
Assets and liabilities in foreign currencies	266
Total change in net unrealized appreciation (depreciation)		5,359,156
Net gain (loss)		5,088,725
Net increase (decrease) in net assets resulting from operations		$ 5,655,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period November 1, 2011 (commencement of operations) to April 30, 2012 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 566,557
Net realized gain (loss)	(270,431)
Change in net unrealized appreciation (depreciation)	5,359,156
Net increase (decrease) in net assets resulting from operations	5,655,282
Distributions to shareholders from net investment income	(96,645)
Share transactions - net increase (decrease)	81,260,018
Redemption fees	14,188
Total increase (decrease) in net assets	86,832,843

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $469,912)	$ 86,832,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09
Net realized and unrealized gain (loss)	.66
Total from investment operations	.75
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.73
Total Return B, C, D	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A
Expenses net of fee waivers, if any	1.65% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	1.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,396
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07
Net realized and unrealized gain (loss)	.66
Total from investment operations	.73
Distributions from net investment income	(.01)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.72
Total Return B, C, D	7.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.90% A
Expenses net of all reductions	1.87% A
Net investment income (loss)	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,858
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2012 I
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	.67
Total from investment operations	.72
Distributions from net investment income	(.01)
Redemption fees added to paid in capitalE,J	-
Net asset value, end of period	$ 10.71
Total Return B, C, D	7.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.72% A
Expenses net of fee waivers, if any	2.40% A
Expenses net of all reductions	2.36% A
Net investment income (loss)	.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,559
Portfolio turnover rate G	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period November 1, 2011 (commencement of operations) to April 30, 2012.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

Period ended April 30, 2012 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.66
Total from investment operations	.76
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalD,I	-
Net asset value, end of period	$ 10.74
Total Return B, C	7.65%
Ratios to Average Net Assets E, G
Expenses before reductions	1.69% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.36% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,861
Portfolio turnover rate F	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period November 1, 2011 (commencement of operations) to April 30, 2012.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2012 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.66
Total from investment operations	.76
Distributions from net investment income	(.02)
Redemption fees added to paid in capitalD,I	-
Net asset value, end of period	$ 10.74
Total Return B, C	7.65%
Ratios to Average Net Assets E, G
Expenses before reductions	1.72% A
Expenses net of fee waivers, if any	1.40% A
Expenses net of all reductions	1.37% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,160
Portfolio turnover rate F	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period November 1, 2011 (commencement of operations) to April 30, 2012.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,173,905
Gross unrealized depreciation	(1,854,638)
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,319,267

Tax cost	$ 80,821,927

Short-Term Trading (Redemption) Fees. Shares purchased by investors and held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $93,866,124 and $14,943,870, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,713	$ 6,438
Class T	.25%	.25%	8,688	7,698
Class C	.75%	.25%	25,906	25,818
			$ 41,307	$ 39,954

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,513
Class T	471
$ 2,984

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,067.19
Class T	3,131.18
Class C	4,769.18
Total Emerging Markets	41,546.18
Institutional Class	1,876.18
	$ 56,389

* Annualized

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $124 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. There were no commitment fees paid during the period by the fund. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Effective November 1, 2011, FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 8,811
Class T	1.90%	5,452
Class C	2.40%	8,451
Total Emerging Markets	1.40%	69,415
Institutional Class	1.40%	3,343
		$ 95,472

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,850 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $123.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended April 30, 2012 A
From net investment income
Class A	$ 9,099
Class T	4,204
Class C	3,000
Total Emerging Markets	75,940
Institutional Class	4,402
Total	$ 96,645

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended April 30, 2012 A	Period ended April 30, 2012 A
Class A
Shares sold	594,957	$ 6,007,724
Reinvestment of distributions	949	9,099
Net increase (decrease)	595,906	$ 6,016,823
Class T
Shares sold	452,549	$ 4,613,744
Reinvestment of distributions	439	4,204
Net increase (decrease)	452,988	$ 4,617,948
Class C
Shares sold	518,918	$ 5,203,046
Reinvestment of distributions	314	3,000
Net increase (decrease)	519,232	$ 5,206,046
Total Emerging Markets
Shares sold	6,616,968	$ 66,604,812
Reinvestment of distributions	7,686	73,759
Shares redeemed	(307,419)	(3,270,624)
Net increase (decrease)	6,317,235	$ 63,407,947
Institutional Class
Shares sold	200,629	$ 2,006,852
Reinvestment of distributions	459	4,402
Net increase (decrease)	201,088	$ 2,011,254

A For the period November 1, 2011 (commencement of operations) to April 30, 2012.

Semiannual Report

Fidelity Total Emerging Markets Fund
Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Discovery Fund

Fidelity Total Emerging Markets Fund

On July 13, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio risk, performance and attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets equity selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMD-TEK-USAN-0612
1.931239.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012